UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Target Volatility Portfolio VIP Target Volatility Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 16	0.31%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$166,052,336
Number of Holdings	25
Portfolio Turnover	193%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.1
International Equity Funds - 30.0
Bond Funds - 23.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	27.9
Fidelity Total Bond Fund	23.0
Fidelity Overseas Fund	12.2
Fidelity Enhanced Large Cap Core ETF	8.6
Fidelity Emerging Markets Fund	7.0
Fidelity Enhanced International ETF	4.6
Fidelity International Value Fund	3.3
Fidelity Stock Selector Small Cap Fund	2.5
iShares Core MSCI Emerging Markets ETF	1.9
VIP Value Strategies Portfolio - Investor Class	1.4
92.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916154.101    2521-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Target Volatility Portfolio VIP Target Volatility Portfolio Service Class

This semi-annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 8	0.16%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$166,052,336
Number of Holdings	25
Portfolio Turnover	193%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.1
International Equity Funds - 30.0
Bond Funds - 23.9
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	27.9
Fidelity Total Bond Fund	23.0
Fidelity Overseas Fund	12.2
Fidelity Enhanced Large Cap Core ETF	8.6
Fidelity Emerging Markets Fund	7.0
Fidelity Enhanced International ETF	4.6
Fidelity International Value Fund	3.3
Fidelity Stock Selector Small Cap Fund	2.5
iShares Core MSCI Emerging Markets ETF	1.9
VIP Value Strategies Portfolio - Investor Class	1.4
92.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916153.101    2520-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.89%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,558,619,273
Number of Holdings	1,450
Portfolio Turnover	91%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.8
AAA - 1.0
AA - 2.4
A - 1.1
BBB - 6.0
BB - 13.1
B - 17.7
CCC,CC,C - 6.5
D - 0.0
Not Rated - 12.2
Equities - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.7
U.S. Government & Investment Grade-Debt - 25.6
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.2
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.7
Germany - 5.2
Canada - 1.7
Mexico - 1.4
United Kingdom - 1.4
Australia - 1.4
Brazil - 1.1
Saudi Arabia - 1.0
Turkey - 0.8
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
German Federal Republic	5.2
US Treasury Bonds	4.9
Freddie Mac Multifamily Structured pass-thru certificates	3.3
iShares Broad USD High Yield Corporate Bond ETF	1.2
Australian Commonwealth	1.1
EchoStar Corp	0.9
TransDigm Inc	0.9
Energy Transfer LP	0.8
NVIDIA Corp	0.8
35.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916058.101    1328-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.74%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,558,619,273
Number of Holdings	1,450
Portfolio Turnover	91%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.8
AAA - 1.0
AA - 2.4
A - 1.1
BBB - 6.0
BB - 13.1
B - 17.7
CCC,CC,C - 6.5
D - 0.0
Not Rated - 12.2
Equities - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.7
U.S. Government & Investment Grade-Debt - 25.6
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.2
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.7
Germany - 5.2
Canada - 1.7
Mexico - 1.4
United Kingdom - 1.4
Australia - 1.4
Brazil - 1.1
Saudi Arabia - 1.0
Turkey - 0.8
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
German Federal Republic	5.2
US Treasury Bonds	4.9
Freddie Mac Multifamily Structured pass-thru certificates	3.3
iShares Broad USD High Yield Corporate Bond ETF	1.2
Australian Commonwealth	1.1
EchoStar Corp	0.9
TransDigm Inc	0.9
Energy Transfer LP	0.8
NVIDIA Corp	0.8
35.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916057.101    1327-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,558,619,273
Number of Holdings	1,450
Portfolio Turnover	91%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.8
AAA - 1.0
AA - 2.4
A - 1.1
BBB - 6.0
BB - 13.1
B - 17.7
CCC,CC,C - 6.5
D - 0.0
Not Rated - 12.2
Equities - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.7
U.S. Government & Investment Grade-Debt - 25.6
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.2
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.7
Germany - 5.2
Canada - 1.7
Mexico - 1.4
United Kingdom - 1.4
Australia - 1.4
Brazil - 1.1
Saudi Arabia - 1.0
Turkey - 0.8
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
German Federal Republic	5.2
US Treasury Bonds	4.9
Freddie Mac Multifamily Structured pass-thru certificates	3.3
iShares Broad USD High Yield Corporate Bond ETF	1.2
Australian Commonwealth	1.1
EchoStar Corp	0.9
TransDigm Inc	0.9
Energy Transfer LP	0.8
NVIDIA Corp	0.8
35.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916059.101    1470-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.64%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,558,619,273
Number of Holdings	1,450
Portfolio Turnover	91%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.8
AAA - 1.0
AA - 2.4
A - 1.1
BBB - 6.0
BB - 13.1
B - 17.7
CCC,CC,C - 6.5
D - 0.0
Not Rated - 12.2
Equities - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.7
U.S. Government & Investment Grade-Debt - 25.6
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.2
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.7
Germany - 5.2
Canada - 1.7
Mexico - 1.4
United Kingdom - 1.4
Australia - 1.4
Brazil - 1.1
Saudi Arabia - 1.0
Turkey - 0.8
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
German Federal Republic	5.2
US Treasury Bonds	4.9
Freddie Mac Multifamily Structured pass-thru certificates	3.3
iShares Broad USD High Yield Corporate Bond ETF	1.2
Australian Commonwealth	1.1
EchoStar Corp	0.9
TransDigm Inc	0.9
Energy Transfer LP	0.8
NVIDIA Corp	0.8
35.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916056.101    1326-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom Income Portfolio℠ VIP Investor Freedom Income Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom Income Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Income Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$77,105,625
Number of Holdings	15
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.1
Short-Term Funds - 16.3
International Equity Funds - 13.4
Domestic Equity Funds - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	38.5
VIP Government Money Market Portfolio - Investor Class	16.3
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Investor Class	8.8
VIP Emerging Markets Portfolio - Investor Class	4.6
Fidelity Long-Term Treasury Bond Index Fund	3.9
Fidelity International Bond Index Fund	3.0
VIP Growth Portfolio - Investor Class	2.4
VIP Growth & Income Portfolio - Investor Class	1.6
VIP Contrafund Portfolio - Investor Class	1.4
96.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916099.101    1502-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2050 Portfolio℠ VIP Investor Freedom 2050 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$9,943,628
Number of Holdings	12
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	29.0
VIP Growth Portfolio - Investor Class	14.8
VIP Emerging Markets Portfolio - Investor Class	12.7
VIP Growth & Income Portfolio - Investor Class	9.9
VIP Contrafund Portfolio - Investor Class	8.9
VIP Equity Income Portfolio - Investor Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Investor Class	5.0
VIP Value Strategies Portfolio - Investor Class	2.5
VIP Mid Cap Portfolio - Investor Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916209.101    6577-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2045 Portfolio℠ VIP Investor Freedom 2045 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$6,491,304
Number of Holdings	12
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	29.0
VIP Growth Portfolio - Investor Class	14.8
VIP Emerging Markets Portfolio - Investor Class	12.7
VIP Growth & Income Portfolio - Investor Class	9.9
VIP Contrafund Portfolio - Investor Class	8.9
VIP Equity Income Portfolio - Investor Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Investor Class	5.0
VIP Value Strategies Portfolio - Investor Class	2.5
VIP Mid Cap Portfolio - Investor Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916208.101    6576-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2040 Portfolio℠ VIP Investor Freedom 2040 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$20,865,574
Number of Holdings	15
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.9
International Equity Funds - 38.5
Bond Funds - 14.2
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	26.6
VIP Growth Portfolio - Investor Class	13.4
VIP Emerging Markets Portfolio - Investor Class	11.9
VIP Growth & Income Portfolio - Investor Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.6
VIP Contrafund Portfolio - Investor Class	8.1
VIP Equity Income Portfolio - Investor Class	6.5
VIP Value Portfolio - Investor Class	4.6
VIP Investment Grade Bond II Portfolio - Investor Class	2.9
VIP Value Strategies Portfolio - Investor Class	2.3
93.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916207.101    6575-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2035 Portfolio℠ VIP Investor Freedom 2035 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$29,594,491
Number of Holdings	15
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.0
International Equity Funds - 32.5
Bond Funds - 29.1
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	22.4
VIP Investment Grade Bond II Portfolio - Investor Class	15.8
VIP Growth Portfolio - Investor Class	10.8
VIP Emerging Markets Portfolio - Investor Class	10.1
Fidelity Long-Term Treasury Bond Index Fund	8.2
VIP Growth & Income Portfolio - Investor Class	7.3
VIP Contrafund Portfolio - Investor Class	6.5
VIP Equity Income Portfolio - Investor Class	5.3
Fidelity Inflation-Protected Bond Index Fund	3.8
VIP Value Portfolio - Investor Class	3.7
93.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916206.101    6574-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2030 Portfolio℠ VIP Investor Freedom 2030 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$382,650,060
Number of Holdings	15
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.9
Domestic Equity Funds - 31.7
International Equity Funds - 29.0
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	20.4
VIP Overseas Portfolio - Investor Class	19.9
VIP Growth Portfolio - Investor Class	9.2
VIP Emerging Markets Portfolio - Investor Class	9.1
Fidelity Inflation-Protected Bond Index Fund	7.8
Fidelity Long-Term Treasury Bond Index Fund	7.8
VIP Growth & Income Portfolio - Investor Class	6.2
VIP Contrafund Portfolio - Investor Class	5.6
VIP Equity Income Portfolio - Investor Class	4.5
VIP Value Portfolio - Investor Class	3.2
93.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916098.101    1501-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2025 Portfolio℠ VIP Investor Freedom 2025 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$210,677,000
Number of Holdings	15
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.4
Domestic Equity Funds - 27.8
International Equity Funds - 26.4
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	23.2
VIP Overseas Portfolio - Investor Class	18.1
Fidelity Inflation-Protected Bond Index Fund	11.6
VIP Emerging Markets Portfolio - Investor Class	8.3
VIP Growth Portfolio - Investor Class	8.1
Fidelity Long-Term Treasury Bond Index Fund	7.2
VIP Growth & Income Portfolio - Investor Class	5.5
VIP Contrafund Portfolio - Investor Class	4.9
VIP Equity Income Portfolio - Investor Class	4.0
VIP Value Portfolio - Investor Class	2.7
93.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916097.101    1499-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2020 Portfolio℠ VIP Investor Freedom 2020 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$177,924,108
Number of Holdings	15
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.7
International Equity Funds - 22.9
Domestic Equity Funds - 22.7
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	30.8
VIP Overseas Portfolio - Investor Class	15.5
Fidelity Inflation-Protected Bond Index Fund	12.6
VIP Emerging Markets Portfolio - Investor Class	7.4
VIP Growth Portfolio - Investor Class	6.6
VIP Growth & Income Portfolio - Investor Class	4.5
Fidelity Long-Term Treasury Bond Index Fund	4.3
VIP Contrafund Portfolio - Investor Class	4.0
Fidelity International Bond Index Fund	3.8
VIP Equity Income Portfolio - Investor Class	3.2
92.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916096.101    1498-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2015 Portfolio℠ VIP Investor Freedom 2015 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$89,930,326
Number of Holdings	15
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.3
International Equity Funds - 19.3
Domestic Equity Funds - 17.2
Short-Term Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	33.7
Fidelity Inflation-Protected Bond Index Fund	13.7
VIP Overseas Portfolio - Investor Class	13.0
VIP Government Money Market Portfolio - Investor Class	7.2
VIP Emerging Markets Portfolio - Investor Class	6.3
VIP Growth Portfolio - Investor Class	5.1
Fidelity Long-Term Treasury Bond Index Fund	4.2
Fidelity International Bond Index Fund	3.5
VIP Growth & Income Portfolio - Investor Class	3.4
VIP Contrafund Portfolio - Investor Class	3.0
93.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916095.101    1497-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investor Freedom 2010 Portfolio℠ VIP Investor Freedom 2010 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$53,838,226
Number of Holdings	15
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.0
International Equity Funds - 15.6
Short-Term Funds - 12.7
Domestic Equity Funds - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	36.7
Fidelity Inflation-Protected Bond Index Fund	14.8
VIP Government Money Market Portfolio - Investor Class	12.7
VIP Overseas Portfolio - Investor Class	10.4
VIP Emerging Markets Portfolio - Investor Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Growth Portfolio - Investor Class	3.4
Fidelity International Bond Index Fund	3.2
VIP Growth & Income Portfolio - Investor Class	2.3
VIP Contrafund Portfolio - Investor Class	2.1
94.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916094.101    1496-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 32	0.63%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,532,536,071
Number of Holdings	2,387
Portfolio Turnover	184%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.5
AAA - 8.2
AA - 0.6
A - 8.5
BBB - 14.6
BB - 3.3
B - 1.4
CCC,CC,C - 0.0
Not Rated - 5.6
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.4
Corporate Bonds - 25.2
U.S. Government Agency - Mortgage Securities - 19.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Other Investments - 0.2
Options - 0.1
Bank Loan Obligations - 0.1
Preferred Securities - 0.1
Foreign Government and Government Agency Obligations - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Grand Cayman (UK Overseas Ter) - 5.0
Mexico - 1.0
Ireland - 0.6
United Kingdom - 0.6
Bailiwick Of Jersey - 0.5
Netherlands - 0.4
Switzerland - 0.3
France - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.2
US Treasury Bonds	12.2
Fannie Mae Mortgage pass-thru certificates	6.0
Ginnie Mae II Pool	5.1
Freddie Mac Gold Pool	4.2
Uniform Mortgage Backed Securities	2.9
Morgan Stanley	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.0
65.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915994.101    367-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.48%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,532,536,071
Number of Holdings	2,387
Portfolio Turnover	184%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.5
AAA - 8.2
AA - 0.6
A - 8.5
BBB - 14.6
BB - 3.3
B - 1.4
CCC,CC,C - 0.0
Not Rated - 5.6
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.4
Corporate Bonds - 25.2
U.S. Government Agency - Mortgage Securities - 19.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Other Investments - 0.2
Options - 0.1
Bank Loan Obligations - 0.1
Preferred Securities - 0.1
Foreign Government and Government Agency Obligations - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Grand Cayman (UK Overseas Ter) - 5.0
Mexico - 1.0
Ireland - 0.6
United Kingdom - 0.6
Bailiwick Of Jersey - 0.5
Netherlands - 0.4
Switzerland - 0.3
France - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.2
US Treasury Bonds	12.2
Fannie Mae Mortgage pass-thru certificates	6.0
Ginnie Mae II Pool	5.1
Freddie Mac Gold Pool	4.2
Uniform Mortgage Backed Securities	2.9
Morgan Stanley	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.0
65.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915995.101    827-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 21	0.41%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,532,536,071
Number of Holdings	2,387
Portfolio Turnover	184%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.5
AAA - 8.2
AA - 0.6
A - 8.5
BBB - 14.6
BB - 3.3
B - 1.4
CCC,CC,C - 0.0
Not Rated - 5.6
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.4
Corporate Bonds - 25.2
U.S. Government Agency - Mortgage Securities - 19.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Other Investments - 0.2
Options - 0.1
Bank Loan Obligations - 0.1
Preferred Securities - 0.1
Foreign Government and Government Agency Obligations - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Grand Cayman (UK Overseas Ter) - 5.0
Mexico - 1.0
Ireland - 0.6
United Kingdom - 0.6
Bailiwick Of Jersey - 0.5
Netherlands - 0.4
Switzerland - 0.3
France - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.2
US Treasury Bonds	12.2
Fannie Mae Mortgage pass-thru certificates	6.0
Ginnie Mae II Pool	5.1
Freddie Mac Gold Pool	4.2
Uniform Mortgage Backed Securities	2.9
Morgan Stanley	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.0
65.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915992.101    1460-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.38%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,532,536,071
Number of Holdings	2,387
Portfolio Turnover	184%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.5
AAA - 8.2
AA - 0.6
A - 8.5
BBB - 14.6
BB - 3.3
B - 1.4
CCC,CC,C - 0.0
Not Rated - 5.6
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.4
Corporate Bonds - 25.2
U.S. Government Agency - Mortgage Securities - 19.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Other Investments - 0.2
Options - 0.1
Bank Loan Obligations - 0.1
Preferred Securities - 0.1
Foreign Government and Government Agency Obligations - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Grand Cayman (UK Overseas Ter) - 5.0
Mexico - 1.0
Ireland - 0.6
United Kingdom - 0.6
Bailiwick Of Jersey - 0.5
Netherlands - 0.4
Switzerland - 0.3
France - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.2
US Treasury Bonds	12.2
Fannie Mae Mortgage pass-thru certificates	6.0
Ginnie Mae II Pool	5.1
Freddie Mac Gold Pool	4.2
Uniform Mortgage Backed Securities	2.9
Morgan Stanley	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.0
65.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915993.101    155-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 25	0.50%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$9,902,298,781
Number of Holdings	639
What did the Fund invest in?
(as of June 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.1
8-30	3.2
31-60	5.4
61-90	5.8
91-180	1.8
>180	5.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.8
U.S. Government Agency - Debt - 39.6
U.S. Treasury Obligations - 12.8
Net Other Assets (Liabilities) - (3.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915927.101    359-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 18	0.35%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$9,902,298,781
Number of Holdings	639
What did the Fund invest in?
(as of June 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.1
8-30	3.2
31-60	5.4
61-90	5.8
91-180	1.8
>180	5.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.8
U.S. Government Agency - Debt - 39.6
U.S. Treasury Obligations - 12.8
Net Other Assets (Liabilities) - (3.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915928.101    713-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 14	0.28%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$9,902,298,781
Number of Holdings	639
What did the Fund invest in?
(as of June 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.1
8-30	3.2
31-60	5.4
61-90	5.8
91-180	1.8
>180	5.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.8
U.S. Government Agency - Debt - 39.6
U.S. Treasury Obligations - 12.8
Net Other Assets (Liabilities) - (3.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915925.101    1455-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$9,902,298,781
Number of Holdings	639
What did the Fund invest in?
(as of June 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	81.1
8-30	3.2
31-60	5.4
61-90	5.8
91-180	1.8
>180	5.9

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.8
U.S. Government Agency - Debt - 39.6
U.S. Treasury Obligations - 12.8
Net Other Assets (Liabilities) - (3.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915926.101    153-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,064,872,755
Number of Holdings	41
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.3
International Equity Funds - 34.2
Bond Funds - 14.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	39.2
Fidelity Overseas Fund	10.5
Fidelity Emerging Markets Fund	9.1
Fidelity Total Bond Fund	3.9
VIP Investment Grade Bond II Portfolio - Investor Class	3.9
Fidelity Stock Selector Small Cap Fund	3.4
Fidelity International Discovery Fund	2.7
Fidelity Enhanced International ETF	2.4
Fidelity Inflation-Protected Bond Index Fund	2.4
Fidelity International Capital Appreciation Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916115.101    1595-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,064,872,755
Number of Holdings	41
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.3
International Equity Funds - 34.2
Bond Funds - 14.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	39.2
Fidelity Overseas Fund	10.5
Fidelity Emerging Markets Fund	9.1
Fidelity Total Bond Fund	3.9
VIP Investment Grade Bond II Portfolio - Investor Class	3.9
Fidelity Stock Selector Small Cap Fund	3.4
Fidelity International Discovery Fund	2.7
Fidelity Enhanced International ETF	2.4
Fidelity Inflation-Protected Bond Index Fund	2.4
Fidelity International Capital Appreciation Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916114.101    1594-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,064,872,755
Number of Holdings	41
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.3
International Equity Funds - 34.2
Bond Funds - 14.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	39.2
Fidelity Overseas Fund	10.5
Fidelity Emerging Markets Fund	9.1
Fidelity Total Bond Fund	3.9
VIP Investment Grade Bond II Portfolio - Investor Class	3.9
Fidelity Stock Selector Small Cap Fund	3.4
Fidelity International Discovery Fund	2.7
Fidelity Enhanced International ETF	2.4
Fidelity Inflation-Protected Bond Index Fund	2.4
Fidelity International Capital Appreciation Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916113.101    1593-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,466,437,320
Number of Holdings	38
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 42.9
International Equity Funds - 30.3
Bond Funds - 23.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	32.7
Fidelity Overseas Fund	9.3
Fidelity Total Bond Fund	8.8
VIP Investment Grade Bond II Portfolio - Investor Class	8.8
Fidelity Emerging Markets Fund	8.0
Fidelity Stock Selector Small Cap Fund	2.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Enhanced International ETF	2.3
Fidelity International Discovery Fund	2.3
Fidelity High Income Fund	1.9
79.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916112.101    1592-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,466,437,320
Number of Holdings	38
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 42.9
International Equity Funds - 30.3
Bond Funds - 23.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	32.7
Fidelity Overseas Fund	9.3
Fidelity Total Bond Fund	8.8
VIP Investment Grade Bond II Portfolio - Investor Class	8.8
Fidelity Emerging Markets Fund	8.0
Fidelity Stock Selector Small Cap Fund	2.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Enhanced International ETF	2.3
Fidelity International Discovery Fund	2.3
Fidelity High Income Fund	1.9
79.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916111.101    1591-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,466,437,320
Number of Holdings	38
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 42.9
International Equity Funds - 30.3
Bond Funds - 23.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	32.7
Fidelity Overseas Fund	9.3
Fidelity Total Bond Fund	8.8
VIP Investment Grade Bond II Portfolio - Investor Class	8.8
Fidelity Emerging Markets Fund	8.0
Fidelity Stock Selector Small Cap Fund	2.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Enhanced International ETF	2.3
Fidelity International Discovery Fund	2.3
Fidelity High Income Fund	1.9
79.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916110.101    1590-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,268,721,741
Number of Holdings	38
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.0
Bond Funds - 33.8
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	28.1
Fidelity Total Bond Fund	13.8
VIP Investment Grade Bond II Portfolio - Investor Class	13.8
Fidelity Overseas Fund	7.8
Fidelity Emerging Markets Fund	6.9
Fidelity Stock Selector Small Cap Fund	2.4
Fidelity Inflation-Protected Bond Index Fund	2.4
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.0
Fidelity High Income Fund	1.9
81.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916126.101    1882-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,268,721,741
Number of Holdings	38
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.0
Bond Funds - 33.8
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	28.1
Fidelity Total Bond Fund	13.8
VIP Investment Grade Bond II Portfolio - Investor Class	13.8
Fidelity Overseas Fund	7.8
Fidelity Emerging Markets Fund	6.9
Fidelity Stock Selector Small Cap Fund	2.4
Fidelity Inflation-Protected Bond Index Fund	2.4
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.0
Fidelity High Income Fund	1.9
81.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916125.101    1881-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,268,721,741
Number of Holdings	38
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.0
Bond Funds - 33.8
International Equity Funds - 26.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	28.1
Fidelity Total Bond Fund	13.8
VIP Investment Grade Bond II Portfolio - Investor Class	13.8
Fidelity Overseas Fund	7.8
Fidelity Emerging Markets Fund	6.9
Fidelity Stock Selector Small Cap Fund	2.4
Fidelity Inflation-Protected Bond Index Fund	2.4
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.0
Fidelity High Income Fund	1.9
81.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916124.101    1880-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$3,919,084,309
Number of Holdings	38
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.0
Domestic Equity Funds - 31.0
International Equity Funds - 22.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	23.2
Fidelity Total Bond Fund	16.3
VIP Investment Grade Bond II Portfolio - Investor Class	16.2
Fidelity Emerging Markets Fund	5.6
Fidelity Overseas Fund	4.8
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.8
Fidelity Enhanced International ETF	2.5
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Stock Selector Small Cap Fund	2.0
Fidelity High Income Fund	2.0
77.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916109.101    1589-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$3,919,084,309
Number of Holdings	38
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.0
Domestic Equity Funds - 31.0
International Equity Funds - 22.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	23.2
Fidelity Total Bond Fund	16.3
VIP Investment Grade Bond II Portfolio - Investor Class	16.2
Fidelity Emerging Markets Fund	5.6
Fidelity Overseas Fund	4.8
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.8
Fidelity Enhanced International ETF	2.5
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Stock Selector Small Cap Fund	2.0
Fidelity High Income Fund	2.0
77.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916108.101    1588-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$3,919,084,309
Number of Holdings	38
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.0
Domestic Equity Funds - 31.0
International Equity Funds - 22.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	23.2
Fidelity Total Bond Fund	16.3
VIP Investment Grade Bond II Portfolio - Investor Class	16.2
Fidelity Emerging Markets Fund	5.6
Fidelity Overseas Fund	4.8
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.8
Fidelity Enhanced International ETF	2.5
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Stock Selector Small Cap Fund	2.0
Fidelity High Income Fund	2.0
77.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916107.101    1587-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$33,937,525
Number of Holdings	31
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 25.2
International Equity Funds - 20.1
Short-Term Funds - 7.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	18.9
Fidelity Total Bond Fund	18.8
VIP Stock Selector Portfolio - Investor Class	18.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9
Fidelity Overseas Fund	6.5
Fidelity Emerging Markets Fund	5.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity High Income Fund	2.0
Fidelity International Discovery Fund	1.8
Fidelity Stock Selector Small Cap Fund	1.6
84.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916218.101    6994-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$33,937,525
Number of Holdings	31
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 25.2
International Equity Funds - 20.1
Short-Term Funds - 7.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	18.9
Fidelity Total Bond Fund	18.8
VIP Stock Selector Portfolio - Investor Class	18.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9
Fidelity Overseas Fund	6.5
Fidelity Emerging Markets Fund	5.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity High Income Fund	2.0
Fidelity International Discovery Fund	1.8
Fidelity Stock Selector Small Cap Fund	1.6
84.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916217.101    6993-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$33,937,525
Number of Holdings	31
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 25.2
International Equity Funds - 20.1
Short-Term Funds - 7.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	18.9
Fidelity Total Bond Fund	18.8
VIP Stock Selector Portfolio - Investor Class	18.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9
Fidelity Overseas Fund	6.5
Fidelity Emerging Markets Fund	5.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity High Income Fund	2.0
Fidelity International Discovery Fund	1.8
Fidelity Stock Selector Small Cap Fund	1.6
84.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916213.101    6992-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$20,798,265
Number of Holdings	31
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 19.1
International Equity Funds - 16.1
Short-Term Funds - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	21.4
VIP Investment Grade Bond II Portfolio - Investor Class	21.3
VIP Stock Selector Portfolio - Investor Class	13.6
Fidelity Investments Money Market Government Portfolio - Institutional Class	12.1
Fidelity Overseas Fund	5.1
Fidelity Emerging Markets Fund	4.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity High Income Fund	2.0
Fidelity International Discovery Fund	1.4
Fidelity Hedged Equity Fund	1.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916211.101    6988-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$20,798,265
Number of Holdings	31
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 19.1
International Equity Funds - 16.1
Short-Term Funds - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	21.4
VIP Investment Grade Bond II Portfolio - Investor Class	21.3
VIP Stock Selector Portfolio - Investor Class	13.6
Fidelity Investments Money Market Government Portfolio - Institutional Class	12.1
Fidelity Overseas Fund	5.1
Fidelity Emerging Markets Fund	4.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity High Income Fund	2.0
Fidelity International Discovery Fund	1.4
Fidelity Hedged Equity Fund	1.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916212.101    6991-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$20,798,265
Number of Holdings	31
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 19.1
International Equity Funds - 16.1
Short-Term Funds - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	21.4
VIP Investment Grade Bond II Portfolio - Investor Class	21.3
VIP Stock Selector Portfolio - Investor Class	13.6
Fidelity Investments Money Market Government Portfolio - Institutional Class	12.1
Fidelity Overseas Fund	5.1
Fidelity Emerging Markets Fund	4.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity High Income Fund	2.0
Fidelity International Discovery Fund	1.4
Fidelity Hedged Equity Fund	1.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916210.101    6986-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$683,898,586
Number of Holdings	37
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.5
Short-Term Funds - 23.5
Domestic Equity Funds - 13.0
International Equity Funds - 8.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	23.5
Fidelity Total Bond Fund	21.5
VIP Investment Grade Bond II Portfolio - Investor Class	21.5
VIP Stock Selector Portfolio - Investor Class	8.7
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	2.1
Fidelity High Income Fund	2.0
Fidelity Hedged Equity Fund	1.3
Fidelity Long-Term Treasury Bond Index Fund	1.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916106.101    1586-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$683,898,586
Number of Holdings	37
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.5
Short-Term Funds - 23.5
Domestic Equity Funds - 13.0
International Equity Funds - 8.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	23.5
Fidelity Total Bond Fund	21.5
VIP Investment Grade Bond II Portfolio - Investor Class	21.5
VIP Stock Selector Portfolio - Investor Class	8.7
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	2.1
Fidelity High Income Fund	2.0
Fidelity Hedged Equity Fund	1.3
Fidelity Long-Term Treasury Bond Index Fund	1.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916105.101    1585-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$683,898,586
Number of Holdings	37
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.5
Short-Term Funds - 23.5
Domestic Equity Funds - 13.0
International Equity Funds - 8.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	23.5
Fidelity Total Bond Fund	21.5
VIP Investment Grade Bond II Portfolio - Investor Class	21.5
VIP Stock Selector Portfolio - Investor Class	8.7
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	2.1
Fidelity High Income Fund	2.0
Fidelity Hedged Equity Fund	1.3
Fidelity Long-Term Treasury Bond Index Fund	1.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916104.101    1584-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom Lifetime Income® III Portfolio VIP Freedom Lifetime Income® III Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$29,807,918
Number of Holdings	15
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.4
Domestic Equity Funds - 24.1
International Equity Funds - 23.9
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	29.1
VIP Overseas Portfolio - Investor Class	16.2
Fidelity Inflation-Protected Bond Index Fund	11.8
VIP Emerging Markets Portfolio - Investor Class	7.7
VIP Growth Portfolio - Investor Class	7.1
Fidelity Long-Term Treasury Bond Index Fund	5.3
VIP Growth & Income Portfolio - Investor Class	4.7
VIP Contrafund Portfolio - Investor Class	4.2
VIP Equity Income Portfolio - Investor Class	3.4
Fidelity International Bond Index Fund	3.0
92.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916092.101    1494-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom Lifetime Income® II Portfolio VIP Freedom Lifetime Income® II Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$25,715,660
Number of Holdings	15
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 58.9
International Equity Funds - 16.5
Domestic Equity Funds - 13.0
Short-Term Funds - 11.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	35.9
Fidelity Inflation-Protected Bond Index Fund	14.3
VIP Government Money Market Portfolio - Investor Class	11.6
VIP Overseas Portfolio - Investor Class	11.0
VIP Emerging Markets Portfolio - Investor Class	5.5
Fidelity Long-Term Treasury Bond Index Fund	4.2
VIP Growth Portfolio - Investor Class	3.8
Fidelity International Bond Index Fund	3.3
VIP Growth & Income Portfolio - Investor Class	2.6
VIP Contrafund Portfolio - Investor Class	2.2
94.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916091.101    1493-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom Lifetime Income® I Portfolio VIP Freedom Lifetime Income® I Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$8,333,218
Number of Holdings	15
Portfolio Turnover	22%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.1
Short-Term Funds - 16.3
International Equity Funds - 13.4
Domestic Equity Funds - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	38.5
VIP Government Money Market Portfolio - Investor Class	16.3
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Investor Class	8.8
VIP Emerging Markets Portfolio - Investor Class	4.6
Fidelity Long-Term Treasury Bond Index Fund	3.9
Fidelity International Bond Index Fund	3.0
VIP Growth Portfolio - Investor Class	2.4
VIP Growth & Income Portfolio - Investor Class	1.6
VIP Contrafund Portfolio - Investor Class	1.4
96.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916090.101    1492-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$117,923,268
Number of Holdings	15
Portfolio Turnover	54%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.1
Short-Term Funds - 16.3
International Equity Funds - 13.4
Domestic Equity Funds - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	38.5
VIP Government Money Market Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Initial Class	8.8
VIP Emerging Markets Portfolio - Initial Class	4.6
Fidelity Long-Term Treasury Bond Index Fund	3.9
Fidelity International Bond Index Fund	3.0
VIP Growth Portfolio - Initial Class	2.4
VIP Growth & Income Portfolio - Initial Class	1.6
VIP Contrafund Portfolio - Initial Class	1.5
96.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916071.101    1419-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$117,923,268
Number of Holdings	15
Portfolio Turnover	54%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.1
Short-Term Funds - 16.3
International Equity Funds - 13.4
Domestic Equity Funds - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	38.5
VIP Government Money Market Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Initial Class	8.8
VIP Emerging Markets Portfolio - Initial Class	4.6
Fidelity Long-Term Treasury Bond Index Fund	3.9
Fidelity International Bond Index Fund	3.0
VIP Growth Portfolio - Initial Class	2.4
VIP Growth & Income Portfolio - Initial Class	1.6
VIP Contrafund Portfolio - Initial Class	1.5
96.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916070.101    1418-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$117,923,268
Number of Holdings	15
Portfolio Turnover	54%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.1
Short-Term Funds - 16.3
International Equity Funds - 13.4
Domestic Equity Funds - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	38.5
VIP Government Money Market Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Initial Class	8.8
VIP Emerging Markets Portfolio - Initial Class	4.6
Fidelity Long-Term Treasury Bond Index Fund	3.9
Fidelity International Bond Index Fund	3.0
VIP Growth Portfolio - Initial Class	2.4
VIP Growth & Income Portfolio - Initial Class	1.6
VIP Contrafund Portfolio - Initial Class	1.5
96.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916069.101    1417-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$10,008,436
Number of Holdings	12
Portfolio Turnover	63%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916193.101    3368-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$10,008,436
Number of Holdings	12
Portfolio Turnover	63%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916192.101    3367-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$10,008,436
Number of Holdings	12
Portfolio Turnover	63%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916191.101    3362-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$26,996,984
Number of Holdings	12
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916190.101    3366-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$26,996,984
Number of Holdings	12
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916189.101    3365-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$26,996,984
Number of Holdings	12
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916188.101    3361-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$29,648,114
Number of Holdings	12
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916187.101    3364-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$29,648,114
Number of Holdings	12
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916186.101    3363-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$29,648,114
Number of Holdings	12
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916185.101    3360-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$190,054,394
Number of Holdings	12
Portfolio Turnover	36%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916142.101    2170-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$190,054,394
Number of Holdings	12
Portfolio Turnover	36%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916141.101    2169-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$190,054,394
Number of Holdings	12
Portfolio Turnover	36%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916140.101    2168-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$231,095,665
Number of Holdings	12
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916139.101    2167-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$231,095,665
Number of Holdings	12
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916138.101    2166-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$231,095,665
Number of Holdings	12
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916137.101    2165-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$410,045,618
Number of Holdings	16
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.9
International Equity Funds - 38.5
Bond Funds - 14.2
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.6
VIP Growth Portfolio - Initial Class	13.4
VIP Emerging Markets Portfolio - Initial Class	11.9
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.6
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Value Portfolio - Initial Class	4.6
VIP Investment Grade Bond II Portfolio - Initial Class	2.9
VIP Value Strategies Portfolio - Initial Class	2.3
93.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916136.101    2164-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$410,045,618
Number of Holdings	16
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.9
International Equity Funds - 38.5
Bond Funds - 14.2
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.6
VIP Growth Portfolio - Initial Class	13.4
VIP Emerging Markets Portfolio - Initial Class	11.9
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.6
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Value Portfolio - Initial Class	4.6
VIP Investment Grade Bond II Portfolio - Initial Class	2.9
VIP Value Strategies Portfolio - Initial Class	2.3
93.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916135.101    2163-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$410,045,618
Number of Holdings	16
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.9
International Equity Funds - 38.5
Bond Funds - 14.2
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.6
VIP Growth Portfolio - Initial Class	13.4
VIP Emerging Markets Portfolio - Initial Class	11.9
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.6
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Value Portfolio - Initial Class	4.6
VIP Investment Grade Bond II Portfolio - Initial Class	2.9
VIP Value Strategies Portfolio - Initial Class	2.3
93.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916134.101    2162-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$426,481,856
Number of Holdings	15
Portfolio Turnover	43%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.0
International Equity Funds - 32.5
Bond Funds - 29.1
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	22.4
VIP Investment Grade Bond II Portfolio - Initial Class	15.8
VIP Growth Portfolio - Initial Class	10.8
VIP Emerging Markets Portfolio - Initial Class	10.1
Fidelity Long-Term Treasury Bond Index Fund	8.2
VIP Growth & Income Portfolio - Initial Class	7.3
VIP Contrafund Portfolio - Initial Class	6.5
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	3.8
VIP Value Portfolio - Initial Class	3.6
93.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916133.101    2161-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$426,481,856
Number of Holdings	15
Portfolio Turnover	43%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.0
International Equity Funds - 32.5
Bond Funds - 29.1
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	22.4
VIP Investment Grade Bond II Portfolio - Initial Class	15.8
VIP Growth Portfolio - Initial Class	10.8
VIP Emerging Markets Portfolio - Initial Class	10.1
Fidelity Long-Term Treasury Bond Index Fund	8.2
VIP Growth & Income Portfolio - Initial Class	7.3
VIP Contrafund Portfolio - Initial Class	6.5
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	3.8
VIP Value Portfolio - Initial Class	3.6
93.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916132.101    2160-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$426,481,856
Number of Holdings	15
Portfolio Turnover	43%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.0
International Equity Funds - 32.5
Bond Funds - 29.1
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	22.4
VIP Investment Grade Bond II Portfolio - Initial Class	15.8
VIP Growth Portfolio - Initial Class	10.8
VIP Emerging Markets Portfolio - Initial Class	10.1
Fidelity Long-Term Treasury Bond Index Fund	8.2
VIP Growth & Income Portfolio - Initial Class	7.3
VIP Contrafund Portfolio - Initial Class	6.5
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	3.8
VIP Value Portfolio - Initial Class	3.6
93.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916131.101    2159-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$860,620,897
Number of Holdings	15
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.9
Domestic Equity Funds - 31.7
International Equity Funds - 29.0
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	20.4
VIP Overseas Portfolio - Initial Class	19.9
VIP Growth Portfolio - Initial Class	9.2
VIP Emerging Markets Portfolio - Initial Class	9.1
Fidelity Inflation-Protected Bond Index Fund	7.8
Fidelity Long-Term Treasury Bond Index Fund	7.8
VIP Growth & Income Portfolio - Initial Class	6.2
VIP Contrafund Portfolio - Initial Class	5.6
VIP Equity-Income Portfolio - Initial Class	4.5
VIP Value Portfolio - Initial Class	3.2
93.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916089.101    1437-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$860,620,897
Number of Holdings	15
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.9
Domestic Equity Funds - 31.7
International Equity Funds - 29.0
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	20.4
VIP Overseas Portfolio - Initial Class	19.9
VIP Growth Portfolio - Initial Class	9.2
VIP Emerging Markets Portfolio - Initial Class	9.1
Fidelity Inflation-Protected Bond Index Fund	7.8
Fidelity Long-Term Treasury Bond Index Fund	7.8
VIP Growth & Income Portfolio - Initial Class	6.2
VIP Contrafund Portfolio - Initial Class	5.6
VIP Equity-Income Portfolio - Initial Class	4.5
VIP Value Portfolio - Initial Class	3.2
93.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916088.101    1436-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$860,620,897
Number of Holdings	15
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.9
Domestic Equity Funds - 31.7
International Equity Funds - 29.0
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	20.4
VIP Overseas Portfolio - Initial Class	19.9
VIP Growth Portfolio - Initial Class	9.2
VIP Emerging Markets Portfolio - Initial Class	9.1
Fidelity Inflation-Protected Bond Index Fund	7.8
Fidelity Long-Term Treasury Bond Index Fund	7.8
VIP Growth & Income Portfolio - Initial Class	6.2
VIP Contrafund Portfolio - Initial Class	5.6
VIP Equity-Income Portfolio - Initial Class	4.5
VIP Value Portfolio - Initial Class	3.2
93.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916087.101    1435-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$410,108,474
Number of Holdings	15
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.4
Domestic Equity Funds - 27.8
International Equity Funds - 26.4
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	23.2
VIP Overseas Portfolio - Initial Class	18.1
Fidelity Inflation-Protected Bond Index Fund	11.6
VIP Emerging Markets Portfolio - Initial Class	8.3
VIP Growth Portfolio - Initial Class	8.1
Fidelity Long-Term Treasury Bond Index Fund	7.2
VIP Growth & Income Portfolio - Initial Class	5.5
VIP Contrafund Portfolio - Initial Class	4.9
VIP Equity-Income Portfolio - Initial Class	4.0
VIP Value Portfolio - Initial Class	2.7
93.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916086.101    1434-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$410,108,474
Number of Holdings	15
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.4
Domestic Equity Funds - 27.8
International Equity Funds - 26.4
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	23.2
VIP Overseas Portfolio - Initial Class	18.1
Fidelity Inflation-Protected Bond Index Fund	11.6
VIP Emerging Markets Portfolio - Initial Class	8.3
VIP Growth Portfolio - Initial Class	8.1
Fidelity Long-Term Treasury Bond Index Fund	7.2
VIP Growth & Income Portfolio - Initial Class	5.5
VIP Contrafund Portfolio - Initial Class	4.9
VIP Equity-Income Portfolio - Initial Class	4.0
VIP Value Portfolio - Initial Class	2.7
93.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916085.101    1433-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$410,108,474
Number of Holdings	15
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.4
Domestic Equity Funds - 27.8
International Equity Funds - 26.4
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	23.2
VIP Overseas Portfolio - Initial Class	18.1
Fidelity Inflation-Protected Bond Index Fund	11.6
VIP Emerging Markets Portfolio - Initial Class	8.3
VIP Growth Portfolio - Initial Class	8.1
Fidelity Long-Term Treasury Bond Index Fund	7.2
VIP Growth & Income Portfolio - Initial Class	5.5
VIP Contrafund Portfolio - Initial Class	4.9
VIP Equity-Income Portfolio - Initial Class	4.0
VIP Value Portfolio - Initial Class	2.7
93.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916084.101    1432-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$517,150,823
Number of Holdings	15
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.7
International Equity Funds - 22.9
Domestic Equity Funds - 22.7
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.8
VIP Overseas Portfolio - Initial Class	15.5
Fidelity Inflation-Protected Bond Index Fund	12.6
VIP Emerging Markets Portfolio - Initial Class	7.4
VIP Growth Portfolio - Initial Class	6.7
VIP Growth & Income Portfolio - Initial Class	4.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
VIP Contrafund Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.8
VIP Equity-Income Portfolio - Initial Class	3.2
92.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916083.101    1431-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$517,150,823
Number of Holdings	15
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.7
International Equity Funds - 22.9
Domestic Equity Funds - 22.7
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.8
VIP Overseas Portfolio - Initial Class	15.5
Fidelity Inflation-Protected Bond Index Fund	12.6
VIP Emerging Markets Portfolio - Initial Class	7.4
VIP Growth Portfolio - Initial Class	6.7
VIP Growth & Income Portfolio - Initial Class	4.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
VIP Contrafund Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.8
VIP Equity-Income Portfolio - Initial Class	3.2
92.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916082.101    1430-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$517,150,823
Number of Holdings	15
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.7
International Equity Funds - 22.9
Domestic Equity Funds - 22.7
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.8
VIP Overseas Portfolio - Initial Class	15.5
Fidelity Inflation-Protected Bond Index Fund	12.6
VIP Emerging Markets Portfolio - Initial Class	7.4
VIP Growth Portfolio - Initial Class	6.7
VIP Growth & Income Portfolio - Initial Class	4.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
VIP Contrafund Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.8
VIP Equity-Income Portfolio - Initial Class	3.2
92.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916081.101    1429-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$59,632,051
Number of Holdings	15
Portfolio Turnover	49%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.3
International Equity Funds - 19.3
Domestic Equity Funds - 17.2
Short-Term Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	33.8
Fidelity Inflation-Protected Bond Index Fund	13.7
VIP Overseas Portfolio - Initial Class	13.0
VIP Government Money Market Portfolio - Initial Class	7.2
VIP Emerging Markets Portfolio - Initial Class	6.3
VIP Growth Portfolio - Initial Class	5.1
Fidelity Long-Term Treasury Bond Index Fund	4.2
Fidelity International Bond Index Fund	3.4
VIP Growth & Income Portfolio - Initial Class	3.4
VIP Contrafund Portfolio - Initial Class	3.0
93.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916080.101    1428-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$59,632,051
Number of Holdings	15
Portfolio Turnover	49%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.3
International Equity Funds - 19.3
Domestic Equity Funds - 17.2
Short-Term Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	33.8
Fidelity Inflation-Protected Bond Index Fund	13.7
VIP Overseas Portfolio - Initial Class	13.0
VIP Government Money Market Portfolio - Initial Class	7.2
VIP Emerging Markets Portfolio - Initial Class	6.3
VIP Growth Portfolio - Initial Class	5.1
Fidelity Long-Term Treasury Bond Index Fund	4.2
Fidelity International Bond Index Fund	3.4
VIP Growth & Income Portfolio - Initial Class	3.4
VIP Contrafund Portfolio - Initial Class	3.0
93.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916079.101    1427-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$59,632,051
Number of Holdings	15
Portfolio Turnover	49%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.3
International Equity Funds - 19.3
Domestic Equity Funds - 17.2
Short-Term Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	33.8
Fidelity Inflation-Protected Bond Index Fund	13.7
VIP Overseas Portfolio - Initial Class	13.0
VIP Government Money Market Portfolio - Initial Class	7.2
VIP Emerging Markets Portfolio - Initial Class	6.3
VIP Growth Portfolio - Initial Class	5.1
Fidelity Long-Term Treasury Bond Index Fund	4.2
Fidelity International Bond Index Fund	3.4
VIP Growth & Income Portfolio - Initial Class	3.4
VIP Contrafund Portfolio - Initial Class	3.0
93.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916078.101    1426-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$249,729,949
Number of Holdings	15
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.0
International Equity Funds - 15.6
Short-Term Funds - 12.7
Domestic Equity Funds - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	36.7
Fidelity Inflation-Protected Bond Index Fund	14.8
VIP Government Money Market Portfolio - Initial Class	12.7
VIP Overseas Portfolio - Initial Class	10.4
VIP Emerging Markets Portfolio - Initial Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Growth Portfolio - Initial Class	3.4
Fidelity International Bond Index Fund	3.2
VIP Growth & Income Portfolio - Initial Class	2.3
VIP Contrafund Portfolio - Initial Class	2.1
94.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916077.101    1425-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$249,729,949
Number of Holdings	15
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.0
International Equity Funds - 15.6
Short-Term Funds - 12.7
Domestic Equity Funds - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	36.7
Fidelity Inflation-Protected Bond Index Fund	14.8
VIP Government Money Market Portfolio - Initial Class	12.7
VIP Overseas Portfolio - Initial Class	10.4
VIP Emerging Markets Portfolio - Initial Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Growth Portfolio - Initial Class	3.4
Fidelity International Bond Index Fund	3.2
VIP Growth & Income Portfolio - Initial Class	2.3
VIP Contrafund Portfolio - Initial Class	2.1
94.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916076.101    1424-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$249,729,949
Number of Holdings	15
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.0
International Equity Funds - 15.6
Short-Term Funds - 12.7
Domestic Equity Funds - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	36.7
Fidelity Inflation-Protected Bond Index Fund	14.8
VIP Government Money Market Portfolio - Initial Class	12.7
VIP Overseas Portfolio - Initial Class	10.4
VIP Emerging Markets Portfolio - Initial Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Growth Portfolio - Initial Class	3.4
Fidelity International Bond Index Fund	3.2
VIP Growth & Income Portfolio - Initial Class	2.3
VIP Contrafund Portfolio - Initial Class	2.1
94.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916075.101    1423-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 20	0.39%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,040,212,702
Number of Holdings	3,385
Portfolio Turnover	58%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.2
AAA - 2.7
AA - 2.4
A - 12.8
BBB - 11.8
BB - 0.4
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 27.0
U.S. Government Agency - Mortgage Securities - 24.4
Foreign Government and Government Agency Obligations - 1.6
CMOs and Other Mortgage Related Securities - 1.3
U.S. Government Agency Obligations - 0.4
Municipal Securities - 0.3
Asset-Backed Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
United Kingdom - 1.3
Canada - 1.1
Japan - 0.7
Multi-national - 0.7
Mexico - 0.6
Germany - 0.4
Australia - 0.2
Spain - 0.2
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.2
Fannie Mae Mortgage pass-thru certificates	9.9
US Treasury Bonds	9.2
Freddie Mac Gold Pool	7.7
Ginnie Mae II Pool	4.8
Ginnie Mae I Pool	0.9
Uniform Mortgage Backed Securities	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.8
JPMorgan Chase & Co	0.7
Bank of America Corp	0.7
71.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916183.101    3079-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.24%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,040,212,702
Number of Holdings	3,385
Portfolio Turnover	58%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.2
AAA - 2.7
AA - 2.4
A - 12.8
BBB - 11.8
BB - 0.4
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 27.0
U.S. Government Agency - Mortgage Securities - 24.4
Foreign Government and Government Agency Obligations - 1.6
CMOs and Other Mortgage Related Securities - 1.3
U.S. Government Agency Obligations - 0.4
Municipal Securities - 0.3
Asset-Backed Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
United Kingdom - 1.3
Canada - 1.1
Japan - 0.7
Multi-national - 0.7
Mexico - 0.6
Germany - 0.4
Australia - 0.2
Spain - 0.2
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.2
Fannie Mae Mortgage pass-thru certificates	9.9
US Treasury Bonds	9.2
Freddie Mac Gold Pool	7.7
Ginnie Mae II Pool	4.8
Ginnie Mae I Pool	0.9
Uniform Mortgage Backed Securities	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.8
JPMorgan Chase & Co	0.7
Bank of America Corp	0.7
71.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916181.101    1019-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Bond Index Portfolio VIP Bond Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.14%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,040,212,702
Number of Holdings	3,385
Portfolio Turnover	58%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.2
AAA - 2.7
AA - 2.4
A - 12.8
BBB - 11.8
BB - 0.4
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 27.0
U.S. Government Agency - Mortgage Securities - 24.4
Foreign Government and Government Agency Obligations - 1.6
CMOs and Other Mortgage Related Securities - 1.3
U.S. Government Agency Obligations - 0.4
Municipal Securities - 0.3
Asset-Backed Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
United Kingdom - 1.3
Canada - 1.1
Japan - 0.7
Multi-national - 0.7
Mexico - 0.6
Germany - 0.4
Australia - 0.2
Spain - 0.2
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.2
Fannie Mae Mortgage pass-thru certificates	9.9
US Treasury Bonds	9.2
Freddie Mac Gold Pool	7.7
Ginnie Mae II Pool	4.8
Ginnie Mae I Pool	0.9
Uniform Mortgage Backed Securities	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.8
JPMorgan Chase & Co	0.7
Bank of America Corp	0.7
71.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916182.101    3078-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.83%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$314,228,606
Number of Holdings	28
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.8
AAA - 1.1
AA - 0.1
A - 1.4
BBB - 2.7
BB - 0.9
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 75.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.1
Financials	15.9
Industrials	9.2
Consumer Discretionary	7.1
Communication Services	6.3
Health Care	5.5
Consumer Staples	2.8
Energy	2.7
Materials	2.6
Utilities	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.5
Bonds - 23.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.8
Microsoft Corp	2.9
NVIDIA Corp	2.9
Fidelity Enhanced Small Cap ETF	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.3
US Treasury Bonds	2.1
Amazon.com Inc	1.6
Alphabet Inc Class A	1.5
Taiwan Semiconductor Manufacturing Co Ltd	1.4
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915973.101    364-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Service Class

This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.68%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$314,228,606
Number of Holdings	28
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.8
AAA - 1.1
AA - 0.1
A - 1.4
BBB - 2.7
BB - 0.9
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 75.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.1
Financials	15.9
Industrials	9.2
Consumer Discretionary	7.1
Communication Services	6.3
Health Care	5.5
Consumer Staples	2.8
Energy	2.7
Materials	2.6
Utilities	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.5
Bonds - 23.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.8
Microsoft Corp	2.9
NVIDIA Corp	2.9
Fidelity Enhanced Small Cap ETF	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.3
US Treasury Bonds	2.1
Amazon.com Inc	1.6
Alphabet Inc Class A	1.5
Taiwan Semiconductor Manufacturing Co Ltd	1.4
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915974.101    468-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.66%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$314,228,606
Number of Holdings	28
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.8
AAA - 1.1
AA - 0.1
A - 1.4
BBB - 2.7
BB - 0.9
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 75.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.1
Financials	15.9
Industrials	9.2
Consumer Discretionary	7.1
Communication Services	6.3
Health Care	5.5
Consumer Staples	2.8
Energy	2.7
Materials	2.6
Utilities	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.5
Bonds - 23.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.8
Microsoft Corp	2.9
NVIDIA Corp	2.9
Fidelity Enhanced Small Cap ETF	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.3
US Treasury Bonds	2.1
Amazon.com Inc	1.6
Alphabet Inc Class A	1.5
Taiwan Semiconductor Manufacturing Co Ltd	1.4
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915971.101    1458-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.58%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$314,228,606
Number of Holdings	28
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.8
AAA - 1.1
AA - 0.1
A - 1.4
BBB - 2.7
BB - 0.9
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 75.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.1
Financials	15.9
Industrials	9.2
Consumer Discretionary	7.1
Communication Services	6.3
Health Care	5.5
Consumer Staples	2.8
Energy	2.7
Materials	2.6
Utilities	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.5
Bonds - 23.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.8
Microsoft Corp	2.9
NVIDIA Corp	2.9
Fidelity Enhanced Small Cap ETF	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.3
US Treasury Bonds	2.1
Amazon.com Inc	1.6
Alphabet Inc Class A	1.5
Taiwan Semiconductor Manufacturing Co Ltd	1.4
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915972.101    159-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.73%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$916,987,950
Number of Holdings	31
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.2
AA - 0.2
A - 3.0
BBB - 5.0
BB - 1.1
B - 1.7
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.1
Equities - 58.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	14.6
Information Technology	12.5
Industrials	7.2
Consumer Discretionary	5.5
Communication Services	5.3
Health Care	4.1
Consumer Staples	2.6
Energy	2.4
Materials	1.7
Real Estate	1.5
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.4
Bonds - 38.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.3
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
NVIDIA Corp	2.2
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.8
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915998.101    363-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Service Class

This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 30	0.58%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$916,987,950
Number of Holdings	31
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.2
AA - 0.2
A - 3.0
BBB - 5.0
BB - 1.1
B - 1.7
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.1
Equities - 58.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	14.6
Information Technology	12.5
Industrials	7.2
Consumer Discretionary	5.5
Communication Services	5.3
Health Care	4.1
Consumer Staples	2.6
Energy	2.4
Materials	1.7
Real Estate	1.5
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.4
Bonds - 38.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.3
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
NVIDIA Corp	2.2
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.8
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915999.101    467-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 29	0.56%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$916,987,950
Number of Holdings	31
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.2
AA - 0.2
A - 3.0
BBB - 5.0
BB - 1.1
B - 1.7
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.1
Equities - 58.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	14.6
Information Technology	12.5
Industrials	7.2
Consumer Discretionary	5.5
Communication Services	5.3
Health Care	4.1
Consumer Staples	2.6
Energy	2.4
Materials	1.7
Real Estate	1.5
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.4
Bonds - 38.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.3
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
NVIDIA Corp	2.2
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.8
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915996.101    1457-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 25	0.48%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$916,987,950
Number of Holdings	31
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.2
AA - 0.2
A - 3.0
BBB - 5.0
BB - 1.1
B - 1.7
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.1
Equities - 58.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	14.6
Information Technology	12.5
Industrials	7.2
Consumer Discretionary	5.5
Communication Services	5.3
Health Care	4.1
Consumer Staples	2.6
Energy	2.4
Materials	1.7
Real Estate	1.5
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.4
Bonds - 38.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.3
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
NVIDIA Corp	2.2
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.8
Ginnie Mae II Pool	1.6
Freddie Mac Gold Pool	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915997.101    156-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 21	0.42%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$3,309,204,067
Number of Holdings	4,867
Portfolio Turnover	200%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.6
AAA - 8.9
AA - 0.8
A - 9.1
BBB - 12.1
BB - 2.0
B - 0.9
CCC,CC,C - 0.0
Not Rated - 6.1
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.1
Corporate Bonds - 23.1
U.S. Government Agency - Mortgage Securities - 19.5
Asset-Backed Securities - 9.6
CMOs and Other Mortgage Related Securities - 6.8
Foreign Government and Government Agency Obligations - 0.2
Options - 0.1
Other Investments - 0.1
Bank Loan Obligations - 0.0
Preferred Securities - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Grand Cayman (UK Overseas Ter) - 5.2
Mexico - 1.0
Ireland - 0.6
Bailiwick Of Jersey - 0.6
Multi-national - 0.5
United Kingdom - 0.5
Netherlands - 0.4
Switzerland - 0.3
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.3
US Treasury Bonds	11.8
Fannie Mae Mortgage pass-thru certificates	6.3
Ginnie Mae II Pool	5.4
Freddie Mac Gold Pool	3.7
Uniform Mortgage Backed Securities	3.5
Bank of America Corp	1.5
Freddie Mac Multifamily Structured pass-thru certificates	1.5
Morgan Stanley	1.3
JPMorgan Chase & Co	1.2
68.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916205.101    6572-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 20	0.39%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$3,309,204,067
Number of Holdings	4,867
Portfolio Turnover	200%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.6
AAA - 8.9
AA - 0.8
A - 9.1
BBB - 12.1
BB - 2.0
B - 0.9
CCC,CC,C - 0.0
Not Rated - 6.1
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.1
Corporate Bonds - 23.1
U.S. Government Agency - Mortgage Securities - 19.5
Asset-Backed Securities - 9.6
CMOs and Other Mortgage Related Securities - 6.8
Foreign Government and Government Agency Obligations - 0.2
Options - 0.1
Other Investments - 0.1
Bank Loan Obligations - 0.0
Preferred Securities - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Grand Cayman (UK Overseas Ter) - 5.2
Mexico - 1.0
Ireland - 0.6
Bailiwick Of Jersey - 0.6
Multi-national - 0.5
United Kingdom - 0.5
Netherlands - 0.4
Switzerland - 0.3
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.3
US Treasury Bonds	11.8
Fannie Mae Mortgage pass-thru certificates	6.3
Ginnie Mae II Pool	5.4
Freddie Mac Gold Pool	3.7
Uniform Mortgage Backed Securities	3.5
Bank of America Corp	1.5
Freddie Mac Multifamily Structured pass-thru certificates	1.5
Morgan Stanley	1.3
JPMorgan Chase & Co	1.2
68.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916204.101    6571-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$622,671
Number of Holdings	12
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918309.100    7671-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$622,671
Number of Holdings	12
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918311.100    7672-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$622,671
Number of Holdings	12
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 50.6
International Equity Funds - 41.7
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	29.0
VIP Growth Portfolio - Initial Class	14.8
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.9
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio - Initial Class	5.0
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918313.100    7673-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Target Volatility Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Target Volatility Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 23.9%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (b)	37,157	344,814
Fidelity Total Bond Fund (b)	3,965,956	38,033,522
Fidelity U.S. Bond Index Fund (b)	22,254	232,328
SPDR Bloomberg 1-10 Year TIPS ETF	59,925	1,146,964
TOTAL BOND FUNDS (Cost $38,902,531)		39,757,628

Domestic Equity Funds - 45.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	39,901	1,924,824
Fidelity Contrafund (b)	83,673	1,952,083
Fidelity Enhanced Large Cap Core ETF (b)	414,872	14,308,935
Fidelity Fundamental Small-Mid Cap ETF (b)	70,708	1,922,551
Fidelity Hedged Equity Fund (b)	143,576	1,997,136
Fidelity Stock Selector Small Cap Fund (b)	109,974	4,069,056
VIP Stock Selector Portfolio - Investor Class (b)	3,636,068	46,359,862
VIP Value Strategies Portfolio - Investor Class (b)	156,537	2,290,139
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,852,951)		74,824,586

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Canada Fund (b)	18,186	1,394,312
Fidelity Emerging Markets Fund (b)	265,230	11,383,651
Fidelity Enhanced International ETF (b)	230,582	7,669,157
Fidelity International Value Fund (b)	431,680	5,508,235
Fidelity Japan Smaller Companies Fund (b)	21,379	395,945
Fidelity Overseas Fund (b)	268,301	20,200,374
iShares Core MSCI Emerging Markets ETF (c)	53,451	3,208,664
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $42,478,876)		49,760,338

U.S. Treasury Obligations - 0.5%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	860,000	859,099
US Treasury Bills 0% 7/24/2025	4.24	20,000	19,947
US Treasury Bills 0% 8/14/2025	4.29	20,000	19,894
TOTAL U.S. TREASURY OBLIGATIONS (Cost $898,938)			898,940

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	666,391	666,525
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	4.27	116,481	116,481
Fidelity Securities Lending Cash Central Fund (e)(g)	4.32	1,073,493	1,073,600
TOTAL MONEY MARKET FUNDS (Cost $1,856,606)			1,856,606

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $149,989,902)	167,098,098
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,045,762)
NET ASSETS - 100.0%	166,052,336

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,851	56,979,656	56,553,982	251,476	-	-	666,525	666,391	0.0%
Fidelity Securities Lending Cash Central Fund	1,667,250	77,376,773	77,970,423	57,483	-	-	1,073,600	1,073,493	0.0%
Total	1,908,101	134,356,429	134,524,405	308,959	-	-	1,740,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	2,647,666	657,129	-	(145,860)	80,147	1,924,824	39,901
Fidelity Canada Fund	1,574,312	25,259	420,704	-	26,623	188,822	1,394,312	18,186
Fidelity Contrafund	5,159,276	768,047	4,072,837	15,561	1,231,477	(1,133,880)	1,952,083	83,673
Fidelity Emerging Markets Fund	14,379,550	6,608,176	9,731,556	-	(135,132)	262,613	11,383,651	265,230
Fidelity Enhanced International ETF	19,223,291	7,893,652	20,020,364	160,686	915,144	(342,566)	7,669,157	230,582
Fidelity Enhanced Large Cap Core ETF	17,216,133	13,952,344	16,874,072	27,801	103,349	(88,819)	14,308,935	414,872
Fidelity Fundamental Small-Mid Cap ETF	-	2,646,496	659,034	6,366	(93,057)	28,146	1,922,551	70,708
Fidelity Hedged Equity Fund	3,471,214	-	1,613,628	-	110,101	29,449	1,997,136	143,576
Fidelity International Value Fund	5,690,079	94,396	1,616,142	-	315,795	1,024,107	5,508,235	431,680
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,836	26,133,775	26,019,130	35,830	-	-	116,481	116,481
Fidelity Japan Smaller Companies Fund	1,835,521	-	1,591,501	-	220,860	(68,935)	395,945	21,379
Fidelity Long-Term Treasury Bond Index Fund	361,041	9,606	30,161	6,739	(5,163)	9,491	344,814	37,157
Fidelity Low-Priced Stock Fund	2,996,177	-	2,985,149	-	(168,934)	157,906	-	-
Fidelity Overseas Fund	11,529,837	14,004,934	7,060,264	-	965,029	760,838	20,200,374	268,301
Fidelity Stock Selector Small Cap Fund	-	6,178,854	1,866,416	-	(279,975)	36,593	4,069,056	109,974
Fidelity Total Bond Fund	33,606,729	27,353,765	23,654,562	960,066	(642,413)	1,370,003	38,033,522	3,965,956
Fidelity U.S. Bond Index Fund	500,944	18,185,380	18,386,512	126,604	(70,834)	3,350	232,328	22,254
Fidelity U.S. Low Volatility Equity Fund	213,490	6,566	225,714	-	44,658	(39,000)	-	-
VIP Stock Selector Portfolio - Investor Class	53,504,970	20,098,459	26,500,380	-	2,608,794	(3,351,981)	46,359,862	3,636,068
VIP Value Strategies Portfolio - Investor Class	-	3,574,739	1,067,473	46,199	(189,251)	(27,876)	2,290,139	156,537
	171,264,400	150,182,114	165,052,728	1,385,852	4,811,211	(1,101,592)	160,103,405

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	39,757,628	39,757,628	-	-

Domestic Equity Funds	74,824,586	74,824,586	-	-

International Equity Funds	49,760,338	49,760,338	-	-

U.S. Treasury Obligations	898,940	-	898,940	-

Money Market Funds	1,856,606	1,856,606	-	-
Total Investments in Securities:	167,098,098	166,199,158	898,940	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,056,528) - See accompanying schedule:
Unaffiliated issuers (cost $5,119,583)	$5,254,568
Fidelity Central Funds (cost $1,740,125)	1,740,125
Other affiliated issuers (cost $143,130,194)	160,103,405

Total Investment in Securities (cost $149,989,902)		$167,098,098
Cash		214
Receivable for investments sold		1,654,949
Receivable for fund shares sold		805,643
Distributions receivable from Fidelity Central Funds		61,846
Total assets		169,620,750
Liabilities
Payable for investments purchased	$2,358,157
Payable for fund shares redeemed	95,900
Accrued management fee	20,236
Distribution and service plan fees payable	20,059
Other affiliated payables	462
Collateral on securities loaned	1,073,600
Total liabilities		3,568,414
Net Assets		$166,052,336
Net Assets consist of:
Paid in capital		$144,709,475
Total accumulated earnings (loss)		21,342,861
Net Assets		$166,052,336

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($1,474,641 ÷ 116,443 shares)		$12.66
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($164,577,695 ÷ 13,061,436 shares)		$12.60
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$15,913
Affiliated issuers		1,324,092
Interest		10,886
Income from Fidelity Central Funds (including $57,483 from security lending)		308,959
Total income		1,659,850
Expenses
Management fee	$167,871
Transfer agent fees	10,028
Distribution and service plan fees	208,757
Independent trustees' fees and expenses	221
Total expenses before reductions	386,877
Expense reductions	(126,919)
Total expenses after reductions		259,958
Net Investment income (loss)		1,399,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(257,840)
Affiliated issuers	4,811,211
Futures contracts	(1,467,614)
Capital gain distributions from underlying funds:
Affiliated issuers	61,760
Total net realized gain (loss)		3,147,517
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	400,323
Affiliated issuers	(1,101,592)
Futures contracts	292,496
Total change in net unrealized appreciation (depreciation)		(408,773)
Net gain (loss)		2,738,744
Net increase (decrease) in net assets resulting from operations		$4,138,636
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,399,892	$3,171,227
Net realized gain (loss)	3,147,517	8,058,216
Change in net unrealized appreciation (depreciation)	(408,773)	6,814,904
Net increase (decrease) in net assets resulting from operations	4,138,636	18,044,347
Distributions to shareholders	(863,741)	(4,761,616)

Share transactions - net increase (decrease)	(12,726,114)	(33,383,524)
Total increase (decrease) in net assets	(9,451,219)	(20,100,793)

Net Assets
Beginning of period	175,503,555	195,604,348
End of period	$166,052,336	$175,503,555

Financial Highlights
VIP Target Volatility Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.61	$10.39	$12.76	$13.05	$12.40
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.23	.17	.13	.14
Net realized and unrealized gain (loss)	.21	.93	1.24	(2.13)	1.46	.97
Total from investment operations	.32	1.16	1.47	(1.96)	1.59	1.11
Distributions from net investment income	- C	(.25)	(.25)	(.27)	- C	(.18)
Distributions from net realized gain	(.06)	(.12)	-	(.14)	(1.88)	(.29)
Total distributions	(.06)	(.37)	(.25)	(.41)	(1.88)	(.46) D
Net asset value, end of period	$12.66	$12.40	$11.61	$10.39	$12.76	$13.05
Total Return E,F,G	2.59%	9.94%	14.14%	(15.53)%	12.16%	9.13%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.31% J	.33%	.32%	.35%	.41%	.40%
Expenses net of fee waivers, if any	.16 % J	.18%	.17%	.20%	.26%	.25%
Expenses net of all reductions, if any	.16% J	.18%	.17%	.20%	.26%	.25%
Net investment income (loss)	1.82% J	1.83%	2.10%	1.52%	.93%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,475	$1,444	$1,352	$1,210	$1,486	$1,519
Portfolio turnover rate K	193 % J	56%	61%	50%	64%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Target Volatility Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$11.56	$10.35	$12.71	$13.02	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.21	.15	.11	.12
Net realized and unrealized gain (loss)	.21	.92	1.23	(2.11)	1.46	.97
Total from investment operations	.31	1.13	1.44	(1.96)	1.57	1.09
Distributions from net investment income	- C	(.23)	(.23)	(.26)	- C	(.16)
Distributions from net realized gain	(.06)	(.12)	-	(.14)	(1.88)	(.29)
Total distributions	(.06)	(.34) D	(.23)	(.40)	(1.88)	(.44) D
Net asset value, end of period	$12.60	$12.35	$11.56	$10.35	$12.71	$13.02
Total Return E,F,G	2.52%	9.80%	13.93%	(15.65)%	12.03%	8.99%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.46% J	.48%	.47%	.50%	.56%	.56%
Expenses net of fee waivers, if any	.31 % J	.33%	.32%	.35%	.41%	.40%
Expenses net of all reductions, if any	.31% J	.33%	.32%	.35%	.41%	.40%
Net investment income (loss)	1.67% J	1.68%	1.95%	1.37%	.78%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$164,578	$174,059	$194,252	$201,313	$265,197	$269,141
Portfolio turnover rate K	193 % J	56%	61%	50%	64%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity funds, exchange-traded funds and futures contracts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,116,644
Gross unrealized depreciation	(146,017)
Net unrealized appreciation (depreciation)	$16,970,627
Tax cost	$150,127,471
The Fund elected to defer to its next fiscal year approximately $273,085 of capital losses recognized during the period November 1, 2024 to December 31, 2024.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Target Volatility Portfolio	4,334,213

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	154,224,206	168,501,594
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$721
Service Class 2	208,036
$208,757
During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or exchange-traded funds (ETFs) that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Service Class	85.01
Service Class 2	9,943.01
	10,028
A Annualized
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Target Volatility Portfolio	8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Target Volatility Portfolio	6,241	-	-
9. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Fund's average net assets until April 30, 2026. During the period, the Fund's management fee was reduced by $41,968.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement ($)
Service Class	721
Service Class 2	83,214

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,016.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Target Volatility Portfolio
Distributions to shareholders
Service Class	7,220	42,494
Service Class 2	856,521	4,719,122
Total	$863,741	$4,761,616

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Target Volatility Portfolio
Service Class
Reinvestment of distributions	4	22	49	279
Shares redeemed	(5)	(11)	(65)	(132)
Net increase (decrease)	(1)	11	$(16)	$147
Service Class 2
Shares sold	467,284	535,378	$5,771,766	$6,745,571
Reinvestment of distributions	66,811	381,189	856,521	4,719,122
Shares redeemed	(1,567,632)	(3,622,055)	(19,354,385)	(44,848,364)
Net increase (decrease)	(1,033,537)	(2,705,488)	$(12,726,098)	$(33,383,671)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Target Volatility Portfolio	1	92%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.955018.112
VIPTV-SANN-0825
Fidelity® Variable Insurance Products:

VIP Strategic Income Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Strategic Income Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (b)(c)(d)	175,000	176,723
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (b)(c)(d)	100,000	100,001
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6768% 7/24/2038 (b)(c)(d)	150,000	154,341
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (b)(c)(d)	125,000	122,717
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	150,000	150,075
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (b)(c)(d)	100,000	100,549
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,088
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	250,000	254,647
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	100,106
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (b)(c)(d)	239,000	240,711
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.3695% 7/20/2037 (b)(c)(d)	250,000	250,738
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	202,061
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (b)(c)(d)	100,000	100,137
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (b)(c)(d)	200,000	198,398
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (b)(c)(d)	100,000	100,894
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	100,000	100,260
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	250,000	247,673
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (b)(c)(d)	125,000	126,965
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,701,361
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5195% 4/20/2034 (b)(c)(d)	250,000	247,290
TOTAL ASSET-BACKED SECURITIES (Cost $3,107,592)		3,125,374

Bank Loan Obligations - 4.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (c)(d)(e)	285,650	282,525
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (c)(d)(e)(f)	435,000	433,369
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (c)(d)(e)	957,557	865,258
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (c)(d)(e)	76,600	70,151
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (c)(d)(e)	923,914	919,683
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (c)(d)(e)	557,938	525,856
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8268% 9/27/2029 (c)(d)(e)	460,977	436,776
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (c)(d)(e)	2,057,208	2,063,812
TOTAL UNITED KINGDOM		2,500,588
UNITED STATES - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (c)(d)(e)	438,842	305,821
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 12/24/2025 (c)(d)(e)(g)	12,472	12,784
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (c)(e)	114,588	117,739
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 7/31/2025 (c)(d)(e)	12,173	11,625
		447,969
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (c)(d)(e)	33,950	33,667
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (c)(d)(e)	343,463	331,012
		364,679
TOTAL COMMUNICATION SERVICES		812,648

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (c)(d)(e)	133,989	133,487
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (c)(d)(e)	302,050	301,201
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (c)(d)(e)	152,561	150,602
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (c)(d)(e)	1,570,445	1,374,139
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3215% 5/15/2028 (c)(d)(e)	1,199,393	1,198,398
		2,572,537
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 10/18/2028 (c)(d)(e)	690,036	689,388
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 8/8/2027 (c)(d)(e)	322,119	321,816
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (c)(d)(e)	1,368,095	1,365,701
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (c)(d)(e)	421,663	405,218
		2,782,123
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (c)(d)(e)	213,388	214,130
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 12/4/2031 (c)(d)(e)	139,650	134,354
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1618% 6/6/2031 (c)(d)(e)	5,472,928	5,096,665
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2031 (c)(d)(e)	101,060	100,543
		5,545,692
TOTAL CONSUMER DISCRETIONARY		11,485,642

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6456% 1/24/2029 (c)(d)(e)	82,504	65,454
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (c)(d)(e)	53,539	52,976
		118,430
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 2/12/2031 (c)(d)(e)	99,002	99,189
TOTAL CONSUMER STAPLES		217,619

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (c)(d)(e)	97,452	97,289
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/15/2031 (c)(d)(e)	84,788	84,982
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(g)(h)	122,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(e)(f)(g)(h)	283,417	0
		182,271
Financials - 0.5%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (c)(d)(e)	518,698	520,580
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/15/2031 (c)(d)(e)	1,119,375	1,116,723
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (c)(d)(e)	79,800	79,800
		1,717,103
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/31/2032 (c)(d)(e)(f)	670,000	666,650
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (c)(d)(e)(f)	60,000	60,180
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (c)(d)(e)	610,000	609,109
		1,335,939
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/5/2032 (c)(d)(e)	791,490	790,500
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (c)(d)(e)	539,096	537,171
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 5/31/2032 (c)(d)(e)	180,000	180,495
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0715% 9/19/2031 (c)(d)(e)	1,606,628	1,606,805
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 5/6/2032 (c)(d)(e)	618,421	624,995
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (c)(d)(e)	103,427	103,406
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (c)(d)(e)	189,663	190,188
		4,033,560
TOTAL FINANCIALS		7,086,602

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 12/18/2030 (c)(d)(e)(f)	155,000	155,097
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (c)(d)(e)	1,049,567	1,050,081
		1,205,178
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/15/2028 (c)(d)(e)	306,960	306,938
Health Care Technology - 0.2%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (c)(d)(e)	1,326,550	1,324,481
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0741% 5/1/2031 (c)(d)(e)	1,891,134	1,880,507
		3,204,988
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5613% 10/8/2030 (c)(d)(e)	830,000	798,742
TOTAL HEALTH CARE		5,515,846

Industrials - 0.4%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (c)(d)(e)	471,438	472,069
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/28/2031 (c)(d)(e)	34,650	34,691
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/13/2032 (c)(d)(e)	862,838	860,318
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (c)(d)(e)	859,811	858,668
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (c)(d)(e)	291,313	242,914
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (c)(d)(e)	1,480,961	1,233,640
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 4/13/2029 (c)(d)(e)	141,836	142,014
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (c)(d)(e)	134,750	134,784
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (c)(d)(e)	774,200	730,373
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 12/10/2026 (c)(d)(e)	262,111	263,421
		4,466,132
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (c)(d)(e)(f)	95,000	95,475
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (c)(d)(e)	276,500	271,730
		367,205
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5799% 5/28/2032 (c)(d)(e)	60,000	60,330
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (c)(d)(e)	62,858	63,165
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/22/2031 (c)(d)(e)	103,588	103,632
		227,127
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/29/2031 (c)(d)(e)	254,925	254,288
TOTAL INDUSTRIALS		5,821,512

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (c)(d)(e)	96,005	95,908
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 8/18/2031 (c)(d)(e)	133,988	134,136
		230,044
IT Services - 0.6%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 2/16/2028 (c)(d)(e)	37,555	37,564
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(e)	193,920	156,105
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (c)(d)(e)	254,363	255,238
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	6,395,000	6,213,830
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9268% 10/26/2029 (c)(d)(e)	2,770,791	2,704,125
		9,366,862
Software - 1.2%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/23/2032 (c)(d)(e)	10,000	10,232
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/24/2031 (c)(d)(e)	544,514	546,556
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 3/26/2032 (c)(d)(e)	1,300,000	1,304,641
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (c)(d)(e)	846,574	850,104
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3158% 3/1/2029 (c)(d)(e)	1,498,636	1,453,363
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (c)(d)(e)	526,551	493,478
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (c)(d)(e)	1,348,225	1,295,981
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (c)(d)(e)	1,021,148	994,057
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (c)(d)(e)	642,596	645,365
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (c)(d)(e)	3,937,508	3,937,942
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (c)(d)(e)	298,375	296,078
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 2/10/2031 (c)(d)(e)	3,823,935	3,837,396
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/12/2031 (c)(d)(e)	1,684,039	1,690,354
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	1,455,000	1,459,554
		18,815,101
TOTAL INFORMATION TECHNOLOGY		28,412,007

Materials - 0.4%
Chemicals - 0.3%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (c)(d)(e)	2,890,943	2,884,612
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (c)(d)(e)	400,353	386,341
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (c)(d)(e)	695,119	695,411
		3,966,364
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (c)(d)(e)	2,959,305	2,952,172
TOTAL MATERIALS		6,918,536

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 5/17/2030 (c)(d)(e)	23,850	23,876
TOTAL UNITED STATES		66,476,559
TOTAL BANK LOAN OBLIGATIONS (Cost $73,204,425)		72,073,989

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	137,732	114,597
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	146,369	121,784
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	119,144	105,053
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	190,735	165,256
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	191,329	175,601
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	722,265	687,279
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,477,804	1,295,112
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	139,009	121,336
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	219,414	187,998
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	270,881	248,693
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7552% 11/25/2053 (c)(d)	823,617	829,195
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	712,867	711,694
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 9/25/2054 (c)(d)	330,517	330,360
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 2/25/2055 (c)(d)	535,314	535,537
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 9/25/2054 (c)(d)	538,430	538,266
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	659,029	658,616
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	294,509	294,480
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	110,330	96,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	213,165	192,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	445,620	370,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	693,714	603,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	137,792	123,205
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	150,651	131,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	143,431	128,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	162,156	139,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	108,820	97,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	528,929	476,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	607,352	588,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	245,614	234,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	318,017	302,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	350,274	339,119
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 8/25/2053 (c)(d)	510,932	508,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	368,339	368,044
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	986,598	984,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	279,894	278,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5552% 10/25/2054 (c)(d)	511,059	511,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	484,535	484,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 4/25/2055 (c)(d)	421,233	419,651
TOTAL UNITED STATES		14,497,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,430,078)		14,497,408

Commercial Mortgage Securities - 2.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.8%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	144,889	144,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	597,905	596,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	1,691,350	1,683,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	4,538,222	4,511,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	2,035,465	2,019,665
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,044,216	2,017,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	193,901	190,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,805,742	1,775,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,300,000	2,257,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	500,000	493,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	1,500,000	1,480,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	6,547,528	6,470,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	600,000	592,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,100,000	2,066,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	1,101,281	1,097,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	1,641,411	1,629,601
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,051,697	1,038,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	803,229	787,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	3,300,000	3,231,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	8,306,908	7,877,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8616% 4/25/2029 (c)(d)	2,198,798	2,194,229
TOTAL UNITED STATES		44,156,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $44,023,121)		44,156,773

Common Stocks - 7.2%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (i)	7,500	865,027
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	210,000	3,269,707
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	500	261,690
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (i)	11,100	35,243
Studio City International Holdings Ltd ADR (b)(i)	10,083	32,013

TOTAL HONG KONG		67,256
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(i)	10,220	0
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	900	721,251
NXP Semiconductors NV	2,300	502,527

TOTAL NETHERLANDS		1,223,778
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,200	1,177,748
UNITED STATES - 6.8%
Communication Services - 0.7%
Interactive Media & Services - 0.6%
Alphabet Inc Class A	7,000	1,233,610
Meta Platforms Inc Class A	9,600	7,085,664
Pinterest Inc Class A (i)	32,200	1,154,692
		9,473,966
Media - 0.1%
EchoStar Corp (j)	22,127	612,918
EchoStar Corp Class A (i)(k)	36,100	999,970
iHeartMedia Inc Class A (i)(k)	5,655	9,953
		1,622,841
TOTAL COMMUNICATION SERVICES		11,096,807

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
UC Holdings Inc (g)(i)	33,750	0
Broadline Retail - 0.1%
Amazon.com Inc (i)	10,200	2,237,778
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (i)	6,400	846,976
Booking Holdings Inc	200	1,157,849
Boyd Gaming Corp	12,300	962,229
New Cotai LLC / New Cotai Capital Corp (g)(i)(j)	247,076	51,886
		3,018,940
Household Durables - 0.1%
TopBuild Corp (i)	6,300	2,039,562
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	5,700	1,127,517
Williams-Sonoma Inc	4,600	751,502
		1,879,019
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (i)	3,255	329,666
TOTAL CONSUMER DISCRETIONARY		9,504,965

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (i)	11,200	519,567
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(i)	40,826	1,600
US Foods Holding Corp (i)	9,200	708,492
		710,092
TOTAL CONSUMER STAPLES		1,229,659

Energy - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(i)	6,562	0
Superior Energy Services Inc Class A (g)(i)	5,560	318,088
		318,088
Oil, Gas & Consumable Fuels - 0.3%
California Resources Corp	865	39,505
Canvas Energy Inc Series B warrants 10/1/2025 (g)(i)	13	0
Energy Transfer LP	38,700	701,631
EP Energy Corp (g)(i)	52,316	80,567
Expand Energy Corp	48	5,613
Expand Energy Corp warrants 2/9/2026 (i)	93	9,708
Mesquite Energy Inc (g)(i)	15,322	3,079,021
Unit Corp	2,069	54,022
		3,970,067
TOTAL ENERGY		4,288,155

Financials - 1.0%
Capital Markets - 0.1%
Ares Management Corp Class A	4,400	762,080
Blue Owl Capital Inc Class A	33,300	639,693
Moody's Corp	1,600	802,544
		2,204,317
Consumer Finance - 0.1%
OneMain Holdings Inc	29,100	1,658,700
Financial Services - 0.6%
Apollo Global Management Inc	20,300	2,879,961
Block Inc Class A (i)	15,200	1,032,536
Carnelian Point Holdings LP warrants 6/30/2027 (g)(i)	54	158
Mastercard Inc Class A	3,000	1,685,820
Visa Inc Class A	8,800	3,124,440
		8,722,915
Insurance - 0.2%
Arthur J Gallagher & Co	8,600	2,753,032
TOTAL FINANCIALS		15,338,964

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (g)(i)	493	1,887
DaVita Inc (i)	2,800	398,860
Tenet Healthcare Corp (i)	3,700	651,200
		1,051,947
Industrials - 1.3%
Building Products - 0.2%
Carlisle Cos Inc	3,700	1,381,580
Trane Technologies PLC	3,600	1,574,676
		2,956,256
Construction & Engineering - 0.5%
Comfort Systems USA Inc	7,700	4,128,817
EMCOR Group Inc	4,700	2,513,983
IES Holdings Inc (i)	2,800	829,444
WillScot Holdings Corp	28,500	780,900
		8,253,144
Electrical Equipment - 0.4%
Eaton Corp PLC	6,500	2,320,435
NEXTracker Inc Class A (i)	19,000	1,033,030
nVent Electric PLC	12,100	886,325
Vertiv Holdings Co Class A	20,100	2,581,041
		6,820,831
Machinery - 0.2%
Allison Transmission Holdings Inc	4,900	465,451
Deere & Co	700	355,943
Parker-Hannifin Corp	2,600	1,816,022
		2,637,416
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	15,141	75,554
Spirit Aviation Holdings Inc	3,278	16,357
		91,911
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (g)(i)	428	0
TOTAL INDUSTRIALS		20,759,558

Information Technology - 1.9%
Communications Equipment - 0.1%
Arista Networks Inc	14,400	1,473,264
IT Services - 0.0%
GTT Communications Inc (g)(i)	4,921	200,334
Semiconductors & Semiconductor Equipment - 1.1%
KLA Corp	2,000	1,791,480
Lam Research Corp	17,000	1,654,780
Marvell Technology Inc	9,500	735,300
Micron Technology Inc	5,200	640,900
NVIDIA Corp	66,000	10,427,340
ON Semiconductor Corp (i)	25,965	1,360,826
		16,610,626
Software - 0.7%
Adobe Inc (i)	3,000	1,160,640
Autodesk Inc (i)	2,300	712,011
Gen Digital Inc	21,100	620,340
Microsoft Corp	6,500	3,233,165
Monday.com Ltd (i)	6,700	2,107,016
Oracle Corp	7,800	1,705,314
Salesforce Inc	5,300	1,445,257
		10,983,743
Technology Hardware, Storage & Peripherals - 0.0%
Dell Technologies Inc Class C	5,800	711,080
TOTAL INFORMATION TECHNOLOGY		29,979,047

Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The	30,845	353,175
Construction Materials - 0.2%
Eagle Materials Inc	5,100	1,030,761
James Hardie Industries PLC Class Common ADR (i)	41,100	1,105,179
Martin Marietta Materials Inc	1,100	603,856
		2,739,796
Containers & Packaging - 0.0%
Graphic Packaging Holding CO	34,200	720,594
Metals & Mining - 0.0%
Elah Holdings Inc (g)(i)	14	224
TOTAL MATERIALS		3,813,789

Utilities - 0.6%
Electric Utilities - 0.2%
Constellation Energy Corp	8,500	2,743,460
Portland General Electric Co	140	5,688
		2,749,148
Independent Power and Renewable Electricity Producers - 0.4%
PureWest Energy LLC (g)(i)	901	203
Vistra Corp	30,600	5,930,586
		5,930,789
TOTAL UTILITIES		8,679,937

TOTAL UNITED STATES		105,742,828
TOTAL COMMON STOCKS (Cost $69,350,426)		112,608,034

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	1,992,908	2,346,649
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (g)	326,057	329,774
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	390,000	509,145
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	5,455,000	1,350,113
TOTAL UNITED STATES		4,535,681
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,299,787)		4,535,681

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA Series A6	57,050	361,110
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Acrisure Holdings Inc Series A-2 (g)	241,598	5,921,567
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,157,297)		6,282,677

Fixed-Income Funds - 7.7%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (l)	1,043,442	100,587,838
iShares Broad USD High Yield Corporate Bond ETF	527,400	19,782,774
TOTAL FIXED-INCOME FUNDS (Cost $121,451,733)		120,370,612

Foreign Government and Government Agency Obligations - 14.9%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania 4.75% 2/14/2035 (m)	EUR	255,000	300,564
ANGOLA - 0.1%
Angola Republic 8.25% 5/9/2028 (b)		650,000	613,763
Angola Republic 8.75% 4/14/2032 (b)		325,000	286,569
Angola Republic 9.375% 5/8/2048 (b)		310,000	245,674
Angola Republic 9.5% 11/12/2025 (b)		795,000	796,988
TOTAL ANGOLA			1,942,994
ARGENTINA - 0.7%
Argentine Republic 0.75% 7/9/2030 (n)		5,038,271	3,993,334
Argentine Republic 1% 7/9/2029		664,918	554,624
Argentine Republic 3.5% 7/9/2041 (n)		1,140,000	707,370
Argentine Republic 4.125% 7/9/2035 (n)		3,632,241	2,437,234
Argentine Republic 5% 1/9/2038 (n)		2,032,304	1,443,952
TOTAL ARGENTINA			9,136,514
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (b)		280,000	241,850
Republic of Armenia 6.75% 3/12/2035 (b)		470,000	456,784
TOTAL ARMENIA			698,634
AUSTRALIA - 1.1%
Australian Commonwealth 1% 12/21/2030 (m)	AUD	20,000,000	11,499,197
Australian Commonwealth 3.5% 12/21/2034 (m)	AUD	7,000,000	4,385,819
TOTAL AUSTRALIA			15,885,016
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (b)		460,000	468,280
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (b)		155,000	140,918
Bahrain Kingdom 7.5% 2/12/2036 (b)		200,000	204,800
TOTAL BAHRAIN			345,718
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (b)		290,000	273,325
Republic of Benin 8.375% 1/23/2041 (b)		180,000	172,620
TOTAL BENIN			445,945
BERMUDA - 0.1%
Bermuda 2.375% 8/20/2030 (b)		55,000	48,726
Bermuda 3.375% 8/20/2050 (b)		165,000	108,735
Bermuda 3.717% 1/25/2027 (b)		645,000	636,525
Bermuda 4.75% 2/15/2029 (b)		360,000	361,256
Bermuda 5% 7/15/2032 (b)		260,000	254,881
TOTAL BERMUDA			1,410,123
BRAZIL - 0.2%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		830,000	783,313
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		335,000	332,153
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		565,000	603,561
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		215,000	205,432
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		1,045,000	1,188,165
TOTAL BRAZIL			3,112,624
CANADA - 0.6%
Canadian Government 3.25% 6/1/2035	CAD	10,000,000	7,322,959
CHILE - 0.2%
Chilean Republic 2.45% 1/31/2031		1,355,000	1,210,015
Chilean Republic 2.75% 1/31/2027		310,000	301,940
Chilean Republic 3.1% 1/22/2061		700,000	424,550
Chilean Republic 3.5% 1/31/2034		200,000	179,600
Chilean Republic 4% 1/31/2052		200,000	154,400
Chilean Republic 4.34% 3/7/2042		260,000	225,030
Chilean Republic 5.33% 1/5/2054		505,000	474,700
TOTAL CHILE			2,970,235
COLOMBIA - 0.3%
Colombian Republic 3% 1/30/2030		1,025,000	884,575
Colombian Republic 3.125% 4/15/2031		535,000	439,904
Colombian Republic 3.25% 4/22/2032		290,000	229,753
Colombian Republic 4.125% 5/15/2051		220,000	125,555
Colombian Republic 5% 6/15/2045		855,000	576,270
Colombian Republic 5.2% 5/15/2049		650,000	434,850
Colombian Republic 6.125% 1/18/2041		40,000	32,559
Colombian Republic 7.375% 4/25/2030		250,000	258,625
Colombian Republic 7.375% 9/18/2037		140,000	133,569
Colombian Republic 7.5% 2/2/2034		250,000	248,813
Colombian Republic 8% 11/14/2035		310,000	311,938
Colombian Republic 8% 4/20/2033		280,000	289,660
Colombian Republic 8.5% 4/25/2035		280,000	291,060
Colombian Republic 8.75% 11/14/2053		290,000	287,753
TOTAL COLOMBIA			4,544,884
COSTA RICA - 0.0%
Republic of Costa Rica Ministry of Finance 5.625% 4/30/2043 (b)		215,000	192,264
Republic of Costa Rica Ministry of Finance 6.125% 2/19/2031 (b)		130,000	133,770
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (b)		305,000	315,782
TOTAL COSTA RICA			641,816
COTE D'IVOIRE - 0.1%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (b)		620,000	563,816
Republic of Cote d'Ivoire 6.375% 3/3/2028 (b)		231,000	230,567
Republic of Cote d'Ivoire 8.075% 4/1/2036 (b)		285,000	274,384
Republic of Cote d'Ivoire 8.25% 1/30/2037 (b)		300,000	287,814
TOTAL COTE D'IVOIRE			1,356,581
DOMINICAN REPUBLIC - 0.3%
Dominican Republic 4.5% 1/30/2030 (b)		610,000	579,500
Dominican Republic 4.875% 9/23/2032 (b)		860,000	793,350
Dominican Republic 5.95% 1/25/2027 (b)		445,000	449,005
Dominican Republic 6% 7/19/2028 (b)		360,000	365,760
Dominican Republic 6.5% 2/15/2048 (b)		215,000	203,363
Dominican Republic 6.6% 6/1/2036 (b)		224,000	225,904
Dominican Republic 6.85% 1/27/2045 (b)		300,000	297,300
Dominican Republic 7.05% 2/3/2031 (b)		375,000	393,075
Dominican Republic 7.15% 2/24/2055 (b)		375,000	375,563
Dominican Republic 7.45% 4/30/2044 (b)		335,000	351,080
TOTAL DOMINICAN REPUBLIC			4,033,900
ECUADOR - 0.1%
Republic of Ecuador 5.5% 7/31/2035 (b)(n)		705,000	512,182
Republic of Ecuador 6.9% 7/31/2030 (b)(n)		1,319,190	1,143,738
TOTAL ECUADOR			1,655,920
EGYPT - 0.2%
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		30,000	27,306
Arab Republic of Egypt 7.5% 1/31/2027 (b)		830,000	842,409
Arab Republic of Egypt 7.5% 2/16/2061 (b)		480,000	348,840
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		370,000	372,660
Arab Republic of Egypt 7.903% 2/21/2048 (b)		460,000	352,654
Arab Republic of Egypt 8.5% 1/31/2047 (b)		580,000	470,235
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		460,000	375,820
Arab Republic of Egypt 9.45% 2/4/2033 (b)		320,000	322,480
Arab Republic of Egypt Treasury Bills 0% 11/25/2025 (o)	EGP	13,325,000	242,561
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (o)	EGP	14,125,000	242,513
TOTAL EGYPT			3,597,478
EL SALVADOR - 0.1%
El Salvador Republic 0.25% 4/17/2030 (b)		290,000	5,401
El Salvador Republic 7.1246% 1/20/2050 (b)		290,000	242,513
El Salvador Republic 7.625% 2/1/2041 (b)		90,000	82,980
El Salvador Republic 7.65% 6/15/2035 (b)		135,000	131,051
El Salvador Republic 9.25% 4/17/2030 (b)		290,000	307,673
El Salvador Republic 9.65% 11/21/2054 (b)		175,000	181,125
TOTAL EL SALVADOR			950,743
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (b)		425,000	337,080
Gabonese Republic 7% 11/24/2031 (b)		455,000	360,588
TOTAL GABON			697,668
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (b)		290,000	282,432
GERMANY - 5.2%
German Federal Republic 2.4% 10/19/2028 (m)	EUR	2,570,000	3,067,689
German Federal Republic 2.4% 4/18/2030 (m)	EUR	33,500,000	39,885,070
German Federal Republic 2.5% 10/11/2029 (m)	EUR	410,000	490,718
German Federal Republic 2.5% 2/15/2035 (m)	EUR	6,490,000	7,582,596
German Federal Republic 2.7% 9/17/2026 (m)	EUR	19,800,000	23,557,577
German Federal Republic 3.1% 12/12/2025 (m)	EUR	4,750,000	5,625,477
TOTAL GERMANY			80,209,127
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (b)(o)		26,333	21,896
Ghana Republic 0% 7/3/2026 (b)(o)		25,440	24,616
Ghana Republic 5% 7/3/2029 (b)(n)		291,520	272,207
Ghana Republic 5% 7/3/2035 (b)(n)		333,880	258,206
TOTAL GHANA			576,925
GUATEMALA - 0.1%
Republic of Guatemala 4.9% 6/1/2030 (b)		230,000	224,940
Republic of Guatemala 5.375% 4/24/2032 (b)		120,000	117,150
Republic of Guatemala 6.125% 6/1/2050 (b)		350,000	316,838
Republic of Guatemala 6.6% 6/13/2036 (b)		190,000	193,230
TOTAL GUATEMALA			852,158
HUNGARY - 0.1%
Hungary Government 2.125% 9/22/2031 (b)		205,000	169,999
Hungary Government 3.125% 9/21/2051 (b)		340,000	200,685
Hungary Government 5.25% 6/16/2029 (b)		295,000	297,213
Hungary Government 5.5% 6/16/2034 (b)		695,000	680,926
Hungary Government 6.125% 5/22/2028 (b)		225,000	231,822
Hungary Government 6.75% 9/25/2052 (b)		145,000	147,570
Hungary Government 7% 10/24/2035	HUF	81,440,000	240,711
TOTAL HUNGARY			1,968,926
INDONESIA - 0.3%
Indonesia Government 3.2% 9/23/2061		400,000	252,600
Indonesia Government 4.35% 1/11/2048		300,000	251,400
Indonesia Government 5.125% 1/15/2045 (b)		1,160,000	1,110,845
Indonesia Government 5.25% 1/17/2042 (b)		305,000	300,120
Indonesia Government 5.95% 1/8/2046 (b)		350,000	364,159
Indonesia Government 6.625% 2/17/2037 (b)		220,000	245,382
Indonesia Government 6.75% 1/15/2044 (b)		330,000	369,683
Indonesia Government 7.75% 1/17/2038 (b)		930,000	1,130,066
Indonesia Government 8.5% 10/12/2035 (b)		875,000	1,107,969
TOTAL INDONESIA			5,132,224
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		595,000	386,205
Israel Government 5.75% 3/12/2054		315,000	291,540
TOTAL ISRAEL			677,745
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		255,000	264,499
Jamaican Government 7.875% 7/28/2045		160,000	187,068
TOTAL JAMAICA			451,567
JAPAN - 0.6%
Japan Government 0.7% 12/20/2048	JPY	1,620,000,000	7,617,336
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (b)		110,000	97,350
Jordan Government 7.5% 1/13/2029 (b)		270,000	275,527
Jordan Government 7.75% 1/15/2028 (b)		320,000	329,792
TOTAL JORDAN			702,669
KENYA - 0.1%
Republic of Kenya 6.3% 1/23/2034 (b)		195,000	157,402
Republic of Kenya 7.25% 2/28/2028 (b)		100,000	97,625
Republic of Kenya 9.5% 3/5/2036 (b)		200,000	187,650
Republic of Kenya 9.75% 2/16/2031 (b)		410,000	415,765
TOTAL KENYA			858,442
LEBANON - 0.0%
Lebanon Republic 5.8% (h)(m)		625,000	118,124
Lebanon Republic 6.375% (h)(m)		810,000	153,090
TOTAL LEBANON			271,214
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034		610,000	514,840
United Mexican States 3.75% 4/19/2071		1,000,000	568,000
United Mexican States 4.875% 5/19/2033		345,000	326,053
United Mexican States 5.75% 10/12/2110		600,000	475,200
United Mexican States 6% 5/7/2036		600,000	591,900
United Mexican States 6.05% 1/11/2040		670,000	638,416
United Mexican States 6.338% 5/4/2053		305,000	280,447
United Mexican States 6.35% 2/9/2035		465,000	475,463
United Mexican States 6.875% 5/13/2037		245,000	255,412
United Mexican States 7.375% 5/13/2055		500,000	517,500
TOTAL MEXICO			4,643,231
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (b)		230,000	225,529
Mongolia Government 7.875% 6/5/2029 (b)		200,000	207,500
TOTAL MONGOLIA			433,029
MONTENEGRO - 0.1%
Republic of Montenegro 4.875% 4/1/2032 (b)	EUR	195,000	226,707
Republic of Montenegro 7.25% 3/12/2031 (b)		745,000	770,375
TOTAL MONTENEGRO			997,082
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (b)		495,000	520,834
NIGERIA - 0.2%
Republic of Nigeria 0% 10/7/2025 (o)	NGN	567,870,000	345,037
Republic of Nigeria 6.125% 9/28/2028 (b)		1,150,000	1,094,662
Republic of Nigeria 6.5% 11/28/2027 (b)		445,000	440,550
Republic of Nigeria 7.143% 2/23/2030 (b)		360,000	342,112
Republic of Nigeria 7.625% 11/21/2025 (b)		345,000	347,156
Republic of Nigeria 7.696% 2/23/2038 (b)		280,000	241,640
Republic of Nigeria 7.875% 2/16/2032 (b)		160,000	151,440
TOTAL NIGERIA			2,962,597
OMAN - 0.2%
Oman Sultanate 5.375% 3/8/2027 (b)		120,000	120,914
Oman Sultanate 5.625% 1/17/2028 (b)		930,000	951,390
Oman Sultanate 6% 8/1/2029 (b)		450,000	470,925
Oman Sultanate 6.25% 1/25/2031 (b)		425,000	450,594
Oman Sultanate 6.5% 3/8/2047 (b)		195,000	197,340
Oman Sultanate 6.75% 1/17/2048 (b)		455,000	468,878
Oman Sultanate 7% 1/25/2051 (b)		105,000	111,299
TOTAL OMAN			2,771,340
PAKISTAN - 0.1%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		730,000	718,685
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		430,000	406,350
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		480,000	427,320
TOTAL PAKISTAN			1,552,355
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033		140,000	113,889
Panamanian Republic 3.87% 7/23/2060		715,000	407,550
Panamanian Republic 4.5% 4/16/2050		780,000	524,987
Panamanian Republic 7.875% 3/1/2057		290,000	296,308
Panamanian Republic 8% 3/1/2038		305,000	326,350
TOTAL PANAMA			1,669,084
PARAGUAY - 0.1%
Republic of Paraguay 2.739% 1/29/2033 (b)		225,000	191,646
Republic of Paraguay 4.95% 4/28/2031 (b)		480,000	476,880
Republic of Paraguay 5.4% 3/30/2050 (b)		265,000	226,708
Republic of Paraguay 6% 2/9/2036 (b)		260,000	264,680
Republic of Paraguay 6.65% 3/4/2055 (b)		200,000	200,000
TOTAL PARAGUAY			1,359,914
PERU - 0.1%
Peruvian Republic 2.783% 1/23/2031		740,000	664,280
Peruvian Republic 3% 1/15/2034		440,000	369,820
Peruvian Republic 3.3% 3/11/2041		360,000	267,570
TOTAL PERU			1,301,670
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045		390,000	252,671
Philippine Republic 2.95% 5/5/2045		160,000	109,600
Philippine Republic 5% 7/17/2033		210,000	211,470
Philippine Republic 5.5% 1/17/2048		200,000	194,775
Philippine Republic 5.6% 5/14/2049		295,000	289,346
Philippine Republic 5.609% 4/13/2033		305,000	319,277
Philippine Republic 5.95% 10/13/2047		490,000	504,333
TOTAL PHILIPPINES			1,881,472
POLAND - 0.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		200,000	201,048
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		200,000	210,270
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		495,000	487,634
Republic of Poland 5.5% 3/18/2054		285,000	263,625
Republic of Poland 5.5% 4/4/2053		210,000	195,352
Republic of Poland 5.75% 11/16/2032		425,000	447,551
TOTAL POLAND			1,805,480
QATAR - 0.2%
State of Qatar 4.4% 4/16/2050 (b)		1,045,000	883,156
State of Qatar 4.625% 6/2/2046 (b)		575,000	512,469
State of Qatar 4.817% 3/14/2049 (b)		1,060,000	950,025
State of Qatar 5.103% 4/23/2048 (b)		975,000	916,500
State of Qatar 9.75% 6/15/2030 (b)		295,000	366,906
TOTAL QATAR			3,629,056
ROMANIA - 0.1%
Romanian Republic 3% 2/27/2027 (b)		265,000	255,195
Romanian Republic 3.625% 3/27/2032 (b)		470,000	402,879
Romanian Republic 4% 2/14/2051 (b)		280,000	175,482
Romanian Republic 6.625% 2/17/2028 (b)		225,000	231,986
Romanian Republic 6.85% 7/29/2030	RON	1,075,000	243,420
Romanian Republic 7.125% 1/17/2033 (b)		290,000	301,232
Romanian Republic 7.5% 2/10/2037 (b)		572,000	593,668
TOTAL ROMANIA			2,203,862
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (b)		560,000	476,000
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		665,000	556,731
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		1,120,000	690,906
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		655,000	445,400
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		640,000	526,003
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		225,000	174,517
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		330,000	274,415
TOTAL SAUDI ARABIA			2,667,972
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (b)		430,000	279,930
Republic of Senegal 6.75% 3/13/2048 (b)		120,000	71,850
TOTAL SENEGAL			351,780
SERBIA - 0.1%
Republic of Serbia 2.125% 12/1/2030 (b)		580,000	488,958
Republic of Serbia 6% 6/12/2034 (b)		205,000	206,614
Republic of Serbia 6.5% 9/26/2033 (b)		405,000	425,556
TOTAL SERBIA			1,121,128
SOUTH AFRICA - 0.1%
South African Republic 4.85% 9/27/2027		285,000	283,159
South African Republic 4.85% 9/30/2029		235,000	226,004
South African Republic 5% 10/12/2046		395,000	276,006
South African Republic 5.65% 9/27/2047		190,000	142,880
South African Republic 5.75% 9/30/2049		620,000	465,620
South African Republic 5.875% 4/20/2032		280,000	273,228
South African Republic 7.1% 11/19/2036 (b)		475,000	470,132
TOTAL SOUTH AFRICA			2,137,029
SPAIN - 0.5%
Spanish Kingdom 3.15% 4/30/2035 (b)(m)	EUR	6,106,000	7,181,990
SRI LANKA - 0.1%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(n)		225,923	201,186
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(n)		610,264	492,788
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(n)		314,356	256,082
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(n)		157,112	127,654
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(n)		91,380	62,332
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		165,813	155,367
TOTAL SRI LANKA			1,295,409
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (m)	CHF	3,200,000	5,025,305
TURKEY - 0.7%
Turkish Republic 26.2% 10/5/2033	TRY	6,310,000	148,111
Turkish Republic 32.6% 2/10/2027	TRY	34,490,000	822,021
Turkish Republic 4.25% 4/14/2026		830,000	825,933
Turkish Republic 4.75% 1/26/2026		980,000	979,510
Turkish Republic 4.875% 10/9/2026		650,000	646,022
Turkish Republic 4.875% 4/16/2043		815,000	574,371
Turkish Republic 5.125% 2/17/2028		255,000	250,691
Turkish Republic 5.25% 3/13/2030		185,000	176,074
Turkish Republic 5.75% 5/11/2047		360,000	269,910
Turkish Republic 6% 1/14/2041		770,000	634,865
Turkish Republic 6% 3/25/2027		170,000	170,872
Turkish Republic 6.625% 2/17/2045		310,000	262,117
Turkish Republic 7.125% 2/12/2032		380,000	380,023
Turkish Republic 7.25% 5/29/2032		200,000	200,800
Turkish Republic 7.625% 5/15/2034		445,000	456,125
Turkish Republic 9.125% 7/13/2030		350,000	387,298
Turkish Republic 9.375% 1/19/2033		840,000	945,970
Turkish Republic 9.375% 3/14/2029		490,000	539,688
Turkish Republic 9.875% 1/15/2028		1,165,000	1,273,124
TOTAL TURKEY			9,943,525
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (b)(n)		109,055	52,154
Ukraine Government 0% 2/1/2034 (b)(n)		407,526	156,082
Ukraine Government 0% 2/1/2035 (b)(n)		479,387	224,638
Ukraine Government 0% 2/1/2036 (b)(n)		286,989	134,167
Ukraine Government 0% 8/1/2041 (b)(c)		370,000	264,550
Ukraine Government 1.75% 2/1/2029 (b)(n)		457,501	281,935
Ukraine Government 1.75% 2/1/2034 (b)(n)		626,091	322,438
Ukraine Government 1.75% 2/1/2035 (b)(n)		428,419	217,637
Ukraine Government 1.75% 2/1/2036 (b)(n)		284,447	141,157
TOTAL UKRAINE			1,794,758
UNITED ARAB EMIRATES - 0.2%
Emirate of Abu Dhabi 3% 9/15/2051 (b)		645,000	419,063
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		1,915,000	1,298,370
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		620,000	476,470
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		395,000	392,038
Emirate of Dubai 3.9% 9/9/2050 (m)		920,000	649,492
Emirate of Dubai 5.25% 1/30/2043 (m)		330,000	310,220
TOTAL UNITED ARAB EMIRATES			3,545,653
UNITED KINGDOM - 0.3%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/30/2026 (m)	GBP	4,010,000	5,406,295
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (m)	GBP	5,000	3,183
TOTAL UNITED KINGDOM			5,409,478
URUGUAY - 0.1%
Uruguay Republic 5.1% 6/18/2050		675,000	622,350
Uruguay Republic 5.75% 10/28/2034		300,000	316,800
TOTAL URUGUAY			939,150
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		115,000	102,205
Republic of Uzbekistan 3.9% 10/19/2031 (b)		205,000	180,195
TOTAL UZBEKISTAN			282,400
VENEZUELA - 0.0%
Venezuela Republic 11.95% (h)(m)		1,090,000	205,465
Venezuela Republic 12.75% (h)(m)		190,000	34,675
Venezuela Republic 9.25% (h)		2,395,000	479,000
TOTAL VENEZUELA			719,140
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (b)		727,254	492,715
Republic of Zambia 5.75% 6/30/2033 (b)(n)		55,429	50,856
TOTAL ZAMBIA			543,571
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,135,541)			232,284,655

Non-Convertible Corporate Bonds - 28.7%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (b)		255,000	258,443
YPF SA 8.25% 1/17/2034 (b)		255,000	256,479

TOTAL ARGENTINA			514,922
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		445,000	415,808
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (b)		485,000	479,171
Mineral Resources Ltd 8% 11/1/2027 (b)		515,000	517,400
Mineral Resources Ltd 8.125% 5/1/2027 (b)		990,000	989,474
Mineral Resources Ltd 8.5% 5/1/2030 (b)		915,000	910,473
Mineral Resources Ltd 9.25% 10/1/2028 (b)		1,005,000	1,028,526

TOTAL AUSTRALIA			4,340,852
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)		825,000	833,308
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (m)		275,000	288,178

TOTAL AZERBAIJAN			1,121,486
BAHRAIN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)		665,000	679,078
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)		180,000	190,064

TOTAL BAHRAIN			869,142
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		600,000	593,576
BRAZIL - 0.8%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Minerva Luxembourg SA 8.875% 9/13/2033 (b)		320,000	345,670
NBM US Holdings Inc 6.625% 8/6/2029 (b)		615,000	617,269
			962,939
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (b)		345,000	305,215
TOTAL CONSUMER STAPLES			1,268,154

Energy - 0.2%
Energy Equipment & Services - 0.1%
Guara Norte Sarl 5.198% 6/15/2034 (b)		384,145	362,368
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		644,267	685,758
			1,048,126
Oil, Gas & Consumable Fuels - 0.1%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)		953,258	756,887
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (b)		230,000	230,205
			987,092
TOTAL ENERGY			2,035,218

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)		300,000	311,532
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (b)(p)		285,000	288,106
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (h)		413,110	8,262
Azul Secured Finance LLP 11.93% (h)		625,292	143,817
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.3099% pay-in-kind (b)(c)(d)(h)		193,622	240,092
			392,171
TOTAL INDUSTRIALS			680,277

Materials - 0.5%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)		300,000	189,300
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)		375,000	296,175
Braskem Netherlands Finance BV 8% 10/15/2034 (b)		225,000	179,415
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)		595,000	518,245
			1,183,135
Metals & Mining - 0.3%
CSN Inova Ventures 6.75% 1/28/2028 (b)		485,000	458,480
CSN Resources SA 5.875% 4/8/2032 (b)		420,000	345,240
CSN Resources SA 8.875% 12/5/2030 (b)		200,000	196,900
ERO Copper Corp 6.5% 2/15/2030 (b)		415,000	412,924
Nexa Resources SA 6.6% 4/8/2037 (b)		235,000	236,128
Nexa Resources SA 6.75% 4/9/2034 (b)		200,000	208,250
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)		1,301,290	1,276,078
Usiminas International Sarl 7.5% 1/27/2032 (b)		575,000	586,604
Vale Overseas Ltd 6.4% 6/28/2054		515,000	503,418
			4,224,022
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (b)		325,000	340,844
Suzano Austria GmbH 3.75% 1/15/2031		245,000	228,554
Suzano Austria GmbH 5% 1/15/2030		725,000	722,025
			1,291,423
TOTAL MATERIALS			6,698,580

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (b)		200,000	211,694
TOTAL BRAZIL			11,205,455
CANADA - 1.0%
Communication Services - 0.0%
Media - 0.0%
Videotron Ltd 5.125% 4/15/2027 (b)		615,000	615,311
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		570,000	555,213
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		2,320,000	2,161,936
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		560,000	549,164
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		600,000	601,997
			3,868,310
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		405,000	361,499
TOTAL CONSUMER DISCRETIONARY			4,229,809

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		550,000	499,445
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 4.5% 10/1/2029 (b)		440,000	422,965
Parkland Corp 4.625% 5/1/2030 (b)		550,000	526,659
Parkland Corp 6.625% 8/15/2032 (b)		280,000	286,183
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(c)		1,953,000	2,015,002
Teine Energy Ltd 6.875% 4/15/2029 (b)		445,000	442,549
			3,693,358
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		175,000	186,516
Sagicor Financial Co Ltd 5.3% 5/13/2028 (b)		480,000	471,840
			658,356
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (b)		280,000	281,686
Bombardier Inc 7.125% 6/15/2026 (b)		146,000	146,306
Bombardier Inc 7.25% 7/1/2031 (b)		280,000	293,916
Bombardier Inc 7.875% 4/15/2027 (b)		123,000	123,710
Bombardier Inc 8.75% 11/15/2030 (b)		430,000	465,509
			1,311,127
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		460,000	439,853
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		425,000	420,707
TOTAL INDUSTRIALS			2,171,687

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		530,000	548,713
Open Text Holdings Inc 4.125% 12/1/2031 (b)		245,000	225,574
Open Text Holdings Inc 4.125% 2/15/2030 (b)		300,000	283,535
			1,057,822
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		385,000	406,616
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		300,000	297,432
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		255,000	255,000
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)		440,000	450,072
			1,002,504
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		360,000	357,762
TOTAL MATERIALS			1,766,882

TOTAL CANADA			14,692,670
CHILE - 0.4%
Communication Services - 0.1%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		320,000	304,835
Wireless Telecommunication Services - 0.1%
VTR Comunicaciones SpA 4.375% 4/15/2029 (b)		210,000	186,900
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)		620,000	586,675
			773,575
TOTAL COMMUNICATION SERVICES			1,078,410

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)		200,000	202,000
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)		305,000	313,101
			515,101
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC 2.375% 10/14/2030 (b)		685,000	597,800
Antofagasta PLC 5.625% 5/13/2032 (b)		260,000	265,199
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)		105,000	97,492
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)		280,000	259,788
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)		870,000	584,988
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)		290,000	281,010
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)		205,000	208,843
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)		290,000	283,722
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)		205,000	213,918
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (b)		235,000	240,640
			3,033,400
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (b)		225,000	229,185
Inversiones CMPC SA 3% 4/6/2031 (b)		245,000	216,443
			445,628
TOTAL MATERIALS			3,479,028

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)		195,501	195,794
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)		186,000	193,440
			389,234
TOTAL CHILE			5,461,773
CHINA - 0.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd 1.81% 1/26/2026 (b)		240,000	236,371
Tencent Holdings Ltd 2.39% 6/3/2030 (b)		495,000	453,074
Tencent Holdings Ltd 3.975% 4/11/2029 (b)		180,000	178,083
			867,528
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
JD.com Inc 3.375% 1/14/2030		405,000	387,836
Prosus NV 3.061% 7/13/2031 (b)		385,000	340,725
Prosus NV 3.68% 1/21/2030 (b)		370,000	347,523
Prosus NV 4.027% 8/3/2050 (b)		595,000	396,603
Prosus NV 4.193% 1/19/2032 (b)		305,000	284,794
			1,757,481
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (b)		280,000	280,076
TOTAL CONSUMER DISCRETIONARY			2,037,557

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)		640,000	639,833
TOTAL CHINA			3,544,918
COLOMBIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (b)		750,000	644,753
Energy - 0.4%
Energy Equipment & Services - 0.1%
Oleoducto Central SA 4% 7/14/2027 (b)		454,000	441,042
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		265,000	92,466
Ecopetrol SA 4.625% 11/2/2031		335,000	281,903
Ecopetrol SA 8.375% 1/19/2036		290,000	279,343
Ecopetrol SA 8.875% 1/13/2033		1,420,000	1,462,600
Geopark Ltd 5.5% 1/17/2027 (b)		505,000	483,219
Geopark Ltd 8.75% 1/31/2030 (b)		430,000	376,788
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		940,000	714,804
			3,691,123
TOTAL ENERGY			4,132,165

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		295,000	309,812
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (b)		580,000	590,147
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)		1,020,000	910,034
Termocandelaria Power SA 7.75% 9/17/2031 (b)		410,000	417,810
			1,327,844
TOTAL COLOMBIA			7,004,721
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)		390,000	389,276
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)		425,000	452,668
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (b)		450,000	450,671
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 5.25% 1/10/2031 (b)(p)	EUR	110,000	131,559
Czechoslovak Group AS 6.5% 1/10/2031 (b)(p)		200,000	201,625

TOTAL CZECH REPUBLIC			333,184
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)		300,000	311,154
FRANCE - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Altice France SA 5.125% 1/15/2029 (b)		135,000	111,544
Altice France SA 5.125% 7/15/2029 (b)		4,845,000	4,004,514
Altice France SA 5.5% 1/15/2028 (b)		1,355,000	1,140,354
Altice France SA 5.5% 10/15/2029 (b)		3,010,000	2,495,034
			7,751,446
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)		565,000	592,213
TOTAL FRANCE			8,343,659
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (b)		191,000	171,423
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		145,000	119,480
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,170,000	865,800
Tullow Oil PLC 10.25% 5/15/2026 (b)		778,000	672,970

TOTAL GHANA			1,658,250
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
CT Trust 5.125% 2/3/2032 (b)		720,000	671,270
Millicom International Cellular SA 4.5% 4/27/2031 (b)		530,000	482,433
Millicom International Cellular SA 7.375% 4/2/2032 (b)		265,000	271,039
			1,424,742
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (b)		600,000	581,280
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)		485,000	473,631
TOTAL GUATEMALA			2,479,653
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		425,000	403,995
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)		200,000	203,876
OTP Bank Nyrt 8.75% 5/15/2033 (c)(m)		215,000	229,835
			433,711
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (m)		200,000	207,125
TOTAL HUNGARY			640,836
INDIA - 0.1%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (b)		545,000	543,965
Shriram Finance Ltd 6.625% 4/22/2027 (b)		230,000	232,300
			776,265
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)		255,000	242,263
Information Technology - 0.1%
IT Services - 0.1%
CA Magnum Holdings 5.375% 10/31/2026 (b)		955,000	946,620
TOTAL INDIA			1,965,148
INDONESIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)		640,000	633,338
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (b)		550,000	571,313
Pertamina Persero PT 4.175% 1/21/2050 (b)		395,000	293,608
			1,498,259
Materials - 0.1%
Metals & Mining - 0.1%
Freeport Indonesia PT 4.763% 4/14/2027 (b)		225,000	224,932
Freeport Indonesia PT 5.315% 4/14/2032 (b)		450,000	449,836
Freeport Indonesia PT 6.2% 4/14/2052 (b)		265,000	259,120
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)		880,000	896,500
			1,830,388
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)		205,000	206,024
TOTAL INDONESIA			3,534,671
ISRAEL - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(m)		615,000	606,974
Energean Israel Finance Ltd 8.5% 9/30/2033 (b)(m)		200,000	204,888
Energean PLC 6.5% 4/30/2027 (b)		550,000	539,000
Leviathan Bond Ltd 6.5% 6/30/2027 (b)(m)		520,000	515,600
Leviathan Bond Ltd 6.75% 6/30/2030 (b)(m)		205,000	201,720
			2,068,182
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		447,000	446,142
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275,000	276,584
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		550,000	599,831
			1,322,557
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(m)		295,000	263,656
TOTAL ISRAEL			3,654,395
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)		215,000	216,881
KAZAKHSTAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)		335,000	289,149
KazMunayGas National Co JSC 5.375% 4/24/2030 (b)		165,000	165,589
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)		170,000	146,295
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)		440,000	388,080

TOTAL KAZAKHSTAN			989,113
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (b)		420,000	431,599
POSCO 5.875% 1/17/2033 (b)		200,000	207,977

TOTAL KOREA (SOUTH)			639,576
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (b)		275,000	258,728
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		990,000	744,771
Altice Financing SA 5.75% 8/15/2029 (b)		1,190,000	868,915
			1,613,686
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		575,000	554,785
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		415,000	426,080
			980,865
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (g)		102,200	0
TOTAL LUXEMBOURG			2,594,551
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		320,000	292,576
MADAGASCAR - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)(p)		280,000	279,020
MALAYSIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)		595,000	534,012
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (b)		500,000	326,075
Petronas Capital Ltd 3.5% 4/21/2030 (b)		230,000	220,975
			547,050
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)		570,000	562,419
TOTAL MALAYSIA			1,643,481
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		525,000	530,250
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (h)(m)		1,500,000	540,000
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (b)		455,000	372,671
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (b)		475,000	448,281
Energy - 0.6%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		387,256	353,371
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		134,442	118,645
			472,016
Oil, Gas & Consumable Fuels - 0.6%
FEL Energy VI SARL 5.75% 12/1/2040 (b)		240,904	226,992
Petroleos Mexicanos 6.5% 6/2/2041		170,000	125,375
Petroleos Mexicanos 6.625% 6/15/2035		1,965,000	1,648,733
Petroleos Mexicanos 6.7% 2/16/2032		821,000	762,216
Petroleos Mexicanos 6.75% 9/21/2047		798,000	578,071
Petroleos Mexicanos 6.875% 8/4/2026		555,000	554,739
Petroleos Mexicanos 6.95% 1/28/2060		535,000	384,612
Petroleos Mexicanos 7.69% 1/23/2050		3,753,000	2,946,106
			7,226,844
TOTAL ENERGY			7,698,860

Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (b)		440,000	444,844
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (b)		585,000	576,594
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 7.45% 11/15/2029 (b)		415,000	306,063
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (b)		340,000	285,882
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (b)		670,000	686,415
			1,278,360
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (b)		360,000	258,300
TOTAL MATERIALS			1,536,660

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)		490,000	505,313
Saavi Energia Sarl 8.875% 2/10/2035 (b)		740,000	770,340
			1,275,653
TOTAL MEXICO			12,893,563
MOROCCO - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCP SA 3.75% 6/23/2031 (b)		365,000	327,405
OCP SA 5.125% 6/23/2051 (b)		305,000	231,419
OCP SA 6.1% 4/30/2030 (b)		280,000	283,150
OCP SA 6.75% 5/2/2034 (b)		255,000	263,808
OCP SA 6.875% 4/25/2044 (b)		325,000	314,234
OCP SA 7.5% 5/2/2054 (b)		200,000	199,294

TOTAL MOROCCO			1,619,310
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		1,105,000	983,017
Ziggo BV 4.875% 1/15/2030 (b)		430,000	401,630

TOTAL NETHERLANDS			1,384,647
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (b)		465,000	466,018
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (b)		280,000	277,637
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)		268,115	268,786
TOTAL NIGERIA			1,012,441
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		595,000	606,003
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		540,000	541,519
Media - 0.1%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)		1,020,000	947,070
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		470,000	481,339
TOTAL COMMUNICATION SERVICES			1,969,928

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)		205,000	144,627
TOTAL PANAMA			2,114,555
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)		365,000	364,431
PERU - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (b)		385,000	376,144
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(c)		485,000	481,557
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (b)		661,000	695,498
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)		400,000	395,000
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (b)		370,000	376,660
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		494,000	489,369
			1,261,029
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (b)		495,000	489,122
TOTAL PERU			3,303,350
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (b)		470,000	481,939
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (b)		385,000	345,892
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
QatarEnergy 1.375% 9/12/2026 (b)		900,000	865,539
QatarEnergy 2.25% 7/12/2031 (b)		1,255,000	1,096,067
QatarEnergy 3.125% 7/12/2041 (b)		1,235,000	908,688
QatarEnergy 3.3% 7/12/2051 (b)		930,000	627,866
			3,498,160
TOTAL QATAR			3,844,052
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (g)(h)(m)		400,000	19,999
SAUDI ARABIA - 0.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)		1,335,105	1,187,826
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)		1,010,000	895,405
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)		800,000	507,752
Saudi Arabian Oil Co 3.5% 11/24/2070 (b)		460,000	274,275
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)		1,400,000	1,348,291
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)		1,705,000	1,477,213
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)		215,000	169,162
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)		200,000	181,750
Saudi Arabian Oil Co 6.375% 6/2/2055 (m)		605,000	604,165
			6,645,839
Financials - 0.1%
Financial Services - 0.1%
Gaci First Investment Co 5% 10/13/2027 (m)		635,000	640,032
Gaci First Investment Co 5.25% 10/13/2032 (m)		315,000	320,809
			960,841
Industrials - 0.2%
Construction & Engineering - 0.2%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)		510,000	514,463
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)		380,000	379,193
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)		1,015,000	1,043,547
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)		305,000	315,105
			2,252,308
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (b)		585,000	595,193
TOTAL SAUDI ARABIA			10,454,181
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)		465,000	464,411
SOUTH AFRICA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		830,000	704,462
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (b)		315,000	316,968
TOTAL COMMUNICATION SERVICES			1,021,430

Materials - 0.1%
Chemicals - 0.1%
Sasol Financing USA LLC 4.375% 9/18/2026		795,000	779,100
Sasol Financing USA LLC 5.5% 3/18/2031		200,000	164,348
Sasol Financing USA LLC 8.75% 5/3/2029 (b)		200,000	198,040
			1,141,488
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (b)		330,000	337,003
TOTAL MATERIALS			1,478,491

Utilities - 0.1%
Electric Utilities - 0.1%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)		590,000	596,638
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)		460,000	481,850
			1,078,488
TOTAL SOUTH AFRICA			3,578,409
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		280,000	269,172
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)		370,000	353,688
TOTAL SPAIN			622,860
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		450,000	441,377
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (b)		230,000	152,085
TURKEY - 0.1%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (b)		360,000	360,710
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)		305,000	318,536
			679,246
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (b)		375,000	379,335
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (b)		185,000	192,748
TOTAL INDUSTRIALS			572,083

Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		420,000	420,827
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (b)		333,000	329,670
TOTAL TURKEY			2,001,826
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)		268,539	209,460
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (m)		323,543	311,475

TOTAL UKRAINE			520,935
UNITED ARAB EMIRATES - 0.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)		375,000	339,609
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)		442,290	391,259
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)		1,210,000	1,025,475
			1,756,343
Financials - 0.2%
Financial Services - 0.2%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)		470,000	434,163
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)		230,000	238,661
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)		530,000	496,102
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)		305,000	292,022
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)		345,000	314,640
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)		300,000	311,811
Sobha Sukuk Ltd 8.75% 7/17/2028 (m)		235,000	243,206
			2,330,605
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)		425,000	404,547
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (b)		400,000	372,875
			777,422
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(m)		355,000	360,946
Alpha Star Holding IX Ltd 7% 8/26/2028 (m)		400,000	405,192
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (m)		245,000	253,698
			1,019,836
Utilities - 0.1%
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)		448,000	343,280
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)		315,000	313,305
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)		350,000	344,775
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)		470,000	449,146
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)		195,000	198,412
			1,648,918
TOTAL UNITED ARAB EMIRATES			7,533,124
UNITED KINGDOM - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		995,000	920,506
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		195,000	203,571
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		295,000	312,203
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		435,000	455,001
			970,775
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		390,000	390,312
TOTAL CONSUMER DISCRETIONARY			1,361,087

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG Global Finance PLC 12% 11/30/2028 (b)		5,765,000	6,363,533
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		300,000	285,220
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		650,000	667,115
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(g)(h)		445,000	63,795
TOTAL UNITED KINGDOM			9,661,256
UNITED STATES - 19.2%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		1,165,000	1,164,510
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		620,000	620,235
Qwest Corp 7.25% 9/15/2025		35,000	35,043
			1,819,788
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (b)		1,160,000	1,094,312
Interactive Media & Services - 0.0%
Alphabet Inc 4% 5/6/2054	EUR	699,000	809,733
Media - 1.3%
DISH Network Corp 11.75% 11/15/2027 (b)		2,920,000	3,010,012
EchoStar Corp 10.75% 11/30/2029		7,297,195	7,505,895
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		2,249,516	2,052,976
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		165,000	143,637
Sirius XM Radio LLC 3.875% 9/1/2031 (b)		570,000	506,539
Sirius XM Radio LLC 4% 7/15/2028 (b)		580,000	557,046
Sirius XM Radio LLC 5% 8/1/2027 (b)		485,000	480,845
Univision Communications Inc 4.5% 5/1/2029 (b)		570,000	518,245
Univision Communications Inc 7.375% 6/30/2030 (b)		2,900,000	2,849,932
Univision Communications Inc 8.5% 7/31/2031 (b)		1,930,000	1,932,138
			19,557,265
TOTAL COMMUNICATION SERVICES			23,281,098

Consumer Discretionary - 2.3%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		300,000	309,168
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		600,000	615,872
Dana Inc 4.5% 2/15/2032		410,000	400,778
Hertz Corp/The 12.625% 7/15/2029 (b)		130,000	135,949
Hertz Corp/The 5.5% (h)(q)		650,000	45,500
Hertz Corp/The 6% (h)(q)		575,000	129,375
Hertz Corp/The 6.25% (h)(q)		670,000	56,950
Hertz Corp/The 7.125% (h)(q)		620,000	139,500
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		715,000	696,617
			2,529,709
Broadline Retail - 0.0%
ANGI Group LLC 3.875% 8/15/2028 (b)		335,000	312,332
Wayfair LLC 7.25% 10/31/2029 (b)		610,000	610,274
			922,606
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		295,000	316,129
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		420,000	416,553
Service Corp International/US 4% 5/15/2031		570,000	533,337
TKC Holdings Inc 6.875% 5/15/2028 (b)		950,000	944,133
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		475,000	473,288
			2,367,311
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		270,000	249,953
Boyd Gaming Corp 4.75% 6/15/2031 (b)		715,000	685,289
Carnival Corp 4% 8/1/2028 (b)		3,420,000	3,347,325
Carnival Corp 5.875% 6/15/2031 (b)		435,000	443,156
Carnival Corp 7% 8/15/2029 (b)		300,000	316,037
Churchill Downs Inc 5.75% 4/1/2030 (b)		725,000	727,363
Churchill Downs Inc 6.75% 5/1/2031 (b)		600,000	616,693
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		1,175,000	1,125,435
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		1,600,000	1,476,482
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		330,000	316,342
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		500,000	470,112
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		975,000	970,616
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		435,000	434,511
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		395,000	380,188
Light & Wonder International Inc 7.5% 9/1/2031 (b)		295,000	308,692
MGM Resorts International 4.75% 10/15/2028		665,000	657,023
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)		795,000	820,605
NCL Corp Ltd 5.875% 2/15/2027 (b)		550,000	552,331
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		260,000	268,928
Papa John's International Inc 3.875% 9/15/2029 (b)		255,000	247,614
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		510,000	291,975
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		110,000	60,225
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		415,000	417,453
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		565,000	580,752
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		560,000	547,337
Station Casinos LLC 4.625% 12/1/2031 (b)		410,000	384,061
VOC Escrow Ltd 5% 2/15/2028 (b)		990,000	984,999
Yum! Brands Inc 4.625% 1/31/2032		590,000	568,036
			18,249,533
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		410,000	389,888
LGI Homes Inc 8.75% 12/15/2028 (b)		285,000	296,269
Newell Brands Inc 6.375% 5/15/2030		290,000	281,925
Newell Brands Inc 6.625% 9/15/2029		320,000	316,758
Newell Brands Inc 8.5% 6/1/2028 (b)		365,000	383,327
Somnigroup International Inc 3.875% 10/15/2031 (b)		735,000	668,235
Somnigroup International Inc 4% 4/15/2029 (b)		790,000	755,300
TopBuild Corp 3.625% 3/15/2029 (b)		305,000	288,524
Tri Pointe Homes Inc 5.7% 6/15/2028		865,000	872,659
			4,252,885
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		184,000	181,484
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		450,000	434,469
Asbury Automotive Group Inc 4.75% 3/1/2030		184,000	178,154
Asbury Automotive Group Inc 5% 2/15/2032 (b)		485,000	461,463
Bath & Body Works Inc 6.625% 10/1/2030 (b)		925,000	953,351
Bath & Body Works Inc 6.75% 7/1/2036		870,000	884,419
Bath & Body Works Inc 7.5% 6/15/2029		500,000	512,935
LBM Acquisition LLC 6.25% 1/15/2029 (b)		900,000	780,750
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		355,000	377,430
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (b)		610,000	594,841
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (b)		445,000	432,425
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		565,000	593,775
			6,385,496
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (b)		280,000	252,143
Crocs Inc 4.25% 3/15/2029 (b)		435,000	414,986
Kontoor Brands Inc 4.125% 11/15/2029 (b)		240,000	225,530
			892,659
TOTAL CONSUMER DISCRETIONARY			35,916,328

Consumer Staples - 1.3%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		315,000	317,196
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		525,000	497,374
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		1,310,000	1,301,764
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		5,365,000	5,273,879
C&S Group Enterprises LLC 5% 12/15/2028 (b)		510,000	460,487
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		1,595,000	1,651,867
Performance Food Group Inc 4.25% 8/1/2029 (b)		400,000	385,700
Performance Food Group Inc 5.5% 10/15/2027 (b)		475,000	474,007
US Foods Inc 7.25% 1/15/2032 (b)		290,000	305,382
			10,350,460
Food Products - 0.6%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		375,000	368,058
Darling Ingredients Inc 6% 6/15/2030 (b)		675,000	683,913
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		535,000	567,745
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		340,000	358,757
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		555,000	529,246
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		275,000	257,537
Post Holdings Inc 4.5% 9/15/2031 (b)		1,215,000	1,127,774
Post Holdings Inc 4.625% 4/15/2030 (b)		3,850,000	3,700,752
Post Holdings Inc 5.5% 12/15/2029 (b)		1,085,000	1,080,025
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		430,000	405,995
			9,079,802
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		103,000	82,620
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		685,000	713,324
TOTAL CONSUMER STAPLES			20,543,402

Energy - 3.2%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		290,000	301,959
Nabors Industries Inc 9.125% 1/31/2030 (b)		575,000	550,564
Nabors Industries Ltd 7.5% 1/15/2028 (b)		510,000	454,986
Noble Finance II LLC 8% 4/15/2030 (b)		300,000	305,467
Nustar Logistics LP 6% 6/1/2026		640,000	642,429
Transocean Inc 8% 2/1/2027 (b)		381,000	375,330
Transocean Inc 8.25% 5/15/2029 (b)		205,000	189,510
Transocean Inc 8.5% 5/15/2031 (b)		205,000	182,993
Transocean Inc 8.75% 2/15/2030 (b)		1,180,000	1,213,447
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		561,857	570,713
Valaris Ltd 8.375% 4/30/2030 (b)		295,000	302,662
			5,090,060
Oil, Gas & Consumable Fuels - 2.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		430,000	426,769
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		955,000	953,387
California Resources Corp 8.25% 6/15/2029 (b)		275,000	282,281
Chesapeake Energy Corp 7% (g)(h)		360,000	0
Chesapeake Energy Corp 8% (g)(h)		180,000	0
Chesapeake Energy Corp 8% (g)(h)		115,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		470,000	469,773
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		1,280,000	1,331,391
Civitas Resources Inc 8.625% 11/1/2030 (b)		580,000	588,838
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		295,000	278,649
CNX Resources Corp 6% 1/15/2029 (b)		315,000	316,268
CNX Resources Corp 7.375% 1/15/2031 (b)		295,000	307,713
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,525,000	1,481,262
Comstock Resources Inc 6.75% 3/1/2029 (b)		1,030,000	1,032,306
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		1,265,000	1,249,689
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		760,000	824,667
CVR Energy Inc 5.75% 2/15/2028 (b)		2,320,000	2,221,413
CVR Energy Inc 8.5% 1/15/2029 (b)		2,000,000	2,000,784
DT Midstream Inc 4.125% 6/15/2029 (b)		430,000	415,305
DT Midstream Inc 4.375% 6/15/2031 (b)		430,000	411,761
Energy Transfer LP 5.5% 6/1/2027		860,000	874,803
Energy Transfer LP 5.625% 5/1/2027 (b)		2,960,000	2,965,854
Energy Transfer LP 6% 2/1/2029 (b)		2,415,000	2,453,776
Expand Energy Corp 5.375% 3/15/2030		560,000	561,570
Expand Energy Corp 5.875% 2/1/2029 (b)		310,000	311,247
Expand Energy Corp 6.75% 4/15/2029 (b)		440,000	445,267
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		255,000	258,574
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		355,000	373,347
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		460,000	442,277
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		595,000	590,827
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		275,000	276,218
HF Sinclair Corp 5% 2/1/2028		400,000	400,117
HF Sinclair Corp 6.375% 4/15/2027		164,000	165,024
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		590,000	591,367
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		740,000	776,883
Kinetik Holdings LP 5.875% 6/15/2030 (b)		425,000	428,604
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		280,000	272,338
Murphy Oil USA Inc 4.75% 9/15/2029		370,000	363,534
Murphy Oil USA Inc 5.625% 5/1/2027		305,000	305,066
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		150,000	149,238
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		290,000	292,577
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		590,000	607,992
Occidental Petroleum Corp 7.2% 3/15/2029		240,000	254,358
ONEOK Inc 6.5% 9/1/2030 (b)		895,000	956,174
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,445,000	1,381,910
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		1,230,000	1,104,277
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		700,000	680,859
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		405,000	406,519
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		720,000	753,890
SM Energy Co 6.625% 1/15/2027		1,125,000	1,125,962
SM Energy Co 6.75% 9/15/2026		250,000	250,118
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		555,000	533,633
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		605,000	587,328
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		290,000	299,209
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		30,000	29,824
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		300,000	299,937
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		540,000	526,957
Talos Production Inc 9% 2/1/2029 (b)		250,000	255,966
Talos Production Inc 9.375% 2/1/2031 (b)		285,000	290,974
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		625,000	619,987
Unit Corp 0% 12/1/2029 (Escrow) (g)		120,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		355,000	334,669
Venture Global Calcasieu 4.125% 8/15/2031 (b)		355,000	328,585
Venture Global Calcasieu 6.25% 1/15/2030 (b)		1,195,000	1,232,493
Venture Global Plaquemines LNG LLC 0% 1/15/2034 (b)		875,000	875,000
Venture Global Plaquemines LNG LLC 0% 1/15/2036 (b)		875,000	875,000
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		635,000	679,973
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		645,000	698,162
			43,880,520
TOTAL ENERGY			48,970,580

Financials - 2.2%
Capital Markets - 0.3%
AssuredPartners Inc 5.625% 1/15/2029 (b)		475,000	473,741
AssuredPartners Inc 7.5% 2/15/2032 (b)		280,000	300,026
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		725,000	716,488
Coinbase Global Inc 3.375% 10/1/2028 (b)		1,445,000	1,354,688
Coinbase Global Inc 3.625% 10/1/2031 (b)		865,000	770,248
Hightower Holding LLC 6.75% 4/15/2029 (b)		285,000	284,036
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		395,000	383,186
MSCI Inc 3.25% 8/15/2033 (b)		420,000	368,058
MSCI Inc 4% 11/15/2029 (b)		340,000	329,013
			4,979,484
Consumer Finance - 0.6%
Ally Financial Inc 8% 11/1/2031		5,045,000	5,744,339
Ally Financial Inc 8% 11/1/2031		823,000	930,183
OneMain Finance Corp 4% 9/15/2030		330,000	304,502
OneMain Finance Corp 5.375% 11/15/2029		500,000	491,823
OneMain Finance Corp 6.625% 1/15/2028		385,000	397,581
OneMain Finance Corp 7.125% 3/15/2026		1,154,000	1,171,080
OneMain Finance Corp 7.875% 3/15/2030		285,000	302,832
			9,342,340
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		570,000	522,843
Compass Group Diversified Holdings LLC 5% 1/15/2032 (b)		275,000	232,638
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		360,000	356,408
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		630,000	529,564
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,730,000	1,676,251
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		783,000	777,436
James Hardie International Finance DAC 5% 1/15/2028 (b)		455,000	452,745
MGIC Investment Corp 5.25% 8/15/2028		465,000	465,005
NCR Atleos Corp 9.5% 4/1/2029 (b)		435,000	476,483
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		240,000	249,257
			5,738,630
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		425,000	413,180
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)		335,000	339,748
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		275,000	284,084
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		1,335,000	1,381,522
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		665,000	652,765
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		415,000	409,090
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		1,985,000	1,983,829
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		1,760,000	1,789,225
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		490,000	506,861
AmWINS Group Inc 4.875% 6/30/2029 (b)		415,000	403,303
HUB International Ltd 5.625% 12/1/2029 (b)		1,705,000	1,705,230
HUB International Ltd 7.25% 6/15/2030 (b)		1,915,000	2,001,243
HUB International Ltd 7.375% 1/31/2032 (b)		710,000	742,893
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		970,000	1,007,588
USI Inc/NY 7.5% 1/15/2032 (b)		380,000	400,960
			14,021,521
TOTAL FINANCIALS			34,081,975

Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		275,000	260,370
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		580,000	605,376
Hologic Inc 4.625% 2/1/2028 (b)		215,000	212,483
			1,078,229
Health Care Providers & Services - 0.9%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		915,000	969,778
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		1,150,000	983,115
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		825,000	731,567
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		485,000	466,506
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		1,035,000	765,343
DaVita Inc 3.75% 2/15/2031 (b)		210,000	190,995
DaVita Inc 4.625% 6/1/2030 (b)		1,590,000	1,523,413
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		420,000	416,394
HealthEquity Inc 4.5% 10/1/2029 (b)		295,000	286,823
Molina Healthcare Inc 3.875% 11/15/2030 (b)		640,000	594,624
Molina Healthcare Inc 3.875% 5/15/2032 (b)		550,000	500,615
Molina Healthcare Inc 4.375% 6/15/2028 (b)		465,000	454,501
Tenet Healthcare Corp 5.125% 11/1/2027		975,000	973,439
Tenet Healthcare Corp 6.125% 6/15/2030		1,430,000	1,453,776
Tenet Healthcare Corp 6.25% 2/1/2027		1,850,000	1,849,929
Tenet Healthcare Corp 6.75% 5/15/2031		2,040,000	2,110,562
			14,271,380
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		640,000	637,839
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		525,000	492,836
Charles River Laboratories International Inc 4% 3/15/2031 (b)		605,000	554,357
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		185,000	179,513
			1,226,706
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (b)		3,130,000	3,157,450
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		1,015,000	976,199
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		885,000	768,052
			4,901,701
TOTAL HEALTH CARE			22,115,855

Industrials - 3.2%
Aerospace & Defense - 0.9%
ATI Inc 4.875% 10/1/2029		280,000	274,252
ATI Inc 5.125% 10/1/2031		245,000	239,449
ATI Inc 7.25% 8/15/2030		295,000	309,131
BWX Technologies Inc 4.125% 6/30/2028 (b)		630,000	614,609
Moog Inc 4.25% 12/15/2027 (b)		185,000	180,618
TransDigm Inc 4.625% 1/15/2029		930,000	912,514
TransDigm Inc 6.375% 3/1/2029 (b)		780,000	800,234
TransDigm Inc 6.375% 5/31/2033 (b)		1,500,000	1,501,360
TransDigm Inc 6.625% 3/1/2032 (b)		280,000	289,910
TransDigm Inc 6.75% 8/15/2028 (b)		3,560,000	3,626,750
TransDigm Inc 6.875% 12/15/2030 (b)		2,350,000	2,438,331
TransDigm Inc 7.125% 12/1/2031 (b)		575,000	602,438
Triumph Group Inc 9% 3/15/2028 (b)		360,000	376,214
			12,165,810
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		745,000	748,099
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		125,000	124,013
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		280,000	286,372
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		420,000	430,777
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		185,000	175,863
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		475,000	462,983
			1,480,008
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		348,000	337,469
Artera Services LLC 8.5% 2/15/2031 (b)		1,315,000	1,095,028
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		2,225,000	2,052,866
Brink's Co/The 4.625% 10/15/2027 (b)		620,000	616,056
Clean Harbors Inc 6.375% 2/1/2031 (b)		250,000	256,130
CoreCivic Inc 8.25% 4/15/2029		1,575,000	1,669,902
GEO Group Inc/The 10.25% 4/15/2031		695,000	762,247
GEO Group Inc/The 8.625% 4/15/2029		970,000	1,026,968
GFL Environmental Inc 4% 8/1/2028 (b)		420,000	407,368
GFL Environmental Inc 4.75% 6/15/2029 (b)		575,000	567,335
GFL Environmental Inc 6.75% 1/15/2031 (b)		425,000	444,730
Madison IAQ LLC 4.125% 6/30/2028 (b)		535,000	519,737
Madison IAQ LLC 5.875% 6/30/2029 (b)		425,000	418,104
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		3,955,000	3,826,463
Reworld Holding Corp 4.875% 12/1/2029 (b)		995,000	946,587
Reworld Holding Corp 5% 9/1/2030		800,000	756,112
Williams Scotsman Inc 7.375% 10/1/2031 (b)		290,000	305,254
			16,008,356
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/2027		625,000	626,893
Arcosa Inc 4.375% 4/15/2029 (b)		415,000	401,448
Pike Corp 5.5% 9/1/2028 (b)		1,850,000	1,848,791
Pike Corp 8.625% 1/31/2031 (b)		715,000	777,619
			3,654,751
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		590,000	561,138
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (b)		1,260,000	1,251,106
Uber Technologies Inc 6.25% 1/15/2028 (b)		545,000	547,526
Uber Technologies Inc 7.5% 9/15/2027 (b)		1,606,000	1,620,297
XPO Inc 6.25% 6/1/2028 (b)		300,000	304,479
XPO Inc 7.125% 2/1/2032 (b)		430,000	450,669
			4,174,077
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		420,000	424,278
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)(p)		875,000	906,951
Chart Industries Inc 7.5% 1/1/2030 (b)		790,000	827,072
			2,158,301
Passenger Airlines - 0.5%
Allegiant Travel Co 7.25% 8/15/2027 (b)		445,000	445,129
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)		990,000	1,011,037
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (b)		945,000	990,864
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		1,485,000	1,483,697
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/12/2030 pay-in-kind (b)(c)		385,946	275,951
United Airlines Inc 4.375% 4/15/2026 (b)		1,450,000	1,440,415
United Airlines Inc 4.625% 4/15/2029 (b)		870,000	844,479
			6,491,572
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		455,000	427,587
Trading Companies & Distributors - 0.0%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		430,000	456,236
Foundation Building Materials Inc 6% 3/1/2029 (b)		310,000	284,335
			740,571
TOTAL INDUSTRIALS			48,610,270

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		435,000	427,227
CPI CG Inc 10% 7/15/2029 (b)		275,000	289,781
Lightning Power LLC 7.25% 8/15/2032 (b)		545,000	573,587
TTM Technologies Inc 4% 3/1/2029 (b)		455,000	434,735
			1,725,330
IT Services - 0.3%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		430,000	410,337
ASGN Inc 4.625% 5/15/2028 (b)		510,000	497,390
CoreWeave Inc 9.25% 6/1/2030 (b)		1,270,000	1,298,363
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		610,000	576,417
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		500,000	499,318
Sabre GLBL Inc 11.125% 7/15/2030 (b)		1,475,000	1,542,850
			4,824,675
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		690,000	667,492
Synaptics Inc 4% 6/15/2029 (b)		350,000	331,223
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(n)		369,969	363,495
			1,362,210
Software - 0.5%
Cloud Software Group Inc 6.5% 3/31/2029 (b)		3,325,000	3,355,966
Elastic NV 4.125% 7/15/2029 (b)		1,165,000	1,113,182
Fair Isaac Corp 4% 6/15/2028 (b)		580,000	564,496
NCR Voyix Corp 5% 10/1/2028 (b)		335,000	331,606
PTC Inc 4% 2/15/2028 (b)		345,000	335,319
UKG Inc 6.875% 2/1/2031 (b)		425,000	440,969
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		1,450,000	1,463,659
			7,605,197
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		985,000	1,053,950
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (b)		640,000	684,800
			1,738,750
TOTAL INFORMATION TECHNOLOGY			17,256,162

Materials - 1.2%
Chemicals - 0.4%
Ingevity Corp 3.875% 11/1/2028 (b)		665,000	634,200
LSB Industries Inc 6.25% 10/15/2028 (b)		960,000	953,006
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		720,000	684,693
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		355,000	361,488
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		1,485,000	1,563,750
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		375,000	365,358
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		640,000	635,850
Scotts Miracle-Gro Co/The 4% 4/1/2031		595,000	546,510
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		300,000	307,205
			6,052,060
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		1,150,000	1,205,725
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		300,000	283,510
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		605,000	552,291
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		280,000	280,860
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		915,000	928,254
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		2,175,000	2,224,642
Crown Cork & Seal Co Inc 7.375% 12/15/2026		1,210,000	1,256,947
Crown Cork & Seal Co Inc 7.5% 12/15/2096		160,000	164,000
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		365,000	364,326
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		355,000	332,717
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		305,000	310,000
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		300,000	304,398
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		295,000	312,930
			7,314,875
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		775,000	738,721
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		230,000	241,382
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		350,000	373,517
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		465,000	427,040
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		465,000	397,756
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		965,000	930,699
Compass Minerals International Inc 6.75% 12/1/2027 (b)		392,000	395,270
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		595,000	582,154
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		200,000	193,670
			4,280,209
TOTAL MATERIALS			18,852,869

Real Estate - 1.0%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		415,000	397,930
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		335,000	313,828
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		498,000	527,901
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		940,000	921,281
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		655,000	633,076
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		665,000	643,292
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		1,140,000	1,133,050
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		650,000	638,585
			5,208,943
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		665,000	470,136
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		970,000	764,258
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,850,000	2,632,135
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		410,000	429,088
			4,295,617
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)		585,000	594,427
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		260,000	275,972
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		635,000	632,769
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		495,000	501,684
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		300,000	290,574
			2,295,426
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)		1,300,000	1,277,145
Iron Mountain Inc 5% 7/15/2028 (b)		630,000	625,008
Iron Mountain Inc 5.25% 7/15/2030 (b)		585,000	576,998
Iron Mountain Inc 5.625% 7/15/2032 (b)		585,000	580,350
SBA Communications Corp 3.875% 2/15/2027		890,000	876,295
			3,935,796
TOTAL REAL ESTATE			15,735,782

Utilities - 0.8%
Electric Utilities - 0.7%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		280,000	251,272
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		365,000	360,652
NRG Energy Inc 3.375% 2/15/2029 (b)		305,000	287,601
NRG Energy Inc 3.625% 2/15/2031 (b)		605,000	556,784
NRG Energy Inc 3.875% 2/15/2032 (b)		58,000	53,263
NRG Energy Inc 5.75% 1/15/2028		1,665,000	1,673,423
Pacific Gas and Electric Co 3.95% 12/1/2047		578,000	407,777
Pacific Gas and Electric Co 4% 12/1/2046		743,000	531,954
Pacific Gas and Electric Co 4.3% 3/15/2045		315,000	237,757
PG&E Corp 5% 7/1/2028		1,345,000	1,310,101
PG&E Corp 5.25% 7/1/2030		510,000	485,847
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		1,105,000	1,076,942
Vistra Operations Co LLC 5% 7/31/2027 (b)		1,220,000	1,218,501
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		820,000	820,782
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		1,495,000	1,496,023
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		580,000	616,449
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		285,000	292,162
			11,677,290
Gas Utilities - 0.1%
Southern Natural Gas Co LLC 7.35% 2/15/2031		175,000	191,647
Southern Natural Gas Co LLC 8% 3/1/2032		335,000	379,472
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		570,000	539,275
			1,110,394
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% (b)(h)		860,000	20,283
Sunnova Energy Corp 5.875% (b)(h)		145,000	2,900
			23,183
TOTAL UTILITIES			12,810,867

TOTAL UNITED STATES			298,175,188
UZBEKISTAN - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)		200,000	204,438
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (b)		480,000	487,440
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)		235,000	240,290
Navoiyuran State Enterprise 6.7% 7/2/2030 (b)		365,000	363,722

TOTAL UZBEKISTAN			1,295,890
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (b)(h)		110,000	16,555
Petroleos de Venezuela SA 5.375% (h)(m)		480,000	60,240
Petroleos de Venezuela SA 6% (b)(h)		930,000	117,645
Petroleos de Venezuela SA 6% (b)(h)		585,000	73,418

TOTAL VENEZUELA			267,858
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)		443,828	432,899
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		1,120,000	1,159,783
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		665,000	704,667

TOTAL ZAMBIA			1,864,450
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $455,288,131)			446,693,713

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d) (Cost $148,000)	148	232,334

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(q)	710,000	720,762
Financials - 0.1%
Banks - 0.1%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(q)	815,000	835,990
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (b)(h)(q)	2,178	14
TOTAL FINANCIALS		836,004

TOTAL BRAZIL		1,556,766
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA 7.5% (b)(c)(q)	295,000	301,751
Banco de Credito e Inversiones SA 8.75% (b)(c)(q)	290,000	316,171
Banco del Estado de Chile 7.95% (b)(c)(q)	260,000	274,826

TOTAL CHILE		892,748
HONG KONG - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd 4% (c)(m)(q)	800,000	803,793
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(c)(q)	315,000	311,302
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(c)(q)	230,000	224,588
MEXICO - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(c)(q)	610,000	623,301
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(c)(q)	200,000	204,488
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(c)	340,000	334,788
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(c)	310,000	328,025
		1,490,602
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (b)(c)(q)	1,195,000	1,200,059
Cemex SAB de CV 7.2% (b)(c)(q)	460,000	467,180
		1,667,239
TOTAL MEXICO		3,157,841
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(g)(h)(q)	275,000	13,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(m)(q)	330,000	324,549
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (c)(m)(q)	600,000	617,435
UNITED STATES - 1.2%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(q)	505,000	511,449
Energy Transfer LP 6.625% (c)(q)	1,730,000	1,764,050
Energy Transfer LP Series G, 7.125% (c)(q)	2,650,000	2,723,580
Mesquite Energy Inc 7.25% (g)(h)(q)	1,063,000	10,630
		5,009,709
Financials - 0.8%
Banks - 0.7%
Bank of America Corp 5.875% (c)(q)	5,125,000	5,299,688
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0426% (c)(d)(q)	4,005,000	4,096,723
		9,396,411
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(q)	2,227,279	2,285,948
TOTAL FINANCIALS		11,682,359

Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(q)	115,000	101,067
Edison International 5.375% (c)(q)	1,505,000	1,440,285
		1,541,352
TOTAL UNITED STATES		18,233,420
TOTAL PREFERRED SECURITIES (Cost $26,465,196)		26,136,192

U.S. Government Agency - Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Fannie Mae 2% 2/1/2052	291,084	234,624
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	426,183	364,620
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	58,264	56,873
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	39,955	35,374
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,700	15,678
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	357,484	329,922
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	135,338	123,593
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (r)	426,529	386,794
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	328,583	296,946
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (r)	168,362	166,993
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (r)	451,811	464,341
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (s)	295,632	303,369
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	349,411	360,548
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (s)	190,847	200,330
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (r)	132,034	136,666
Freddie Mac Gold Pool 2.5% 11/1/2041	1,265,212	1,124,265
Freddie Mac Gold Pool 2.5% 2/1/2042	240,788	213,835
Freddie Mac Gold Pool 2.5% 5/1/2041	514,324	459,851
Freddie Mac Gold Pool 3.5% 3/1/2050 (r)	374,173	337,976
Freddie Mac Gold Pool 5.5% 9/1/2052 (s)	296,068	298,842
Freddie Mac Gold Pool 6.5% 10/1/2053 (r)	351,170	365,959
Freddie Mac Gold Pool 6.5% 10/1/2053 (s)	342,642	358,035
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (s)	363,275	379,141
Ginnie Mae I Pool 2.5% 12/20/2051	475,436	400,718
Ginnie Mae I Pool 2.5% 8/20/2051	400,249	337,346
Ginnie Mae I Pool 2.5% 9/20/2051	352,111	296,774
Ginnie Mae II Pool 2% 1/20/2051	811,250	661,432
Ginnie Mae II Pool 2% 3/20/2052	217,447	177,324
Ginnie Mae II Pool 2% 7/1/2055 (p)	1,600,000	1,303,585
Ginnie Mae II Pool 2% 9/20/2050	147,679	120,498
Ginnie Mae II Pool 5.5% 12/20/2054	197,621	197,931
Ginnie Mae II Pool 5.5% 7/1/2055 (p)	3,000,000	3,002,980
Ginnie Mae II Pool 5.5% 8/1/2055 (p)	1,450,000	1,450,308
Ginnie Mae II Pool 6% 7/1/2055 (p)	1,500,000	1,521,004
Uniform Mortgage Backed Securities 2% 7/1/2055 (p)	1,850,000	1,463,812
Uniform Mortgage Backed Securities 6% 7/1/2055 (p)	2,125,000	2,159,283
TOTAL UNITED STATES		20,107,570
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,005,317)		20,107,570

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	126,000	131,227
Tennessee Valley Authority 5.375% 4/1/2056	302,000	299,372

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $440,373)		430,599

U.S. Treasury Obligations - 21.0%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/14/2025 (r)	4.29	2,210,000	2,198,368
US Treasury Bills 0% 8/7/2025 (r)	4.26	850,000	846,287
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	8,416,000	4,852,021
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	11,920,000	7,280,978
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	17,524,000	12,336,622
US Treasury Bonds 2.875% 5/15/2052	3.09 to 3.12	2,520,000	1,773,450
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	13,241,000	9,755,927
US Treasury Bonds 3% 5/15/2045	1.80	1,800,000	1,378,758
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	1,428,000	1,181,168
US Treasury Bonds 3.625% 2/15/2053 (r)	3.77 to 4.32	16,599,000	13,550,230
US Treasury Bonds 4.125% 8/15/2044	4.63 to 4.66	4,010,000	3,673,693
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	9,625,000	9,174,204
US Treasury Bonds 4.5% 11/15/2054	4.61 to 4.82	4,970,000	4,736,255
US Treasury Bonds 4.5% 2/15/2044	4.58	1,010,000	975,913
US Treasury Bonds 4.625% 11/15/2044	4.76 to 4.85	2,050,000	2,006,758
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.31	1,460,000	1,418,025
US Treasury Bonds 4.75% 2/15/2037	2.93 to 5.00	1,636,000	1,703,932
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.61 to 2.62	996,288	963,970
US Treasury Notes 0.375% 1/31/2026	0.47	2,100,000	2,053,755
US Treasury Notes 0.625% 7/31/2026	0.77	2,400,000	2,315,344
US Treasury Notes 0.75% 3/31/2026	0.92	3,234,000	3,154,224
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	4,418,000	4,073,016
US Treasury Notes 1.125% 10/31/2026	1.23	1,700,000	1,639,371
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	40,242,000	37,157,828
US Treasury Notes 1.25% 12/31/2026	1.26	698,000	671,907
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.45	2,930,000	2,710,822
US Treasury Notes 1.375% 10/31/2028	1.45 to 1.52	3,514,000	3,258,274
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	4,595,000	4,432,201
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	860,000	799,296
US Treasury Notes 1.625% 9/30/2026	1.63 to 1.68	4,153,000	4,038,468
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	2,583,000	2,413,087
US Treasury Notes 1.875% 2/28/2027	1.71 to 2.55	27,200,000	26,363,812
US Treasury Notes 2.5% 2/28/2026	2.28 to 2.62	7,215,000	7,135,522
US Treasury Notes 2.5% 3/31/2027	2.72	900,000	880,770
US Treasury Notes 2.625% 7/31/2029	2.83	1,210,000	1,159,000
US Treasury Notes 2.75% 5/31/2029	3.03	155,000	149,465
US Treasury Notes 2.75% 7/31/2027	2.71	1,240,000	1,215,830
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	6,935,000	6,397,538
US Treasury Notes 2.875% 4/30/2029	2.97 to 3.14	3,300,000	3,199,324
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.95	4,068,000	3,795,635
US Treasury Notes 3.125% 11/15/2028	2.69	1,180,000	1,157,967
US Treasury Notes 3.375% 5/15/2033	3.83	250,000	238,311
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	4,190,000	4,168,723
US Treasury Notes 3.5% 2/15/2033	3.91	3,800,000	3,663,141
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.55	7,767,000	7,711,478
US Treasury Notes 3.75% 4/15/2028	3.80	11,440,000	11,454,300
US Treasury Notes 3.75% 5/31/2030	3.84	189,000	188,578
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	3,170,000	3,140,405
US Treasury Notes 3.875% 1/15/2026	3.92	50,000	49,932
US Treasury Notes 3.875% 11/30/2027	3.74	850,000	853,254
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	6,700,000	6,727,327
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	5,000,000	5,011,719
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	2,923,000	2,878,470
US Treasury Notes 3.875% 8/15/2034	3.75 to 3.80	3,680,000	3,592,725
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	680,000	684,808
US Treasury Notes 4% 10/31/2029	4.15	1,300,000	1,312,391
US Treasury Notes 4% 7/31/2029	3.83	260,000	262,420
US Treasury Notes 4% 7/31/2030	4.08	1,650,000	1,664,373
US Treasury Notes 4.125% 10/31/2027	4.24	900,000	908,227
US Treasury Notes 4.125% 10/31/2031	4.39	4,390,000	4,435,786
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	11,380,000	11,434,677
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,858,000	3,906,526
US Treasury Notes 4.125% 7/31/2028	4.19	850,000	860,260
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,320,000	3,367,984
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	11,860,000	12,013,346
US Treasury Notes 4.25% 11/15/2034	4.31	1,824,000	1,829,985
US Treasury Notes 4.25% 11/30/2026	4.17	3,580,000	3,598,459
US Treasury Notes 4.25% 2/15/2028	4.17	2,100,000	2,128,284
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	2,840,000	2,894,803
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	4,440,000	4,522,751
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	3,080,000	3,136,908
US Treasury Notes 4.375% 11/30/2028	4.15	3,230,000	3,297,250
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	2,591,000	2,658,002
US Treasury Notes 4.375% 5/15/2034	3.84	230,000	233,585
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	2,156,000	2,224,280
US Treasury Notes 4.625% 9/30/2030	5.00	399,000	414,009
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.99	4,500,000	4,476,094
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	4,520,000	4,744,764
TOTAL U.S. TREASURY OBLIGATIONS (Cost $351,589,306)			326,667,350

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	4.32	132,437,850	132,464,337
Fidelity Securities Lending Cash Central Fund (u)(v)	4.32	1,071,493	1,071,600
TOTAL MONEY MARKET FUNDS (Cost $133,530,992)			133,535,937

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	2,960,000	63,002
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	1,540,000	57,393
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	1,370,000	52,861
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	590,000	21,683
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	2,360,000	89,081

TOTAL PUT SWAPTIONS			284,020
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	2,960,000	110,682
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	1,540,000	59,584
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	1,370,000	50,744
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	590,000	23,335
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	2,360,000	90,614

TOTAL CALL SWAPTIONS			334,959
TOTAL PURCHASED SWAPTIONS (Cost $678,163)			618,979

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,554,305,478)	1,564,357,877
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(5,738,604)
NET ASSETS - 100.0%	1,558,619,273

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 7/1/2055	(1,600,000)	(1,303,585)
Ginnie Mae II Pool 5.5% 7/1/2055	(1,450,000)	(1,451,441)
Uniform Mortgage Backed Securities 2% 7/1/2055	(1,850,000)	(1,463,813)
Uniform Mortgage Backed Securities 2.5% 7/1/2055	(2,350,000)	(1,948,205)
Uniform Mortgage Backed Securities 6% 7/1/2055	(2,125,000)	(2,159,284)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(8,326,328)

TOTAL TBA SALE COMMITMENTS (Proceeds $8,239,155)		(8,326,328)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	700,000	(15,452)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	700,000	(25,914)

TOTAL WRITTEN SWAPTIONS			(41,366)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	1,017	Sep 2025	114,015,234	2,614,814	2,614,814
CBOT 2 Year US Treasury Note Contracts (United States)	108	Sep 2025	22,468,219	98,592	98,592
CBOT 5 Year US Treasury Note Contracts (United States)	71	Sep 2025	7,740,664	98,977	98,977
CBOT US Treasury Long Bond Contracts (United States)	25	Sep 2025	2,882,813	96,141	96,141
CBOT US Treasury Ultra Bond Contracts (United States)	409	Sep 2025	48,632,656	2,318,969	2,318,969

TOTAL PURCHASED					5,227,493

Sold

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	5	Sep 2025	594,531	(19,647)	(19,647)
Eurex 30Y Deutschland Contracts (Germany)	5	Sep 2025	699,349	12,674	12,674
Eurex Deutschland Contracts (Germany)	9	Sep 2025	1,379,792	9,730	9,730

TOTAL SOLD					2,757

TOTAL FUTURES CONTRACTS					5,230,250
The notional amount of futures purchased as a percentage of Net Assets is 12.5%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,002,493	USD	1,178,783	BNP Paribas SA	7/02/25	2,103
EUR	110,000	USD	128,775	Citibank NA	7/10/25	875
EUR	381,000	USD	447,242	Bank of America NA	7/17/25	2,047
EUR	541,000	USD	634,887	Morgan Stanley	7/17/25	3,079
USD	15,728,932	AUD	24,166,000	JPMorgan Chase Bank NA	7/17/25	(180,924)
USD	7,289,546	CAD	9,977,000	JPMorgan Chase Bank NA	7/17/25	(43,292)
USD	4,920,646	CHF	4,025,000	Royal Bank of Canada	7/17/25	(162,675)
USD	233,383	EUR	199,027	Bank of America NA	7/01/25	(1,061)
USD	565,420	EUR	482,316	Morgan Stanley	7/01/25	(2,723)
USD	1,181,721	EUR	1,004,000	BNP Paribas SA	7/17/25	(2,231)
USD	86,779,891	EUR	75,925,000	JPMorgan Chase Bank NA	7/17/25	(2,753,507)
USD	5,307,923	GBP	3,933,000	Barclays Bank PLC	7/17/25	(91,103)
USD	7,642,240	JPY	1,101,217,000	Bank of America NA	7/17/25	(18,969)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(3,248,381)
Unrealized Appreciation						8,104
Unrealized Depreciation						(3,256,485)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2028	21,581,000	(161,424)	0	(161,424)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2027	6,808,000	(34,413)	0	(34,413)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2029	8,082,000	(82,967)	0	(82,967)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2045	3,855,000	(89,697)	0	(89,697)
TOTAL INTEREST RATE SWAPS							(368,501)	0	(368,501)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $434,343,482 or 27.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $664,804 or 0.0% of net assets.

(k)	Security or a portion of the security is on loan at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $124,226,823 or 8.0% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,574,743.
(s)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,087,937.
(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	620,441

New Cotai LLC / New Cotai Capital Corp	9/11/20	1,223,948

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	97,542,736	227,361,865	192,440,264	2,396,433	-	-	132,464,337	132,437,850	0.3%
Fidelity Floating Rate Central Fund	76,205,739	26,557,072	1,132,475	3,562,006	(10,611)	(1,031,887)	100,587,838	1,043,442	5.2%
Fidelity Securities Lending Cash Central Fund	960,975	26,428,028	26,317,403	2,529	-	-	1,071,600	1,071,493	0.0%
Total	174,709,450	280,346,965	219,890,142	5,960,968	(10,611)	(1,031,887)	234,123,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,125,374	-	3,125,374	-

Bank Loan Obligations
Communication Services	2,114,682	-	2,101,898	12,784
Consumer Discretionary	11,768,167	-	11,768,167	-
Consumer Staples	217,619	-	217,619	-
Energy	2,246,083	-	2,246,083	-
Financials	7,086,602	-	7,086,602	-
Health Care	5,515,846	-	5,515,846	-
Industrials	6,741,195	-	6,741,195	-
Information Technology	28,412,007	-	28,412,007	-
Materials	7,947,912	-	7,947,912	-
Utilities	23,876	-	23,876	-

Collateralized Mortgage Obligations	14,497,408	-	14,497,408	-

Commercial Mortgage Securities	44,156,773	-	44,156,773	-

Common Stocks
Communication Services	11,096,807	11,096,807	-	-
Consumer Discretionary	13,103,618	9,520,335	3,531,397	51,886
Consumer Staples	1,229,659	1,228,059	-	1,600
Energy	4,288,155	810,479	-	3,477,676
Financials	15,338,964	15,338,806	-	158
Health Care	1,051,947	1,050,060	-	1,887
Industrials	20,759,558	20,759,558	-	-
Information Technology	33,245,600	33,045,266	-	200,334
Materials	3,813,789	3,813,565	-	224
Utilities	8,679,937	8,679,734	-	203

Convertible Corporate Bonds
Communication Services	2,346,649	-	2,346,649	-
Consumer Discretionary	329,774	-	-	329,774
Financials	509,145	-	509,145	-
Information Technology	1,350,113	-	1,350,113	-

Convertible Preferred Stocks
Financials	5,921,567	-	-	5,921,567
Materials	361,110	-	361,110	-

Fixed-Income Funds	120,370,612	120,370,612	-	-

Foreign Government and Government Agency Obligations	232,284,655	-	232,284,655	-

Non-Convertible Corporate Bonds
Communication Services	45,692,672	-	45,692,672	-
Consumer Discretionary	45,208,451	-	45,208,451	-
Consumer Staples	23,716,706	-	23,716,706	-
Energy	97,322,146	-	97,322,146	-
Financials	42,073,497	-	42,073,497	-
Health Care	24,930,565	-	24,930,565	-
Industrials	58,451,439	-	58,451,439	-
Information Technology	20,510,255	-	20,146,760	363,495
Materials	49,894,018	-	49,810,224	83,794
Real Estate	16,755,618	-	16,755,618	-
Utilities	22,138,346	-	22,138,346	-

Non-Convertible Preferred Stocks
Energy	232,334	-	232,334	-

Preferred Securities
Communication Services	803,793	-	803,793	-
Consumer Staples	720,762	-	720,762	-
Energy	5,009,709	-	4,999,079	10,630
Financials	15,464,600	-	13,164,902	2,299,698
Industrials	617,435	-	617,435	-
Information Technology	311,302	-	311,302	-
Materials	1,667,239	-	1,667,239	-
Utilities	1,541,352	-	1,541,352	-

U.S. Government Agency - Mortgage Securities	20,107,570	-	20,107,570	-

U.S. Government Agency Obligations
Utilities	430,599	-	430,599	-

U.S. Treasury Obligations	326,667,350	-	326,667,350	-

Money Market Funds	133,535,937	133,535,937	-	-

Purchased Swaptions	618,979	-	618,979	-
Total Investments in Securities:	1,564,357,877	359,249,218	1,192,352,949	12,755,710
Derivative Instruments:

Assets
Futures Contracts	5,249,897	5,249,897	-	-
Forward Foreign Currency Contracts	8,104	-	8,104	-
Total Assets	5,258,001	5,249,897	8,104	-

Liabilities
Futures Contracts	(19,647)	(19,647)	-	-
Forward Foreign Currency Contracts	(3,256,485)	-	(3,256,485)	-
Swaps	(368,501)	-	(368,501)	-
Written Swaptions	(41,366)	-	(41,366)	-
Total Liabilities	(3,685,999)	(19,647)	(3,666,352)	-
Total Derivative Instruments:	1,572,002	5,230,250	(3,658,248)	-
Other Financial Instruments:

TBA Sale Commitments	(8,326,328)	-	(8,326,328)	-
Total Other Financial Instruments:	(8,326,328)	-	(8,326,328)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	8,104	(3,256,485)
Total Foreign Exchange Risk	8,104	(3,256,485)
Interest Rate Risk
Futures Contracts (b)	5,249,897	(19,647)
Purchased Swaptions (c)	618,979	0
Swaps (d)	0	(368,501)
Written Swaptions (e)	0	(41,366)
Total Interest Rate Risk	5,868,876	(429,514)
Total Value of Derivatives	5,876,980	(3,685,999)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,005,648) - See accompanying schedule:
Unaffiliated issuers (cost $1,320,181,703)	$1,330,234,102
Fidelity Central Funds (cost $234,123,775)	234,123,775

Total Investment in Securities (cost $1,554,305,478)		$1,564,357,877
Segregated cash with brokers for derivative instruments		55,451
Cash		3,189,580
Foreign currency held at value (cost $31,600)		33,357
Receivable for investments sold		1,349,102
Receivable for premium on written options		49,385
Receivable for TBA sale commitments		8,239,155
Unrealized appreciation on forward foreign currency contracts		8,104
Receivable for fund shares sold		1,244,755
Dividends receivable		122,588
Interest receivable		14,569,221
Distributions receivable from Fidelity Central Funds		411,578
Receivable for daily variation margin on futures contracts		796,045
Total assets		1,594,426,198
Liabilities
Payable for investments purchased
Regular delivery	$9,123,299
Delayed delivery	12,483,076
TBA sale commitments, at value	8,326,328
Unrealized depreciation on forward foreign currency contracts	3,256,485
Payable for fund shares redeemed	420,031
Accrued management fee	819,846
Distribution and service plan fees payable	137,759
Payable for daily variation margin on centrally cleared swaps	54,464
Written options, at value (premium received $49,385)	41,366
Other payables and accrued expenses	72,671
Collateral on securities loaned	1,071,600
Total liabilities		35,806,925
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,558,619,273
Net Assets consist of:
Paid in capital		$1,582,994,783
Total accumulated earnings (loss)		(24,375,510)
Net Assets		$1,558,619,273

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($89,766,743 ÷ 8,092,012 shares)		$11.09
Service Class :
Net Asset Value, offering price and redemption price per share ($1,145,090 ÷ 103,420 shares)		$11.07
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($670,817,158 ÷ 61,379,425 shares)		$10.93
Investor Class :
Net Asset Value, offering price and redemption price per share ($796,890,282 ÷ 72,162,127 shares)		$11.04
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$1,554,321
Interest		30,990,742
Income from Fidelity Central Funds (including $2,529 from security lending)		5,960,968
Total income		38,506,031
Expenses
Management fee	$4,875,594
Distribution and service plan fees	813,804
Custodian fees and expenses	21,141
Independent trustees' fees and expenses	1,945
Audit fees	56,008
Legal	4,354
Miscellaneous	10,045
Total expenses before reductions	5,782,891
Expense reductions	(19,053)
Total expenses after reductions		5,763,838
Net Investment income (loss)		32,742,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(826,261)
Fidelity Central Funds	(10,611)
Forward foreign currency contracts	(8,002,055)
Foreign currency transactions	(132,693)
Futures contracts	23,065
Swaps	270,583
Total net realized gain (loss)		(8,677,972)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	41,020,979
Fidelity Central Funds	(1,031,887)
Forward foreign currency contracts	(6,100,468)
Assets and liabilities in foreign currencies	138,913
Futures contracts	7,095,996
Swaps	(717,112)
Written options	8,019
TBA sale commitments	(647,280)
Total change in net unrealized appreciation (depreciation)		39,767,160
Net gain (loss)		31,089,188
Net increase (decrease) in net assets resulting from operations		$63,831,381
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,742,193	$65,674,800
Net realized gain (loss)	(8,677,972)	2,296,344
Change in net unrealized appreciation (depreciation)	39,767,160	15,091,985
Net increase (decrease) in net assets resulting from operations	63,831,381	83,063,129
Distributions to shareholders	(12,003,689)	(53,920,932)

Share transactions - net increase (decrease)	(2,002,306)	62,177,599
Total increase (decrease) in net assets	49,825,386	91,319,796

Net Assets
Beginning of period	1,508,793,887	1,417,474,091
End of period	$1,558,619,273	$1,508,793,887

Financial Highlights
VIP Strategic Income Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$10.48	$10.02	$11.74	$11.81	$11.45
Income from Investment Operations
Net investment income (loss) A,B	.239	.498	.475	.377	.327	.380
Net realized and unrealized gain (loss)	.218	.146	.460	(1.690)	.113	.477
Total from investment operations	.457	.644	.935	(1.313)	.440	.857
Distributions from net investment income	(.087)	(.404)	(.475)	(.380)	(.320)	(.385)
Distributions from net realized gain	-	-	-	(.011)	(.190)	(.112)
Distributions from tax return of capital	-	-	-	(.016)	-	-
Total distributions	(.087)	(.404)	(.475)	(.407)	(.510)	(.497)
Net asset value, end of period	$11.09	$10.72	$10.48	$10.02	$11.74	$11.81
Total Return C,D,E	4.28%	6.08%	9.41%	(11.26)%	3.74%	7.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.64%	.67%	.67%	.66%	.67%
Expenses net of fee waivers, if any	.64 % H	.64%	.67%	.66%	.66%	.67%
Expenses net of all reductions, if any	.64% H	.64%	.66%	.66%	.66%	.66%
Net investment income (loss)	4.47% H	4.61%	4.59%	3.52%	2.72%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$89,767	$83,381	$76,209	$71,244	$84,605	$79,320
Portfolio turnover rate I	91 % H	77%	78%	75%	103%	116%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$10.47	$10.00	$11.73	$11.81	$11.42
Income from Investment Operations
Net investment income (loss) A,B	.233	.486	.464	.356	.315	.371
Net realized and unrealized gain (loss)	.223	.135	.470	(1.682)	.105	.489
Total from investment operations	.456	.621	.934	(1.326)	.420	.860
Distributions from net investment income	(.076)	(.401)	(.464)	(.377)	(.310)	(.358)
Distributions from net realized gain	-	-	-	(.011)	(.190)	(.112)
Distributions from tax return of capital	-	-	-	(.016)	-	-
Total distributions	(.076)	(.401)	(.464)	(.404)	(.500)	(.470)
Net asset value, end of period	$11.07	$10.69	$10.47	$10.00	$11.73	$11.81
Total Return C,D,E	4.28%	5.86%	9.42%	(11.38)%	3.57%	7.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.75%	.77%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.74 % H	.75%	.77%	.76%	.76%	.77%
Expenses net of all reductions, if any	.73% H	.75%	.76%	.76%	.76%	.77%
Net investment income (loss)	4.37% H	4.50%	4.49%	3.42%	2.62%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,145	$896	$1,356	$1,446	$502	$426
Portfolio turnover rate I	91 % H	77%	78%	75%	103%	116%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$10.35	$9.90	$11.61	$11.69	$11.34
Income from Investment Operations
Net investment income (loss) A,B	.222	.464	.443	.346	.293	.348
Net realized and unrealized gain (loss)	.220	.141	.458	(1.675)	.108	.471
Total from investment operations	.442	.605	.901	(1.329)	.401	.819
Distributions from net investment income	(.082)	(.385)	(.451)	(.355)	(.292)	(.357)
Distributions from net realized gain	-	-	-	(.011)	(.189)	(.112)
Distributions from tax return of capital	-	-	-	(.015)	-	-
Total distributions	(.082)	(.385)	(.451)	(.381)	(.481)	(.469)
Net asset value, end of period	$10.93	$10.57	$10.35	$9.90	$11.61	$11.69
Total Return C,D,E	4.20%	5.78%	9.18%	(11.52)%	3.44%	7.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.89% H	.90%	.92%	.92%	.91%	.92%
Expenses net of fee waivers, if any	.89 % H	.89%	.92%	.91%	.91%	.92%
Expenses net of all reductions, if any	.89% H	.89%	.91%	.91%	.91%	.91%
Net investment income (loss)	4.22% H	4.36%	4.34%	3.27%	2.47%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$670,817	$639,058	$562,099	$507,410	$619,208	$534,029
Portfolio turnover rate I	91 % H	77%	78%	75%	103%	116%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.67	$10.44	$9.98	$11.70	$11.77	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.236	.492	.470	.372	.322	.375
Net realized and unrealized gain (loss)	.220	.138	.462	(1.689)	.114	.478
Total from investment operations	.456	.630	.932	(1.317)	.436	.853
Distributions from net investment income	(.086)	(.400)	(.472)	(.376)	(.316)	(.381)
Distributions from net realized gain	-	-	-	(.011)	(.190)	(.112)
Distributions from tax return of capital	-	-	-	(.016)	-	-
Total distributions	(.086)	(.400)	(.472)	(.403)	(.506)	(.493)
Net asset value, end of period	$11.04	$10.67	$10.44	$9.98	$11.70	$11.77
Total Return C,D,E	4.29%	5.97%	9.42%	(11.33)%	3.72%	7.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.68%	.70%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.68 % H	.67%	.70%	.70%	.69%	.70%
Expenses net of all reductions, if any	.67% H	.67%	.70%	.70%	.69%	.70%
Net investment income (loss)	4.43% H	4.58%	4.56%	3.49%	2.69%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$796,890	$785,459	$777,810	$797,276	$986,699	$944,625
Portfolio turnover rate I	91 % H	77%	78%	75%	103%	116%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery Loans & Direct Debt Instruments Restricted Securities	.005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends and interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$90,951,240
Gross unrealized depreciation	(71,952,274)
Net unrealized appreciation (depreciation)	$18,998,966
Tax cost	$1,546,893,129

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(33,304,604)
Long-term	(37,711,103)
Total capital loss carryforward	$(71,015,707)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Strategic Income Portfolio	Wolfspeed New 2L Convertible Notes	871,572	-

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Strategic Income Portfolio
Foreign Exchange Risk
Forward Foreign Currency Contracts	(8,002,055)	(6,100,468)
Total Foreign Exchange Risk	(8,002,055)	(6,100,468)
Interest Rate Risk
Futures Contracts	23,065	7,095,996
Purchased Options	(21,705)	(60,676)
Written Options	-	8,019
Swaps	270,583	(717,112)
Total Interest Rate Risk	271,943	6,326,227
Totals	(7,730,112)	225,759

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
VIP Strategic Income Portfolio	154,856,265

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Strategic Income Portfolio	199,565,870

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	487,391,231	440,646,139
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class	.62
Service Class 2.63
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$532
Service Class 2	813,272
$813,804
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Strategic Income Portfolio	213

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Strategic Income Portfolio	140,420	105,993	21,020
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Strategic Income Portfolio	1,203
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Strategic Income Portfolio	271	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $19,053.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$669,438	$2,983,430
Service Class	6,872	66,822
Service Class 2	4,982,710	22,343,547
Investor Class	6,344,669	28,527,133
Total	$12,003,689	$53,920,932

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Strategic Income Portfolio
Initial Class
Shares sold	1,047,861	1,308,611	$11,384,416	$14,205,903
Reinvestment of distributions	61,985	273,327	669,438	2,983,430
Shares redeemed	(797,913)	(1,070,922)	(8,593,595)	(11,567,367)
Net increase (decrease)	311,933	511,016	$3,460,259	$5,621,966
Service Class
Shares sold	41,258	62,881	$441,815	$678,622
Reinvestment of distributions	485	5,340	5,235	58,185
Shares redeemed	(22,137)	(113,929)	(238,920)	(1,230,866)
Net increase (decrease)	19,606	(45,708)	$208,130	$(494,059)
Service Class 2
Shares sold	4,027,476	10,246,349	$42,851,874	$109,333,726
Reinvestment of distributions	467,860	2,075,515	4,982,710	22,343,547
Shares redeemed	(3,587,909)	(6,153,550)	(38,083,565)	(65,529,570)
Net increase (decrease)	907,427	6,168,314	$9,751,019	$66,147,703
Investor Class
Shares sold	1,986,711	3,527,642	$21,378,034	$38,182,302
Reinvestment of distributions	589,653	2,625,617	6,344,669	28,527,133
Shares redeemed	(4,027,718)	(7,048,736)	(43,144,417)	(75,807,446)
Net increase (decrease)	(1,451,354)	(895,477)	$(15,421,714)	$(9,098,011)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Strategic Income Portfolio	54%	1	13%
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.803539.121
VIPSI-SANN-0825
Fidelity® Variable Insurance Products:

VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠
(VIP Investor Freedom Income Portfolio℠ to be renamed VIP Investor Freedom Retirement Portfolio℠ effective April 30, 2026)

Semi-Annual Report
June 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investor Freedom Income Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,287,249	11,945,669
Fidelity International Bond Index Fund (a)	249,740	2,342,564
Fidelity Long-Term Treasury Bond Index Fund (a)	324,037	3,007,063
VIP High Income Portfolio - Investor Class (a)	189,950	932,653
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,090,965	29,642,359
TOTAL BOND FUNDS (Cost $49,621,982)		47,870,308

Domestic Equity Funds - 8.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	18,342	1,127,858
VIP Equity Income Portfolio - Investor Class (a)	32,195	911,754
VIP Growth & Income Portfolio - Investor Class (a)	37,713	1,254,328
VIP Growth Portfolio - Investor Class (a)	18,553	1,864,176
VIP Mid Cap Portfolio - Investor Class (a)	7,979	286,668
VIP Value Portfolio - Investor Class (a)	34,500	637,913
VIP Value Strategies Portfolio - Investor Class (a)	21,626	316,395
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,286,221)		6,399,092

International Equity Funds - 13.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	267,848	3,540,948
VIP Overseas Portfolio - Investor Class (a)	224,675	6,760,469
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,886,968)		10,301,417

Money Market Funds - 16.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $12,534,808)	4.14	12,534,808	12,534,808

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $71,329,979)	77,105,625
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	77,105,625

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	12,017,224	751,515	1,334,614	39,822	(59,188)	570,732	11,945,669	1,287,249
Fidelity International Bond Index Fund	2,429,057	128,989	235,148	17,333	(8,489)	28,155	2,342,564	249,740
Fidelity Long-Term Treasury Bond Index Fund	2,311,549	855,069	194,238	50,237	(3,263)	37,946	3,007,063	324,037
VIP Contrafund Portfolio - Investor Class	1,265,673	215,567	416,709	38,320	(30,179)	93,506	1,127,858	18,342
VIP Emerging Markets Portfolio - Investor Class	4,110,350	699,601	1,752,110	-	312,840	170,267	3,540,948	267,848
VIP Equity Income Portfolio - Investor Class	1,032,656	160,640	344,463	7,564	(11,849)	74,770	911,754	32,195
VIP Government Money Market Portfolio - Investor Class	11,794,889	2,366,193	1,626,274	243,326	-	-	12,534,808	12,534,808
VIP Growth & Income Portfolio - Investor Class	1,416,853	218,584	486,884	13,512	(10,585)	116,360	1,254,328	37,713
VIP Growth Portfolio - Investor Class	2,097,597	320,526	615,281	23,919	(70,770)	132,104	1,864,176	18,553
VIP High Income Portfolio - Investor Class	928,159	26,596	66,627	1,937	(4,187)	48,712	932,653	189,950
VIP Investment Grade Bond II Portfolio - Investor Class	30,023,772	1,699,930	3,272,624	6,526	(138,096)	1,329,377	29,642,359	3,090,965
VIP Mid Cap Portfolio - Investor Class	325,119	56,374	81,328	14,241	(8,408)	(5,089)	286,668	7,979
VIP Overseas Portfolio - Investor Class	5,665,206	1,480,404	1,569,171	65,090	109,337	1,074,693	6,760,469	224,675
VIP Value Portfolio - Investor Class	725,619	111,650	176,421	26,735	(15,938)	(6,997)	637,913	34,500
VIP Value Strategies Portfolio - Investor Class	360,651	46,453	71,291	6,401	(9,319)	(10,099)	316,395	21,626
	76,504,374	9,138,091	12,243,183	554,963	51,906	3,654,437	77,105,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	47,870,308	47,870,308	-	-

Domestic Equity Funds	6,399,092	6,399,092	-	-

International Equity Funds	10,301,417	10,301,417	-	-

Money Market Funds	12,534,808	12,534,808	-	-
Total Investments in Securities:	77,105,625	77,105,625	-	-
VIP Investor Freedom Income Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $71,329,979)	$77,105,625

Total Investment in Securities (cost $71,329,979)		$77,105,625
Receivable for investments sold		423,645
Total assets		77,529,270
Liabilities
Payable for investments purchased	$362,371
Payable for fund shares redeemed	61,274
Total liabilities		423,645
Net Assets		$77,105,625
Net Assets consist of:
Paid in capital		$73,531,921
Total accumulated earnings (loss)		3,573,704
Net Assets		$77,105,625
Net Asset Value, offering price and redemption price per share ($77,105,625 ÷ 6,718,628 shares)		$11.48
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$365,555
Expenses
Independent trustees' fees and expenses	$98
Total expenses		98
Net Investment income (loss)		365,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	51,906
Capital gain distributions from underlying funds:
Affiliated issuers	189,408
Total net realized gain (loss)		241,314
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,654,437
Total change in net unrealized appreciation (depreciation)		3,654,437
Net gain (loss)		3,895,751
Net increase (decrease) in net assets resulting from operations		$4,261,208
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$365,457	$2,636,164
Net realized gain (loss)	241,314	736,923
Change in net unrealized appreciation (depreciation)	3,654,437	(398,061)
Net increase (decrease) in net assets resulting from operations	4,261,208	2,975,026
Distributions to shareholders	(288,250)	(2,820,718)

Share transactions
Proceeds from sales of shares	952,276	3,208,805
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	-	18,112,866
Reinvestment of distributions	288,250	2,820,718
Cost of shares redeemed	(4,612,234)	(11,158,884)

Net increase (decrease) in net assets resulting from share transactions	(3,371,708)	12,983,505
Total increase (decrease) in net assets	601,250	13,137,813

Net Assets
Beginning of period	76,504,375	63,366,562
End of period	$77,105,625	$76,504,375

Other Information
Shares
Sold	85,507	288,309
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	-	1,648,130
Issued in reinvestment of distributions	25,945	259,155
Redeemed	(416,547)	(1,012,282)
Net increase (decrease)	(305,095)	1,183,312

Financial Highlights
VIP Investor Freedom Income Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$10.85	$10.52	$12.62	$12.68	$11.91
Income from Investment Operations
Net investment income (loss) A,B	.05	.41	.36	.27	.24	.16
Net realized and unrealized gain (loss)	.58	.06	.46	(1.74)	.17	1.06
Total from investment operations	.63	.47	.82	(1.47)	.41	1.22
Distributions from net investment income	(.04)	(.42)	(.49)	(.25)	(.13)	(.16)
Distributions from net realized gain	-	(.01)	-	(.38)	(.34)	(.29)
Total distributions	(.04)	(.43)	(.49)	(.63)	(.47)	(.45)
Net asset value, end of period	$11.48	$10.89	$10.85	$10.52	$12.62	$12.68
Total Return C,D,E	5.82%	4.31%	7.88%	(12.03)%	3.28%	10.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.96% I	3.72%	3.36%	2.44%	1.88%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$77,106	$76,504	$63,367	$72,948	$102,427	$97,889
Portfolio turnover rate J	24 % I	25% K	20%	65%	27%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the merger.
VIP Investor Freedom 2010 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 60.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	857,658	7,959,063
Fidelity International Bond Index Fund (a)	184,683	1,732,326
Fidelity Long-Term Treasury Bond Index Fund (a)	239,132	2,219,141
VIP High Income Portfolio - Investor Class (a)	132,638	651,253
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,058,913	19,744,980
TOTAL BOND FUNDS (Cost $33,464,359)		32,306,763

Domestic Equity Funds - 11.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	18,024	1,108,291
VIP Equity Income Portfolio - Investor Class (a)	31,636	895,930
VIP Growth & Income Portfolio - Investor Class (a)	37,058	1,232,565
VIP Growth Portfolio - Investor Class (a)	18,231	1,831,811
VIP Mid Cap Portfolio - Investor Class (a)	7,840	281,691
VIP Value Portfolio - Investor Class (a)	33,902	626,841
VIP Value Strategies Portfolio - Investor Class (a)	21,251	310,904
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,063,004)		6,288,033

International Equity Funds - 15.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	214,157	2,831,157
VIP Overseas Portfolio - Investor Class (a)	185,299	5,575,647
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,039,899)		8,406,804

Money Market Funds - 12.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $6,836,624)	4.14	6,836,624	6,836,624

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $48,403,886)	53,838,224
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	53,838,226

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	7,834,035	746,488	958,729	26,340	(84,716)	421,985	7,959,063	857,658
Fidelity International Bond Index Fund	1,781,449	125,020	189,080	12,797	(4,223)	19,160	1,732,326	184,683
Fidelity Long-Term Treasury Bond Index Fund	1,711,047	639,158	156,065	37,371	(3,574)	28,575	2,219,141	239,132
VIP Contrafund Portfolio - Investor Class	1,231,234	198,322	391,760	37,476	19,819	50,676	1,108,291	18,024
VIP Emerging Markets Portfolio - Investor Class	3,237,857	566,676	1,372,173	-	272,845	125,952	2,831,157	214,157
VIP Equity Income Portfolio - Investor Class	1,004,627	135,603	309,446	7,397	9,125	56,021	895,930	31,636
VIP Government Money Market Portfolio - Investor Class	5,940,504	1,924,917	1,028,797	127,632	-	-	6,836,624	6,836,624
VIP Growth & Income Portfolio - Investor Class	1,378,369	182,352	438,846	13,255	61,938	48,752	1,232,565	37,058
VIP Growth Portfolio - Investor Class	2,040,511	277,266	559,260	23,455	(28,714)	102,008	1,831,811	18,231
VIP High Income Portfolio - Investor Class	638,416	26,615	45,112	1,347	(3,005)	34,339	651,253	132,638
VIP Investment Grade Bond II Portfolio - Investor Class	19,574,176	1,788,306	2,405,078	4,304	(65,648)	853,224	19,744,980	2,058,913
VIP Mid Cap Portfolio - Investor Class	316,290	54,531	77,639	13,926	(3,926)	(7,565)	281,691	7,840
VIP Overseas Portfolio - Investor Class	4,864,240	1,052,729	1,331,679	55,659	102,650	887,707	5,575,647	185,299
VIP Value Portfolio - Investor Class	705,943	94,206	154,017	26,093	(7,194)	(12,097)	626,841	33,902
VIP Value Strategies Portfolio - Investor Class	350,884	44,471	67,168	6,247	(4,455)	(12,828)	310,904	21,251
	52,609,582	7,856,660	9,484,849	393,299	260,922	2,595,909	53,838,224

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	32,306,763	32,306,763	-	-

Domestic Equity Funds	6,288,033	6,288,033	-	-

International Equity Funds	8,406,804	8,406,804	-	-

Money Market Funds	6,836,624	6,836,624	-	-
Total Investments in Securities:	53,838,224	53,838,224	-	-
VIP Investor Freedom 2010 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $48,403,886)	$53,838,224

Total Investment in Securities (cost $48,403,886)		$53,838,224
Receivable for investments sold		378,400
Total assets		54,216,624
Liabilities
Payable for investments purchased	$376,429
Payable for fund shares redeemed	1,969
Total liabilities		378,398
Net Assets		$53,838,226
Net Assets consist of:
Paid in capital		$48,050,332
Total accumulated earnings (loss)		5,787,894
Net Assets		$53,838,226
Net Asset Value, offering price and redemption price per share ($53,838,226 ÷ 4,229,932 shares)		$12.73
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$215,252
Expenses
Independent trustees' fees and expenses	$68
Total expenses		68
Net Investment income (loss)		215,184
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	260,922
Capital gain distributions from underlying funds:
Affiliated issuers	178,047
Total net realized gain (loss)		438,969
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,595,909
Total change in net unrealized appreciation (depreciation)		2,595,909
Net gain (loss)		3,034,878
Net increase (decrease) in net assets resulting from operations		$3,250,062
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$215,184	$1,753,320
Net realized gain (loss)	438,969	1,189,505
Change in net unrealized appreciation (depreciation)	2,595,909	(46,305)
Net increase (decrease) in net assets resulting from operations	3,250,062	2,896,520
Distributions to shareholders	(211,061)	(1,961,913)

Share transactions
Proceeds from sales of shares	1,219,018	216,949
Reinvestment of distributions	211,061	1,961,913
Cost of shares redeemed	(3,240,438)	(6,879,923)

Net increase (decrease) in net assets resulting from share transactions	(1,810,359)	(4,701,061)
Total increase (decrease) in net assets	1,228,642	(3,766,454)

Net Assets
Beginning of period	52,609,584	56,376,038
End of period	$53,838,226	$52,609,584

Other Information
Shares
Sold	99,656	17,708
Issued in reinvestment of distributions	17,145	163,592
Redeemed	(262,496)	(564,087)
Net increase (decrease)	(145,695)	(382,787)

Financial Highlights
VIP Investor Freedom 2010 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.02	$11.85	$11.27	$13.93	$13.73	$12.84
Income from Investment Operations
Net investment income (loss) A,B	.05	.39	.35	.29	.26	.17
Net realized and unrealized gain (loss)	.71	.23	.70	(2.10)	.52	1.37
Total from investment operations	.76	.62	1.05	(1.81)	.78	1.54
Distributions from net investment income	(.04)	(.44)	(.47)	(.26)	(.14)	(.17)
Distributions from net realized gain	(.01)	(.01)	-	(.59)	(.44)	(.49)
Total distributions	(.05)	(.45)	(.47)	(.85)	(.58)	(.65) C
Net asset value, end of period	$12.73	$12.02	$11.85	$11.27	$13.93	$13.73
Total Return D,E,F	6.33%	5.27%	9.40%	(13.50)%	5.81%	12.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.81% J	3.17%	3.03%	2.40%	1.87%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$53,838	$52,610	$56,376	$62,719	$85,277	$76,008
Portfolio turnover rate K	29 % J	22%	18%	64%	23%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2015 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 56.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,326,158	12,306,746
Fidelity International Bond Index Fund (a)	334,323	3,135,947
Fidelity Long-Term Treasury Bond Index Fund (a)	408,261	3,788,661
VIP High Income Portfolio - Investor Class (a)	221,583	1,087,974
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,163,670	30,339,600
TOTAL BOND FUNDS (Cost $52,741,104)		50,658,928

Domestic Equity Funds - 17.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	44,288	2,723,261
VIP Equity Income Portfolio - Investor Class (a)	77,736	2,201,476
VIP Growth & Income Portfolio - Investor Class (a)	91,059	3,028,636
VIP Growth Portfolio - Investor Class (a)	44,797	4,501,177
VIP Mid Cap Portfolio - Investor Class (a)	19,265	692,185
VIP Value Portfolio - Investor Class (a)	83,304	1,540,290
VIP Value Strategies Portfolio - Investor Class (a)	52,219	763,961
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,576,967)		15,450,986

International Equity Funds - 19.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	430,814	5,695,366
VIP Overseas Portfolio - Investor Class (a)	386,575	11,632,047
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,993,998)		17,327,413

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $6,493,001)	4.14	6,493,001	6,493,001

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $76,805,070)	89,930,328
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	89,930,326

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	12,273,551	1,045,857	1,540,003	40,513	(164,649)	691,990	12,306,746	1,326,158
Fidelity International Bond Index Fund	3,254,536	200,684	345,606	23,033	(10,562)	36,895	3,135,947	334,323
Fidelity Long-Term Treasury Bond Index Fund	2,983,746	1,005,441	247,213	63,793	(5,907)	52,594	3,788,661	408,261
VIP Contrafund Portfolio - Investor Class	2,939,169	372,959	761,777	90,025	26,481	146,429	2,723,261	44,288
VIP Emerging Markets Portfolio - Investor Class	6,448,513	816,328	2,369,868	-	466,262	334,131	5,695,366	430,814
VIP Equity Income Portfolio - Investor Class	2,398,220	226,281	581,537	17,770	17,823	140,689	2,201,476	77,736
VIP Government Money Market Portfolio - Investor Class	5,149,993	2,688,966	1,345,958	113,299	-	-	6,493,001	6,493,001
VIP Growth & Income Portfolio - Investor Class	3,290,409	294,058	825,707	32,024	132,175	137,701	3,028,636	91,059
VIP Growth Portfolio - Investor Class	4,871,051	558,334	1,111,389	56,648	(47,540)	230,721	4,501,177	44,797
VIP High Income Portfolio - Investor Class	1,080,050	30,557	74,193	2,301	(6,329)	57,889	1,087,974	221,583
VIP Investment Grade Bond II Portfolio - Investor Class	30,492,859	2,431,066	3,805,477	6,778	(197,415)	1,418,567	30,339,600	3,163,670
VIP Mid Cap Portfolio - Investor Class	755,039	116,199	152,101	33,456	(8,729)	(18,223)	692,185	19,265
VIP Overseas Portfolio - Investor Class	10,515,475	1,516,410	2,438,173	119,681	212,593	1,825,742	11,632,047	386,575
VIP Value Portfolio - Investor Class	1,685,213	171,531	271,211	63,030	(15,345)	(29,898)	1,540,290	83,304
VIP Value Strategies Portfolio - Investor Class	837,631	90,233	123,219	15,092	(8,609)	(32,075)	763,961	52,219
	88,975,455	11,564,904	15,993,432	677,443	390,249	4,993,152	89,930,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	50,658,928	50,658,928	-	-

Domestic Equity Funds	15,450,986	15,450,986	-	-

International Equity Funds	17,327,413	17,327,413	-	-

Money Market Funds	6,493,001	6,493,001	-	-
Total Investments in Securities:	89,930,328	89,930,328	-	-
VIP Investor Freedom 2015 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $76,805,070)	$89,930,328

Total Investment in Securities (cost $76,805,070)		$89,930,328
Receivable for investments sold		722,758
Total assets		90,653,086
Liabilities
Payable for investments purchased	$721,289
Payable for fund shares redeemed	1,471
Total liabilities		722,760
Net Assets		$89,930,326
Net Assets consist of:
Paid in capital		$76,244,506
Total accumulated earnings (loss)		13,685,820
Net Assets		$89,930,326
Net Asset Value, offering price and redemption price per share ($89,930,326 ÷ 7,148,044 shares)		$12.58
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$261,481
Expenses
Independent trustees' fees and expenses	$114
Total expenses		114
Net Investment income (loss)		261,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	390,249
Capital gain distributions from underlying funds:
Affiliated issuers	415,962
Total net realized gain (loss)		806,211
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,993,152
Total change in net unrealized appreciation (depreciation)		4,993,152
Net gain (loss)		5,799,363
Net increase (decrease) in net assets resulting from operations		$6,060,730
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,367	$2,638,149
Net realized gain (loss)	806,211	3,078,089
Change in net unrealized appreciation (depreciation)	4,993,152	(53,012)
Net increase (decrease) in net assets resulting from operations	6,060,730	5,663,226
Distributions to shareholders	(3,001,937)	(3,214,348)

Share transactions
Proceeds from sales of shares	196,638	3,233,859
Reinvestment of distributions	3,001,937	3,214,348
Cost of shares redeemed	(5,302,493)	(10,936,786)

Net increase (decrease) in net assets resulting from share transactions	(2,103,918)	(4,488,579)
Total increase (decrease) in net assets	954,875	(2,039,701)

Net Assets
Beginning of period	88,975,451	91,015,152
End of period	$89,930,326	$88,975,451

Other Information
Shares
Sold	16,497	267,490
Issued in reinvestment of distributions	247,480	265,509
Redeemed	(438,243)	(899,007)
Net increase (decrease)	(174,266)	(366,008)

Financial Highlights
VIP Investor Freedom 2015 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$11.84	$11.07	$14.02	$13.73	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.04	.36	.31	.28	.25	.16
Net realized and unrealized gain (loss)	.80	.40	.88	(2.23)	.78	1.53
Total from investment operations	.84	.76	1.19	(1.95)	1.03	1.69
Distributions from net investment income	(.04)	(.40)	(.42)	(.25)	(.15)	(.17)
Distributions from net realized gain	(.38)	(.05)	-	(.75)	(.59)	(.66)
Total distributions	(.41) C	(.45)	(.42)	(1.00)	(.74)	(.82) C
Net asset value, end of period	$12.58	$12.15	$11.84	$11.07	$14.02	$13.73
Total Return D,E,F	7.07%	6.43%	10.85%	(14.58)%	7.64%	13.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.59% J	2.90%	2.74%	2.34%	1.78%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$89,930	$88,975	$91,015	$99,068	$123,323	$114,226
Portfolio turnover rate K	26 % J	25%	19%	69%	31%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2020 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 52.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,415,005	22,411,250
Fidelity International Bond Index Fund (a)	714,462	6,701,656
Fidelity Long-Term Treasury Bond Index Fund (a)	825,207	7,657,922
VIP High Income Portfolio - Investor Class (a)	438,447	2,152,774
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,710,304	54,761,816
TOTAL BOND FUNDS (Cost $97,412,327)		93,685,418

Domestic Equity Funds - 22.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	115,683	7,113,369
VIP Equity Income Portfolio - Investor Class (a)	203,053	5,750,474
VIP Growth & Income Portfolio - Investor Class (a)	237,856	7,911,086
VIP Growth Portfolio - Investor Class (a)	117,014	11,757,615
VIP Mid Cap Portfolio - Investor Class (a)	50,322	1,808,082
VIP Value Portfolio - Investor Class (a)	217,600	4,023,432
VIP Value Strategies Portfolio - Investor Class (a)	136,403	1,995,573
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,015,409)		40,359,631

International Equity Funds - 22.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	996,989	13,180,194
VIP Overseas Portfolio - Investor Class (a)	917,308	27,601,784
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,924,184)		40,781,978

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $3,097,083)	4.14	3,097,084	3,097,084

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $144,449,003)	177,924,111
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100.0%	177,924,108

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	22,143,870	2,538,804	3,219,771	72,015	(375,313)	1,323,660	22,411,250	2,415,005
Fidelity International Bond Index Fund	6,805,122	599,931	761,679	45,700	(24,418)	82,700	6,701,656	714,462
Fidelity Long-Term Treasury Bond Index Fund	6,523,087	1,545,628	511,708	130,677	(42,212)	143,127	7,657,922	825,207
VIP Contrafund Portfolio - Investor Class	7,320,687	978,443	1,653,440	225,127	36,726	430,953	7,113,369	115,683
VIP Emerging Markets Portfolio - Investor Class	14,281,938	1,655,615	4,580,611	-	858,748	964,504	13,180,194	996,989
VIP Equity Income Portfolio - Investor Class	5,973,379	569,805	1,201,345	44,437	30,888	377,747	5,750,474	203,053
VIP Government Money Market Portfolio - Investor Class	1,274,653	4,239,595	2,417,164	34,356	-	-	3,097,084	3,097,084
VIP Growth & Income Portfolio - Investor Class	8,195,593	693,872	1,683,009	79,819	224,903	479,727	7,911,086	237,856
VIP Growth Portfolio - Investor Class	12,132,490	1,476,033	2,355,275	141,193	(72,491)	576,858	11,757,615	117,014
VIP High Income Portfolio - Investor Class	2,081,550	91,916	121,760	4,432	(7,401)	108,469	2,152,774	438,447
VIP Investment Grade Bond II Portfolio - Investor Class	51,830,730	7,100,662	6,316,907	11,857	(237,605)	2,384,936	54,761,816	5,710,304
VIP Mid Cap Portfolio - Investor Class	1,880,616	305,772	315,672	83,665	(15,793)	(46,841)	1,808,082	50,322
VIP Overseas Portfolio - Investor Class	24,706,883	3,020,174	4,837,777	280,236	408,272	4,304,232	27,601,784	917,308
VIP Value Portfolio - Investor Class	4,197,458	446,201	517,502	157,095	(16,018)	(86,707)	4,023,432	217,600
VIP Value Strategies Portfolio - Investor Class	2,086,345	240,355	234,973	37,613	(14,219)	(81,935)	1,995,573	136,403
	171,434,401	25,502,806	30,728,593	1,348,222	754,067	10,961,430	177,924,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	93,685,418	93,685,418	-	-

Domestic Equity Funds	40,359,631	40,359,631	-	-

International Equity Funds	40,781,978	40,781,978	-	-

Money Market Funds	3,097,084	3,097,084	-	-
Total Investments in Securities:	177,924,111	177,924,111	-	-
VIP Investor Freedom 2020 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $144,449,003)	$177,924,111

Total Investment in Securities (cost $144,449,003)		$177,924,111
Receivable for investments sold		1,595,226
Total assets		179,519,337
Liabilities
Payable for investments purchased	$1,539,433
Payable for fund shares redeemed	55,796
Total liabilities		1,595,229
Net Assets		$177,924,108
Net Assets consist of:
Paid in capital		$143,419,583
Total accumulated earnings (loss)		34,504,525
Net Assets		$177,924,108
Net Asset Value, offering price and redemption price per share ($177,924,108 ÷ 13,586,187 shares)		$13.10
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$326,613
Expenses
Independent trustees' fees and expenses	$221
Total expenses		221
Net Investment income (loss)		326,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	754,067
Capital gain distributions from underlying funds:
Affiliated issuers	1,021,609
Total net realized gain (loss)		1,775,676
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	10,961,430
Total change in net unrealized appreciation (depreciation)		10,961,430
Net gain (loss)		12,737,106
Net increase (decrease) in net assets resulting from operations		$13,063,498
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$326,392	$4,594,168
Net realized gain (loss)	1,775,676	9,367,976
Change in net unrealized appreciation (depreciation)	10,961,430	(405,302)
Net increase (decrease) in net assets resulting from operations	13,063,498	13,556,842
Distributions to shareholders	(9,245,589)	(7,061,848)

Share transactions
Proceeds from sales of shares	2,450,603	4,994,584
Reinvestment of distributions	9,245,589	7,061,848
Cost of shares redeemed	(9,024,392)	(35,913,648)

Net increase (decrease) in net assets resulting from share transactions	2,671,800	(23,857,216)
Total increase (decrease) in net assets	6,489,709	(17,362,222)

Net Assets
Beginning of period	171,434,399	188,796,621
End of period	$177,924,108	$171,434,399

Other Information
Shares
Sold	194,016	394,188
Issued in reinvestment of distributions	734,360	557,243
Redeemed	(716,877)	(2,796,889)
Net increase (decrease)	211,499	(1,845,458)

Financial Highlights
VIP Investor Freedom 2020 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$12.40	$11.39	$14.83	$14.36	$13.29
Income from Investment Operations
Net investment income (loss) A,B	.02	.33	.30	.27	.26	.16
Net realized and unrealized gain (loss)	.96	.61	1.10	(2.49)	1.07	1.75
Total from investment operations	.98	.94	1.40	(2.22)	1.33	1.91
Distributions from net investment income	(.04)	(.38)	(.39)	(.26)	(.16)	(.17)
Distributions from net realized gain	(.66)	(.14)	-	(.97)	(.71)	(.67)
Total distributions	(.70)	(.52)	(.39)	(1.22) C	(.86) C	(.84)
Net asset value, end of period	$13.10	$12.82	$12.40	$11.39	$14.83	$14.36
Total Return D,E,F	7.87%	7.65%	12.39%	(15.83)%	9.54%	14.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.38% J	2.52%	2.49%	2.23%	1.78%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$177,924	$171,434	$188,797	$189,971	$252,026	$236,662
Portfolio turnover rate K	29 % J	25%	22%	61%	32%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2025 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 44.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,625,102	24,360,951
Fidelity International Bond Index Fund (a)	268,546	2,518,957
Fidelity Long-Term Treasury Bond Index Fund (a)	1,636,147	15,183,448
VIP High Income Portfolio - Investor Class (a)	519,059	2,548,581
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,100,372	48,912,567
TOTAL BOND FUNDS (Cost $97,600,325)		93,524,504

Domestic Equity Funds - 27.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	167,927	10,325,805
VIP Equity Income Portfolio - Investor Class (a)	294,756	8,347,476
VIP Growth & Income Portfolio - Investor Class (a)	345,275	11,483,835
VIP Growth Portfolio - Investor Class (a)	169,862	17,067,746
VIP Mid Cap Portfolio - Investor Class (a)	73,050	2,624,683
VIP Value Portfolio - Investor Class (a)	315,875	5,840,533
VIP Value Strategies Portfolio - Investor Class (a)	198,007	2,896,839
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,216,664)		58,586,917

International Equity Funds - 26.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,327,668	17,551,769
VIP Overseas Portfolio - Investor Class (a)	1,264,980	38,063,253
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $33,276,587)		55,615,022

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $2,950,555)	4.14	2,950,555	2,950,555

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $162,044,131)	210,676,998
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	210,677,000

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	24,443,439	3,113,488	4,221,628	82,089	(511,153)	1,536,805	24,360,951	2,625,102
Fidelity International Bond Index Fund	8,054,779	502,878	6,072,894	32,130	(253,303)	287,497	2,518,957	268,546
Fidelity Long-Term Treasury Bond Index Fund	14,197,565	2,560,078	1,788,860	281,079	(153,812)	368,477	15,183,448	1,636,147
VIP Contrafund Portfolio - Investor Class	10,474,182	1,407,134	2,245,095	324,000	(43,987)	733,571	10,325,805	167,927
VIP Emerging Markets Portfolio - Investor Class	18,882,555	1,989,830	5,754,264	-	771,160	1,662,488	17,551,769	1,327,668
VIP Equity Income Portfolio - Investor Class	8,546,540	785,896	1,580,667	63,954	(14,560)	610,267	8,347,476	294,756
VIP Government Money Market Portfolio - Investor Class	-	4,043,064	1,092,509	29,165	-	-	2,950,555	2,950,555
VIP Growth & Income Portfolio - Investor Class	11,726,014	928,913	2,202,115	115,173	154,366	876,657	11,483,835	345,275
VIP Growth Portfolio - Investor Class	17,358,720	2,148,776	3,206,523	203,730	(83,986)	850,759	17,067,746	169,862
VIP High Income Portfolio - Investor Class	2,470,053	148,712	190,238	5,297	(10,248)	130,302	2,548,581	519,059
VIP Investment Grade Bond II Portfolio - Investor Class	41,280,549	10,201,839	4,433,688	9,774	(100,157)	1,964,024	48,912,567	5,100,372
VIP Mid Cap Portfolio - Investor Class	2,690,729	439,605	419,393	120,415	(20,330)	(65,928)	2,624,683	73,050
VIP Overseas Portfolio - Investor Class	34,323,064	4,003,438	6,751,134	389,462	491,290	5,996,595	38,063,253	1,264,980
VIP Value Portfolio - Investor Class	6,005,609	643,058	666,645	226,702	(18,891)	(122,598)	5,840,533	315,875
VIP Value Strategies Portfolio - Investor Class	2,985,092	351,686	306,201	54,281	(15,784)	(117,954)	2,896,839	198,007
	203,438,890	33,268,395	40,931,854	1,937,251	190,605	14,710,962	210,676,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	93,524,504	93,524,504	-	-

Domestic Equity Funds	58,586,917	58,586,917	-	-

International Equity Funds	55,615,022	55,615,022	-	-

Money Market Funds	2,950,555	2,950,555	-	-
Total Investments in Securities:	210,676,998	210,676,998	-	-
VIP Investor Freedom 2025 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $162,044,131)	$210,676,998

Total Investment in Securities (cost $162,044,131)		$210,676,998
Cash		1
Receivable for investments sold		1,937,714
Total assets		212,614,713
Liabilities
Payable for investments purchased	$1,894,646
Payable for fund shares redeemed	43,067
Total liabilities		1,937,713
Net Assets		$210,677,000
Net Assets consist of:
Paid in capital		$161,044,045
Total accumulated earnings (loss)		49,632,955
Net Assets		$210,677,000
Net Asset Value, offering price and redemption price per share ($210,677,000 ÷ 14,133,929 shares)		$14.91
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$477,887
Expenses
Independent trustees' fees and expenses	$262
Total expenses		262
Net Investment income (loss)		477,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	190,605
Capital gain distributions from underlying funds:
Affiliated issuers	1,459,364
Total net realized gain (loss)		1,649,969
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	14,710,962
Total change in net unrealized appreciation (depreciation)		14,710,962
Net gain (loss)		16,360,931
Net increase (decrease) in net assets resulting from operations		$16,838,556
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$477,625	$4,828,966
Net realized gain (loss)	1,649,969	13,846,146
Change in net unrealized appreciation (depreciation)	14,710,962	(562,221)
Net increase (decrease) in net assets resulting from operations	16,838,556	18,112,891
Distributions to shareholders	(13,444,941)	(6,840,076)

Share transactions
Proceeds from sales of shares	3,664,591	3,063,692
Reinvestment of distributions	13,444,942	6,840,076
Cost of shares redeemed	(13,265,040)	(43,150,238)

Net increase (decrease) in net assets resulting from share transactions	3,844,493	(33,246,470)
Total increase (decrease) in net assets	7,238,108	(21,973,655)

Net Assets
Beginning of period	203,438,892	225,412,547
End of period	$210,677,000	$203,438,892

Other Information
Shares
Sold	258,063	209,349
Issued in reinvestment of distributions	939,549	471,308
Redeemed	(925,753)	(2,934,100)
Net increase (decrease)	271,859	(2,253,443)

Financial Highlights
VIP Investor Freedom 2025 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.68	$13.99	$12.67	$16.55	$15.74	$14.38
Income from Investment Operations
Net investment income (loss) A,B	.03	.33	.30	.27	.28	.18
Net realized and unrealized gain (loss)	1.18	.85	1.40	(2.85)	1.38	2.02
Total from investment operations	1.21	1.18	1.70	(2.58)	1.66	2.20
Distributions from net investment income	(.04)	(.38)	(.38)	(.28)	(.18)	(.18)
Distributions from net realized gain	(.94)	(.11)	-	(1.02)	(.67)	(.66)
Total distributions	(.98)	(.49)	(.38)	(1.30)	(.85)	(.84)
Net asset value, end of period	$14.91	$14.68	$13.99	$12.67	$16.55	$15.74
Total Return C,D,E	8.52%	8.46%	13.55%	(16.45)%	10.78%	15.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.47% I	2.21%	2.25%	2.02%	1.74%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$210,677	$203,439	$225,413	$232,947	$317,596	$285,539
Portfolio turnover rate J	32 % I	26%	19%	60%	30%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2030 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,225,422	29,931,915
Fidelity International Bond Index Fund (a)	280,445	2,630,571
Fidelity Long-Term Treasury Bond Index Fund (a)	3,203,871	29,731,926
VIP High Income Portfolio - Investor Class (a)	942,808	4,629,187
VIP Investment Grade Bond II Portfolio - Investor Class (a)	8,122,030	77,890,263
TOTAL BOND FUNDS (Cost $151,102,124)		144,813,862

Domestic Equity Funds - 31.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	348,130	21,406,538
VIP Equity Income Portfolio - Investor Class (a)	611,065	17,305,360
VIP Growth & Income Portfolio - Investor Class (a)	715,794	23,807,304
VIP Growth Portfolio - Investor Class (a)	352,146	35,383,662
VIP Mid Cap Portfolio - Investor Class (a)	151,442	5,441,325
VIP Value Portfolio - Investor Class (a)	654,851	12,108,197
VIP Value Strategies Portfolio - Investor Class (a)	410,493	6,005,514
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,363,770)		121,457,900

International Equity Funds - 29.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	2,636,065	34,848,774
VIP Overseas Portfolio - Investor Class (a)	2,531,417	76,170,346
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $74,152,760)		111,019,120

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,359,176)	4.14	5,359,177	5,359,177

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $301,977,830)	382,650,059
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	382,650,060

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	29,790,422	4,334,899	5,434,009	102,194	(705,680)	1,946,283	29,931,915	3,225,422
Fidelity International Bond Index Fund	12,330,691	857,668	10,603,468	44,052	(387,195)	432,875	2,630,571	280,445
Fidelity Long-Term Treasury Bond Index Fund	26,460,389	5,254,777	2,373,218	529,175	(55,976)	445,954	29,731,926	3,203,871
VIP Contrafund Portfolio - Investor Class	20,871,003	2,777,550	3,707,974	645,353	(76,439)	1,542,398	21,406,538	348,130
VIP Emerging Markets Portfolio - Investor Class	35,984,823	3,881,696	9,767,210	-	505,368	4,244,097	34,848,774	2,636,065
VIP Equity Income Portfolio - Investor Class	17,030,054	1,597,294	2,543,053	127,386	(19,762)	1,240,827	17,305,360	611,065
VIP Government Money Market Portfolio - Investor Class	-	7,269,231	1,910,054	52,321	-	-	5,359,177	5,359,177
VIP Growth & Income Portfolio - Investor Class	23,365,536	1,849,798	3,541,826	229,817	2,559	2,131,237	23,807,304	715,794
VIP Growth Portfolio - Investor Class	34,589,217	4,465,069	5,335,766	406,528	(146,552)	1,811,694	35,383,662	352,146
VIP High Income Portfolio - Investor Class	4,341,900	405,700	331,674	9,318	(18,473)	231,734	4,629,187	942,808
VIP Investment Grade Bond II Portfolio - Investor Class	62,631,158	18,249,241	5,888,049	14,997	(113,605)	3,011,518	77,890,263	8,122,030
VIP Mid Cap Portfolio - Investor Class	5,361,613	893,044	656,572	239,845	(30,778)	(125,982)	5,441,325	151,442
VIP Overseas Portfolio - Investor Class	66,913,884	7,412,268	10,892,373	756,599	730,523	12,006,044	76,170,346	2,531,417
VIP Value Portfolio - Investor Class	11,966,941	1,306,052	907,311	452,373	(13,050)	(244,435)	12,108,197	654,851
VIP Value Strategies Portfolio - Investor Class	5,948,182	734,631	423,464	108,316	(21,503)	(232,332)	6,005,514	410,493
	357,585,813	61,288,918	64,316,021	3,718,274	(350,563)	28,441,912	382,650,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	144,813,862	144,813,862	-	-

Domestic Equity Funds	121,457,900	121,457,900	-	-

International Equity Funds	111,019,120	111,019,120	-	-

Money Market Funds	5,359,177	5,359,177	-	-
Total Investments in Securities:	382,650,059	382,650,059	-	-
VIP Investor Freedom 2030 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $301,977,830)	$382,650,059

Total Investment in Securities (cost $301,977,830)		$382,650,059
Receivable for investments sold		3,087,643
Receivable for fund shares sold		47,449
Total assets		385,785,151
Liabilities
Payable for investments purchased	$3,130,112
Payable for fund shares redeemed	4,979
Total liabilities		3,135,091
Net Assets		$382,650,060
Net Assets consist of:
Paid in capital		$300,733,053
Total accumulated earnings (loss)		81,917,007
Net Assets		$382,650,060
Net Asset Value, offering price and redemption price per share ($382,650,060 ÷ 24,039,295 shares)		$15.92
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$826,605
Expenses
Independent trustees' fees and expenses	$464
Total expenses before reductions	464
Expense reductions	(7)
Total expenses after reductions		457
Net Investment income (loss)		826,148
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(350,563)
Capital gain distributions from underlying funds:
Affiliated issuers	2,891,669
Total net realized gain (loss)		2,541,106
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	28,441,912
Total change in net unrealized appreciation (depreciation)		28,441,912
Net gain (loss)		30,983,018
Net increase (decrease) in net assets resulting from operations		$31,809,166
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$826,148	$7,696,382
Net realized gain (loss)	2,541,106	19,764,626
Change in net unrealized appreciation (depreciation)	28,441,912	5,500,408
Net increase (decrease) in net assets resulting from operations	31,809,166	32,961,416
Distributions to shareholders	(16,082,457)	(8,820,132)

Share transactions
Proceeds from sales of shares	8,856,452	13,033,735
Reinvestment of distributions	16,082,457	8,820,132
Cost of shares redeemed	(15,601,372)	(41,497,006)

Net increase (decrease) in net assets resulting from share transactions	9,337,537	(19,643,139)
Total increase (decrease) in net assets	25,064,246	4,498,145

Net Assets
Beginning of period	357,585,814	353,087,669
End of period	$382,650,060	$357,585,814

Other Information
Shares
Sold	593,063	862,678
Issued in reinvestment of distributions	1,053,896	580,911
Redeemed	(1,027,161)	(2,691,085)
Net increase (decrease)	619,798	(1,247,496)

Financial Highlights
VIP Investor Freedom 2030 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.27	$14.31	$12.79	$16.73	$15.70	$14.26
Income from Investment Operations
Net investment income (loss) A,B	.03	.32	.29	.26	.28	.17
Net realized and unrealized gain (loss)	1.32	1.02	1.57	(2.95)	1.60	2.14
Total from investment operations	1.35	1.34	1.86	(2.69)	1.88	2.31
Distributions from net investment income	(.03)	(.35)	(.34)	(.27)	(.17)	(.17)
Distributions from net realized gain	(.66)	(.03)	-	(.99)	(.68)	(.69)
Total distributions	(.70) C	(.38)	(.34)	(1.25) C	(.85)	(.87) C
Net asset value, end of period	$15.92	$15.27	$14.31	$12.79	$16.73	$15.70
Total Return D,E,F	9.00%	9.40%	14.63%	(16.91)%	12.25%	16.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.45% J	2.10%	2.11%	1.88%	1.71%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$382,650	$357,586	$353,088	$340,875	$415,184	$325,667
Portfolio turnover rate K	34 % J	29%	21%	57%	23%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2035 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 29.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	119,630	1,110,169
Fidelity International Bond Index Fund (a)	5,659	53,081
Fidelity Long-Term Treasury Bond Index Fund (a)	260,973	2,421,830
VIP High Income Portfolio - Investor Class (a)	72,924	358,058
VIP Investment Grade Bond II Portfolio - Investor Class (a)	486,124	4,661,932
TOTAL BOND FUNDS (Cost $8,545,653)		8,605,070

Domestic Equity Funds - 37.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	31,390	1,930,149
VIP Equity Income Portfolio - Investor Class (a)	55,098	1,560,369
VIP Growth & Income Portfolio - Investor Class (a)	64,540	2,146,617
VIP Growth Portfolio - Investor Class (a)	31,752	3,190,440
VIP Mid Cap Portfolio - Investor Class (a)	13,655	490,628
VIP Value Portfolio - Investor Class (a)	59,046	1,091,759
VIP Value Strategies Portfolio - Investor Class (a)	37,013	541,500
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,217,328)		10,951,462

International Equity Funds - 32.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	226,824	2,998,610
VIP Overseas Portfolio - Investor Class (a)	220,168	6,624,855
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,375,022)		9,623,465

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $414,495)	4.14	414,496	414,496

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,552,498)	29,594,493
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	29,594,491

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	876,220	509,611	314,292	3,409	(3,346)	41,976	1,110,169	119,630
Fidelity International Bond Index Fund	626,862	110,668	686,341	2,004	4,836	(2,944)	53,081	5,659
Fidelity Long-Term Treasury Bond Index Fund	1,669,104	1,009,595	286,144	37,543	(3,985)	33,260	2,421,830	260,973
VIP Contrafund Portfolio - Investor Class	1,462,699	679,744	357,518	46,735	(7,407)	152,631	1,930,149	31,390
VIP Emerging Markets Portfolio - Investor Class	2,393,575	1,049,761	819,207	-	(14,884)	389,365	2,998,610	226,824
VIP Equity Income Portfolio - Investor Class	1,193,549	497,867	236,100	9,225	(780)	105,833	1,560,369	55,098
VIP Government Money Market Portfolio - Investor Class	-	559,685	145,189	3,788	-	-	414,496	414,496
VIP Growth & Income Portfolio - Investor Class	1,637,561	655,376	337,407	16,717	259	190,828	2,146,617	64,540
VIP Growth Portfolio - Investor Class	2,424,110	1,103,888	516,548	29,570	(26,009)	204,999	3,190,440	31,752
VIP High Income Portfolio - Investor Class	259,154	123,176	39,888	578	(154)	15,770	358,058	72,924
VIP Investment Grade Bond II Portfolio - Investor Class	2,591,026	2,321,957	399,687	675	(2,853)	151,489	4,661,932	486,124
VIP Mid Cap Portfolio - Investor Class	375,767	186,075	65,673	17,371	(3,133)	(2,408)	490,628	13,655
VIP Overseas Portfolio - Investor Class	4,576,582	2,153,491	1,103,847	53,300	3,244	995,385	6,624,855	220,168
VIP Value Portfolio - Investor Class	838,707	363,542	102,342	32,912	(4,571)	(3,577)	1,091,759	59,046
VIP Value Strategies Portfolio - Investor Class	416,882	187,661	50,415	7,881	(2,614)	(10,014)	541,500	37,013
	21,341,798	11,512,097	5,460,598	261,708	(61,397)	2,262,593	29,594,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	8,605,070	8,605,070	-	-

Domestic Equity Funds	10,951,462	10,951,462	-	-

International Equity Funds	9,623,465	9,623,465	-	-

Money Market Funds	414,496	414,496	-	-
Total Investments in Securities:	29,594,493	29,594,493	-	-
VIP Investor Freedom 2035 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $27,552,498)	$29,594,493

Total Investment in Securities (cost $27,552,498)		$29,594,493
Receivable for investments sold		267,288
Receivable for fund shares sold		91,479
Total assets		29,953,260
Liabilities
Payable for investments purchased	$358,760
Payable for fund shares redeemed	9
Total liabilities		358,769
Net Assets		$29,594,491
Net Assets consist of:
Paid in capital		$27,509,628
Total accumulated earnings (loss)		2,084,863
Net Assets		$29,594,491
Net Asset Value, offering price and redemption price per share ($29,594,491 ÷ 2,471,636 shares)		$11.97
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$53,252
Expenses
Independent trustees' fees and expenses	$30
Total expenses before reductions	30
Expense reductions	(4)
Total expenses after reductions		26
Net Investment income (loss)		53,226
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(61,397)
Capital gain distributions from underlying funds:
Affiliated issuers	208,456
Total net realized gain (loss)		147,059
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,262,593
Total change in net unrealized appreciation (depreciation)		2,262,593
Net gain (loss)		2,409,652
Net increase (decrease) in net assets resulting from operations		$2,462,878
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,226	$364,892
Net realized gain (loss)	147,059	1,121,501
Change in net unrealized appreciation (depreciation)	2,262,593	(494,374)
Net increase (decrease) in net assets resulting from operations	2,462,878	992,019
Distributions to shareholders	(1,158,711)	(537,694)

Share transactions
Proceeds from sales of shares	8,139,654	16,451,210
Reinvestment of distributions	1,097,711	502,493
Cost of shares redeemed	(2,288,837)	(2,500,761)

Net increase (decrease) in net assets resulting from share transactions	6,948,528	14,452,942
Total increase (decrease) in net assets	8,252,695	14,907,267

Net Assets
Beginning of period	21,341,796	6,434,529
End of period	$29,594,491	$21,341,796

Other Information
Shares
Sold	726,638	1,420,788
Issued in reinvestment of distributions	95,786	43,979
Redeemed	(206,314)	(211,166)
Net increase (decrease)	616,110	1,253,601

Financial Highlights
VIP Investor Freedom 2035 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$10.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.29	.24
Net realized and unrealized gain (loss)	1.06	.87	.63
Total from investment operations	1.08	1.16	.87
Distributions from net investment income	-	(.20)	(.17)
Distributions from net realized gain	(.61)	(.15)	- D
Total distributions	(.61)	(.35)	(.18) E
Net asset value, end of period	$11.97	$11.50	$10.69
Total Return F,G,H	9.63%	10.94%	8.66%
Ratios to Average Net Assets C,I,J
Expenses before reductions K	-% L	-%	-% L
Expenses net of fee waivers, if any K	- % L	-%	-% L
Expenses net of all reductions, if any K	-% L	-%	-% L
Net investment income (loss)	.44% L	2.52%	3.25% L
Supplemental Data
Net assets, end of period (000 omitted)	$29,594	$21,342	$6,435
Portfolio turnover rate M	45 % L	37%	37% L

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount represents less than .005%.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2040 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	32,398	300,654
Fidelity International Bond Index Fund (a)	2,218	20,800
Fidelity Long-Term Treasury Bond Index Fund (a)	193,083	1,791,814
VIP High Income Portfolio - Investor Class (a)	51,427	252,505
VIP Investment Grade Bond II Portfolio - Investor Class (a)	62,497	599,344
TOTAL BOND FUNDS (Cost $2,986,718)		2,965,117

Domestic Equity Funds - 45.9%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	27,448	1,687,782
VIP Equity Income Portfolio - Investor Class (a)	48,180	1,364,451
VIP Growth & Income Portfolio - Investor Class (a)	56,437	1,877,085
VIP Growth Portfolio - Investor Class (a)	27,766	2,789,908
VIP Mid Cap Portfolio - Investor Class (a)	11,941	429,040
VIP Value Portfolio - Investor Class (a)	51,633	954,703
VIP Value Strategies Portfolio - Investor Class (a)	32,366	473,522
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,765,183)		9,576,491

International Equity Funds - 38.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	187,432	2,477,857
VIP Overseas Portfolio - Investor Class (a)	184,573	5,553,813
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,933,700)		8,031,670

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $292,291)	4.14	292,291	292,291

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,977,892)	20,865,569
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	20,865,574

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	193,554	119,383	21,965	796	82	9,600	300,654	32,398
Fidelity International Bond Index Fund	307,584	60,459	348,486	727	2,156	(913)	20,800	2,218
Fidelity Long-Term Treasury Bond Index Fund	1,073,284	784,656	82,078	25,995	(1,004)	16,956	1,791,814	193,083
VIP Contrafund Portfolio - Investor Class	1,132,672	593,622	162,242	36,610	(2,606)	126,336	1,687,782	27,448
VIP Emerging Markets Portfolio - Investor Class	1,750,108	829,363	388,757	-	(14,984)	302,127	2,477,857	187,432
VIP Equity Income Portfolio - Investor Class	924,249	443,580	86,767	7,227	(4,440)	87,829	1,364,451	48,180
VIP Government Money Market Portfolio - Investor Class	-	380,693	88,402	2,599	-	-	292,291	292,291
VIP Growth & Income Portfolio - Investor Class	1,268,079	578,118	126,091	13,035	(1,149)	158,128	1,877,085	56,437
VIP Growth Portfolio - Investor Class	1,877,156	982,609	223,518	23,058	(11,125)	164,786	2,789,908	27,766
VIP High Income Portfolio - Investor Class	164,134	89,051	10,962	368	(174)	10,456	252,505	51,427
VIP Investment Grade Bond II Portfolio - Investor Class	110,823	592,912	118,122	78	(1,083)	14,814	599,344	62,497
VIP Mid Cap Portfolio - Investor Class	290,983	161,554	19,483	13,608	(1,178)	(2,836)	429,040	11,941
VIP Overseas Portfolio - Investor Class	3,451,469	1,700,510	364,970	40,515	(6,488)	773,292	5,553,813	184,573
VIP Value Portfolio - Investor Class	649,468	337,440	26,210	25,664	(2,030)	(3,965)	954,703	51,633
VIP Value Strategies Portfolio - Investor Class	322,819	169,575	9,133	6,145	(780)	(8,959)	473,522	32,366
	13,516,382	7,823,525	2,077,186	196,425	(44,803)	1,647,651	20,865,569

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,965,117	2,965,117	-	-

Domestic Equity Funds	9,576,491	9,576,491	-	-

International Equity Funds	8,031,670	8,031,670	-	-

Money Market Funds	292,291	292,291	-	-
Total Investments in Securities:	20,865,569	20,865,569	-	-
VIP Investor Freedom 2040 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,977,892)	$20,865,569

Total Investment in Securities (cost $18,977,892)		$20,865,569
Receivable for investments sold		142,145
Receivable for fund shares sold		131,415
Total assets		21,139,129
Liabilities
Payable for investments purchased	$273,543
Payable for fund shares redeemed	12
Total liabilities		273,555
Net Assets		$20,865,574
Net Assets consist of:
Paid in capital		$18,881,265
Total accumulated earnings (loss)		1,984,309
Net Assets		$20,865,574
Net Asset Value, offering price and redemption price per share ($20,865,574 ÷ 1,688,365 shares)		$12.36
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$34,560
Expenses
Independent trustees' fees and expenses	$19
Total expenses		19
Net Investment income (loss)		34,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(44,803)
Capital gain distributions from underlying funds:
Affiliated issuers	161,865
Total net realized gain (loss)		117,062
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,647,651
Total change in net unrealized appreciation (depreciation)		1,647,651
Net gain (loss)		1,764,713
Net increase (decrease) in net assets resulting from operations		$1,799,254
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,541	$172,774
Net realized gain (loss)	117,062	906,376
Change in net unrealized appreciation (depreciation)	1,647,651	(81,767)
Net increase (decrease) in net assets resulting from operations	1,799,254	997,383
Distributions to shareholders	(863,009)	(370,121)

Share transactions
Proceeds from sales of shares	5,800,939	5,887,982
Reinvestment of distributions	789,009	331,121
Cost of shares redeemed	(177,003)	(542,645)

Net increase (decrease) in net assets resulting from share transactions	6,412,945	5,676,458
Total increase (decrease) in net assets	7,349,190	6,303,720

Net Assets
Beginning of period	13,516,384	7,212,664
End of period	$20,865,574	$13,516,384

Other Information
Shares
Sold	497,607	493,672
Issued in reinvestment of distributions	66,922	28,455
Redeemed	(15,534)	(47,182)
Net increase (decrease)	548,995	474,945

Financial Highlights
VIP Investor Freedom 2040 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.20	.21
Net realized and unrealized gain (loss)	1.22	1.19	.79
Total from investment operations	1.24	1.39	1.00
Distributions from net investment income	-	(.15)	(.14)
Distributions from net realized gain	(.74)	(.24)	- D
Total distributions	(.74)	(.39)	(.14)
Net asset value, end of period	$12.36	$11.86	$10.86
Total Return E,F,G	10.76%	12.93%	10.01%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-% K	-%	-% K
Expenses net of fee waivers, if any J	- % K	-%	-% K
Expenses net of all reductions, if any J	-% K	-%	-% K
Net investment income (loss)	.42% K	1.65%	2.94% K
Supplemental Data
Net assets, end of period (000 omitted)	$20,866	$13,516	$7,213
Portfolio turnover rate L	25 % K	27%	14% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2045 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	70	650
Fidelity Long-Term Treasury Bond Index Fund (a)	44,641	414,268
TOTAL BOND FUNDS (Cost $423,926)		414,918

Domestic Equity Funds - 50.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	9,405	578,314
VIP Equity Income Portfolio - Investor Class (a)	16,509	467,526
VIP Growth & Income Portfolio - Investor Class (a)	19,338	643,179
VIP Growth Portfolio - Investor Class (a)	9,514	955,963
VIP Mid Cap Portfolio - Investor Class (a)	4,092	147,011
VIP Value Portfolio - Investor Class (a)	17,692	327,127
VIP Value Strategies Portfolio - Investor Class (a)	11,090	162,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,961,211)		3,281,373

International Equity Funds - 41.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	62,185	822,085
VIP Overseas Portfolio - Investor Class (a)	62,545	1,881,967
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,304,506)		2,704,052

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $90,959)	4.14	90,959	90,959

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,780,602)	6,491,302
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	6,491,304

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	694	50	2	-	6	650	70
Fidelity International Bond Index Fund	46,726	6,224	53,305	-	(376)	731	-	-
Fidelity Long-Term Treasury Bond Index Fund	308,037	166,303	65,689	6,626	(1,677)	7,294	414,268	44,641
VIP Contrafund Portfolio - Investor Class	420,445	186,096	67,690	13,729	(635)	40,098	578,314	9,405
VIP Emerging Markets Portfolio - Investor Class	609,567	270,110	155,092	-	(47)	97,547	822,085	62,185
VIP Equity Income Portfolio - Investor Class	343,077	132,457	37,029	2,710	(867)	29,888	467,526	16,509
VIP Government Money Market Portfolio - Investor Class	-	123,150	32,191	813	-	-	90,959	90,959
VIP Growth & Income Portfolio - Investor Class	470,706	172,828	53,302	4,929	(11)	52,958	643,179	19,338
VIP Growth Portfolio - Investor Class	696,798	310,920	99,066	8,742	(2,474)	49,785	955,963	9,514
VIP Investment Grade Bond II Portfolio - Investor Class	-	8,762	8,835	-	73	-	-	-
VIP Mid Cap Portfolio - Investor Class	108,011	52,175	10,635	5,103	(444)	(2,096)	147,011	4,092
VIP Overseas Portfolio - Investor Class	1,296,019	520,901	204,270	15,346	(578)	269,895	1,881,967	62,545
VIP Value Portfolio - Investor Class	241,074	108,622	18,706	9,875	(953)	(2,910)	327,127	17,692
VIP Value Strategies Portfolio - Investor Class	119,822	55,282	8,363	2,375	(729)	(3,759)	162,253	11,090
	4,660,282	2,114,524	814,223	70,250	(8,718)	539,437	6,491,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	414,918	414,918	-	-

Domestic Equity Funds	3,281,373	3,281,373	-	-

International Equity Funds	2,704,052	2,704,052	-	-

Money Market Funds	90,959	90,959	-	-
Total Investments in Securities:	6,491,302	6,491,302	-	-
VIP Investor Freedom 2045 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,780,602)	$6,491,302

Total Investment in Securities (cost $5,780,602)		$6,491,302
Receivable for investments sold		28,837
Receivable for fund shares sold		29,153
Total assets		6,549,292
Liabilities
Payable for investments purchased	$57,988
Total liabilities		57,988
Net Assets		$6,491,304
Net Assets consist of:
Paid in capital		$5,738,571
Total accumulated earnings (loss)		752,733
Net Assets		$6,491,304
Net Asset Value, offering price and redemption price per share ($6,491,304 ÷ 518,655 shares)		$12.52
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,955
Expenses
Independent trustees' fees and expenses	$6
Total expenses		6
Net Investment income (loss)		8,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(8,718)
Capital gain distributions from underlying funds:
Affiliated issuers	61,295
Total net realized gain (loss)		52,577
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	539,437
Total change in net unrealized appreciation (depreciation)		539,437
Net gain (loss)		592,014
Net increase (decrease) in net assets resulting from operations		$600,963
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,949	$54,155
Net realized gain (loss)	52,577	339,998
Change in net unrealized appreciation (depreciation)	539,437	34,691
Net increase (decrease) in net assets resulting from operations	600,963	428,844
Distributions to shareholders	(325,886)	(124,508)

Share transactions
Proceeds from sales of shares	1,569,375	2,119,582
Reinvestment of distributions	244,586	87,108
Cost of shares redeemed	(258,019)	(561,881)

Net increase (decrease) in net assets resulting from share transactions	1,555,942	1,644,809
Total increase (decrease) in net assets	1,831,019	1,949,145

Net Assets
Beginning of period	4,660,285	2,711,140
End of period	$6,491,304	$4,660,285

Other Information
Shares
Sold	132,260	178,590
Issued in reinvestment of distributions	20,519	7,402
Redeemed	(21,933)	(46,753)
Net increase (decrease)	130,846	139,239

Financial Highlights
VIP Investor Freedom 2045 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.02	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.17	.19
Net realized and unrealized gain (loss)	1.29	1.31	.85
Total from investment operations	1.31	1.48	1.04
Distributions from net investment income	-	(.14)	(.12)
Distributions from net realized gain	(.81)	(.23)	(.01)
Total distributions	(.81)	(.37)	(.13)
Net asset value, end of period	$12.52	$12.02	$10.91
Total Return D,E,F	11.26%	13.74%	10.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-% J
Expenses net of fee waivers, if any I	- % J	-%	-% J
Expenses net of all reductions, if any I	-% J	-%	-% J
Net investment income (loss)	.34% J	1.39%	2.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,491	$4,660	$2,711
Portfolio turnover rate K	30 % J	36%	19% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2050 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	107	995
Fidelity Long-Term Treasury Bond Index Fund (a)	68,385	634,612
TOTAL BOND FUNDS (Cost $648,323)		635,607

Domestic Equity Funds - 50.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	14,407	885,890
VIP Equity Income Portfolio - Investor Class (a)	25,289	716,172
VIP Growth & Income Portfolio - Investor Class (a)	29,622	985,240
VIP Growth Portfolio - Investor Class (a)	14,574	1,464,381
VIP Mid Cap Portfolio - Investor Class (a)	6,268	225,202
VIP Value Portfolio - Investor Class (a)	27,101	501,091
VIP Value Strategies Portfolio - Investor Class (a)	16,989	248,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,668,463)		5,026,518

International Equity Funds - 41.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	95,258	1,259,317
VIP Overseas Portfolio - Investor Class (a)	95,808	2,882,854
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,606,680)		4,142,171

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $139,330)	4.14	139,331	139,331

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,062,796)	9,943,627
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	9,943,628

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	1,038	52	3	-	9	995	107
Fidelity International Bond Index Fund	72,514	7,717	80,745	-	(644)	1,158	-	-
Fidelity Long-Term Treasury Bond Index Fund	478,001	243,684	94,723	9,924	(3,644)	11,294	634,612	68,385
VIP Contrafund Portfolio - Investor Class	652,494	273,216	102,545	20,704	(1,466)	64,191	885,890	14,407
VIP Emerging Markets Portfolio - Investor Class	945,993	374,611	206,868	-	(2,829)	148,410	1,259,317	95,258
VIP Equity Income Portfolio - Investor Class	532,423	200,905	61,347	4,087	(2,659)	46,850	716,172	25,289
VIP Government Money Market Portfolio - Investor Class	-	187,575	48,244	1,247	-	-	139,331	139,331
VIP Growth & Income Portfolio - Investor Class	730,492	258,659	85,510	7,389	(1,378)	82,977	985,240	29,622
VIP Growth Portfolio - Investor Class	1,081,368	454,474	147,468	13,103	(5,055)	81,062	1,464,381	14,574
VIP Investment Grade Bond II Portfolio - Investor Class	-	12,574	12,687	-	113	-	-	-
VIP Mid Cap Portfolio - Investor Class	167,624	75,550	15,000	7,695	(1,138)	(1,834)	225,202	6,268
VIP Overseas Portfolio - Investor Class	2,011,303	716,499	246,523	23,143	(1,831)	403,406	2,882,854	95,808
VIP Value Portfolio - Investor Class	374,132	158,834	27,133	14,801	(2,565)	(2,177)	501,091	27,101
VIP Value Strategies Portfolio - Investor Class	185,962	80,153	11,474	3,560	(1,720)	(4,379)	248,542	16,989
	7,232,306	3,045,489	1,140,319	105,656	(24,816)	830,967	9,943,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	635,607	635,607	-	-

Domestic Equity Funds	5,026,518	5,026,518	-	-

International Equity Funds	4,142,171	4,142,171	-	-

Money Market Funds	139,331	139,331	-	-
Total Investments in Securities:	9,943,627	9,943,627	-	-
VIP Investor Freedom 2050 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,062,796)	$9,943,627

Total Investment in Securities (cost $9,062,796)		$9,943,627
Receivable for investments sold		42,469
Receivable for fund shares sold		104
Total assets		9,986,200
Liabilities
Payable for investments purchased	$42,566
Payable for fund shares redeemed	6
Total liabilities		42,572
Net Assets		$9,943,628
Net Assets consist of:
Paid in capital		$9,015,980
Total accumulated earnings (loss)		927,648
Net Assets		$9,943,628
Net Asset Value, offering price and redemption price per share ($9,943,628 ÷ 792,273 shares)		$12.55
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,456
Expenses
Independent trustees' fees and expenses	$10
Total expenses before reductions	10
Expense reductions	(3)
Total expenses after reductions		7
Net Investment income (loss)		13,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(24,816)
Capital gain distributions from underlying funds:
Affiliated issuers	92,200
Total net realized gain (loss)		67,384
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	830,967
Total change in net unrealized appreciation (depreciation)		830,967
Net gain (loss)		898,351
Net increase (decrease) in net assets resulting from operations		$911,800
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,449	$78,322
Net realized gain (loss)	67,384	500,669
Change in net unrealized appreciation (depreciation)	830,967	(104,605)
Net increase (decrease) in net assets resulting from operations	911,800	474,386
Distributions to shareholders	(481,009)	(166,569)

Share transactions
Proceeds from sales of shares	2,250,352	5,190,105
Reinvestment of distributions	400,809	129,369
Cost of shares redeemed	(370,630)	(1,259,779)

Net increase (decrease) in net assets resulting from share transactions	2,280,531	4,059,695
Total increase (decrease) in net assets	2,711,322	4,367,512

Net Assets
Beginning of period	7,232,306	2,864,794
End of period	$9,943,628	$7,232,306

Other Information
Shares
Sold	189,097	433,569
Issued in reinvestment of distributions	33,540	10,873
Redeemed	(31,136)	(105,932)
Net increase (decrease)	191,501	338,510

Financial Highlights
VIP Investor Freedom 2050 Portfolio℠

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.18	.18
Net realized and unrealized gain (loss)	1.29	1.31	.85
Total from investment operations	1.31	1.49	1.03
Distributions from net investment income	-	(.13)	(.11)
Distributions from net realized gain	(.80)	(.24)	(.01)
Total distributions	(.80)	(.37)	(.11) D
Net asset value, end of period	$12.55	$12.04	$10.92
Total Return E,F,G	11.23%	13.80%	10.31%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-% K	-%	-% K
Expenses net of fee waivers, if any J	- % K	-%	-% K
Expenses net of all reductions, if any J	-% K	-%	-% K
Net investment income (loss)	.34% K	1.53%	2.40% K
Supplemental Data
Net assets, end of period (000 omitted)	$9,944	$7,232	$2,865
Portfolio turnover rate L	28 % K	44%	12% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio and VIP Investor Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.

In July 2025, the Board of Trustees approved to change the name of VIP Investor Freedom Income Portfolio to VIP Investor Freedom Retirement Portfolio effective April 30, 2026.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Investor Freedom Income Portfolio	71,779,127	7,586,446	(2,259,948)	5,326,498
VIP Investor Freedom 2010 Portfolio	48,699,578	6,685,144	(1,546,498)	5,138,646
VIP Investor Freedom 2015 Portfolio	77,275,157	15,299,676	(2,644,505)	12,655,171
VIP Investor Freedom 2020 Portfolio	145,338,770	37,434,348	(4,849,007)	32,585,341
VIP Investor Freedom 2025 Portfolio	163,078,822	53,020,060	(5,421,884)	47,598,176
VIP Investor Freedom 2030 Portfolio	303,784,530	87,702,519	(8,836,990)	78,865,529
VIP Investor Freedom 2035 Portfolio	27,716,917	2,238,664	(361,088)	1,877,576
VIP Investor Freedom 2040 Portfolio	19,045,897	2,015,131	(195,459)	1,819,672
VIP Investor Freedom 2045 Portfolio	5,802,731	739,712	(51,141)	688,571
VIP Investor Freedom 2050 Portfolio	9,107,706	955,157	(119,236)	835,921

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Investor Freedom Income Portfolio	(885,831)	(1,421,315)	(2,307,146)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	9,138,091	12,243,183
VIP Investor Freedom 2010 Portfolio	7,856,660	9,484,849
VIP Investor Freedom 2015 Portfolio	11,564,904	15,993,432
VIP Investor Freedom 2020 Portfolio	25,502,806	30,728,593
VIP Investor Freedom 2025 Portfolio	33,268,395	40,931,854
VIP Investor Freedom 2030 Portfolio	61,288,918	64,316,021
VIP Investor Freedom 2035 Portfolio	11,512,097	5,460,598
VIP Investor Freedom 2040 Portfolio	7,823,525	2,077,186
VIP Investor Freedom 2045 Portfolio	2,114,524	814,223
VIP Investor Freedom 2050 Portfolio	3,045,489	1,140,319
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Investor Freedom 2030 Portfolio	7
VIP Investor Freedom 2035 Portfolio	4
VIP Investor Freedom 2050 Portfolio	3
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Investor Freedom Income Portfolio	100%
VIP Investor Freedom 2010 Portfolio	100%
VIP Investor Freedom 2015 Portfolio	100%
VIP Investor Freedom 2020 Portfolio	100%
VIP Investor Freedom 2025 Portfolio	100%
VIP Investor Freedom 2030 Portfolio	100%
VIP Investor Freedom 2035 Portfolio	100%
VIP Investor Freedom 2040 Portfolio	100%
VIP Investor Freedom 2045 Portfolio	100%
VIP Investor Freedom 2050 Portfolio	100%

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
8. Prior Fiscal Year Reorganization Information.
On June 7, 2024, VIP Investor Freedom Income Portfolio acquired all of the assets and assumed all of the liabilities of VIP Investor Freedom 2005 Portfolio ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by VIP Investor Freedom Income Portfolio. The acquisition was accomplished by an exchange of shares of VIP Investor Freedom Income Portfolio for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by VIP Investor Freedom Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the VIP Investor Freedom Income Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
VIP Investor Freedom 2005 Portfolio	18,110,255	841,155	18,112,866	1,648,130	.9900181984

Surviving Fund	Net Assets $	Total net assets after the acquisition $
VIP Investor Freedom Income Portfolio	59,587,991	77,700,857

Pro forma results of operations of the combined entity for the entire period ended December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,728,803
Total net realized gain (loss)	698,838
Total change in net unrealized appreciation (depreciation)	(92,134)
Net increase (decrease) in net assets resulting from operations	$3,335,507

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the VIP Freedom Income Portfolio's Statement of Operations since June 7, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.833440.119
VIPIFF-SANN-0825
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investment Grade Bond Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	2,994,000	2,999,988
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	1,106,000	1,109,634
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	800,000	802,276
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	3,422,000	3,429,525
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	5,437,000	5,445,814
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	3,037,000	3,048,474
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	3,080,000	3,098,523
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	2,568,000	2,576,546
TOTAL BAILIWICK OF JERSEY		22,510,780
BERMUDA - 0.1%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	4,401,198	4,401,726
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	608,425	616,505
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	924,671	933,871
TOTAL CANADA		1,550,376
GRAND CAYMAN (UK OVERSEAS TER) - 5.0%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.6824% 7/22/2037 (b)(c)(d)	1,752,000	1,756,280
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	3,101,000	3,109,528
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	5,797,905	5,799,157
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	2,835,654	2,840,276
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	4,612,000	4,625,375
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	2,914,778	2,914,778
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 0% 7/15/2038 (b)(c)(d)	3,701,000	3,701,001
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	1,923,930	1,925,560
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	2,566,000	2,571,312
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	3,194,000	3,210,548
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	4,022,144	4,025,241
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	2,392,000	2,394,509
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	3,594,000	3,603,089
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	4,224,812	4,230,465
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	3,127,000	3,120,762
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)	5,159,852	5,169,274
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	2,964,104	2,968,331
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	2,444,000	2,448,363
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	3,967,000	3,977,282
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	2,935,000	2,927,078
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	4,498,016	4,497,994
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	2,890,000	2,894,690
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	3,494,185	3,502,571
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	3,636,000	3,616,377
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	3,598,073	3,594,597
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	2,526,193	2,526,494
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	3,244,000	3,254,760
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	3,958,000	3,965,378
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	1,889,869	1,890,744
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	1,005,251	1,005,970
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	3,105,000	3,114,386
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	4,331,000	4,343,447
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	3,186,000	3,178,516
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	1,600,000	1,602,237
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 1.29% 10/22/2038 (b)(c)(d)(e)	3,042,000	3,042,000
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	4,033,000	4,054,730
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	480,767	464,406
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	2,531,935	2,533,358
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	2,010,000	2,016,122
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	2,304,000	2,297,424
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	1,852,000	1,857,410
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	4,047,691	4,051,880
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	3,495,814	3,497,779
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	2,572,810	2,574,693
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	1,041,994	1,042,570
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6363% 7/25/2038 (b)(c)(d)	3,094,000	3,104,056
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	4,363,331	4,374,466
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	2,224,000	2,230,087
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	2,000,000	2,004,472
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	3,374,400	3,375,854
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	3,646,000	3,655,560
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	2,985,000	2,994,230
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	4,029,000	4,041,450
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	3,802,000	3,808,825
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	2,994,000	3,002,281
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	5,025,000	5,035,688
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	3,652,000	3,659,267
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	2,099,000	2,100,809
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	2,820,000	2,829,269
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	800,000	802,447
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	2,891,000	2,884,773
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	1,231,000	1,233,620
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 0% 7/15/2033 (b)(c)(d)(e)	3,079,000	3,079,000
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	1,738,753	1,739,020
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	3,638,000	3,626,078
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	1,408,460	1,409,281
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	1,877,719	1,812,203
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	4,820,896	4,828,127
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	1,572,000	1,578,562
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	4,874,693	4,882,439
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/17/2038 (b)(c)(d)	2,523,000	2,523,000
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	2,544,000	2,550,421
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	3,268,371	3,269,306
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	1,272,768	1,266,539
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,971,465	1,908,120
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	2,428,000	2,438,926
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	1,201,000	1,202,738
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		226,989,656
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	1,358,922	1,372,149
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	2,499,000	2,506,155
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	3,019,000	3,015,465
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	3,329,000	3,338,687
TOTAL MULTI-NATIONAL		8,860,307
UNITED STATES - 3.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	2,202,593	2,260,469
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	2,013,529	2,066,437
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,937,357	1,972,317
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	704,307	699,808
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	170,257	167,059
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,766,528	1,678,354
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	4,513,973	4,201,003
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	304,781	305,733
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	600,000	602,712
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	101,922	102,006
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	3,047,098	3,049,872
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	1,300,000	1,304,324
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,889,000	1,899,082
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	2,638,427	2,689,828
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	925,000	930,353
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	349,918	339,822
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (b)	125,510	118,897
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (b)	1,700,000	1,713,752
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	1,320,000	1,321,266
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	240,000	242,605
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (b)	710,000	722,149
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	3,462,762	3,246,553
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	1,217,954	1,215,867
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	300,000	302,537
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	730,000	736,939
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	2,200,000	2,201,239
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	699,857	702,984
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,737,000	1,761,955
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,374,000	1,393,409
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	302,168
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,720,000	1,725,579
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	442,403	430,057
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	1,391,834	1,318,784
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	1,232,658	1,023,134
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	154,911	152,614
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	875,000	876,659
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	536,615	531,471
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,776,000	1,791,544
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	900,000	907,598
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	3,173,905	3,139,593
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	1,268,975	1,221,564
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	1,505,000	1,510,909
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	500,000	504,757
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	48,264	48,320
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	770,000	779,235
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	612,312	613,825
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	598,000	609,750
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	3,140,000	3,148,666
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,736,238	1,762,238
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	778,231	781,677
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,100,000	1,121,036
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	485,000	485,189
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	370,000	371,484
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	4,200,000	4,217,690
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	4,460,763	4,539,961
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	444,700	445,461
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	2,515,000	2,543,631
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4618% 1/25/2038 (b)(c)(d)	3,110,000	3,110,009
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	694,565	699,009
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	1,136,746	1,085,562
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	700,000	705,284
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,400,000	1,404,699
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	2,668,313	2,709,817
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,000,000	999,118
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	112,400	112,562
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,000,000	2,024,288
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,300,000	1,299,540
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	748,788	754,907
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,445,746	1,455,133
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	700,000	703,328
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	909,534	922,360
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	597,739	605,031
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	2,599,695	2,474,691
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	2,852,190	2,777,198
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	2,548,395	2,351,670
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	923,906	921,515
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)	662,702	649,709
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	1,767,847	1,688,400
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (b)	290,212	265,553
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	1,356,000	1,333,821
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	1,037,000	980,265
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,600,000	1,613,231
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,500,000	1,502,901
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	1,800,000	1,802,727
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,090,000	1,103,133
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	2,155,000	2,191,028
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (b)	4,500,000	4,510,547
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	2,720,330	2,788,217
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	5,217,780	5,305,115
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	3,101,415	3,177,011
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	3,846,670	3,805,474
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	4,010,845	3,987,924
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	1,897,465	1,890,022
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2937% 9/25/2034 (c)(d)	3,777	3,908
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	295,632	295,919
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	86,808	86,853
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (b)	1,687,994	1,665,936
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (b)	700,000	709,233
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	199,435	199,564
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	1,365,000	1,368,660
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	500,000	500,266
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	2,540,000	2,568,209
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	1,224,278	1,236,131
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	2,858,126	2,873,809
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	1,240,051	1,276,951
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,473,930	1,474,894
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	908,139	912,074
TOTAL UNITED STATES		157,737,131
TOTAL ASSET-BACKED SECURITIES (Cost $423,572,037)		423,422,125

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	1,567,000	1,605,485
KeyBank NA/Cleveland OH 6.95% 2/1/2028	800,000	843,821
Regions Bank/Birmingham AL 6.45% 6/26/2037	4,383,000	4,531,170

TOTAL BANK NOTES (Cost $8,311,363)		6,980,476

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Angel Oak Mtg Tr 2025-7 Series 2025-7 Class A1, 5.509% 6/25/2070 (b)(d)	1,484,000	1,489,351
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	2,257,024	2,096,431
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(f)	681,616	683,271
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	3,746,368	3,427,897
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	1,636,464	1,634,512
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (b)	1,925,821	1,913,297
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	762,907	749,597
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	550,371	545,214
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,743,718	4,331,101
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	933,863	859,958
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	824,900	740,908
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	399,623	356,992
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	615,995	543,090
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	107,603	89,529
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	114,351	95,144
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	340,060	289,269
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	93,081	82,073
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,062,649	925,609
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	700,035	619,087
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,600,069	1,397,850
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	149,011	129,106
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	348,492	319,843
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	412,455	381,261
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	313,660	293,829
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	350,993	322,490
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	670,058	637,339
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	201,094	183,674
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	488,703	479,834
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	1,031,279	913,773
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,800,050	2,453,897
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	108,601	94,794
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	302,925	296,524
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	439,591	376,649
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,226,277	1,087,067
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 8/25/2052 (c)(d)	1,122,977	1,092,652
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 9/25/2052 (c)(d)	2,332,863	2,269,866
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 10/25/2052 (c)(d)	775,742	759,173
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 10/25/2052 (c)(d)	2,729,365	2,655,542
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	493,391	452,976
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	1,017,106	913,018
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	376,398	350,436
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8052% 11/25/2053 (c)(d)	671,487	675,810
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7552% 11/25/2053 (c)(d)	1,464,207	1,474,124
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8052% 11/25/2053 (c)(d)	386,212	388,715
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8352% 7/25/2054 (c)(d)	808,718	810,873
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 12/25/2054 (c)(d)	2,385,605	2,385,033
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4052% 12/25/2054 (c)(d)	1,425,168	1,423,032
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	17,127	17,561
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	393,785	362,232
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	200,446	181,033
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	1,253,958	1,251,896
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9052% 8/25/2054 (c)(d)	1,448,953	1,456,088
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 9/25/2054 (c)(d)	624,311	624,015
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 2/25/2055 (c)(d)	985,157	985,568
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 9/25/2054 (c)(d)	990,893	990,591
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	1,223,911	1,223,142
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	539,934	539,881
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	972,598	964,272
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	313,663	276,664
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	86,195	75,273
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	320,368	282,851
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	427,947	363,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	247,584	231,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	236,847	213,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	610,666	578,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	256,100	215,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	337,782	286,590
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	334,018	280,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	318,351	276,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	541,964	471,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	107,650	96,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	720,120	636,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	263,640	229,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	244,875	213,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	261,248	233,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	205,231	178,708
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	126,685	108,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	205,232	178,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	198,209	177,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	907,206	816,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	212,500	190,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	544,321	499,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	544,321	499,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	582,098	545,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	358,915	361,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	912,303	907,395
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 8/25/2053 (c)(d)	1,192,174	1,186,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7552% 10/25/2053 (c)(d)	1,042,138	1,050,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	859,459	858,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3052% 10/25/2054 (c)(d)	1,013,531	1,010,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	3,139,176	3,132,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	466,489	464,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5552% 10/25/2054 (c)(d)	965,333	966,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	775,256	775,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 4/25/2055 (c)(d)	983,846	980,151
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.6426% 6/16/2037 (c)(d)	3,550	4,103
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	436,681	426,689
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	687,952	691,853
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	451,609	424,582
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	1,460,180	1,465,223
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	1,132,440	1,054,794
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	609,360	570,860
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(f)	1,292,421	1,297,501
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	146,886	145,112
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	156,572	152,837
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	346,554	345,730
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(f)	893,251	857,700
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	600,000	599,520
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	985,028	964,079
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	311,034	305,259
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	1,124,032	1,091,662
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (b)(d)	1,071,214	1,077,940
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	776	720
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	700,000	679,075
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	1,168,176	1,117,069
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	900,000	903,739
TOTAL UNITED STATES		89,113,745
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,892,856)		89,113,745

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2040 (b)(c)(d)	2,180,000	2,191,584
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,703,921	1,626,740
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	491,000	458,939
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	2,486,701	2,478,930
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	560,468	556,308
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	396,318	392,688
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	708,133	699,021
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,312,918	1,281,750
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	218,564	214,445
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	251,544	248,925
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	1,000,000	988,917
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	700,551	685,269
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	373,546	344,416
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	179,659	173,450
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,332,463	1,275,377
BANK Series 2021-BN33 Class XA, 1.1564% 5/15/2064 (d)(g)	13,338,980	556,945
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	500,000	507,370
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	660,000	620,940
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5058% 9/15/2056 (d)	1,817,000	1,953,436
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	1,300,000	1,355,626
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	778,315	766,076
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	5,335,798	5,223,744
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,021,545	987,823
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3496% 7/15/2054 (d)(g)	2,705,318	142,461
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6539% 3/15/2041 (b)(c)(d)	1,612,058	1,614,073
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5028% 9/15/2054 (d)	700,000	723,207
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	3,700,000	3,832,233
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6837% 6/15/2041 (b)(c)(d)	2,329,000	2,331,911
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9533% 6/15/2041 (b)(c)(d)	1,150,000	1,151,438
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.153% 6/15/2041 (b)(c)(d)	813,000	814,016
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7034% 3/15/2041 (b)(c)(d)	7,297,570	7,304,411
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8028% 4/15/2037 (b)(c)(d)	2,751,605	2,753,324
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.9531% 5/15/2041 (b)(d)	4,049,211	4,054,272
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	2,544,198	2,525,117
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	1,864,321	1,839,852
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	1,232,474	1,212,445
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	1,293,785	1,269,527
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	5,017,787	5,006,811
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	733,467	730,258
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	981,551	976,030
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	952,598	946,644
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	3,312,521	3,295,958
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3247% 2/15/2039 (b)(c)(d)	2,982,617	2,980,753
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6241% 2/15/2039 (b)(c)(d)	1,404,350	1,402,595
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8735% 2/15/2039 (b)(c)(d)	1,404,350	1,400,853
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2726% 2/15/2039 (b)(c)(d)	1,404,350	1,400,839
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0732% 12/9/2040 (b)(c)(d)	1,850,167	1,855,355
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5026% 12/9/2040 (b)(c)(d)	408,841	410,114
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9519% 12/9/2040 (b)(c)(d)	221,247	221,899
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,800,000	1,842,316
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6046% 12/15/2039 (b)(c)(d)	1,400,945	1,402,258
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7551% 4/15/2040 (b)(c)(d)	6,970,000	6,967,822
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7118% 6/15/2035 (b)(c)(d)	1,203,000	1,204,876
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (b)(d)(g)	61,700,000	1,780,847
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7536% 4/15/2041 (b)(c)(d)	5,048,051	5,058,969
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0033% 4/15/2041 (b)(c)(d)	804,835	806,092
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2529% 4/15/2041 (b)(c)(d)	668,038	669,082
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4556% 3/15/2030 (b)(c)(d)	10,815,000	10,747,406
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7052% 3/15/2030 (b)(c)(d)	1,335,000	1,324,988
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.855% 3/15/2030 (b)(c)(d)	1,880,000	1,863,550
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	888,829	887,718
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	300,000	299,813
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2518% 4/15/2037 (b)(c)(d)	1,685,794	1,687,374
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6018% 4/15/2037 (b)(c)(d)	380,607	381,083
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1508% 4/15/2037 (b)(c)(d)	318,701	319,299
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7538% 2/15/2039 (b)(c)(d)	3,770,833	3,775,535
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1033% 2/15/2039 (b)(c)(d)	472,538	473,571
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.003% 3/15/2041 (b)(c)(d)	1,246,438	1,247,996
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2526% 3/15/2041 (b)(c)(d)	1,655,183	1,657,252
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4618% 2/15/2035 (b)(c)(d)	3,050,000	3,039,707
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	5,401,623	5,196,856
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	394,788
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	654,256	629,523
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	295,773	292,590
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,174,228	2,157,555
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	775,000	793,840
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	6,763,069	6,754,615
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	898,954	897,830
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	1,444,414	1,444,865
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	1,096,176	1,096,519
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	808,837	809,342
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	1,628,825	1,630,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	43,902	43,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,559,416	1,542,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	490,683	481,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,400,000	1,376,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,000,000	982,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,200,000	1,182,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,600,000	1,572,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,400,000	3,360,987
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	700,000	696,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,400,000	2,386,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	500,000	497,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	600,000	599,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,400,000	1,324,158
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	48,742	48,625
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	277,161	271,594
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	555,035	548,626
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	600,000	583,558
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	700,000	684,438
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	115,748	114,714
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	500,000	471,509
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	3,667,747	3,654,076
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	544,915	541,530
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	449,243	446,452
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	1,039,326	1,030,628
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	143,045	141,354
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	277,000	262,111
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	505,398	376,522
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	715,868	454,576
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 5.1583% 4/15/2037 (b)(c)(d)	1,439,036	1,422,847
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.607% 5/15/2039 (b)(c)(d)	5,702,564	5,524,359
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1057% 5/15/2039 (b)(c)(d)	4,064,838	3,699,003
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4049% 5/15/2039 (b)(c)(d)	2,311,651	2,080,486
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8537% 5/15/2039 (b)(c)(d)	2,054,528	1,839,045
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	67,118	66,739
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	611,979	607,389
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	534,885	529,537
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	495,153	480,401
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,407,809	4,365,809
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	2,047,725	1,981,126
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	1,931,450	1,829,514
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4008% 11/15/2040 (b)(c)(d)	598,375	598,560
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	1,120,800	1,121,501
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	1,185,780	1,207,808
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3118% 2/15/2039 (b)(c)(d)	1,190,000	1,171,430
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9618% 2/15/2039 (b)(c)(d)	619,000	606,070
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	1,059,647	1,058,985
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.157% 11/15/2038 (b)(c)(d)	5,931,653	5,927,946
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.506% 11/15/2038 (b)(c)(d)	2,616,173	2,614,538
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7552% 11/15/2038 (b)(c)(d)	1,364,340	1,363,487
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0044% 11/15/2038 (b)(c)(d)	896,702	896,141
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5547% 12/15/2039 (b)(c)(d)	3,736,000	3,734,827
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9042% 12/15/2039 (b)(c)(d)	910,000	907,723
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3036% 12/15/2039 (b)(c)(d)	671,000	669,323
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	294,705
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	3,269,943	2,776,847
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	256,512	206,793
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,260,731	1,240,225
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	466,185	449,366
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	2,496,000	2,483,737
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	800,000	834,573
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3025% 8/15/2041 (b)(c)(d)	600,000	597,551
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0029% 8/15/2041 (b)(c)(d)	1,400,000	1,393,000
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	2,300,000	2,308,599
TOTAL UNITED STATES		231,888,934
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $234,894,452)		231,888,934

Fixed-Income Funds - 1.8%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $82,190,535)	895,367	79,553,398

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	1,788,000	1,675,624
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	1,363,000	1,057,184
TOTAL SAUDI ARABIA		2,732,808
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,459,626)		2,732,808

Non-Convertible Corporate Bonds - 23.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	1,485,000	1,406,333
Westpac Banking Corp 4.11% 7/24/2034 (d)	2,107,000	2,036,130

TOTAL AUSTRALIA		3,442,463
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	1,417,000	1,440,886
Enbridge Inc 4.25% 12/1/2026	1,006,000	1,004,048
		2,444,934
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	1,074,000	1,062,254
TOTAL CANADA		3,507,188
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	4,420,000	4,598,143
Societe Generale SA 1.488% 12/14/2026 (b)(d)	5,527,000	5,446,539
Societe Generale SA 5.5% 4/13/2029 (b)(d)	3,018,000	3,071,956

TOTAL FRANCE		13,116,638
GERMANY - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	2,000,000	2,015,144
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	2,477,000	2,470,028
TOTAL GERMANY		4,485,172
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,289,000	2,230,119
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,397,000	2,283,562
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	2,564,000	2,322,958
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	1,774,000	1,771,002
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	7,503,000	7,747,463
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	2,058,000	2,059,313
		18,414,417
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	897,000	891,792
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	2,653,000	2,637,009
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	326,000	328,371
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	1,774,000	1,805,036
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	3,966,000	4,135,554
		9,797,762
TOTAL IRELAND		28,212,179
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	7,296,000	7,312,161
MEXICO - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos 4.5% 1/23/2026	3,020,000	2,978,475
Petroleos Mexicanos 5.95% 1/28/2031	3,652,000	3,292,643
Petroleos Mexicanos 6.35% 2/12/2048	7,493,000	5,214,379
Petroleos Mexicanos 6.49% 1/23/2027	2,174,000	2,158,782
Petroleos Mexicanos 6.5% 1/23/2029	3,157,000	3,090,356
Petroleos Mexicanos 6.5% 3/13/2027	2,742,000	2,722,806
Petroleos Mexicanos 6.7% 2/16/2032	9,246,000	8,583,986
Petroleos Mexicanos 6.75% 9/21/2047	6,872,000	4,978,077
Petroleos Mexicanos 6.84% 1/23/2030	2,517,000	2,428,653
Petroleos Mexicanos 6.95% 1/28/2060	4,473,000	3,215,640
Petroleos Mexicanos 7.69% 1/23/2050	9,202,000	7,223,570

TOTAL MEXICO		45,887,367
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	13,000,000	13,175,066
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,230,000	4,227,948

TOTAL NETHERLANDS		17,403,014
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	756,285	789,606
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	3,309,000	3,200,351
UBS Group AG 3.869% 1/12/2029 (b)(d)	2,282,000	2,246,782
UBS Group AG 4.125% 9/24/2025 (b)	2,986,000	2,981,035
UBS Group AG 4.194% 4/1/2031 (b)(d)	5,461,000	5,347,626
UBS Group AG 4.55% 4/17/2026	1,462,000	1,462,263
		15,238,057
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	597,600
TOTAL SWITZERLAND		15,835,657
UNITED KINGDOM - 0.6%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,907,000	2,071,041
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	906,000	905,693
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,890,000	1,950,705
Reynolds American Inc 5.7% 8/15/2035	689,000	703,348
Reynolds American Inc 6.15% 9/15/2043	2,271,000	2,297,476
Reynolds American Inc 7.25% 6/15/2037	1,681,000	1,879,139
		9,807,402
Financials - 0.4%
Banks - 0.4%
Barclays PLC 5.088% 6/20/2030 (d)	4,171,000	4,191,101
Barclays PLC 5.2% 5/12/2026	3,533,000	3,548,933
Barclays PLC 5.829% 5/9/2027 (d)	1,900,000	1,919,345
Barclays PLC 6.224% 5/9/2034 (d)	1,900,000	2,016,575
NatWest Group PLC 3.073% 5/22/2028 (d)	2,640,000	2,574,221
		14,250,175
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	1,287,000	1,228,118
TOTAL UNITED KINGDOM		25,285,695
UNITED STATES - 19.9%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	8,483,000	7,099,474
AT&T Inc 3.65% 9/15/2059	999,000	670,233
AT&T Inc 3.8% 12/1/2057	8,657,000	6,057,314
AT&T Inc 4.3% 2/15/2030	1,940,000	1,933,689
AT&T Inc 4.75% 5/15/2046	10,884,000	9,497,014
Verizon Communications Inc 2.55% 3/21/2031	3,143,000	2,818,919
		28,076,643
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	545,000	459,840
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,435,000	1,351,156
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,091,000	872,874
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	505,000	504,963
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,180,000	1,191,249
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	10,656,000	9,248,454
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,435,000	1,213,399
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,136,000	2,236,273
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,557,000	1,542,739
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,474,000	1,572,696
Discovery Communications LLC 3.625% 5/15/2030	3,396,000	2,998,159
Discovery Communications LLC 4.125% 5/15/2029	118,000	109,598
Time Warner Cable LLC 4.5% 9/15/2042	525,000	418,153
Time Warner Cable LLC 5.5% 9/1/2041	965,000	877,444
Time Warner Cable LLC 5.875% 11/15/2040	852,000	817,973
Time Warner Cable LLC 6.55% 5/1/2037	11,472,000	11,848,502
Time Warner Cable LLC 7.3% 7/1/2038	2,146,000	2,340,199
Warnermedia Holdings Inc 3.755% 3/15/2027	336,000	326,760
Warnermedia Holdings Inc 4.054% 3/15/2029	743,000	690,232
Warnermedia Holdings Inc 4.279% 3/15/2032	2,004,000	1,685,865
Warnermedia Holdings Inc 5.05% 3/15/2042	1,789,000	1,205,339
Warnermedia Holdings Inc 5.141% 3/15/2052	706,000	435,955
		43,947,822
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	3,463,000	3,426,838
T-Mobile USA Inc 3.875% 4/15/2030	5,007,000	4,862,888
		8,289,726
TOTAL COMMUNICATION SERVICES		80,314,191

Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
AutoNation Inc 4.75% 6/1/2030	434,000	431,525
AutoZone Inc 4% 4/15/2030	3,015,000	2,951,803
Lowe's Cos Inc 3.35% 4/1/2027	384,000	378,280
Lowe's Cos Inc 3.75% 4/1/2032	1,183,000	1,115,715
Lowe's Cos Inc 4.45% 4/1/2062	4,962,000	3,850,488
Lowe's Cos Inc 4.5% 4/15/2030	2,166,000	2,182,528
O'Reilly Automotive Inc 4.2% 4/1/2030	668,000	661,223
		11,571,562
Consumer Staples - 0.6%
Beverages - 0.1%
Molson Coors Beverage Co 5% 5/1/2042	7,433,000	6,779,801
Consumer Staples Distribution & Retail - 0.4%
Kroger Co/The 5% 9/15/2034	2,170,000	2,154,480
Mars Inc 4.8% 3/1/2030 (b)	3,145,000	3,186,514
Mars Inc 5% 3/1/2032 (b)	2,361,000	2,392,388
Mars Inc 5.2% 3/1/2035 (b)	1,962,000	1,985,503
Mars Inc 5.65% 5/1/2045 (b)	1,908,000	1,912,614
Mars Inc 5.7% 5/1/2055 (b)	3,805,000	3,795,712
		15,427,211
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	408,000	379,531
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	3,140,000	2,552,463
Altria Group Inc 4.5% 5/2/2043	2,104,000	1,754,020
Altria Group Inc 4.8% 2/14/2029	575,000	581,379
Altria Group Inc 5.95% 2/14/2049	753,000	748,824
		5,636,686
TOTAL CONSUMER STAPLES		28,223,229

Energy - 1.8%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	1,223,000	1,177,086
Oil, Gas & Consumable Fuels - 1.8%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	547,000	577,430
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	1,473,000	1,545,594
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	440,000	454,370
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	793,000	819,597
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	475,000	500,663
DCP Midstream Operating LP 5.6% 4/1/2044	697,000	635,887
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	1,406,000	1,442,233
Energy Transfer LP 3.75% 5/15/2030	1,314,000	1,260,729
Energy Transfer LP 4.95% 6/15/2028	2,298,000	2,332,130
Energy Transfer LP 5% 5/15/2050	3,733,000	3,119,557
Energy Transfer LP 5.25% 4/15/2029	1,165,000	1,193,093
Energy Transfer LP 5.4% 10/1/2047	766,000	682,138
Energy Transfer LP 5.8% 6/15/2038	1,282,000	1,286,301
Energy Transfer LP 6% 6/15/2048	834,000	800,857
Energy Transfer LP 6.25% 4/15/2049	800,000	789,100
Hess Corp 4.3% 4/1/2027	2,776,000	2,769,489
Hess Corp 5.6% 2/15/2041	7,441,000	7,388,590
Hess Corp 7.125% 3/15/2033	569,000	644,356
Hess Corp 7.3% 8/15/2031	762,000	864,225
Hess Corp 7.875% 10/1/2029	2,490,000	2,802,348
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	261,000	279,076
Kinder Morgan Inc 5.55% 6/1/2045	1,383,000	1,304,583
MPLX LP 4.8% 2/15/2029	640,000	646,123
MPLX LP 4.95% 9/1/2032	3,480,000	3,447,815
MPLX LP 5.5% 2/15/2049	1,917,000	1,730,895
Occidental Petroleum Corp 6.2% 3/15/2040	965,000	944,224
Occidental Petroleum Corp 6.45% 9/15/2036	2,612,000	2,672,396
Occidental Petroleum Corp 6.6% 3/15/2046	3,240,000	3,192,835
Occidental Petroleum Corp 7.5% 5/1/2031	4,360,000	4,798,790
ONEOK Inc 4.25% 9/24/2027	1,093,000	1,091,161
ONEOK Inc 4.4% 10/15/2029	1,143,000	1,134,244
ONEOK Inc 4.75% 10/15/2031	2,223,000	2,200,946
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	751,000	717,850
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	4,528,000	4,520,425
Targa Resources Corp 4.9% 9/15/2030	1,607,000	1,620,566
Targa Resources Corp 5.65% 2/15/2036	3,869,000	3,905,361
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	577,000	544,213
Western Gas Partners LP 4.5% 3/1/2028	1,136,000	1,129,067
Western Gas Partners LP 4.65% 7/1/2026	5,141,000	5,130,187
Western Gas Partners LP 4.75% 8/15/2028	656,000	655,678
Williams Cos Inc/The 3.5% 11/15/2030	4,829,000	4,565,077
Williams Cos Inc/The 4.65% 8/15/2032	3,633,000	3,563,472
Williams Cos Inc/The 5.3% 8/15/2052	824,000	751,814
		82,455,485
TOTAL ENERGY		83,632,571

Financials - 9.1%
Banks - 4.2%
Bank of America Corp 2.299% 7/21/2032 (d)	8,618,000	7,509,929
Bank of America Corp 3.419% 12/20/2028 (d)	10,766,000	10,523,590
Bank of America Corp 4.25% 10/22/2026	2,419,000	2,414,595
Bank of America Corp 4.45% 3/3/2026	861,000	860,085
Bank of America Corp 4.623% 5/9/2029 (d)	8,681,000	8,736,091
Bank of America Corp 5.015% 7/22/2033 (d)	18,422,000	18,637,689
Bank of America Corp 5.425% 8/15/2035 (d)	6,500,000	6,498,083
Citigroup Inc 4.3% 11/20/2026	983,000	981,582
Citigroup Inc 4.412% 3/31/2031 (d)	6,030,000	5,966,005
Citigroup Inc 4.45% 9/29/2027	9,708,000	9,717,317
Citigroup Inc 4.6% 3/9/2026	1,246,000	1,245,824
Citigroup Inc 4.91% 5/24/2033 (d)	5,644,000	5,631,351
Citigroup Inc 5.5% 9/13/2025	3,136,000	3,139,776
Citizens Financial Group Inc 2.638% 9/30/2032	2,757,000	2,322,942
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	5,882,000	6,085,139
Fifth Third Bancorp 4.895% 9/6/2030 (d)	4,500,000	4,549,918
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	2,452,000	2,267,365
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	7,267,000	7,257,868
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	15,530,000	15,370,711
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	4,507,000	4,533,092
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	3,250,000	3,330,614
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	15,000,000	15,382,185
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	3,860,000	4,000,285
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	3,241,000	3,137,357
Wells Fargo & Co 3.526% 3/24/2028 (d)	5,273,000	5,199,833
Wells Fargo & Co 4.478% 4/4/2031 (d)	8,118,000	8,079,691
Wells Fargo & Co 5.013% 4/4/2051 (d)	9,125,000	8,308,472
Wells Fargo & Co 5.15% 4/23/2031 (d)	4,404,000	4,510,414
Wells Fargo & Co 5.244% 1/24/2031 (d)	6,240,000	6,401,226
Wells Fargo & Co 5.499% 1/23/2035 (d)	2,849,000	2,921,700
Wells Fargo & Co 5.605% 4/23/2036 (d)	3,890,000	4,015,334
		189,536,063
Capital Markets - 2.5%
Athene Global Funding 5.339% 1/15/2027 (b)	5,719,000	5,786,620
Athene Global Funding 5.583% 1/9/2029 (b)	2,875,000	2,955,233
Blackstone Private Credit Fund 7.05% 9/29/2025	4,363,000	4,387,022
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	5,355,000	4,676,767
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	2,100,000	1,890,098
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	23,641,000	23,304,961
Goldman Sachs Group Inc/The 3.8% 3/15/2030	8,794,000	8,581,758
Goldman Sachs Group Inc/The 4.25% 10/21/2025	1,288,000	1,286,420
Goldman Sachs Group Inc/The 6.75% 10/1/2037	1,275,000	1,399,669
Morgan Stanley 3.125% 7/27/2026	12,469,000	12,313,107
Morgan Stanley 3.622% 4/1/2031 (d)	5,698,000	5,464,139
Morgan Stanley 3.625% 1/20/2027	6,245,000	6,191,217
Morgan Stanley 4.431% 1/23/2030 (d)	2,495,000	2,491,491
Morgan Stanley 4.889% 7/20/2033 (d)	9,357,000	9,366,435
Morgan Stanley 5% 11/24/2025	8,309,000	8,321,463
Morgan Stanley 5.192% 4/17/2031 (d)	2,946,000	3,020,032
Morgan Stanley 5.23% 1/15/2031 (d)	9,000,000	9,213,237
Morgan Stanley 5.664% 4/17/2036 (d)	2,337,000	2,421,710
		113,071,379
Consumer Finance - 0.9%
Ally Financial Inc 5.543% 1/17/2031 (d)	672,000	681,442
Ally Financial Inc 5.737% 5/15/2029 (d)	819,000	833,581
Ally Financial Inc 7.1% 11/15/2027	4,120,000	4,341,459
Ally Financial Inc 8% 11/1/2031	1,535,000	1,747,782
Capital One Financial Corp 3.273% 3/1/2030 (d)	3,538,000	3,384,128
Capital One Financial Corp 3.65% 5/11/2027	7,652,000	7,570,212
Capital One Financial Corp 3.8% 1/31/2028	4,006,000	3,953,133
Capital One Financial Corp 4.1% 2/9/2027	1,620,000	1,612,414
Capital One Financial Corp 4.5% 1/30/2026	2,660,000	2,658,716
Capital One Financial Corp 4.985% 7/24/2026 (d)	3,566,000	3,565,839
Capital One Financial Corp 5.247% 7/26/2030 (d)	4,600,000	4,702,461
Synchrony Financial 3.95% 12/1/2027	4,360,000	4,287,295
		39,338,462
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	3,963,000	3,910,574
Corebridge Financial Inc 3.85% 4/5/2029	1,606,000	1,573,562
Corebridge Financial Inc 3.9% 4/5/2032	1,912,000	1,794,624
Corebridge Financial Inc 4.35% 4/5/2042	435,000	365,120
Corebridge Financial Inc 4.4% 4/5/2052	1,286,000	1,027,439
Corebridge Global Funding 4.9% 12/3/2029 (b)	3,500,000	3,549,219
Corebridge Global Funding 5.9% 9/19/2028 (b)	2,307,000	2,410,387
Equitable Holdings Inc 4.35% 4/20/2028	2,412,000	2,407,420
Equitable Holdings Inc 4.572% 2/15/2029 (b)	832,000	830,092
Jackson Financial Inc 3.125% 11/23/2031	436,000	385,987
Jackson Financial Inc 5.17% 6/8/2027	1,735,000	1,758,020
Jackson Financial Inc 5.67% 6/8/2032	1,866,000	1,903,451
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,479,000	3,921,195
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,723,000	1,575,493
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,885,000	1,923,454
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	229,000	234,247
Pine Street Trust II 5.568% 2/15/2049 (b)	3,236,000	2,954,526
		32,524,810
Insurance - 0.9%
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	6,263,000	5,813,860
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	2,324,000	2,325,506
Marsh & McLennan Cos Inc 4.375% 3/15/2029	2,258,000	2,266,666
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	3,298,000	2,181,810
MetLife Inc 5.3% 12/15/2034	6,750,000	6,934,125
Pacific LifeCorp 5.125% 1/30/2043 (b)	2,981,000	2,758,798
Reinsurance Group of America Inc 6% 9/15/2033	5,628,000	5,899,107
Unum Group 3.875% 11/5/2025	2,759,000	2,748,780
Unum Group 4% 6/15/2029	2,503,000	2,456,880
Unum Group 4.046% 8/15/2041 (b)	151,000	120,637
Unum Group 5.75% 8/15/2042	3,920,000	3,779,010
Western-Southern Global Funding 4.9% 5/1/2030 (b)	1,286,000	1,298,097
		38,583,276
TOTAL FINANCIALS		413,053,990

Health Care - 1.2%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	2,052,000	2,096,655
Amgen Inc 5.25% 3/2/2030	1,874,000	1,930,936
Amgen Inc 5.25% 3/2/2033	2,115,000	2,165,808
		6,193,399
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	5,569,000	5,171,570
Centene Corp 2.625% 8/1/2031	2,597,000	2,225,118
Centene Corp 3.375% 2/15/2030	2,896,000	2,667,313
Centene Corp 4.25% 12/15/2027	3,262,000	3,212,572
Centene Corp 4.625% 12/15/2029	5,066,000	4,927,356
Cigna Group/The 4.8% 8/15/2038	2,144,000	2,015,643
CVS Health Corp 3% 8/15/2026	355,000	349,382
CVS Health Corp 3.625% 4/1/2027	1,019,000	1,006,183
CVS Health Corp 4.78% 3/25/2038	3,388,000	3,109,264
CVS Health Corp 5% 1/30/2029	1,590,000	1,614,186
CVS Health Corp 5.25% 1/30/2031	652,000	666,602
HCA Inc 3.5% 9/1/2030	2,160,000	2,042,567
HCA Inc 3.625% 3/15/2032	487,000	449,202
HCA Inc 5.45% 4/1/2031	4,100,000	4,227,667
HCA Inc 5.625% 9/1/2028	2,246,000	2,311,188
HCA Inc 5.875% 2/1/2029	2,447,000	2,539,647
Humana Inc 3.7% 3/23/2029	1,508,000	1,461,415
Sabra Health Care LP 3.2% 12/1/2031	5,311,000	4,732,754
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,197,000	1,193,257
		45,922,886
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	757,000	787,445
Mylan Inc 4.55% 4/15/2028	2,271,000	2,252,107
Utah Acquisition Sub Inc 3.95% 6/15/2026	873,000	864,753
		3,904,305
TOTAL HEALTH CARE		56,020,590

Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 5.04% 5/1/2027	1,681,000	1,693,523
Boeing Co 5.15% 5/1/2030	1,681,000	1,711,426
Boeing Co 5.705% 5/1/2040	1,703,000	1,682,460
Boeing Co 5.805% 5/1/2050	1,703,000	1,633,178
Boeing Co 5.93% 5/1/2060	1,680,000	1,596,944
Boeing Co 6.259% 5/1/2027	888,000	913,588
Boeing Co 6.298% 5/1/2029	1,138,000	1,203,038
Boeing Co 6.388% 5/1/2031	862,000	926,386
Boeing Co 6.528% 5/1/2034	923,000	1,002,866
Boeing Co 6.858% 5/1/2054	1,389,000	1,520,560
Boeing Co 7.008% 5/1/2064	1,311,000	1,439,933
		15,323,902
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	365,000	388,598
Carrier Global Corp 6.2% 3/15/2054	226,000	242,160
		630,758
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	399,000	408,648
Paychex Inc 5.35% 4/15/2032	555,000	569,899
Paychex Inc 5.6% 4/15/2035	435,000	449,643
		1,428,190
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	3,659,000	3,659,000
TOTAL INDUSTRIALS		21,041,850

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	634,000	639,992
Dell International LLC / EMC Corp 6.1% 7/15/2027	1,349,000	1,394,201
Dell International LLC / EMC Corp 6.2% 7/15/2030	1,167,000	1,248,807
		3,283,000
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (b)	944,000	890,323
Broadcom Inc 2.45% 2/15/2031 (b)	8,034,000	7,183,962
Broadcom Inc 2.6% 2/15/2033 (b)	8,034,000	6,871,754
Broadcom Inc 3.419% 4/15/2033 (b)	725,000	657,523
Broadcom Inc 3.5% 2/15/2041 (b)	5,763,000	4,567,454
Marvell Technology Inc 4.75% 7/15/2030	1,150,000	1,155,092
Marvell Technology Inc 5.45% 7/15/2035	1,871,000	1,884,020
		23,210,128
Software - 0.2%
Oracle Corp 2.3% 3/25/2028	5,824,000	5,527,648
Oracle Corp 3.6% 4/1/2040	3,327,000	2,662,854
		8,190,502
TOTAL INFORMATION TECHNOLOGY		34,683,630

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	1,918,000	2,015,388
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,944,000	2,045,976
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	1,136,000	1,205,932
		5,267,296
Real Estate - 2.8%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	834,000	694,529
Store Capital LLC 2.75% 11/18/2030	4,952,000	4,363,961
Store Capital LLC 4.625% 3/15/2029	1,018,000	1,001,109
VICI Properties LP 4.75% 2/15/2028	3,531,000	3,550,366
VICI Properties LP 4.75% 4/1/2028	745,000	751,094
VICI Properties LP 4.95% 2/15/2030	4,599,000	4,625,905
VICI Properties LP 5.125% 5/15/2032	1,205,000	1,200,564
VICI Properties LP 5.75% 4/1/2034	503,000	514,192
Vornado Realty LP 2.15% 6/1/2026	1,069,000	1,038,396
WP Carey Inc 2.4% 2/1/2031	2,157,000	1,896,621
WP Carey Inc 3.85% 7/15/2029	724,000	704,528
		20,341,265
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	2,366,000	2,382,894
Healthcare Realty Holdings LP 3.1% 2/15/2030	745,000	690,951
Healthcare Realty Holdings LP 3.5% 8/1/2026	775,000	765,289
Healthpeak OP LLC 3.25% 7/15/2026	325,000	321,100
Healthpeak OP LLC 3.5% 7/15/2029	373,000	360,089
Omega Healthcare Investors Inc 3.25% 4/15/2033	3,331,000	2,875,509
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,500,000	1,372,610
Omega Healthcare Investors Inc 3.625% 10/1/2029	3,357,000	3,195,583
Omega Healthcare Investors Inc 4.5% 4/1/2027	9,194,000	9,212,315
Omega Healthcare Investors Inc 4.75% 1/15/2028	3,623,000	3,638,496
Omega Healthcare Investors Inc 5.25% 1/15/2026	3,228,000	3,229,593
Ventas Realty LP 3% 1/15/2030	4,331,000	4,064,431
Ventas Realty LP 4% 3/1/2028	1,273,000	1,261,170
Ventas Realty LP 4.125% 1/15/2026	884,000	880,393
Ventas Realty LP 4.375% 2/1/2045	433,000	353,594
Ventas Realty LP 4.75% 11/15/2030	5,686,000	5,707,889
		40,311,906
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	1,037,000	929,295
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	2,203,000	2,018,751
Boston Properties LP 4.5% 12/1/2028	2,209,000	2,191,567
Boston Properties LP 6.75% 12/1/2027	2,669,000	2,802,697
COPT Defense Properties LP 2% 1/15/2029	328,000	298,830
COPT Defense Properties LP 2.25% 3/15/2026	945,000	926,979
COPT Defense Properties LP 2.75% 4/15/2031	914,000	808,426
Hudson Pacific Properties LP 4.65% 4/1/2029	4,395,000	3,948,746
		12,995,996
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,619,000	2,549,439
Brandywine Operating Partnership LP 4.55% 10/1/2029	3,316,000	3,123,225
Brandywine Operating Partnership LP 8.3% 3/15/2028	3,596,000	3,855,535
CBRE Services Inc 2.5% 4/1/2031	3,160,000	2,792,724
Tanger Properties LP 2.75% 9/1/2031	2,490,000	2,183,499
Tanger Properties LP 3.125% 9/1/2026	3,468,000	3,405,158
		17,909,580
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	427,000	371,818
American Homes 4 Rent LP 3.625% 4/15/2032	1,758,000	1,622,104
American Homes 4 Rent LP 5.5% 7/15/2034	4,187,000	4,242,873
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	2,644,000	2,502,816
Sun Communities Operating LP 2.3% 11/1/2028	948,000	886,158
Sun Communities Operating LP 2.7% 7/15/2031	2,448,000	2,169,486
UDR Inc 5.125% 9/1/2034	1,692,000	1,675,564
		13,470,819
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,875,000	2,789,083
Brixmor Operating Partnership LP 4.125% 5/15/2029	2,868,000	2,820,104
Brixmor Operating Partnership LP 4.125% 6/15/2026	2,638,000	2,627,953
Kite Realty Group Trust 4.75% 9/15/2030	5,514,000	5,503,980
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	654,000	672,681
Realty Income Corp 2.2% 6/15/2028	453,000	427,675
Realty Income Corp 2.85% 12/15/2032	556,000	486,608
Realty Income Corp 3.25% 1/15/2031	579,000	542,713
Realty Income Corp 3.4% 1/15/2028	904,000	886,477
Regency Centers LP 5.1% 1/15/2035	1,953,000	1,957,354
Simon Property Group LP 2.45% 9/13/2029	924,000	858,609
		19,573,237
TOTAL REAL ESTATE		125,532,098

Utilities - 1.0%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	3,742,000	3,412,548
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,957,000	1,819,625
Cleco Corporate Holdings LLC 3.743% 5/1/2026	7,482,000	7,429,064
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	449,000	431,517
Duke Energy Corp 2.45% 6/1/2030	1,580,000	1,433,753
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	750,000	662,981
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	2,595,000	2,237,618
Entergy Corp 2.8% 6/15/2030	1,621,000	1,497,351
Exelon Corp 2.75% 3/15/2027	829,000	808,850
Exelon Corp 3.35% 3/15/2032	1,006,000	927,992
Exelon Corp 4.05% 4/15/2030	988,000	971,939
Southern Co/The 4.85% 3/15/2035	5,500,000	5,376,597
		27,009,835
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	1,088,000	951,176
AES Corp/The 3.95% 7/15/2030 (b)	4,253,000	4,043,441
		4,994,617
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	4,856,000	4,581,183
NiSource Inc 3.6% 5/1/2030	2,477,000	2,375,879
Puget Energy Inc 4.1% 6/15/2030	1,909,000	1,843,942
Puget Energy Inc 4.224% 3/15/2032	3,417,000	3,215,785
		12,016,789
TOTAL UTILITIES		44,021,241

TOTAL UNITED STATES		903,362,248
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,142,181,207)		1,068,639,388

U.S. Government Agency - Mortgage Securities - 23.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.6%
Fannie Mae 2% 11/1/2051	819,604	654,227
Fannie Mae 2% 3/1/2052	2,084,111	1,661,631
Fannie Mae 2.5% 1/1/2052	393,785	329,207
Fannie Mae 2.5% 4/1/2052	526,966	442,028
Fannie Mae 2.5% 6/1/2052	1,812,308	1,530,956
Fannie Mae 5.5% 2/1/2055	2,672,282	2,695,564
Fannie Mae 6.5% 7/1/2054	253,197	264,754
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (c)(d)	1,340	1,368
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (c)(d)	1,586	1,627
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.643%, 6.905% 11/1/2036 (c)(d)	23,632	24,293
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 6.395% 5/1/2036 (c)(d)	18,806	19,356
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.564% 6/1/2042 (c)(d)	18,607	19,340
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.814% 7/1/2035 (c)(d)	1,697	1,745
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	10,290	10,628
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (c)(d)	4,617	4,810
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	8,493	8,845
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.569% 7/1/2041 (c)(d)	10,324	10,766
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	11,005	11,371
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (c)(d)	2,761	2,843
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.385% 9/1/2036 (c)(d)	19,984	20,690
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.738% 7/1/2037 (c)(d)	6,992	7,264
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (c)(d)	27,134	27,537
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	2,260	2,313
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.508% 8/1/2036 (c)(d)	33,367	34,162
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.24% 10/1/2033 (c)(d)	3,037	3,098
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.464%, 6.711% 5/1/2035 (c)(d)	3,846	3,941
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,607,361	1,434,981
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	181,232	150,828
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,246,797	1,691,159
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	964,326	860,907
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	917,074	822,448
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	498,518	445,055
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	26,991	24,206
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	18,683	16,755
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	176,596	147,207
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	3,171,348	2,616,181
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	988,866	882,816
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	18,916	16,887
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	179,548	149,545
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	184,649	153,546
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,814,941	1,366,102
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	18,913	16,885
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	188,503	156,641
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	754,483	567,426
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,055,140	793,542
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	858,501	791,445
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,012,102	807,883
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,107,764	3,296,882
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	65,539	52,294
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	60,202	52,025
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,901	15,318
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	340,069	275,064
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	125,249	100,094
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,481,119	1,992,892
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,091,815	1,684,770
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,845,942	1,489,625
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	103,225	94,597
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,584,546	1,367,652
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	982,759	840,930
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	786,800	673,145
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	251,074	201,198
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	209,199	166,922
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	145,563	115,646
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	107,772	85,622
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	65,037	51,670
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	31,373	24,925
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	190,333	164,687
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,092	13,017
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	493,791	394,155
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,386,403	3,520,518
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,499,396	2,014,602
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,766,499	1,417,789
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,512,418	1,211,973
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,053,525	845,557
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	563,223	549,770
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	775,717	714,158
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,065	13,837
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	125,793	100,293
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,195	14,507
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,865	13,483
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	204,256	187,919
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,450	14,159
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	2,124,971	1,812,528
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	78,565	62,638
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,655	14,104
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,118,825	897,267
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	624,173	501,936
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	521,988	418,620
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	250,358	201,719
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	71,537	61,890
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,478,645	1,993,228
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,061,384	846,226
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	520,536	415,015
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,167	15,282
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,347,558	2,884,853
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	3,133,022	2,690,304
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	52,500	45,382
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	40,521	32,237
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	89,653	82,454
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	928,253	796,115
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	625,228	538,722
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	135,850	116,468
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,421,057	1,136,541
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	325,556	261,901
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	379,111	302,971
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	110,711	88,995
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,909	27,077
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	67,376	53,591
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	35,026	27,893
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	64,793	51,598
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	38,141	30,337
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	217,944	209,640
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	415,755	390,010
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	15,051	13,495
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	951,773	839,052
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	340,914	285,645
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	464,706	386,899
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	131,120	109,863
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	215,088	206,977
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	176,454	158,753
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	4,970,957	4,202,348
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,412,930	2,841,495
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	310,777	259,909
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	289,538	242,689
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	180,235	151,016
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	41,072	40,004
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	140,402	135,159
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	59,442	56,975
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	985,969	871,528
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	643,098	568,751
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	132,488	117,554
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,952,536	3,290,754
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,676,305	1,403,495
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,292,605	1,082,240
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	390,886	375,845
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,125,576	1,081,334
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,369,059	1,983,507
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,546,755	1,299,379
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	281,228	265,835
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	119,452	114,991
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	95,092	89,887
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	394,549	351,059
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	14,800	12,401
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	122,041	109,208
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	10,167	9,114
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	161,509	144,466
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	680,485	571,015
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	890,244	747,587
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	215,702	207,561
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	370,380	329,444
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,953,381	1,655,622
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	837,880	702,305
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	207,125	174,064
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	130,348	116,626
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	182,284	162,649
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	143,486	128,024
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	133,835	118,488
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	53,011	46,958
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,486,896	2,945,573
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,170,383	1,818,521
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,685,561	1,423,886
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,362,190	1,137,947
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	587,207	492,009
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	585,847	490,870
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,894	14,993
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	36,365	34,794
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	243,933	218,027
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	694,714	587,515
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	3,440,000	3,315,533
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	249,451	222,710
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	255,191	226,452
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	147,522	131,390
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	37,780	33,986
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,526,369	2,116,795
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,025,416	1,697,056
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,968,613	1,649,462
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	251,553	209,828
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	566,519	532,677
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	830,840	735,984
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	73,419	61,241
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	659,933	635,276
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	115,905	111,828
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	117,677	107,426
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	108,334	99,108
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	88,968	81,112
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,472	40,020
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,779	24,600
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,683	23,393
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,889	19,101
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,419	17,725
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,992	17,401
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,036	17,330
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,819	16,284
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,761	16,231
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,338	7,547
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	754,631	659,897
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	3,122,547	2,727,625
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	999,900	865,314
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	649,791	566,797
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	506,242	447,436
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	37,658	33,037
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,585	4,022
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	43,705	38,246
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (k)	6,213,094	5,452,538
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	422,129	369,004
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	54,556	47,519
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	46,345	40,368
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	20,228	19,614
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	78,400	76,494
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	34,645	31,544
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,668	17,176
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,856	16,553
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,162	15,716
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,166	11,914
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	146,761	128,337
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,222,076	1,071,716
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	337,926	294,553
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,231	16,028
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,224	15,142
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	277,171	268,703
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	206,812	201,280
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	897,384	863,854
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	255,432	246,447
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	114,780	104,845
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	66,034	60,375
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	47,564	43,305
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	47,372	43,253
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	47,027	42,992
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	45,469	41,200
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	44,267	40,470
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,516	18,000
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,265	16,692
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,881	14,512
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,496	8,590
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,289	6,721
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,292	2,054
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,369,281	1,197,386
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,719,523	3,251,424
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	534,783	468,651
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	468,887	409,878
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	416,256	364,000
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	135,185	132,212
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	53,380	52,097
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	716,537	653,751
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	548,027	500,217
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	289,525	264,641
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	265,363	242,204
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	65,717	60,088
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	57,401	51,967
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,570	36,022
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,412	4,134
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,012,383	891,935
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,418,886	2,112,960
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,140,210	996,003
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,032,375	901,806
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	109,946	106,883
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	35,988	34,924
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	59,566	54,412
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	68,242	61,502
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,006	7,895
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	7,931	6,948
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,515,181	1,331,125
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	999,900	865,314
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	626,786	546,730
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	145,974	133,329
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	122,113	110,087
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	72,482	63,383
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,899,611	3,374,726
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,298,863	1,143,114
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	55,125	50,286
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	43,783	39,906
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	39,725	36,208
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,123	23,842
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	77,348	69,546
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	8,321	7,646
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	8,251	7,472
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	262,220	231,023
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	52,209	47,719
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	30,355	27,089
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	11,633	10,423
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	46,799	40,997
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,624,612	3,172,988
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	157,248	153,608
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	37,737	34,396
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	37,513	33,613
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	33,438	29,962
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,676,345	1,474,284
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	924,291	811,147
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	53,456	46,628
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	24,988	21,766
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2053	999,901	866,252
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	344,922	334,721
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	341,437	310,846
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	168,269	150,721
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	65,031	58,249
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	23,836	21,350
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,027,312	902,199
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	59,748	52,471
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	611,838	535,986
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	13,722	12,008
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	733,681	643,870
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	68,368	59,764
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	72,385	70,262
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	59,700	57,920
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	333,113	324,201
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	417,337	368,467
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	58,168	50,902
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	999,900	865,315
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	28,890	25,164
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	136,096	127,562
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	60,948	56,280
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,012,907	934,055
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	926,675	854,246
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	353,267	325,656
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	194,268	179,084
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	128,703	118,643
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	127,720	117,737
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	118,511	109,248
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,949	26,686
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	385,763	356,094
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	151,674	137,840
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,153,810	1,063,989
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	124,357	114,637
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	362,568	335,136
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	10,591,331	9,621,197
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	54,687	51,085
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	50,009	46,100
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	572,170	519,269
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	58,882	55,222
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	179,182	165,457
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	82,214	75,788
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	238,669	216,602
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	122,403	114,607
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	372,281	349,270
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	133,059	124,876
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	87,199	81,623
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	696,421	643,295
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	587,710	542,876
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	382,039	352,776
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	306,930	288,635
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	223,119	209,459
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	38,229	35,735
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	11,364	10,803
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	206,070	190,092
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	87,870	81,057
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	4,131,548	3,750,851
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	172,013	158,676
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	114,678	105,786
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	110,603	102,028
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	100,484	92,693
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	689,457	646,423
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	40,686	39,007
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	164,506	154,477
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	175,685	162,063
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	169,438	156,300
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	100,019	92,202
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	231,928	214,380
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,663	15,165
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,271	3,166
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,970	5,760
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	95,521	91,237
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	37,548	35,521
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	22,348	21,635
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	166,131	160,251
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	30,580	29,073
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	401,762	383,088
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,957,551	1,894,431
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,633	1,575
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	207,238	200,261
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	51,004	48,267
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,031	4,895
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,777	3,653
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	60,317	57,736
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	30,023	28,524
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	29,394	27,808
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,162	15,585
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	118,585	114,330
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	15,848	15,376
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,497	12,998
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,184	9,848
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	1,502,579	1,430,391
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	25,481	24,105
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	31,251	30,110
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	29,201	28,211
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	925,013	886,082
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	193,624	186,791
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	66,902	64,539
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	27,830	26,803
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,860	3,719
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	149,200	143,308
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	20,756	19,778
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	363,645	345,606
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	86,653	82,165
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	83,976	79,627
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	583,707	548,258
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	389,487	366,028
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	385,512	366,388
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	912,977	865,691
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	152,957	145,035
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	68,913	66,079
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	46,727	45,219
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	695,441	651,816
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	671,695	629,560
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,115	2,051
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	4,924	4,746
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	368,038	351,391
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	32,201	30,674
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	205,994	195,775
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	117,450	112,703
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	21,762	21,026
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	436,535	416,517
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	19,602	18,660
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	39,504	37,399
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,466	9,908
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	63,340	59,901
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	26,355	25,997
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	54,485	53,516
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	13,757	13,513
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	170,491	168,812
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	16,154	16,006
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	119,080	117,895
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	115,107	113,061
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	13,590	13,531
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	369,944	366,126
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	132,687	130,942
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	45,227	44,423
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	42,644	41,886
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,878	23,453
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	13,277	13,058
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	687	675
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	30,714	29,976
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	852,077	831,339
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	31,150	30,670
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,409	4,345
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	324,434	319,275
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	19,572	19,133
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	751	749
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,326,057	1,319,636
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	228,719	227,688
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	49,577	49,006
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	97,285	95,738
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	45,267	44,547
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	29,956	29,386
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	50,038	48,695
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	56,327	55,431
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	347,600	339,140
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	60,831	59,275
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,122	15,730
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	51,327	50,851
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	274,360	267,683
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	54,325	54,094
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,369	24,266
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,900	10,854
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	7,889	7,859
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	25,000	24,747
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,072	9,968
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	49,149	48,367
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	41,357	40,621
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	960,754	931,666
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	59,941	59,681
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,617	28,491
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,504	22,406
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,291	12,239
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	129,153	128,464
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	63,126	62,004
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	306,422	309,994
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,446,932	1,435,166
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,188,652	1,178,987
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,725,074	1,715,899
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	925,988	918,459
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	973,289	965,071
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	24,259	24,509
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	11,435	11,542
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	18,183	18,393
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,164,198	1,166,373
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,691,280	1,694,968
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	286,965	288,936
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,854,360	5,868,958
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	574,540	580,461
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	195,917	198,426
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,486,850	1,490,558
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	999,696	1,009,686
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	942,316	950,261
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	665,124	673,641
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	387,970	388,695
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	971,122	972,936
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	10,714	10,821
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	27,254	27,491
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (c)(d)	1,073	1,090
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (c)(d)	1,487	1,513
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	66,608	70,112
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	65,507	69,052
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	6,166	6,504
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	24,736	25,824
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	67,818	71,281
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	38,745	40,423
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,975,282	2,022,508
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,751,309	1,803,710
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	643,058	662,701
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	257,507	265,695
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,609,554	1,656,205
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	24,043	25,349
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	902,010	918,851
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,084,526	2,148,200
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	496,710	519,828
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	93,314	98,293
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	2,379,403	2,423,829
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,372,223	1,412,531
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,355,433	1,393,024
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	971,363	996,785
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,707,628	2,758,182
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	748,736	772,602
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	10,780	11,368
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	199,504	210,259
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	309,145	317,719
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,433,150	3,517,635
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,870,767	1,926,158
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,610,264	1,640,330
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	106,590	111,033
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,886,347	2,940,238
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	6,282	6,614
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	515,367	529,177
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,246,346	3,306,958
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	863,713	891,175
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	333,985	350,581
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,175,284	1,224,687
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	5,811	6,060
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	57,324	59,942
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	198,846	208,146
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	2,617	2,770
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	836,213	865,549
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	674,937	707,842
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	875,908	906,226
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	16,592	17,301
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,158	3,291
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	6,852	7,178
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,173,558	1,214,178
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	271,606	284,402
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	50,686	52,976
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	39,766	41,544
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,327	9,757
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	369,842	387,139
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	910,916	951,839
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	443	466
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	444	467
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	151	159
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	93	97
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	63	66
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	327	343
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	10	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	57	57
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	35	35
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	577	607
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	134	141
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	194	204
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	74	78
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	6,316	6,643
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	299	299
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	238	239
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	66	66
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	168	169
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	140	141
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	37	37
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	840	844
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	7	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	57	60
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	65	68
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	532	544
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	440	444
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	94	97
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	464	474
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	143	145
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	245	255
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	4,134	4,354
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	145	149
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	149	156
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	303	307
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	103	106
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	92	94
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	75	76
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	1,094	1,125
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	102	107
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	2,303	2,352
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	377	389
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	68	69
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	2,411	2,452
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	371	371
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	982	1,025
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	756	789
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	200	206
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	196	202
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	74	76
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	7,261	7,591
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	496	519
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	19	20
Freddie Mac Gold Pool 1.5% 1/1/2036	838,675	748,732
Freddie Mac Gold Pool 1.5% 1/1/2051	2,227,547	1,676,670
Freddie Mac Gold Pool 1.5% 11/1/2035	958,945	859,999
Freddie Mac Gold Pool 1.5% 11/1/2035	66,212	59,380
Freddie Mac Gold Pool 1.5% 12/1/2035	962,385	859,175
Freddie Mac Gold Pool 1.5% 12/1/2040	108,662	90,502
Freddie Mac Gold Pool 1.5% 2/1/2041	186,449	155,028
Freddie Mac Gold Pool 1.5% 2/1/2051	2,261,899	1,702,526
Freddie Mac Gold Pool 1.5% 3/1/2036	31,553	28,169
Freddie Mac Gold Pool 1.5% 3/1/2041	189,163	157,160
Freddie Mac Gold Pool 1.5% 4/1/2041	192,193	159,558
Freddie Mac Gold Pool 1.5% 4/1/2051	9,869,255	7,428,569
Freddie Mac Gold Pool 1.5% 5/1/2036	55,131	49,132
Freddie Mac Gold Pool 1.5% 7/1/2035	287,759	258,068
Freddie Mac Gold Pool 1.5% 8/1/2035	794,965	712,939
Freddie Mac Gold Pool 2% 1/1/2051	17,783	14,179
Freddie Mac Gold Pool 2% 1/1/2052	256,740	206,059
Freddie Mac Gold Pool 2% 1/1/2052	136,832	108,709
Freddie Mac Gold Pool 2% 1/1/2052	43,135	34,270
Freddie Mac Gold Pool 2% 10/1/2041	18,237	15,605
Freddie Mac Gold Pool 2% 10/1/2050	122,367	97,791
Freddie Mac Gold Pool 2% 10/1/2051	2,438,732	1,955,797
Freddie Mac Gold Pool 2% 10/1/2051	939,591	756,756
Freddie Mac Gold Pool 2% 10/1/2051	906,797	727,793
Freddie Mac Gold Pool 2% 10/1/2051	200,100	160,600
Freddie Mac Gold Pool 2% 11/1/2041	439,440	375,848
Freddie Mac Gold Pool 2% 11/1/2050	6,645,591	5,304,664
Freddie Mac Gold Pool 2% 11/1/2050	17,997	14,365
Freddie Mac Gold Pool 2% 11/1/2051	1,434,148	1,147,011
Freddie Mac Gold Pool 2% 11/1/2051	731,270	586,916
Freddie Mac Gold Pool 2% 11/1/2051	371,069	296,080
Freddie Mac Gold Pool 2% 11/1/2051	288,768	231,765
Freddie Mac Gold Pool 2% 11/1/2051	171,820	137,903
Freddie Mac Gold Pool 2% 11/1/2051	112,449	89,338
Freddie Mac Gold Pool 2% 11/1/2051	97,803	77,702
Freddie Mac Gold Pool 2% 11/1/2051	88,473	70,289
Freddie Mac Gold Pool 2% 11/1/2051	39,177	31,125
Freddie Mac Gold Pool 2% 12/1/2051	2,030,135	1,629,382
Freddie Mac Gold Pool 2% 12/1/2051	1,733,014	1,390,913
Freddie Mac Gold Pool 2% 12/1/2051	641,056	514,510
Freddie Mac Gold Pool 2% 12/1/2051	52,654	42,013
Freddie Mac Gold Pool 2% 2/1/2042	487,763	416,108
Freddie Mac Gold Pool 2% 2/1/2051	18,670	14,885
Freddie Mac Gold Pool 2% 2/1/2052	3,798,284	3,046,121
Freddie Mac Gold Pool 2% 2/1/2052	674,661	541,060
Freddie Mac Gold Pool 2% 3/1/2041	169,587	146,754
Freddie Mac Gold Pool 2% 3/1/2051	358,248	286,297
Freddie Mac Gold Pool 2% 3/1/2051	64,005	51,030
Freddie Mac Gold Pool 2% 3/1/2052	820,144	655,940
Freddie Mac Gold Pool 2% 4/1/2041	16,981	14,597
Freddie Mac Gold Pool 2% 4/1/2051	237,326	189,217
Freddie Mac Gold Pool 2% 4/1/2051	74,829	59,660
Freddie Mac Gold Pool 2% 4/1/2052	1,367,651	1,096,819
Freddie Mac Gold Pool 2% 5/1/2041	296,405	254,510
Freddie Mac Gold Pool 2% 5/1/2051	1,719,163	1,386,243
Freddie Mac Gold Pool 2% 5/1/2051	198,680	159,708
Freddie Mac Gold Pool 2% 5/1/2051	192,722	153,895
Freddie Mac Gold Pool 2% 5/1/2051	111,012	88,509
Freddie Mac Gold Pool 2% 5/1/2051	81,021	64,698
Freddie Mac Gold Pool 2% 6/1/2041	505,446	433,964
Freddie Mac Gold Pool 2% 6/1/2050	12,708,343	10,163,948
Freddie Mac Gold Pool 2% 6/1/2050	842,541	677,801
Freddie Mac Gold Pool 2% 6/1/2052	90,050	71,711
Freddie Mac Gold Pool 2% 7/1/2041	2,281,889	1,968,078
Freddie Mac Gold Pool 2% 7/1/2041	17,545	15,041
Freddie Mac Gold Pool 2% 7/1/2050	13,183	10,543
Freddie Mac Gold Pool 2% 7/1/2051	110,665	88,958
Freddie Mac Gold Pool 2% 8/1/2051	256,134	204,692
Freddie Mac Gold Pool 2% 8/1/2051	34,467	27,415
Freddie Mac Gold Pool 2% 8/1/2052	133,755	106,265
Freddie Mac Gold Pool 2% 9/1/2050	2,014,038	1,609,539
Freddie Mac Gold Pool 2% 9/1/2050	223,327	178,474
Freddie Mac Gold Pool 2% 9/1/2050	22,938	18,331
Freddie Mac Gold Pool 2% 9/1/2051	1,750,358	1,410,303
Freddie Mac Gold Pool 2.5% 1/1/2033	10,459	10,024
Freddie Mac Gold Pool 2.5% 1/1/2041	432,015	384,357
Freddie Mac Gold Pool 2.5% 1/1/2042	961,480	849,202
Freddie Mac Gold Pool 2.5% 1/1/2052	1,898,033	1,587,952
Freddie Mac Gold Pool 2.5% 1/1/2052	820,574	689,338
Freddie Mac Gold Pool 2.5% 10/1/2040	311,893	278,268
Freddie Mac Gold Pool 2.5% 10/1/2041	472,227	417,885
Freddie Mac Gold Pool 2.5% 10/1/2051	498,820	417,639
Freddie Mac Gold Pool 2.5% 11/1/2031	183,233	176,316
Freddie Mac Gold Pool 2.5% 11/1/2041	4,203,576	3,735,290
Freddie Mac Gold Pool 2.5% 11/1/2041	181,348	160,903
Freddie Mac Gold Pool 2.5% 11/1/2041	122,571	108,953
Freddie Mac Gold Pool 2.5% 11/1/2049	29,230	24,573
Freddie Mac Gold Pool 2.5% 11/1/2050	4,351,519	3,665,090
Freddie Mac Gold Pool 2.5% 11/1/2050	2,052,616	1,736,523
Freddie Mac Gold Pool 2.5% 11/1/2051	195,240	162,551
Freddie Mac Gold Pool 2.5% 12/1/2050	240,658	203,598
Freddie Mac Gold Pool 2.5% 12/1/2051	1,770,009	1,481,949
Freddie Mac Gold Pool 2.5% 12/1/2051	462,537	385,093
Freddie Mac Gold Pool 2.5% 2/1/2035	232,407	219,685
Freddie Mac Gold Pool 2.5% 2/1/2042	800,982	711,325
Freddie Mac Gold Pool 2.5% 2/1/2051	998,412	843,725
Freddie Mac Gold Pool 2.5% 2/1/2051	600,635	503,260
Freddie Mac Gold Pool 2.5% 3/1/2033	123,120	117,949
Freddie Mac Gold Pool 2.5% 3/1/2050	397,344	333,423
Freddie Mac Gold Pool 2.5% 3/1/2051	520,779	436,350
Freddie Mac Gold Pool 2.5% 4/1/2033	55,070	52,709
Freddie Mac Gold Pool 2.5% 4/1/2042	117,296	103,806
Freddie Mac Gold Pool 2.5% 4/1/2047	313,645	265,443
Freddie Mac Gold Pool 2.5% 4/1/2052	594,919	501,631
Freddie Mac Gold Pool 2.5% 5/1/2033	17,778	17,015
Freddie Mac Gold Pool 2.5% 5/1/2035	636,206	599,990
Freddie Mac Gold Pool 2.5% 5/1/2041	1,707,676	1,526,813
Freddie Mac Gold Pool 2.5% 5/1/2051	1,706,979	1,425,977
Freddie Mac Gold Pool 2.5% 5/1/2051	960,498	811,386
Freddie Mac Gold Pool 2.5% 6/1/2041	137,189	122,100
Freddie Mac Gold Pool 2.5% 7/1/2032	255,406	245,237
Freddie Mac Gold Pool 2.5% 7/1/2036	820,067	770,053
Freddie Mac Gold Pool 2.5% 8/1/2041	728,691	645,184
Freddie Mac Gold Pool 2.5% 8/1/2041	100,832	89,792
Freddie Mac Gold Pool 2.5% 8/1/2050	4,146,569	3,485,990
Freddie Mac Gold Pool 2.5% 8/1/2050	1,019,882	862,507
Freddie Mac Gold Pool 2.5% 9/1/2039	6,355	5,730
Freddie Mac Gold Pool 2.5% 9/1/2041	221,541	197,079
Freddie Mac Gold Pool 2.5% 9/1/2051	399,686	334,889
Freddie Mac Gold Pool 3% 1/1/2033	50,488	48,887
Freddie Mac Gold Pool 3% 1/1/2034	85,132	82,547
Freddie Mac Gold Pool 3% 1/1/2043	107,351	98,201
Freddie Mac Gold Pool 3% 1/1/2052	1,354,051	1,181,106
Freddie Mac Gold Pool 3% 1/1/2052	607,949	531,059
Freddie Mac Gold Pool 3% 1/1/2052	331,113	289,235
Freddie Mac Gold Pool 3% 1/1/2053	999,900	865,159
Freddie Mac Gold Pool 3% 10/1/2049	298,363	261,746
Freddie Mac Gold Pool 3% 11/1/2042	128,416	118,773
Freddie Mac Gold Pool 3% 11/1/2042	31,892	29,166
Freddie Mac Gold Pool 3% 11/1/2042	9,403	8,635
Freddie Mac Gold Pool 3% 11/1/2050	154,477	135,085
Freddie Mac Gold Pool 3% 11/1/2051	336,505	293,945
Freddie Mac Gold Pool 3% 11/1/2051	89,159	77,604
Freddie Mac Gold Pool 3% 12/1/2030	40,036	39,043
Freddie Mac Gold Pool 3% 12/1/2032	104,027	101,008
Freddie Mac Gold Pool 3% 12/1/2044	25,481	22,769
Freddie Mac Gold Pool 3% 12/1/2046	2,185,377	1,953,149
Freddie Mac Gold Pool 3% 12/1/2049	43,723	38,330
Freddie Mac Gold Pool 3% 12/1/2050	800,867	700,329
Freddie Mac Gold Pool 3% 2/1/2033	38,326	37,416
Freddie Mac Gold Pool 3% 2/1/2043	302,574	277,411
Freddie Mac Gold Pool 3% 2/1/2043	61,103	56,179
Freddie Mac Gold Pool 3% 2/1/2043	49,736	45,386
Freddie Mac Gold Pool 3% 2/1/2043	28,060	25,692
Freddie Mac Gold Pool 3% 2/1/2043	20,722	18,964
Freddie Mac Gold Pool 3% 2/1/2043	16,044	14,563
Freddie Mac Gold Pool 3% 3/1/2033	85,864	83,290
Freddie Mac Gold Pool 3% 3/1/2050	541,979	475,126
Freddie Mac Gold Pool 3% 3/1/2052	894,412	781,292
Freddie Mac Gold Pool 3% 3/1/2052	167,821	146,386
Freddie Mac Gold Pool 3% 4/1/2032	15,232	14,843
Freddie Mac Gold Pool 3% 4/1/2032	5,458	5,322
Freddie Mac Gold Pool 3% 4/1/2033	39,937	38,730
Freddie Mac Gold Pool 3% 4/1/2034	205,729	199,227
Freddie Mac Gold Pool 3% 4/1/2046	38,118	34,162
Freddie Mac Gold Pool 3% 4/1/2046	31,595	28,316
Freddie Mac Gold Pool 3% 4/1/2050	543,087	476,097
Freddie Mac Gold Pool 3% 4/1/2050	528,265	465,085
Freddie Mac Gold Pool 3% 4/1/2051	556,887	481,930
Freddie Mac Gold Pool 3% 4/1/2052	1,525,395	1,343,436
Freddie Mac Gold Pool 3% 5/1/2045	32,286	28,994
Freddie Mac Gold Pool 3% 5/1/2045	20,694	18,607
Freddie Mac Gold Pool 3% 5/1/2045	19,431	17,443
Freddie Mac Gold Pool 3% 5/1/2045	18,600	16,721
Freddie Mac Gold Pool 3% 5/1/2046	580,830	520,560
Freddie Mac Gold Pool 3% 5/1/2046	91,446	81,957
Freddie Mac Gold Pool 3% 5/1/2051	396,864	347,043
Freddie Mac Gold Pool 3% 5/1/2051	90,329	78,989
Freddie Mac Gold Pool 3% 5/1/2052	1,349,601	1,178,490
Freddie Mac Gold Pool 3% 5/1/2052	999,900	865,314
Freddie Mac Gold Pool 3% 6/1/2031	38,880	37,908
Freddie Mac Gold Pool 3% 6/1/2031	17,187	16,762
Freddie Mac Gold Pool 3% 6/1/2031	10,108	9,847
Freddie Mac Gold Pool 3% 6/1/2031	8,695	8,489
Freddie Mac Gold Pool 3% 6/1/2031	7,757	7,557
Freddie Mac Gold Pool 3% 6/1/2031	6,048	5,907
Freddie Mac Gold Pool 3% 6/1/2031	5,984	5,828
Freddie Mac Gold Pool 3% 6/1/2045	68,066	61,408
Freddie Mac Gold Pool 3% 6/1/2045	25,441	22,849
Freddie Mac Gold Pool 3% 6/1/2045	12,583	11,308
Freddie Mac Gold Pool 3% 6/1/2046	575,807	516,059
Freddie Mac Gold Pool 3% 6/1/2050	1,864,162	1,644,123
Freddie Mac Gold Pool 3% 6/1/2052	551,380	480,955
Freddie Mac Gold Pool 3% 7/1/2032	20,334	19,774
Freddie Mac Gold Pool 3% 7/1/2045	47,102	42,259
Freddie Mac Gold Pool 3% 7/1/2045	20,173	18,224
Freddie Mac Gold Pool 3% 7/1/2051	55,996	48,844
Freddie Mac Gold Pool 3% 7/1/2052	999,900	865,315
Freddie Mac Gold Pool 3% 7/1/2052	999,900	865,314
Freddie Mac Gold Pool 3% 8/1/2032	23,320	22,683
Freddie Mac Gold Pool 3% 8/1/2032	15,937	15,494
Freddie Mac Gold Pool 3% 8/1/2042	13,132	12,040
Freddie Mac Gold Pool 3% 8/1/2042	10,073	9,201
Freddie Mac Gold Pool 3% 8/1/2045	34,264	30,773
Freddie Mac Gold Pool 3% 8/1/2045	33,784	30,342
Freddie Mac Gold Pool 3% 8/1/2045	30,596	27,478
Freddie Mac Gold Pool 3% 8/1/2045	18,950	17,001
Freddie Mac Gold Pool 3% 8/1/2045	14,877	13,370
Freddie Mac Gold Pool 3% 8/1/2049	3,434	3,016
Freddie Mac Gold Pool 3% 8/1/2052	99,991	86,594
Freddie Mac Gold Pool 3% 9/1/2049	9,991	8,843
Freddie Mac Gold Pool 3% 9/1/2050	10,719	9,380
Freddie Mac Gold Pool 3% 9/1/2051	297,095	259,706
Freddie Mac Gold Pool 3% 9/1/2051	95,226	83,241
Freddie Mac Gold Pool 3.5% 1/1/2043	15,719	14,648
Freddie Mac Gold Pool 3.5% 1/1/2046	34,010	31,446
Freddie Mac Gold Pool 3.5% 1/1/2048	4,315	3,983
Freddie Mac Gold Pool 3.5% 10/1/2040	19,940	18,580
Freddie Mac Gold Pool 3.5% 10/1/2042	119,054	111,749
Freddie Mac Gold Pool 3.5% 10/1/2047	11,580	10,703
Freddie Mac Gold Pool 3.5% 10/1/2049	1,918,047	1,757,344
Freddie Mac Gold Pool 3.5% 11/1/2033	21,268	20,824
Freddie Mac Gold Pool 3.5% 11/1/2040	41,697	38,853
Freddie Mac Gold Pool 3.5% 11/1/2046	6,412	5,918
Freddie Mac Gold Pool 3.5% 11/1/2047	79,009	73,032
Freddie Mac Gold Pool 3.5% 11/1/2047	13,974	12,903
Freddie Mac Gold Pool 3.5% 12/1/2033	178,670	174,654
Freddie Mac Gold Pool 3.5% 12/1/2040	40,547	37,743
Freddie Mac Gold Pool 3.5% 12/1/2047	17,845	16,473
Freddie Mac Gold Pool 3.5% 12/1/2052	633,432	571,056
Freddie Mac Gold Pool 3.5% 2/1/2034	4,787,957	4,681,725
Freddie Mac Gold Pool 3.5% 2/1/2034	241,452	235,187
Freddie Mac Gold Pool 3.5% 2/1/2043	356,580	334,524
Freddie Mac Gold Pool 3.5% 2/1/2043	104,000	97,810
Freddie Mac Gold Pool 3.5% 2/1/2043	42,206	39,915
Freddie Mac Gold Pool 3.5% 2/1/2052	202,259	183,812
Freddie Mac Gold Pool 3.5% 3/1/2032	454,134	445,589
Freddie Mac Gold Pool 3.5% 3/1/2045	58,556	54,415
Freddie Mac Gold Pool 3.5% 3/1/2045	14,826	13,807
Freddie Mac Gold Pool 3.5% 3/1/2045	13,586	12,650
Freddie Mac Gold Pool 3.5% 3/1/2045	9,693	9,045
Freddie Mac Gold Pool 3.5% 3/1/2052 (i)	3,368,040	3,059,537
Freddie Mac Gold Pool 3.5% 3/1/2052	886,021	804,919
Freddie Mac Gold Pool 3.5% 3/1/2052	835,115	757,577
Freddie Mac Gold Pool 3.5% 4/1/2040	49,430	46,688
Freddie Mac Gold Pool 3.5% 4/1/2042	45,202	42,546
Freddie Mac Gold Pool 3.5% 4/1/2043	788,314	738,715
Freddie Mac Gold Pool 3.5% 4/1/2043	174,855	163,916
Freddie Mac Gold Pool 3.5% 4/1/2043	81,661	76,686
Freddie Mac Gold Pool 3.5% 4/1/2046	478,346	442,425
Freddie Mac Gold Pool 3.5% 4/1/2046	261,920	242,169
Freddie Mac Gold Pool 3.5% 5/1/2034	208,003	202,813
Freddie Mac Gold Pool 3.5% 5/1/2040	97,428	92,093
Freddie Mac Gold Pool 3.5% 5/1/2045	651,347	604,424
Freddie Mac Gold Pool 3.5% 5/1/2045	13,059	12,118
Freddie Mac Gold Pool 3.5% 5/1/2045	8,307	7,680
Freddie Mac Gold Pool 3.5% 5/1/2045	7,025	6,522
Freddie Mac Gold Pool 3.5% 5/1/2046	426,049	394,588
Freddie Mac Gold Pool 3.5% 6/1/2032	2,167,224	2,125,338
Freddie Mac Gold Pool 3.5% 6/1/2040	88,419	83,687
Freddie Mac Gold Pool 3.5% 6/1/2045	788,426	732,453
Freddie Mac Gold Pool 3.5% 6/1/2045	126,018	117,391
Freddie Mac Gold Pool 3.5% 6/1/2045	15,565	14,497
Freddie Mac Gold Pool 3.5% 6/1/2048	12,422	11,396
Freddie Mac Gold Pool 3.5% 7/1/2040	12,722	11,855
Freddie Mac Gold Pool 3.5% 7/1/2042	320,570	300,778
Freddie Mac Gold Pool 3.5% 7/1/2042	59,605	56,060
Freddie Mac Gold Pool 3.5% 7/1/2047	192,953	178,596
Freddie Mac Gold Pool 3.5% 7/1/2051	1,116,833	1,013,575
Freddie Mac Gold Pool 3.5% 8/1/2034	351,733	342,806
Freddie Mac Gold Pool 3.5% 8/1/2040	57,735	53,796
Freddie Mac Gold Pool 3.5% 8/1/2042	22,676	21,273
Freddie Mac Gold Pool 3.5% 8/1/2043	9,978	9,351
Freddie Mac Gold Pool 3.5% 8/1/2047	298,233	275,669
Freddie Mac Gold Pool 3.5% 8/1/2047	34,200	31,612
Freddie Mac Gold Pool 3.5% 8/1/2047	23,627	21,839
Freddie Mac Gold Pool 3.5% 9/1/2040	43,512	40,271
Freddie Mac Gold Pool 3.5% 9/1/2042	507,238	475,619
Freddie Mac Gold Pool 3.5% 9/1/2042	408,239	382,582
Freddie Mac Gold Pool 3.5% 9/1/2042	7,835	7,343
Freddie Mac Gold Pool 3.5% 9/1/2046	179,625	166,248
Freddie Mac Gold Pool 3.5% 9/1/2047	6,449	5,961
Freddie Mac Gold Pool 3.5% 9/1/2047	6,016	5,561
Freddie Mac Gold Pool 4% 1/1/2041	489,535	474,348
Freddie Mac Gold Pool 4% 1/1/2043	8,909	8,558
Freddie Mac Gold Pool 4% 1/1/2044	17,957	17,208
Freddie Mac Gold Pool 4% 10/1/2042	11,339	10,936
Freddie Mac Gold Pool 4% 10/1/2042	6,827	6,646
Freddie Mac Gold Pool 4% 10/1/2042	4,686	4,502
Freddie Mac Gold Pool 4% 10/1/2043	47,472	45,591
Freddie Mac Gold Pool 4% 10/1/2043	23,243	22,275
Freddie Mac Gold Pool 4% 10/1/2043	13,772	13,200
Freddie Mac Gold Pool 4% 10/1/2043	11,344	10,924
Freddie Mac Gold Pool 4% 10/1/2052	412,420	388,482
Freddie Mac Gold Pool 4% 11/1/2041	2,848	2,755
Freddie Mac Gold Pool 4% 11/1/2042	1,286,549	1,244,833
Freddie Mac Gold Pool 4% 11/1/2042	39,785	38,372
Freddie Mac Gold Pool 4% 11/1/2042	34,179	32,908
Freddie Mac Gold Pool 4% 11/1/2042	24,754	23,870
Freddie Mac Gold Pool 4% 11/1/2042	15,207	14,614
Freddie Mac Gold Pool 4% 11/1/2042	1,516	1,486
Freddie Mac Gold Pool 4% 11/1/2043	215,099	206,970
Freddie Mac Gold Pool 4% 11/1/2051	16,748	15,850
Freddie Mac Gold Pool 4% 12/1/2042	25,423	24,477
Freddie Mac Gold Pool 4% 12/1/2042	11,291	10,932
Freddie Mac Gold Pool 4% 2/1/2043	37,102	35,714
Freddie Mac Gold Pool 4% 2/1/2043	24,465	23,507
Freddie Mac Gold Pool 4% 2/1/2043	23,788	22,861
Freddie Mac Gold Pool 4% 2/1/2043	10,520	10,099
Freddie Mac Gold Pool 4% 2/1/2044	14,286	13,678
Freddie Mac Gold Pool 4% 2/1/2045	322,033	308,871
Freddie Mac Gold Pool 4% 2/1/2048	28,698	27,247
Freddie Mac Gold Pool 4% 3/1/2043	15,761	15,245
Freddie Mac Gold Pool 4% 4/1/2042	971,060	936,773
Freddie Mac Gold Pool 4% 4/1/2042	549,960	531,241
Freddie Mac Gold Pool 4% 4/1/2043	17,042	16,426
Freddie Mac Gold Pool 4% 4/1/2043	9,089	8,845
Freddie Mac Gold Pool 4% 4/1/2046	111,080	105,913
Freddie Mac Gold Pool 4% 4/1/2052	19,107	18,076
Freddie Mac Gold Pool 4% 5/1/2037	1,323,383	1,289,468
Freddie Mac Gold Pool 4% 5/1/2043	20,870	20,042
Freddie Mac Gold Pool 4% 5/1/2043	15,278	14,656
Freddie Mac Gold Pool 4% 5/1/2043	8,425	8,083
Freddie Mac Gold Pool 4% 5/1/2043	3,996	3,839
Freddie Mac Gold Pool 4% 5/1/2048	774,062	732,520
Freddie Mac Gold Pool 4% 5/1/2048	526,230	499,613
Freddie Mac Gold Pool 4% 6/1/2043	23,603	22,839
Freddie Mac Gold Pool 4% 6/1/2043	16,245	15,591
Freddie Mac Gold Pool 4% 7/1/2043	43,840	42,098
Freddie Mac Gold Pool 4% 7/1/2043	39,669	38,220
Freddie Mac Gold Pool 4% 7/1/2043	21,789	20,989
Freddie Mac Gold Pool 4% 7/1/2043	15,267	14,646
Freddie Mac Gold Pool 4% 7/1/2043	14,185	13,606
Freddie Mac Gold Pool 4% 7/1/2043	13,244	12,701
Freddie Mac Gold Pool 4% 7/1/2043	5,843	5,605
Freddie Mac Gold Pool 4% 8/1/2043	24,145	23,180
Freddie Mac Gold Pool 4% 8/1/2043	23,042	22,289
Freddie Mac Gold Pool 4% 8/1/2043	19,989	19,335
Freddie Mac Gold Pool 4% 8/1/2043	7,654	7,341
Freddie Mac Gold Pool 4% 8/1/2044	8,882	8,513
Freddie Mac Gold Pool 4% 8/1/2044	6,242	6,019
Freddie Mac Gold Pool 4% 8/1/2052	17,188	16,255
Freddie Mac Gold Pool 4% 9/1/2041	39,556	38,275
Freddie Mac Gold Pool 4% 9/1/2042	25,154	24,382
Freddie Mac Gold Pool 4% 9/1/2043	38,434	36,984
Freddie Mac Gold Pool 4% 9/1/2043	34,520	33,163
Freddie Mac Gold Pool 4% 9/1/2043	28,972	27,804
Freddie Mac Gold Pool 4% 9/1/2043	28,853	27,776
Freddie Mac Gold Pool 4% 9/1/2043	24,484	23,479
Freddie Mac Gold Pool 4% 9/1/2043	24,304	23,386
Freddie Mac Gold Pool 4% 9/1/2043	11,137	10,673
Freddie Mac Gold Pool 4% 9/1/2043	4,861	4,693
Freddie Mac Gold Pool 4% 9/1/2051	14,772	13,985
Freddie Mac Gold Pool 4.5% 1/1/2041	15,181	15,074
Freddie Mac Gold Pool 4.5% 1/1/2042	611,681	606,453
Freddie Mac Gold Pool 4.5% 1/1/2047	18,329	17,911
Freddie Mac Gold Pool 4.5% 10/1/2041	170,472	168,943
Freddie Mac Gold Pool 4.5% 10/1/2041	8,419	8,359
Freddie Mac Gold Pool 4.5% 10/1/2048	1,147,414	1,122,715
Freddie Mac Gold Pool 4.5% 10/1/2048	56,404	54,802
Freddie Mac Gold Pool 4.5% 12/1/2040	42,222	41,888
Freddie Mac Gold Pool 4.5% 12/1/2045	46,003	45,666
Freddie Mac Gold Pool 4.5% 12/1/2046	20,364	19,900
Freddie Mac Gold Pool 4.5% 12/1/2047	328,502	320,302
Freddie Mac Gold Pool 4.5% 2/1/2041	28,543	28,302
Freddie Mac Gold Pool 4.5% 2/1/2041	28,535	28,286
Freddie Mac Gold Pool 4.5% 2/1/2041	21,363	21,150
Freddie Mac Gold Pool 4.5% 2/1/2041	20,802	20,635
Freddie Mac Gold Pool 4.5% 2/1/2041	17,551	17,420
Freddie Mac Gold Pool 4.5% 2/1/2041	12,136	12,020
Freddie Mac Gold Pool 4.5% 2/1/2044	106,927	105,565
Freddie Mac Gold Pool 4.5% 2/1/2047	75,268	73,553
Freddie Mac Gold Pool 4.5% 3/1/2041	118,124	117,123
Freddie Mac Gold Pool 4.5% 3/1/2041	27,354	27,123
Freddie Mac Gold Pool 4.5% 3/1/2041	19,424	19,250
Freddie Mac Gold Pool 4.5% 3/1/2044	107,990	106,408
Freddie Mac Gold Pool 4.5% 3/1/2044	95,969	94,762
Freddie Mac Gold Pool 4.5% 3/1/2044	64,768	63,820
Freddie Mac Gold Pool 4.5% 3/1/2044	39,198	38,624
Freddie Mac Gold Pool 4.5% 4/1/2035	1,131	1,127
Freddie Mac Gold Pool 4.5% 4/1/2041	189,675	188,014
Freddie Mac Gold Pool 4.5% 4/1/2041	29,040	28,748
Freddie Mac Gold Pool 4.5% 4/1/2041	28,454	28,191
Freddie Mac Gold Pool 4.5% 4/1/2048	153,024	149,108
Freddie Mac Gold Pool 4.5% 4/1/2048	60,057	58,520
Freddie Mac Gold Pool 4.5% 4/1/2048	58,776	57,272
Freddie Mac Gold Pool 4.5% 5/1/2039	91,548	90,913
Freddie Mac Gold Pool 4.5% 5/1/2041	30,946	30,653
Freddie Mac Gold Pool 4.5% 5/1/2041	30,332	30,025
Freddie Mac Gold Pool 4.5% 5/1/2041	4,475	4,436
Freddie Mac Gold Pool 4.5% 5/1/2047	188,727	184,370
Freddie Mac Gold Pool 4.5% 5/1/2047	141,569	138,300
Freddie Mac Gold Pool 4.5% 5/1/2047	61,427	60,009
Freddie Mac Gold Pool 4.5% 5/1/2048	119,795	116,692
Freddie Mac Gold Pool 4.5% 6/1/2035	537	535
Freddie Mac Gold Pool 4.5% 6/1/2041	32,506	32,254
Freddie Mac Gold Pool 4.5% 6/1/2041	23,575	23,348
Freddie Mac Gold Pool 4.5% 6/1/2041	20,155	20,000
Freddie Mac Gold Pool 4.5% 6/1/2041	9,638	9,578
Freddie Mac Gold Pool 4.5% 6/1/2047	271,171	264,910
Freddie Mac Gold Pool 4.5% 6/1/2047	81,086	79,417
Freddie Mac Gold Pool 4.5% 7/1/2025	14	14
Freddie Mac Gold Pool 4.5% 7/1/2047	147,284	144,298
Freddie Mac Gold Pool 4.5% 7/1/2047	113,823	111,195
Freddie Mac Gold Pool 4.5% 7/1/2047	64,120	62,800
Freddie Mac Gold Pool 4.5% 8/1/2040	4,872	4,834
Freddie Mac Gold Pool 4.5% 8/1/2041	57,171	56,668
Freddie Mac Gold Pool 4.5% 8/1/2041	4,307	4,272
Freddie Mac Gold Pool 4.5% 9/1/2041	446,344	442,358
Freddie Mac Gold Pool 4.5% 9/1/2041	79,489	78,803
Freddie Mac Gold Pool 4.5% 9/1/2041	10,077	9,992
Freddie Mac Gold Pool 5% 1/1/2040	56,030	56,751
Freddie Mac Gold Pool 5% 1/1/2053	932,920	923,877
Freddie Mac Gold Pool 5% 10/1/2052	1,001,640	993,496
Freddie Mac Gold Pool 5% 11/1/2052	1,070,846	1,065,150
Freddie Mac Gold Pool 5% 12/1/2052	1,128,371	1,118,843
Freddie Mac Gold Pool 5% 12/1/2052	1,050,575	1,041,705
Freddie Mac Gold Pool 5% 12/1/2052	273,578	271,268
Freddie Mac Gold Pool 5% 4/1/2040	107,160	108,554
Freddie Mac Gold Pool 5% 5/1/2040	10,354	10,487
Freddie Mac Gold Pool 5% 6/1/2040	37,362	37,847
Freddie Mac Gold Pool 5% 6/1/2041	182,346	184,724
Freddie Mac Gold Pool 5% 6/1/2052	790,284	786,389
Freddie Mac Gold Pool 5% 7/1/2040	12,318	12,475
Freddie Mac Gold Pool 5% 8/1/2040	56,225	56,946
Freddie Mac Gold Pool 5.5% 1/1/2055	2,036,089	2,066,616
Freddie Mac Gold Pool 5.5% 1/1/2055	1,894,799	1,913,142
Freddie Mac Gold Pool 5.5% 10/1/2054	715,517	722,444
Freddie Mac Gold Pool 5.5% 11/1/2054	630,673	639,341
Freddie Mac Gold Pool 5.5% 2/1/2054	268,359	269,196
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)(j)	3,292,979	3,341,323
Freddie Mac Gold Pool 6% 11/1/2053	338,364	347,220
Freddie Mac Gold Pool 6% 12/1/2052	200,998	206,510
Freddie Mac Gold Pool 6% 2/1/2055	586,480	604,211
Freddie Mac Gold Pool 6% 4/1/2032	56,943	59,027
Freddie Mac Gold Pool 6% 4/1/2054	2,152,880	2,216,623
Freddie Mac Gold Pool 6% 5/1/2033	19,246	19,882
Freddie Mac Gold Pool 6% 5/1/2054	1,606,087	1,654,644
Freddie Mac Gold Pool 6% 7/1/2037	3,183	3,356
Freddie Mac Gold Pool 6% 7/1/2039	2,109,246	2,169,312
Freddie Mac Gold Pool 6% 8/1/2037	32,610	34,310
Freddie Mac Gold Pool 6.5% 1/1/2054	1,851,813	1,934,862
Freddie Mac Gold Pool 6.5% 1/1/2054	1,000,021	1,042,056
Freddie Mac Gold Pool 6.5% 1/1/2054	488,907	511,222
Freddie Mac Gold Pool 6.5% 10/1/2053	1,264,212	1,317,452
Freddie Mac Gold Pool 6.5% 10/1/2053	1,233,511	1,288,927
Freddie Mac Gold Pool 6.5% 12/1/2053	186,853	195,592
Freddie Mac Gold Pool 6.5% 2/1/2054	4,280,743	4,460,685
Freddie Mac Gold Pool 6.5% 6/1/2054	1,900,563	1,990,104
Freddie Mac Gold Pool 6.5% 6/1/2054	395,662	415,416
Freddie Mac Gold Pool 6.5% 9/1/2053	274,617	287,470
Freddie Mac Gold Pool 6.5% 9/1/2053	265,428	276,606
Freddie Mac Gold Pool 6.5% 9/1/2054	7,156,253	7,522,479
Freddie Mac Gold Pool 6.5% 9/1/2054	470,542	494,182
Freddie Mac Gold Pool 7.5% 1/1/2027	85	85
Freddie Mac Gold Pool 7.5% 10/1/2027	19	19
Freddie Mac Gold Pool 7.5% 11/1/2029	1,141	1,193
Freddie Mac Gold Pool 7.5% 11/1/2031	105	112
Freddie Mac Gold Pool 7.5% 2/1/2028	56	58
Freddie Mac Gold Pool 7.5% 7/1/2031	146	153
Freddie Mac Gold Pool 7.5% 8/1/2026	13	13
Freddie Mac Gold Pool 7.5% 9/1/2031	2,265	2,401
Freddie Mac Gold Pool 8% 4/1/2027	90	91
Freddie Mac Gold Pool 8% 5/1/2027	34	35
Freddie Mac Gold Pool 8.5% 1/1/2028	97	98
Freddie Mac Gold Pool 8.5% 5/1/2027	20	21
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	753,321	775,155
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	396,158	415,472
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	365,067	383,664
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	113,828	120,161
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (c)(d)	17,011	17,313
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	1,616	1,685
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (c)(d)	12,456	12,939
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	15,979	16,662
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.838% 5/1/2041 (c)(d)	23,439	24,446
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.919% 6/1/2041 (c)(d)	22,449	23,398
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (c)(d)	6,434	6,684
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (c)(d)	233	237
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (c)(d)	1,225	1,269
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (c)(d)	1,853	1,892
Freddie Mac Non Gold Pool 5% 8/1/2053	531,027	523,722
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,989,533	2,011,902
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,734,548	1,755,676
Freddie Mac Non Gold Pool 5.5% 8/1/2053	660,682	668,730
Freddie Mac Non Gold Pool 5.5% 8/1/2053	650,409	656,909
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.303% 4/1/2035 (c)(d)	15,657	15,926
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	273	285
Freddie Mac Non Gold Pool 6% 6/1/2053	751,134	770,557
Freddie Mac Non Gold Pool 6% 6/1/2053	741,162	761,717
Freddie Mac Non Gold Pool 6% 6/1/2053	630,512	647,013
Freddie Mac Non Gold Pool 6% 6/1/2054	3,012,986	3,097,488
Freddie Mac Non Gold Pool 6% 7/1/2053	261,224	268,469
Freddie Mac Non Gold Pool 6% 7/1/2053	229,433	235,437
Freddie Mac Non Gold Pool 6% 9/1/2053	747,344	767,369
Freddie Mac Non Gold Pool 6.5% 1/1/2055	858,335	902,864
Freddie Mac Non Gold Pool 6.5% 1/1/2055	653,894	682,453
Freddie Mac Non Gold Pool 6.5% 11/1/2054	389,230	409,301
Freddie Mac Non Gold Pool 6.5% 2/1/2055	975,412	1,026,625
Ginnie Mae I Pool 2.5% 1/20/2052	899,052	757,759
Ginnie Mae I Pool 2.5% 12/20/2051	1,386,791	1,168,846
Ginnie Mae I Pool 2.5% 12/20/2051	916,910	772,810
Ginnie Mae I Pool 2.5% 12/20/2051	727,125	612,852
Ginnie Mae I Pool 2.5% 8/20/2051	5,143,979	4,335,562
Ginnie Mae I Pool 2.5% 8/20/2051	1,338,283	1,127,962
Ginnie Mae I Pool 2.5% 8/20/2051	771,909	650,598
Ginnie Mae I Pool 2.5% 9/20/2051	2,274,264	1,916,846
Ginnie Mae I Pool 2.5% 9/20/2051	1,326,758	1,118,248
Ginnie Mae I Pool 3% 1/15/2045	4,434	3,978
Ginnie Mae I Pool 3% 1/15/2045	3,934	3,539
Ginnie Mae I Pool 3% 12/20/2042	1,141,963	1,044,554
Ginnie Mae I Pool 3% 2/15/2045	11,917	10,692
Ginnie Mae I Pool 3% 2/15/2045	5,370	4,816
Ginnie Mae I Pool 3% 3/15/2045	18,740	16,788
Ginnie Mae I Pool 3% 3/15/2045	14,507	12,982
Ginnie Mae I Pool 3% 3/15/2045	13,593	12,219
Ginnie Mae I Pool 3% 3/15/2045	11,165	10,006
Ginnie Mae I Pool 3% 3/15/2045	10,275	9,250
Ginnie Mae I Pool 3% 3/15/2045	9,690	8,688
Ginnie Mae I Pool 3% 3/15/2045	5,443	4,887
Ginnie Mae I Pool 3% 3/15/2045	4,773	4,294
Ginnie Mae I Pool 3% 3/15/2045	4,328	3,873
Ginnie Mae I Pool 3% 3/15/2045	3,738	3,401
Ginnie Mae I Pool 3% 3/20/2043	752,474	688,379
Ginnie Mae I Pool 3% 3/20/2043	313,075	286,627
Ginnie Mae I Pool 3% 5/15/2045	10,536	9,446
Ginnie Mae I Pool 3% 6/15/2045	7,618	6,879
Ginnie Mae I Pool 3% 7/15/2045	11,774	10,533
Ginnie Mae I Pool 3% 7/15/2045	8,851	7,918
Ginnie Mae I Pool 3% 7/15/2045	8,351	7,471
Ginnie Mae I Pool 3% 7/15/2045	5,236	4,675
Ginnie Mae I Pool 3% 7/15/2045	4,533	4,045
Ginnie Mae I Pool 3.5% 1/15/2041	53,252	50,120
Ginnie Mae I Pool 3.5% 1/20/2050	347,578	317,084
Ginnie Mae I Pool 3.5% 1/20/2050	177,386	162,267
Ginnie Mae I Pool 3.5% 1/20/2050	173,002	158,257
Ginnie Mae I Pool 3.5% 1/20/2050	98,370	89,955
Ginnie Mae I Pool 3.5% 10/20/2052	489,822	446,735
Ginnie Mae I Pool 3.5% 11/15/2042	197,141	184,138
Ginnie Mae I Pool 3.5% 12/20/2049	44,118	40,372
Ginnie Mae I Pool 3.5% 12/20/2049	20,099	18,348
Ginnie Mae I Pool 3.5% 12/20/2049	15,585	14,266
Ginnie Mae I Pool 3.5% 12/20/2049	4,657	4,252
Ginnie Mae I Pool 3.5% 2/15/2041	95,109	89,130
Ginnie Mae I Pool 3.5% 2/15/2042	86,691	81,061
Ginnie Mae I Pool 3.5% 3/15/2043	94,288	87,611
Ginnie Mae I Pool 3.5% 5/15/2042	217,898	204,085
Ginnie Mae I Pool 3.5% 5/15/2042	153,492	143,722
Ginnie Mae I Pool 3.5% 5/15/2042	61,456	57,372
Ginnie Mae I Pool 3.5% 7/15/2043	138,776	128,821
Ginnie Mae I Pool 3.5% 7/20/2052	2,528,767	2,307,904
Ginnie Mae I Pool 3.5% 8/15/2042	107,510	100,555
Ginnie Mae I Pool 3.5% 8/20/2052	1,551,418	1,414,948
Ginnie Mae I Pool 3.5% 9/20/2052	3,759,453	3,428,751
Ginnie Mae I Pool 4% 1/15/2042	4,707	4,541
Ginnie Mae I Pool 4% 1/15/2043	22,168	21,330
Ginnie Mae I Pool 4% 10/15/2040	22,282	21,548
Ginnie Mae I Pool 4% 10/15/2041	190,479	183,621
Ginnie Mae I Pool 4% 10/15/2041	171,114	165,155
Ginnie Mae I Pool 4% 10/15/2041	148,878	143,468
Ginnie Mae I Pool 4% 10/15/2041	93,586	90,375
Ginnie Mae I Pool 4% 10/15/2041	43,018	41,595
Ginnie Mae I Pool 4% 10/15/2041	29,033	28,007
Ginnie Mae I Pool 4% 10/15/2041	22,610	21,834
Ginnie Mae I Pool 4% 10/15/2041	22,022	21,267
Ginnie Mae I Pool 4% 10/15/2041	20,893	20,193
Ginnie Mae I Pool 4% 10/15/2041	14,190	13,691
Ginnie Mae I Pool 4% 10/15/2041	10,449	10,071
Ginnie Mae I Pool 4% 10/15/2041	9,508	9,155
Ginnie Mae I Pool 4% 10/15/2041	2,534	2,448
Ginnie Mae I Pool 4% 11/15/2040	53,959	52,043
Ginnie Mae I Pool 4% 11/15/2040	10,940	10,567
Ginnie Mae I Pool 4% 11/15/2040	6,506	6,276
Ginnie Mae I Pool 4% 11/15/2041	60,010	57,910
Ginnie Mae I Pool 4% 11/15/2042	5,531	5,324
Ginnie Mae I Pool 4% 12/15/2041	85,087	82,038
Ginnie Mae I Pool 4% 12/15/2041	47,881	46,166
Ginnie Mae I Pool 4% 12/15/2041	27,854	26,893
Ginnie Mae I Pool 4% 12/15/2041	18,656	17,981
Ginnie Mae I Pool 4% 12/15/2041	13,058	12,635
Ginnie Mae I Pool 4% 12/15/2041	2,516	2,426
Ginnie Mae I Pool 4% 12/15/2042	5,917	5,702
Ginnie Mae I Pool 4% 2/15/2040	15,357	14,846
Ginnie Mae I Pool 4% 2/15/2041	11,970	11,571
Ginnie Mae I Pool 4% 2/15/2042	8,147	7,856
Ginnie Mae I Pool 4% 3/15/2040	71,779	69,562
Ginnie Mae I Pool 4% 3/15/2041	7,884	7,621
Ginnie Mae I Pool 4% 3/15/2042	30,161	29,065
Ginnie Mae I Pool 4% 3/15/2042	11,843	11,399
Ginnie Mae I Pool 4% 4/15/2042	14,535	14,000
Ginnie Mae I Pool 4% 4/15/2043	4,373	4,222
Ginnie Mae I Pool 4% 4/15/2046	807,066	773,101
Ginnie Mae I Pool 4% 4/20/2047	302,548	284,719
Ginnie Mae I Pool 4% 4/20/2047	296,378	278,913
Ginnie Mae I Pool 4% 4/20/2048	246,394	231,798
Ginnie Mae I Pool 4% 4/20/2048	233,950	220,091
Ginnie Mae I Pool 4% 6/15/2041	9,254	8,932
Ginnie Mae I Pool 4% 7/15/2040	26,398	25,560
Ginnie Mae I Pool 4% 7/15/2041	16,651	16,068
Ginnie Mae I Pool 4% 8/15/2041	251,226	242,392
Ginnie Mae I Pool 4% 8/15/2041	24,866	24,000
Ginnie Mae I Pool 4% 8/15/2043	6,348	6,088
Ginnie Mae I Pool 4% 9/15/2040	11,640	11,255
Ginnie Mae I Pool 4% 9/15/2041	27,676	26,703
Ginnie Mae I Pool 4% 9/15/2041	23,297	22,490
Ginnie Mae I Pool 4% 9/15/2041	20,593	19,906
Ginnie Mae I Pool 4% 9/15/2041	6,269	6,043
Ginnie Mae I Pool 4% 9/15/2041	2,995	2,902
Ginnie Mae I Pool 4.5% 2/15/2040	21,541	21,310
Ginnie Mae I Pool 4.5% 3/15/2041	413,406	408,287
Ginnie Mae I Pool 4.5% 3/15/2041	324,765	321,147
Ginnie Mae I Pool 4.5% 3/15/2041	107,571	106,385
Ginnie Mae I Pool 4.5% 3/15/2041	4,869	4,814
Ginnie Mae I Pool 4.5% 4/15/2040	3,312	3,276
Ginnie Mae I Pool 4.5% 4/15/2041	43,542	43,028
Ginnie Mae I Pool 4.5% 5/15/2039	7,022	6,950
Ginnie Mae I Pool 4.5% 6/15/2040	61,616	60,937
Ginnie Mae I Pool 4.5% 6/15/2040	41,885	41,436
Ginnie Mae I Pool 4.5% 6/15/2040	29,740	29,418
Ginnie Mae I Pool 4.5% 7/15/2040	79,515	78,649
Ginnie Mae I Pool 4.5% 7/15/2040	37,653	37,241
Ginnie Mae I Pool 4.5% 7/15/2040	27,016	26,712
Ginnie Mae I Pool 4.5% 7/15/2040	4,200	4,148
Ginnie Mae I Pool 4.5% 8/15/2039	74,503	73,733
Ginnie Mae I Pool 4.5% 8/15/2040	27,180	26,879
Ginnie Mae I Pool 5% 10/15/2039	21,735	21,972
Ginnie Mae I Pool 5% 10/15/2039	9,216	9,316
Ginnie Mae I Pool 5% 11/15/2040	19,307	19,518
Ginnie Mae I Pool 5% 11/15/2040	7,753	7,838
Ginnie Mae I Pool 5% 12/15/2039	26,570	26,860
Ginnie Mae I Pool 5% 3/15/2039	12,555	12,690
Ginnie Mae I Pool 5% 4/15/2040	3,951	3,994
Ginnie Mae I Pool 5% 4/15/2041	12,182	12,316
Ginnie Mae I Pool 5% 4/15/2041	6,976	7,052
Ginnie Mae I Pool 5% 4/15/2041	3,717	3,757
Ginnie Mae I Pool 5% 4/20/2048	656,964	661,848
Ginnie Mae I Pool 5% 6/15/2040	14,288	14,444
Ginnie Mae I Pool 5% 7/15/2040	23,681	23,940
Ginnie Mae I Pool 5% 7/15/2040	17,340	17,530
Ginnie Mae I Pool 5% 7/15/2040	14,501	14,659
Ginnie Mae I Pool 5% 8/15/2039	20,778	21,004
Ginnie Mae I Pool 5% 8/15/2039	2,068	2,091
Ginnie Mae I Pool 5% 8/15/2040	41,751	42,207
Ginnie Mae I Pool 5% 8/15/2040	34,514	34,892
Ginnie Mae I Pool 5% 9/15/2039	16,588	16,769
Ginnie Mae I Pool 5% 9/15/2040	25,576	25,856
Ginnie Mae I Pool 5% 9/15/2040	15,405	15,573
Ginnie Mae I Pool 6.5% 11/15/2035	4,532	4,732
Ginnie Mae I Pool 6.5% 4/15/2035	5,876	6,122
Ginnie Mae I Pool 6.5% 9/15/2035	13,285	13,811
Ginnie Mae I Pool 7% 1/15/2028	845	854
Ginnie Mae I Pool 7% 1/15/2028	47	47
Ginnie Mae I Pool 7% 10/15/2028	182	185
Ginnie Mae I Pool 7% 10/15/2028	23	23
Ginnie Mae I Pool 7% 10/15/2031	3,583	3,695
Ginnie Mae I Pool 7% 12/15/2028	249	252
Ginnie Mae I Pool 7% 12/15/2030	5,612	5,782
Ginnie Mae I Pool 7% 2/15/2028	3,458	3,498
Ginnie Mae I Pool 7% 2/15/2028	68	68
Ginnie Mae I Pool 7% 2/15/2031	275	283
Ginnie Mae I Pool 7% 2/15/2032	12,025	12,418
Ginnie Mae I Pool 7% 2/15/2032	365	377
Ginnie Mae I Pool 7% 3/15/2028	233	235
Ginnie Mae I Pool 7% 3/15/2029	1,634	1,666
Ginnie Mae I Pool 7% 3/15/2032	6,460	6,649
Ginnie Mae I Pool 7% 3/15/2032	4,883	5,042
Ginnie Mae I Pool 7% 3/15/2032	62	65
Ginnie Mae I Pool 7% 4/15/2028	516	522
Ginnie Mae I Pool 7% 4/15/2028	31	31
Ginnie Mae I Pool 7% 4/15/2029	1,394	1,420
Ginnie Mae I Pool 7% 4/15/2029	717	729
Ginnie Mae I Pool 7% 4/15/2031	963	986
Ginnie Mae I Pool 7% 4/15/2032	16,662	17,270
Ginnie Mae I Pool 7% 4/15/2032	1,842	1,908
Ginnie Mae I Pool 7% 4/15/2032	1,245	1,282
Ginnie Mae I Pool 7% 4/15/2032	356	368
Ginnie Mae I Pool 7% 5/15/2029	1,316	1,342
Ginnie Mae I Pool 7% 5/15/2032	644	667
Ginnie Mae I Pool 7% 6/15/2028	2,363	2,373
Ginnie Mae I Pool 7% 6/15/2028	622	631
Ginnie Mae I Pool 7% 6/15/2032	4,875	5,050
Ginnie Mae I Pool 7% 6/15/2032	1,779	1,834
Ginnie Mae I Pool 7% 6/15/2032	143	148
Ginnie Mae I Pool 7% 6/15/2032	133	138
Ginnie Mae I Pool 7% 7/15/2028	745	747
Ginnie Mae I Pool 7% 7/15/2028	132	133
Ginnie Mae I Pool 7% 7/15/2031	2,674	2,758
Ginnie Mae I Pool 7% 7/15/2031	1,103	1,135
Ginnie Mae I Pool 7% 7/15/2031	591	610
Ginnie Mae I Pool 7% 7/15/2032	1,744	1,782
Ginnie Mae I Pool 7% 7/15/2032	632	655
Ginnie Mae I Pool 7% 8/15/2031	2,258	2,285
Ginnie Mae I Pool 7% 8/15/2031	1,659	1,714
Ginnie Mae I Pool 7% 8/15/2031	176	179
Ginnie Mae I Pool 7% 9/15/2028	61	61
Ginnie Mae I Pool 7% 9/15/2028	12	12
Ginnie Mae I Pool 7% 9/15/2031	2,056	2,112
Ginnie Mae I Pool 7% 9/15/2031	679	698
Ginnie Mae I Pool 7% 9/15/2031	434	448
Ginnie Mae I Pool 7.5% 1/15/2026	8	8
Ginnie Mae I Pool 7.5% 10/15/2027	254	257
Ginnie Mae I Pool 7.5% 10/15/2027	36	36
Ginnie Mae I Pool 7.5% 10/15/2028	3,289	3,364
Ginnie Mae I Pool 7.5% 11/15/2025	2	2
Ginnie Mae I Pool 7.5% 11/15/2027	3	3
Ginnie Mae I Pool 7.5% 12/15/2025	5	5
Ginnie Mae I Pool 7.5% 12/15/2027	663	676
Ginnie Mae I Pool 7.5% 2/15/2027	140	140
Ginnie Mae I Pool 7.5% 3/15/2028	2,147	2,188
Ginnie Mae I Pool 7.5% 4/15/2027	832	841
Ginnie Mae I Pool 7.5% 4/15/2027	697	707
Ginnie Mae I Pool 7.5% 4/15/2027	314	318
Ginnie Mae I Pool 7.5% 4/15/2027	312	316
Ginnie Mae I Pool 7.5% 4/15/2027	263	266
Ginnie Mae I Pool 7.5% 4/15/2027	131	133
Ginnie Mae I Pool 7.5% 4/15/2027	92	93
Ginnie Mae I Pool 7.5% 4/15/2027	72	73
Ginnie Mae I Pool 7.5% 4/15/2027	48	48
Ginnie Mae I Pool 7.5% 6/15/2027	264	267
Ginnie Mae I Pool 7.5% 8/15/2028	344	346
Ginnie Mae I Pool 8% 3/15/2030	1,116	1,148
Ginnie Mae I Pool 8% 5/15/2030	577	594
Ginnie Mae I Pool 8% 9/15/2030	1,148	1,182
Ginnie Mae II Pool 2% 1/20/2051	13,335,800	10,873,003
Ginnie Mae II Pool 2% 10/20/2050	7,504,613	6,121,040
Ginnie Mae II Pool 2% 11/20/2050	3,478,744	2,836,305
Ginnie Mae II Pool 2% 12/20/2050	4,822,714	3,932,077
Ginnie Mae II Pool 2% 2/20/2051	708,504	577,660
Ginnie Mae II Pool 2% 2/20/2052	3,498,094	2,851,534
Ginnie Mae II Pool 2% 3/20/2052	4,579,098	3,734,165
Ginnie Mae II Pool 2% 4/20/2051	287,318	234,257
Ginnie Mae II Pool 2% 7/1/2055 (e)	32,350,000	26,356,868
Ginnie Mae II Pool 2% 9/20/2050	2,116,720	1,727,137
Ginnie Mae II Pool 2.5% 12/20/2051	121,921	103,674
Ginnie Mae II Pool 2.5% 7/1/2055 (e)	28,250,000	24,008,876
Ginnie Mae II Pool 2.5% 8/1/2055 (e)	16,050,000	13,640,441
Ginnie Mae II Pool 3% 1/20/2032	322,160	313,369
Ginnie Mae II Pool 3% 10/20/2031	106,696	103,839
Ginnie Mae II Pool 3% 11/20/2031	113,033	109,977
Ginnie Mae II Pool 3% 12/20/2031	172,884	168,211
Ginnie Mae II Pool 3% 12/20/2046	572,052	512,212
Ginnie Mae II Pool 3% 2/20/2031	13,850	13,513
Ginnie Mae II Pool 3% 3/20/2031	28,236	27,541
Ginnie Mae II Pool 3% 3/20/2046	98,450	88,244
Ginnie Mae II Pool 3% 3/20/2050	623,829	553,114
Ginnie Mae II Pool 3% 4/20/2031	104,692	102,086
Ginnie Mae II Pool 3% 4/20/2047	32,219	28,828
Ginnie Mae II Pool 3% 4/20/2052	3,699,631	3,271,292
Ginnie Mae II Pool 3% 5/20/2031	221,878	216,294
Ginnie Mae II Pool 3% 5/20/2052	10,874,995	9,615,903
Ginnie Mae II Pool 3% 7/1/2055 (e)	12,250,000	10,824,825
Ginnie Mae II Pool 3% 7/20/2031	2,874	2,799
Ginnie Mae II Pool 3% 8/20/2031	33,893	33,012
Ginnie Mae II Pool 3% 9/20/2031	13,736	13,375
Ginnie Mae II Pool 3.5% 12/20/2040	94,762	88,807
Ginnie Mae II Pool 3.5% 7/1/2055 (e)	21,000,000	19,062,708
Ginnie Mae II Pool 3.5% 8/1/2055 (e)	2,000,000	1,810,340
Ginnie Mae II Pool 4% 1/20/2041	313,172	302,257
Ginnie Mae II Pool 4% 1/20/2042	1,068,546	1,029,188
Ginnie Mae II Pool 4% 10/20/2040	152,406	147,129
Ginnie Mae II Pool 4% 11/20/2040	616,267	594,857
Ginnie Mae II Pool 4% 11/20/2054	2,460,617	2,290,050
Ginnie Mae II Pool 4% 2/20/2041	10,177	9,821
Ginnie Mae II Pool 4% 3/20/2047	160,224	151,484
Ginnie Mae II Pool 4% 4/20/2047	575,620	543,858
Ginnie Mae II Pool 4% 5/20/2046	895,728	849,382
Ginnie Mae II Pool 4% 6/20/2045	102,036	97,457
Ginnie Mae II Pool 4% 7/1/2055 (e)	1,300,000	1,208,117
Ginnie Mae II Pool 4% 7/20/2044	6,410	6,134
Ginnie Mae II Pool 4% 8/1/2055 (e)	1,300,000	1,207,812
Ginnie Mae II Pool 4% 8/20/2043	37,868	36,353
Ginnie Mae II Pool 4% 8/20/2045	736,954	699,975
Ginnie Mae II Pool 4% 9/20/2040	240,556	232,216
Ginnie Mae II Pool 4.5% 11/20/2054	12,409,784	11,884,157
Ginnie Mae II Pool 4.5% 3/20/2041	13,824	13,683
Ginnie Mae II Pool 4.5% 3/20/2055	1,993,926	1,908,225
Ginnie Mae II Pool 4.5% 5/20/2040	92,707	91,802
Ginnie Mae II Pool 4.5% 5/20/2041	26,980	26,701
Ginnie Mae II Pool 4.5% 7/1/2055 (e)	500,000	478,384
Ginnie Mae II Pool 4.5% 7/20/2040	70,602	69,901
Ginnie Mae II Pool 4.5% 9/20/2040	321,134	317,918
Ginnie Mae II Pool 5% 1/20/2055	5,557,951	5,459,885
Ginnie Mae II Pool 5% 11/20/2054	1,130,164	1,110,399
Ginnie Mae II Pool 5% 12/20/2054	8,263,716	8,117,908
Ginnie Mae II Pool 5% 7/1/2055 (e)	5,800,000	5,695,199
Ginnie Mae II Pool 5.5% 12/20/2054	691,691	692,779
Ginnie Mae II Pool 5.5% 7/1/2055 (e)	30,700,000	30,730,497
Ginnie Mae II Pool 5.5% 8/1/2055 (e)	14,950,000	14,953,172
Ginnie Mae II Pool 6% 1/20/2055	1,523,828	1,546,261
Ginnie Mae II Pool 6% 12/20/2054	3,040,242	3,084,998
Ginnie Mae II Pool 6% 7/1/2055 (e)	34,850,000	35,337,985
Ginnie Mae II Pool 6% 8/1/2055 (e)	30,550,000	30,943,167
Ginnie Mae II Pool 6.5% 5/20/2055	3,574,963	3,673,515
Ginnie Mae II Pool 6.5% 7/1/2055 (e)	13,100,000	13,447,273
Ginnie Mae II Pool 6.5% 8/1/2055 (e)	8,700,000	8,911,601
Uniform Mortgage Backed Securities 2% 7/1/2055 (e)	104,975,000	83,061,449
Uniform Mortgage Backed Securities 2% 8/1/2055 (e)	49,950,000	39,544,386
Uniform Mortgage Backed Securities 2.5% 7/1/2055 (e)	11,650,000	9,658,118
Uniform Mortgage Backed Securities 2.5% 8/1/2055 (e)	5,000,000	4,146,678
Uniform Mortgage Backed Securities 3% 7/1/2055 (e)	2,000,000	1,729,376
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (e)	11,000,000	9,900,431
Uniform Mortgage Backed Securities 3.5% 8/1/2055 (e)	6,600,000	5,939,486
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (e)	13,250,000	12,669,276
Uniform Mortgage Backed Securities 5% 7/1/2040 (e)	9,300,000	9,365,021
Uniform Mortgage Backed Securities 5% 7/1/2055 (e)	5,600,000	5,487,561
Uniform Mortgage Backed Securities 5% 8/1/2040 (e)	4,600,000	4,630,364
Uniform Mortgage Backed Securities 6% 7/1/2055 (e)	23,625,000	24,006,144
Uniform Mortgage Backed Securities 6% 8/1/2055 (e)	9,200,000	9,341,237
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (e)	8,200,000	8,463,938
Uniform Mortgage Backed Securities 6.5% 8/1/2055 (e)	6,900,000	7,112,392
TOTAL UNITED STATES		1,070,515,415
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,096,610,856)		1,070,515,415

U.S. Treasury Obligations - 42.4%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.89	22,865,200	14,215,724
US Treasury Bonds 1.75% 8/15/2041	1.90	80,591,100	53,504,935
US Treasury Bonds 1.875% 11/15/2051	1.83 to 1.95	50,329,100	27,999,494
US Treasury Bonds 2% 11/15/2041	2.00	13,511,200	9,292,117
US Treasury Bonds 2% 8/15/2051	1.84	104,090,400	60,010,555
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	38,732,200	23,658,414
US Treasury Bonds 3% 2/15/2047	1.86	42,593,200	31,976,512
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	58,000,000	48,681,485
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	4,500,000	3,670,313
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	126,266,000	112,786,118
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	87,500,000	79,816,406
US Treasury Bonds 4.25% 8/15/2054	4.65	13,950,000	12,739,184
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.82	15,730,000	14,990,198
US Treasury Bonds 4.625% 11/15/2044	4.52 to 4.88	10,000,000	9,789,063
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	18,670,000	18,133,238
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	27,128,000	26,975,405
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	3,192,187	3,088,637
US Treasury Notes 1.125% 8/31/2028	1.40	70,526,300	65,121,121
US Treasury Notes 1.75% 1/31/2029	1.74	27,595,700	25,780,420
US Treasury Notes 2.625% 7/31/2029	3.08	37,400,000	35,823,648
US Treasury Notes 2.875% 5/15/2032	2.94 to 2.96	61,937,000	57,790,125
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	181,445,000	172,961,029
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.92	144,500,000	139,295,743
US Treasury Notes 3.625% 9/30/2031	4.00	23,600,000	23,205,438
US Treasury Notes 3.75% 4/15/2028	3.69	60,000	60,074
US Treasury Notes 3.75% 5/31/2030	3.83 to 3.98	37,700,000	37,616,059
US Treasury Notes 3.75% 6/30/2030	4.11	7,000,000	6,982,227
US Treasury Notes 3.75% 8/31/2031	3.52	42,400,000	42,004,156
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.90	50,317,000	49,550,452
US Treasury Notes 3.875% 8/15/2034	4.25 to 4.27	83,400,000	81,422,086
US Treasury Notes 4% 1/31/2031	4.13 to 4.15	110,400,000	111,180,562
US Treasury Notes 4% 2/15/2034	4.28 to 4.71	64,400,000	63,728,328
US Treasury Notes 4.125% 10/31/2031	4.38	40,900,000	41,326,574
US Treasury Notes 4.125% 11/30/2031	4.55	4,000,000	4,040,469
US Treasury Notes 4.125% 5/31/2032	4.05	1,038,000	1,046,611
US Treasury Notes 4.125% 8/31/2030	4.61	71,100,000	72,127,617
US Treasury Notes 4.25% 5/15/2035	4.26	40,900,000	40,963,906
US Treasury Notes 4.375% 1/31/2032	4.41	48,500,000	49,649,981
US Treasury Notes 4.375% 11/30/2030	4.35	55,000,000	56,422,266
US Treasury Notes 4.5% 11/15/2033	4.04	45,000,000	46,223,438
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	44,000,000	45,368,125
US Treasury Notes 4.625% 2/15/2035	4.24 to 4.25	46,300,000	47,766,302
US Treasury Notes 4.625% 4/30/2031	4.50	43,300,000	44,957,578
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	8,090,000	8,047,022
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,086,205,967)			1,921,789,155

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $109,384,345)	4.32	109,362,833	109,384,705

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,600,000	115,979
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	1,300,000	61,702
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	11,100,000	429,886
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,700,000	96,501
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	15,120,000	321,820
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	1,320,000	49,194
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	1,330,000	48,457
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	3,880,000	140,966
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	4,300,000	159,705
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	1,330,000	51,317
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	5,390,000	198,092
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	2,650,000	100,027

TOTAL PUT SWAPTIONS			1,773,646
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,600,000	70,621
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	1,300,000	2,861
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	11,100,000	374,692
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,700,000	103,575
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	15,120,000	565,377
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	1,320,000	51,072
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	1,330,000	52,888
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	3,880,000	154,637
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	4,300,000	166,378
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	1,330,000	49,263
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	5,390,000	213,176
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	2,650,000	101,749

TOTAL CALL SWAPTIONS			1,906,289
TOTAL PURCHASED SWAPTIONS (Cost $4,068,149)			3,679,935

TOTAL INVESTMENT IN SECURITIES - 110.6% (Cost $5,279,771,393)	5,007,700,084
NET OTHER ASSETS (LIABILITIES) - (10.6)%	(475,164,013)
NET ASSETS - 100.0%	4,532,536,071

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 7/1/2055	(5,600,000)	(4,562,549)
Ginnie Mae II Pool 2.5% 7/1/2055	(16,050,000)	(13,640,441)
Ginnie Mae II Pool 3.5% 7/1/2055	(21,000,000)	(19,062,708)
Ginnie Mae II Pool 4% 7/1/2055	(1,300,000)	(1,208,117)
Ginnie Mae II Pool 4.5% 7/1/2055	(500,000)	(478,384)
Ginnie Mae II Pool 5.5% 7/1/2055	(14,950,000)	(14,964,851)
Ginnie Mae II Pool 6% 7/1/2055	(30,550,000)	(30,977,774)
Ginnie Mae II Pool 6.5% 7/1/2055	(13,100,000)	(13,447,273)
Uniform Mortgage Backed Securities 2% 7/1/2055	(59,550,000)	(47,118,926)
Uniform Mortgage Backed Securities 2.5% 7/1/2055	(8,100,000)	(6,715,086)
Uniform Mortgage Backed Securities 3.5% 7/1/2055	(16,000,000)	(14,400,627)
Uniform Mortgage Backed Securities 5% 7/1/2040	(4,600,000)	(4,632,161)
Uniform Mortgage Backed Securities 5.5% 7/1/2055	(525,000)	(524,795)
Uniform Mortgage Backed Securities 6% 7/1/2055	(18,725,000)	(19,027,092)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(8,200,000)	(8,463,938)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(199,224,722)

TOTAL TBA SALE COMMITMENTS (Proceeds $197,459,094)		(199,224,722)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	7,200,000	(158,930)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	1,700,000	(34,483)

TOTAL PUT SWAPTIONS			(193,413)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	7,200,000	(266,548)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	1,700,000	(27,016)

TOTAL CALL SWAPTIONS			(293,564)
TOTAL WRITTEN SWAPTIONS			(486,977)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	281	Sep 2025	58,458,977	203,937	203,937
CBOT US Treasury Long Bond Contracts (United States)	26	Sep 2025	2,998,125	50,697	50,697

TOTAL PURCHASED					254,634

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	31	Sep 2025	3,475,391	(18,639)	(18,639)
CBOT 5 Year US Treasury Note Contracts (United States)	171	Sep 2025	18,643,008	(268,817)	(268,817)
CBOT US Treasury Ultra Bond Contracts (United States)	8	Sep 2025	951,250	(45,391)	(45,391)

TOTAL SOLD					(332,847)

TOTAL FUTURES CONTRACTS					(78,213)
The notional amount of futures purchased as a percentage of Net Assets is 1.4%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	(8,264)	(33,620)	(41,884)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	530,000	(2,037)	(4,645)	(6,682)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,110,000	(4,266)	(11,655)	(15,921)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,418	(19,707)	(7,289)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	90,000	13,970	(23,059)	(9,089)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	17,075	(28,694)	(11,619)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	4,657	(8,844)	(4,187)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	230,000	35,702	(51,709)	(16,007)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	40,000	6,209	(8,695)	(2,486)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	18,627	(27,640)	(9,013)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	32,597	(47,071)	(14,474)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	15,523	(16,410)	(887)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	34,145	(41,720)	(7,575)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	5,837	(5,035)	802
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	4,100,000	(2,675)	2,099	(576)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	17,511	(11,793)	5,718
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	11,674	(7,746)	3,928
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	11,674	(7,746)	3,928
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	11,674	(7,277)	4,397
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	5,837	(4,958)	879
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,316	(32,021)	(3,705)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	500,000	29,185	(53,406)	(24,221)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	21,291	(29,824)	(8,533)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	21,291	(29,449)	(8,158)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	600,000	35,022	(58,986)	(23,964)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	34,145	(43,642)	(9,497)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	11,674	(14,457)	(2,783)

TOTAL BUY PROTECTION							418,812	(627,710)	(208,898)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	2,421	13,959	16,380
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	12,146	72,005	84,151
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(18,909)	31,618	12,709
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,455)	2,448	993
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	100,000	(1,455)	2,062	607
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,200,000	(17,454)	19,236	1,782
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(8,727)	9,434	707
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(7,273)	7,862	589
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(18,909)	17,443	(1,466)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	800,000	(11,636)	10,314	(1,322)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(45,090)	46,720	1,630
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(8,727)	14,810	6,083
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(8,727)	16,341	7,614
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(18,909)	39,881	20,972
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,100,000	(9,654)	17,580	7,926
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(15,798)	22,048	6,250

TOTAL SELL PROTECTION							(178,156)	343,761	165,605
TOTAL CREDIT DEFAULT SWAPS							240,656	(283,949)	(43,293)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2030	9,590,000	(116,182)	0	(116,182)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2028	55,175,000	(412,704)	0	(412,704)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2027	34,626,000	(175,028)	0	(175,028)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2029	37,331,000	(383,228)	0	(383,228)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2045	13,950,000	(324,586)	0	(324,586)
TOTAL INTEREST RATE SWAPS							(1,411,728)	0	(1,411,728)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $758,387,823 or 16.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,136,816.
(j)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $156,512.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $391,267.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,861,675	516,088,673	520,565,643	2,037,498	-	-	109,384,705	109,362,833	0.2%
Fidelity Securities Lending Cash Central Fund	-	121,590,352	121,590,352	1,388	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	75,714,172	2,281,254	-	2,281,253	-	1,557,972	79,553,398	895,367	31.2%
Total	189,575,847	639,960,279	642,155,995	4,320,139	-	1,557,972	188,938,103

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	423,422,125	-	423,422,125	-

Bank Notes
Financials	6,980,476	-	6,980,476	-

Collateralized Mortgage Obligations	89,113,745	-	89,113,745	-

Commercial Mortgage Securities	231,888,934	-	231,888,934	-

Fixed-Income Funds	79,553,398	79,553,398	-	-

Foreign Government and Government Agency Obligations	2,732,808	-	2,732,808	-

Non-Convertible Corporate Bonds
Communication Services	80,314,191	-	80,314,191	-
Consumer Discretionary	11,571,562	-	11,571,562	-
Consumer Staples	38,030,631	-	38,030,631	-
Energy	131,964,872	-	131,964,872	-
Financials	504,843,659	-	504,843,659	-
Health Care	58,490,618	-	58,490,618	-
Industrials	32,067,730	-	32,067,730	-
Information Technology	34,683,630	-	34,683,630	-
Materials	5,267,296	-	5,267,296	-
Real Estate	125,532,098	-	125,532,098	-
Utilities	45,873,101	-	45,873,101	-

U.S. Government Agency - Mortgage Securities	1,070,515,415	-	1,070,515,415	-

U.S. Treasury Obligations	1,921,789,155	-	1,921,789,155	-

Money Market Funds	109,384,705	109,384,705	-	-

Purchased Swaptions	3,679,935	-	3,679,935	-
Total Investments in Securities:	5,007,700,084	188,938,103	4,818,761,981	-
Derivative Instruments:

Assets
Futures Contracts	254,634	254,634	-	-
Swaps	450,621	-	450,621	-
Total Assets	705,255	254,634	450,621	-

Liabilities
Futures Contracts	(332,847)	(332,847)	-	-
Swaps	(1,621,693)	-	(1,621,693)	-
Written Swaptions	(486,977)	-	(486,977)	-
Total Liabilities	(2,441,517)	(332,847)	(2,108,670)	-
Total Derivative Instruments:	(1,736,262)	(78,213)	(1,658,049)	-
Other Financial Instruments:

TBA Sale Commitments	(199,224,722)	-	(199,224,722)	-
Total Other Financial Instruments:	(199,224,722)	-	(199,224,722)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	450,621	(209,965)
Total Credit Risk	450,621	(209,965)
Interest Rate Risk
Futures Contracts (b)	254,634	(332,847)
Purchased Swaptions (c)	3,679,935	0
Swaps (d)	0	(1,411,728)
Written Swaptions (e)	0	(486,977)
Total Interest Rate Risk	3,934,569	(2,231,552)
Total Value of Derivatives	4,385,190	(2,441,517)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,088,196,513)	$4,818,761,981
Fidelity Central Funds (cost $191,574,880)	188,938,103

Total Investment in Securities (cost $5,279,771,393)		$5,007,700,084
Cash		201,817
Receivable for investments sold		11,906,491
Receivable for premium on written options		593,471
Receivable for TBA sale commitments		197,459,094
Receivable for fund shares sold		10,267,491
Interest receivable		40,495,025
Distributions receivable from Fidelity Central Funds		335,206
Bi-lateral OTC swaps, at value		450,621
Other receivables		12,816
Total assets		5,269,422,116
Liabilities
Payable for investments purchased
Regular delivery	$58,427,356
Delayed delivery	474,248,850
TBA sale commitments, at value	199,224,722
Payable for fund shares redeemed	2,085,549
Bi-lateral OTC swaps, at value	209,965
Accrued management fee	1,394,696
Distribution and service plan fees payable	524,383
Payable for daily variation margin on futures contracts	5,088
Payable for daily variation margin on centrally cleared swaps	210,418
Written options, at value (premium receivable $593,471)	486,977
Other payables and accrued expenses	68,041
Total liabilities		736,886,045
Net Assets		$4,532,536,071
Net Assets consist of:
Paid in capital		$5,005,145,074
Total accumulated earnings (loss)		(472,609,003)
Net Assets		$4,532,536,071

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($652,626,301 ÷ 57,350,969 shares)		$11.38
Service Class :
Net Asset Value, offering price and redemption price per share ($871,218,877 ÷ 77,786,065 shares)		$11.20
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,211,939,372 ÷ 201,236,599 shares)		$10.99
Investor Class :
Net Asset Value, offering price and redemption price per share ($796,751,521 ÷ 70,401,954 shares)		$11.32
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$90,160,760
Income from Fidelity Central Funds (including $1,388 from security lending)		4,320,139
Total income		94,480,899
Expenses
Management fee	$8,385,687
Distribution and service plan fees	3,164,818
Custodian fees and expenses	60,180
Independent trustees' fees and expenses	5,720
Audit fees	23,699
Legal	3,793
Miscellaneous	27,116
Total expenses before reductions	11,671,013
Expense reductions	(4,528)
Total expenses after reductions		11,666,485
Net Investment income (loss)		82,814,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(21,792,184)
Futures contracts	196,828
Swaps	915,688
Total net realized gain (loss)		(20,679,668)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	123,851,051
Fidelity Central Funds	1,557,972
Futures contracts	115,204
Swaps	(2,193,420)
Written options	106,494
TBA sale commitments	(2,480,479)
Total change in net unrealized appreciation (depreciation)		120,956,822
Net gain (loss)		100,277,154
Net increase (decrease) in net assets resulting from operations		$183,091,568
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,814,414	$150,906,775
Net realized gain (loss)	(20,679,668)	(30,218,708)
Change in net unrealized appreciation (depreciation)	120,956,822	(51,860,592)
Net increase (decrease) in net assets resulting from operations	183,091,568	68,827,475
Distributions to shareholders	(26,115,027)	(149,339,514)

Share transactions - net increase (decrease)	(55,413,453)	438,473,568
Total increase (decrease) in net assets	101,563,088	357,961,529

Net Assets
Beginning of period	4,430,972,983	4,073,011,454
End of period	$4,532,536,071	$4,430,972,983

Financial Highlights
VIP Investment Grade Bond Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$11.17	$10.80	$13.35	$14.09	$13.17
Income from Investment Operations
Net investment income (loss) A,B	.215	.413	.364	.245	.228	.328
Net realized and unrealized gain (loss)	.251	(.208)	.296	(1.903)	(.313)	.903
Total from investment operations	.466	.205	.660	(1.658)	(.085)	1.231
Distributions from net investment income	(.066)	(.395)	(.290)	(.264)	(.282)	(.306)
Distributions from net realized gain	-	-	-	(.628)	(.373)	(.005)
Total distributions	(.066)	(.395)	(.290)	(.892)	(.655)	(.311)
Net asset value, end of period	$11.38	$10.98	$11.17	$10.80	$13.35	$14.09
Total Return C,D,E	4.26%	1.79%	6.20%	(12.96)%	(.61)%	9.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.38%	.41%	.40%	.39%	.39%
Expenses net of fee waivers, if any	.38 % H	.38%	.40%	.40%	.39%	.39%
Expenses net of all reductions, if any	.38% H	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	3.89% H	3.69%	3.31%	2.08%	1.66%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$652,626	$638,893	$569,512	$533,204	$1,347,145	$1,322,750
Portfolio turnover rate I	184 % H	205%	188%	183% J	125%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.81	$11.01	$10.65	$13.18	$13.93	$13.02
Income from Investment Operations
Net investment income (loss) A,B	.206	.396	.347	.226	.212	.310
Net realized and unrealized gain (loss)	.248	(.212)	.295	(1.870)	(.322)	.899
Total from investment operations	.454	.184	.642	(1.644)	(.110)	1.209
Distributions from net investment income	(.064)	(.384)	(.282)	(.258)	(.267)	(.294)
Distributions from net realized gain	-	-	-	(.628)	(.373)	(.005)
Total distributions	(.064)	(.384)	(.282)	(.886)	(.640)	(.299)
Net asset value, end of period	$11.20	$10.81	$11.01	$10.65	$13.18	$13.93
Total Return C,D,E	4.22%	1.62%	6.12%	(13.03)%	(.79)%	9.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.48%	.51%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.48 % H	.48%	.50%	.50%	.49%	.49%
Expenses net of all reductions, if any	.48% H	.48%	.50%	.50%	.49%	.49%
Net investment income (loss)	3.79% H	3.59%	3.21%	1.98%	1.56%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$871,219	$844,919	$765,619	$669,290	$732,762	$692,787
Portfolio turnover rate I	184 % H	205%	188%	183% J	125%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.82	$10.47	$12.98	$13.72	$12.83
Income from Investment Operations
Net investment income (loss) A,B	.194	.373	.325	.206	.188	.285
Net realized and unrealized gain (loss)	.238	(.206)	.294	(1.848)	(.310)	.885
Total from investment operations	.432	.167	.619	(1.642)	(.122)	1.170
Distributions from net investment income	(.062)	(.367)	(.269)	(.240)	(.245)	(.275)
Distributions from net realized gain	-	-	-	(.628)	(.373)	(.005)
Total distributions	(.062)	(.367)	(.269)	(.868)	(.618)	(.280)
Net asset value, end of period	$10.99	$10.62	$10.82	$10.47	$12.98	$13.72
Total Return C,D,E	4.08%	1.50%	6.00%	(13.21)%	(.90)%	9.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.63%	.66%	.65%	.64%	.64%
Expenses net of fee waivers, if any	.63 % H	.63%	.65%	.65%	.64%	.64%
Expenses net of all reductions, if any	.63% H	.63%	.65%	.65%	.64%	.64%
Net investment income (loss)	3.64% H	3.44%	3.06%	1.83%	1.41%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,211,939	$2,176,535	$1,999,157	$1,747,984	$2,135,986	$1,935,645
Portfolio turnover rate I	184 % H	205%	188%	183% J	125%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$11.11	$10.75	$13.29	$14.03	$13.12
Income from Investment Operations
Net investment income (loss) A,B	.212	.407	.358	.238	.223	.322
Net realized and unrealized gain (loss)	.253	(.208)	.289	(1.888)	(.313)	.896
Total from investment operations	.465	.199	.647	(1.650)	(.090)	1.218
Distributions from net investment income	(.065)	(.389)	(.287)	(.262)	(.277)	(.303)
Distributions from net realized gain	-	-	-	(.628)	(.373)	(.005)
Total distributions	(.065)	(.389)	(.287)	(.890)	(.650)	(.308)
Net asset value, end of period	$11.32	$10.92	$11.11	$10.75	$13.29	$14.03
Total Return C,D,E	4.28%	1.75%	6.11%	(12.96)%	(.64)%	9.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H	.42%	.44%	.43%	.42%	.43%
Expenses net of fee waivers, if any	.41 % H	.42%	.44%	.43%	.42%	.43%
Expenses net of all reductions, if any	.41% H	.41%	.44%	.43%	.42%	.43%
Net investment income (loss)	3.86% H	3.65%	3.27%	2.05%	1.63%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$796,752	$770,627	$738,723	$724,888	$1,354,894	$1,438,829
Portfolio turnover rate I	184 % H	205%	188%	183% J	125%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, capital loss carryforwards and losses deferred due to wash sales and futures transactions.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,759,230
Gross unrealized depreciation	(313,715,594)
Net unrealized appreciation (depreciation)	$(275,956,364)
Tax cost	$5,280,464,080

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(107,595,166)
Long-term	(150,639,685)
Total capital loss carryforward	$(258,234,851)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond Portfolio
Credit Risk
Swaps	(215,189)	179,988
Total Credit Risk	(215,189)	179,988
Interest Rate Risk
Futures Contracts	196,828	115,204
Purchased Options	(711,288)	98,161
Written Options	-	106,494
Swaps	1,130,877	(2,373,408)
Total Interest Rate Risk	616,417	(2,053,549)
Totals	401,228	(1,873,561)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	2,316,428,242	2,218,366,740
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.41

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$422,677
Service Class 2	2,742,141
$3,164,818

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Investment Grade Bond Portfolio	3,540
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Investment Grade Bond Portfolio	148	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,528.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$3,831,154	$21,881,384
Service Class	4,904,234	28,548,399
Service Class 2	12,846,097	72,359,282
Investor Class	4,533,542	26,550,449
Total	$26,115,027	$149,339,514
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	7,174,643	15,935,926	$79,829,602	$179,537,463
Reinvestment of distributions	346,711	1,956,773	3,831,154	21,881,384
Shares redeemed	(8,356,542)	(10,673,039)	(93,061,069)	(119,800,003)
Net increase (decrease)	(835,188)	7,219,660	$(9,400,313)	$81,618,844
Service Class
Shares sold	9,854,391	19,562,539	$108,330,565	$215,211,721
Reinvestment of distributions	450,757	2,591,941	4,904,234	28,548,399
Shares redeemed	(10,668,624)	(13,550,662)	(116,939,780)	(149,414,133)
Net increase (decrease)	(363,476)	8,603,818	$(3,704,981)	$94,345,987
Service Class 2
Shares sold	13,832,373	34,937,231	$148,722,119	$376,833,844
Reinvestment of distributions	1,202,818	6,690,779	12,846,097	72,359,282
Shares redeemed	(18,795,668)	(21,438,997)	(202,469,843)	(232,918,112)
Net increase (decrease)	(3,760,477)	20,189,013	$(40,901,627)	$216,275,014
Investor Class
Shares sold	4,520,121	7,932,960	$50,414,275	$88,739,505
Reinvestment of distributions	412,515	2,387,603	4,533,542	26,550,449
Shares redeemed	(5,093,110)	(6,222,916)	(56,354,349)	(69,056,231)
Net increase (decrease)	(160,474)	4,097,647	$(1,406,532)	$46,233,723
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Investment Grade Bond Portfolio	20%	1	41%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705629.127
VIPIGB-SANN-0825
Fidelity® Variable Insurance Products:

VIP Government Money Market Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Government Money Market Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 50.8%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.4%, dated 7/1/2025 due 7/2/2025 (b)	180,022,000	180,000,000
ING Financial Markets LLC 4.4%, dated 7/1/2025 due 7/2/2025 (b)	54,006,600	54,000,000
Investments in repurchase agreements in a joint trading account at 4.4%, dated 6/30/2025 due 7/1/2025 (Collateralized by U.S. Government Obligations)#	419,721,312	419,670,000
Repurchase Agreements*	4,384,707,095	4,377,007,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,030,677,000)		5,030,677,000

U.S. Government Agency - Debt - 39.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 4.49% 6/18/2026 (d)(e)	4.49	14,000,000	14,000,000
Fannie Mae U.S. SOFR Index + 0.12%, 4.51% 7/29/2026 (d)(e)	4.51	49,000,000	49,022,653
Fannie Mae U.S. SOFR Index + 0.135%, 4.525% 8/21/2026 (d)(e)	4.53	2,000,000	1,999,880
Fannie Mae U.S. SOFR Index + 0.14%, 4.53% 10/23/2026 (d)(e)	4.53	14,000,000	14,000,246
Fannie Mae U.S. SOFR Index + 0.14%, 4.53% 9/11/2026 (d)(e)	4.53	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp 0% 8/7/2025	4.27	2,000,000	1,991,284
Federal Farm Credit Banks Funding Corp 3.75% 9/22/2025	4.37	1,000,000	998,627
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	1,000,000	1,003,645
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.39% 12/24/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.39% 9/8/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 4.405% 3/27/2026 (d)(e)	4.41	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.41% 1/13/2026 (d)(e)	4.41	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.41% 11/6/2025 (d)(e)	4.41	34,000,000	34,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.41% 3/26/2026 (d)(e)	4.41	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.415% 9/10/2025 (d)(e)	4.42	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.43% 2/11/2026 (d)(e)	4.43	2,000,000	1,999,478
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.43% 4/28/2026 (d)(e)	4.43	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.43% 5/28/2026 (d)(e)	4.43	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.43% 6/2/2026 (d)(e)	4.43	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.43% 6/4/2026 (d)(e)	4.43	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.43% 7/29/2025 (d)(e)	4.43	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.435% 10/2/2026 (d)(e)	4.43	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.435% 7/23/2025 (d)(e)	4.43	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.44% 1/15/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.44% 7/18/2025 (d)(e)	4.44	2,000,000	1,999,977
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.44% 8/18/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.44% 8/28/2026 (d)(e)	4.44	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.44% 8/6/2025 (d)(e)	4.44	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.445% 11/18/2025 (d)(e)	4.44	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.445% 11/25/2025 (d)(e)	4.44	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.445% 12/2/2025 (d)(e)	4.44	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.445% 12/30/2025 (d)(e)	4.44	2,000,000	2,000,125
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.445% 2/13/2026 (d)(e)	4.44	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.445% 7/21/2026 (d)(e)	4.44	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.445% 8/19/2025 (d)(e)	4.44	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.445% 9/17/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.45% 10/5/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.45% 9/30/2025 (d)(e)	4.45	1,000,000	999,975
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.455% 11/13/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.455% 11/27/2026 (d)(e)	4.46	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.455% 3/23/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.455% 8/28/2025 (d)(e)	4.46	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.455% 9/5/2025 (d)(e)	4.46	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.46% 11/17/2025 (d)(e)	4.46	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.46% 12/17/2025 (d)(e)	4.46	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.46% 5/28/2026 (d)(e)	4.46	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.46% 8/12/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.465% 10/9/2025 (d)(e)	4.46	3,000,000	3,000,423
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.465% 11/26/2025 (d)(e)	4.47	2,000,000	1,999,933
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.465% 4/1/2027 (d)(e)	4.47	2,000,000	1,999,825
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.465% 4/2/2027 (d)(e)	4.47	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 1/28/2026 (d)(e)	4.47	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 1/8/2026 (d)(e)	4.47	3,000,000	2,999,789
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 10/21/2025 (d)(e)	4.47	2,000,000	1,999,941
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 12/12/2025 (d)(e)	4.47	2,000,000	2,000,028
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 2/10/2026 (d)(e)	4.47	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 2/17/2026 (d)(e)	4.47	2,000,000	2,000,078
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 3/11/2027 (d)(e)	4.47	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 3/4/2026 (d)(e)	4.47	81,000,000	81,021,545
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.475% 11/13/2025 (d)(e)	4.48	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.475% 12/29/2025 (d)(e)	4.47	3,000,000	3,000,330
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.475% 3/20/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.475% 3/25/2027 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.475% 3/26/2027 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.475% 4/8/2027 (d)(e)	4.48	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.48% 1/23/2026 (d)(e)	4.48	6,000,000	6,002,040
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.48% 2/2/2026 (d)(e)	4.48	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.48% 2/24/2027 (d)(e)	4.48	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.48% 2/9/2026 (d)(e)	4.48	1,000,000	1,000,042
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.48% 5/14/2026 (d)(e)	4.48	1,000,000	1,000,244
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.48% 5/21/2026 (d)(e)	4.48	2,000,000	2,000,444
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.48% 5/28/2026 (d)(e)	4.48	7,000,000	7,003,123
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.48% 9/22/2025 (d)(e)	4.48	4,000,000	4,000,281
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.485% 12/12/2025 (d)(e)	4.48 to 4.49	6,000,000	6,000,246
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.485% 12/26/2025 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.485% 2/25/2027 (d)(e)	4.48	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.485% 4/17/2026 (d)(e)	4.49	3,000,000	2,999,773
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.485% 5/5/2026 (d)(e)	4.49	3,000,000	2,999,879
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.485% 6/3/2026 (d)(e)	4.48	2,000,000	2,000,592
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 1/15/2026 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 2/25/2026 (d)(e)	4.49	5,000,000	5,000,613
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 2/9/2027 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 4/15/2026 (d)(e)	4.49	3,000,000	2,999,997
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 4/8/2026 (d)(e)	4.49	4,000,000	4,001,874
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 5/13/2026 (d)(e)	4.49	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 5/20/2026 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 5/27/2027 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 6/18/2026 (d)(e)	4.49	6,000,000	6,001,496
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 6/23/2027 (d)(e)	4.49	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 6/24/2026 (d)(e)	4.49	6,000,000	6,001,515
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 6/29/2027 (d)(e)	4.49	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.49% 6/5/2026 (d)(e)	4.49	2,000,000	1,999,911
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.495% 1/8/2026 (d)(e)	4.49	4,000,000	4,000,034
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.495% 3/18/2026 (d)(e)	4.49	5,000,000	5,000,080
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.495% 4/24/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.495% 6/12/2026 (d)(e)	4.49	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.5% 3/11/2026 (d)(e)	4.50	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.5% 4/16/2026 (d)(e)	4.50	1,000,000	1,000,076
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.5% 4/21/2026 (d)(e)	4.50	2,000,000	2,000,072
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.5% 6/24/2026 (d)(e)	4.50	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.5% 6/24/2027 (d)(e)	4.50	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.505% 10/16/2026 (d)(e)	4.51	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.505% 5/20/2027 (d)(e)	4.51	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.505% 5/6/2027 (d)(e)	4.50	1,000,000	1,000,251
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.505% 6/16/2026 (d)(e)	4.51	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.505% 7/8/2026 (d)(e)	4.51	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.51% 3/12/2026 (d)(e)	4.51	1,000,000	999,986
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.51% 5/26/2026 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.51% 5/8/2026 (d)(e)	4.51	13,000,000	13,000,864
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.51% 7/10/2026 (d)(e)	4.51	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.51% 7/15/2026 (d)(e)	4.51	14,000,000	14,000,377
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.51% 7/23/2026 (d)(e)	4.51	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.515% 10/21/2025 (d)(e)	4.52	1,000,000	999,984
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.515% 10/6/2026 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.515% 3/5/2026 (d)(e)	4.51	1,000,000	1,000,087
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.515% 4/29/2027 (d)(e)	4.51 to 4.52	7,000,000	7,000,840
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.515% 7/16/2026 (d)(e)	4.51	1,000,000	1,000,022
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.515% 7/21/2026 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.515% 8/27/2026 (d)(e)	4.52	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.515% 9/8/2026 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 1/27/2027 (d)(e)	4.52	4,000,000	4,000,896
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 2/20/2026 (d)(e)	4.52	3,000,000	3,000,550
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 2/3/2027 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 5/5/2027 (d)(e)	4.52	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 6/24/2026 (d)(e)	4.52	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 6/26/2026 (d)(e)	4.52	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 7/2/2026 (d)(e)	4.52	6,000,000	6,000,223
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 7/29/2026 (d)(e)	4.52	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 8/12/2026 (d)(e)	4.52	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 8/28/2026 (d)(e)	4.52	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.52% 8/6/2026 (d)(e)	4.52	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.525% 1/8/2027 (d)(e)	4.52 to 4.53	53,000,000	53,017,156
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.525% 11/18/2026 (d)(e)	4.53	1,000,000	999,985
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.525% 11/23/2026 (d)(e)	4.52	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.525% 12/18/2026 (d)(e)	4.52	3,000,000	3,000,773
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.525% 2/10/2027 (d)(e)	4.52	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.525% 8/19/2026 (d)(e)	4.52	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 1/30/2026 (d)(e)	4.53	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 10/23/2026 (d)(e)	4.53	6,000,000	6,001,340
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 10/9/2026 (d)(e)	4.53	40,000,000	40,008,626
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 11/25/2026 (d)(e)	4.53	4,000,000	4,000,906
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 11/4/2026 (d)(e)	4.53	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 12/2/2026 (d)(e)	4.53	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 12/30/2026 (d)(e)	4.53	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 8/22/2025 (d)(e)	4.53	6,000,000	6,000,030
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 8/26/2026 (d)(e)	4.53	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 9/3/2026 (d)(e)	4.53	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 9/4/2026 (d)(e)	4.53	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.53% 9/9/2026 (d)(e)	4.53	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.535% 1/12/2026 (d)(e)	4.53	9,000,000	9,000,832
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.535% 1/21/2027 (d)(e)	4.53	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.535% 1/8/2027 (d)(e)	4.53	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.535% 12/16/2026 (d)(e)	4.53	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.535% 7/10/2025 (d)(e)	4.53	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.535% 7/17/2025 (d)(e)	4.53	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.535% 7/25/2025 (d)(e)	4.53	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.535% 7/30/2025 (d)(e)	4.53	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.54% 11/27/2026 (d)(e)	4.54	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.54% 12/15/2025 (d)(e)	4.54	4,000,000	3,999,997
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.54% 12/23/2026 (d)(e)	4.54	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.54% 12/4/2026 (d)(e)	4.54	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 1/23/2026 (d)(e)	4.55	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 10/6/2025 (d)(e)	4.55	1,000,000	999,987
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 11/14/2025 (d)(e)	4.54	5,000,000	5,000,136
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 11/28/2025 (d)(e)	4.54 to 4.55	8,000,000	8,000,127
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 12/1/2025 (d)(e)	4.54 to 4.55	6,000,000	6,000,041
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 7/17/2025 (d)(e)	4.55	3,000,000	2,999,994
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 8/28/2025 (d)(e)	4.55	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 9/15/2025 (d)(e)	4.54 to 4.55	4,542,000	4,542,079
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.545% 9/25/2025 (d)(e)	4.54	1,000,000	1,000,210
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.55% 10/17/2025 (d)(e)	4.55	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.55% 10/27/2025 (d)(e)	4.55	2,000,000	2,000,054
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.55% 10/6/2025 (d)(e)	4.55	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.55% 11/3/2025 (d)(e)	4.55	4,000,000	4,000,113
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.55% 7/7/2025 (d)(e)	4.55	1,000,000	1,000,004
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 4.575% 5/10/2027 (d)(e)	4.57	1,000,000	1,001,501
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.19%, 4.58% 12/1/2025 (d)(e)	4.57	29,000,000	29,022,450
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 4.63% 8/5/2025 (d)(e)	4.63	25,000,000	25,005,892
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.66% 11/24/2026 (d)(e)	4.64	10,000,000	10,028,356
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.66% 11/30/2026 (d)(e)	4.65	20,000,000	20,039,202
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.67% 11/20/2026 (d)(e)	4.65	10,000,000	10,028,787
Federal Farm Credit Banks Funding Corp U.S. SOFR Index -0.005%, 4.385% 9/19/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank 4.2% 1/15/2026	4.28	6,000,000	5,997,854
Federal Home Loan Bank 4.21% 1/2/2026	4.28	11,000,000	10,996,525
Federal Home Loan Bank 4.21% 1/5/2026	4.29	11,000,000	10,996,068
Federal Home Loan Bank 4.22% 8/15/2025	4.10	15,000,000	15,002,084
Federal Home Loan Bank 4.3% 6/2/2026	4.33	44,000,000	43,989,843
Federal Home Loan Bank 4.33% 4/14/2026	4.33	11,000,000	11,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	11,000,000	11,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	11,000,000	11,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	8,000,000	8,000,000
Federal Home Loan Bank 4.34% 3/6/2026	4.34	20,000,000	20,000,000
Federal Home Loan Bank 4.35% 3/6/2026	4.35	21,000,000	21,000,000
Federal Home Loan Bank 4.35% 6/5/2026	4.38	22,000,000	21,993,864
Federal Home Loan Bank 4.35% 6/5/2026	4.38	11,000,000	10,996,885
Federal Home Loan Bank 4.37% 2/13/2026	4.37	45,000,000	45,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	10,000,000	10,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	10,000,000	10,000,000
Federal Home Loan Bank 4.395% 2/6/2026	4.40	10,000,000	10,000,000
Federal Home Loan Bank 4.4% 3/17/2026	4.40	30,000,000	30,000,000
Federal Home Loan Bank 4.44% 2/9/2026	4.44	42,000,000	42,000,000
Federal Home Loan Bank Discount Notes 0% 11/13/2025	4.22	10,000,000	9,844,938
Federal Home Loan Bank Discount Notes 0% 7/11/2025	4.27	13,000,000	12,984,728
Federal Home Loan Bank Discount Notes 0% 7/18/2025	4.27	13,300,000	13,273,446
Federal Home Loan Bank Discount Notes 0% 7/2/2025	4.26 to 4.27	7,000,000	6,999,175
Federal Home Loan Bank Discount Notes 0% 7/25/2025	4.27	5,000,000	4,985,867
Federal Home Loan Bank Discount Notes 0% 7/30/2025	4.27	11,000,000	10,962,429
Federal Home Loan Bank Discount Notes 0% 7/7/2025	4.27	2,000,000	1,998,586
Federal Home Loan Bank Discount Notes 0% 7/9/2025	4.27	13,000,000	12,987,778
Federal Home Loan Bank Discount Notes 0% 8/1/2025	4.27	15,000,000	14,945,233
Federal Home Loan Bank Discount Notes 0% 8/13/2025	4.27	7,000,000	6,964,549
Federal Home Loan Bank Discount Notes 0% 8/15/2025	4.04 to 4.29	63,000,000	62,680,343
Federal Home Loan Bank Discount Notes 0% 8/20/2025	4.27 to 4.28	19,000,000	18,888,167
Federal Home Loan Bank Discount Notes 0% 8/22/2025	4.27	5,000,000	4,969,378
Federal Home Loan Bank Discount Notes 0% 8/6/2025	4.27	7,000,000	6,970,320
Federal Home Loan Bank Discount Notes 0% 8/8/2025	4.27 to 4.28	18,000,000	17,919,461
Federal Home Loan Bank Discount Notes 0% 9/10/2025	4.28	4,000,000	3,966,591
Federal Home Loan Bank Discount Notes 0% 9/12/2025	4.28	5,000,000	4,957,062
Federal Home Loan Bank Discount Notes 0% 9/17/2025	4.28	6,000,000	5,944,945
Federal Home Loan Bank Discount Notes 0% 9/19/2025	4.28	12,000,000	11,887,067
Federal Home Loan Bank Discount Notes 0% 9/24/2025	4.28	6,000,000	5,940,004
Federal Home Loan Bank Discount Notes 0% 9/26/2025	4.28 to 4.29	4,000,000	3,959,085
Federal Home Loan Bank Discount Notes 0% 9/3/2025	4.28	11,000,000	10,917,182
Federal Home Loan Bank Discount Notes 0% 9/5/2025	4.28	11,000,000	10,914,594
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 10/22/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 11/25/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 12/16/2025 (d)(e)	4.39	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 12/17/2025 (d)(e)	4.39	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 12/17/2025 (d)(e)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 12/2/2025 (d)(e)	4.39	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 12/4/2025 (d)(e)	4.39	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 12/5/2025 (d)(e)	4.39	3,000,000	2,999,939
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 12/8/2025 (d)(e)	4.39	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 7/10/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 7/3/2025 (d)(e)	4.39	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/11/2025 (d)(e)	4.39	4,000,000	4,000,018
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/14/2025 (d)(e)	4.39	109,000,000	108,999,969
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/20/2025 (d)(e)	4.39	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/21/2025 (d)(e)	4.39	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/21/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/25/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/29/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/29/2025 (d)(e)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 8/7/2025 (d)(e)	4.39	100,000,000	100,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 9/10/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 9/5/2025 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.39% 9/8/2025 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/12/2026 (d)(e)	4.39	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/15/2026 (d)(e)	4.39	28,000,000	28,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/20/2026 (d)(e)	4.39	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/20/2026 (d)(e)	4.39	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/26/2026 (d)(e)	4.39	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/26/2026 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/27/2026 (d)(e)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/27/2026 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/27/2026 (d)(e)	4.39	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/30/2026 (d)(e)	4.39	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 1/9/2026 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 10/2/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 11/12/2025 (d)(e)	4.39	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 12/29/2025 (d)(e)	4.39	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 2/3/2026 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 2/5/2026 (d)(e)	4.39	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/10/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/15/2025 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/17/2025 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/21/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/23/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/23/2025 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/24/2025 (d)(e)	4.39	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/28/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/28/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/29/2025 (d)(e)	4.39	15,000,000	15,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/29/2025 (d)(e)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/30/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 7/8/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 8/11/2025 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 8/4/2025 (d)(e)	4.39	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 8/4/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 8/5/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 8/5/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 8/7/2025 (d)(e)	4.39	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 8/7/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 9/22/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 9/23/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 9/25/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.395% 9/4/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.405% 1/27/2026 (d)(e)	4.41	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.405% 2/2/2026 (d)(e)	4.41	18,000,000	18,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.405% 2/2/2026 (d)(e)	4.41	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.405% 2/3/2026 (d)(e)	4.41	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.405% 2/4/2026 (d)(e)	4.41	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 1/26/2026 (d)(e)	4.40	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 10/14/2025 (d)(e)	4.40	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 10/23/2025 (d)(e)	4.40	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 10/8/2025 (d)(e)	4.40	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 12/30/2025 (d)(e)	4.40	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 2/17/2026 (d)(e)	4.40	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 2/18/2026 (d)(e)	4.40	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 2/24/2026 (d)(e)	4.40	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 2/25/2026 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 2/25/2026 (d)(e)	4.40	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 2/26/2026 (d)(e)	4.40	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 3/5/2026 (d)(e)	4.40	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 7/28/2025 (d)(e)	4.40	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/11/2025 (d)(e)	4.40	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/12/2025 (d)(e)	4.40	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/15/2025 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/15/2025 (d)(e)	4.40	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/18/2025 (d)(e)	4.40	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/18/2025 (d)(e)	4.40	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/21/2025 (d)(e)	4.40	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/22/2025 (d)(e)	4.40	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/22/2025 (d)(e)	4.40	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/25/2025 (d)(e)	4.40	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/26/2025 (d)(e)	4.40	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/27/2025 (d)(e)	4.40	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/27/2025 (d)(e)	4.40	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/28/2025 (d)(e)	4.40	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 8/4/2025 (d)(e)	4.40	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 9/2/2025 (d)(e)	4.40	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 9/3/2025 (d)(e)	4.40	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 9/4/2025 (d)(e)	4.40	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 9/5/2025 (d)(e)	4.40	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.4% 9/8/2025 (d)(e)	4.40	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.41% 3/3/2026 (d)(e)	4.41	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.41% 3/4/2026 (d)(e)	4.41	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 1/29/2026 (d)(e)	4.40	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 10/3/2025 (d)(e)	4.40	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 2/2/2026 (d)(e)	4.40	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 7/18/2025 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 7/3/2025 (d)(e)	4.40 to 4.41	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 7/7/2025 (d)(e)	4.40	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 8/27/2025 (d)(e)	4.40	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 8/29/2025 (d)(e)	4.41	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 9/15/2025 (d)(e)	4.40	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.405% 9/30/2025 (d)(e)	4.40	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.415% 4/6/2026 (d)(e)	4.42	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 10/15/2025 (d)(e)	4.41	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 10/22/2025 (d)(e)	4.41	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 10/24/2025 (d)(e)	4.41	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 10/8/2025 (d)(e)	4.41	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 11/3/2025 (d)(e)	4.41	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 11/4/2025 (d)(e)	4.41	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 12/16/2025 (d)(e)	4.41	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 2/23/2026 (d)(e)	4.41	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 3/2/2026 (d)(e)	4.41	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 7/25/2025 (d)(e)	4.41	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.41% 9/22/2025 (d)(e)	4.41	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.415% 1/5/2026 (d)(e)	4.42	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.415% 11/21/2025 (d)(e)	4.42	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.415% 11/24/2025 (d)(e)	4.42	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.415% 11/25/2025 (d)(e)	4.42	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.415% 12/4/2025 (d)(e)	4.42	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.42% 10/20/2025 (d)(e)	4.42	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.42% 10/21/2025 (d)(e)	4.42	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.42% 12/30/2025 (d)(e)	4.42	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.43% 8/5/2025 (d)(e)	4.43	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.43% 8/6/2025 (d)(e)	4.43	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.435% 2/5/2026 (d)(e)	4.43	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.44% 5/14/2026 (d)(e)	4.44	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.44% 8/8/2025 (d)(e)	4.44	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.45% 8/19/2025 (d)(e)	4.45	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.45% 8/21/2025 (d)(e)	4.45	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.46% 11/28/2025 (d)(e)	4.46	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.46% 12/23/2026 (d)(e)	4.46	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.46% 12/24/2026 (d)(e)	4.46	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.47% 12/30/2026 (d)(e)	4.47	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.465% 11/27/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.465% 4/5/2027 (d)(e)	4.47	41,000,000	41,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.465% 9/19/2025 (d)(e)	4.47	1,000,000	999,974
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.47% 11/13/2026 (d)(e)	4.47	2,000,000	2,000,236
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.47% 2/27/2026 (d)(e)	4.47	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.475% 1/2/2026 (d)(e)	4.47	5,000,000	5,000,295
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.475% 7/16/2025 (d)(e)	4.47	4,000,000	4,000,033
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.48% 1/12/2026 (d)(e)	4.48	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.48% 1/16/2026 (d)(e)	4.48	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.48% 3/1/2027 (d)(e)	4.48	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.48% 5/13/2026 (d)(e)	4.48	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.48% 5/22/2026 (d)(e)	4.48	27,000,000	27,006,760
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.485% 12/23/2025 (d)(e)	4.48	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.485% 6/11/2027 (d)(e)	4.49	2,000,000	1,999,778
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.485% 9/19/2025 (d)(e)	4.48	1,000,000	1,000,066
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.485% 9/22/2025 (d)(e)	4.48	5,000,000	5,000,348
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.49% 10/16/2025 (d)(e)	4.49	3,000,000	3,000,273
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.49% 4/17/2026 (d)(e)	4.49	2,000,000	1,999,994
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.49% 6/10/2027 (d)(e)	4.49	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.49% 6/22/2026 (d)(e)	4.49	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.49% 6/24/2026 (d)(e)	4.49	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.49% 6/25/2026 (d)(e)	4.49	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.49% 6/26/2026 (d)(e)	4.49	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.49% 6/7/2027 (d)(e)	4.49	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.495% 2/20/2026 (d)(e)	4.49	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.5% 4/10/2026 (d)(e)	4.50	3,000,000	3,001,052
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.5% 4/15/2026 (d)(e)	4.50	3,000,000	3,001,027
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.5% 4/24/2026 (d)(e)	4.50	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.5% 4/7/2026 (d)(e)	4.50	3,000,000	3,000,206
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.5% 7/17/2025 (d)(e)	4.50	2,700,000	2,700,000
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.505% 7/8/2025 (d)(e)	4.51	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.51% 12/19/2025 (d)(e)	4.51	3,000,000	3,001,192
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.515% 10/16/2025 (d)(e)	4.52	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.52% 10/3/2025 (d)(e)	4.52	10,000,000	10,001,395
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.52% 2/12/2026 (d)(e)	4.52	3,000,000	3,000,493
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.52% 2/20/2026 (d)(e)	4.52	3,000,000	3,000,595
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.52% 2/5/2027 (d)(e)	4.52	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.52% 2/9/2026 (d)(e)	4.52	3,000,000	3,000,387
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.52% 6/24/2027 (d)(e)	4.52	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.52% 6/30/2027 (d)(e)	4.52	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.525% 1/6/2027 (d)(e)	4.52	1,000,000	1,001,022
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.525% 11/12/2025 (d)(e)	4.52	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.525% 11/14/2025 (d)(e)	4.52	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.53% 1/16/2026 (d)(e)	4.53	3,000,000	3,000,709
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.53% 10/29/2026 (d)(e)	4.53	2,000,000	2,000,489
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.53% 8/14/2025 (d)(e)	4.53	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.53% 8/18/2025 (d)(e)	4.53	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.53% 8/21/2026 (d)(e)	4.53	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.53% 8/25/2025 (d)(e)	4.53	6,000,000	6,000,063
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.53% 9/10/2026 (d)(e)	4.53	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.53% 9/4/2026 (d)(e)	4.53	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.535% 1/2/2026 (d)(e)	4.53	5,000,000	5,000,086
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.535% 10/10/2025 (d)(e)	4.53	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.535% 7/2/2025 (d)(e)	4.53	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.535% 7/24/2025 (d)(e)	4.53	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.535% 7/25/2025 (d)(e)	4.53	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.535% 8/4/2025 (d)(e)	4.53	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.535% 9/25/2026 (d)(e)	4.53	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.535% 9/26/2025 (d)(e)	4.53	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.54% 12/8/2025 (d)(e)	4.54	11,050,000	11,049,976
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.54% 12/8/2025 (d)(e)	4.54	3,000,000	2,999,991
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 11/14/2025 (d)(e)	4.54	3,000,000	3,000,081
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 11/17/2025 (d)(e)	4.54	18,000,000	18,000,316
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 12/11/2025 (d)(e)	4.55	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 12/8/2025 (d)(e)	4.54	5,000,000	5,000,084
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 7/8/2025 (d)(e)	4.54 to 4.55	5,970,000	5,970,055
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 8/21/2025 (d)(e)	4.54	7,000,000	7,000,798
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 8/22/2025 (d)(e)	4.54 to 4.55	10,000,000	10,000,039
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 8/22/2025 (d)(e)	4.54	8,000,000	8,000,287
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.545% 9/26/2025 (d)(e)	4.54	4,000,000	4,000,178
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 10/14/2025 (d)(e)	4.55	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 10/20/2025 (d)(e)	4.55	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 7/10/2025 (d)(e)	4.54	4,000,000	4,000,091
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 7/14/2025 (d)(e)	4.55	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 7/21/2025 (d)(e)	4.55	9,000,000	9,000,064
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 7/24/2025 (d)(e)	4.55	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 7/25/2025 (d)(e)	4.55	15,000,000	15,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 7/25/2025 (d)(e)	4.55	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.55% 9/2/2025 (d)(e)	4.55	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.58% 12/18/2026 (d)(e)	4.58	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.58% 12/22/2026 (d)(e)	4.58	15,000,000	15,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 10/22/2025 (d)(e)	4.39	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 10/28/2025 (d)(e)	4.39	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 11/10/2025 (d)(e)	4.39	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 11/10/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 11/3/2025 (d)(e)	4.39	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 11/3/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 11/4/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 11/7/2025 (d)(e)	4.39	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 11/7/2025 (d)(e)	4.39	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 9/12/2025 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 9/15/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.385% 9/17/2025 (d)(e)	4.39	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.38% 10/10/2025 (d)(e)	4.38	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.38% 10/14/2025 (d)(e)	4.38	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.38% 10/3/2025 (d)(e)	4.38	148,000,000	148,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.38% 10/6/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.38% 10/7/2025 (d)(e)	4.38	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.38% 10/8/2025 (d)(e)	4.38	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.38% 9/26/2025 (d)(e)	4.38	5,000,000	5,000,000
Freddie Mac U.S. SOFR Index + 0.08%, 4.47% 11/5/2026 (d)(e)	4.47	28,000,000	28,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 4.48% 1/26/2026 (d)(e)	4.48	48,000,000	48,000,783
Freddie Mac U.S. SOFR Index + 0.1%, 4.49% 2/9/2026 (d)(e)	4.49	3,000,000	3,000,156
Freddie Mac U.S. SOFR Index + 0.11%, 4.5% 3/5/2026 (d)(e)	4.50	17,000,000	17,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.5% 5/7/2026 (d)(e)	4.50	10,000,000	10,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.505% 4/2/2026 (d)(e)	4.50 to 4.51	28,000,000	28,000,254
Freddie Mac U.S. SOFR Index + 0.14%, 4.53% 10/16/2026 (d)(e)	4.53	24,000,000	24,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.53% 10/29/2026 (d)(e)	4.53	17,000,000	17,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.53% 9/23/2026 (d)(e)	4.53	32,000,000	32,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.53% 9/4/2026 (d)(e)	4.53	11,000,000	11,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $3,925,326,376)			3,925,326,376

U.S. Treasury Obligations - 12.8%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/20/2025	4.23 to 4.25	26,000,000	25,574,473
US Treasury Bills 0% 12/11/2025	4.25	31,000,000	30,416,551
US Treasury Bills 0% 12/18/2025	4.24	49,800,000	48,822,882
US Treasury Bills 0% 3/19/2026	4.12	7,000,000	6,799,157
US Treasury Bills 0% 5/14/2026	4.09	22,900,000	22,107,526
US Treasury Bills 0% 7/1/2025	4.95 to 5.13	20,000,000	20,000,000
US Treasury Bills 0% 7/10/2025	4.27 to 4.29	17,000,000	16,982,016
US Treasury Bills 0% 7/15/2025	4.29	4,000,000	3,993,404
US Treasury Bills 0% 7/17/2025	4.27	24,700,000	24,653,619
US Treasury Bills 0% 7/22/2025	4.25	13,400,000	13,367,209
US Treasury Bills 0% 7/24/2025	4.27 to 4.29	96,400,000	96,139,653
US Treasury Bills 0% 7/29/2025	4.26 to 4.30	22,000,000	21,928,009
US Treasury Bills 0% 7/3/2025	4.25 to 4.28	33,000,000	32,992,273
US Treasury Bills 0% 7/31/2025	4.31 to 4.34	13,000,000	12,953,427
US Treasury Bills 0% 7/8/2025	4.28	8,000,000	7,993,404
US Treasury Bills 0% 8/7/2025	4.30	47,000,000	46,794,218
US Treasury Bills 0% 9/16/2025	4.28 to 4.32	189,000,000	187,285,136
US Treasury Bills 0% 9/18/2025	4.19 to 4.30	71,200,000	70,540,272
US Treasury Bills 0% 9/23/2025	4.29	168,000,000	166,341,815
US Treasury Notes 0.25% 10/31/2025	4.45	1,000,000	986,398
US Treasury Notes 0.25% 7/31/2025	4.32 to 4.39	13,000,000	12,956,566
US Treasury Notes 0.25% 9/30/2025	4.24 to 4.30	31,000,000	30,697,202
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	8,000,000	7,823,665
US Treasury Notes 0.375% 11/30/2025	4.43 to 4.45	16,000,000	15,738,324
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	42,000,000	41,207,307
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.14	21,000,000	20,508,721
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	21,000,000	20,483,651
US Treasury Notes 1.625% 2/15/2026	4.15	2,000,000	1,969,207
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	25,000,000	24,487,561
US Treasury Notes 2.125% 5/31/2026	4.02	1,000,000	983,181
US Treasury Notes 2.25% 3/31/2026	4.13	2,000,000	1,972,726
US Treasury Notes 2.5% 2/28/2026	4.13	2,000,000	1,979,017
US Treasury Notes 2.625% 12/31/2025	4.29	4,000,000	3,967,592
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.445% 10/31/2026 (d)(e)	4.44	22,000,000	22,016,674
US Treasury Notes 4% 2/15/2026	4.29	1,000,000	998,224
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	23,000,000	22,997,715
US Treasury Notes 4.25% 1/31/2026	4.28	14,000,000	13,997,312
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	39,000,000	38,991,738
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	25,000,000	25,067,044
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.14	7,000,000	7,022,036
US Treasury Notes 4.625% 3/15/2026	4.11	1,000,000	1,003,489
US Treasury Notes 4.875% 4/30/2026	4.04 to 4.07	18,500,000	18,621,079
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	8,000,000	8,058,123
US Treasury Notes 5% 10/31/2025	4.45	1,000,000	1,001,766
US Treasury Notes 5% 9/30/2025	4.30	10,000,000	10,016,879
US Treasury Notes Inflation-Indexed 0.375% 7/15/2025	1.10 to 1.11	55,462,750	55,447,226
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,266,685,467)			1,266,685,467

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $10,222,688,843)	10,222,688,843
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(320,390,062)
NET ASSETS - 100.0%	9,902,298,781

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.43	6/30/2025	7/1/2025	13,000,000	13,001,600	Agency Mortgage-Backed Securities	4.00 - 6.00	9/1/2047 - 3/1/2055	13,201,979
						U.S. Treasuries (including strips)	0.38 - 1.38	1/15/2027 - 11/15/2040	59,788
									13,261,767
ABN AMRO Bank NV	4.42	6/30/2025	7/1/2025	13,000,000	13,001,596	U.S. Treasuries (including strips)	0.38 - 1.38	9/30/2027 - 11/15/2040	13,261,640
BMO Capital Markets Corp	4.36	6/27/2025	7/3/2025	4,000,000	4,002,907	U.S. Treasuries (including strips)	4.13	10/31/2031	4,082,011
BMO Chicago Branch	4.32	6/11/2025	7/11/2025	9,000,000	9,032,400	Agency Collateralized Mortgage Obligation	6.00	5/20/2055	9,292,249
BMO Chicago Branch	4.33	6/24/2025	7/8/2025	19,000,000	19,031,994	Agency Collateralized Mortgage Obligation	6.00	5/20/2055	19,586,477
BMO Chicago Branch	4.40	6/30/2025	7/1/2025	8,000,000	8,000,978	Agency Collateralized Mortgage Obligation	5.45 - 6.00	5/20/2055 - 4/20/2065	8,241,008
BNP Paribas, SA	4.31	6/20/2025	7/31/2025	50,000,000	50,245,431	U.S. Treasuries (including strips)	1.75 - 4.75	2/15/2027 - 11/15/2043	51,067,193
BNP Paribas, SA	4.32	6/30/2025	7/30/2025	19,000,000	19,068,400	U.S. Treasuries (including strips)	2.25 - 4.63	10/31/2025 - 11/15/2048	19,382,343
BNP Paribas, SA	4.32	6/26/2025	7/28/2025	31,000,000	31,119,040	U.S. Treasuries (including strips)	1.13 - 4.40	4/30/2027 - 8/15/2049	31,639,000
BNP Paribas, SA	4.32	6/27/2025	7/28/2025	23,000,000	23,085,560	U.S. Treasuries (including strips)	2.50 - 4.42	7/31/2026 - 2/15/2045	23,471,288
BNP Paribas, SA	4.32	6/10/2025	7/10/2025	60,000,000	60,216,000	Agency Mortgage-Backed Securities	1.84 - 6.53	1/1/2034 - 5/1/2055	61,317,300
						U.S. Treasuries (including strips)	0.00	11/15/2043	37,286
									61,354,586
BNP Paribas, SA	4.31	6/10/2025	7/10/2025	23,000,000	23,082,608	U.S. Treasuries (including strips)	1.38 - 4.63	10/31/2025 - 8/15/2051	23,518,999
Barclays Bank PLC	4.33	6/17/2025	7/17/2025	9,000,000	9,032,475	Agency Mortgage-Backed Securities	2.50 - 12.24	9/15/2026 - 3/15/2065	9,235,759
Barclays Bank PLC	4.33	6/12/2025	7/11/2025	13,000,000	13,045,345	Agency Mortgage-Backed Securities	1.50 - 6.10	7/1/2031 - 8/16/2063	13,290,685
Barclays Bank PLC	4.33	6/9/2025	7/10/2025	17,000,000	17,063,386	Agency Mortgage-Backed Securities	3.00 - 5.50	8/1/2037 - 2/1/2053	17,306
						Agency Collateralized Mortgage Obligation	2.00 - 12.24	8/25/2033 - 5/20/2055	17,512,819
									17,530,125
Barclays Bank PLC	4.41	6/30/2025	7/1/2025	11,000,000	11,001,348	Agency Collateralized Mortgage Obligation	2.00 - 12.46	6/25/2027 - 8/16/2063	11,331,368
Barclays Bank PLC	4.39	6/30/2025	7/1/2025	23,000,000	23,002,805	U.S. Treasuries (including strips)	1.25 - 4.00	12/31/2026 - 11/15/2052	23,462,928
Barclays Bank PLC	4.35	6/30/2025	7/1/2025	23,000,000	23,002,779	U.S. Treasuries (including strips)	0.00 - 6.88	7/10/2025 - 11/30/2029	23,462,835
BofA Securities, Inc.	4.40(f)	6/27/2025	8/27/2025	10,000,000	10,074,555	U.S. Treasuries (including strips)	2.25	5/15/2041	10,205,023
BofA Securities, Inc.	4.32	5/7/2025	8/7/2025	4,000,000	4,044,160	Agency Mortgage-Backed Securities	6.50	11/1/2053 - 7/20/2054	4,106,929
BofA Securities, Inc.	4.44(f)	5/5/2025	8/5/2025	9,000,000	9,102,120	Agency Mortgage-Backed Securities	4.00 - 7.50	7/20/2040 - 6/20/2055	9,243,292
BofA Securities, Inc.	4.45(f)	4/1/2025	8/1/2025	46,000,000	46,693,705	Agency Mortgage-Backed Securities	2.50 - 8.00	11/15/2027 - 6/1/2055	3,085,827
						U.S. Treasuries (including strips)	2.00	11/15/2041	36,413,534
						Agency Debentures and Agency Strips	2.93	2/3/2042	7,940,331
									47,439,692
BofA Securities, Inc.	4.44(f)	4/11/2025	7/11/2025	11,000,000	11,123,457	Agency Mortgage-Backed Securities	2.50 - 7.50	1/20/2033 - 6/20/2055	11,330,172
BofA Securities, Inc.	4.32	6/3/2025	7/3/2025	11,000,000	11,039,600	U.S. Treasuries (including strips)	2.00 - 3.50	5/31/2029 - 2/15/2050	11,257,752
Canadian Imperial Bank of Commerce	4.37	6/20/2025	7/31/2025	1,000,000	1,004,977	Agency Mortgage-Backed Securities	2.50 - 7.00	2/1/2051 - 4/1/2055	54,288
						U.S. Treasuries (including strips)	3.88 - 4.50	11/15/2025 - 12/31/2027	944,267
						Agency Collateralized Mortgage Obligation	0.53 - 5.80	3/20/2047 - 4/20/2075	23,515
									1,022,070
Canadian Imperial Bank of Commerce	4.34	5/28/2025	7/31/2025	4,000,000	4,030,862	Agency Mortgage-Backed Securities	2.50 - 7.00	7/1/2030 - 6/1/2055	4,096,724
Canadian Imperial Bank of Commerce	4.32	6/25/2025	7/25/2025	8,000,000	8,028,800	U.S. Treasuries (including strips)	3.50 - 4.50	12/31/2028 - 5/15/2035	8,165,925
Canadian Imperial Bank of Commerce	4.32	6/27/2025	7/24/2025	12,000,000	12,038,880	U.S. Treasuries (including strips)	0.50 - 5.00	10/31/2025 - 8/15/2034	12,245,941
Canadian Imperial Bank of Commerce	4.32	6/12/2025	7/14/2025	17,000,000	17,065,280	Agency Mortgage-Backed Securities	2.00 - 7.00	8/1/2025 - 1/20/2072	17,117,240
						U.S. Treasuries (including strips)	0.38 - 4.50	5/31/2027 - 11/15/2046	264,607
									17,381,847
Canadian Imperial Bank of Commerce	4.32	6/2/2025	7/2/2025	13,000,000	13,046,800	U.S. Treasuries (including strips)	0.75 - 4.88	10/15/2025 - 8/15/2054	13,316,343
Citibank NA	4.36	6/25/2025	7/2/2025	13,000,000	13,011,021	Agency Mortgage-Backed Securities	1.32 - 7.40	1/1/2026 - 7/1/2055	13,269,636
Citigroup Global Capital Markets, Inc.	4.47(f)	6/23/2025	8/25/2025	23,000,000	23,179,917	Agency Mortgage-Backed Securities	2.00 - 4.00	7/20/2051 - 8/20/2051	23,460,425
						U.S. Treasuries (including strips)	2.25	2/15/2027	22,725
									23,483,150
Citigroup Global Capital Markets, Inc.	4.47(f)	6/12/2025	8/13/2025	23,000,000	23,177,061	Agency Mortgage-Backed Securities	2.00 - 3.50	6/20/2051 - 7/20/2051	23,460,338
						U.S. Treasuries (including strips)	2.25	2/15/2027	54,106
									23,514,444
Citigroup Global Capital Markets, Inc.	4.47(f)	6/4/2025	7/2/2025	40,000,000	40,139,067	Agency Mortgage-Backed Securities	2.00 - 4.00	6/20/2051 - 7/20/2051	40,800,270
						U.S. Treasuries (including strips)	2.25	2/15/2027	134,085
									40,934,355
Citigroup Global Capital Markets, Inc.	4.46(f)	6/4/2025	7/2/2025	23,000,000	23,079,784	U.S. Treasuries (including strips)	0.00 - 2.25	11/6/2025 - 2/15/2027	23,537,118
Citigroup Global Capital Markets, Inc.	4.36	6/25/2025	7/2/2025	19,000,000	19,016,108	U.S. Treasuries (including strips)	0.75 - 4.88	4/30/2026 - 2/15/2027	19,394,089
Credit AG	4.40	6/30/2025	7/1/2025	2,000,000	2,000,244	U.S. Treasuries (including strips)	1.50	11/30/2028	2,040,330
Fixed Income Clearing Corp - BNP	4.39	6/30/2025	7/1/2025	73,000,000	73,008,902	U.S. Treasuries (including strips)	0.88 - 4.40	4/30/2027 - 11/15/2052	74,469,146
Fixed Income Clearing Corp - BNP	4.39	6/30/2025	7/1/2025	73,000,000	73,008,902	U.S. Treasuries (including strips)	0.63 - 4.75	4/30/2027 - 5/15/2055	74,469,084
Fixed Income Clearing Corp - BNYM	4.40	6/30/2025	7/1/2025	332,000,000	332,040,578	U.S. Treasuries (including strips)	0.13	7/15/2030	338,640,073
Fixed Income Clearing Corp - BONY	4.41	6/30/2025	7/1/2025	206,000,000	206,025,235	Agency Mortgage-Backed Securities	2.00 - 7.00	2/1/2037 - 7/1/2055	210,120,016
Fixed Income Clearing Corp - CIBC	4.39	6/30/2025	7/1/2025	27,000,000	27,003,293	U.S. Treasuries (including strips)	3.88	12/31/2029	27,545,693
Fixed Income Clearing Corp - Credit Agricole	4.40	6/30/2025	7/1/2025	47,000,000	47,005,744	U.S. Treasuries (including strips)	1.00	7/31/2028	47,924,286
Fixed Income Clearing Corp - Credit Agricole	4.39	6/30/2025	7/1/2025	180,000,000	180,021,950	U.S. Treasuries (including strips)	2.25 - 4.50	8/31/2031 - 8/15/2049	184,754,941
Fixed Income Clearing Corp - Goldman	4.40	6/30/2025	7/1/2025	68,000,000	68,008,311	Agency Mortgage-Backed Securities	2.00 - 6.00	12/1/2030 - 11/1/2053	69,368,478
Fixed Income Clearing Corp - Goldman	4.39	6/30/2025	7/1/2025	112,000,000	112,013,658	U.S. Treasuries (including strips)	0.00 - 4.13	7/8/2025 - 5/15/2045	114,253,947
Fixed Income Clearing Corp - Goldman	4.39	6/30/2025	7/1/2025	112,000,000	112,013,658	U.S. Treasuries (including strips)	2.88 - 4.00	5/15/2032 - 2/15/2034	114,254,015
Fixed Income Clearing Corp - Goldman	4.39	6/30/2025	7/1/2025	19,000,000	19,002,317	U.S. Treasuries (including strips)	1.75 - 4.50	11/15/2029 - 5/15/2048	19,382,371
Fixed Income Clearing Corp - ING	4.40	6/30/2025	7/1/2025	20,000,000	20,002,444	Agency Mortgage-Backed Securities	6.50	10/1/2053	20,402,494
Fixed Income Clearing Corp - ING	4.39	6/30/2025	7/1/2025	6,007,000	6,007,733	U.S. Treasuries (including strips)	4.75	2/15/2045	6,127,921
Fixed Income Clearing Corp - ING	4.39	6/30/2025	7/1/2025	73,000,000	73,008,902	U.S. Treasuries (including strips)	4.25	2/15/2028	74,469,136
Fixed Income Clearing Corp - ING	4.39	6/30/2025	7/1/2025	31,000,000	31,003,780	U.S. Treasuries (including strips)	0.00	10/21/2025	31,650,654
Fixed Income Clearing Corp - ING	4.39	6/30/2025	7/1/2025	19,000,000	19,002,317	U.S. Treasuries (including strips)	4.50	5/31/2029	19,360,937
Fixed Income Clearing Corp - Mizuho	4.40	6/30/2025	7/1/2025	47,000,000	47,005,744	Agency Mortgage-Backed Securities	2.00 - 6.50	11/20/2025 - 6/1/2055	47,945,760
						U.S. Treasuries (including strips)	0.25	8/31/2025	99
									47,945,859
Fixed Income Clearing Corp - Mizuho	4.39	6/30/2025	7/1/2025	23,000,000	23,002,805	U.S. Treasuries (including strips)	3.50 - 4.00	7/31/2029 - 4/30/2030	23,462,936
Fixed Income Clearing Corp - Morgan Stanley	4.39	6/30/2025	7/1/2025	178,000,000	178,021,706	Agency Mortgage-Backed Securities	1.50 - 8.50	12/1/2025 - 6/1/2055	178,425,678
						U.S. Treasuries (including strips)	3.00 - 5.00	9/30/2025 - 5/15/2037	3,156,463
									181,582,141
Fixed Income Clearing Corp - Morgan Stanley	4.39	6/30/2025	7/1/2025	34,000,000	34,004,146	Agency Mortgage-Backed Securities	3.00 - 6.50	10/20/2046 - 6/20/2055	34,684,230
Fixed Income Clearing Corp - Morgan Stanley	4.39	6/30/2025	7/1/2025	178,000,000	178,021,706	Agency Mortgage-Backed Securities	2.50 - 7.00	9/1/2050 - 5/1/2055	181,402,867
						U.S. Treasuries (including strips)	3.75	12/31/2030	179,274
									181,582,141
Fixed Income Clearing Corp - Morgan Stanley	4.39	6/30/2025	7/1/2025	85,000,000	85,010,365	Agency Mortgage-Backed Securities	5.50 - 6.00	9/1/2053 - 2/1/2054	86,650,102
						U.S. Treasuries (including strips)	3.13	8/15/2044	60,471
									86,710,573
Fixed Income Clearing Corp - Natixis	4.39	6/30/2025	7/1/2025	54,000,000	54,006,585	U.S. Treasuries (including strips)	4.13	11/30/2029	55,084,432
Fixed Income Clearing Corp - Nomura	4.40	6/30/2025	7/1/2025	53,000,000	53,006,478	U.S. Treasuries (including strips)	1.00 - 4.00	7/31/2028 - 5/31/2030	54,066,633
Fixed Income Clearing Corp - State Street Bank	4.42	6/30/2025	7/1/2025	47,000,000	47,005,771	Agency Mortgage-Backed Securities	2.00 - 6.00	7/1/2045 - 5/1/2058	48,965,887
Fixed Income Clearing Corp - State Street Bank	4.40	6/30/2025	7/1/2025	432,000,000	432,052,800	U.S. Treasuries (including strips)	3.50 - 4.13	2/29/2032 - 8/15/2034	440,640,017
Goldman Sachs & Co LLC	4.40(f)	5/27/2025	7/28/2025	17,000,000	17,128,822	Agency Mortgage-Backed Securities	3.88 - 6.50	8/15/2039 - 6/1/2055	17,412,867
Goldman Sachs & Co LLC	4.40(f)	5/28/2025	7/28/2025	26,000,000	26,193,845	Agency Mortgage-Backed Securities	2.85 - 5.50	5/20/2055 - 4/15/2060	26,628,298
Goldman Sachs & Co LLC	4.40	6/30/2025	7/1/2025	38,000,000	38,004,644	Agency Mortgage-Backed Securities	2.00 - 6.50	1/1/2034 - 5/20/2055	38,764,738
HSBC Securities, Inc. (U.S.A.)	4.31	6/24/2025	7/1/2025	15,000,000	15,012,571	U.S. Treasuries (including strips)	4.50	3/31/2026	15,312,834
ING Financial Markets LLC	4.37	6/20/2025	7/31/2025	23,000,000	23,114,470	Agency Mortgage-Backed Securities	4.50	8/1/2052	23,491,326
ING Financial Markets LLC	4.31	6/24/2025	7/1/2025	2,000,000	2,001,676	U.S. Treasuries (including strips)	0.00	8/5/2025	2,041,808
JP Morgan Securities, LLC	4.41(f)	6/23/2025	7/23/2025	220,000,000	220,808,500	U.S. Treasuries (including strips)	0.00 - 4.75	6/11/2026 - 11/15/2044	224,618,114
JP Morgan Securities, LLC	4.40	6/30/2025	7/1/2025	76,000,000	76,009,289	Agency Mortgage-Backed Securities	2.00 - 7.00	5/1/2031 - 2/1/2057	77,529,476
JP Morgan Securities, LLC	4.40	6/30/2025	7/1/2025	42,000,000	42,005,133	Agency Mortgage-Backed Securities	4.50 - 7.00	6/1/2053 - 7/1/2055	42,845,237
JP Morgan Securities, LLC	4.39	6/30/2025	7/1/2025	69,000,000	69,008,414	U.S. Treasuries (including strips)	0.00 - 4.75	6/11/2026 - 5/15/2051	70,388,852
JP Morgan Securities, LLC	4.39	6/30/2025	7/1/2025	38,000,000	38,004,634	U.S. Treasuries (including strips)	3.50	1/31/2030	38,764,765
Lloyds Bank Corp Mrkts	4.36	6/27/2025	7/3/2025	6,000,000	6,004,360	U.S. Treasuries (including strips)	3.50 - 4.63	9/30/2029 - 5/15/2044	6,123,027
Lloyds Bank Corp Mrkts	4.36	6/25/2025	7/2/2025	23,000,000	23,019,499	U.S. Treasuries (including strips)	1.13 - 4.63	3/31/2026 - 11/15/2050	23,482,698
Lloyds Bank PLC	4.39	6/26/2025	9/26/2025	3,000,000	3,033,656	U.S. Treasuries (including strips)	2.25 - 3.13	8/15/2027 - 11/15/2028	3,061,934
Lloyds Bank PLC	4.40	5/28/2025	8/28/2025	5,000,000	5,056,222	U.S. Treasuries (including strips)	0.50 - 6.75	8/15/2026 - 8/15/2034	5,121,281
Lloyds Bank PLC	4.39	5/23/2025	8/26/2025	5,000,000	5,057,923	U.S. Treasuries (including strips)	0.50 - 3.13	9/30/2025 - 5/15/2031	5,124,314
Lloyds Bank PLC	4.40	5/20/2025	8/20/2025	3,000,000	3,033,734	U.S. Treasuries (including strips)	0.50 - 4.63	5/31/2026 - 5/15/2033	3,075,785
Lloyds Bank PLC	4.39	5/7/2025	8/7/2025	5,000,000	5,056,094	U.S. Treasuries (including strips)	0.88 - 4.50	8/15/2027 - 11/15/2033	5,134,234
Lloyds Bank PLC	4.36	4/30/2025	7/31/2025	3,000,000	3,033,426	U.S. Treasuries (including strips)	2.25 - 3.13	9/30/2025 - 11/15/2028	3,083,014
MUFG Securities (Canada), Ltd.	4.37	6/20/2025	9/3/2025	8,000,000	8,072,833	Agency Mortgage-Backed Securities	1.50 - 7.00	12/1/2027 - 1/1/2055	8,091,557
						U.S. Treasuries (including strips)	0.50 - 4.13	10/31/2026 - 8/15/2053	79,417
									8,170,974
MUFG Securities (Canada), Ltd.	4.35	6/20/2025	9/3/2025	8,000,000	8,072,500	U.S. Treasuries (including strips)	0.75 - 4.25	8/15/2026 - 8/15/2053	8,170,927
MUFG Securities (Canada), Ltd.	4.32	6/20/2025	7/31/2025	4,000,000	4,019,680	U.S. Treasuries (including strips)	0.50 - 4.50	2/28/2026 - 5/15/2047	4,085,515
MUFG Securities EMEA PLC	4.32	6/9/2025	7/25/2025	23,000,000	23,126,960	U.S. Treasuries (including strips)	3.88 - 4.88	5/31/2026 - 11/30/2029	23,513,042
MUFG Securities EMEA PLC	4.32	6/5/2025	7/7/2025	23,000,000	23,088,320	U.S. Treasuries (including strips)	3.88 - 5.00	9/30/2025 - 11/30/2029	23,528,910
MUFG Securities EMEA PLC	4.39	6/30/2025	7/1/2025	14,000,000	14,001,707	U.S. Treasuries (including strips)	0.75	5/31/2026	14,276,814
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.37	6/20/2025	9/3/2025	31,000,000	31,282,230	Agency Mortgage-Backed Securities	2.00 - 6.50	6/1/2026 - 10/1/2053	31,662,221
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.35	6/20/2025	9/3/2025	8,000,000	8,072,500	U.S. Treasuries (including strips)	2.25	5/15/2041	8,170,857
Mizuho Securities U.S.A., Inc.	4.35	6/25/2025	7/2/2025	6,000,000	6,005,075	U.S. Treasuries (including strips)	4.40	4/30/2027	6,124,451
NatWest Market Securities Inc	4.35	6/25/2025	7/2/2025	15,000,000	15,012,688	U.S. Treasuries (including strips)	4.63	4/30/2031	15,311,118
Norinchukin Bank	4.31	6/24/2025	7/1/2025	5,000,000	5,004,190	U.S. Treasuries (including strips)	4.13	11/30/2031	5,103,763
RBC Dominion Securities	4.31	6/20/2025	7/31/2025	23,000,000	23,112,898	U.S. Treasuries (including strips)	0.00 - 5.00	8/14/2025 - 5/15/2055	23,572,044
RBC Financial Group	4.34	6/30/2025	7/25/2025	45,000,000	45,135,625	U.S. Treasuries (including strips)	0.00 - 4.00	10/23/2025 - 12/31/2028	45,905,617
RBC Financial Group	4.32	5/1/2025	7/8/2025	43,000,000	43,350,880	Agency Mortgage-Backed Securities	1.52 - 5.21	11/25/2030 - 9/1/2033	8,418,258
						U.S. Treasuries (including strips)	0.13 - 4.63	10/15/2025 - 2/15/2044	35,725,669
						Agency Collateralized Mortgage Obligation	5.00 - 5.55	11/20/2054 - 12/20/2054	44,023
						Agency Debentures and Agency Strips	5.81	12/25/2054	101,131
									44,289,081
Royal Bank of Canada	4.31	6/24/2025	7/1/2025	24,000,000	24,020,113	U.S. Treasuries (including strips)	1.13 - 4.63	8/31/2026 - 2/15/2055	24,502,521
SMBC Nikko Securities America, Inc.	4.35	6/25/2025	7/2/2025	8,000,000	8,006,767	U.S. Treasuries (including strips)	0.75 - 4.88	4/30/2026 - 8/15/2050	8,165,962
SMBC Nikko Securities America, Inc.	4.40	6/30/2025	7/1/2025	49,000,000	49,005,989	U.S. Treasuries (including strips)	0.63 - 4.63	6/30/2026 - 8/15/2042	49,986,155
SMBC Nikko Securities America, Inc.	4.40	6/30/2025	7/1/2025	10,000,000	10,001,222	Agency Mortgage-Backed Securities	2.00 - 7.00	12/1/2029 - 11/1/2054	9,508,937
						U.S. Treasuries (including strips)	1.63 - 4.40	4/30/2027 - 5/15/2033	692,310
									10,201,247
Societe Generale	4.38	6/30/2025	7/7/2025	27,000,000	27,022,995	U.S. Treasuries (including strips)	4.50	12/31/2031 - 8/15/2039	27,543,354
Societe Generale	4.36	6/25/2025	7/2/2025	13,000,000	13,011,021	Agency Mortgage-Backed Securities	2.00	11/1/2050	13,269,636
TD Securities (U.S.A.)	4.41	6/30/2025	7/1/2025	17,000,000	17,002,083	Agency Mortgage-Backed Securities	3.00	8/1/2050	17,342,124
TD Securities (U.S.A.)	4.40	6/30/2025	7/1/2025	10,000,000	10,001,222	U.S. Treasuries (including strips)	4.00 - 4.63	2/15/2034 - 2/15/2035	10,201,324
Wells Fargo Bank NA	4.31	6/24/2025	7/1/2025	30,000,000	30,025,142	Agency Mortgage-Backed Securities	2.50 - 6.50	11/20/2051 - 7/1/2055	21,343,426
						U.S. Treasuries (including strips)	0.00 - 3.75	8/15/2025 - 5/15/2041	9,256,785
						Agency Collateralized Mortgage Obligation	3.50 - 5.31	7/25/2042 - 1/25/2054	30,927
						Agency Debentures and Agency Strips	0.00	1/15/2037	6,892
									30,638,030
Wells Fargo Securities, LLC	4.38	6/20/2025	9/18/2025	23,000,000	23,251,850	Agency Mortgage-Backed Securities	2.50 - 6.00	6/1/2028 - 6/1/2055	23,491,397
Wells Fargo Securities, LLC	4.39	6/5/2025	9/3/2025	15,000,000	15,164,625	Agency Mortgage-Backed Securities	2.00 - 6.50	1/1/2035 - 7/1/2055	15,348,510
Wells Fargo Securities, LLC	4.39	5/23/2025	8/21/2025	11,000,000	11,120,725	Agency Mortgage-Backed Securities	1.50 - 5.50	5/1/2033 - 6/1/2055	11,273,361
Wells Fargo Securities, LLC	4.39	5/20/2025	8/19/2025	11,000,000	11,122,066	Agency Mortgage-Backed Securities	5.50 - 6.00	5/1/2039 - 4/1/2055	11,277,466
Wells Fargo Securities, LLC	4.39	5/19/2025	8/18/2025	23,000,000	23,255,230	Agency Mortgage-Backed Securities	5.50	6/1/2055	23,583,016
Wells Fargo Securities, LLC	4.39	5/14/2025	8/12/2025	11,000,000	11,120,725	Agency Mortgage-Backed Securities	5.50	3/1/2055	11,285,675
Wells Fargo Securities, LLC	4.39	5/8/2025	8/8/2025	34,000,000	34,381,442	Agency Mortgage-Backed Securities	2.50 - 6.50	7/1/2028 - 10/1/2054	34,908,368
Total Repurchase Agreements				4,377,007,000	4,384,707,095				4,471,283,216

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$419,670,000 due 07/01/2025 at 4.40%
Bank of America NA	30,473,000
Bank of Nova Scotia/The	18,192,000
Bny Mellon Capital Market LLC	21,225,000
BofA Securities Inc	4,839,000
Citigroup Global Capital Markets Inc.	16,930,000
MUFG Securities (Canada) Ltd.	31,743,000
Nomura Securities International Inc	21,162,000
Rbc Dominion Securities Inc	84,648,000
Sumitomo Mitsui Banking Corp	160,831,000
Wells Fargo Bank NA	29,627,000
419,670,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,030,677,000) - See accompanying schedule: Unaffiliated issuers (cost $10,222,688,843)		$10,222,688,843
Cash		40,000,651
Receivable for fund shares sold		20,055,457
Interest receivable		29,949,661
Total assets		10,312,694,612
Liabilities
Payable for investments purchased	$351,573,415
Payable for fund shares redeemed	56,337,366
Accrued management fee	2,130,950
Distribution and service plan fees payable	309,777
Other payables and accrued expenses	44,323
Total liabilities		410,395,831
Net Assets		$9,902,298,781
Net Assets consist of:
Paid in capital		$9,901,998,506
Total accumulated earnings (loss)		300,275
Net Assets		$9,902,298,781

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,021,964,983 ÷ 3,022,293,658 shares)		$1.00
Service Class :
Net Asset Value, offering price and redemption price per share ($2,719,920,901 ÷ 2,720,020,286 shares)		$1.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($422,057,857 ÷ 422,038,889 shares)		$1.00
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,738,355,040 ÷ 3,737,457,230 shares)		$1.00
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$208,867,288
Expenses
Management fee	$12,366,366
Distribution and service plan fees	1,822,309
Custodian fees and expenses	44,762
Independent trustees' fees and expenses	11,915
Audit fees	25,850
Legal	8,154
Miscellaneous	12,118
Total expenses		14,291,474
Net Investment income (loss)		194,575,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,978
Total net realized gain (loss)		30,978
Net increase in net assets resulting from operations		$194,606,792
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,575,814	$412,114,200
Net realized gain (loss)	30,978	3,579
Net increase in net assets resulting from operations	194,606,792	412,117,779
Distributions to shareholders	(194,617,953)	(412,087,912)

Share transactions - net increase (decrease)	1,404,875,535	277,213,860
Total increase (decrease) in net assets	1,404,864,374	277,243,727

Net Assets
Beginning of period	8,497,434,407	8,220,190,680
End of period	$9,902,298,781	$8,497,434,407

Financial Highlights
VIP Government Money Market Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.050	.048	.014	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.050	.048	.014	- B	.003
Distributions from net investment income	(.021)	(.050)	(.048)	(.014)	- B	(.003)
Total distributions	(.021)	(.050)	(.048)	(.014)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.08%	5.10%	4.89%	1.44%	.01%	.32%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.25% H	.27%	.29%	.24%	.23%	.24%
Expenses net of fee waivers, if any	.25 % H	.27%	.29%	.22%	.08%	.20%
Expenses net of all reductions, if any	.25% H	.27%	.29%	.22%	.08%	.20%
Net investment income (loss)	4.15% H	4.96%	4.83%	1.52%	.01%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$3,021,965	$2,267,618	$2,594,542	$2,210,498	$1,477,559	$2,255,440

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.049	.047	.013	- B	.003
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B	- B
Total from investment operations	.020	.049	.047	.014	- B	.003
Distributions from net investment income	(.020)	(.049)	(.047)	(.014)	- B	(.003)
Total distributions	(.020)	(.049)	(.047)	(.014)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.03%	5.00%	4.79%	1.36%	.01%	.28%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.35% H	.37%	.39%	.34%	.33%	.34%
Expenses net of fee waivers, if any	.35 % H	.37%	.39%	.30%	.08%	.23%
Expenses net of all reductions, if any	.35% H	.37%	.39%	.29%	.08%	.23%
Net investment income (loss)	4.05% H	4.85%	4.73%	1.44%	.01%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,719,921	$2,492,449	$2,289,476	$1,796,084	$1,447,279	$1,641,207

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.019	.047	.045	.013	- B	.002
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.019	.047	.045	.013	- B	.002
Distributions from net investment income	(.019)	(.047)	(.045)	(.013)	- B	(.002)
Total distributions	(.019)	(.047)	(.045)	(.013)	- B	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.95%	4.84%	4.63%	1.26%	.01%	.24%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.50% H	.52%	.54%	.49%	.48%	.49%
Expenses net of fee waivers, if any	.50 % H	.52%	.54%	.40%	.08%	.28%
Expenses net of all reductions, if any	.50% H	.52%	.54%	.40%	.08%	.28%
Net investment income (loss)	3.90% H	4.70%	4.58%	1.34%	.01%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$422,058	$401,835	$319,430	$238,428	$203,035	$221,428

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.050	.048	.014	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.050	.048	.014	- B	.003
Distributions from net investment income	(.020)	(.050)	(.048)	(.014)	- B	(.003)
Total distributions	(.020)	(.050)	(.048)	(.014)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.06%	5.08%	4.87%	1.42%	.01%	.31%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.28% H	.30%	.32%	.27%	.25%	.26%
Expenses net of fee waivers, if any	.28 % H	.30%	.31%	.24%	.08%	.21%
Expenses net of all reductions, if any	.28% H	.30%	.31%	.24%	.08%	.21%
Net investment income (loss)	4.12% H	4.92%	4.81%	1.50%	.01%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,738,355	$3,335,532	$3,016,743	$2,591,813	$1,970,069	$2,094,839

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$10,222,688,843

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(24,521)
Total capital loss carryforward	$(24,521)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Basic Fee Rate %
Initial Class	.15
Service Class	.15
Service Class 2.15
Investor Class	.18

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized income-related fee and management fee rates were as follows:

	Total Management Fee Rate %	Income-Related Fee $	Income-Related Fee Rate %
VIP Government Money Market Portfolio		4,656,283.10
Initial Class	.25
Service Class	.25
Service Class 2.25
Investor Class	.28

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,316,415
Service Class 2	505,894
$1,822,309

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$60,847,568	$129,204,435
Service Class	52,907,601	109,549,291
Service Class 2	7,820,503	17,281,509
Investor Class	73,042,281	156,052,677
Total	$194,617,953	$412,087,912
5. Share Transactions.
Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Government Money Market Portfolio
Initial Class
Shares sold	1,883,211,289	2,178,894,018	$1,883,211,289	$2,178,894,018
Reinvestment of distributions	60,771,945	129,913,881	60,771,945	129,913,881
Shares redeemed	(1,186,973,945)	(2,638,246,567)	(1,186,973,945)	(2,638,246,567)
Net increase (decrease)	757,009,289	(329,438,668)	$757,009,289	$(329,438,668)
Service Class
Shares sold	1,101,339,834	2,464,667,316	$1,101,339,836	$2,464,667,316
Reinvestment of distributions	52,907,603	110,180,749	52,907,601	110,180,749
Shares redeemed	(927,702,966)	(2,370,916,323)	(927,702,966)	(2,370,916,323)
Net increase (decrease)	226,544,471	203,931,742	$226,544,471	$203,931,742
Service Class 2
Shares sold	483,703,865	643,287,594	$483,703,865	$643,287,594
Reinvestment of distributions	7,818,182	17,366,478	7,818,182	17,366,478
Shares redeemed	(471,565,972)	(577,986,476)	(471,565,972)	(577,986,476)
Net increase (decrease)	19,956,075	82,667,596	$19,956,075	$82,667,596
Investor Class
Shares sold	643,016,486	733,425,816	$643,071,796	$733,425,816
Reinvestment of distributions	73,097,591	156,891,427	73,042,281	156,891,427
Shares redeemed	(314,748,377)	(570,264,053)	(314,748,377)	(570,264,053)
Net increase (decrease)	401,365,700	320,053,190	$401,365,700	$320,053,190
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Real Estate Portfolio	41	1	14
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705628.127
VIPMM-SANN-0825
Fidelity® Variable Insurance Products:

VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio

Semi-Annual Report
June 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP FundsManager® 20% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 49.5%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	566,849	5,198,007
Fidelity High Income Fund (b)	1,720,514	13,815,730
Fidelity Inflation-Protected Bond Index Fund (b)	1,835,962	17,037,726
Fidelity Long-Term Treasury Bond Index Fund (b)	920,975	8,546,650
Fidelity Total Bond Fund (b)	15,333,224	147,045,622
VIP Investment Grade Bond II Portfolio - Investor Class (b)	15,294,781	146,676,949
TOTAL BOND FUNDS (Cost $341,526,901)		338,320,684

Domestic Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	48,648	2,346,779
Fidelity Commodity Strategy Fund (b)	49,098	4,720,781
Fidelity Contrafund (b)	99,096	2,311,919
Fidelity Fundamental Small-Mid Cap ETF (b)	79,887	2,172,127
Fidelity Hedged Equity Fund (b)	648,400	9,019,245
Fidelity Real Estate Investment Portfolio (b)	37,903	1,492,232
Fidelity Stock Selector Small Cap Fund (b)	136,004	5,032,163
VIP Stock Selector Portfolio - Investor Class (b)	4,612,297	58,806,790
VIP Value Strategies Portfolio - Investor Class (b)	189,369	2,770,463
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,698,108)		88,672,499

International Equity Funds - 8.8%
	Shares	Value ($)
Fidelity Canada Fund (b)	15,916	1,220,250
Fidelity Emerging Markets Discovery Fund (b)	268,431	4,855,912
Fidelity Emerging Markets Fund (b)	334,811	14,370,078
Fidelity Enhanced International ETF (b)	178,255	5,928,761
Fidelity Infrastructure Fund (b)	56,724	892,837
Fidelity International Capital Appreciation Fund (b)	109,038	3,582,979
Fidelity International Discovery Fund (b)	70,453	4,043,301
Fidelity International Small Cap Fund (b)	46,985	1,719,188
Fidelity International Small Cap Opportunities Fund (b)	151,019	3,568,583
Fidelity International Value Fund (b)	251,921	3,214,517
Fidelity Overseas Fund (b)	223,637	16,837,604
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,139,550)		60,234,010

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	840,000	839,120
US Treasury Bills 0% 7/24/2025 (d)	4.24	280,000	279,255
US Treasury Bills 0% 7/3/2025	4.24	130,000	129,970
US Treasury Bills 0% 8/14/2025 (d)	4.32	20,000	19,894
US Treasury Bills 0% 8/7/2025 (d)	4.26	30,000	29,869
US Treasury Bills 0% 9/4/2025 (d)	4.28 to 4.29	240,000	238,155
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,536,263)			1,536,263

Money Market Funds - 28.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	34,381,052	34,387,928
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	4.27	160,593,998	160,593,998
TOTAL MONEY MARKET FUNDS (Cost $194,981,926)			194,981,926

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $649,882,748)	683,745,382
NET OTHER ASSETS (LIABILITIES) - 0.0%	153,204
NET ASSETS - 100.0%	683,898,586

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	102	Sep 2025	13,676,670	165,866	165,866
ICE MSCI Emerging Markets Index Contracts (United States)	137	Sep 2025	8,449,475	132,805	132,805

TOTAL EQUITY CONTRACTS					298,671

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	55	Sep 2025	6,166,016	142,143	142,143

TOTAL FUTURES CONTRACTS					440,814
The notional amount of futures purchased as a percentage of Net Assets is 4.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $926,796.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,072,703	13,132,985	34,817,760	1,173,079	-	-	34,387,928	34,381,052	0.1%
Total	56,072,703	13,132,985	34,817,760	1,173,079	-	-	34,387,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	2,382,991	100,450	250,884	-	6,151	108,071	2,346,779	48,648
Fidelity Canada Fund	1,204,364	44,692	208,748	-	7,226	172,716	1,220,250	15,916
Fidelity Commodity Strategy Fund	3,219,295	1,567,173	204,970	-	(12,694)	151,977	4,720,781	49,098
Fidelity Contrafund	2,369,685	66,166	365,346	19,200	36,387	205,027	2,311,919	99,096
Fidelity Emerging Markets Discovery Fund	3,750,510	453,280	112,990	-	898	764,214	4,855,912	268,431
Fidelity Emerging Markets Fund	12,128,990	1,658,118	1,019,160	-	32,879	1,569,251	14,370,078	334,811
Fidelity Enhanced International ETF	5,128,206	-	223,487	100,536	18,228	1,005,814	5,928,761	178,255
Fidelity Enhanced Large Cap Core ETF	5,090,123	5,373,989	9,948,223	26,361	(273,602)	(242,287)	-	-
Fidelity Enhanced Mid Cap ETF	2,684,206	2,647,286	5,064,857	3,176	(49,815)	(216,820)	-	-
Fidelity Enhanced Small Cap ETF	3,885,106	2,420,511	5,800,844	-	(219,996)	(284,777)	-	-
Fidelity Floating Rate High Income Fund	5,263,738	268,032	265,697	187,820	(2,419)	(65,647)	5,198,007	566,849
Fidelity Fundamental Small-Mid Cap ETF	496,635	1,909,166	225,103	7,651	(5,499)	(3,072)	2,172,127	79,887
Fidelity Hedged Equity Fund	8,800,132	3,301,950	3,781,636	-	559,795	139,004	9,019,245	648,400
Fidelity High Income Fund	5,288,021	8,393,010	393,068	259,823	3,664	524,103	13,815,730	1,720,514
Fidelity Inflation-Protected Bond Index Fund	10,134,289	7,099,613	724,949	47,755	(1,684)	530,457	17,037,726	1,835,962
Fidelity Infrastructure Fund	777,350	906	-	907	-	114,581	892,837	56,724
Fidelity International Capital Appreciation Fund	3,313,442	71,147	393,089	-	54,771	536,708	3,582,979	109,038
Fidelity International Discovery Fund	3,756,295	93,269	490,449	-	40,512	643,674	4,043,301	70,453
Fidelity International Small Cap Fund	1,592,145	36,859	196,793	-	21,827	265,150	1,719,188	46,985
Fidelity International Small Cap Opportunities Fund	2,909,847	48,530	-	-	-	610,206	3,568,583	151,019
Fidelity International Value Fund	2,761,492	48,529	291,014	-	36,934	658,576	3,214,517	251,921
Fidelity Investments Money Market Government Portfolio - Institutional Class	132,720,953	63,018,736	35,145,691	2,960,546	-	-	160,593,998	160,593,998
Fidelity Long-Term Treasury Bond Index Fund	6,601,069	3,614,314	1,874,740	138,997	(211,165)	417,172	8,546,650	920,975
Fidelity Overseas Fund	15,475,791	351,679	1,908,546	-	337,631	2,581,049	16,837,604	223,637
Fidelity Real Estate Investment Portfolio	3,220,650	58,412	1,853,410	6,681	(42,215)	108,795	1,492,232	37,903
Fidelity Stock Selector Small Cap Fund	3,583,601	2,207,124	672,502	-	(30,720)	(55,340)	5,032,163	136,004
Fidelity Total Bond Fund	151,253,142	10,850,986	18,023,575	3,131,214	(437,800)	3,402,869	147,045,622	15,333,224
VIP Investment Grade Bond II Portfolio - Investor Class	150,577,316	7,782,668	17,628,823	31,429	(869,332)	6,815,120	146,676,949	15,294,781
VIP Stock Selector Portfolio - Investor Class	67,786,352	1,812,151	13,353,130	-	2,102,796	458,621	58,806,790	4,612,297
VIP Value Strategies Portfolio - Investor Class	3,211,670	146,794	427,613	60,021	(28,586)	(131,802)	2,770,463	189,369
	621,367,406	125,445,540	120,849,337	6,982,117	1,074,172	20,783,410	647,821,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	338,320,684	338,320,684	-	-

Domestic Equity Funds	88,672,499	88,672,499	-	-

International Equity Funds	60,234,010	60,234,010	-	-

U.S. Treasury Obligations	1,536,263	-	1,536,263	-

Money Market Funds	194,981,926	194,981,926	-	-
Total Investments in Securities:	683,745,382	682,209,119	1,536,263	-
Derivative Instruments:

Assets
Futures Contracts	440,814	440,814	-	-
Total Assets	440,814	440,814	-	-
Total Derivative Instruments:	440,814	440,814	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	298,671	0
Total Equity Risk	298,671	0
Interest Rate Risk
Futures Contracts (a)	142,143	0
Total Interest Rate Risk	142,143	0
Total Value of Derivatives	440,814	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 20% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,536,263)	$1,536,263
Fidelity Central Funds (cost $34,387,928)	34,387,928
Other affiliated issuers (cost $613,958,557)	647,821,191

Total Investment in Securities (cost $649,882,748)		$683,745,382
Receivable for investments sold		2,742,691
Receivable for fund shares sold		81,549
Distributions receivable from Fidelity Central Funds		165,417
Receivable for daily variation margin on futures contracts		39,908
Total assets		686,774,947
Liabilities
Payable for investments purchased	$2,802,973
Payable for fund shares redeemed	15,237
Accrued management fee	56,477
Distribution and service plan fees payable	1,674
Total liabilities		2,876,361
Net Assets		$683,898,586
Net Assets consist of:
Paid in capital		$671,377,879
Total accumulated earnings (loss)		12,520,707
Net Assets		$683,898,586

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($60,205 ÷ 5,417 shares)		$11.11
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($13,827,844 ÷ 1,249,669 shares)		$11.07
Investor Class :
Net Asset Value, offering price and redemption price per share ($670,010,537 ÷ 60,330,062 shares)		$11.11
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,902,897
Interest		19,604
Income from Fidelity Central Funds		1,173,079
Total income		8,095,580
Expenses
Management fee	$504,905
Distribution and service plan fees	15,947
Independent trustees' fees and expenses	869
Total expenses before reductions	521,721
Expense reductions	(176,800)
Total expenses after reductions		344,921
Net Investment income (loss)		7,750,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,074,172
Futures contracts	173,431
Capital gain distributions from underlying funds:
Affiliated issuers	79,220
Total net realized gain (loss)		1,326,823
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(95)
Affiliated issuers	20,783,410
Futures contracts	440,074
Total change in net unrealized appreciation (depreciation)		21,223,389
Net gain (loss)		22,550,212
Net increase (decrease) in net assets resulting from operations		$30,300,871
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,750,659	$25,074,769
Net realized gain (loss)	1,326,823	5,799,339
Change in net unrealized appreciation (depreciation)	21,223,389	7,131,490
Net increase (decrease) in net assets resulting from operations	30,300,871	38,005,598
Distributions to shareholders	(1,260,270)	(24,562,137)

Share transactions - net increase (decrease)	(23,119,244)	(75,215,003)
Total increase (decrease) in net assets	5,921,357	(61,771,542)

Net Assets
Beginning of period	677,977,229	739,748,771
End of period	$683,898,586	$677,977,229

Financial Highlights
VIP FundsManager® 20% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.65	$10.47	$10.05	$12.18	$11.89	$11.19
Income from Investment Operations
Net investment income (loss) A,B	.12	.38	.35	.24	.14	.13
Net realized and unrealized gain (loss)	.36	.20	.47	(1.35)	.30	.77
Total from investment operations	.48	.58	.82	(1.11)	.44	.90
Distributions from net investment income	(.02)	(.40)	(.40)	(.25)	(.13)	(.13)
Distributions from net realized gain	-	-	-	(.77)	(.03)	(.07)
Total distributions	(.02)	(.40)	(.40)	(1.02)	(.15) C	(.20)
Net asset value, end of period	$11.11	$10.65	$10.47	$10.05	$12.18	$11.89
Total Return D,E,F	4.51%	5.52%	8.15%	(9.59)%	3.74%	8.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.30%	.35%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.15%	.20%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.15%	.20%	.20%
Net investment income (loss)	2.30% I	3.53%	3.37%	2.24%	1.12%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$60	$59	$59	$54	$63	$61
Portfolio turnover rate J	39 % I	19%	14%	70% K	45% K	32% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.43	$10.02	$12.14	$11.86	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.12	.36	.33	.22	.12	.12
Net realized and unrealized gain (loss)	.36	.20	.46	(1.34)	.30	.77
Total from investment operations	.48	.56	.79	(1.12)	.42	.89
Distributions from net investment income	(.02)	(.38)	(.38)	(.23)	(.11)	(.11)
Distributions from net realized gain	-	-	-	(.77)	(.03)	(.07)
Total distributions	(.02)	(.38)	(.38)	(1.00)	(.14)	(.19) C
Net asset value, end of period	$11.07	$10.61	$10.43	$10.02	$12.14	$11.86
Total Return D,E,F	4.53%	5.39%	7.91%	(9.67)%	3.52%	7.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.40%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.29%	.35%	.35%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.29%	.35%	.35%
Net investment income (loss)	2.15% I	3.38%	3.22%	2.09%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$13,828	$12,302	$11,585	$11,376	$10,257	$9,323
Portfolio turnover rate J	39 % I	19%	14%	70% K	45% K	32% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.46	$10.04	$12.17	$11.89	$11.18
Income from Investment Operations
Net investment income (loss) A,B	.12	.38	.35	.24	.14	.13
Net realized and unrealized gain (loss)	.37	.20	.47	(1.35)	.29	.78
Total from investment operations	.49	.58	.82	(1.11)	.43	.91
Distributions from net investment income	(.02)	(.40)	(.40)	(.25)	(.13)	(.13)
Distributions from net realized gain	-	-	-	(.77)	(.03)	(.07)
Total distributions	(.02)	(.40)	(.40)	(1.02)	(.15) C	(.20)
Net asset value, end of period	$11.11	$10.64	$10.46	$10.04	$12.17	$11.89
Total Return D,E,F	4.61%	5.53%	8.15%	(9.60)%	3.65%	8.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.15%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	2.30% I	3.53%	3.37%	2.24%	1.12%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$670,011	$665,616	$728,105	$800,844	$986,076	$925,096
Portfolio turnover rate J	39 % I	19%	14%	70% K	45% K	32% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 30% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 49.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	16,936	155,306
Fidelity High Income Fund (b)	51,724	415,343
Fidelity Inflation-Protected Bond Index Fund (b)	55,239	512,621
Fidelity Long-Term Treasury Bond Index Fund (b)	27,946	259,342
Fidelity Total Bond Fund (b)	463,128	4,441,394
VIP Investment Grade Bond II Portfolio - Investor Class (b)	462,000	4,430,578
TOTAL BOND FUNDS (Cost $9,974,983)		10,214,584

Domestic Equity Funds - 19.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	2,309	111,386
Fidelity Commodity Strategy Fund (b)	1,480	142,260
Fidelity Contrafund (b)	4,731	110,367
Fidelity Fundamental Small-Mid Cap ETF (b)	3,652	99,298
Fidelity Hedged Equity Fund (b)	19,022	264,593
Fidelity Real Estate Investment Portfolio (b)	1,186	46,699
Fidelity Stock Selector Small Cap Fund (b)	6,531	241,665
VIP Stock Selector Portfolio - Investor Class (b)	220,913	2,816,647
VIP Value Strategies Portfolio - Investor Class (b)	9,125	133,499
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,407,242)		3,966,414

International Equity Funds - 16.1%
	Shares	Value ($)
Fidelity Canada Fund (b)	1,757	134,695
Fidelity Emerging Markets Discovery Fund (b)	6,058	109,582
Fidelity Emerging Markets Fund (b)	22,925	983,940
Fidelity Enhanced International ETF (b)	2,148	71,442
Fidelity Infrastructure Fund (b)	1,291	20,323
Fidelity International Capital Appreciation Fund (b)	6,656	218,725
Fidelity International Discovery Fund (b)	4,994	286,633
Fidelity International Small Cap Fund (b)	2,967	108,554
Fidelity International Small Cap Opportunities Fund (b)	6,314	149,192
Fidelity International Value Fund (b)	11,913	152,015
Fidelity Japan Smaller Companies Fund (b)	3,169	58,695
Fidelity Overseas Fund (b)	14,058	1,058,434
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,854,034)		3,352,230

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (d) (Cost $19,962)	4.25	20,000	19,963

Money Market Funds - 15.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	703,564	703,705
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	4.27	2,514,266	2,514,266
TOTAL MONEY MARKET FUNDS (Cost $3,217,971)			3,217,971

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $19,474,192)	20,771,162
NET OTHER ASSETS (LIABILITIES) - 0.1%	27,103
NET ASSETS - 100.0%	20,798,265

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	2	Sep 2025	224,219	5,169	5,169

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,963.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	660,725	1,189,779	1,146,799	20,812	-	-	703,705	703,564	0.0%
Total	660,725	1,189,779	1,146,799	20,812	-	-	703,705

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	78,133	41,094	12,127	-	(992)	5,278	111,386	2,309
Fidelity Canada Fund	73,435	72,675	28,814	-	(314)	17,713	134,695	1,757
Fidelity Commodity Strategy Fund	70,789	91,362	23,018	-	(439)	3,566	142,260	1,480
Fidelity Contrafund	77,747	50,081	27,358	767	(317)	10,214	110,367	4,731
Fidelity Emerging Markets Discovery Fund	48,817	67,196	22,668	-	(324)	16,561	109,582	6,058
Fidelity Emerging Markets Fund	470,781	611,917	204,644	-	(3,336)	109,222	983,940	22,925
Fidelity Enhanced International ETF	50,793	14,523	4,964	1,191	(63)	11,153	71,442	2,148
Fidelity Enhanced Large Cap Core ETF	109,426	169,961	261,668	713	(13,643)	(4,076)	-	-
Fidelity Enhanced Mid Cap ETF	53,874	87,448	133,379	89	(3,502)	(4,441)	-	-
Fidelity Enhanced Small Cap ETF	77,964	90,833	154,127	-	(9,984)	(4,686)	-	-
Fidelity Floating Rate High Income Fund	114,037	68,340	25,345	5,147	(469)	(1,257)	155,306	16,936
Fidelity Fundamental Small-Mid Cap ETF	79,108	32,377	12,264	337	(1,395)	1,472	99,298	3,652
Fidelity Hedged Equity Fund	186,769	192,183	134,872	-	1,672	18,841	264,593	19,022
Fidelity High Income Fund	113,408	349,865	63,420	7,311	(794)	16,284	415,343	51,724
Fidelity Inflation-Protected Bond Index Fund	221,287	360,137	83,084	1,359	(327)	14,608	512,621	55,239
Fidelity Infrastructure Fund	17,694	21	-	21	-	2,608	20,323	1,291
Fidelity International Capital Appreciation Fund	116,977	116,268	45,787	-	(62)	31,329	218,725	6,656
Fidelity International Discovery Fund	152,901	152,521	60,116	-	21	41,306	286,633	4,994
Fidelity International Small Cap Fund	56,902	58,960	23,421	-	82	16,031	108,554	2,967
Fidelity International Small Cap Opportunities Fund	78,450	78,821	31,052	-	(52)	23,025	149,192	6,314
Fidelity International Value Fund	76,381	79,840	31,447	-	259	26,982	152,015	11,913
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,907,759	994,729	388,222	49,194	-	-	2,514,266	2,514,266
Fidelity Japan Smaller Companies Fund	36,845	21,052	8,448	-	(96)	9,342	58,695	3,169
Fidelity Long-Term Treasury Bond Index Fund	144,233	191,241	81,536	3,895	(3,368)	8,772	259,342	27,946
Fidelity Overseas Fund	560,145	573,919	226,537	-	797	150,110	1,058,434	14,058
Fidelity Real Estate Investment Portfolio	70,403	39,947	65,350	200	301	1,398	46,699	1,186
Fidelity Stock Selector Small Cap Fund	184,341	119,141	59,433	-	(2,187)	(197)	241,665	6,531
Fidelity Total Bond Fund	3,299,294	2,167,386	1,106,568	86,413	(8,009)	89,291	4,441,394	463,128
VIP Investment Grade Bond II Portfolio - Investor Class	3,285,706	2,085,508	1,103,395	840	(15,891)	178,650	4,430,578	462,000
VIP Stock Selector Portfolio - Investor Class	2,095,268	1,473,594	858,370	-	(17,285)	123,440	2,816,647	220,913
VIP Value Strategies Portfolio - Investor Class	105,338	69,584	34,894	2,394	(1,871)	(4,658)	133,499	9,125
	14,015,005	10,522,524	5,316,328	159,871	(81,588)	907,881	20,047,494

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	10,214,584	10,214,584	-	-

Domestic Equity Funds	3,966,414	3,966,414	-	-

International Equity Funds	3,352,230	3,352,230	-	-

U.S. Treasury Obligations	19,963	-	19,963	-

Money Market Funds	3,217,971	3,217,971	-	-
Total Investments in Securities:	20,771,162	20,751,199	19,963	-
Derivative Instruments:

Assets
Futures Contracts	5,169	5,169	-	-
Total Assets	5,169	5,169	-	-
Total Derivative Instruments:	5,169	5,169	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	5,169	0
Total Interest Rate Risk	5,169	0
Total Value of Derivatives	5,169	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 30% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,960)	$19,963
Fidelity Central Funds (cost $703,705)	703,705
Other affiliated issuers (cost $18,750,527)	20,047,494

Total Investment in Securities (cost $19,474,192)		$20,771,162
Cash		14,811
Receivable for investments sold		81,868
Receivable for fund shares sold		271,566
Distributions receivable from Fidelity Central Funds		3,099
Receivable for daily variation margin on futures contracts		594
Total assets		21,143,100
Liabilities
Payable for investments purchased	$343,117
Payable for fund shares redeemed	10
Accrued management fee	1,662
Distribution and service plan fees payable	46
Total liabilities		344,835
Net Assets		$20,798,265
Net Assets consist of:
Paid in capital		$19,427,995
Total accumulated earnings (loss)		1,370,270
Net Assets		$20,798,265

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($371,926 ÷ 33,300 shares)		$11.17
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($371,621 ÷ 33,300 shares)		$11.16
Investor Class :
Net Asset Value, offering price and redemption price per share ($20,054,718 ÷ 1,795,752 shares)		$11.17
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$156,709
Interest		406
Income from Fidelity Central Funds		20,812
Total income		177,927
Expenses
Management fee	$14,003
Distribution and service plan fees	626
Independent trustees' fees and expenses	22
Total expenses before reductions	14,651
Expense reductions	(5,367)
Total expenses after reductions		9,284
Net Investment income (loss)		168,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(81,588)
Futures contracts	4,192
Capital gain distributions from underlying funds:
Affiliated issuers	3,162
Total net realized gain (loss)		(74,234)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1)
Affiliated issuers	907,881
Futures contracts	5,169
Total change in net unrealized appreciation (depreciation)		913,049
Net gain (loss)		838,815
Net increase (decrease) in net assets resulting from operations		$1,007,458
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$168,643	$388,969
Net realized gain (loss)	(74,234)	49,128
Change in net unrealized appreciation (depreciation)	913,049	181,048
Net increase (decrease) in net assets resulting from operations	1,007,458	619,145
Distributions to shareholders	(23,482)	(424,674)

Share transactions - net increase (decrease)	5,074,106	8,339,096
Total increase (decrease) in net assets	6,058,082	8,533,567

Net Assets
Beginning of period	14,740,183	6,206,616
End of period	$20,798,265	$14,740,183

Financial Highlights
VIP FundsManager® 30% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.38	.36
Net realized and unrealized gain (loss)	.47	.28	.12
Total from investment operations	.57	.66	.48
Distributions from net investment income	- D	(.29)	(.21)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.01)	(.32)	(.21)
Net asset value, end of period	$11.17	$10.61	$10.27
Total Return E,F,G	5.41%	6.42%	4.80%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J	.25%	.25% J
Expenses net of fee waivers, if any	.10 % J	.10%	.10% J
Expenses net of all reductions, if any	.10% J	.09%	.09% J
Net investment income (loss)	1.81% J	3.60%	5.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$372	$353	$342
Portfolio turnover rate K	60 % J	33%	29% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 30% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.37	.35
Net realized and unrealized gain (loss)	.47	.27	.12
Total from investment operations	.56	.64	.47
Distributions from net investment income	- D	(.27)	(.20)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.01)	(.30)	(.20)
Net asset value, end of period	$11.16	$10.61	$10.27
Total Return E,F,G	5.32%	6.26%	4.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40% J	.40%	.40% J
Expenses net of fee waivers, if any	.25 % J	.25%	.25% J
Expenses net of all reductions, if any	.25% J	.24%	.24% J
Net investment income (loss)	1.66% J	3.45%	4.90% J
Supplemental Data
Net assets, end of period (000 omitted)	$372	$353	$342
Portfolio turnover rate K	60 % J	33%	29% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 30% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.39	.36
Net realized and unrealized gain (loss)	.47	.27	.12
Total from investment operations	.57	.66	.48
Distributions from net investment income	- D	(.29)	(.21)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.01)	(.32)	(.21)
Net asset value, end of period	$11.17	$10.61	$10.27
Total Return E,F,G	5.41%	6.42%	4.80%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.15% J	.15%	.15% J
Expenses net of fee waivers, if any	.10 % J	.10%	.10% J
Expenses net of all reductions, if any	.10% J	.09%	.09% J
Net investment income (loss)	1.81% J	3.60%	5.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$20,055	$14,033	$5,523
Portfolio turnover rate K	60 % J	33%	29% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	27,448	251,699
Fidelity High Income Fund (b)	83,656	671,756
Fidelity Inflation-Protected Bond Index Fund (b)	89,509	830,645
Fidelity Long-Term Treasury Bond Index Fund (b)	45,506	422,293
Fidelity Total Bond Fund (b)	666,851	6,395,101
VIP Investment Grade Bond II Portfolio - Investor Class (b)	665,255	6,379,799
TOTAL BOND FUNDS (Cost $14,641,883)		14,951,293

Domestic Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	5,150	248,436
Fidelity Commodity Strategy Fund (b)	2,392	229,965
Fidelity Contrafund (b)	10,499	244,944
Fidelity Fundamental Small-Mid Cap ETF (b)	8,138	221,272
Fidelity Hedged Equity Fund (b)	31,306	435,472
Fidelity Real Estate Investment Portfolio (b)	2,062	81,169
Fidelity Stock Selector Small Cap Fund (b)	14,486	535,975
VIP Stock Selector Portfolio - Investor Class (b)	489,981	6,247,259
VIP Value Strategies Portfolio - Investor Class (b)	20,236	296,047
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,165,826)		8,540,539

International Equity Funds - 20.1%
	Shares	Value ($)
Fidelity Canada Fund (b)	3,647	279,625
Fidelity Emerging Markets Discovery Fund (b)	11,829	213,994
Fidelity Emerging Markets Fund (b)	45,606	1,957,414
Fidelity Enhanced International ETF (b)	4,142	137,763
Fidelity Infrastructure Fund (b)	2,062	32,454
Fidelity International Capital Appreciation Fund (b)	13,919	457,363
Fidelity International Discovery Fund (b)	10,434	598,816
Fidelity International Small Cap Fund (b)	6,120	223,935
Fidelity International Small Cap Opportunities Fund (b)	13,096	309,462
Fidelity International Value Fund (b)	24,466	312,181
Fidelity Japan Smaller Companies Fund (b)	5,084	94,149
Fidelity Overseas Fund (b)	29,286	2,204,959
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,750,176)		6,822,115

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (d) (Cost $19,962)	4.25	20,000	19,963

Money Market Funds - 10.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	891,433	891,611
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	4.27	2,683,676	2,683,676
TOTAL MONEY MARKET FUNDS (Cost $3,575,287)			3,575,287

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $31,153,134)	33,909,197
NET OTHER ASSETS (LIABILITIES) - 0.1%	28,328
NET ASSETS - 100.0%	33,937,525

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	3	Sep 2025	336,328	7,753	7,753

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,963.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,052,919	1,595,388	1,756,696	25,254	-	-	891,611	891,433	0.0%
Total	1,052,919	1,595,388	1,756,696	25,254	-	-	891,611

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	174,308	83,366	21,758	-	(1,081)	13,601	248,436	5,150
Fidelity Canada Fund	166,514	135,905	57,337	-	(711)	35,254	279,625	3,647
Fidelity Commodity Strategy Fund	118,716	138,896	33,144	-	(537)	6,034	229,965	2,392
Fidelity Contrafund	173,389	108,134	62,299	1,411	1,712	24,008	244,944	10,499
Fidelity Emerging Markets Discovery Fund	108,535	116,821	41,396	-	(238)	30,272	213,994	11,829
Fidelity Emerging Markets Fund	1,052,621	1,069,076	375,515	-	(4,144)	215,376	1,957,414	45,606
Fidelity Enhanced International ETF	104,146	20,215	8,701	2,313	(88)	22,191	137,763	4,142
Fidelity Enhanced Large Cap Core ETF	186,779	182,702	342,469	957	(25,011)	(2,001)	-	-
Fidelity Enhanced Mid Cap ETF	83,242	112,106	185,220	99	(3,142)	(6,986)	-	-
Fidelity Enhanced Small Cap ETF	120,504	110,735	212,230	-	(11,335)	(7,674)	-	-
Fidelity Floating Rate High Income Fund	190,243	108,589	45,436	7,507	(428)	(1,269)	251,699	27,448
Fidelity Fundamental Small-Mid Cap ETF	176,467	68,095	26,680	652	(795)	4,185	221,272	8,138
Fidelity Hedged Equity Fund	311,917	300,048	211,185	-	7,747	26,945	435,472	31,306
Fidelity High Income Fund	188,079	528,020	68,408	10,766	(415)	24,480	671,756	83,656
Fidelity Inflation-Protected Bond Index Fund	370,582	552,200	114,148	1,816	(248)	22,259	830,645	89,509
Fidelity Infrastructure Fund	28,255	33	-	33	-	4,166	32,454	2,062
Fidelity International Capital Appreciation Fund	266,754	217,511	91,421	-	(39)	64,558	457,363	13,919
Fidelity International Discovery Fund	349,229	285,595	119,849	-	(608)	84,449	598,816	10,434
Fidelity International Small Cap Fund	128,880	110,554	46,391	-	435	30,457	223,935	6,120
Fidelity International Small Cap Opportunities Fund	178,109	147,454	61,899	-	(167)	45,965	309,462	13,096
Fidelity International Value Fund	173,620	148,666	62,509	-	26	52,378	312,181	24,466
Fidelity Investments Money Market Government Portfolio - Institutional Class	2,071,016	1,037,894	425,234	47,700	-	-	2,683,676	2,683,676
Fidelity Japan Smaller Companies Fund	61,917	33,692	15,145	-	(139)	13,824	94,149	5,084
Fidelity Long-Term Treasury Bond Index Fund	241,097	303,522	131,256	5,702	(5,196)	14,126	422,293	45,506
Fidelity Overseas Fund	1,277,242	1,072,822	451,099	-	936	305,058	2,204,959	29,286
Fidelity Real Estate Investment Portfolio	117,683	65,523	105,668	351	1,164	2,467	81,169	2,062
Fidelity Stock Selector Small Cap Fund	411,122	244,424	128,676	-	(3,394)	12,499	535,975	14,486
Fidelity Total Bond Fund	4,899,510	3,022,347	1,639,507	111,328	(5,169)	117,920	6,395,101	666,851
VIP Investment Grade Bond II Portfolio - Investor Class	4,880,088	2,914,466	1,630,227	986	(22,659)	238,131	6,379,799	665,255
VIP Stock Selector Portfolio - Investor Class	4,672,710	2,929,911	1,718,491	-	23,148	339,981	6,247,259	489,981
VIP Value Strategies Portfolio - Investor Class	234,927	141,784	76,004	4,290	(2,450)	(2,210)	296,047	20,236
	23,518,201	16,311,106	8,509,302	195,911	(52,826)	1,730,444	32,997,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,951,293	14,951,293	-	-

Domestic Equity Funds	8,540,539	8,540,539	-	-

International Equity Funds	6,822,115	6,822,115	-	-

U.S. Treasury Obligations	19,963	-	19,963	-

Money Market Funds	3,575,287	3,575,287	-	-
Total Investments in Securities:	33,909,197	33,889,234	19,963	-
Derivative Instruments:

Assets
Futures Contracts	7,753	7,753	-	-
Total Assets	7,753	7,753	-	-
Total Derivative Instruments:	7,753	7,753	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	7,753	0
Total Interest Rate Risk	7,753	0
Total Value of Derivatives	7,753	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 40% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,963)	$19,963
Fidelity Central Funds (cost $891,611)	891,611
Other affiliated issuers (cost $30,241,560)	32,997,623

Total Investment in Securities (cost $31,153,134)		$33,909,197
Cash		23,142
Receivable for investments sold		134,963
Receivable for fund shares sold		98,855
Distributions receivable from Fidelity Central Funds		4,066
Receivable for daily variation margin on futures contracts		891
Total assets		34,171,114
Liabilities
Payable for investments purchased	$230,834
Payable for fund shares redeemed	25
Accrued management fee	2,683
Distribution and service plan fees payable	47
Total liabilities		233,589
Net Assets		$33,937,525
Net Assets consist of:
Paid in capital		$31,069,621
Total accumulated earnings (loss)		2,867,904
Net Assets		$33,937,525

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($383,235 ÷ 33,300 shares)		$11.51
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($382,904 ÷ 33,300 shares)		$11.50
Investor Class :
Net Asset Value, offering price and redemption price per share ($33,171,386 ÷ 2,882,808 shares)		$11.51
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$190,210
Interest		521
Income from Fidelity Central Funds		25,254
Total income		215,985
Expenses
Management fee	$20,341
Distribution and service plan fees	641
Independent trustees' fees and expenses	32
Total expenses before reductions	21,014
Expense reductions	(7,472)
Total expenses after reductions		13,542
Net Investment income (loss)		202,443
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(52,826)
Futures contracts	7,315
Capital gain distributions from underlying funds:
Affiliated issuers	5,701
Total net realized gain (loss)		(39,810)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5)
Affiliated issuers	1,730,444
Futures contracts	7,753
Total change in net unrealized appreciation (depreciation)		1,738,192
Net gain (loss)		1,698,382
Net increase (decrease) in net assets resulting from operations		$1,900,825
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$202,443	$600,229
Net realized gain (loss)	(39,810)	78,815
Change in net unrealized appreciation (depreciation)	1,738,192	533,658
Net increase (decrease) in net assets resulting from operations	1,900,825	1,212,702
Distributions to shareholders	(45,061)	(688,686)

Share transactions - net increase (decrease)	7,476,837	9,957,972
Total increase (decrease) in net assets	9,332,601	10,481,988

Net Assets
Beginning of period	24,604,924	14,122,936
End of period	$33,937,525	$24,604,924

Financial Highlights
VIP FundsManager® 40% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.35	.39
Net realized and unrealized gain (loss)	.57	.44	.17
Total from investment operations	.65	.79	.56
Distributions from net investment income	-	(.27)	(.15)
Distributions from net realized gain	(.02)	(.04)	- D
Total distributions	(.02)	(.32) E	(.15)
Net asset value, end of period	$11.51	$10.88	$10.41
Total Return F,G,H	5.98%	7.56%	5.61%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.25% K	.25%	.25% K
Expenses net of fee waivers, if any	.10 % K	.10%	.10% K
Expenses net of all reductions, if any	.10% K	.10%	.10% K
Net investment income (loss)	1.49% K	3.23%	5.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$383	$362	$347
Portfolio turnover rate L	64 % K	34%	26% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.34	.38
Net realized and unrealized gain (loss)	.58	.42	.17
Total from investment operations	.65	.76	.55
Distributions from net investment income	-	(.26)	(.14)
Distributions from net realized gain	(.02)	(.04)	- D
Total distributions	(.02)	(.30)	(.14)
Net asset value, end of period	$11.50	$10.87	$10.41
Total Return E,F,G	5.99%	7.31%	5.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40% J	.40%	.40% J
Expenses net of fee waivers, if any	.25 % J	.25%	.25% J
Expenses net of all reductions, if any	.25% J	.25%	.25% J
Net investment income (loss)	1.34% J	3.08%	5.26% J
Supplemental Data
Net assets, end of period (000 omitted)	$383	$362	$347
Portfolio turnover rate K	64 % J	34%	26% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.35	.39
Net realized and unrealized gain (loss)	.58	.43	.17
Total from investment operations	.66	.78	.56
Distributions from net investment income	-	(.27)	(.15)
Distributions from net realized gain	(.02)	(.04)	- D
Total distributions	(.02)	(.32) E	(.15)
Net asset value, end of period	$11.51	$10.87	$10.41
Total Return F,G,H	6.08%	7.46%	5.61%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.15% K	.15%	.15% K
Expenses net of fee waivers, if any	.10 % K	.10%	.10% K
Expenses net of all reductions, if any	.10% K	.10%	.10% K
Net investment income (loss)	1.49% K	3.23%	5.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$33,171	$23,881	$13,430
Portfolio turnover rate L	64 % K	34%	26% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 50% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 39.0%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	3,160,783	28,984,380
Fidelity High Income Fund (b)	9,574,229	76,881,058
Fidelity Inflation-Protected Bond Index Fund (b)	10,215,461	94,799,480
Fidelity Long-Term Treasury Bond Index Fund (b)	5,246,475	48,687,290
Fidelity New Markets Income Fund (b)	181,386	2,356,208
Fidelity Total Bond Fund (b)	66,527,386	637,997,633
VIP Investment Grade Bond II Portfolio - Investor Class (b)	66,362,968	636,420,861
TOTAL BOND FUNDS (Cost $1,535,330,664)		1,526,126,910

Domestic Equity Funds - 31.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	744,350	35,907,444
Fidelity Commodity Strategy Fund (b)	204,831	19,694,460
Fidelity Contrafund (b)	1,530,238	35,700,443
Fidelity Fundamental Small-Mid Cap ETF (b)	1,255,423	34,134,951
Fidelity Hedged Equity Fund (b)	3,740,272	52,027,189
Fidelity Real Estate Investment Portfolio (b)	225,003	8,858,374
Fidelity Stock Selector Small Cap Fund (b)	2,107,434	77,975,068
VIP Stock Selector Portfolio - Investor Class (b)	71,287,377	908,914,062
VIP Value Strategies Portfolio - Investor Class (b)	2,939,257	43,001,334
TOTAL DOMESTIC EQUITY FUNDS (Cost $999,700,291)		1,216,213,325

International Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Canada Fund (b)	311,383	23,873,762
Fidelity Emerging Markets Discovery Fund (b)	2,035,707	36,825,937
Fidelity Emerging Markets Fund (b)	5,021,118	215,506,369
Fidelity Enhanced International ETF (b)	3,022,291	100,521,399
Fidelity Global Commodity Stock Fund (b)	368,972	7,220,781
Fidelity Infrastructure Fund (b)	267,287	4,207,102
Fidelity International Capital Appreciation Fund (b)	1,724,602	56,670,408
Fidelity International Discovery Fund (b)	1,101,273	63,202,078
Fidelity International Small Cap Fund (b)	746,985	27,332,188
Fidelity International Small Cap Opportunities Fund (b)	2,252,936	53,236,882
Fidelity International Value Fund (b)	4,080,301	52,064,640
Fidelity Japan Smaller Companies Fund (b)	2,061,688	38,182,453
Fidelity Overseas Fund (b)	2,484,638	187,068,412
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $554,266,103)		865,912,411

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	2,750,000	2,747,118
US Treasury Bills 0% 7/24/2025 (d)	4.24	710,000	708,111
US Treasury Bills 0% 7/3/2025	4.24 to 4.25	470,000	469,890
US Treasury Bills 0% 7/31/2025 (d)	4.23	690,000	687,604
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,612,688)			4,612,723

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	195,590,598	195,629,716
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	4.27	109,743,405	109,743,405
TOTAL MONEY MARKET FUNDS (Cost $305,373,121)			305,373,121

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,399,282,867)	3,918,238,490
NET OTHER ASSETS (LIABILITIES) - 0.0%	845,819
NET ASSETS - 100.0%	3,919,084,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	297	Sep 2025	39,823,245	599,494	599,494
ICE MSCI Emerging Markets Index Contracts (United States)	718	Sep 2025	44,282,650	696,031	696,031

TOTAL EQUITY CONTRACTS					1,295,525

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	327	Sep 2025	36,659,766	845,107	845,107

TOTAL FUTURES CONTRACTS					2,140,632
The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,783,210.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	311,491,038	266,697,199	382,558,521	7,008,568	-	-	195,629,716	195,590,598	0.4%
Total	311,491,038	266,697,199	382,558,521	7,008,568	-	-	195,629,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	34,708,693	2,008,158	2,566,052	-	91,665	1,664,980	35,907,444	744,350
Fidelity Canada Fund	23,422,321	78,067	3,190,220	-	152,760	3,410,834	23,873,762	311,383
Fidelity Commodity Strategy Fund	11,031,689	9,429,614	1,198,138	-	(260,697)	691,992	19,694,460	204,831
Fidelity Contrafund	34,438,561	645,677	2,957,878	279,620	231,996	3,342,087	35,700,443	1,530,238
Fidelity Emerging Markets Discovery Fund	31,883,781	1,011,587	1,940,051	-	36,958	5,833,662	36,825,937	2,035,707
Fidelity Emerging Markets Fund	201,895,040	6,543,252	17,441,134	-	1,559,945	22,949,266	215,506,369	5,021,118
Fidelity Enhanced International ETF	83,807,927	-	611,482	1,704,572	446	17,324,508	100,521,399	3,022,291
Fidelity Enhanced Large Cap Core ETF	38,399,278	40,625,097	74,615,294	177,167	(3,158,873)	(1,250,208)	-	-
Fidelity Enhanced Mid Cap ETF	15,902,553	15,266,051	29,622,155	18,224	(279,318)	(1,267,131)	-	-
Fidelity Enhanced Small Cap ETF	23,017,446	13,843,337	33,919,593	-	(1,280,558)	(1,660,632)	-	-
Fidelity Floating Rate High Income Fund	30,464,838	1,125,697	2,214,694	1,064,776	(44,743)	(346,718)	28,984,380	3,160,783
Fidelity Fundamental Small-Mid Cap ETF	7,233,569	28,163,530	1,180,883	115,090	(44,485)	(36,780)	34,134,951	1,255,423
Fidelity Global Commodity Stock Fund	5,403,457	1,700,784	528,676	-	74,174	571,042	7,220,781	368,972
Fidelity Hedged Equity Fund	51,689,783	18,418,248	22,073,739	-	3,305,195	687,702	52,027,189	3,740,272
Fidelity High Income Fund	29,968,250	47,459,777	3,486,622	1,448,229	44,087	2,895,566	76,881,058	9,574,229
Fidelity Inflation-Protected Bond Index Fund	59,721,163	38,038,214	5,990,387	271,980	(62,182)	3,092,672	94,799,480	10,215,461
Fidelity Infrastructure Fund	3,662,919	4,272	-	4,272	-	539,911	4,207,102	267,287
Fidelity International Capital Appreciation Fund	52,277,195	124,439	5,186,826	-	892,792	8,562,808	56,670,408	1,724,602
Fidelity International Discovery Fund	58,922,483	162,987	6,731,469	-	1,150,606	9,697,471	63,202,078	1,101,273
Fidelity International Small Cap Fund	25,306,344	63,942	2,660,824	-	614,344	4,008,382	27,332,188	746,985
Fidelity International Small Cap Opportunities Fund	44,008,139	84,906	-	-	-	9,143,837	53,236,882	2,252,936
Fidelity International Value Fund	44,203,520	84,906	3,594,479	-	462,351	10,908,342	52,064,640	4,080,301
Fidelity Investments Money Market Government Portfolio - Institutional Class	-	109,743,405	-	165,352	-	-	109,743,405	109,743,405
Fidelity Japan Smaller Companies Fund	32,162,325	-	-	-	-	6,020,128	38,182,453	2,061,688
Fidelity Long-Term Treasury Bond Index Fund	38,558,414	20,075,455	11,143,637	795,379	(1,287,161)	2,484,219	48,687,290	5,246,475
Fidelity New Markets Income Fund	2,235,726	59,677	-	61,616	-	60,805	2,356,208	181,386
Fidelity Overseas Fund	178,080,869	615,256	25,055,530	-	9,224,110	24,203,707	187,068,412	2,484,638
Fidelity Real Estate Investment Portfolio	19,396,790	80,206	11,025,082	39,797	(249,524)	655,984	8,858,374	225,003
Fidelity Stock Selector Small Cap Fund	52,195,665	34,043,473	7,144,290	-	(293,032)	(826,748)	77,975,068	2,107,434
Fidelity Total Bond Fund	687,454,095	54,170,109	116,735,734	13,718,181	(1,671,535)	14,780,698	637,997,633	66,527,386
VIP Investment Grade Bond II Portfolio - Investor Class	684,410,809	40,970,776	115,148,640	139,200	(6,651,302)	32,839,218	636,420,861	66,362,968
VIP Stock Selector Portfolio - Investor Class	986,348,601	25,293,877	141,242,034	-	20,339,471	18,174,147	908,914,062	71,287,377
VIP Value Strategies Portfolio - Investor Class	46,778,430	2,912,762	4,419,530	867,953	(224,041)	(2,046,287)	43,001,334	2,939,257
	3,638,990,673	512,847,538	653,625,073	20,871,408	22,673,449	197,109,464	3,717,996,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,526,126,910	1,526,126,910	-	-

Domestic Equity Funds	1,216,213,325	1,216,213,325	-	-

International Equity Funds	865,912,411	865,912,411	-	-

U.S. Treasury Obligations	4,612,723	-	4,612,723	-

Money Market Funds	305,373,121	305,373,121	-	-
Total Investments in Securities:	3,918,238,490	3,913,625,767	4,612,723	-
Derivative Instruments:

Assets
Futures Contracts	2,140,632	2,140,632	-	-
Total Assets	2,140,632	2,140,632	-	-
Total Derivative Instruments:	2,140,632	2,140,632	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,295,525	0
Total Equity Risk	1,295,525	0
Interest Rate Risk
Futures Contracts (a)	845,107	0
Total Interest Rate Risk	845,107	0
Total Value of Derivatives	2,140,632	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 50% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,612,688)	$4,612,723
Fidelity Central Funds (cost $195,629,716)	195,629,716
Other affiliated issuers (cost $3,199,040,463)	3,717,996,051

Total Investment in Securities (cost $3,399,282,867)		$3,918,238,490
Receivable for investments sold		16,853,979
Receivable for fund shares sold		156,313
Distributions receivable from Fidelity Central Funds		953,064
Receivable for daily variation margin on futures contracts		204,028
Total assets		3,936,405,874
Liabilities
Payable for investments purchased	$15,809,527
Payable for fund shares redeemed	1,181,186
Accrued management fee	321,299
Distribution and service plan fees payable	9,553
Total liabilities		17,321,565
Net Assets		$3,919,084,309
Net Assets consist of:
Paid in capital		$3,381,499,139
Total accumulated earnings (loss)		537,585,170
Net Assets		$3,919,084,309

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($59,972 ÷ 4,673 shares)		$12.83
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($77,198,576 ÷ 6,052,260 shares)		$12.76
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,841,825,761 ÷ 299,504,639 shares)		$12.83
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,723,835
Interest		78,319
Income from Fidelity Central Funds		7,008,568
Total income		26,810,722
Expenses
Management fee	$2,882,984
Distribution and service plan fees	95,159
Independent trustees' fees and expenses	5,001
Total expenses before reductions	2,983,144
Expense reductions	(1,004,092)
Total expenses after reductions		1,979,052
Net Investment income (loss)		24,831,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	22,673,449
Futures contracts	2,467,658
Capital gain distributions from underlying funds:
Affiliated issuers	1,147,573
Total net realized gain (loss)		26,288,680
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(501)
Affiliated issuers	197,109,464
Futures contracts	2,367,312
Total change in net unrealized appreciation (depreciation)		199,476,275
Net gain (loss)		225,764,955
Net increase (decrease) in net assets resulting from operations		$250,596,625
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,831,670	$98,826,880
Net realized gain (loss)	26,288,680	139,254,636
Change in net unrealized appreciation (depreciation)	199,476,275	106,666,172
Net increase (decrease) in net assets resulting from operations	250,596,625	344,747,688
Distributions to shareholders	(5,795,533)	(95,669,676)

Share transactions - net increase (decrease)	(279,362,260)	(647,189,348)
Total increase (decrease) in net assets	(34,561,168)	(398,111,336)

Net Assets
Beginning of period	3,953,645,477	4,351,756,813
End of period	$3,919,084,309	$3,953,645,477

Financial Highlights
VIP FundsManager® 50% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$11.37	$10.33	$14.51	$13.57	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.08	.28	.25	.21	.15	.14
Net realized and unrealized gain (loss)	.73	.69	1.08	(2.00)	1.19	1.55
Total from investment operations	.81	.97	1.33	(1.79)	1.34	1.69
Distributions from net investment income	(.02)	(.30)	(.29)	(.23)	(.16)	(.14)
Distributions from net realized gain	-	-	-	(2.16)	(.24)	(.26)
Total distributions	(.02)	(.30)	(.29)	(2.39)	(.40)	(.40)
Net asset value, end of period	$12.83	$12.04	$11.37	$10.33	$14.51	$13.57
Total Return C,D,E	6.72%	8.50%	12.85%	(13.91)%	10.01%	14.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.30%	.35%	.35%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.15%	.20%	.20%
Expenses net of all reductions, if any	.10% H	.10%	.10%	.15%	.20%	.20%
Net investment income (loss)	1.29% H	2.37%	2.26%	1.86%	1.10%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$60	$56	$53	$49	$69	$64
Portfolio turnover rate I	29 % H	20%	14%	51% J	51% J	24% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.31	$10.28	$14.45	$13.51	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.07	.26	.23	.19	.13	.12
Net realized and unrealized gain (loss)	.73	.69	1.07	(1.99)	1.18	1.55
Total from investment operations	.80	.95	1.30	(1.80)	1.31	1.67
Distributions from net investment income	(.02)	(.28)	(.27)	(.21)	(.14)	(.13)
Distributions from net realized gain	-	-	-	(2.16)	(.24)	(.26)
Total distributions	(.02)	(.28)	(.27)	(2.37)	(.37) C	(.39)
Net asset value, end of period	$12.76	$11.98	$11.31	$10.28	$14.45	$13.51
Total Return D,E,F	6.67%	8.38%	12.65%	(14.04)%	9.88%	13.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.40%	.45%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.30%	.35%	.35%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.30%	.35%	.35%
Net investment income (loss)	1.14% I	2.22%	2.11%	1.71%	.95%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$77,199	$77,812	$77,398	$75,580	$94,708	$114,211
Portfolio turnover rate J	29 % I	20%	14%	51% K	51% K	24% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$11.37	$10.32	$14.50	$13.56	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.08	.28	.25	.21	.15	.14
Net realized and unrealized gain (loss)	.73	.69	1.09	(2.00)	1.19	1.54
Total from investment operations	.81	.97	1.34	(1.79)	1.34	1.68
Distributions from net investment income	(.02)	(.30)	(.29)	(.23)	(.16)	(.14)
Distributions from net realized gain	-	-	-	(2.16)	(.24)	(.26)
Total distributions	(.02)	(.30)	(.29)	(2.39)	(.40)	(.40)
Net asset value, end of period	$12.83	$12.04	$11.37	$10.32	$14.50	$13.56
Total Return C,D,E	6.72%	8.51%	12.96%	(13.94)%	10.02%	13.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.15%	.20%	.25%	.25%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.15%	.20%	.20%
Expenses net of all reductions, if any	.10% H	.10%	.10%	.15%	.20%	.20%
Net investment income (loss)	1.29% H	2.37%	2.26%	1.86%	1.10%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$3,841,826	$3,875,777	$4,274,306	$4,419,893	$5,887,190	$5,731,732
Portfolio turnover rate I	29 % H	20%	14%	51% J	51% J	24% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 33.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	5,622,433	51,557,710
Fidelity High Income Fund (b)	17,597,942	141,311,477
Fidelity Inflation-Protected Bond Index Fund (b)	18,783,392	174,309,876
Fidelity Long-Term Treasury Bond Index Fund (b)	9,710,955	90,117,665
Fidelity New Markets Income Fund (b)	286,495	3,721,567
Fidelity Total Bond Fund (b)	104,362,174	1,000,833,246
VIP Investment Grade Bond II Portfolio - Investor Class (b)	104,105,654	998,373,223
TOTAL BOND FUNDS (Cost $2,470,612,575)		2,460,224,764

Domestic Equity Funds - 37.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,723,496	83,141,447
Fidelity Commodity Strategy Fund (b)	376,585	36,208,690
Fidelity Contrafund (b)	3,418,117	79,744,675
Fidelity Fundamental Small-Mid Cap ETF (b)	2,729,769	74,222,419
Fidelity Hedged Equity Fund (b)	6,533,135	90,875,906
Fidelity Real Estate Investment Portfolio (b)	405,344	15,958,389
Fidelity Stock Selector Small Cap Fund (b)	4,712,829	174,374,684
VIP Stock Selector Portfolio - Investor Class (b)	159,501,946	2,033,649,815
VIP Value Strategies Portfolio - Investor Class (b)	6,580,048	96,266,100
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,190,402,529)		2,684,442,125

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Canada Fund (b)	784,463	60,144,784
Fidelity Emerging Markets Discovery Fund (b)	3,402,425	61,549,867
Fidelity Emerging Markets Fund (b)	11,546,674	495,583,253
Fidelity Enhanced International ETF (b)	4,491,183	149,376,747
Fidelity Global Commodity Stock Fund (b)	677,854	13,265,602
Fidelity Infrastructure Fund (b)	476,592	7,501,550
Fidelity International Capital Appreciation Fund (b)	3,509,913	115,335,745
Fidelity International Discovery Fund (b)	2,422,044	139,001,077
Fidelity International Small Cap Fund (b)	1,611,651	58,970,325
Fidelity International Small Cap Opportunities Fund (b)	3,534,062	83,509,879
Fidelity International Value Fund (b)	7,531,822	96,106,052
Fidelity Japan Smaller Companies Fund (b)	3,312,153	61,341,075
Fidelity Overseas Fund (b)	7,549,935	568,434,600
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,262,031,420)		1,910,120,556

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	4,350,000	4,345,442
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	70,000	69,871
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	160,000	159,574
US Treasury Bills 0% 7/3/2025 (d)	4.24 to 4.25	2,140,000	2,139,502
US Treasury Bills 0% 7/31/2025 (d)	4.23	720,000	717,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,431,853)			7,431,889

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $205,694,309)	4.32	205,653,178	205,694,309

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,136,172,686)	7,267,913,643
NET OTHER ASSETS (LIABILITIES) - 0.0%	808,098
NET ASSETS - 100.0%	7,268,721,741

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	468	Sep 2025	62,751,780	1,045,311	1,045,311
ICE MSCI Emerging Markets Index Contracts (United States)	1,211	Sep 2025	74,688,425	1,174,060	1,174,060

TOTAL EQUITY CONTRACTS					2,219,371

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	562	Sep 2025	63,005,469	1,452,447	1,452,447

TOTAL FUTURES CONTRACTS					3,671,818
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,272,158.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	208,767,658	490,044,279	493,117,628	5,375,884	-	-	205,694,309	205,653,178	0.4%
Total	208,767,658	490,044,279	493,117,628	5,375,884	-	-	205,694,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	72,650,776	6,693,755	152,107	-	2,585	3,946,438	83,141,447	1,723,496
Fidelity Canada Fund	52,877,619	1,629,201	3,033,622	-	(89,872)	8,761,458	60,144,784	784,463
Fidelity Commodity Strategy Fund	18,829,687	17,670,541	1,013,736	-	(98,743)	820,941	36,208,690	376,585
Fidelity Contrafund	72,225,823	2,821,768	3,206,493	594,042	347,896	7,555,681	79,744,675	3,418,117
Fidelity Emerging Markets Discovery Fund	50,757,926	3,012,693	1,931,078	-	6,907	9,703,419	61,549,867	3,402,425
Fidelity Emerging Markets Fund	438,241,212	26,203,828	24,516,334	-	(265,018)	55,919,565	495,583,253	11,546,674
Fidelity Enhanced International ETF	123,642,268	-	-	2,533,027	-	25,734,479	149,376,747	4,491,183
Fidelity Enhanced Large Cap Core ETF	66,418,460	88,677,547	147,349,507	338,693	(6,032,178)	(1,714,322)	-	-
Fidelity Enhanced Mid Cap ETF	27,193,328	27,315,028	51,776,895	32,058	(607,358)	(2,124,103)	-	-
Fidelity Enhanced Small Cap ETF	39,359,760	25,110,890	59,301,447	-	(2,544,960)	(2,624,243)	-	-
Fidelity Floating Rate High Income Fund	51,163,318	2,914,153	1,860,099	1,844,437	(8,460)	(651,202)	51,557,710	5,622,433
Fidelity Fundamental Small-Mid Cap ETF	15,140,993	60,566,831	1,412,255	248,221	(82,431)	9,281	74,222,419	2,729,769
Fidelity Global Commodity Stock Fund	10,338,744	2,228,074	441,797	-	1,586	1,138,995	13,265,602	677,854
Fidelity Hedged Equity Fund	87,581,711	32,886,671	36,612,302	-	5,230,511	1,789,315	90,875,906	6,533,135
Fidelity High Income Fund	51,648,384	87,234,488	2,913,748	2,600,226	(4,460)	5,346,813	141,311,477	17,597,942
Fidelity Inflation-Protected Bond Index Fund	99,263,205	74,785,952	5,082,951	487,682	(7,248)	5,350,918	174,309,876	18,783,392
Fidelity Infrastructure Fund	6,531,236	7,616	-	7,617	-	962,698	7,501,550	476,592
Fidelity International Capital Appreciation Fund	98,790,491	2,598,937	4,834,628	-	(35,484)	18,816,429	115,335,745	3,509,913
Fidelity International Discovery Fund	118,807,090	3,400,575	6,331,060	-	(35,982)	23,160,454	139,001,077	2,422,044
Fidelity International Small Cap Fund	50,393,862	1,337,876	2,488,987	-	24,776	9,702,798	58,970,325	1,611,651
Fidelity International Small Cap Opportunities Fund	67,510,200	1,767,851	-	-	-	14,231,828	83,509,879	3,534,062
Fidelity International Value Fund	77,138,698	1,767,852	3,291,795	-	101,121	20,390,176	96,106,052	7,531,822
Fidelity Japan Smaller Companies Fund	51,669,588	-	-	-	-	9,671,487	61,341,075	3,312,153
Fidelity Long-Term Treasury Bond Index Fund	67,144,997	40,813,002	20,010,448	1,477,079	(2,151,349)	4,321,463	90,117,665	9,710,955
Fidelity New Markets Income Fund	3,531,269	94,258	-	97,322	-	96,040	3,721,567	286,495
Fidelity Overseas Fund	482,884,065	12,837,451	23,869,895	-	267,840	96,315,139	568,434,600	7,549,935
Fidelity Real Estate Investment Portfolio	33,288,385	765,630	18,800,306	71,122	(424,834)	1,129,514	15,958,389	405,344
Fidelity Stock Selector Small Cap Fund	109,258,326	74,695,410	7,578,801	-	(286,248)	(1,714,003)	174,374,684	4,712,829
Fidelity Total Bond Fund	1,028,036,827	107,134,874	154,622,631	20,939,475	(5,078,159)	25,362,335	1,000,833,246	104,362,174
VIP Investment Grade Bond II Portfolio - Investor Class	1,023,590,740	86,976,059	152,409,314	210,706	(7,525,204)	47,740,942	998,373,223	104,105,654
VIP Stock Selector Portfolio - Investor Class	2,067,435,170	84,546,004	206,591,332	-	24,342,934	63,917,039	2,033,649,815	159,501,946
VIP Value Strategies Portfolio - Investor Class	97,917,265	8,056,713	5,051,168	1,854,235	(239,252)	(4,417,458)	96,266,100	6,580,048
	6,661,261,423	886,551,528	946,484,736	33,335,942	4,808,916	448,650,314	7,054,787,445

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,460,224,764	2,460,224,764	-	-

Domestic Equity Funds	2,684,442,125	2,684,442,125	-	-

International Equity Funds	1,910,120,556	1,910,120,556	-	-

U.S. Treasury Obligations	7,431,889	-	7,431,889	-

Money Market Funds	205,694,309	205,694,309	-	-
Total Investments in Securities:	7,267,913,643	7,260,481,754	7,431,889	-
Derivative Instruments:

Assets
Futures Contracts	3,671,818	3,671,818	-	-
Total Assets	3,671,818	3,671,818	-	-
Total Derivative Instruments:	3,671,818	3,671,818	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,219,371	0
Total Equity Risk	2,219,371	0
Interest Rate Risk
Futures Contracts (a)	1,452,447	0
Total Interest Rate Risk	1,452,447	0
Total Value of Derivatives	3,671,818	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 60% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,431,852)	$7,431,889
Fidelity Central Funds (cost $205,694,309)	205,694,309
Other affiliated issuers (cost $5,923,046,525)	7,054,787,445

Total Investment in Securities (cost $6,136,172,686)		$7,267,913,643
Receivable for investments sold		30,386,181
Receivable for fund shares sold		1,099,640
Distributions receivable from Fidelity Central Funds		794,274
Receivable for daily variation margin on futures contracts		344,924
Total assets		7,300,538,662
Liabilities
Payable for investments purchased	$29,374,705
Payable for fund shares redeemed	1,777,201
Accrued management fee	592,585
Distribution and service plan fees payable	72,430
Total liabilities		31,816,921
Net Assets		$7,268,721,741
Net Assets consist of:
Paid in capital		$6,105,030,136
Total accumulated earnings (loss)		1,163,691,605
Net Assets		$7,268,721,741

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($138,195,033 ÷ 12,430,505 shares)		$11.12
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($589,745,063 ÷ 53,299,385 shares)		$11.06
Investor Class :
Net Asset Value, offering price and redemption price per share ($6,540,781,645 ÷ 588,345,479 shares)		$11.12
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$30,887,666
Interest		127,146
Income from Fidelity Central Funds		5,375,884
Total income		36,390,696
Expenses
Management fee	$5,173,087
Distribution and service plan fees	777,738
Independent trustees' fees and expenses	8,844
Total expenses before reductions	5,959,669
Expense reductions	(2,079,312)
Total expenses after reductions		3,880,357
Net Investment income (loss)		32,510,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	4,808,916
Futures contracts	3,469,771
Capital gain distributions from underlying funds:
Affiliated issuers	2,448,276
Total net realized gain (loss)		10,726,963
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(573)
Affiliated issuers	448,650,314
Futures contracts	4,462,045
Total change in net unrealized appreciation (depreciation)		453,111,786
Net gain (loss)		463,838,749
Net increase (decrease) in net assets resulting from operations		$496,349,088
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,510,339	$146,494,204
Net realized gain (loss)	10,726,963	149,514,712
Change in net unrealized appreciation (depreciation)	453,111,786	310,867,401
Net increase (decrease) in net assets resulting from operations	496,349,088	606,876,317
Distributions to shareholders	(36,794,209)	(140,926,408)

Share transactions - net increase (decrease)	(64,694,317)	(22,914,353)
Total increase (decrease) in net assets	394,860,562	443,035,556

Net Assets
Beginning of period	6,873,861,179	6,430,825,623
End of period	$7,268,721,741	$6,873,861,179

Financial Highlights
VIP FundsManager® 60% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$9.70	$8.69	$12.40	$11.35	$10.20
Income from Investment Operations
Net investment income (loss) A,B	.05	.23	.20	.16	.13	.11
Net realized and unrealized gain (loss)	.72	.70	1.03	(1.82)	1.25	1.40
Total from investment operations	.77	.93	1.23	(1.66)	1.38	1.51
Distributions from net investment income	(.01)	(.22)	(.22)	(.17)	(.14)	(.11)
Distributions from net realized gain	(.04)	-	-	(1.88)	(.20)	(.25)
Total distributions	(.06) C	(.22)	(.22)	(2.05)	(.33) C	(.36)
Net asset value, end of period	$11.12	$10.41	$9.70	$8.69	$12.40	$11.35
Total Return D,E,F	7.38%	9.58%	14.17%	(15.06)%	12.34%	15.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.29%	.35%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	.95% I	2.19%	2.18%	1.73%	1.08%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$138,195	$117,198	$96,947	$68,120	$58,353	$28,621
Portfolio turnover rate J	26 % I	28%	18%	43% K	54% K	22% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$9.66	$8.65	$12.36	$11.31	$10.17
Income from Investment Operations
Net investment income (loss) A,B	.04	.21	.19	.15	.11	.09
Net realized and unrealized gain (loss)	.71	.70	1.03	(1.82)	1.25	1.39
Total from investment operations	.75	.91	1.22	(1.67)	1.36	1.48
Distributions from net investment income	(.01)	(.20)	(.21)	(.16)	(.12)	(.09)
Distributions from net realized gain	(.04)	-	-	(1.88)	(.20)	(.25)
Total distributions	(.06) C	(.20)	(.21)	(2.04)	(.31) C	(.34)
Net asset value, end of period	$11.06	$10.37	$9.66	$8.65	$12.36	$11.31
Total Return D,E,F	7.22%	9.45%	14.08%	(15.25)%	12.21%	14.92%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.40%	.45%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.29%	.35%	.35%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.29%	.35%	.35%
Net investment income (loss)	.80% I	2.04%	2.03%	1.58%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$589,745	$580,499	$582,339	$534,692	$640,658	$656,402
Portfolio turnover rate J	26 % I	28%	18%	43% K	54% K	22% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$9.70	$8.69	$12.40	$11.35	$10.20
Income from Investment Operations
Net investment income (loss) A,B	.05	.23	.20	.16	.13	.11
Net realized and unrealized gain (loss)	.72	.70	1.03	(1.82)	1.25	1.40
Total from investment operations	.77	.93	1.23	(1.66)	1.38	1.51
Distributions from net investment income	(.01)	(.22)	(.22)	(.17)	(.14)	(.11)
Distributions from net realized gain	(.04)	-	-	(1.88)	(.20)	(.25)
Total distributions	(.06) C	(.22)	(.22)	(2.05)	(.33) C	(.36)
Net asset value, end of period	$11.12	$10.41	$9.70	$8.69	$12.40	$11.35
Total Return D,E,F	7.38%	9.58%	14.17%	(15.06)%	12.34%	15.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.15%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	.95% I	2.19%	2.18%	1.73%	1.08%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$6,540,782	$6,176,165	$5,751,540	$5,093,696	$6,493,070	$5,919,107
Portfolio turnover rate J	26 % I	28%	18%	43% K	54% K	22% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 23.9%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	1,883,318	17,270,025
Fidelity High Income Fund (b)	5,918,193	47,523,090
Fidelity Inflation-Protected Bond Index Fund (b)	6,317,564	58,626,997
Fidelity Long-Term Treasury Bond Index Fund (b)	3,290,320	30,534,168
Fidelity New Markets Income Fund (b)	93,993	1,220,967
Fidelity Total Bond Fund (b)	22,704,012	217,731,477
VIP Investment Grade Bond II Portfolio - Investor Class (b)	22,648,447	217,198,609
TOTAL BOND FUNDS (Cost $588,199,940)		590,105,333

Domestic Equity Funds - 42.9%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	678,009	32,707,155
Fidelity Commodity Strategy Fund (b)	126,658	12,178,173
Fidelity Contrafund (b)	1,351,719	31,535,601
Fidelity Enhanced Large Cap Core ETF (b)	116,531	4,019,154
Fidelity Fundamental Small-Mid Cap ETF (b)	1,074,118	29,205,268
Fidelity Hedged Equity Fund (b)	2,177,663	30,291,286
Fidelity Real Estate Investment Portfolio (b)	130,892	5,153,211
Fidelity Stock Selector Small Cap Fund (b)	1,864,385	68,982,228
VIP Stock Selector Portfolio - Investor Class (b)	63,130,285	804,911,129
VIP Value Strategies Portfolio - Investor Class (b)	2,603,594	38,090,586
TOTAL DOMESTIC EQUITY FUNDS (Cost $865,891,541)		1,057,073,791

International Equity Funds - 30.3%
	Shares	Value ($)
Fidelity Canada Fund (b)	305,143	23,395,350
Fidelity Emerging Markets Discovery Fund (b)	1,192,295	21,568,615
Fidelity Emerging Markets Fund (b)	4,595,448	197,236,621
Fidelity Enhanced International ETF (b)	1,711,137	56,912,416
Fidelity Global Commodity Stock Fund (b)	228,639	4,474,474
Fidelity Infrastructure Fund (b)	157,385	2,477,246
Fidelity International Capital Appreciation Fund (b)	1,414,734	46,488,153
Fidelity International Discovery Fund (b)	974,314	55,915,882
Fidelity International Small Cap Fund (b)	642,279	23,500,976
Fidelity International Small Cap Opportunities Fund (b)	1,190,049	28,120,853
Fidelity International Value Fund (b)	2,986,953	38,113,523
Fidelity Japan Smaller Companies Fund (b)	1,096,518	20,307,507
Fidelity Overseas Fund (b)	3,038,513	228,769,662
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $519,340,829)		747,281,278

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,180,000	1,178,764
US Treasury Bills 0% 7/24/2025 (d)	4.24	20,000	19,947
US Treasury Bills 0% 7/3/2025 (d)	4.24 to 4.25	780,000	779,818
US Treasury Bills 0% 7/31/2025 (d)	4.23	120,000	119,583
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,098,104)			2,098,112

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $69,717,735)	4.32	69,703,795	69,717,735

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,045,248,149)	2,466,276,249
NET OTHER ASSETS (LIABILITIES) - 0.0%	161,071
NET ASSETS - 100.0%	2,466,437,320

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	152	Sep 2025	20,380,920	372,102	372,102
ICE MSCI Emerging Markets Index Contracts (United States)	394	Sep 2025	24,299,950	405,488	405,488

TOTAL EQUITY CONTRACTS					777,590

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	187	Sep 2025	20,964,453	483,287	483,287

TOTAL FUTURES CONTRACTS					1,260,877
The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,053,123.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,983,699	164,934,816	164,200,780	1,762,117	-	-	69,717,735	69,703,795	0.1%
Total	68,983,699	164,934,816	164,200,780	1,762,117	-	-	69,717,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	28,280,265	2,869,019	-	-	-	1,557,871	32,707,155	678,009
Fidelity Canada Fund	20,506,597	594,724	1,077,111	-	(36,895)	3,408,035	23,395,350	305,143
Fidelity Commodity Strategy Fund	7,449,729	4,938,208	516,582	-	(87,074)	393,892	12,178,173	126,658
Fidelity Contrafund	28,124,144	1,099,596	797,584	232,840	54,432	3,055,013	31,535,601	1,351,719
Fidelity Emerging Markets Discovery Fund	17,624,623	989,160	435,148	-	(1,773)	3,391,753	21,568,615	1,192,295
Fidelity Emerging Markets Fund	172,916,140	9,292,554	7,060,575	-	(179,906)	22,268,408	197,236,621	4,595,448
Fidelity Enhanced International ETF	47,969,015	-	950,661	970,207	69,030	9,825,032	56,912,416	1,711,137
Fidelity Enhanced Large Cap Core ETF	22,687,453	38,787,964	55,037,609	128,691	(2,120,417)	(298,237)	4,019,154	116,531
Fidelity Enhanced Mid Cap ETF	9,052,704	9,158,528	17,298,694	10,483	(206,661)	(705,877)	-	-
Fidelity Enhanced Small Cap ETF	13,102,915	8,437,111	19,811,798	-	(854,492)	(873,736)	-	-
Fidelity Floating Rate High Income Fund	16,899,666	951,033	361,564	614,030	(1,957)	(217,153)	17,270,025	1,883,318
Fidelity Fundamental Small-Mid Cap ETF	5,893,816	23,683,950	346,337	97,286	(28,861)	2,700	29,205,268	1,074,118
Fidelity Global Commodity Stock Fund	1,957,343	2,192,424	86,343	-	(720)	411,770	4,474,474	228,639
Fidelity Hedged Equity Fund	29,480,124	10,971,953	12,502,839	-	1,798,645	543,403	30,291,286	2,177,663
Fidelity High Income Fund	17,027,174	29,253,864	546,244	867,447	1,527	1,786,769	47,523,090	5,918,193
Fidelity Inflation-Protected Bond Index Fund	32,926,664	24,931,308	1,018,984	163,345	(6,106)	1,794,115	58,626,997	6,317,564
Fidelity Infrastructure Fund	2,156,818	2,515	-	2,515	-	317,913	2,477,246	157,385
Fidelity International Capital Appreciation Fund	39,824,759	948,402	1,857,258	-	(4,157)	7,576,407	46,488,153	1,414,734
Fidelity International Discovery Fund	47,732,397	1,241,129	2,355,600	-	87,663	9,210,293	55,915,882	974,314
Fidelity International Small Cap Fund	20,085,018	488,225	951,173	-	19,712	3,859,194	23,500,976	642,279
Fidelity International Small Cap Opportunities Fund	22,690,066	644,313	-	-	-	4,786,474	28,120,853	1,190,049
Fidelity International Value Fund	30,696,740	644,313	1,375,346	-	54,481	8,093,335	38,113,523	2,986,953
Fidelity Japan Smaller Companies Fund	17,105,676	-	-	-	-	3,201,831	20,307,507	1,096,518
Fidelity Long-Term Treasury Bond Index Fund	22,368,169	13,746,479	6,312,735	496,663	(711,714)	1,443,969	30,534,168	3,290,320
Fidelity New Markets Income Fund	1,158,535	30,923	-	31,929	-	31,509	1,220,967	93,993
Fidelity Overseas Fund	194,416,096	4,683,494	9,237,667	-	244,614	38,663,125	228,769,662	3,038,513
Fidelity Real Estate Investment Portfolio	10,867,633	237,187	6,181,428	22,942	(148,399)	378,218	5,153,211	130,892
Fidelity Stock Selector Small Cap Fund	42,528,499	29,035,458	1,816,610	-	(98,889)	(666,230)	68,982,228	1,864,385
Fidelity Total Bond Fund	226,778,243	27,122,630	40,617,732	4,528,463	(1,381,345)	5,829,681	217,731,477	22,704,012
VIP Investment Grade Bond II Portfolio - Investor Class	225,803,503	22,762,378	40,121,327	45,407	(2,011,406)	10,765,461	217,198,609	22,648,447
VIP Stock Selector Portfolio - Investor Class	804,721,746	33,033,191	67,738,734	-	8,996,957	25,897,969	804,911,129	63,130,285
VIP Value Strategies Portfolio - Investor Class	38,114,591	3,115,896	1,322,499	726,033	(89,172)	(1,728,230)	38,090,586	2,603,594
	2,218,946,861	305,887,929	297,736,182	8,938,281	3,357,117	164,004,677	2,394,460,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	590,105,333	590,105,333	-	-

Domestic Equity Funds	1,057,073,791	1,057,073,791	-	-

International Equity Funds	747,281,278	747,281,278	-	-

U.S. Treasury Obligations	2,098,112	-	2,098,112	-

Money Market Funds	69,717,735	69,717,735	-	-
Total Investments in Securities:	2,466,276,249	2,464,178,137	2,098,112	-
Derivative Instruments:

Assets
Futures Contracts	1,260,877	1,260,877	-	-
Total Assets	1,260,877	1,260,877	-	-
Total Derivative Instruments:	1,260,877	1,260,877	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	777,590	0
Total Equity Risk	777,590	0
Interest Rate Risk
Futures Contracts (a)	483,287	0
Total Interest Rate Risk	483,287	0
Total Value of Derivatives	1,260,877	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 70% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,098,106)	$2,098,112
Fidelity Central Funds (cost $69,717,735)	69,717,735
Other affiliated issuers (cost $1,973,432,308)	2,394,460,402

Total Investment in Securities (cost $2,045,248,149)		$2,466,276,249
Receivable for investments sold		9,844,485
Receivable for fund shares sold		25,385
Distributions receivable from Fidelity Central Funds		262,629
Receivable for daily variation margin on futures contracts		113,436
Total assets		2,476,522,184
Liabilities
Payable for investments purchased	$9,853,617
Payable for fund shares redeemed	21,973
Accrued management fee	200,412
Distribution and service plan fees payable	8,862
Total liabilities		10,084,864
Net Assets		$2,466,437,320
Net Assets consist of:
Paid in capital		$2,034,173,018
Total accumulated earnings (loss)		432,264,302
Net Assets		$2,466,437,320

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($76,726 ÷ 5,414 shares)		$14.17
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($72,272,031 ÷ 5,137,853 shares)		$14.07
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,394,088,563 ÷ 169,002,390 shares)		$14.17
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,979,409
Interest		37,954
Income from Fidelity Central Funds		1,762,117
Total income		9,779,480
Expenses
Management fee	$1,735,311
Distribution and service plan fees	86,473
Independent trustees' fees and expenses	2,958
Total expenses before reductions	1,824,742
Expense reductions	(617,415)
Total expenses after reductions		1,207,327
Net Investment income (loss)		8,572,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,357,117
Futures contracts	855,019
Capital gain distributions from underlying funds:
Affiliated issuers	958,872
Total net realized gain (loss)		5,171,008
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(203)
Affiliated issuers	164,004,677
Futures contracts	1,471,432
Total change in net unrealized appreciation (depreciation)		165,475,906
Net gain (loss)		170,646,914
Net increase (decrease) in net assets resulting from operations		$179,219,067
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,572,153	$41,386,047
Net realized gain (loss)	5,171,008	52,628,766
Change in net unrealized appreciation (depreciation)	165,475,906	129,730,719
Net increase (decrease) in net assets resulting from operations	179,219,067	223,745,532
Distributions to shareholders	(24,524,724)	(39,755,123)

Share transactions - net increase (decrease)	22,454,796	32,337,091
Total increase (decrease) in net assets	177,149,139	216,327,500

Net Assets
Beginning of period	2,289,288,181	2,072,960,681
End of period	$2,466,437,320	$2,289,288,181

Financial Highlights
VIP FundsManager® 70% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.28	$12.19	$10.74	$15.55	$13.90	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.05	.25	.21	.18	.15	.12
Net realized and unrealized gain (loss)	.98	1.08	1.48	(2.33)	1.86	1.82
Total from investment operations	1.03	1.33	1.69	(2.15)	2.01	1.94
Distributions from net investment income	(.01)	(.24)	(.24)	(.19)	(.16)	(.12)
Distributions from net realized gain	(.13)	-	-	(2.47)	(.20)	(.30)
Total distributions	(.14)	(.24)	(.24)	(2.66)	(.36)	(.41) C
Net asset value, end of period	$14.17	$13.28	$12.19	$10.74	$15.55	$13.90
Total Return D,E,F	7.83%	10.87%	15.72%	(15.65)%	14.60%	16.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.29%	.35%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	.74% I	1.88%	1.87%	1.58%	.99%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$77	$72	$66	$58	$84	$75
Portfolio turnover rate J	26 % I	29%	15%	33% K	60% K	24% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.11	$10.67	$15.47	$13.83	$12.31
Income from Investment Operations
Net investment income (loss) A,B	.04	.22	.20	.16	.12	.10
Net realized and unrealized gain (loss)	.98	1.07	1.46	(2.31)	1.85	1.82
Total from investment operations	1.02	1.29	1.66	(2.15)	1.97	1.92
Distributions from net investment income	(.01)	(.21)	(.22)	(.17)	(.13)	(.10)
Distributions from net realized gain	(.13)	-	-	(2.47)	(.20)	(.30)
Total distributions	(.14)	(.21)	(.22)	(2.65) C	(.33)	(.40)
Net asset value, end of period	$14.07	$13.19	$12.11	$10.67	$15.47	$13.83
Total Return D,E,F	7.80%	10.68%	15.57%	(15.79)%	14.44%	15.94%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.40%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.29%	.35%	.35%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.29%	.35%	.35%
Net investment income (loss)	.59% I	1.73%	1.72%	1.43%	.84%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$72,272	$69,647	$68,638	$61,541	$74,699	$66,433
Portfolio turnover rate J	26 % I	29%	15%	33% K	60% K	24% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.27	$12.18	$10.73	$15.54	$13.90	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.05	.25	.21	.18	.15	.12
Net realized and unrealized gain (loss)	.99	1.08	1.48	(2.33)	1.85	1.82
Total from investment operations	1.04	1.33	1.69	(2.15)	2.00	1.94
Distributions from net investment income	(.01)	(.24)	(.24)	(.19)	(.16)	(.12)
Distributions from net realized gain	(.13)	-	-	(2.47)	(.20)	(.30)
Total distributions	(.14)	(.24)	(.24)	(2.66)	(.36)	(.41) C
Net asset value, end of period	$14.17	$13.27	$12.18	$10.73	$15.54	$13.90
Total Return D,E,F	7.91%	10.88%	15.73%	(15.67)%	14.52%	16.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.15%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	.74% I	1.88%	1.87%	1.58%	.99%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$2,394,089	$2,219,570	$2,004,256	$1,786,172	$2,136,227	$1,769,102
Portfolio turnover rate J	26 % I	29%	15%	33% K	60% K	24% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.0%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	830,264	7,613,523
Fidelity High Income Fund (b)	2,521,652	20,248,865
Fidelity Inflation-Protected Bond Index Fund (b)	2,692,481	24,986,228
Fidelity Long-Term Treasury Bond Index Fund (b)	1,417,151	13,151,163
Fidelity New Markets Income Fund (b)	38,026	493,953
Fidelity Total Bond Fund (b)	4,333,183	41,555,229
VIP Investment Grade Bond II Portfolio - Investor Class (b)	4,322,600	41,453,731
TOTAL BOND FUNDS (Cost $147,654,606)		149,502,692

Domestic Equity Funds - 51.3%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	346,594	16,719,695
Fidelity Commodity Strategy Fund (b)	46,246	4,446,524
Fidelity Contrafund (b)	704,393	16,433,486
Fidelity Enhanced Large Cap Core ETF (b)	183,081	6,314,463
Fidelity Fundamental Small-Mid Cap ETF (b)	549,073	14,929,295
Fidelity Hedged Equity Fund (b)	906,946	12,615,626
Fidelity Real Estate Investment Portfolio (b)	57,560	2,266,138
Fidelity Stock Selector Small Cap Fund (b)	971,999	35,963,959
VIP Stock Selector Portfolio - Investor Class (b)	32,647,446	416,254,937
VIP Value Strategies Portfolio - Investor Class (b)	1,358,209	19,870,598
TOTAL DOMESTIC EQUITY FUNDS (Cost $449,431,729)		545,814,721

International Equity Funds - 34.2%
	Shares	Value ($)
Fidelity Canada Fund (b)	153,513	11,769,854
Fidelity Emerging Markets Discovery Fund (b)	420,062	7,598,922
Fidelity Emerging Markets Fund (b)	2,265,529	97,236,514
Fidelity Enhanced International ETF (b)	768,866	25,572,483
Fidelity Global Commodity Stock Fund (b)	139,046	2,721,140
Fidelity Infrastructure Fund (b)	67,971	1,069,871
Fidelity International Capital Appreciation Fund (b)	714,671	23,484,094
Fidelity International Discovery Fund (b)	495,767	28,452,095
Fidelity International Small Cap Fund (b)	322,966	11,817,328
Fidelity International Small Cap Opportunities Fund (b)	647,231	15,294,063
Fidelity International Value Fund (b)	1,470,217	18,759,975
Fidelity Japan Fund (b)	32,045	622,956
Fidelity Japan Smaller Companies Fund (b)	443,168	8,207,474
Fidelity Overseas Fund (b)	1,480,672	111,479,823
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $261,785,190)		364,086,592

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.26	760,000	759,204
US Treasury Bills 0% 7/24/2025 (d)	4.24	20,000	19,946
US Treasury Bills 0% 7/3/2025 (d)	4.24	1,010,000	1,009,765
US Treasury Bills 0% 9/18/2025 (d)	4.27	80,000	79,259
US Treasury Bills 0% 9/25/2025 (d)	4.23	30,000	29,699
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,897,868)			1,897,873

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,560,995)	4.32	3,560,283	3,560,995

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $864,330,388)	1,064,862,873
NET OTHER ASSETS (LIABILITIES) - 0.0%	9,882
NET ASSETS - 100.0%	1,064,872,755

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 500 Index Contracts (United States)	11	Sep 2025	3,439,563	90,379	90,379
ICE MSCI EAFE Index Contracts (United States)	168	Sep 2025	22,526,280	293,621	293,621
ICE MSCI Emerging Markets Index Contracts (United States)	294	Sep 2025	18,132,450	309,535	309,535

TOTAL EQUITY CONTRACTS					693,535

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	78	Sep 2025	8,744,531	201,585	201,585

TOTAL FUTURES CONTRACTS					895,120
The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,897,873.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,251,223	61,960,803	60,651,030	135,812	-	(1)	3,560,995	3,560,283	0.0%
Total	2,251,223	61,960,803	60,651,030	135,812	-	(1)	3,560,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	14,524,992	1,401,251	-	-	-	793,452	16,719,695	346,594
Fidelity Canada Fund	10,051,210	761,620	710,488	-	(23,520)	1,691,032	11,769,854	153,513
Fidelity Commodity Strategy Fund	2,609,210	2,147,847	415,450	-	(128,017)	232,934	4,446,524	46,246
Fidelity Contrafund	14,449,975	994,102	633,849	119,468	20,787	1,602,471	16,433,486	704,393
Fidelity Emerging Markets Discovery Fund	6,024,131	720,336	326,217	-	(3,675)	1,184,347	7,598,922	420,062
Fidelity Emerging Markets Fund	84,368,625	7,386,028	5,425,608	-	3,674	10,903,795	97,236,514	2,265,529
Fidelity Enhanced International ETF	21,649,757	-	510,963	435,089	36,570	4,397,119	25,572,483	768,866
Fidelity Enhanced Large Cap Core ETF	9,382,811	17,571,707	19,784,590	66,565	(916,018)	60,553	6,314,463	183,081
Fidelity Enhanced Mid Cap ETF	3,767,041	3,878,112	7,260,871	4,389	(93,342)	(290,940)	-	-
Fidelity Enhanced Small Cap ETF	5,452,431	3,590,577	8,316,207	-	(375,759)	(351,042)	-	-
Fidelity Floating Rate High Income Fund	4,923,357	2,995,429	214,344	250,458	(1,539)	(89,380)	7,613,523	830,264
Fidelity Fundamental Small-Mid Cap ETF	3,027,118	12,165,999	242,320	49,847	(26,303)	4,801	14,929,295	549,073
Fidelity Global Commodity Stock Fund	1,945,858	619,166	76,641	-	(1,344)	234,101	2,721,140	139,046
Fidelity Hedged Equity Fund	12,127,648	4,566,308	5,053,845	-	675,263	300,252	12,615,626	906,946
Fidelity High Income Fund	4,893,512	14,906,833	281,442	354,619	(1,068)	731,030	20,248,865	2,521,652
Fidelity Inflation-Protected Bond Index Fund	13,725,438	11,122,343	616,491	68,404	923	754,015	24,986,228	2,692,481
Fidelity Infrastructure Fund	931,485	1,086	-	1,086	-	137,300	1,069,871	67,971
Fidelity International Capital Appreciation Fund	19,713,204	1,210,851	1,219,065	-	(6,673)	3,785,777	23,484,094	714,671
Fidelity International Discovery Fund	23,746,660	1,587,044	1,551,039	-	18,458	4,650,972	28,452,095	495,767
Fidelity International Small Cap Fund	9,890,353	625,280	621,514	-	3,302	1,919,907	11,817,328	322,966
Fidelity International Small Cap Opportunities Fund	11,851,284	874,450	-	-	-	2,568,329	15,294,063	647,231
Fidelity International Value Fund	14,860,335	823,298	877,126	-	17,847	3,935,621	18,759,975	1,470,217
Fidelity Japan Fund	528,424	-	-	-	-	94,532	622,956	32,045
Fidelity Japan Smaller Companies Fund	6,913,423	-	-	-	-	1,294,051	8,207,474	443,168
Fidelity Long-Term Treasury Bond Index Fund	9,388,546	6,178,422	2,721,675	210,140	(289,020)	594,890	13,151,163	1,417,151
Fidelity New Markets Income Fund	468,695	12,510	-	12,918	-	12,748	493,953	38,026
Fidelity Overseas Fund	92,780,850	5,983,466	5,951,453	-	138,340	18,528,620	111,479,823	1,480,672
Fidelity Real Estate Investment Portfolio	4,613,495	251,817	2,697,700	10,041	(112,578)	211,104	2,266,138	57,560
Fidelity Stock Selector Small Cap Fund	21,842,967	15,746,592	1,269,090	-	(59,921)	(296,589)	35,963,959	971,999
Fidelity Total Bond Fund	46,447,709	9,215,704	14,988,990	858,998	(86,609)	967,415	41,555,229	4,333,183
VIP Investment Grade Bond II Portfolio - Investor Class	46,251,001	8,281,584	14,771,031	8,492	(554,590)	2,246,767	41,453,731	4,322,600
VIP Stock Selector Portfolio - Investor Class	413,426,873	28,642,373	44,108,427	-	2,395,971	15,898,147	416,254,937	32,647,446
VIP Value Strategies Portfolio - Investor Class	19,575,950	2,075,617	869,167	372,555	(59,747)	(852,055)	19,870,598	1,358,209
	956,154,368	166,337,752	141,515,603	2,823,069	571,412	77,856,076	1,059,404,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	149,502,692	149,502,692	-	-

Domestic Equity Funds	545,814,721	545,814,721	-	-

International Equity Funds	364,086,592	364,086,592	-	-

U.S. Treasury Obligations	1,897,873	-	1,897,873	-

Money Market Funds	3,560,995	3,560,995	-	-
Total Investments in Securities:	1,064,862,873	1,062,965,000	1,897,873	-
Derivative Instruments:

Assets
Futures Contracts	895,120	895,120	-	-
Total Assets	895,120	895,120	-	-
Total Derivative Instruments:	895,120	895,120	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	693,535	0
Total Equity Risk	693,535	0
Interest Rate Risk
Futures Contracts (a)	201,585	0
Total Interest Rate Risk	201,585	0
Total Value of Derivatives	895,120	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 85% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,897,870)	$1,897,873
Fidelity Central Funds (cost $3,560,995)	3,560,995
Other affiliated issuers (cost $858,871,523)	1,059,404,005

Total Investment in Securities (cost $864,330,388)		$1,064,862,873
Receivable for investments sold		4,513,354
Receivable for fund shares sold		11,939
Distributions receivable from Fidelity Central Funds		19,162
Receivable for daily variation margin on futures contracts		86,696
Total assets		1,069,494,024
Liabilities
Payable for investments purchased	$4,258,135
Payable for fund shares redeemed	269,620
Accrued management fee	86,140
Distribution and service plan fees payable	7,374
Total liabilities		4,621,269
Net Assets		$1,064,872,755
Net Assets consist of:
Paid in capital		$860,154,207
Total accumulated earnings (loss)		204,718,548
Net Assets		$1,064,872,755

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($115,886 ÷ 7,959 shares)		$14.56
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($60,432,085 ÷ 4,216,341 shares)		$14.33
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,004,324,784 ÷ 69,317,577 shares)		$14.49
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,331,047
Interest		32,575
Income from Fidelity Central Funds		135,812
Total income		2,499,434
Expenses
Management fee	$732,635
Distribution and service plan fees	71,800
Independent trustees' fees and expenses	1,243
Total expenses before reductions	805,678
Expense reductions	(274,560)
Total expenses after reductions		531,118
Net Investment income (loss)		1,968,316
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	571,412
Futures contracts	2,608,513
Capital gain distributions from underlying funds:
Affiliated issuers	492,022
Total net realized gain (loss)		3,671,947
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(143)
Fidelity Central Funds	(1)
Other affiliated issuers	77,856,077
Futures contracts	1,717,313
Total change in net unrealized appreciation (depreciation)		79,573,246
Net gain (loss)		83,245,193
Net increase (decrease) in net assets resulting from operations		$85,213,509
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,968,316	$13,289,649
Net realized gain (loss)	3,671,947	25,610,836
Change in net unrealized appreciation (depreciation)	79,573,246	63,287,400
Net increase (decrease) in net assets resulting from operations	85,213,509	102,187,885
Distributions to shareholders	(13,925,954)	(12,653,461)

Share transactions - net increase (decrease)	34,229,863	67,748,056
Total increase (decrease) in net assets	105,517,418	157,282,480

Net Assets
Beginning of period	959,355,337	802,072,857
End of period	$1,064,872,755	$959,355,337

Financial Highlights
VIP FundsManager® 85% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.58	$12.23	$10.55	$15.82	$13.88	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.03	.20	.17	.12	.12	.09
Net realized and unrealized gain (loss)	1.15	1.33	1.69	(2.46)	2.34	2.04
Total from investment operations	1.18	1.53	1.86	(2.34)	2.46	2.13
Distributions from net investment income	(.01)	(.18)	(.18)	(.13)	(.15)	(.10)
Distributions from net realized gain	(.18)	-	-	(2.80)	(.37)	(.39)
Total distributions	(.20) C	(.18)	(.18)	(2.93)	(.52)	(.50) C
Net asset value, end of period	$14.56	$13.58	$12.23	$10.55	$15.82	$13.88
Total Return D,E,F	8.73%	12.53%	17.69%	(17.01)%	18.02%	17.93%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.29%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	.41% I	1.49%	1.48%	1.18%	.78%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$113	$111	$100	$-	$-
Portfolio turnover rate J	29 % I	34%	19%	28% K	68% K	37% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$12.05	$10.40	$15.65	$13.76	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.02	.17	.15	.11	.10	.08
Net realized and unrealized gain (loss)	1.13	1.32	1.67	(2.45)	2.29	1.96
Total from investment operations	1.15	1.49	1.82	(2.34)	2.39	2.04
Distributions from net investment income	(.01)	(.16)	(.17)	(.11)	(.13)	(.09)
Distributions from net realized gain	(.18)	-	-	(2.80)	(.37)	(.39)
Total distributions	(.20) C	(.16)	(.17)	(2.91)	(.50)	(.48)
Net asset value, end of period	$14.33	$13.38	$12.05	$10.40	$15.65	$13.76
Total Return D,E,F	8.64%	12.38%	17.48%	(17.19)%	17.64%	17.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.40%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.29%	.35%	.35%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.29%	.35%	.35%
Net investment income (loss)	.26% I	1.34%	1.33%	1.03%	.68%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$60,432	$58,215	$53,871	$48,826	$58,047	$48,373
Portfolio turnover rate J	29 % I	34%	19%	28% K	68% K	37% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$12.17	$10.50	$15.77	$13.86	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.03	.20	.17	.13	.12	.10
Net realized and unrealized gain (loss)	1.15	1.32	1.68	(2.47)	2.31	1.98
Total from investment operations	1.18	1.52	1.85	(2.34)	2.43	2.08
Distributions from net investment income	(.01)	(.18)	(.18)	(.13)	(.15)	(.10)
Distributions from net realized gain	(.18)	-	-	(2.80)	(.37)	(.39)
Total distributions	(.20) C	(.18)	(.18)	(2.93)	(.52)	(.50) C
Net asset value, end of period	$14.49	$13.51	$12.17	$10.50	$15.77	$13.86
Total Return D,E,F	8.78%	12.51%	17.68%	(17.07)%	17.83%	17.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.15%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	.41% I	1.49%	1.48%	1.18%	.83%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,004,325	$901,027	$748,091	$635,839	$755,243	$615,808
Portfolio turnover rate J	29 % I	34%	19%	28% K	68% K	37% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class, Service Class 2 and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity mutual funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs),futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP FundsManager 20% Portfolio	651,880,312	39,328,906	(7,023,022)	32,305,884
VIP FundsManager 30% Portfolio	19,547,970	1,252,698	(24,337)	1,228,361
VIP FundsManager 40% Portfolio	31,251,238	2,715,820	(50,108)	2,665,712
VIP FundsManager 50% Portfolio	3,412,596,124	543,624,897	(35,841,899)	507,782,998
VIP FundsManager 60% Portfolio	6,156,154,492	1,173,090,752	(57,659,783)	1,115,430,969
VIP FundsManager 70% Portfolio	2,051,387,209	430,952,818	(14,802,901)	416,149,917
VIP FundsManager 85% Portfolio	867,953,468	202,302,945	(4,498,420)	197,804,525

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP FundsManager 20% Portfolio	(10,832,096)	(18,225,653)	(29,057,749)

VIP FundsManager 50% Portfolio	(21,464,613)	-	(21,464,613)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to December 31, 2024. Loss deferrals were as follows:

Capital losses ($)
VIP FundsManager 40% Portfolio	(5,604)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP FundsManager 20% Portfolio
Equity Risk
Futures Contracts	(26,729)	297,931
Total Equity Risk	(26,729)	297,931
Interest Rate Risk
Futures Contracts	200,160	142,143
Total Interest Rate Risk	200,160	142,143
Totals	173,431	440,074
VIP FundsManager 30% Portfolio
Interest Rate Risk
Futures Contracts	4,192	5,169
Total Interest Rate Risk	4,192	5,169
Totals	4,192	5,169
VIP FundsManager 40% Portfolio
Interest Rate Risk
Futures Contracts	7,315	7,753
Total Interest Rate Risk	7,315	7,753
Totals	7,315	7,753
VIP FundsManager 50% Portfolio
Equity Risk
Futures Contracts	1,307,984	1,522,205
Total Equity Risk	1,307,984	1,522,205
Interest Rate Risk
Futures Contracts	1,159,674	845,107
Total Interest Rate Risk	1,159,674	845,107
Totals	2,467,658	2,367,312
VIP FundsManager 60% Portfolio
Equity Risk
Futures Contracts	1,422,782	3,009,598
Total Equity Risk	1,422,782	3,009,598
Interest Rate Risk
Futures Contracts	2,046,989	1,452,447
Total Interest Rate Risk	2,046,989	1,452,447
Totals	3,469,771	4,462,045
VIP FundsManager 70% Portfolio
Equity Risk
Futures Contracts	170,558	988,145
Total Equity Risk	170,558	988,145
Interest Rate Risk
Futures Contracts	684,461	483,287
Total Interest Rate Risk	684,461	483,287
Totals	855,019	1,471,432
VIP FundsManager 85% Portfolio
Equity Risk
Futures Contracts	2,321,060	1,515,728
Total Equity Risk	2,321,060	1,515,728
Interest Rate Risk
Futures Contracts	287,453	201,585
Total Interest Rate Risk	287,453	201,585
Totals	2,608,513	1,717,313

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	125,445,540	120,849,337
VIP FundsManager 30% Portfolio	10,522,524	5,316,328
VIP FundsManager 40% Portfolio	16,311,106	8,509,302
VIP FundsManager 50% Portfolio	512,847,538	653,625,073
VIP FundsManager 60% Portfolio	886,551,528	946,484,736
VIP FundsManager 70% Portfolio	305,887,929	297,736,182
VIP FundsManager 85% Portfolio	166,337,752	141,515,603
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .15% of each fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP FundsManager 20% Portfolio	29	15,918	15,947
VIP FundsManager 30% Portfolio	179	447	626
VIP FundsManager 40% Portfolio	183	458	641
VIP FundsManager 50% Portfolio	28	95,131	95,159
VIP FundsManager 60% Portfolio	62,055	715,683	777,738
VIP FundsManager 70% Portfolio	36	86,437	86,473
VIP FundsManager 85% Portfolio	55	71,745	71,800

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP FundsManager 20% Portfolio	299,052	1,205,920	(7,414)
VIP FundsManager 30% Portfolio	68,935	27,564	(190)
VIP FundsManager 40% Portfolio	28,581	47,802	(745)
VIP FundsManager 50% Portfolio	984,041	229,289	3,013
VIP FundsManager 60% Portfolio	1,907,529	234,102	1,541
VIP FundsManager 70% Portfolio	655,456	55,219	115
VIP FundsManager 85% Portfolio	292,090	1,751,418	(12,011)

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity U.S. Low Volatility Equity Fund ("Underlying Fund") for investments. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets as "Net realized gain (loss)."

Details of these transactions with the net realized gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized gain (loss) on redemptions of Underlying Fund ($)
VIP FundsManager 20% Portfolio	7,324,821	953,928
VIP FundsManager 50% Portfolio	42,189,458	5,917,244
VIP FundsManager 60% Portfolio	63,616,477	8,938,799
VIP FundsManager 70% Portfolio	20,635,443	2,889,874
VIP FundsManager 85% Portfolio	7,972,170	1,111,792
7. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .05% of each Fund's average net assets until April 30, 2026. During the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver ($)
VIP FundsManager 20% Portfolio	168,592
VIP FundsManager 30% Portfolio	4,667
VIP FundsManager 40% Portfolio	6,781
VIP FundsManager 50% Portfolio	962,662
VIP FundsManager 60% Portfolio	1,727,310
VIP FundsManager 70% Portfolio	579,423
VIP FundsManager 85% Portfolio	244,626

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement ($)
VIP FundsManager 20% Portfolio
Service Class	29
Service Class 2	6,367
VIP FundsManager 30% Portfolio
Service Class	179
Service Class 2	179
VIP FundsManager 40% Portfolio
Service Class	183
Service Class 2	183
VIP FundsManager 50% Portfolio
Service Class	28
Service Class 2	38,052
VIP FundsManager 60% Portfolio
Service Class	62,055
Service Class 2	286,273
VIP FundsManager 70% Portfolio
Service Class	36
Service Class 2	34,575
VIP FundsManager 85% Portfolio
Service Class	55
Service Class 2	28,698

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP FundsManager 20% Portfolio	1,812
VIP FundsManager 30% Portfolio	342
VIP FundsManager 40% Portfolio	325
VIP FundsManager 50% Portfolio	3,350
VIP FundsManager 60% Portfolio	3,674
VIP FundsManager 70% Portfolio	3,381
VIP FundsManager 85% Portfolio	1,181

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$109	$2,204
Service Class 2	22,989	428,565
Investor Class	1,237,172	24,131,368
Total	$1,260,270	$24,562,137
VIP FundsManager 30% Portfolio
Distributions to shareholders
Service Class	$466	$10,622
Service Class 2	466	10,090
Investor Class	22,550	403,962
Total	$23,482	$424,674
VIP FundsManager 40% Portfolio
Distributions to shareholders
Service Class	$666	$ 10,556
Service Class 2	666	10,023
Investor Class	43,729	668,107
Total	$45,061	$688,686
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$84	$1,388
Service Class 2	114,024	1,769,713
Investor Class	5,681,425	93,898,575
Total	$5,795,533	$95,669,676
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$650,056	$2,407,728
Service Class 2	3,104,502	11,178,443
Investor Class	33,039,651	127,340,237
Total	$36,794,209	$140,926,408
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$767	$1,272
Service Class 2	741,126	1,116,348
Investor Class	23,782,831	38,637,503
Total	$24,524,724	$39,755,123
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$1,591	$1,497
Service Class 2	833,855	697,777
Investor Class	13,090,508	11,954,187
Total	$13,925,954	$12,653,461
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP FundsManager 20% Portfolio
Service Class
Shares sold	264	602	$2,810	$6,446
Reinvestment of distributions	1	21	9	219
Shares redeemed	(401)	(694)	(4,314)	(7,500)
Net increase (decrease)	(136)	(71)	$(1,495)	$(835)
Service Class 2
Shares sold	205,651	239,233	$2,211,408	$2,584,163
Reinvestment of distributions	2,143	40,374	22,989	428,565
Shares redeemed	(117,971)	(229,927)	(1,259,546)	(2,474,285)
Net increase (decrease)	89,823	49,680	$974,851	$538,443
Investor Class
Shares sold	901,509	1,217,947	$9,704,894	$13,199,944
Reinvestment of distributions	114,979	2,267,071	1,237,172	24,131,368
Shares redeemed	(3,258,502)	(10,497,596)	(35,034,666)	(113,083,923)
Net increase (decrease)	(2,242,014)	(7,012,578)	$(24,092,600)	$(75,752,611)
VIP FundsManager 30% Portfolio
Investor Class
Shares sold	784,457	890,942	$8,424,487	$9,490,756
Reinvestment of distributions	2,050	37,015	22,082	393,307
Shares redeemed	(312,963)	(143,530)	(3,372,463)	(1,544,967)
Net increase (decrease)	473,544	784,427	$5,074,106	$8,339,096
VIP FundsManager 40% Portfolio
Investor Class
Shares sold	1,233,620	1,066,790	$13,487,512	$11,740,344
Reinvestment of distributions	3,897	60,388	43,061	657,520
Shares redeemed	(550,947)	(221,049)	(6,053,736)	(2,439,892)
Net increase (decrease)	686,570	906,129	$7,476,837	$9,957,972
VIP FundsManager 50% Portfolio
Service Class
Shares sold	13	26	$157	$315
Shares redeemed	(13)	(26)	(157)	(313)
Net increase (decrease)	-	-	$-	$2
Service Class 2
Shares sold	455,185	683,358	$5,390,922	$8,078,532
Reinvestment of distributions	9,346	147,556	114,024	1,769,713
Shares redeemed	(908,464)	(1,175,311)	(10,937,276)	(14,053,154)
Net increase (decrease)	(443,933)	(344,397)	$(5,432,330)	$(4,204,909)
Investor Class
Shares sold	682,160	2,266,957	$8,216,868	$27,355,707
Reinvestment of distributions	463,412	7,796,561	5,681,425	93,898,575
Shares redeemed	(23,641,404)	(64,028,367)	(287,828,223)	(764,238,723)
Net increase (decrease)	(22,495,832)	(53,964,849)	$(273,929,930)	$(642,984,441)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	2,049,144	2,653,727	$21,608,472	$27,426,524
Reinvestment of distributions	61,301	230,821	649,788	2,406,684
Shares redeemed	(934,187)	(1,625,705)	(9,741,941)	(16,755,404)
Net increase (decrease)	1,176,258	1,258,843	$12,516,319	$13,077,804
Service Class 2
Shares sold	641,459	1,889,185	$6,692,425	$19,461,905
Reinvestment of distributions	294,266	1,076,634	3,104,502	11,178,443
Shares redeemed	(3,602,605)	(7,274,295)	(37,809,213)	(74,460,234)
Net increase (decrease)	(2,666,880)	(4,308,476)	$(28,012,286)	$(43,819,886)
Investor Class
Shares sold	22,834,026	60,737,620	$239,803,978	$628,300,050
Reinvestment of distributions	3,116,948	12,214,883	33,039,651	127,340,237
Shares redeemed	(30,699,770)	(72,857,954)	(322,041,979)	(747,812,558)
Net increase (decrease)	(4,748,796)	94,549	$(49,198,350)	$7,827,729
VIP FundsManager 70% Portfolio
Service Class
Shares sold	123	257	$1,653	$3,307
Reinvestment of distributions	1	1	8	17
Shares redeemed	(124)	(255)	(1,651)	(3,304)
Net increase (decrease)	-	3	$10	$20
Service Class 2
Shares sold	133,156	241,852	$1,763,038	$3,129,428
Reinvestment of distributions	55,432	84,569	741,126	1,116,348
Shares redeemed	(331,027)	(715,086)	(4,398,508)	(9,298,374)
Net increase (decrease)	(142,439)	(388,665)	$(1,894,344)	$(5,052,598)
Investor Class
Shares sold	3,670,843	9,344,829	$49,116,643	$122,005,457
Reinvestment of distributions	1,766,927	2,908,326	23,782,831	38,637,503
Shares redeemed	(3,668,466)	(9,534,789)	(48,550,344)	(123,253,291)
Net increase (decrease)	1,769,304	2,718,366	$24,349,130	$37,389,669
VIP FundsManager 85% Portfolio
Service Class
Shares sold	95	284	$1,278	$3,755
Reinvestment of distributions	116	110	1,591	1,497
Shares redeemed	(563)	(1,171)	(7,632)	(15,384)
Net increase (decrease)	(352)	(777)	$(4,763)	$(10,132)
Service Class 2
Shares sold	148,242	322,858	$1,998,696	$4,206,733
Reinvestment of distributions	61,494	52,143	833,855	697,777
Shares redeemed	(344,719)	(493,276)	(4,653,723)	(6,417,266)
Net increase (decrease)	(134,983)	(118,275)	$(1,821,172)	$(1,512,756)
Investor Class
Shares sold	3,776,773	7,939,691	$51,066,176	$104,431,714
Reinvestment of distributions	955,512	884,245	13,090,508	11,954,187
Shares redeemed	(2,096,912)	(3,606,258)	(28,100,886)	(47,114,957)
Net increase (decrease)	2,635,373	5,217,678	$36,055,798	$69,270,944
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Commodity Strategy Fund	24%	45%	15%
Fidelity Hedged Equity Fund	13%	23%	-
Fidelity Infrastructure Fund	-	10%	-
Fidelity Japan Smaller Companies Fund	-	13%	-
VIP Investment Grade Bond II Portfolio	19%	30%	-
VIP Stock Selector Portfolio	21%	48%	19%
VIP Value Strategies Portfolio	-	11%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	96%
Fidelity Hedged Equity Fund	50%
Fidelity Infrastructure Fund	22%
Fidelity Japan Smaller Companies Fund	27%
VIP Investment Grade Bond II Portfolio	62%
VIP Stock Selector Portfolio	99%
VIP Value Strategies Portfolio	23%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %

VIP FundsManager 20% Portfolio	98%	-	-
VIP FundsManager 30% Portfolio	100%	-	-
VIP FundsManager 40% Portfolio	100%	-	-
VIP FundsManager 50% Portfolio	47%	-	-
VIP FundsManager 60% Portfolio	31%	3	42%
VIP FundsManager 70% Portfolio	97%	-	-
VIP FundsManager 85% Portfolio	94%	-	-

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.833444.119
VIPFM-SANN-0825
Fidelity® Variable Insurance Products:

VIP Freedom Lifetime Income® I Portfolio
VIP Freedom Lifetime Income® II Portfolio
VIP Freedom Lifetime Income® III Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Lifetime Income® I Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	139,120	1,291,031
Fidelity International Bond Index Fund (a)	26,991	253,173
Fidelity Long-Term Treasury Bond Index Fund (a)	35,020	324,989
VIP High Income Portfolio - Investor Class (a)	20,529	100,797
VIP Investment Grade Bond II Portfolio - Investor Class (a)	334,057	3,203,604
TOTAL BOND FUNDS (Cost $5,334,089)		5,173,594

Domestic Equity Funds - 8.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	1,982	121,894
VIP Equity Income Portfolio - Investor Class (a)	3,479	98,538
VIP Growth & Income Portfolio - Investor Class (a)	4,076	135,562
VIP Growth Portfolio - Investor Class (a)	2,005	201,472
VIP Mid Cap Portfolio - Investor Class (a)	862	30,982
VIP Value Portfolio - Investor Class (a)	3,729	68,942
VIP Value Strategies Portfolio - Investor Class (a)	2,337	34,194
TOTAL DOMESTIC EQUITY FUNDS (Cost $392,387)		691,584

International Equity Funds - 13.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	28,948	382,690
VIP Overseas Portfolio - Investor Class (a)	24,282	730,641
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $706,622)		1,113,331

Money Market Funds - 16.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,354,711)	4.14	1,354,711	1,354,711

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,787,809)	8,333,220
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	8,333,218

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	1,320,236	49,738	134,981	4,332	(6,933)	62,971	1,291,031	139,120
Fidelity International Bond Index Fund	266,860	12,072	27,904	1,886	(768)	2,913	253,173	26,991
Fidelity Long-Term Treasury Bond Index Fund	253,951	88,503	21,436	5,493	(271)	4,242	324,989	35,020
VIP Contrafund Portfolio - Investor Class	139,049	22,261	46,198	4,239	(2,608)	9,390	121,894	1,982
VIP Emerging Markets Portfolio - Investor Class	451,571	72,500	194,468	-	21,085	32,002	382,690	28,948
VIP Equity Income Portfolio - Investor Class	113,450	16,373	38,186	837	(900)	7,801	98,538	3,479
VIP Government Money Market Portfolio - Investor Class	1,295,809	252,026	193,124	26,594	-	-	1,354,711	1,354,711
VIP Growth & Income Portfolio - Investor Class	155,658	22,267	53,866	1,500	(631)	12,134	135,562	4,076
VIP Growth Portfolio - Investor Class	230,446	32,836	68,304	2,655	(7,228)	13,722	201,472	2,005
VIP High Income Portfolio - Investor Class	101,970	1,959	7,983	215	(196)	5,047	100,797	20,529
VIP Investment Grade Bond II Portfolio - Investor Class	3,298,468	167,866	393,602	724	(18,971)	149,843	3,203,604	334,057
VIP Mid Cap Portfolio - Investor Class	35,718	5,852	9,079	1,576	(930)	(579)	30,982	862
VIP Overseas Portfolio - Investor Class	622,390	152,578	173,785	7,200	13,313	116,145	730,641	24,282
VIP Value Portfolio - Investor Class	79,717	11,428	19,651	2,966	(1,756)	(796)	68,942	3,729
VIP Value Strategies Portfolio - Investor Class	39,622	4,721	8,002	711	(1,038)	(1,109)	34,194	2,337
	8,404,915	912,980	1,390,569	60,928	(7,832)	413,726	8,333,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,173,594	5,173,594	-	-

Domestic Equity Funds	691,584	691,584	-	-

International Equity Funds	1,113,331	1,113,331	-	-

Money Market Funds	1,354,711	1,354,711	-	-
Total Investments in Securities:	8,333,220	8,333,220	-	-
VIP Freedom Lifetime Income® I Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,787,809)	$8,333,220

Total Investment in Securities (cost $7,787,809)		$8,333,220
Receivable for investments sold		39,566
Total assets		8,372,786
Liabilities
Payable for investments purchased	$39,155
Payable for fund shares redeemed	413
Total liabilities		39,568
Net Assets		$8,333,218
Net Assets consist of:
Paid in capital		$7,852,935
Total accumulated earnings (loss)		480,283
Net Assets		$8,333,218
Net Asset Value, offering price and redemption price per share ($8,333,218 ÷ 769,106 shares)		$10.83
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$39,950
Expenses
Independent trustees' fees and expenses	$11
Total expenses		11
Net Investment income (loss)		39,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,832)
Capital gain distributions from underlying funds:
Affiliated issuers	20,978
Total net realized gain (loss)		13,146
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	413,726
Total change in net unrealized appreciation (depreciation)		413,726
Net gain (loss)		426,872
Net increase (decrease) in net assets resulting from operations		$466,811
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,939	$301,255
Net realized gain (loss)	13,146	77,092
Change in net unrealized appreciation (depreciation)	413,726	(611)
Net increase (decrease) in net assets resulting from operations	466,811	377,736
Distributions to shareholders	(30,669)	(334,854)

Share transactions
Proceeds from sales of shares	-	42,879
Reinvestment of distributions	30,669	334,854
Cost of shares redeemed	(538,506)	(987,272)

Net increase (decrease) in net assets resulting from share transactions	(507,837)	(609,539)
Total increase (decrease) in net assets	(71,695)	(566,657)

Net Assets
Beginning of period	8,404,913	8,971,570
End of period	$8,333,218	$8,404,913

Other Information
Shares
Sold	-	4,007
Issued in reinvestment of distributions	2,940	32,590
Redeemed	(51,277)	(93,901)
Net increase (decrease)	(48,337)	(57,304)

Financial Highlights
VIP Freedom Lifetime Income® I Portfolio

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.26	$9.93	$12.01	$12.11	$11.49
Income from Investment Operations
Net investment income (loss) A,B	.05	.36	.35	.27	.22	.15
Net realized and unrealized gain (loss)	.54	.08	.42	(1.66)	.17	1.02
Total from investment operations	.59	.44	.77	(1.39)	.39	1.17
Distributions from net investment income	(.04)	(.41)	(.44)	(.24)	(.13)	(.16)
Distributions from net realized gain	- C	(.01)	-	(.45)	(.36)	(.39)
Total distributions	(.04)	(.42)	(.44)	(.69)	(.49)	(.55)
Net asset value, end of period	$10.83	$10.28	$10.26	$9.93	$12.01	$12.11
Total Return D,E,F	5.73%	4.28%	7.89%	(12.01)%	3.26%	10.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.96% J	3.44%	3.43%	2.59%	1.83%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$8,333	$8,405	$8,972	$9,355	$11,934	$12,553
Portfolio turnover rate K	22 % J	20%	17%	63%	18%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom Lifetime Income® II Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 58.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	397,473	3,688,546
Fidelity International Bond Index Fund (a)	89,308	837,712
Fidelity Long-Term Treasury Bond Index Fund (a)	115,062	1,067,776
VIP High Income Portfolio - Investor Class (a)	63,356	311,079
VIP Investment Grade Bond II Portfolio - Investor Class (a)	962,264	9,228,113
TOTAL BOND FUNDS (Cost $15,631,486)		15,133,226

Domestic Equity Funds - 13.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	9,612	591,033
VIP Equity Income Portfolio - Investor Class (a)	16,871	477,787
VIP Growth & Income Portfolio - Investor Class (a)	19,763	657,308
VIP Growth Portfolio - Investor Class (a)	9,722	976,882
VIP Mid Cap Portfolio - Investor Class (a)	4,181	150,222
VIP Value Portfolio - Investor Class (a)	18,079	334,286
VIP Value Strategies Portfolio - Investor Class (a)	11,333	165,801
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,667,767)		3,353,319

International Equity Funds - 16.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	107,517	1,421,372
VIP Overseas Portfolio - Investor Class (a)	93,888	2,825,095
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,599,295)		4,246,467

Money Market Funds - 11.6%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $2,982,657)	4.14	2,982,657	2,982,657

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,881,205)	25,715,669
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9)
NET ASSETS - 100.0%	25,715,660

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	3,653,389	212,974	334,440	12,111	(25,334)	181,957	3,688,546	397,473
Fidelity International Bond Index Fund	867,424	44,659	81,458	6,142	(4,038)	11,125	837,712	89,308
Fidelity Long-Term Treasury Bond Index Fund	836,058	277,289	58,956	17,995	(1,024)	14,409	1,067,776	115,062
VIP Contrafund Portfolio - Investor Class	652,726	87,678	186,128	19,847	3,805	32,952	591,033	9,612
VIP Emerging Markets Portfolio - Investor Class	1,624,010	235,072	636,940	-	67,918	131,312	1,421,372	107,517
VIP Equity Income Portfolio - Investor Class	532,591	56,958	146,164	3,918	6,014	28,388	477,787	16,871
VIP Government Money Market Portfolio - Investor Class	2,581,462	831,489	430,294	55,063	-	-	2,982,657	2,982,657
VIP Growth & Income Portfolio - Investor Class	730,727	76,017	207,723	7,039	24,075	34,212	657,308	19,763
VIP Growth Portfolio - Investor Class	1,081,755	123,452	266,276	12,452	(16,290)	54,241	976,882	9,722
VIP High Income Portfolio - Investor Class	307,222	6,876	17,795	649	(1,544)	16,320	311,079	63,356
VIP Investment Grade Bond II Portfolio - Investor Class	9,217,327	631,776	991,111	2,027	(42,180)	412,301	9,228,113	962,264
VIP Mid Cap Portfolio - Investor Class	167,677	25,408	36,669	7,376	(2,314)	(3,880)	150,222	4,181
VIP Overseas Portfolio - Investor Class	2,502,752	416,680	591,813	28,488	47,102	450,374	2,825,095	93,888
VIP Value Portfolio - Investor Class	374,248	40,638	70,209	13,854	(4,124)	(6,267)	334,286	18,079
VIP Value Strategies Portfolio - Investor Class	186,018	19,710	30,699	3,317	(2,344)	(6,884)	165,801	11,333
	25,315,386	3,086,676	4,086,675	190,278	49,722	1,350,560	25,715,669

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	15,133,226	15,133,226	-	-

Domestic Equity Funds	3,353,319	3,353,319	-	-

International Equity Funds	4,246,467	4,246,467	-	-

Money Market Funds	2,982,657	2,982,657	-	-
Total Investments in Securities:	25,715,669	25,715,669	-	-
VIP Freedom Lifetime Income® II Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $22,881,205)	$25,715,669

Total Investment in Securities (cost $22,881,205)		$25,715,669
Receivable for investments sold		191,601
Total assets		25,907,270
Liabilities
Payable for investments purchased	$190,332
Payable for fund shares redeemed	1,269
Other payables and accrued expenses	9
Total liabilities		191,610
Net Assets		$25,715,660
Net Assets consist of:
Paid in capital		$22,797,067
Total accumulated earnings (loss)		2,918,593
Net Assets		$25,715,660
Net Asset Value, offering price and redemption price per share ($25,715,660 ÷ 2,087,416 shares)		$12.32
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$96,785
Expenses
Independent trustees' fees and expenses	$33
Total expenses		33
Net Investment income (loss)		96,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	49,722
Capital gain distributions from underlying funds:
Affiliated issuers	93,493
Total net realized gain (loss)		143,215
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,350,560
Total change in net unrealized appreciation (depreciation)		1,350,560
Net gain (loss)		1,493,775
Net increase (decrease) in net assets resulting from operations		$1,590,527
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,752	$814,134
Net realized gain (loss)	143,215	620,187
Change in net unrealized appreciation (depreciation)	1,350,560	(2,014)
Net increase (decrease) in net assets resulting from operations	1,590,527	1,432,307
Distributions to shareholders	(650,455)	(935,406)

Share transactions
Proceeds from sales of shares	-	207,598
Reinvestment of distributions	650,455	935,406
Cost of shares redeemed	(1,190,245)	(2,649,501)

Net increase (decrease) in net assets resulting from share transactions	(539,790)	(1,506,497)
Total increase (decrease) in net assets	400,282	(1,009,596)

Net Assets
Beginning of period	25,315,378	26,324,974
End of period	$25,715,660	$25,315,378

Other Information
Shares
Sold	-	16,796
Issued in reinvestment of distributions	55,030	78,988
Redeemed	(99,790)	(219,447)
Net increase (decrease)	(44,760)	(123,663)

Financial Highlights
VIP Freedom Lifetime Income® II Portfolio

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$11.67	$11.04	$13.96	$13.83	$12.98
Income from Investment Operations
Net investment income (loss) A,B	.05	.38	.35	.29	.25	.16
Net realized and unrealized gain (loss)	.71	.27	.72	(2.12)	.60	1.44
Total from investment operations	.76	.65	1.07	(1.83)	.85	1.60
Distributions from net investment income	(.04)	(.42)	(.44)	(.26)	(.15)	(.17)
Distributions from net realized gain	(.27)	(.02)	-	(.83)	(.57)	(.58)
Total distributions	(.31)	(.45) C	(.44)	(1.09)	(.72)	(.75)
Net asset value, end of period	$12.32	$11.87	$11.67	$11.04	$13.96	$13.83
Total Return D,E,F	6.50%	5.57%	9.80%	(13.83)%	6.27%	12.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.77% J	3.13%	3.07%	2.43%	1.78%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$25,716	$25,315	$26,325	$26,287	$33,250	$34,232
Portfolio turnover rate K	24 % J	23%	18%	63%	23%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom Lifetime Income® III Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 50.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	377,564	3,503,790
Fidelity International Bond Index Fund (a)	96,255	902,870
Fidelity Long-Term Treasury Bond Index Fund (a)	170,289	1,580,280
VIP High Income Portfolio - Investor Class (a)	73,449	360,633
VIP Investment Grade Bond II Portfolio - Investor Class (a)	903,696	8,666,448
TOTAL BOND FUNDS (Cost $15,615,442)		15,014,021

Domestic Equity Funds - 24.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	20,576	1,265,224
VIP Equity Income Portfolio - Investor Class (a)	36,116	1,022,815
VIP Growth & Income Portfolio - Investor Class (a)	42,306	1,407,112
VIP Growth Portfolio - Investor Class (a)	20,813	2,091,287
VIP Mid Cap Portfolio - Investor Class (a)	8,951	321,597
VIP Value Portfolio - Investor Class (a)	38,704	715,633
VIP Value Strategies Portfolio - Investor Class (a)	24,261	354,945
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,855,449)		7,178,613

International Equity Funds - 23.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	172,848	2,285,055
VIP Overseas Portfolio - Investor Class (a)	160,497	4,829,351
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,499,929)		7,114,406

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $500,877)	4.14	500,877	500,877

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,471,697)	29,807,917
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	29,807,918

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	3,481,287	299,715	425,802	11,611	(51,289)	199,879	3,503,790	377,564
Fidelity International Bond Index Fund	1,129,914	77,305	312,987	6,718	(16,384)	25,022	902,870	96,255
Fidelity Long-Term Treasury Bond Index Fund	1,472,172	252,797	167,477	28,352	(6,202)	28,990	1,580,280	170,289
VIP Contrafund Portfolio - Investor Class	1,300,683	159,514	279,169	40,035	(6,749)	90,945	1,265,224	20,576
VIP Emerging Markets Portfolio - Investor Class	2,479,623	263,549	776,447	-	55,402	262,928	2,285,055	172,848
VIP Equity Income Portfolio - Investor Class	1,061,311	87,201	198,875	7,902	(1,077)	74,255	1,022,815	36,116
VIP Government Money Market Portfolio - Investor Class	228,821	716,146	444,090	5,657	-	-	500,877	500,877
VIP Growth & Income Portfolio - Investor Class	1,456,136	105,565	280,813	14,240	23,494	102,730	1,407,112	42,306
VIP Growth Portfolio - Investor Class	2,155,604	238,510	394,190	25,190	(12,909)	104,272	2,091,287	20,813
VIP High Income Portfolio - Investor Class	350,041	16,614	22,898	748	(470)	17,346	360,633	73,449
VIP Investment Grade Bond II Portfolio - Investor Class	7,918,105	1,191,333	781,083	1,844	(22,765)	360,858	8,666,448	903,696
VIP Mid Cap Portfolio - Investor Class	334,134	50,687	52,231	14,878	(3,173)	(7,820)	321,597	8,951
VIP Overseas Portfolio - Investor Class	4,345,058	467,733	812,480	49,199	62,412	766,628	4,829,351	160,497
VIP Value Portfolio - Investor Class	745,778	71,080	83,143	28,030	(3,569)	(14,513)	715,633	38,704
VIP Value Strategies Portfolio - Investor Class	370,691	38,660	37,388	6,711	(2,899)	(14,119)	354,945	24,261
	28,829,358	4,036,409	5,069,073	241,115	13,822	1,997,401	29,807,917

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	15,014,021	15,014,021	-	-

Domestic Equity Funds	7,178,613	7,178,613	-	-

International Equity Funds	7,114,406	7,114,406	-	-

Money Market Funds	500,877	500,877	-	-
Total Investments in Securities:	29,807,917	29,807,917	-	-
VIP Freedom Lifetime Income® III Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $24,471,697)	$29,807,917

Total Investment in Securities (cost $24,471,697)		$29,807,917
Receivable for investments sold		260,304
Total assets		30,068,221
Liabilities
Payable for investments purchased	$258,833
Payable for fund shares redeemed	1,470
Total liabilities		260,303
Net Assets		$29,807,918
Net Assets consist of:
Paid in capital		$24,401,997
Total accumulated earnings (loss)		5,405,921
Net Assets		$29,807,918
Net Asset Value, offering price and redemption price per share ($29,807,918 ÷ 2,192,575 shares)		$13.59
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$59,772
Expenses
Independent trustees' fees and expenses	$37
Total expenses		37
Net Investment income (loss)		59,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	13,822
Capital gain distributions from underlying funds:
Affiliated issuers	181,343
Total net realized gain (loss)		195,165
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,997,401
Total change in net unrealized appreciation (depreciation)		1,997,401
Net gain (loss)		2,192,566
Net increase (decrease) in net assets resulting from operations		$2,252,301
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,735	$734,282
Net realized gain (loss)	195,165	1,358,378
Change in net unrealized appreciation (depreciation)	1,997,401	98,829
Net increase (decrease) in net assets resulting from operations	2,252,301	2,191,489
Distributions to shareholders	(1,357,423)	(1,106,077)

Share transactions
Proceeds from sales of shares	-	313,980
Reinvestment of distributions	1,357,423	1,106,077
Cost of shares redeemed	(1,273,742)	(2,297,248)

Net increase (decrease) in net assets resulting from share transactions	83,681	(877,191)
Total increase (decrease) in net assets	978,559	208,221

Net Assets
Beginning of period	28,829,359	28,621,138
End of period	$29,807,918	$28,829,359

Other Information
Shares
Sold	-	23,085
Issued in reinvestment of distributions	104,901	84,874
Redeemed	(97,407)	(172,774)
Net increase (decrease)	7,494	(64,815)

Financial Highlights
VIP Freedom Lifetime Income® III Portfolio

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.72	$11.63	$15.29	$14.72	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.03	.33	.30	.27	.26	.16
Net realized and unrealized gain (loss)	1.00	.65	1.17	(2.58)	1.15	1.83
Total from investment operations	1.03	.98	1.47	(2.31)	1.41	1.99
Distributions from net investment income	(.04)	(.37)	(.38)	(.26)	(.16)	(.17)
Distributions from net realized gain	(.59)	(.14)	-	(1.10)	(.67)	(.62)
Total distributions	(.63)	(.51)	(.38)	(1.35) C	(.84) C	(.80) C
Net asset value, end of period	$13.59	$13.19	$12.72	$11.63	$15.29	$14.72
Total Return D,E,F	8.03%	7.80%	12.73%	(16.04)%	9.78%	15.23%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.41% J	2.51%	2.47%	2.18%	1.73%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$29,808	$28,829	$28,621	$27,768	$36,135	$35,275
Portfolio turnover rate K	28 % J	25%	19%	61%	28%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Freedom Lifetime Income I Portfolio	7,830,307	723,142	(220,229)	502,913
VIP Freedom Lifetime Income II Portfolio	23,005,761	3,387,778	(677,870)	2,709,908
VIP Freedom Lifetime Income III Portfolio	24,591,906	6,006,749	(790,738)	5,216,011

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Freedom Lifetime Income I Portfolio	(48,966)	(23,259)	(72,225)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	912,980	1,390,569
VIP Freedom Lifetime Income II Portfolio	3,086,676	4,086,675
VIP Freedom Lifetime Income III Portfolio	4,036,409	5,069,073
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Freedom Lifetime Income I Portfolio	100%
VIP Freedom Lifetime Income II Portfolio	100%
VIP Freedom Lifetime Income III Portfolio	100%
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.816202.119
VIPFLI-SANN-0825
Fidelity® Variable Insurance Products:

VIP Freedom Income Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
VIP Freedom 2070 Portfolio℠
(VIP Freedom Income Portfolio℠ to be renamed VIP Freedom Retirement Portfolio℠ effective April 30, 2026)

Semi-Annual Report
June 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Income Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
VIP Freedom 2070 Portfolio℠
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Income Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,968,818	18,270,634
Fidelity International Bond Index Fund (a)	381,977	3,582,942
Fidelity Long-Term Treasury Bond Index Fund (a)	495,591	4,599,082
VIP High Income Portfolio - Initial Class (a)	288,173	1,429,337
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,727,484	45,336,572
TOTAL BOND FUNDS (Cost $74,734,454)		73,218,567

Domestic Equity Funds - 8.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	27,745	1,724,878
VIP Equity-Income Portfolio - Initial Class (a)	48,768	1,394,268
VIP Growth & Income Portfolio - Initial Class (a)	57,258	1,918,131
VIP Growth Portfolio - Initial Class (a)	28,048	2,851,060
VIP Mid Cap Portfolio - Initial Class (a)	12,056	438,360
VIP Value Portfolio - Initial Class (a)	52,562	975,548
VIP Value Strategies Portfolio - Initial Class (a)	32,670	483,837
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,142,266)		9,786,082

International Equity Funds - 13.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	407,506	5,415,759
VIP Overseas Portfolio - Initial Class (a)	341,893	10,338,846
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,339,084)		15,754,605

Money Market Funds - 16.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $19,172,815)	4.17	19,172,815	19,172,815

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $112,388,619)	117,932,069
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,801)
NET ASSETS - 100.0%	117,923,268

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	14,157,460	6,848,481	3,382,471	44,376	(153,833)	800,997	18,270,634	1,968,818
Fidelity International Bond Index Fund	2,813,265	1,361,196	619,735	19,316	(5,248)	33,464	3,582,942	381,977
Fidelity Long-Term Treasury Bond Index Fund	2,437,808	2,697,926	584,088	63,762	(3,049)	50,485	4,599,082	495,591
VIP Contrafund Portfolio - Initial Class	1,465,989	834,262	711,995	42,709	(13,855)	150,477	1,724,878	27,745
VIP Emerging Markets Portfolio - Initial Class	4,760,511	2,568,741	2,588,732	-	91,974	583,265	5,415,759	407,506
VIP Equity-Income Portfolio - Initial Class	1,195,991	667,719	566,557	8,438	(14,342)	111,457	1,394,268	48,768
VIP Government Money Market Portfolio - Initial Class	13,660,362	9,386,913	3,874,460	312,390	-	-	19,172,815	19,172,815
VIP Growth & Income Portfolio - Initial Class	1,640,442	910,025	809,757	15,089	(6,431)	183,852	1,918,131	57,258
VIP Growth Portfolio - Initial Class	2,429,643	1,335,390	1,087,041	26,587	(62,512)	235,580	2,851,060	28,048
VIP High Income Portfolio - Initial Class	1,074,957	513,269	227,962	1,946	(7,295)	76,368	1,429,337	288,173
VIP Investment Grade Bond II Portfolio - Initial Class	34,810,823	17,254,710	8,306,742	7,346	(103,964)	1,681,745	45,336,572	4,727,484
VIP Mid Cap Portfolio - Initial Class	376,525	211,048	145,673	15,860	(8,024)	4,484	438,360	12,056
VIP Overseas Portfolio - Initial Class	6,561,403	5,281,369	3,077,773	72,978	57,618	1,516,229	10,338,846	341,893
VIP Value Portfolio - Initial Class	840,358	458,348	318,070	29,973	(13,845)	8,757	975,548	52,562
VIP Value Strategies Portfolio - Initial Class	417,414	215,026	138,822	7,113	(10,654)	873	483,837	32,670
	88,642,951	50,544,423	26,439,878	667,883	(253,460)	5,438,033	117,932,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	73,218,567	73,218,567	-	-

Domestic Equity Funds	9,786,082	9,786,082	-	-

International Equity Funds	15,754,605	15,754,605	-	-

Money Market Funds	19,172,815	19,172,815	-	-
Total Investments in Securities:	117,932,069	117,932,069	-	-
VIP Freedom Income Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $112,388,619)	$117,932,069

Total Investment in Securities (cost $112,388,619)		$117,932,069
Receivable for investments sold		558,334
Receivable for fund shares sold		85,615
Total assets		118,576,018
Liabilities
Payable for investments purchased	$608,785
Payable for fund shares redeemed	35,173
Distribution and service plan fees payable	8,792
Total liabilities		652,750
Net Assets		$117,923,268
Net Assets consist of:
Paid in capital		$113,483,404
Total accumulated earnings (loss)		4,439,864
Net Assets		$117,923,268

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($28,292,038 ÷ 2,435,360 shares)		$11.62
Service Class :
Net Asset Value, offering price and redemption price per share ($78,638,144 ÷ 6,782,681 shares)		$11.59
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($10,993,086 ÷ 951,742 shares)		$11.55
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$456,279
Expenses
Distribution and service plan fees	$43,505
Independent trustees' fees and expenses	116
Total expenses before reductions	43,621
Expense reductions	(8)
Total expenses after reductions		43,613
Net Investment income (loss)		412,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(253,460)
Capital gain distributions from underlying funds:
Affiliated issuers	211,604
Total net realized gain (loss)		(41,856)
Change in net unrealized appreciation (depreciation) on investment securities		5,438,033
Net gain (loss)		5,396,177
Net increase (decrease) in net assets resulting from operations		$5,808,843
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$412,666	$2,933,760
Net realized gain (loss)	(41,856)	1,130,032
Change in net unrealized appreciation (depreciation)	5,438,033	(996,299)
Net increase (decrease) in net assets resulting from operations	5,808,843	3,067,493
Distributions to shareholders	(328,430)	(3,128,768)

Share transactions - net increase (decrease)	23,806,846	18,891,667
Total increase (decrease) in net assets	29,287,259	18,830,392

Net Assets
Beginning of period	88,636,009	69,805,617
End of period	$117,923,268	$88,636,009

Financial Highlights
VIP Freedom Income Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$10.97	$10.61	$12.76	$12.74	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.05	.43	.41	.30	.24	.17
Net realized and unrealized gain (loss)	.58	.06	.42	(1.79)	.18	1.06
Total from investment operations	.63	.49	.83	(1.49)	.42	1.23
Distributions from net investment income	(.04)	(.42)	(.47)	(.26)	(.13)	(.16)
Distributions from net realized gain	- C	(.01)	-	(.40)	(.27)	(.22)
Total distributions	(.04)	(.43)	(.47)	(.66)	(.40)	(.38)
Net asset value, end of period	$11.62	$11.03	$10.97	$10.61	$12.76	$12.74
Total Return D,E,F	5.75%	4.45%	7.91%	(12.05)%	3.35%	10.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.95% J	3.86%	3.75%	2.71%	1.85%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$28,292	$26,044	$22,698	$15,085	$17,011	$16,854
Portfolio turnover rate K	54 % J	40% L	40%	91%	52%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom Income Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$10.96	$10.60	$12.74	$12.73	$11.88
Income from Investment Operations
Net investment income (loss) A,B	.05	.42	.39	.29	.22	.16
Net realized and unrealized gain (loss)	.57	.05	.43	(1.77)	.18	1.06
Total from investment operations	.62	.47	.82	(1.48)	.40	1.22
Distributions from net investment income	(.04)	(.41)	(.46)	(.25)	(.12)	(.15)
Distributions from net realized gain	- C	(.01)	-	(.40)	(.27)	(.22)
Total distributions	(.04)	(.42)	(.46)	(.66) D	(.39)	(.37)
Net asset value, end of period	$11.59	$11.01	$10.96	$10.60	$12.74	$12.73
Total Return E,F,G	5.67%	4.28%	7.81%	(12.06)%	3.17%	10.38%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.10% J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.85% J	3.76%	3.65%	2.61%	1.75%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$78,638	$49,067	$32,753	$31,739	$32,637	$32,810
Portfolio turnover rate K	54 % J	40% L	40%	91%	52%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom Income Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.92	$10.56	$12.69	$12.68	$11.83
Income from Investment Operations
Net investment income (loss) A,B	.04	.40	.38	.27	.20	.14
Net realized and unrealized gain (loss)	.57	.06	.42	(1.77)	.18	1.06
Total from investment operations	.61	.46	.80	(1.50)	.38	1.20
Distributions from net investment income	(.04)	(.39)	(.44)	(.22)	(.10)	(.13)
Distributions from net realized gain	- C	(.01)	-	(.40)	(.27)	(.22)
Total distributions	(.04)	(.40)	(.44)	(.63) D	(.37)	(.35)
Net asset value, end of period	$11.55	$10.98	$10.92	$10.56	$12.69	$12.68
Total Return E,F,G	5.60%	4.20%	7.65%	(12.26)%	3.03%	10.29%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.70% J	3.61%	3.50%	2.46%	1.60%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$10,993	$13,525	$14,354	$16,984	$28,521	$27,518
Portfolio turnover rate K	54 % J	40% L	40%	91%	52%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom 2010 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 60.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,978,957	36,924,721
Fidelity International Bond Index Fund (a)	856,804	8,036,825
Fidelity Long-Term Treasury Bond Index Fund (a)	1,109,397	10,295,202
VIP High Income Portfolio - Initial Class (a)	610,377	3,027,471
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,551,943	91,603,135
TOTAL BOND FUNDS (Cost $155,832,262)		149,887,354

Domestic Equity Funds - 11.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	82,704	5,141,707
VIP Equity-Income Portfolio - Initial Class (a)	145,370	4,156,129
VIP Growth & Income Portfolio - Initial Class (a)	170,678	5,717,725
VIP Growth Portfolio - Initial Class (a)	83,607	8,498,635
VIP Mid Cap Portfolio - Initial Class (a)	35,939	1,306,750
VIP Value Portfolio - Initial Class (a)	156,681	2,907,999
VIP Value Strategies Portfolio - Initial Class (a)	97,387	1,442,304
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,898,814)		29,171,249

International Equity Funds - 15.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	988,321	13,134,782
VIP Overseas Portfolio - Initial Class (a)	855,322	25,864,924
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,703,282)		38,999,706

Money Market Funds - 12.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $31,718,140)	4.17	31,718,140	31,718,140

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $233,152,498)	249,776,449
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46,500)
NET ASSETS - 100.0%	249,729,949

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	37,823,003	2,910,433	5,410,787	123,761	(466,922)	2,068,994	36,924,721	3,978,957
Fidelity International Bond Index Fund	8,447,623	634,849	1,113,066	60,128	4,862	62,557	8,036,825	856,804
Fidelity Long-Term Treasury Bond Index Fund	7,439,795	3,622,823	888,184	173,179	(6,179)	126,947	10,295,202	1,109,397
VIP Contrafund Portfolio - Initial Class	5,838,873	974,097	1,982,519	176,968	20,972	290,284	5,141,707	82,704
VIP Emerging Markets Portfolio - Initial Class	15,353,892	2,612,261	6,697,140	-	535,363	1,330,406	13,134,782	988,321
VIP Equity-Income Portfolio - Initial Class	4,763,862	654,361	1,562,783	34,967	4,825	295,864	4,156,129	145,370
VIP Government Money Market Portfolio - Initial Class	28,170,443	8,988,631	5,440,934	603,241	-	-	31,718,140	31,718,140
VIP Growth & Income Portfolio - Initial Class	6,534,105	884,048	2,206,902	62,817	80,979	425,495	5,717,725	170,678
VIP Growth Portfolio - Initial Class	9,676,806	1,362,499	2,847,959	110,739	(162,065)	469,354	8,498,635	83,607
VIP High Income Portfolio - Initial Class	3,027,309	139,906	289,047	5,748	(1,488)	150,791	3,027,471	610,377
VIP Investment Grade Bond II Portfolio - Initial Class	92,921,207	8,271,298	13,306,607	20,597	(512,117)	4,229,354	91,603,135	9,551,943
VIP Mid Cap Portfolio - Initial Class	1,499,844	267,987	401,950	65,714	(25,236)	(33,895)	1,306,750	35,939
VIP Overseas Portfolio - Initial Class	23,066,286	4,988,562	6,822,389	264,411	663,114	3,969,351	25,864,924	855,322
VIP Value Portfolio - Initial Class	3,347,529	463,495	803,514	124,398	(44,442)	(55,069)	2,907,999	156,681
VIP Value Strategies Portfolio - Initial Class	1,662,740	221,119	355,157	29,520	(28,549)	(57,849)	1,442,304	97,387
	249,573,317	36,996,369	50,128,938	1,856,188	63,117	13,272,584	249,776,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	149,887,354	149,887,354	-	-

Domestic Equity Funds	29,171,249	29,171,249	-	-

International Equity Funds	38,999,706	38,999,706	-	-

Money Market Funds	31,718,140	31,718,140	-	-
Total Investments in Securities:	249,776,449	249,776,449	-	-
VIP Freedom 2010 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $233,152,498)	$249,776,449

Total Investment in Securities (cost $233,152,498)		$249,776,449
Receivable for investments sold		1,792,929
Receivable for fund shares sold		475
Total assets		251,569,853
Liabilities
Payable for investments purchased	$1,630,581
Payable for fund shares redeemed	162,828
Distribution and service plan fees payable	46,495
Total liabilities		1,839,904
Net Assets		$249,729,949
Net Assets consist of:
Paid in capital		$233,904,653
Total accumulated earnings (loss)		15,825,296
Net Assets		$249,729,949

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($15,894,839 ÷ 1,320,426 shares)		$12.04
Service Class :
Net Asset Value, offering price and redemption price per share ($16,206,110 ÷ 1,349,089 shares)		$12.01
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($217,629,000 ÷ 18,275,751 shares)		$11.91
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,012,594
Expenses
Distribution and service plan fees	$280,651
Independent trustees' fees and expenses	322
Total expenses		280,973
Net Investment income (loss)		731,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	63,117
Capital gain distributions from underlying funds:
Affiliated issuers	843,594
Total net realized gain (loss)		906,711
Change in net unrealized appreciation (depreciation) on investment securities		13,272,584
Net gain (loss)		14,179,295
Net increase (decrease) in net assets resulting from operations		$14,910,916
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$731,621	$7,865,957
Net realized gain (loss)	906,711	4,923,358
Change in net unrealized appreciation (depreciation)	13,272,584	748,791
Net increase (decrease) in net assets resulting from operations	14,910,916	13,538,106
Distributions to shareholders	(3,930,707)	(8,877,417)

Share transactions - net increase (decrease)	(10,776,040)	(27,976,626)
Total increase (decrease) in net assets	204,169	(23,315,937)

Net Assets
Beginning of period	249,525,780	272,841,717
End of period	$249,729,949	$249,525,780

Financial Highlights
VIP Freedom 2010 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$11.33	$11.55	$14.45	$14.28	$13.42
Income from Investment Operations
Net investment income (loss) A,B	.05	.37	.34	.30	.26	.18
Net realized and unrealized gain (loss)	.67	.24	.70	(2.16)	.56	1.44
Total from investment operations	.72	.61	1.04	(1.86)	.82	1.62
Distributions from net investment income	(.04)	(.43)	(.46)	(.27)	(.15)	(.18)
Distributions from net realized gain	(.14)	(.01)	(.80)	(.77)	(.50)	(.58)
Total distributions	(.18)	(.44)	(1.26)	(1.04)	(.65)	(.76)
Net asset value, end of period	$12.04	$11.50	$11.33	$11.55	$14.45	$14.28
Total Return C,D,E	6.32%	5.38%	9.48%	(13.53)%	5.89%	12.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.81% I	3.21%	3.10%	2.47%	1.82%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$15,895	$15,568	$17,668	$12,298	$16,685	$19,195
Portfolio turnover rate J	30 % I	25%	21%	231%	29%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2010 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$11.31	$11.54	$14.43	$14.26	$13.40
Income from Investment Operations
Net investment income (loss) A,B	.04	.36	.33	.29	.25	.16
Net realized and unrealized gain (loss)	.67	.23	.68	(2.15)	.56	1.44
Total from investment operations	.71	.59	1.01	(1.86)	.81	1.60
Distributions from net investment income	(.04)	(.41)	(.44)	(.26)	(.14)	(.16)
Distributions from net realized gain	(.14)	(.01)	(.80)	(.77)	(.50)	(.58)
Total distributions	(.18)	(.42)	(1.24)	(1.03)	(.64)	(.74)
Net asset value, end of period	$12.01	$11.48	$11.31	$11.54	$14.43	$14.26
Total Return C,D,E	6.25%	5.26%	9.28%	(13.57)%	5.79%	12.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.71% H	3.11%	3.00%	2.37%	1.72%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$16,206	$16,163	$19,596	$21,518	$27,360	$26,484
Portfolio turnover rate I	30 % H	25%	21%	231%	29%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2010 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$11.23	$11.46	$14.33	$14.17	$13.32
Income from Investment Operations
Net investment income (loss) A,B	.03	.34	.31	.27	.22	.14
Net realized and unrealized gain (loss)	.67	.23	.69	(2.13)	.56	1.43
Total from investment operations	.70	.57	1.00	(1.86)	.78	1.57
Distributions from net investment income	(.04)	(.40)	(.43)	(.24)	(.12)	(.14)
Distributions from net realized gain	(.14)	(.01)	(.80)	(.77)	(.50)	(.58)
Total distributions	(.18)	(.41)	(1.23)	(1.01)	(.62)	(.72)
Net asset value, end of period	$11.91	$11.39	$11.23	$11.46	$14.33	$14.17
Total Return C,D,E	6.21%	5.06%	9.18%	(13.66)%	5.60%	12.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.56% H	2.96%	2.85%	2.22%	1.57%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$217,629	$217,795	$235,579	$251,283	$327,526	$317,773
Portfolio turnover rate I	30 % H	25%	21%	231%	29%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 56.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	879,434	8,161,146
Fidelity International Bond Index Fund (a)	221,703	2,079,574
Fidelity Long-Term Treasury Bond Index Fund (a)	270,744	2,512,505
VIP High Income Portfolio - Initial Class (a)	145,755	722,943
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,097,973	20,119,563
TOTAL BOND FUNDS (Cost $34,391,909)		33,595,731

Domestic Equity Funds - 17.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	29,049	1,805,990
VIP Equity-Income Portfolio - Initial Class (a)	51,061	1,459,829
VIP Growth & Income Portfolio - Initial Class (a)	59,950	2,008,329
VIP Growth Portfolio - Initial Class (a)	29,367	2,985,159
VIP Mid Cap Portfolio - Initial Class (a)	12,624	458,997
VIP Value Portfolio - Initial Class (a)	55,035	1,021,444
VIP Value Strategies Portfolio - Initial Class (a)	34,208	506,613
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,075,158)		10,246,361

International Equity Funds - 19.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	284,195	3,776,953
VIP Overseas Portfolio - Initial Class (a)	255,065	7,713,175
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,446,555)		11,490,128

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $4,305,927)	4.17	4,305,927	4,305,927

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $47,219,549)	59,638,147
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,096)
NET ASSETS - 100.0%	59,632,051

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	8,176,222	1,523,588	1,895,955	26,895	(82,833)	440,124	8,161,146	879,434
Fidelity International Bond Index Fund	2,126,381	387,404	451,268	15,290	(6,674)	23,731	2,079,574	221,703
Fidelity Long-Term Treasury Bond Index Fund	1,792,433	1,059,535	371,426	42,406	(20,385)	52,348	2,512,505	270,744
VIP Contrafund Portfolio - Initial Class	1,920,459	468,549	690,568	61,859	17,050	90,500	1,805,990	29,049
VIP Emerging Markets Portfolio - Initial Class	4,213,215	979,880	1,966,106	-	368,406	181,558	3,776,953	284,195
VIP Equity-Income Portfolio - Initial Class	1,566,884	325,494	535,869	12,223	2,798	100,522	1,459,829	51,061
VIP Government Money Market Portfolio - Initial Class	3,364,905	2,211,632	1,270,610	76,704	-	-	4,305,927	4,305,927
VIP Growth & Income Portfolio - Initial Class	2,149,133	430,785	746,670	21,858	87,759	87,322	2,008,329	59,950
VIP Growth Portfolio - Initial Class	3,182,794	729,465	1,033,337	38,500	(54,714)	160,951	2,985,159	29,367
VIP High Income Portfolio - Initial Class	705,653	106,432	124,437	1,411	(1,598)	36,893	722,943	145,755
VIP Investment Grade Bond II Portfolio - Initial Class	19,944,584	4,033,899	4,684,887	4,661	(141,995)	967,962	20,119,563	2,097,973
VIP Mid Cap Portfolio - Initial Class	493,313	133,521	146,348	22,973	(9,160)	(12,329)	458,997	12,624
VIP Overseas Portfolio - Initial Class	6,870,432	1,874,276	2,401,261	82,730	156,454	1,213,274	7,713,175	255,065
VIP Value Portfolio - Initial Class	1,101,042	235,492	280,437	43,183	(14,572)	(20,081)	1,021,444	55,035
VIP Value Strategies Portfolio - Initial Class	546,899	121,003	131,481	10,247	(8,166)	(21,642)	506,613	34,208
	58,154,349	14,620,955	16,730,660	460,940	292,370	3,301,133	59,638,147

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	33,595,731	33,595,731	-	-

Domestic Equity Funds	10,246,361	10,246,361	-	-

International Equity Funds	11,490,128	11,490,128	-	-

Money Market Funds	4,305,927	4,305,927	-	-
Total Investments in Securities:	59,638,147	59,638,147	-	-
VIP Freedom 2015 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $47,219,549)	$59,638,147

Total Investment in Securities (cost $47,219,549)		$59,638,147
Receivable for investments sold		551,291
Receivable for fund shares sold		2,545
Total assets		60,191,983
Liabilities
Payable for investments purchased	$465,236
Payable for fund shares redeemed	88,592
Distribution and service plan fees payable	6,104
Total liabilities		559,932
Net Assets		$59,632,051
Net Assets consist of:
Paid in capital		$47,008,963
Total accumulated earnings (loss)		12,623,088
Net Assets		$59,632,051

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($22,987,278 ÷ 1,948,569 shares)		$11.80
Service Class :
Net Asset Value, offering price and redemption price per share ($11,619,694 ÷ 988,409 shares)		$11.76
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($25,025,079 ÷ 2,140,292 shares)		$11.69
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$175,499
Expenses
Distribution and service plan fees	$37,148
Independent trustees' fees and expenses	77
Total expenses before reductions	37,225
Expense reductions	(2)
Total expenses after reductions		37,223
Net Investment income (loss)		138,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	292,370
Capital gain distributions from underlying funds:
Affiliated issuers	285,441
Total net realized gain (loss)		577,811
Change in net unrealized appreciation (depreciation) on investment securities		3,301,133
Net gain (loss)		3,878,944
Net increase (decrease) in net assets resulting from operations		$4,017,220
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$138,276	$1,697,882
Net realized gain (loss)	577,811	2,491,319
Change in net unrealized appreciation (depreciation)	3,301,133	(507,022)
Net increase (decrease) in net assets resulting from operations	4,017,220	3,682,179
Distributions to shareholders	(2,526,171)	(3,687,246)

Share transactions - net increase (decrease)	(7,497)	(4,144,040)
Total increase (decrease) in net assets	1,483,552	(4,149,107)

Net Assets
Beginning of period	58,148,499	62,297,606
End of period	$59,632,051	$58,148,499

Financial Highlights
VIP Freedom 2015 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$11.49	$10.95	$14.42	$14.12	$13.20
Income from Investment Operations
Net investment income (loss) A,B	.03	.35	.32	.27	.25	.17
Net realized and unrealized gain (loss)	.77	.38	.85	(2.21)	.81	1.57
Total from investment operations	.80	.73	1.17	(1.94)	1.06	1.74
Distributions from net investment income	(.04)	(.39)	(.41)	(.26)	(.16)	(.17)
Distributions from net realized gain	(.44)	(.35)	(.22)	(1.26)	(.60)	(.65)
Total distributions	(.48)	(.74)	(.63)	(1.53) C	(.76)	(.82)
Net asset value, end of period	$11.80	$11.48	$11.49	$10.95	$14.42	$14.12
Total Return D,E,F	7.10%	6.52%	10.95%	(14.60)%	7.69%	13.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.59% J	2.96%	2.90%	2.26%	1.75%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$22,987	$23,392	$24,978	$21,474	$33,325	$35,010
Portfolio turnover rate K	49 % J	35%	32%	73%	43%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$11.46	$10.92	$14.38	$14.08	$13.17
Income from Investment Operations
Net investment income (loss) A,B	.03	.33	.31	.25	.24	.16
Net realized and unrealized gain (loss)	.76	.39	.85	(2.20)	.80	1.56
Total from investment operations	.79	.72	1.16	(1.95)	1.04	1.72
Distributions from net investment income	(.04)	(.37)	(.40)	(.25)	(.14)	(.16)
Distributions from net realized gain	(.44)	(.35)	(.22)	(1.26)	(.60)	(.65)
Total distributions	(.48)	(.73) C	(.62)	(1.51)	(.74)	(.81)
Net asset value, end of period	$11.76	$11.45	$11.46	$10.92	$14.38	$14.08
Total Return D,E,F	7.03%	6.43%	10.86%	(14.66)%	7.59%	13.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.49% I	2.86%	2.80%	2.16%	1.65%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$11,620	$12,187	$12,904	$16,217	$20,808	$27,209
Portfolio turnover rate J	49 % I	35%	32%	73%	43%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$11.41	$10.88	$14.33	$14.04	$13.12
Income from Investment Operations
Net investment income (loss) A,B	.02	.31	.29	.23	.21	.14
Net realized and unrealized gain (loss)	.76	.38	.84	(2.19)	.80	1.57
Total from investment operations	.78	.69	1.13	(1.96)	1.01	1.71
Distributions from net investment income	(.04)	(.36)	(.38)	(.23)	(.12)	(.14)
Distributions from net realized gain	(.44)	(.35)	(.22)	(1.26)	(.60)	(.65)
Total distributions	(.48)	(.71)	(.60)	(1.49)	(.72)	(.79)
Net asset value, end of period	$11.69	$11.39	$11.41	$10.88	$14.33	$14.04
Total Return C,D,E	6.97%	6.21%	10.64%	(14.79)%	7.39%	13.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.34% H	2.71%	2.65%	2.01%	1.50%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$25,025	$22,569	$24,415	$25,377	$37,143	$36,840
Portfolio turnover rate I	49 % H	35%	32%	73%	43%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 52.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,020,311	65,148,483
Fidelity International Bond Index Fund (a)	2,076,894	19,481,263
Fidelity Long-Term Treasury Bond Index Fund (a)	2,398,902	22,261,808
VIP High Income Portfolio - Initial Class (a)	1,264,244	6,270,649
VIP Investment Grade Bond II Portfolio - Initial Class (a)	16,599,627	159,190,421
TOTAL BOND FUNDS (Cost $280,475,930)		272,352,624

Domestic Equity Funds - 22.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	332,622	20,679,120
VIP Equity-Income Portfolio - Initial Class (a)	584,668	16,715,652
VIP Growth & Income Portfolio - Initial Class (a)	686,450	22,996,084
VIP Growth Portfolio - Initial Class (a)	336,266	34,181,471
VIP Mid Cap Portfolio - Initial Class (a)	144,548	5,255,750
VIP Value Portfolio - Initial Class (a)	630,174	11,696,031
VIP Value Strategies Portfolio - Initial Class (a)	391,696	5,801,012
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,114,510)		117,325,120

International Equity Funds - 22.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,883,020	38,315,332
VIP Overseas Portfolio - Initial Class (a)	2,653,159	80,231,532
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,421,735)		118,546,864

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $9,002,961)	4.17	9,002,961	9,002,961

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $391,015,136)	517,227,569
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76,746)
NET ASSETS - 100.0%	517,150,823

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	72,142	72,142	26	-	-	-	-	0.0%
Total	-	72,142	72,142	26	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	71,173,664	6,502,544	15,453,652	221,864	(1,323,198)	4,249,125	65,148,483	7,020,311
Fidelity International Bond Index Fund	21,311,031	1,998,579	4,003,349	140,789	22,954	152,048	19,481,263	2,076,894
Fidelity Long-Term Treasury Bond Index Fund	18,599,851	6,331,170	2,964,419	392,492	(181,399)	476,605	22,261,808	2,398,902
VIP Contrafund Portfolio - Initial Class	22,926,822	3,241,218	6,839,519	692,738	960,403	390,196	20,679,120	332,622
VIP Emerging Markets Portfolio - Initial Class	44,725,435	5,328,360	17,274,417	-	3,569,651	1,966,303	38,315,332	2,883,020
VIP Equity-Income Portfolio - Initial Class	18,706,116	1,910,891	5,139,905	136,881	503,963	734,587	16,715,652	584,668
VIP Government Money Market Portfolio - Initial Class	3,991,713	12,984,590	7,973,342	103,791	-	-	9,002,961	9,002,961
VIP Growth & Income Portfolio - Initial Class	25,657,037	2,346,387	7,108,534	246,228	1,758,326	342,868	22,996,084	686,450
VIP Growth Portfolio - Initial Class	37,996,681	4,920,152	10,133,629	433,707	(396,011)	1,794,278	34,181,471	336,266
VIP High Income Portfolio - Initial Class	6,518,530	362,034	921,039	12,288	(6,346)	317,470	6,270,649	1,264,244
VIP Investment Grade Bond II Portfolio - Initial Class	162,490,234	23,088,530	32,911,495	36,861	(1,271,727)	7,794,879	159,190,421	16,599,627
VIP Mid Cap Portfolio - Initial Class	5,889,310	1,002,669	1,430,732	257,255	(76,349)	(129,148)	5,255,750	144,548
VIP Overseas Portfolio - Initial Class	77,372,468	10,342,243	21,935,150	867,483	3,434,461	11,017,510	80,231,532	2,653,159
VIP Value Portfolio - Initial Class	13,144,687	1,499,506	2,606,962	486,460	(122,651)	(218,549)	11,696,031	630,174
VIP Value Strategies Portfolio - Initial Class	6,529,148	808,395	1,222,968	115,445	(96,260)	(217,303)	5,801,012	391,696
	537,032,727	82,667,268	137,919,112	4,144,282	6,775,817	28,670,869	517,227,569

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	272,352,624	272,352,624	-	-

Domestic Equity Funds	117,325,120	117,325,120	-	-

International Equity Funds	118,546,864	118,546,864	-	-

Money Market Funds	9,002,961	9,002,961	-	-
Total Investments in Securities:	517,227,569	517,227,569	-	-
VIP Freedom 2020 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $391,015,136)	$517,227,569

Total Investment in Securities (cost $391,015,136)		$517,227,569
Cash		26
Receivable for investments sold		5,074,392
Receivable for fund shares sold		165,941
Total assets		522,467,928
Liabilities
Payable for investments purchased	$4,028,947
Payable for fund shares redeemed	1,211,389
Distribution and service plan fees payable	76,769
Total liabilities		5,317,105
Net Assets		$517,150,823
Net Assets consist of:
Paid in capital		$385,413,297
Total accumulated earnings (loss)		131,737,526
Net Assets		$517,150,823

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($83,057,737 ÷ 6,415,602 shares)		$12.95
Service Class :
Net Asset Value, offering price and redemption price per share ($102,418,862 ÷ 7,952,550 shares)		$12.88
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($331,674,224 ÷ 25,894,745 shares)		$12.81
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$993,446
Income from Fidelity Central Funds		26
Total income		993,472
Expenses
Distribution and service plan fees	$469,399
Independent trustees' fees and expenses	684
Total expenses before reductions	470,083
Expense reductions	(10)
Total expenses after reductions		470,073
Net Investment income (loss)		523,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	6,775,817
Capital gain distributions from underlying funds:
Affiliated issuers	3,150,836
Total net realized gain (loss)		9,926,653
Change in net unrealized appreciation (depreciation) on investment securities		28,670,869
Net gain (loss)		38,597,522
Net increase (decrease) in net assets resulting from operations		$39,120,921
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$523,399	$13,489,925
Net realized gain (loss)	9,926,653	31,880,750
Change in net unrealized appreciation (depreciation)	28,670,869	(4,434,640)
Net increase (decrease) in net assets resulting from operations	39,120,921	40,936,035
Distributions to shareholders	(30,127,415)	(30,855,896)

Share transactions - net increase (decrease)	(28,794,105)	(50,321,719)
Total increase (decrease) in net assets	(19,800,599)	(40,241,580)

Net Assets
Beginning of period	536,951,422	577,193,002
End of period	$517,150,823	$536,951,422

Financial Highlights
VIP Freedom 2020 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$12.50	$11.56	$15.42	$15.03	$14.01
Income from Investment Operations
Net investment income (loss) A,B	.02	.33	.31	.28	.27	.17
Net realized and unrealized gain (loss)	.95	.61	1.10	(2.51)	1.11	1.84
Total from investment operations	.97	.94	1.41	(2.23)	1.38	2.01
Distributions from net investment income	(.04)	(.38)	(.39)	(.27)	(.17)	(.18)
Distributions from net realized gain	(.69)	(.36)	(.08)	(1.36)	(.81)	(.80)
Total distributions	(.72) C	(.74)	(.47)	(1.63)	(.99) C	(.99) C
Net asset value, end of period	$12.95	$12.70	$12.50	$11.56	$15.42	$15.03
Total Return D,E,F	7.89%	7.71%	12.40%	(15.69)%	9.47%	15.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.38% J	2.57%	2.60%	2.26%	1.77%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$83,058	$80,740	$85,393	$63,227	$82,875	$80,503
Portfolio turnover rate K	31 % J	29%	27%	121%	34%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.64	$12.45	$11.51	$15.37	$14.97	$13.96
Income from Investment Operations
Net investment income (loss) A,B	.02	.32	.30	.27	.25	.16
Net realized and unrealized gain (loss)	.94	.60	1.10	(2.52)	1.12	1.82
Total from investment operations	.96	.92	1.40	(2.25)	1.37	1.98
Distributions from net investment income	(.04)	(.36)	(.38)	(.26)	(.16)	(.17)
Distributions from net realized gain	(.69)	(.36)	(.08)	(1.36)	(.81)	(.80)
Total distributions	(.72) C	(.73) C	(.46)	(1.61) C	(.97)	(.97)
Net asset value, end of period	$12.88	$12.64	$12.45	$11.51	$15.37	$14.97
Total Return D,E,F	7.84%	7.55%	12.34%	(15.83)%	9.47%	14.92%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.28% I	2.47%	2.50%	2.16%	1.67%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$102,419	$124,111	$125,938	$129,176	$167,097	$178,229
Portfolio turnover rate J	31 % I	29%	27%	121%	34%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.59	$12.40	$11.46	$15.31	$14.92	$13.92
Income from Investment Operations
Net investment income (loss) A,B	.01	.30	.28	.25	.23	.14
Net realized and unrealized gain (loss)	.93	.59	1.10	(2.51)	1.11	1.81
Total from investment operations	.94	.89	1.38	(2.26)	1.34	1.95
Distributions from net investment income	(.04)	(.34)	(.36)	(.24)	(.13)	(.14)
Distributions from net realized gain	(.69)	(.36)	(.08)	(1.36)	(.81)	(.80)
Total distributions	(.72) C	(.70)	(.44)	(1.59) C	(.95) C	(.95) C
Net asset value, end of period	$12.81	$12.59	$12.40	$11.46	$15.31	$14.92
Total Return D,E,F	7.72%	7.40%	12.22%	(15.97)%	9.26%	14.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.13% I	2.32%	2.35%	2.01%	1.51%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$331,674	$332,101	$365,862	$372,526	$508,713	$522,637
Portfolio turnover rate J	31 % I	29%	27%	121%	34%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 44.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,110,304	47,423,620
Fidelity International Bond Index Fund (a)	522,739	4,903,290
Fidelity Long-Term Treasury Bond Index Fund (a)	3,185,333	29,559,892
VIP High Income Portfolio - Initial Class (a)	1,002,313	4,971,472
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,929,044	95,219,536
TOTAL BOND FUNDS (Cost $189,026,470)		182,077,810

Domestic Equity Funds - 27.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	323,358	20,103,145
VIP Equity-Income Portfolio - Initial Class (a)	568,390	16,250,257
VIP Growth & Income Portfolio - Initial Class (a)	667,335	22,355,734
VIP Growth Portfolio - Initial Class (a)	326,908	33,230,231
VIP Mid Cap Portfolio - Initial Class (a)	140,526	5,109,524
VIP Value Portfolio - Initial Class (a)	612,634	11,370,495
VIP Value Strategies Portfolio - Initial Class (a)	380,793	5,639,538
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,826,377)		114,058,924

International Equity Funds - 26.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,571,147	34,170,543
VIP Overseas Portfolio - Initial Class (a)	2,450,258	74,095,803
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $73,462,880)		108,266,346

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $5,744,270)	4.17	5,744,270	5,744,270

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $334,059,997)	410,147,350
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,876)
NET ASSETS - 100.0%	410,108,474

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	47,014,642	8,773,702	10,315,730	157,812	(850,064)	2,801,070	47,423,620	5,110,304
Fidelity International Bond Index Fund	15,492,655	1,430,292	12,087,424	61,767	(363,776)	431,543	4,903,290	522,739
Fidelity Long-Term Treasury Bond Index Fund	27,307,986	6,626,571	4,769,523	538,273	(17,933)	412,791	29,559,892	3,185,333
VIP Contrafund Portfolio - Initial Class	20,147,098	3,957,652	5,422,739	603,371	(41,260)	1,462,394	20,103,145	323,358
VIP Emerging Markets Portfolio - Initial Class	36,318,807	6,037,829	12,845,565	-	223,496	4,435,976	34,170,543	2,571,147
VIP Equity-Income Portfolio - Initial Class	16,438,299	2,540,622	3,894,373	119,220	(18,539)	1,184,248	16,250,257	568,390
VIP Government Money Market Portfolio - Initial Class	-	7,931,667	2,187,397	56,869	-	-	5,744,270	5,744,270
VIP Growth & Income Portfolio - Initial Class	22,546,540	3,211,215	5,443,964	212,235	98,519	1,943,424	22,355,734	667,335
VIP Growth Portfolio - Initial Class	33,389,766	6,162,828	7,921,560	373,813	(179,455)	1,778,652	33,230,231	326,908
VIP High Income Portfolio - Initial Class	4,750,857	611,539	632,071	8,772	(23,969)	265,116	4,971,472	1,002,313
VIP Investment Grade Bond II Portfolio - Initial Class	79,485,409	24,568,402	12,397,175	18,150	(29,089)	3,591,989	95,219,536	9,929,044
VIP Mid Cap Portfolio - Initial Class	5,175,374	1,162,398	1,088,025	224,060	(35,294)	(104,929)	5,109,524	140,526
VIP Overseas Portfolio - Initial Class	66,017,272	12,591,807	17,041,625	729,623	605,200	11,923,149	74,095,803	2,450,258
VIP Value Portfolio - Initial Class	11,551,167	1,946,351	1,896,597	419,213	(29,207)	(201,219)	11,370,495	612,634
VIP Value Strategies Portfolio - Initial Class	5,737,612	1,032,364	894,846	99,477	(33,882)	(201,710)	5,639,538	380,793
	391,373,484	88,585,239	98,838,614	3,622,655	(695,253)	29,722,494	410,147,350

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	182,077,810	182,077,810	-	-

Domestic Equity Funds	114,058,924	114,058,924	-	-

International Equity Funds	108,266,346	108,266,346	-	-

Money Market Funds	5,744,270	5,744,270	-	-
Total Investments in Securities:	410,147,350	410,147,350	-	-
VIP Freedom 2025 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $334,059,997)	$410,147,350

Total Investment in Securities (cost $334,059,997)		$410,147,350
Receivable for investments sold		3,764,154
Receivable for fund shares sold		165,368
Total assets		414,076,872
Liabilities
Payable for investments purchased	$3,609,605
Payable for fund shares redeemed	319,916
Distribution and service plan fees payable	38,877
Total liabilities		3,968,398
Net Assets		$410,108,474
Net Assets consist of:
Paid in capital		$334,832,315
Total accumulated earnings (loss)		75,276,159
Net Assets		$410,108,474

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($97,590,526 ÷ 5,830,136 shares)		$16.74
Service Class :
Net Asset Value, offering price and redemption price per share ($206,625,734 ÷ 12,398,823 shares)		$16.66
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($105,892,214 ÷ 6,403,047 shares)		$16.54
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$913,474
Expenses
Distribution and service plan fees	$225,485
Independent trustees' fees and expenses	502
Total expenses		225,987
Net Investment income (loss)		687,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(695,253)
Capital gain distributions from underlying funds:
Affiliated issuers	2,709,181
Total net realized gain (loss)		2,013,928
Change in net unrealized appreciation (depreciation) on investment securities		29,722,494
Net gain (loss)		31,736,422
Net increase (decrease) in net assets resulting from operations		$32,423,909
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$687,487	$8,864,939
Net realized gain (loss)	2,013,928	16,981,212
Change in net unrealized appreciation (depreciation)	29,722,494	4,708,092
Net increase (decrease) in net assets resulting from operations	32,423,909	30,554,243
Distributions to shareholders	(14,485,737)	(10,214,778)

Share transactions - net increase (decrease)	836,071	(12,560,504)
Total increase (decrease) in net assets	18,774,243	7,778,961

Net Assets
Beginning of period	391,334,231	383,555,270
End of period	$410,108,474	$391,334,231

Financial Highlights
VIP Freedom 2025 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.01	$15.17	$13.73	$17.82	$16.84	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.04	.38	.37	.32	.32	.20
Net realized and unrealized gain (loss)	1.31	.90	1.49	(3.10)	1.47	2.16
Total from investment operations	1.35	1.28	1.86	(2.78)	1.79	2.36
Distributions from net investment income	(.05)	(.41)	(.42)	(.31)	(.19)	(.19)
Distributions from net realized gain	(.57)	(.03)	-	(1.00)	(.62)	(.67)
Total distributions	(.62)	(.44)	(.42)	(1.31)	(.81)	(.86)
Net asset value, end of period	$16.74	$16.01	$15.17	$13.73	$17.82	$16.84
Total Return C,D,E	8.58%	8.47%	13.62%	(16.43)%	10.83%	15.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.47% I	2.39%	2.53%	2.19%	1.82%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$97,591	$94,275	$92,164	$45,943	$59,715	$55,624
Portfolio turnover rate J	45 % I	41%	34%	73%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.95	$15.11	$13.68	$17.76	$16.79	$15.30
Income from Investment Operations
Net investment income (loss) A,B	.03	.37	.35	.30	.30	.18
Net realized and unrealized gain (loss)	1.30	.90	1.48	(3.08)	1.46	2.15
Total from investment operations	1.33	1.27	1.83	(2.78)	1.76	2.33
Distributions from net investment income	(.05)	(.39)	(.40)	(.29)	(.17)	(.18)
Distributions from net realized gain	(.57)	(.03)	-	(1.00)	(.62)	(.67)
Total distributions	(.62)	(.43) C	(.40)	(1.30) C	(.79)	(.84) C
Net asset value, end of period	$16.66	$15.95	$15.11	$13.68	$17.76	$16.79
Total Return D,E,F	8.49%	8.40%	13.48%	(16.51)%	10.71%	15.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.37% I	2.29%	2.43%	2.09%	1.72%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$206,626	$190,259	$183,294	$174,000	$199,248	$147,904
Portfolio turnover rate J	45 % I	41%	34%	73%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.85	$15.01	$13.59	$17.65	$16.69	$15.21
Income from Investment Operations
Net investment income (loss) A,B	.02	.34	.33	.28	.27	.16
Net realized and unrealized gain (loss)	1.29	.90	1.47	(3.07)	1.46	2.14
Total from investment operations	1.31	1.24	1.80	(2.79)	1.73	2.30
Distributions from net investment income	(.05)	(.37)	(.38)	(.27)	(.15)	(.15)
Distributions from net realized gain	(.57)	(.03)	-	(1.00)	(.62)	(.67)
Total distributions	(.62)	(.40)	(.38)	(1.27)	(.77)	(.82)
Net asset value, end of period	$16.54	$15.85	$15.01	$13.59	$17.65	$16.69
Total Return C,D,E	8.41%	8.28%	13.32%	(16.64)%	10.55%	15.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.22% H	2.14%	2.28%	1.94%	1.57%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$105,892	$106,799	$108,097	$103,892	$130,746	$112,114
Portfolio turnover rate I	45 % H	41%	34%	73%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,255,095	67,327,277
Fidelity International Bond Index Fund (a)	630,864	5,917,501
Fidelity Long-Term Treasury Bond Index Fund (a)	7,206,364	66,875,056
VIP High Income Portfolio - Initial Class (a)	2,103,482	10,433,269
VIP Investment Grade Bond II Portfolio - Initial Class (a)	18,269,152	175,201,168
TOTAL BOND FUNDS (Cost $336,656,366)		325,754,271

Domestic Equity Funds - 31.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	774,492	48,150,165
VIP Equity-Income Portfolio - Initial Class (a)	1,361,387	38,922,056
VIP Growth & Income Portfolio - Initial Class (a)	1,598,376	53,545,584
VIP Growth Portfolio - Initial Class (a)	783,004	79,592,363
VIP Mid Cap Portfolio - Initial Class (a)	336,586	12,238,284
VIP Value Portfolio - Initial Class (a)	1,467,369	27,234,373
VIP Value Strategies Portfolio - Initial Class (a)	912,066	13,507,696
TOTAL DOMESTIC EQUITY FUNDS (Cost $166,895,580)		273,190,521

International Equity Funds - 29.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	5,898,197	78,387,033
VIP Overseas Portfolio - Initial Class (a)	5,665,250	171,317,171
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $174,870,627)		249,704,204

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $12,054,493)	4.17	12,054,493	12,054,493

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $690,477,066)	860,703,489
NET OTHER ASSETS (LIABILITIES) - 0.0%	(82,592)
NET ASSETS - 100.0%	860,620,897

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	283,927	283,927	81	-	-	-	-	0.0%
Total	-	283,927	283,927	81	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	65,375,169	13,144,373	13,915,105	219,821	(1,458,986)	4,181,826	67,327,277	7,255,095
Fidelity International Bond Index Fund	27,059,742	2,398,952	23,641,106	94,757	(635,244)	735,157	5,917,501	630,864
Fidelity Long-Term Treasury Bond Index Fund	58,066,871	14,974,980	7,059,713	1,154,159	(192,503)	1,085,421	66,875,056	7,206,364
VIP Contrafund Portfolio - Initial Class	45,804,499	8,501,349	9,531,732	1,384,297	(93,530)	3,469,579	48,150,165	774,492
VIP Emerging Markets Portfolio - Initial Class	78,968,760	11,951,188	22,960,829	-	283,173	10,144,741	78,387,033	5,898,197
VIP Equity-Income Portfolio - Initial Class	37,371,996	5,345,567	6,523,165	273,532	(70,666)	2,798,324	38,922,056	1,361,387
VIP Government Money Market Portfolio - Initial Class	-	16,256,639	4,202,146	116,062	-	-	12,054,493	12,054,493
VIP Growth & Income Portfolio - Initial Class	51,259,178	6,643,152	9,159,511	492,990	(18,139)	4,820,904	53,545,584	1,598,376
VIP Growth Portfolio - Initial Class	75,912,005	13,457,727	13,668,286	868,332	(421,031)	4,311,948	79,592,363	783,004
VIP High Income Portfolio - Initial Class	9,528,143	1,452,903	1,037,538	17,964	(61,255)	551,016	10,433,269	2,103,482
VIP Investment Grade Bond II Portfolio - Initial Class	137,593,733	47,754,382	16,542,989	32,423	(147,191)	6,543,233	175,201,168	18,269,152
VIP Mid Cap Portfolio - Initial Class	11,766,086	2,539,328	1,765,528	514,101	(64,178)	(237,424)	12,238,284	336,586
VIP Overseas Portfolio - Initial Class	146,843,425	24,477,099	27,988,555	1,632,662	821,805	27,163,397	171,317,171	5,665,250
VIP Value Portfolio - Initial Class	26,261,181	4,162,366	2,698,276	974,088	(47,315)	(443,583)	27,234,373	1,467,369
VIP Value Strategies Portfolio - Initial Class	13,044,270	2,253,819	1,275,849	231,169	(50,353)	(464,191)	13,507,696	912,066
	784,855,058	175,313,824	161,970,328	8,006,357	(2,155,413)	64,660,348	860,703,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	325,754,271	325,754,271	-	-

Domestic Equity Funds	273,190,521	273,190,521	-	-

International Equity Funds	249,704,204	249,704,204	-	-

Money Market Funds	12,054,493	12,054,493	-	-
Total Investments in Securities:	860,703,489	860,703,489	-	-
VIP Freedom 2030 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $690,477,066)	$860,703,489

Total Investment in Securities (cost $690,477,066)		$860,703,489
Receivable for investments sold		6,967,127
Receivable for fund shares sold		672,024
Total assets		868,342,640
Liabilities
Payable for investments purchased	$7,149,043
Payable for fund shares redeemed	490,111
Distribution and service plan fees payable	82,589
Total liabilities		7,721,743
Net Assets		$860,620,897
Net Assets consist of:
Paid in capital		$694,049,458
Total accumulated earnings (loss)		166,571,439
Net Assets		$860,620,897

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($203,531,421 ÷ 11,921,053 shares)		$17.07
Service Class :
Net Asset Value, offering price and redemption price per share ($417,161,612 ÷ 24,531,276 shares)		$17.01
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($239,927,864 ÷ 14,185,251 shares)		$16.91
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,796,035
Income from Fidelity Central Funds		81
Total income		1,796,116
Expenses
Distribution and service plan fees	$469,800
Independent trustees' fees and expenses	1,008
Total expenses before reductions	470,808
Expense reductions	(2)
Total expenses after reductions		470,806
Net Investment income (loss)		1,325,310
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,155,413)
Capital gain distributions from underlying funds:
Affiliated issuers	6,210,322
Total net realized gain (loss)		4,054,909
Change in net unrealized appreciation (depreciation) on investment securities		64,660,348
Net gain (loss)		68,715,257
Net increase (decrease) in net assets resulting from operations		$70,040,567
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,325,310	$16,031,511
Net realized gain (loss)	4,054,909	38,994,860
Change in net unrealized appreciation (depreciation)	64,660,348	9,180,382
Net increase (decrease) in net assets resulting from operations	70,040,567	64,206,753
Distributions to shareholders	(35,888,924)	(18,336,552)

Share transactions - net increase (decrease)	41,693,772	35,981,736
Total increase (decrease) in net assets	75,845,415	81,851,937

Net Assets
Beginning of period	784,775,482	702,923,545
End of period	$860,620,897	$784,775,482

Financial Highlights
VIP Freedom 2030 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.39	$15.36	$13.72	$17.93	$16.83	$15.28
Income from Investment Operations
Net investment income (loss) A,B	.04	.37	.34	.29	.31	.19
Net realized and unrealized gain (loss)	1.41	1.07	1.67	(3.16)	1.72	2.28
Total from investment operations	1.45	1.44	2.01	(2.87)	2.03	2.47
Distributions from net investment income	(.04)	(.38)	(.37)	(.29)	(.19)	(.19)
Distributions from net realized gain	(.73)	(.04)	-	(1.05)	(.74)	(.74)
Total distributions	(.77)	(.41) C	(.37)	(1.34)	(.93)	(.92) C
Net asset value, end of period	$17.07	$16.39	$15.36	$13.72	$17.93	$16.83
Total Return D,E,F	9.04%	9.41%	14.70%	(16.87)%	12.37%	16.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.45% J	2.25%	2.33%	1.96%	1.77%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$203,531	$189,258	$162,784	$116,986	$138,193	$113,727
Portfolio turnover rate K	40 % J	31%	26%	76%	28%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$15.31	$13.68	$17.88	$16.79	$15.25
Income from Investment Operations
Net investment income (loss) A,B	.03	.35	.32	.27	.29	.18
Net realized and unrealized gain (loss)	1.41	1.08	1.66	(3.14)	1.72	2.27
Total from investment operations	1.44	1.43	1.98	(2.87)	2.01	2.45
Distributions from net investment income	(.04)	(.36)	(.35)	(.28)	(.18)	(.17)
Distributions from net realized gain	(.73)	(.04)	-	(1.05)	(.74)	(.74)
Total distributions	(.77)	(.40)	(.35)	(1.33)	(.92)	(.91)
Net asset value, end of period	$17.01	$16.34	$15.31	$13.68	$17.88	$16.79
Total Return C,D,E	9.00%	9.34%	14.56%	(16.94)%	12.24%	16.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.35% H	2.15%	2.23%	1.86%	1.67%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$417,162	$369,233	$319,543	$271,187	$294,595	$225,149
Portfolio turnover rate I	40 % H	31%	26%	76%	28%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.27	$15.25	$13.62	$17.81	$16.73	$15.19
Income from Investment Operations
Net investment income (loss) A,B	.02	.33	.30	.25	.27	.16
Net realized and unrealized gain (loss)	1.39	1.06	1.66	(3.14)	1.70	2.26
Total from investment operations	1.41	1.39	1.96	(2.89)	1.97	2.42
Distributions from net investment income	(.04)	(.33)	(.33)	(.26)	(.15)	(.15)
Distributions from net realized gain	(.73)	(.04)	-	(1.05)	(.74)	(.74)
Total distributions	(.77)	(.37)	(.33)	(1.30) C	(.89)	(.88) C
Net asset value, end of period	$16.91	$16.27	$15.25	$13.62	$17.81	$16.73
Total Return D,E,F	8.85%	9.14%	14.46%	(17.09)%	12.07%	16.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.20% I	2.00%	2.08%	1.71%	1.52%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$239,928	$226,284	$220,596	$198,433	$243,043	$193,997
Portfolio turnover rate J	40 % I	31%	26%	76%	28%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 29.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,724,236	16,000,910
Fidelity International Bond Index Fund (a)	81,606	765,462
Fidelity Long-Term Treasury Bond Index Fund (a)	3,761,395	34,905,747
VIP High Income Portfolio - Initial Class (a)	1,042,490	5,170,751
VIP Investment Grade Bond II Portfolio - Initial Class (a)	7,006,494	67,192,282
TOTAL BOND FUNDS (Cost $126,710,023)		124,035,152

Domestic Equity Funds - 37.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	447,452	27,818,072
VIP Equity-Income Portfolio - Initial Class (a)	786,522	22,486,651
VIP Growth & Income Portfolio - Initial Class (a)	923,438	30,935,177
VIP Growth Portfolio - Initial Class (a)	452,369	45,983,271
VIP Mid Cap Portfolio - Initial Class (a)	194,458	7,070,483
VIP Value Portfolio - Initial Class (a)	847,749	15,734,225
VIP Value Strategies Portfolio - Initial Class (a)	526,935	7,803,913
TOTAL DOMESTIC EQUITY FUNDS (Cost $119,321,535)		157,831,792

International Equity Funds - 32.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,251,883	43,217,531
VIP Overseas Portfolio - Initial Class (a)	3,157,105	95,470,847
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $109,086,385)		138,688,378

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $5,974,203)	4.17	5,974,204	5,974,204

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $361,092,146)	426,529,526
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47,670)
NET ASSETS - 100.0%	426,481,856

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	473,740	473,740	150	-	-	-	-	0.0%
Total	-	473,740	473,740	150	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	15,312,116	4,785,522	4,715,753	54,725	(196,239)	815,264	16,000,910	1,724,236
Fidelity International Bond Index Fund	10,954,552	1,059,279	11,279,743	32,158	(93,362)	124,736	765,462	81,606
Fidelity Long-Term Treasury Bond Index Fund	29,166,730	9,537,366	4,268,741	592,187	(196,044)	666,436	34,905,747	3,761,395
VIP Contrafund Portfolio - Initial Class	25,562,817	5,841,937	5,577,320	782,921	(98,084)	2,088,722	27,818,072	447,452
VIP Emerging Markets Portfolio - Initial Class	41,828,206	8,171,781	12,527,957	-	33,502	5,711,999	43,217,531	3,251,883
VIP Equity-Income Portfolio - Initial Class	20,857,239	3,832,064	3,780,075	154,702	(47,216)	1,624,639	22,486,651	786,522
VIP Government Money Market Portfolio - Initial Class	-	8,026,011	2,051,807	56,940	-	-	5,974,204	5,974,204
VIP Growth & Income Portfolio - Initial Class	28,607,468	4,837,527	5,302,174	277,237	20,341	2,772,015	30,935,177	923,438
VIP Growth Portfolio - Initial Class	42,365,299	9,374,031	8,070,602	488,296	(365,414)	2,679,957	45,983,271	452,369
VIP High Income Portfolio - Initial Class	4,528,679	985,447	583,706	8,620	(2,282)	242,613	5,170,751	1,042,490
VIP Investment Grade Bond II Portfolio - Initial Class	45,327,408	25,302,060	5,748,817	11,284	(32,600)	2,344,231	67,192,282	7,006,494
VIP Mid Cap Portfolio - Initial Class	6,566,603	1,706,318	1,046,452	290,765	(39,799)	(116,187)	7,070,483	194,458
VIP Overseas Portfolio - Initial Class	79,977,130	16,054,772	15,997,892	898,277	181,202	15,255,635	95,470,847	3,157,105
VIP Value Portfolio - Initial Class	14,656,408	3,013,412	1,686,356	547,724	(47,637)	(201,602)	15,734,225	847,749
VIP Value Strategies Portfolio - Initial Class	7,280,062	1,605,976	806,415	129,980	(39,244)	(236,466)	7,803,913	526,935
	372,990,717	104,133,503	83,443,810	4,325,816	(922,876)	33,771,992	426,529,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	124,035,152	124,035,152	-	-

Domestic Equity Funds	157,831,792	157,831,792	-	-

International Equity Funds	138,688,378	138,688,378	-	-

Money Market Funds	5,974,204	5,974,204	-	-
Total Investments in Securities:	426,529,526	426,529,526	-	-
VIP Freedom 2035 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $361,092,146)	$426,529,526

Total Investment in Securities (cost $361,092,146)		$426,529,526
Cash		10
Receivable for investments sold		3,961,940
Receivable for fund shares sold		356,886
Total assets		430,848,362
Liabilities
Payable for investments purchased	$3,797,142
Payable for fund shares redeemed	521,677
Distribution and service plan fees payable	47,687
Total liabilities		4,366,506
Net Assets		$426,481,856
Net Assets consist of:
Paid in capital		$362,776,763
Total accumulated earnings (loss)		63,705,093
Net Assets		$426,481,856

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($61,914,830 ÷ 2,138,475 shares)		$28.95
Service Class :
Net Asset Value, offering price and redemption price per share ($214,682,545 ÷ 7,446,482 shares)		$28.83
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($149,884,481 ÷ 5,241,957 shares)		$28.59
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$844,450
Income from Fidelity Central Funds		150
Total income		844,600
Expenses
Distribution and service plan fees	$270,221
Independent trustees' fees and expenses	485
Total expenses		270,706
Net Investment income (loss)		573,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(922,876)
Capital gain distributions from underlying funds:
Affiliated issuers	3,481,366
Total net realized gain (loss)		2,558,490
Change in net unrealized appreciation (depreciation) on investment securities		33,771,992
Net gain (loss)		36,330,482
Net increase (decrease) in net assets resulting from operations		$36,904,376
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$573,894	$6,365,395
Net realized gain (loss)	2,558,490	21,360,522
Change in net unrealized appreciation (depreciation)	33,771,992	4,773,572
Net increase (decrease) in net assets resulting from operations	36,904,376	32,499,489
Distributions to shareholders	(20,742,054)	(11,041,046)

Share transactions - net increase (decrease)	37,373,838	48,454,817
Total increase (decrease) in net assets	53,536,160	69,913,260

Net Assets
Beginning of period	372,945,696	303,032,436
End of period	$426,481,856	$372,945,696

Financial Highlights
VIP Freedom 2035 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.90	$25.99	$22.71	$30.05	$27.34	$24.35
Income from Investment Operations
Net investment income (loss) A,B	.06	.56	.51	.40	.45	.28
Net realized and unrealized gain (loss)	2.57	2.28	3.30	(5.43)	3.69	4.01
Total from investment operations	2.63	2.84	3.81	(5.03)	4.14	4.29
Distributions from net investment income	(.04)	(.53)	(.48)	(.42)	(.30)	(.27)
Distributions from net realized gain	(1.54)	(.40)	(.05)	(1.89)	(1.13)	(1.04)
Total distributions	(1.58)	(.93)	(.53)	(2.31)	(1.43)	(1.30) C
Net asset value, end of period	$28.95	$27.90	$25.99	$22.71	$30.05	$27.34
Total Return D,E,F	9.67%	11.03%	16.85%	(17.69)%	15.46%	18.28%
Ratios to Average Net Assets A,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.44% J	2.02%	2.10%	1.68%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$61,915	$51,996	$39,129	$18,619	$17,426	$17,852
Portfolio turnover rate K	43 % J	34%	26%	49%	34%	55%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.80	$25.90	$22.64	$29.96	$27.27	$24.30
Income from Investment Operations
Net investment income (loss) A,B	.05	.53	.49	.38	.42	.26
Net realized and unrealized gain (loss)	2.56	2.27	3.28	(5.42)	3.67	3.99
Total from investment operations	2.61	2.80	3.77	(5.04)	4.09	4.25
Distributions from net investment income	(.04)	(.50)	(.46)	(.40)	(.27)	(.25)
Distributions from net realized gain	(1.54)	(.40)	(.05)	(1.89)	(1.13)	(1.04)
Total distributions	(1.58)	(.90)	(.51)	(2.28) C	(1.40)	(1.28) C
Net asset value, end of period	$28.83	$27.80	$25.90	$22.64	$29.96	$27.27
Total Return D,E,F	9.63%	10.93%	16.71%	(17.75)%	15.32%	18.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.34% I	1.92%	2.00%	1.58%	1.43%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$214,683	$180,271	$141,514	$98,376	$82,275	$51,598
Portfolio turnover rate J	43 % I	34%	26%	49%	34%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.60	$25.72	$22.49	$29.78	$27.11	$24.17
Income from Investment Operations
Net investment income (loss) A,B	.03	.49	.45	.34	.37	.22
Net realized and unrealized gain (loss)	2.54	2.25	3.25	(5.38)	3.66	3.97
Total from investment operations	2.57	2.74	3.70	(5.04)	4.03	4.19
Distributions from net investment income	(.04)	(.46)	(.42)	(.36)	(.23)	(.21)
Distributions from net realized gain	(1.54)	(.40)	(.05)	(1.89)	(1.13)	(1.04)
Total distributions	(1.58)	(.86)	(.47)	(2.25)	(1.36)	(1.25)
Net asset value, end of period	$28.59	$27.60	$25.72	$22.49	$29.78	$27.11
Total Return C,D,E	9.55%	10.77%	16.53%	(17.89)%	15.18%	17.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.19% H	1.77%	1.85%	1.43%	1.28%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$149,884	$140,678	$122,389	$98,634	$113,228	$87,124
Portfolio turnover rate I	43 % H	34%	26%	49%	34%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	636,725	5,908,806
Fidelity International Bond Index Fund (a)	43,630	409,248
Fidelity Long-Term Treasury Bond Index Fund (a)	3,795,128	35,218,792
VIP High Income Portfolio - Initial Class (a)	1,002,495	4,972,376
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,228,462	11,780,952
TOTAL BOND FUNDS (Cost $61,501,945)		58,290,174

Domestic Equity Funds - 45.9%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	533,550	33,170,800
VIP Equity-Income Portfolio - Initial Class (a)	937,875	26,813,841
VIP Growth & Income Portfolio - Initial Class (a)	1,101,133	36,887,960
VIP Growth Portfolio - Initial Class (a)	539,426	54,832,687
VIP Mid Cap Portfolio - Initial Class (a)	231,884	8,431,293
VIP Value Portfolio - Initial Class (a)	1,010,900	18,762,302
VIP Value Strategies Portfolio - Initial Class (a)	628,344	9,305,776
TOTAL DOMESTIC EQUITY FUNDS (Cost $141,954,526)		188,204,659

International Equity Funds - 38.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,664,294	48,698,474
VIP Overseas Portfolio - Initial Class (a)	3,609,120	109,139,802
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,245,670)		157,838,276

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	4.32	1	1
VIP Government Money Market Portfolio - Initial Class (a)(c)	4.17	5,745,095	5,745,094
TOTAL MONEY MARKET FUNDS (Cost $5,745,096)			5,745,095

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $333,447,237)	410,078,204
NET OTHER ASSETS (LIABILITIES) - 0.0%	(32,586)
NET ASSETS - 100.0%	410,045,618

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	324,801	324,800	94	-	-	1	1	0.0%
Total	-	324,801	324,800	94	-	-	1

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	5,011,433	1,409,149	739,267	17,400	5,806	221,685	5,908,806	636,725
Fidelity International Bond Index Fund	7,963,874	1,065,773	8,653,734	15,906	60,550	(27,215)	409,248	43,630
Fidelity Long-Term Treasury Bond Index Fund	27,790,061	10,310,735	3,344,939	583,761	(135,002)	597,937	35,218,792	3,795,128
VIP Contrafund Portfolio - Initial Class	29,328,261	6,176,289	4,671,919	921,114	(50,531)	2,388,700	33,170,800	533,550
VIP Emerging Markets Portfolio - Initial Class	45,313,121	8,193,115	11,206,981	-	155,712	6,243,507	48,698,474	3,664,294
VIP Equity-Income Portfolio - Initial Class	23,930,024	4,081,567	3,040,448	182,013	(39,656)	1,882,354	26,813,841	937,875
VIP Government Money Market Portfolio - Initial Class	-	7,738,549	1,993,455	54,709	-	-	5,745,094	5,745,095
VIP Growth & Income Portfolio - Initial Class	32,821,997	4,994,300	4,197,602	327,558	25,977	3,243,288	36,887,960	1,101,133
VIP Growth Portfolio - Initial Class	48,605,670	10,330,938	6,842,466	576,926	(283,615)	3,022,160	54,832,687	539,426
VIP High Income Portfolio - Initial Class	4,249,628	950,822	457,094	8,319	(1,937)	230,957	4,972,376	1,002,495
VIP Investment Grade Bond II Portfolio - Initial Class	2,871,539	11,524,154	2,929,927	1,975	(3,013)	318,199	11,780,952	1,228,462
VIP Mid Cap Portfolio - Initial Class	7,534,013	1,847,935	761,971	342,103	(33,323)	(155,361)	8,431,293	231,884
VIP Overseas Portfolio - Initial Class	89,364,488	16,610,226	14,172,995	1,025,483	250,544	17,087,539	109,139,802	3,609,120
VIP Value Portfolio - Initial Class	16,815,680	3,465,265	1,220,317	647,226	(28,788)	(269,538)	18,762,302	1,010,900
VIP Value Strategies Portfolio - Initial Class	8,352,561	1,777,059	497,744	153,600	(16,905)	(309,195)	9,305,776	628,344
	349,952,350	90,475,876	64,730,859	4,858,093	(94,181)	34,475,017	410,078,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	58,290,174	58,290,174	-	-

Domestic Equity Funds	188,204,659	188,204,659	-	-

International Equity Funds	157,838,276	157,838,276	-	-

Money Market Funds	5,745,095	5,745,095	-	-
Total Investments in Securities:	410,078,204	410,078,204	-	-
VIP Freedom 2040 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Other affiliated issuers (cost $333,447,236)	410,078,203

Total Investment in Securities (cost $333,447,237)		$410,078,204
Cash		11
Receivable for investments sold		2,665,100
Receivable for fund shares sold		542,445
Total assets		413,285,760
Liabilities
Payable for investments purchased	$3,013,365
Payable for fund shares redeemed	194,182
Distribution and service plan fees payable	32,595
Total liabilities		3,240,142
Net Assets		$410,045,618
Net Assets consist of:
Paid in capital		$333,937,849
Total accumulated earnings (loss)		76,107,769
Net Assets		$410,045,618

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($96,128,789 ÷ 3,400,018 shares)		$28.27
Service Class :
Net Asset Value, offering price and redemption price per share ($253,380,514 ÷ 8,994,759 shares)		$28.17
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($60,536,315 ÷ 2,163,826 shares)		$27.98
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$783,218
Income from Fidelity Central Funds		94
Total income		783,312
Expenses
Distribution and service plan fees	$182,398
Independent trustees' fees and expenses	463
Total expenses		182,861
Net Investment income (loss)		600,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(94,181)
Capital gain distributions from underlying funds:
Affiliated issuers	4,074,875
Total net realized gain (loss)		3,980,694
Change in net unrealized appreciation (depreciation) on investment securities		34,475,017
Net gain (loss)		38,455,711
Net increase (decrease) in net assets resulting from operations		$39,056,162
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$600,451	$4,623,544
Net realized gain (loss)	3,980,694	25,179,823
Change in net unrealized appreciation (depreciation)	34,475,017	6,935,278
Net increase (decrease) in net assets resulting from operations	39,056,162	36,738,645
Distributions to shareholders	(24,133,040)	(9,691,579)

Share transactions - net increase (decrease)	45,199,745	41,947,663
Total increase (decrease) in net assets	60,122,867	68,994,729

Net Assets
Beginning of period	349,922,751	280,928,022
End of period	$410,045,618	$349,922,751

Financial Highlights
VIP Freedom 2040 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.30	$24.91	$21.58	$29.04	$25.96	$23.08
Income from Investment Operations
Net investment income (loss) A,B	.06	.41	.38	.34	.41	.24
Net realized and unrealized gain (loss)	2.79	2.82	3.65	(5.31)	4.11	4.02
Total from investment operations	2.85	3.23	4.03	(4.97)	4.52	4.26
Distributions from net investment income	(.02)	(.39)	(.37)	(.39)	(.26)	(.23)
Distributions from net realized gain	(1.86)	(.44)	(.32)	(2.10)	(1.18)	(1.16)
Total distributions	(1.88)	(.84) C	(.70) C	(2.49)	(1.44)	(1.38) C
Net asset value, end of period	$28.27	$27.30	$24.91	$21.58	$29.04	$25.96
Total Return D,E,F	10.76%	13.10%	18.87%	(18.22)%	17.83%	19.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.42% J	1.52%	1.64%	1.49%	1.45%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$96,129	$86,501	$66,167	$41,856	$45,822	$34,365
Portfolio turnover rate K	35 % J	34%	28%	39%	32%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.22	$24.85	$21.52	$28.97	$25.91	$23.04
Income from Investment Operations
Net investment income (loss) A,B	.04	.38	.36	.32	.38	.21
Net realized and unrealized gain (loss)	2.79	2.80	3.64	(5.30)	4.10	4.02
Total from investment operations	2.83	3.18	4.00	(4.98)	4.48	4.23
Distributions from net investment income	(.02)	(.37)	(.35)	(.37)	(.24)	(.21)
Distributions from net realized gain	(1.86)	(.44)	(.32)	(2.10)	(1.18)	(1.16)
Total distributions	(1.88)	(.81)	(.67)	(2.47)	(1.42)	(1.36) C
Net asset value, end of period	$28.17	$27.22	$24.85	$21.52	$28.97	$25.91
Total Return D,E,F	10.71%	12.94%	18.82%	(18.30)%	17.68%	19.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.32% I	1.42%	1.54%	1.39%	1.35%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$253,381	$208,187	$169,888	$124,508	$119,062	$85,197
Portfolio turnover rate J	35 % I	34%	28%	39%	32%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.07	$24.71	$21.41	$28.83	$25.80	$22.95
Income from Investment Operations
Net investment income (loss) A,B	.02	.34	.32	.28	.33	.18
Net realized and unrealized gain (loss)	2.77	2.79	3.62	(5.26)	4.08	4.00
Total from investment operations	2.79	3.13	3.94	(4.98)	4.41	4.18
Distributions from net investment income	(.02)	(.33)	(.32)	(.33)	(.20)	(.17)
Distributions from net realized gain	(1.86)	(.44)	(.32)	(2.10)	(1.18)	(1.15)
Total distributions	(1.88)	(.77)	(.64)	(2.44) C	(1.38)	(1.33) C
Net asset value, end of period	$27.98	$27.07	$24.71	$21.41	$28.83	$25.80
Total Return D,E,F	10.62%	12.81%	18.61%	(18.41)%	17.50%	18.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.17% I	1.27%	1.39%	1.24%	1.20%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$60,536	$55,235	$44,872	$35,481	$41,525	$30,980
Portfolio turnover rate J	35 % I	34%	28%	39%	32%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,493	23,134
Fidelity Long-Term Treasury Bond Index Fund (a)	1,589,620	14,751,675
TOTAL BOND FUNDS (Cost $15,679,187)		14,774,809

Domestic Equity Funds - 50.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	331,224	20,592,219
VIP Equity-Income Portfolio - Initial Class (a)	582,231	16,645,973
VIP Growth & Income Portfolio - Initial Class (a)	683,579	22,899,900
VIP Growth Portfolio - Initial Class (a)	334,877	34,040,232
VIP Mid Cap Portfolio - Initial Class (a)	143,954	5,234,180
VIP Value Portfolio - Initial Class (a)	627,568	11,647,665
VIP Value Strategies Portfolio - Initial Class (a)	390,079	5,777,065
TOTAL DOMESTIC EQUITY FUNDS (Cost $91,895,131)		116,837,234

International Equity Funds - 41.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,202,566	29,272,107
VIP Overseas Portfolio - Initial Class (a)	2,215,762	67,004,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,834,011)		96,276,741

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,239,000)	4.17	3,239,000	3,238,999

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $187,647,329)	231,127,783
NET OTHER ASSETS (LIABILITIES) - 0.0%	(32,118)
NET ASSETS - 100.0%	231,095,665

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	849,485	849,485	302	-	-	-	-	0.0%
Total	-	849,485	849,485	302	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	24,766	1,826	68	(8)	202	23,134	2,493
Fidelity International Bond Index Fund	1,938,409	214,372	2,166,326	-	(16,842)	30,387	-	-
Fidelity Long-Term Treasury Bond Index Fund	12,778,766	4,694,351	2,891,697	253,229	(354,566)	524,821	14,751,675	1,589,620
VIP Contrafund Portfolio - Initial Class	17,443,253	4,601,283	2,959,441	540,476	(56,754)	1,563,878	20,592,219	331,224
VIP Emerging Markets Portfolio - Initial Class	25,287,739	6,960,557	6,687,206	-	(104,365)	3,815,382	29,272,107	2,202,566
VIP Equity-Income Portfolio - Initial Class	14,232,197	3,161,364	1,871,253	106,799	(40,958)	1,164,623	16,645,973	582,231
VIP Government Money Market Portfolio - Initial Class	-	4,358,821	1,119,822	30,569	-	-	3,238,999	3,239,000
VIP Growth & Income Portfolio - Initial Class	19,520,824	3,809,006	2,455,385	192,626	(10,824)	2,036,279	22,899,900	683,579
VIP Growth Portfolio - Initial Class	28,908,730	7,757,884	4,431,131	340,014	(132,016)	1,936,765	34,040,232	334,877
VIP Investment Grade Bond II Portfolio - Initial Class	-	318,465	321,266	-	2,801	-	-	-
VIP Mid Cap Portfolio - Initial Class	4,480,819	1,345,402	500,945	200,738	(19,044)	(72,052)	5,234,180	143,954
VIP Overseas Portfolio - Initial Class	53,765,396	12,235,544	9,369,410	607,764	(41,725)	10,414,829	67,004,634	2,215,762
VIP Value Portfolio - Initial Class	10,000,865	2,750,614	949,494	387,205	(36,582)	(117,738)	11,647,665	627,568
VIP Value Strategies Portfolio - Initial Class	4,967,506	1,410,067	421,220	92,292	(19,873)	(159,415)	5,777,065	390,079
	193,324,504	53,642,496	36,146,422	2,751,780	(830,756)	21,137,961	231,127,783

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,774,809	14,774,809	-	-

Domestic Equity Funds	116,837,234	116,837,234	-	-

International Equity Funds	96,276,741	96,276,741	-	-

Money Market Funds	3,238,999	3,238,999	-	-
Total Investments in Securities:	231,127,783	231,127,783	-	-
VIP Freedom 2045 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $187,647,329)	$231,127,783

Total Investment in Securities (cost $187,647,329)		$231,127,783
Receivable for investments sold		940,395
Receivable for fund shares sold		244,751
Total assets		232,312,929
Liabilities
Payable for investments purchased	$1,097,960
Payable for fund shares redeemed	87,179
Distribution and service plan fees payable	32,125
Total liabilities		1,217,264
Net Assets		$231,095,665
Net Assets consist of:
Paid in capital		$188,555,690
Total accumulated earnings (loss)		42,539,975
Net Assets		$231,095,665

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($26,566,040 ÷ 918,022 shares)		$28.94
Service Class :
Net Asset Value, offering price and redemption price per share ($76,129,695 ÷ 2,641,863 shares)		$28.82
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($128,399,930 ÷ 4,488,978 shares)		$28.60
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$343,802
Income from Fidelity Central Funds		302
Total income		344,104
Expenses
Distribution and service plan fees	$178,569
Independent trustees' fees and expenses	254
Total expenses before reductions	178,823
Expense reductions	(1)
Total expenses after reductions		178,822
Net Investment income (loss)		165,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(830,756)
Capital gain distributions from underlying funds:
Affiliated issuers	2,407,978
Total net realized gain (loss)		1,577,222
Change in net unrealized appreciation (depreciation) on investment securities		21,137,961
Net gain (loss)		22,715,183
Net increase (decrease) in net assets resulting from operations		$22,880,465
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,282	$2,102,383
Net realized gain (loss)	1,577,222	14,338,291
Change in net unrealized appreciation (depreciation)	21,137,961	4,743,448
Net increase (decrease) in net assets resulting from operations	22,880,465	21,184,122
Distributions to shareholders	(13,154,868)	(5,192,516)

Share transactions - net increase (decrease)	28,074,866	23,590,217
Total increase (decrease) in net assets	37,800,463	39,581,823

Net Assets
Beginning of period	193,295,202	153,713,379
End of period	$231,095,665	$193,295,202

Financial Highlights
VIP Freedom 2045 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.81	$25.21	$21.76	$29.30	$26.09	$23.08
Income from Investment Operations
Net investment income (loss) A,B	.05	.37	.37	.34	.40	.25
Net realized and unrealized gain (loss)	3.00	3.08	3.80	(5.35)	4.16	4.03
Total from investment operations	3.05	3.45	4.17	(5.01)	4.56	4.28
Distributions from net investment income	(.01)	(.36)	(.35)	(.38)	(.27)	(.22)
Distributions from net realized gain	(1.91)	(.48)	(.37)	(2.15)	(1.08)	(1.05)
Total distributions	(1.92)	(.85) C	(.72)	(2.53)	(1.35)	(1.27)
Net asset value, end of period	$28.94	$27.81	$25.21	$21.76	$29.30	$26.09
Total Return D,E,F	11.31%	13.84%	19.41%	(18.21)%	17.83%	19.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.34% J	1.36%	1.59%	1.50%	1.42%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$26,566	$23,336	$17,029	$7,366	$6,866	$5,282
Portfolio turnover rate K	35 % J	31%	24%	39%	29%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.71	$25.13	$21.69	$29.22	$26.03	$23.03
Income from Investment Operations
Net investment income (loss) A,B	.03	.35	.35	.32	.37	.23
Net realized and unrealized gain (loss)	3.00	3.05	3.79	(5.34)	4.14	4.02
Total from investment operations	3.03	3.40	4.14	(5.02)	4.51	4.25
Distributions from net investment income	(.01)	(.34)	(.33)	(.36)	(.24)	(.21)
Distributions from net realized gain	(1.91)	(.48)	(.37)	(2.15)	(1.08)	(1.05)
Total distributions	(1.92)	(.82)	(.70)	(2.51)	(1.32)	(1.25) C
Net asset value, end of period	$28.82	$27.71	$25.13	$21.69	$29.22	$26.03
Total Return D,E,F	11.27%	13.70%	19.33%	(18.30)%	17.69%	19.18%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.24% I	1.26%	1.49%	1.40%	1.32%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$76,130	$53,830	$41,877	$23,628	$22,218	$13,322
Portfolio turnover rate J	35 % I	31%	24%	39%	29%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.54	$24.98	$21.57	$29.07	$25.90	$22.93
Income from Investment Operations
Net investment income (loss) A,B	.01	.30	.31	.28	.33	.19
Net realized and unrealized gain (loss)	2.97	3.04	3.76	(5.30)	4.12	4.00
Total from investment operations	2.98	3.34	4.07	(5.02)	4.45	4.19
Distributions from net investment income	(.01)	(.30)	(.30)	(.33)	(.20)	(.17)
Distributions from net realized gain	(1.91)	(.48)	(.37)	(2.15)	(1.08)	(1.05)
Total distributions	(1.92)	(.78)	(.66) C	(2.48)	(1.28)	(1.22)
Net asset value, end of period	$28.60	$27.54	$24.98	$21.57	$29.07	$25.90
Total Return D,E,F	11.16%	13.54%	19.13%	(18.42)%	17.53%	18.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.09% I	1.11%	1.34%	1.25%	1.17%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$128,400	$116,129	$94,807	$73,408	$78,396	$63,126
Portfolio turnover rate J	35 % I	31%	24%	39%	29%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,050	19,025
Fidelity Long-Term Treasury Bond Index Fund (a)	1,307,285	12,131,606
TOTAL BOND FUNDS (Cost $12,934,025)		12,150,631

Domestic Equity Funds - 50.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	272,395	16,934,817
VIP Equity-Income Portfolio - Initial Class (a)	478,820	13,689,468
VIP Growth & Income Portfolio - Initial Class (a)	562,168	18,832,627
VIP Growth Portfolio - Initial Class (a)	275,400	27,994,392
VIP Mid Cap Portfolio - Initial Class (a)	118,387	4,304,552
VIP Value Portfolio - Initial Class (a)	516,106	9,578,932
VIP Value Strategies Portfolio - Initial Class (a)	320,797	4,751,005
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,492,671)		96,085,793

International Equity Funds - 41.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,811,370	24,073,106
VIP Overseas Portfolio - Initial Class (a)	1,822,225	55,104,070
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,780,901)		79,177,176

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $2,663,743)	4.17	2,663,743	2,663,743

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $152,871,340)	190,077,343
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,949)
NET ASSETS - 100.0%	190,054,394

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	338,378	338,378	120	-	-	-	-	0.0%
Total	-	338,378	338,378	120	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	20,316	1,449	57	(6)	164	19,025	2,050
Fidelity International Bond Index Fund	1,688,328	194,482	1,894,456	-	(14,732)	26,378	-	-
Fidelity Long-Term Treasury Bond Index Fund	11,130,165	3,427,353	2,578,977	214,636	(232,946)	386,011	12,131,606	1,307,285
VIP Contrafund Portfolio - Initial Class	15,192,965	3,158,350	2,593,610	470,605	(49,989)	1,227,101	16,934,817	272,395
VIP Emerging Markets Portfolio - Initial Class	22,025,297	4,726,741	5,826,927	-	(68,692)	3,216,687	24,073,106	1,811,370
VIP Equity-Income Portfolio - Initial Class	12,396,049	2,124,050	1,765,179	92,993	(25,105)	959,653	13,689,468	478,820
VIP Government Money Market Portfolio - Initial Class	-	3,585,409	921,666	25,265	-	-	2,663,743	2,663,743
VIP Growth & Income Portfolio - Initial Class	17,002,407	2,438,527	2,264,485	167,207	(10,733)	1,666,911	18,832,627	562,168
VIP Growth Portfolio - Initial Class	25,179,315	5,299,821	3,853,744	295,141	(136,496)	1,505,496	27,994,392	275,400
VIP Investment Grade Bond II Portfolio - Initial Class	-	272,030	274,407	-	2,377	-	-	-
VIP Mid Cap Portfolio - Initial Class	3,902,729	936,256	434,971	174,789	(14,326)	(85,136)	4,304,552	118,387
VIP Overseas Portfolio - Initial Class	46,829,077	7,541,612	7,997,773	529,198	(7,787)	8,738,941	55,104,070	1,822,225
VIP Value Portfolio - Initial Class	8,710,588	1,881,083	851,095	336,105	(25,368)	(136,276)	9,578,932	516,106
VIP Value Strategies Portfolio - Initial Class	4,326,612	967,711	371,245	80,111	(15,415)	(156,658)	4,751,005	320,797
	168,383,532	36,573,741	31,629,984	2,386,107	(599,218)	17,349,272	190,077,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,150,631	12,150,631	-	-

Domestic Equity Funds	96,085,793	96,085,793	-	-

International Equity Funds	79,177,176	79,177,176	-	-

Money Market Funds	2,663,743	2,663,743	-	-
Total Investments in Securities:	190,077,343	190,077,343	-	-
VIP Freedom 2050 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $152,871,340)	$190,077,343

Total Investment in Securities (cost $152,871,340)		$190,077,343
Receivable for investments sold		788,215
Receivable for fund shares sold		334,719
Total assets		191,200,277
Liabilities
Payable for investments purchased	$1,104,645
Payable for fund shares redeemed	18,290
Distribution and service plan fees payable	22,948
Total liabilities		1,145,883
Net Assets		$190,054,394
Net Assets consist of:
Paid in capital		$154,032,148
Total accumulated earnings (loss)		36,022,246
Net Assets		$190,054,394

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($37,718,710 ÷ 1,444,496 shares)		$26.11
Service Class :
Net Asset Value, offering price and redemption price per share ($64,675,352 ÷ 2,487,754 shares)		$26.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($87,660,332 ÷ 3,393,214 shares)		$25.83
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$292,143
Income from Fidelity Central Funds		120
Total income		292,263
Expenses
Distribution and service plan fees	$129,058
Independent trustees' fees and expenses	219
Total expenses before reductions	129,277
Expense reductions	(2)
Total expenses after reductions		129,275
Net Investment income (loss)		162,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(599,218)
Capital gain distributions from underlying funds:
Affiliated issuers	2,093,964
Total net realized gain (loss)		1,494,746
Change in net unrealized appreciation (depreciation) on investment securities		17,349,272
Net gain (loss)		18,844,018
Net increase (decrease) in net assets resulting from operations		$19,007,006
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$162,988	$1,879,926
Net realized gain (loss)	1,494,746	12,165,221
Change in net unrealized appreciation (depreciation)	17,349,272	4,773,618
Net increase (decrease) in net assets resulting from operations	19,007,006	18,818,765
Distributions to shareholders	(11,349,417)	(4,759,754)

Share transactions - net increase (decrease)	14,034,634	17,996,348
Total increase (decrease) in net assets	21,692,223	32,055,359

Net Assets
Beginning of period	168,362,171	136,306,812
End of period	$190,054,394	$168,362,171

Financial Highlights
VIP Freedom 2050 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.09	$22.77	$19.64	$26.36	$23.45	$20.68
Income from Investment Operations
Net investment income (loss) A,B	.04	.33	.33	.31	.38	.22
Net realized and unrealized gain (loss)	2.70	2.78	3.44	(4.83)	3.72	3.63
Total from investment operations	2.74	3.11	3.77	(4.52)	4.10	3.85
Distributions from net investment income	(.01)	(.33)	(.32)	(.35)	(.24)	(.20)
Distributions from net realized gain	(1.71)	(.46)	(.32)	(1.85)	(.95)	(.88)
Total distributions	(1.72)	(.79)	(.64)	(2.20)	(1.19)	(1.08)
Net asset value, end of period	$26.11	$25.09	$22.77	$19.64	$26.36	$23.45
Total Return C,D,E	11.27%	13.83%	19.45%	(18.22)%	17.83%	19.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.34% I	1.34%	1.57%	1.50%	1.48%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$37,719	$33,293	$27,394	$17,775	$19,102	$13,644
Portfolio turnover rate J	36 % I	34%	24%	38%	30%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.00	$22.69	$19.58	$26.29	$23.39	$20.63
Income from Investment Operations
Net investment income (loss) A,B	.03	.31	.31	.29	.35	.20
Net realized and unrealized gain (loss)	2.69	2.77	3.42	(4.82)	3.72	3.62
Total from investment operations	2.72	3.08	3.73	(4.53)	4.07	3.82
Distributions from net investment income	(.01)	(.31)	(.30)	(.33)	(.22)	(.18)
Distributions from net realized gain	(1.71)	(.46)	(.32)	(1.85)	(.95)	(.88)
Total distributions	(1.72)	(.77)	(.62)	(2.18)	(1.17)	(1.06)
Net asset value, end of period	$26.00	$25.00	$22.69	$19.58	$26.29	$23.39
Total Return C,D,E	11.23%	13.74%	19.30%	(18.31)%	17.73%	19.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.24% H	1.24%	1.47%	1.40%	1.38%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$64,675	$57,267	$44,557	$31,042	$30,244	$21,593
Portfolio turnover rate I	36 % H	34%	24%	38%	30%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.87	$22.58	$19.48	$26.18	$23.31	$20.57
Income from Investment Operations
Net investment income (loss) A,B	.01	.27	.28	.26	.31	.17
Net realized and unrealized gain (loss)	2.67	2.75	3.41	(4.81)	3.69	3.60
Total from investment operations	2.68	3.02	3.69	(4.55)	4.00	3.77
Distributions from net investment income	(.01)	(.27)	(.27)	(.30)	(.18)	(.15)
Distributions from net realized gain	(1.71)	(.46)	(.32)	(1.85)	(.95)	(.88)
Total distributions	(1.72)	(.73)	(.59)	(2.15)	(1.13)	(1.03)
Net asset value, end of period	$25.83	$24.87	$22.58	$19.48	$26.18	$23.31
Total Return C,D,E	11.12%	13.55%	19.19%	(18.47)%	17.51%	18.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.09% H	1.09%	1.32%	1.25%	1.23%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$87,660	$77,802	$64,355	$46,602	$47,661	$33,256
Portfolio turnover rate I	36 % H	34%	24%	38%	30%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	320	2,968
Fidelity Long-Term Treasury Bond Index Fund (a)	203,929	1,892,465
TOTAL BOND FUNDS (Cost $1,940,011)		1,895,433

Domestic Equity Funds - 50.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	42,493	2,641,804
VIP Equity-Income Portfolio - Initial Class (a)	74,695	2,135,535
VIP Growth & Income Portfolio - Initial Class (a)	87,697	2,937,859
VIP Growth Portfolio - Initial Class (a)	42,962	4,367,074
VIP Mid Cap Portfolio - Initial Class (a)	18,468	671,502
VIP Value Portfolio - Initial Class (a)	80,512	1,494,296
VIP Value Strategies Portfolio - Initial Class (a)	50,044	741,148
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,015,803)		14,989,218

International Equity Funds - 41.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	282,570	3,755,349
VIP Overseas Portfolio - Initial Class (a)	284,263	8,596,101
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,472,882)		12,351,450

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $415,523)	4.17	415,524	415,524

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,844,219)	29,651,625
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,511)
NET ASSETS - 100.0%	29,648,114

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	3,232	291	8	(1)	28	2,968	320
Fidelity International Bond Index Fund	216,040	34,020	251,599	-	(1,847)	3,386	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,424,250	825,159	382,375	30,314	(32,160)	57,591	1,892,465	203,929
VIP Contrafund Portfolio - Initial Class	1,944,113	893,217	395,101	63,004	(6,623)	206,198	2,641,804	42,493
VIP Emerging Markets Portfolio - Initial Class	2,818,382	1,312,790	833,623	-	(3,320)	461,120	3,755,349	282,570
VIP Equity-Income Portfolio - Initial Class	1,586,224	674,126	266,052	12,450	(3,123)	144,360	2,135,535	74,695
VIP Government Money Market Portfolio - Initial Class	-	563,837	148,313	3,780	-	-	415,524	415,524
VIP Growth & Income Portfolio - Initial Class	2,175,652	851,570	348,034	22,691	(2,029)	260,700	2,937,859	87,697
VIP Growth Portfolio - Initial Class	3,221,982	1,490,038	592,001	40,056	(23,959)	271,014	4,367,074	42,962
VIP Investment Grade Bond II Portfolio - Initial Class	-	38,952	39,301	-	349	-	-	-
VIP Mid Cap Portfolio - Initial Class	499,397	241,826	62,656	23,402	(3,549)	(3,516)	671,502	18,468
VIP Overseas Portfolio - Initial Class	5,992,309	2,620,515	1,270,319	70,848	8,067	1,245,529	8,596,101	284,263
VIP Value Portfolio - Initial Class	1,114,600	523,103	132,805	45,617	(7,026)	(3,576)	1,494,296	80,512
VIP Value Strategies Portfolio - Initial Class	553,618	266,500	62,691	10,873	(5,213)	(11,066)	741,148	50,044
	21,546,567	10,338,885	4,785,161	323,043	(80,434)	2,631,768	29,651,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,895,433	1,895,433	-	-

Domestic Equity Funds	14,989,218	14,989,218	-	-

International Equity Funds	12,351,450	12,351,450	-	-

Money Market Funds	415,524	415,524	-	-
Total Investments in Securities:	29,651,625	29,651,625	-	-
VIP Freedom 2055 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $25,844,219)	$29,651,625

Total Investment in Securities (cost $25,844,219)		$29,651,625
Receivable for investments sold		125,832
Receivable for fund shares sold		32,643
Total assets		29,810,100
Liabilities
Payable for investments purchased	$156,698
Payable for fund shares redeemed	1,776
Distribution and service plan fees payable	3,512
Total liabilities		161,986
Net Assets		$29,648,114
Net Assets consist of:
Paid in capital		$25,893,564
Total accumulated earnings (loss)		3,754,550
Net Assets		$29,648,114

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($5,126,973 ÷ 349,508 shares)		$14.67
Service Class :
Net Asset Value, offering price and redemption price per share ($11,659,374 ÷ 796,230 shares)		$14.64
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($12,861,767 ÷ 881,658 shares)		$14.59
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$41,090
Expenses
Distribution and service plan fees	$18,465
Independent trustees' fees and expenses	30
Total expenses before reductions	18,495
Expense reductions	(3)
Total expenses after reductions		18,492
Net Investment income (loss)		22,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(80,434)
Capital gain distributions from underlying funds:
Affiliated issuers	281,953
Total net realized gain (loss)		201,519
Change in net unrealized appreciation (depreciation) on investment securities		2,631,768
Net gain (loss)		2,833,287
Net increase (decrease) in net assets resulting from operations		$2,855,885
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,598	$238,076
Net realized gain (loss)	201,519	1,598,659
Change in net unrealized appreciation (depreciation)	2,631,768	252,940
Net increase (decrease) in net assets resulting from operations	2,855,885	2,089,675
Distributions to shareholders	(1,488,930)	(534,199)

Share transactions - net increase (decrease)	6,737,430	6,137,574
Total increase (decrease) in net assets	8,104,385	7,693,050

Net Assets
Beginning of period	21,543,729	13,850,679
End of period	$29,648,114	$21,543,729

Financial Highlights
VIP Freedom 2055 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.06	$12.74	$10.94	$14.28	$12.67	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.02	.20	.21	.18	.23	.12
Net realized and unrealized gain (loss)	1.53	1.54	1.91	(2.69)	2.02	1.99
Total from investment operations	1.55	1.74	2.12	(2.51)	2.25	2.11
Distributions from net investment income	-	(.18)	(.17)	(.16)	(.17)	(.10)
Distributions from net realized gain	(.94)	(.24)	(.15)	(.67)	(.46)	(.32)
Total distributions	(.94)	(.42)	(.32)	(.83)	(.64) C	(.42)
Net asset value, end of period	$14.67	$14.06	$12.74	$10.94	$14.28	$12.67
Total Return D,E,F	11.33%	13.80%	19.48%	(18.26)%	17.79%	19.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	.01%	-% I	-% I	-% I	-% I
Expenses net of fee waivers, if any	- % I,J	.01%	-% I	-% I	-% I	-% I
Expenses net of all reductions, if any	-% I,J	.01%	-% I	-% I	-% I	-% I
Net investment income (loss)	.34% J	1.42%	1.80%	1.57%	1.64%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$5,127	$4,477	$2,508	$746	$501	$423
Portfolio turnover rate K	39 % J	43%	30%	58%	35%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.05	$12.73	$10.93	$14.27	$12.66	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.02	.18	.20	.17	.22	.11
Net realized and unrealized gain (loss)	1.51	1.55	1.91	(2.69)	2.02	1.99
Total from investment operations	1.53	1.73	2.11	(2.52)	2.24	2.10
Distributions from net investment income	-	(.17)	(.16)	(.14)	(.16)	(.09)
Distributions from net realized gain	(.94)	(.24)	(.15)	(.67)	(.46)	(.32)
Total distributions	(.94)	(.41)	(.31)	(.82) C	(.63) C	(.42) C
Net asset value, end of period	$14.64	$14.05	$12.73	$10.93	$14.27	$12.66
Total Return D,E,F	11.19%	13.72%	19.40%	(18.36)%	17.72%	19.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.11%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.24% I	1.32%	1.70%	1.47%	1.54%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$11,659	$6,653	$4,647	$2,306	$2,549	$814
Portfolio turnover rate J	39 % I	43%	30%	58%	35%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.01	$12.69	$10.91	$14.25	$12.65	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.01	.16	.18	.15	.20	.09
Net realized and unrealized gain (loss)	1.51	1.55	1.89	(2.68)	2.01	1.99
Total from investment operations	1.52	1.71	2.07	(2.53)	2.21	2.08
Distributions from net investment income	-	(.15)	(.14)	(.13)	(.15)	(.08)
Distributions from net realized gain	(.94)	(.24)	(.15)	(.67)	(.46)	(.32)
Total distributions	(.94)	(.39)	(.29)	(.81) C	(.61)	(.40)
Net asset value, end of period	$14.59	$14.01	$12.69	$10.91	$14.25	$12.65
Total Return D,E,F	11.15%	13.61%	19.12%	(18.46)%	17.52%	19.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.26%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.09% I	1.17%	1.55%	1.32%	1.39%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$12,862	$10,413	$6,696	$3,659	$2,663	$1,180
Portfolio turnover rate J	39 % I	43%	30%	58%	35%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	291	2,702
Fidelity Long-Term Treasury Bond Index Fund (a)	185,691	1,723,209
TOTAL BOND FUNDS (Cost $1,816,450)		1,725,911

Domestic Equity Funds - 50.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	38,693	2,405,550
VIP Equity-Income Portfolio - Initial Class (a)	68,015	1,944,560
VIP Growth & Income Portfolio - Initial Class (a)	79,855	2,675,134
VIP Growth Portfolio - Initial Class (a)	39,120	3,976,598
VIP Mid Cap Portfolio - Initial Class (a)	16,817	611,465
VIP Value Portfolio - Initial Class (a)	73,312	1,360,680
VIP Value Strategies Portfolio - Initial Class (a)	45,569	674,877
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,189,478)		13,648,864

International Equity Funds - 41.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	257,307	3,419,606
VIP Overseas Portfolio - Initial Class (a)	258,850	7,827,633
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,106,311)		11,247,239

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $378,381)	4.17	378,381	378,380

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,490,620)	27,000,394
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,410)
NET ASSETS - 100.0%	26,996,984

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	3,073	394	8	(1)	24	2,702	291
Fidelity International Bond Index Fund	262,371	22,501	286,550	-	(2,374)	4,052	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,729,561	549,796	579,665	31,015	(42,386)	65,903	1,723,209	185,691
VIP Contrafund Portfolio - Initial Class	2,361,039	586,139	704,873	66,878	(11,871)	175,116	2,405,550	38,693
VIP Emerging Markets Portfolio - Initial Class	3,422,794	884,833	1,327,342	-	(17,543)	456,864	3,419,606	257,307
VIP Equity-Income Portfolio - Initial Class	1,926,385	415,650	531,332	13,215	(20,217)	154,074	1,944,560	68,015
VIP Government Money Market Portfolio - Initial Class	-	507,288	128,908	3,574	-	-	378,380	378,381
VIP Growth & Income Portfolio - Initial Class	2,642,224	513,465	713,231	24,016	(17,970)	250,646	2,675,134	79,855
VIP Growth Portfolio - Initial Class	3,912,956	913,042	1,028,243	42,394	(41,818)	220,661	3,976,598	39,120
VIP Investment Grade Bond II Portfolio - Initial Class	-	41,266	41,618	-	352	-	-	-
VIP Mid Cap Portfolio - Initial Class	606,495	172,866	152,821	24,834	(8,758)	(6,317)	611,465	16,817
VIP Overseas Portfolio - Initial Class	7,277,382	1,512,098	2,207,622	75,193	(59,337)	1,305,112	7,827,633	258,850
VIP Value Portfolio - Initial Class	1,353,656	353,947	321,616	48,278	(16,701)	(8,606)	1,360,680	73,312
VIP Value Strategies Portfolio - Initial Class	672,374	174,335	145,330	11,507	(12,589)	(13,913)	674,877	45,569
	26,167,237	6,650,299	8,169,545	340,912	(251,213)	2,603,616	27,000,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,725,911	1,725,911	-	-

Domestic Equity Funds	13,648,864	13,648,864	-	-

International Equity Funds	11,247,239	11,247,239	-	-

Money Market Funds	378,380	378,380	-	-
Total Investments in Securities:	27,000,394	27,000,394	-	-
VIP Freedom 2060 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $22,490,620)	$27,000,394

Total Investment in Securities (cost $22,490,620)		$27,000,394
Receivable for investments sold		101,820
Receivable for fund shares sold		189,856
Total assets		27,292,070
Liabilities
Payable for investments purchased	$288,210
Payable for fund shares redeemed	3,468
Distribution and service plan fees payable	3,408
Total liabilities		295,086
Net Assets		$26,996,984
Net Assets consist of:
Paid in capital		$22,780,935
Total accumulated earnings (loss)		4,216,049
Net Assets		$26,996,984

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($2,424,533 ÷ 168,671 shares)		$14.37
Service Class :
Net Asset Value, offering price and redemption price per share ($12,479,519 ÷ 869,852 shares)		$14.35
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($12,092,932 ÷ 846,120 shares)		$14.29
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$42,014
Expenses
Distribution and service plan fees	$18,984
Independent trustees' fees and expenses	32
Total expenses before reductions	19,016
Expense reductions	(2)
Total expenses after reductions		19,014
Net Investment income (loss)		23,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(251,213)
Capital gain distributions from underlying funds:
Affiliated issuers	298,898
Total net realized gain (loss)		47,685
Change in net unrealized appreciation (depreciation) on investment securities		2,603,616
Net gain (loss)		2,651,301
Net increase (decrease) in net assets resulting from operations		$2,674,301
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,000	$285,308
Net realized gain (loss)	47,685	1,832,907
Change in net unrealized appreciation (depreciation)	2,603,616	436,095
Net increase (decrease) in net assets resulting from operations	2,674,301	2,554,310
Distributions to shareholders	(1,738,626)	(694,907)

Share transactions - net increase (decrease)	(102,762)	3,533,385
Total increase (decrease) in net assets	832,913	5,392,788

Net Assets
Beginning of period	26,164,071	20,771,283
End of period	$26,996,984	$26,164,071

Financial Highlights
VIP Freedom 2060 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.88	$12.59	$10.82	$14.18	$12.65	$10.99
Income from Investment Operations
Net investment income (loss) A,B	.02	.20	.20	.19	.21	.13
Net realized and unrealized gain (loss)	1.49	1.53	1.88	(2.67)	2.04	1.99
Total from investment operations	1.51	1.73	2.08	(2.48)	2.25	2.12
Distributions from net investment income	- C	(.17)	(.17)	(.16)	(.18)	(.11)
Distributions from net realized gain	(1.02)	(.27)	(.15)	(.72)	(.54)	(.35)
Total distributions	(1.02)	(.44)	(.31) D	(.88)	(.72)	(.46)
Net asset value, end of period	$14.37	$13.88	$12.59	$10.82	$14.18	$12.65
Total Return E,F,G	11.24%	13.89%	19.39%	(18.19)%	17.79%	19.30%
Ratios to Average Net Assets B,H,I
Expenses before reductions	-% J,K	.01%	-% K	-% K	-% K	-% K
Expenses net of fee waivers, if any	- % J,K	.01%	-% K	-% K	-% K	-% K
Expenses net of all reductions, if any	-% J,K	.01%	-% K	-% K	-% K	-% K
Net investment income (loss)	.34% J	1.42%	1.70%	1.69%	1.51%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,425	$2,925	$1,690	$471	$523	$422
Portfolio turnover rate L	53 % J	54%	25%	45%	60%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.86	$12.58	$10.81	$14.17	$12.65	$10.99
Income from Investment Operations
Net investment income (loss) A,B	.02	.18	.19	.18	.20	.12
Net realized and unrealized gain (loss)	1.49	1.53	1.88	(2.67)	2.03	1.99
Total from investment operations	1.51	1.71	2.07	(2.49)	2.23	2.11
Distributions from net investment income	- C	(.16)	(.16)	(.15)	(.17)	(.10)
Distributions from net realized gain	(1.02)	(.27)	(.15)	(.72)	(.54)	(.35)
Total distributions	(1.02)	(.43)	(.30) D	(.87)	(.71)	(.45)
Net asset value, end of period	$14.35	$13.86	$12.58	$10.81	$14.17	$12.65
Total Return E,F,G	11.25%	13.72%	19.30%	(18.27)%	17.62%	19.22%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.10% J	.11%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.24% J	1.32%	1.60%	1.59%	1.41%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$12,480	$13,987	$13,329	$8,331	$6,124	$3,530
Portfolio turnover rate K	53 % J	54%	25%	45%	60%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.82	$12.55	$10.79	$14.15	$12.63	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.01	.16	.17	.16	.18	.10
Net realized and unrealized gain (loss)	1.48	1.52	1.88	(2.66)	2.03	1.99
Total from investment operations	1.49	1.68	2.05	(2.50)	2.21	2.09
Distributions from net investment income	- C	(.14)	(.14)	(.14)	(.15)	(.09)
Distributions from net realized gain	(1.02)	(.27)	(.15)	(.72)	(.54)	(.35)
Total distributions	(1.02)	(.41)	(.29)	(.86)	(.69)	(.44)
Net asset value, end of period	$14.29	$13.82	$12.55	$10.79	$14.15	$12.63
Total Return D,E,F	11.14%	13.53%	19.12%	(18.38)%	17.52%	19.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.26%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.09% I	1.17%	1.45%	1.44%	1.26%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$12,093	$9,251	$5,752	$3,094	$2,254	$1,161
Portfolio turnover rate J	53 % I	54%	25%	45%	60%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	108	1,002
Fidelity Long-Term Treasury Bond Index Fund (a)	68,834	638,781
TOTAL BOND FUNDS (Cost $655,247)		639,783

Domestic Equity Funds - 50.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	14,344	891,774
VIP Equity-Income Portfolio - Initial Class (a)	25,214	720,876
VIP Growth & Income Portfolio - Initial Class (a)	29,603	991,711
VIP Growth Portfolio - Initial Class (a)	14,502	1,474,155
VIP Mid Cap Portfolio - Initial Class (a)	6,234	226,672
VIP Value Portfolio - Initial Class (a)	27,178	504,417
VIP Value Strategies Portfolio - Initial Class (a)	16,893	250,183
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,558,800)		5,059,788

International Equity Funds - 41.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	95,385	1,267,667
VIP Overseas Portfolio - Initial Class (a)	95,956	2,901,719
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,628,027)		4,169,386

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $140,249)	4.17	140,249	140,249

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,982,323)	10,009,206
NET OTHER ASSETS (LIABILITIES) - 0.0%	(770)
NET ASSETS - 100.0%	10,008,436

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	1,125	132	3	(1)	10	1,002	108
Fidelity International Bond Index Fund	73,462	14,861	88,853	-	(577)	1,107	-	-
Fidelity Long-Term Treasury Bond Index Fund	484,223	329,638	183,167	10,008	(9,731)	17,818	638,781	68,834
VIP Contrafund Portfolio - Initial Class	661,072	385,592	219,724	21,091	(5,360)	70,194	891,774	14,344
VIP Emerging Markets Portfolio - Initial Class	958,356	562,096	405,324	-	4,861	147,678	1,267,667	95,385
VIP Equity-Income Portfolio - Initial Class	539,372	297,495	162,726	4,166	(3,010)	49,745	720,876	25,214
VIP Government Money Market Portfolio - Initial Class	-	193,673	53,424	1,263	-	-	140,249	140,249
VIP Growth & Income Portfolio - Initial Class	739,800	386,451	219,522	7,569	(2,369)	87,351	991,711	29,603
VIP Growth Portfolio - Initial Class	1,095,598	651,213	352,720	13,361	(16,253)	96,317	1,474,155	14,502
VIP Investment Grade Bond II Portfolio - Initial Class	-	13,380	13,493	-	113	-	-	-
VIP Mid Cap Portfolio - Initial Class	169,814	106,212	46,967	7,830	(2,673)	286	226,672	6,234
VIP Overseas Portfolio - Initial Class	2,037,598	1,145,621	700,124	23,720	6,959	411,665	2,901,719	95,956
VIP Value Portfolio - Initial Class	379,015	226,057	96,604	15,216	(5,220)	1,169	504,417	27,178
VIP Value Strategies Portfolio - Initial Class	188,262	113,275	45,652	3,627	(3,309)	(2,393)	250,183	16,893
	7,326,572	4,426,689	2,588,432	107,854	(36,570)	880,947	10,009,206

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	639,783	639,783	-	-

Domestic Equity Funds	5,059,788	5,059,788	-	-

International Equity Funds	4,169,386	4,169,386	-	-

Money Market Funds	140,249	140,249	-	-
Total Investments in Securities:	10,009,206	10,009,206	-	-
VIP Freedom 2065 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,982,323)	$10,009,206

Total Investment in Securities (cost $8,982,323)		$10,009,206
Receivable for investments sold		48,942
Receivable for fund shares sold		6,600
Total assets		10,064,748
Liabilities
Payable for investments purchased	$45,649
Payable for fund shares redeemed	9,890
Distribution and service plan fees payable	773
Total liabilities		56,312
Net Assets		$10,008,436
Net Assets consist of:
Paid in capital		$8,997,855
Total accumulated earnings (loss)		1,010,581
Net Assets		$10,008,436

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($2,709,310 ÷ 187,886 shares)		$14.42
Service Class :
Net Asset Value, offering price and redemption price per share ($5,639,468 ÷ 391,903 shares)		$14.39
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,659,658 ÷ 115,546 shares)		$14.36
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,613
Expenses
Distribution and service plan fees	$4,071
Independent trustees' fees and expenses	10
Total expenses		4,081
Net Investment income (loss)		9,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(36,570)
Capital gain distributions from underlying funds:
Affiliated issuers	94,241
Total net realized gain (loss)		57,671
Change in net unrealized appreciation (depreciation) on investment securities		880,947
Net gain (loss)		938,618
Net increase (decrease) in net assets resulting from operations		$948,150
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,532	$77,212
Net realized gain (loss)	57,671	579,740
Change in net unrealized appreciation (depreciation)	880,947	(156,269)
Net increase (decrease) in net assets resulting from operations	948,150	500,683
Distributions to shareholders	(473,273)	(135,733)

Share transactions - net increase (decrease)	2,207,588	3,583,577
Total increase (decrease) in net assets	2,682,465	3,948,527

Net Assets
Beginning of period	7,325,971	3,377,444
End of period	$10,008,436	$7,325,971

Financial Highlights
VIP Freedom 2065 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.78	$12.40	$10.65	$13.92	$12.47	$10.96
Income from Investment Operations
Net investment income (loss) A,B	.02	.22	.20	.17	.25	.12
Net realized and unrealized gain (loss)	1.50	1.49	1.85	(2.61)	1.96	1.99
Total from investment operations	1.52	1.71	2.05	(2.44)	2.21	2.11
Distributions from net investment income	-	(.16)	(.17)	(.15)	(.18)	(.11)
Distributions from net realized gain	(.88)	(.17)	(.13)	(.67)	(.58)	(.49)
Total distributions	(.88)	(.33)	(.30)	(.83) C	(.76)	(.60)
Net asset value, end of period	$14.42	$13.78	$12.40	$10.65	$13.92	$12.47
Total Return D,E,F	11.31%	13.85%	19.35%	(18.22)%	17.81%	19.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.34% J	1.59%	1.70%	1.50%	1.82%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,709	$1,985	$844	$537	$482	$416
Portfolio turnover rate K	63 % J	50%	74%	48%	24%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.76	$12.39	$10.64	$13.91	$12.46	$10.96
Income from Investment Operations
Net investment income (loss) A,B	.02	.20	.18	.16	.24	.11
Net realized and unrealized gain (loss)	1.49	1.49	1.86	(2.61)	1.97	1.98
Total from investment operations	1.51	1.69	2.04	(2.45)	2.21	2.09
Distributions from net investment income	-	(.15)	(.16)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.88)	(.17)	(.13)	(.67)	(.58)	(.49)
Total distributions	(.88)	(.32)	(.29)	(.82) C	(.76) C	(.59)
Net asset value, end of period	$14.39	$13.76	$12.39	$10.64	$13.91	$12.46
Total Return D,E,F	11.25%	13.70%	19.29%	(18.32)%	17.77%	19.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.24% I	1.49%	1.60%	1.40%	1.72%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$5,639	$3,951	$1,816	$1,181	$1,224	$416
Portfolio turnover rate J	63 % I	50%	74%	48%	24%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.75	$12.38	$10.63	$13.90	$12.46	$10.96
Income from Investment Operations
Net investment income (loss) A,B	.01	.18	.17	.14	.22	.09
Net realized and unrealized gain (loss)	1.48	1.49	1.85	(2.61)	1.95	1.99
Total from investment operations	1.49	1.67	2.02	(2.47)	2.17	2.08
Distributions from net investment income	-	(.14)	(.14)	(.13)	(.15)	(.09)
Distributions from net realized gain	(.88)	(.17)	(.13)	(.67)	(.58)	(.49)
Total distributions	(.88)	(.30) C	(.27)	(.80)	(.73)	(.58)
Net asset value, end of period	$14.36	$13.75	$12.38	$10.63	$13.90	$12.46
Total Return D,E,F	11.11%	13.61%	19.12%	(18.44)%	17.47%	19.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.09% I	1.34%	1.45%	1.25%	1.57%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,660	$1,390	$718	$534	$559	$459
Portfolio turnover rate J	63 % I	50%	74%	48%	24%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7	62
Fidelity Long-Term Treasury Bond Index Fund (a)	4,283	39,745
TOTAL BOND FUNDS (Cost $40,133)		39,807

Domestic Equity Funds - 50.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	892	55,480
VIP Equity-Income Portfolio - Initial Class (a)	1,569	44,848
VIP Growth & Income Portfolio - Initial Class (a)	1,842	61,698
VIP Growth Portfolio - Initial Class (a)	902	91,713
VIP Mid Cap Portfolio - Initial Class (a)	388	14,101
VIP Value Portfolio - Initial Class (a)	1,691	31,381
VIP Value Strategies Portfolio - Initial Class (a)	1,051	15,565
TOTAL DOMESTIC EQUITY FUNDS (Cost $312,326)		314,786

International Equity Funds - 41.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	5,934	78,865
VIP Overseas Portfolio - Initial Class (a)	5,970	180,525
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $235,937)		259,390

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $8,727)	4.17	8,727	8,727

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $597,123)	622,710
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39)
NET ASSETS - 100.0%	622,671

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	64	3	-	-	1	62	7
Fidelity International Bond Index Fund	5,056	466	5,558	-	(44)	80	-	-
Fidelity Long-Term Treasury Bond Index Fund	33,334	13,267	7,373	651	(260)	777	39,745	4,283
VIP Contrafund Portfolio - Initial Class	45,498	13,424	7,681	1,430	(36)	4,275	55,480	892
VIP Emerging Markets Portfolio - Initial Class	65,960	19,808	16,888	-	476	9,509	78,865	5,934
VIP Equity-Income Portfolio - Initial Class	37,123	9,730	5,066	283	21	3,040	44,848	1,569
VIP Government Money Market Portfolio - Initial Class	-	11,678	2,951	82	-	-	8,727	8,727
VIP Growth & Income Portfolio - Initial Class	50,918	11,924	6,672	513	24	5,504	61,698	1,842
VIP Growth Portfolio - Initial Class	75,405	22,400	11,391	903	(803)	6,102	91,713	902
VIP Investment Grade Bond II Portfolio - Initial Class	-	749	756	-	7	-	-	-
VIP Mid Cap Portfolio - Initial Class	11,688	3,845	1,272	531	(71)	(89)	14,101	388
VIP Overseas Portfolio - Initial Class	140,241	36,763	23,324	1,608	(6)	26,851	180,525	5,970
VIP Value Portfolio - Initial Class	26,086	7,973	2,438	1,031	(103)	(137)	31,381	1,691
VIP Value Strategies Portfolio - Initial Class	12,957	4,017	1,052	246	(77)	(280)	15,565	1,051
	504,266	156,108	92,425	7,278	(872)	55,633	622,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	39,807	39,807	-	-

Domestic Equity Funds	314,786	314,786	-	-

International Equity Funds	259,390	259,390	-	-

Money Market Funds	8,727	8,727	-	-
Total Investments in Securities:	622,710	622,710	-	-
VIP Freedom 2070 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $597,123)	$622,710

Total Investment in Securities (cost $597,123)		$622,710
Receivable for investments sold		2,786
Receivable for fund shares sold		212
Total assets		625,708
Liabilities
Payable for investments purchased	$2,997
Distribution and service plan fees payable	38
Other payables and accrued expenses	2
Total liabilities		3,037
Net Assets		$622,671
Net Assets consist of:
Paid in capital		$592,186
Total accumulated earnings (loss)		30,485
Net Assets		$622,671

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($314,288 ÷ 30,000 shares)		$10.48
Service Class :
Net Asset Value, offering price and redemption price per share ($201,006 ÷ 19,197 shares)		$10.47
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($107,377 ÷ 10,263 shares)		$10.46
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$891
Expenses
Distribution and service plan fees	$188
Independent trustees' fees and expenses	1
Total expenses		189
Net Investment income (loss)		702
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(872)
Capital gain distributions from underlying funds:
Affiliated issuers	6,387
Total net realized gain (loss)		5,515
Change in net unrealized appreciation (depreciation) on investment securities		55,633
Net gain (loss)		61,148
Net increase (decrease) in net assets resulting from operations		$61,850
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	For the period July 1, 2024 (commencement of operations) through December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$702	$5,546
Net realized gain (loss)	5,515	36,905
Change in net unrealized appreciation (depreciation)	55,633	(30,046)
Net increase (decrease) in net assets resulting from operations	61,850	12,405
Distributions to shareholders	(35,600)	(8,170)

Share transactions - net increase (decrease)	92,186	500,000
Total increase (decrease) in net assets	118,436	504,235

Net Assets
Beginning of period	504,235	-
End of period	$622,671	$504,235

Financial Highlights
VIP Freedom 2070 Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.11
Net realized and unrealized gain (loss)	1.09	.14
Total from investment operations	1.11	.25
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.71)	(.05)
Total distributions	(.71)	(.17)
Net asset value, end of period	$10.48	$10.08
Total Return D,E	11.39%	2.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-% I
Expenses net of fee waivers, if any H	- % I	-% I
Expenses net of all reductions, if any H	-% I	-% I
Net investment income (loss)	.34% I	2.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$314	$303
Portfolio turnover rate J	35 % I	26% I

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.11
Net realized and unrealized gain (loss)	1.09	.13
Total from investment operations	1.10	.24
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.71)	(.05)
Total distributions	(.71)	(.16)
Net asset value, end of period	$10.47	$10.08
Total Return D,E	11.29%	2.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10% H
Expenses net of fee waivers, if any	.10 % H	.10% H
Expenses net of all reductions, if any	.10% H	.10% H
Net investment income (loss)	.24% H	2.11% H
Supplemental Data
Net assets, end of period (000 omitted)	$201	$101
Portfolio turnover rate I	35 % H	26% H

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.10
Net realized and unrealized gain (loss)	1.09	.13
Total from investment operations	1.09	.23
Distributions from net investment income	-	(.10)
Distributions from net realized gain	(.71)	(.05)
Total distributions	(.71)	(.15)
Net asset value, end of period	$10.46	$10.08
Total Return E,F	11.18%	2.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.25% I
Expenses net of fee waivers, if any	.25 % I	.25% I
Expenses net of all reductions, if any	.25% I	.25% I
Net investment income (loss)	.09% I	1.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$107	$101
Portfolio turnover rate J	35 % I	26% I

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Freedom Income Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class, Service Class and Service Class 2. All classes have equal rights and voting privileges, except for matters affecting a single class. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.

In July 2025, the Board of Trustees approved to change the name of VIP Freedom Income Portfolio to VIP Freedom Retirement Portfolio effective April 30, 2026.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
VIP Freedom Income Portfolio	112,965,490	7,558,247	(2,591,668)	4,966,579
VIP Freedom 2010 Portfolio	235,263,694	22,958,890	(8,446,135)	14,512,755
VIP Freedom 2015 Portfolio	47,658,634	13,440,195	(1,460,682)	11,979,513
VIP Freedom 2020 Portfolio	394,718,623	135,630,632	(13,121,686)	122,508,946
VIP Freedom 2025 Portfolio	336,084,579	84,276,470	(10,213,699)	74,062,771
VIP Freedom 2030 Portfolio	696,873,729	181,090,074	(17,260,314)	163,829,760
VIP Freedom 2035 Portfolio	364,900,499	68,588,518	(6,959,491)	61,629,027
VIP Freedom 2040 Portfolio	337,054,769	78,970,005	(5,946,570)	73,023,435
VIP Freedom 2045 Portfolio	190,561,666	43,090,572	(2,524,455)	40,566,117
VIP Freedom 2050 Portfolio	155,216,767	36,635,895	(1,775,319)	34,860,576
VIP Freedom 2055 Portfolio	26,162,061	3,812,342	(322,778)	3,489,564
VIP Freedom 2060 Portfolio	22,817,674	4,516,467	(333,747)	4,182,720
VIP Freedom 2065 Portfolio	9,081,374	1,068,361	(140,529)	927,832
VIP Freedom 2070 Portfolio	599,182	35,301	(11,773)	23,528

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Freedom Income Portfolio	(41,179)	(907,556)	(948,735)

Due to large subscriptions in a prior period, VIP Freedom 2060 Portfolio is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	50,544,423	26,439,878
VIP Freedom 2010 Portfolio	36,996,369	50,128,938
VIP Freedom 2015 Portfolio	14,620,955	16,730,660
VIP Freedom 2020 Portfolio	82,667,268	137,919,112
VIP Freedom 2025 Portfolio	88,585,239	98,838,614
VIP Freedom 2030 Portfolio	175,313,824	161,970,328
VIP Freedom 2035 Portfolio	104,133,503	83,443,810
VIP Freedom 2040 Portfolio	90,475,876	64,730,859
VIP Freedom 2045 Portfolio	53,642,496	36,146,422
VIP Freedom 2050 Portfolio	36,573,741	31,629,984
VIP Freedom 2055 Portfolio	10,338,885	4,785,161
VIP Freedom 2060 Portfolio	6,650,299	8,169,545
VIP Freedom 2065 Portfolio	4,426,689	2,588,432
VIP Freedom 2070 Portfolio	156,108	92,425
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Freedom Income Portfolio	29,021	14,484	43,505
VIP Freedom 2010 Portfolio	7,959	272,692	280,651
VIP Freedom 2015 Portfolio	5,597	31,551	37,148
VIP Freedom 2020 Portfolio	57,102	412,297	469,399
VIP Freedom 2025 Portfolio	96,446	129,039	225,485
VIP Freedom 2030 Portfolio	186,735	283,065	469,800
VIP Freedom 2035 Portfolio	94,761	175,460	270,221
VIP Freedom 2040 Portfolio	112,210	70,188	182,398
VIP Freedom 2045 Portfolio	30,792	147,777	178,569
VIP Freedom 2050 Portfolio	29,057	100,001	129,058
VIP Freedom 2055 Portfolio	4,343	14,122	18,465
VIP Freedom 2060 Portfolio	6,078	12,906	18,984
VIP Freedom 2065 Portfolio	2,217	1,854	4,071
VIP Freedom 2070 Portfolio	64	124	188

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Freedom Income Portfolio	8
VIP Freedom 2015 Portfolio	2
VIP Freedom 2020 Portfolio	10
VIP Freedom 2030 Portfolio	2
VIP Freedom 2045 Portfolio	1
VIP Freedom 2050 Portfolio	2
VIP Freedom 2055 Portfolio	3
VIP Freedom 2060 Portfolio	2
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024A
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$100,014	$953,801
Service Class	180,107	1,697,713
Service Class 2	48,309	477,254
Total	$328,430	$3,128,768
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$242,169	$596,244
Service Class	249,002	596,287
Service Class 2	3,439,536	7,684,886
Total	$3,930,707	$8,877,417
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$942,172	$1,493,521
Service Class	454,716	794,866
Service Class 2	1,129,283	1,398,859
Total	$2,526,171	$3,687,246
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$4,521,690	$4,714,470
Service Class	6,683,417	6,842,418
Service Class 2	18,922,308	19,299,008
Total	$30,127,415	$30,855,896
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$3,594,247	$2,553,584
Service Class	6,976,395	4,969,981
Service Class 2	3,915,095	2,691,213
Total	$14,485,737	$10,214,778
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$8,843,225	$4,596,693
Service Class	16,694,260	8,654,565
Service Class 2	10,351,439	5,085,294
Total	$35,888,924	$18,336,552
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$2,946,349	$1,559,140
Service Class	10,057,180	5,270,497
Service Class 2	7,738,525	4,211,409
Total	$20,742,054	$11,041,046
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$5,829,645	$2,445,240
Service Class	14,508,770	5,758,235
Service Class 2	3,794,625	1,488,104
Total	$24,133,040	$9,691,579
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$1,621,411	$644,337
Service Class	3,656,612	1,431,254
Service Class 2	7,876,845	3,116,925
Total	$13,154,868	$5,192,516
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$2,247,622	$992,104
Service Class	3,756,813	1,609,195
Service Class 2	5,344,982	2,158,455
Total	$11,349,417	$4,759,754
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$277,041	$111,558
Service Class	499,430	168,172
Service Class 2	712,459	254,469
Total	$1,488,930	$534,199
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$172,958	$74,260
Service Class	857,968	390,876
Service Class 2	707,700	229,771
Total	$1,738,626	$694,907
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$119,588	$37,337
Service Class	262,409	72,831
Service Class 2	91,276	25,565
Total	$473,273	$135,733
VIP Freedom 2070 Portfolio
Distributions to shareholders
Initial Class	$21,360	$5,010
Service Class	7,120	1,620
Service Class 2	7,120	1,540
Total	$35,600	$8,170

A Distributions for VIP Freedom 2070 Portfolio are for the period July 1, 2024 (commencement of operations) through December 31, 2024.
8. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024A	Six months ended June 30, 2025	Year ended December 31, 2024A
VIP Freedom Income Portfolio
Initial Class
Shares sold	277,274	284,405	$3,118,989	$3,210,218
Issued in exchange for the shares of the Acquired Fund(s)	-	446,775	-	4,968,120
Reinvestment of distributions	8,890	86,614	100,014	953,801
Shares redeemed	(212,913)	(524,498)	(2,388,211)	(5,884,868)
Net increase (decrease)	73,251	293,296	$830,792	$3,247,271
Service Class
Shares sold	3,560,655	2,178,367	$39,942,218	$24,571,664
Issued in exchange for the shares of the Acquired Fund(s)	-	329,353	-	3,655,826
Reinvestment of distributions	16,038	154,405	180,107	1,697,713
Shares redeemed	(1,250,780)	(1,194,553)	(14,018,491)	(13,368,019)
Net increase (decrease)	2,325,913	1,467,572	$26,103,834	$16,557,184
Service Class 2
Shares sold	62,317	295,324	$700,258	$3,307,774
Issued in exchange for the shares of the Acquired Fund(s)	-	25,230	-	279,044
Reinvestment of distributions	4,313	43,564	48,309	477,254
Shares redeemed	(347,072)	(446,208)	(3,876,347)	(4,976,860)
Net increase (decrease)	(280,442)	(82,090)	$(3,127,780)	$(912,788)
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	117,700	225,458	$1,380,354	$2,628,064
Reinvestment of distributions	20,805	51,974	242,169	596,244
Shares redeemed	(171,765)	(483,160)	(1,991,544)	(5,614,292)
Net increase (decrease)	(33,260)	(205,728)	$(369,021)	$(2,389,984)
Service Class
Shares sold	55,513	284,244	$646,329	$3,331,968
Reinvestment of distributions	21,429	52,091	249,002	596,287
Shares redeemed	(135,469)	(661,196)	(1,562,965)	(7,736,504)
Net increase (decrease)	(58,527)	(324,861)	$(667,634)	$(3,808,249)
Service Class 2
Shares sold	618,305	808,374	$7,117,026	$9,324,567
Reinvestment of distributions	298,571	676,384	3,439,536	7,684,886
Shares redeemed	(1,758,414)	(3,352,996)	(20,295,947)	(38,787,846)
Net increase (decrease)	(841,538)	(1,868,238)	$(9,739,385)	$(21,778,393)
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	58,661	91,095	$663,366	$1,074,280
Reinvestment of distributions	82,865	131,910	942,172	1,493,521
Shares redeemed	(230,987)	(359,400)	(2,665,812)	(4,179,733)
Net increase (decrease)	(89,461)	(136,395)	$(1,060,274)	$(1,611,932)
Service Class
Shares sold	124,552	536,687	$1,431,820	$6,228,387
Reinvestment of distributions	40,098	70,442	454,716	794,866
Shares redeemed	(241,099)	(668,660)	(2,765,376)	(7,740,561)
Net increase (decrease)	(76,449)	(61,531)	$(878,840)	$(717,308)
Service Class 2
Shares sold	511,100	220,685	$5,882,109	$2,599,097
Reinvestment of distributions	100,114	124,505	1,129,283	1,398,859
Shares redeemed	(451,684)	(504,383)	(5,079,775)	(5,812,756)
Net increase (decrease)	159,530	(159,193)	$1,931,617	$(1,814,800)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	634,717	1,083,159	$7,891,532	$13,863,619
Reinvestment of distributions	363,188	378,386	4,521,690	4,714,470
Shares redeemed	(941,345)	(1,932,796)	(11,805,649)	(24,689,059)
Net increase (decrease)	56,560	(471,251)	$607,573	$(6,110,970)
Service Class
Shares sold	822,717	2,995,047	$10,225,561	$38,591,476
Reinvestment of distributions	539,420	551,080	6,683,417	6,842,418
Shares redeemed	(3,228,234)	(3,843,278)	(40,187,292)	(49,202,209)
Net increase (decrease)	(1,866,097)	(297,151)	$(23,278,314)	$(3,768,315)
Service Class 2
Shares sold	585,116	648,688	$7,331,492	$8,243,992
Reinvestment of distributions	1,534,656	1,564,994	18,922,308	19,299,008
Shares redeemed	(2,613,080)	(5,339,980)	(32,377,164)	(67,985,434)
Net increase (decrease)	(493,308)	(3,126,298)	$(6,123,364)	$(40,442,434)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	360,691	802,556	$5,753,511	$12,905,572
Reinvestment of distributions	223,662	160,505	3,594,247	2,553,584
Shares redeemed	(641,299)	(1,152,345)	(10,266,239)	(18,407,342)
Net increase (decrease)	(56,946)	(189,284)	$(918,481)	$(2,948,186)
Service Class
Shares sold	2,283,746	4,104,611	$36,377,278	$66,050,791
Reinvestment of distributions	436,025	313,381	6,976,395	4,969,981
Shares redeemed	(2,246,833)	(4,620,321)	(36,177,979)	(73,210,407)
Net increase (decrease)	472,938	(202,329)	$7,175,694	$(2,189,635)
Service Class 2
Shares sold	540,285	963,283	$8,561,308	$15,275,803
Reinvestment of distributions	246,387	171,133	3,915,095	2,691,213
Shares redeemed	(1,122,685)	(1,595,094)	(17,897,545)	(25,389,699)
Net increase (decrease)	(336,013)	(460,678)	$(5,421,142)	$(7,422,683)
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	1,115,774	2,429,792	$18,141,863	$39,677,916
Reinvestment of distributions	540,539	281,761	8,843,225	4,596,693
Shares redeemed	(1,279,517)	(1,764,008)	(20,739,356)	(28,938,630)
Net increase (decrease)	376,796	947,545	$6,245,732	$15,335,979
Service Class
Shares sold	3,724,064	6,345,375	$60,261,430	$104,407,309
Reinvestment of distributions	1,023,560	532,308	16,694,260	8,654,565
Shares redeemed	(2,813,750)	(5,147,020)	(45,864,383)	(83,033,096)
Net increase (decrease)	1,933,874	1,730,663	$31,091,307	$30,028,778
Service Class 2
Shares sold	1,128,905	1,699,229	$18,267,538	$27,634,128
Reinvestment of distributions	637,797	314,611	10,351,439	5,085,294
Shares redeemed	(1,491,612)	(2,573,104)	(24,262,244)	(42,102,443)
Net increase (decrease)	275,090	(559,264)	$4,356,733	$(9,383,021)
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	355,404	539,181	$9,769,638	$14,905,818
Reinvestment of distributions	106,328	56,996	2,946,349	1,559,140
Shares redeemed	(186,991)	(238,210)	(5,170,919)	(6,464,325)
Net increase (decrease)	274,741	357,967	$7,545,068	$10,000,633
Service Class
Shares sold	1,629,652	2,563,366	$44,452,649	$71,523,833
Reinvestment of distributions	364,391	193,512	10,057,180	5,270,497
Shares redeemed	(1,032,034)	(1,736,158)	(28,428,325)	(47,718,477)
Net increase (decrease)	962,009	1,020,720	$26,081,504	$29,075,853
Service Class 2
Shares sold	441,349	861,901	$12,051,163	$23,824,011
Reinvestment of distributions	282,531	156,222	7,738,525	4,211,409
Shares redeemed	(578,163)	(679,676)	(16,042,422)	(18,657,089)
Net increase (decrease)	145,717	338,447	$3,747,266	$9,378,331
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	384,598	840,567	$10,107,858	$22,592,849
Reinvestment of distributions	216,153	92,425	5,829,645	2,445,240
Shares redeemed	(369,147)	(420,346)	(9,865,714)	(11,316,844)
Net increase (decrease)	231,604	512,646	$6,071,789	$13,721,245
Service Class
Shares sold	1,472,717	2,285,320	$39,189,240	$61,889,922
Reinvestment of distributions	539,560	218,549	14,508,770	5,758,235
Shares redeemed	(665,639)	(1,693,644)	(17,887,825)	(45,331,621)
Net increase (decrease)	1,346,638	810,225	$35,810,185	$22,316,536
Service Class 2
Shares sold	222,024	454,054	$5,973,660	$12,115,198
Reinvestment of distributions	142,014	56,954	3,794,625	1,488,104
Shares redeemed	(240,935)	(286,277)	(6,450,514)	(7,693,420)
Net increase (decrease)	123,103	224,731	$3,317,771	$5,909,882
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	109,346	248,890	$2,952,681	$6,810,083
Reinvestment of distributions	58,832	24,011	1,621,411	644,337
Shares redeemed	(89,284)	(109,200)	(2,447,847)	(3,021,983)
Net increase (decrease)	78,894	163,701	$2,126,245	$4,432,437
Service Class
Shares sold	925,820	838,926	$24,888,226	$23,224,944
Reinvestment of distributions	133,210	53,561	3,656,612	1,431,254
Shares redeemed	(359,527)	(616,539)	(9,829,624)	(16,822,669)
Net increase (decrease)	699,503	275,948	$18,715,214	$7,833,529
Service Class 2
Shares sold	476,416	724,114	$12,827,928	$19,629,173
Reinvestment of distributions	288,952	117,865	7,876,845	3,116,925
Shares redeemed	(492,877)	(420,852)	(13,471,366)	(11,421,847)
Net increase (decrease)	272,491	421,127	$7,233,407	$11,324,251
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	205,866	537,589	$4,992,336	$13,359,347
Reinvestment of distributions	90,375	41,100	2,247,622	992,104
Shares redeemed	(178,876)	(454,781)	(4,430,885)	(11,108,842)
Net increase (decrease)	117,365	123,908	$2,809,073	$3,242,609
Service Class
Shares sold	472,927	780,515	$11,619,352	$19,389,175
Reinvestment of distributions	151,668	66,891	3,756,813	1,609,195
Shares redeemed	(427,980)	(520,035)	(10,633,629)	(12,919,038)
Net increase (decrease)	196,615	327,371	$4,742,536	$8,079,332
Service Class 2
Shares sold	338,578	654,132	$8,326,073	$15,977,764
Reinvestment of distributions	217,099	90,532	5,344,982	2,158,455
Shares redeemed	(291,345)	(466,286)	(7,188,030)	(11,461,812)
Net increase (decrease)	264,332	278,378	$6,483,025	$6,674,407
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	82,932	194,369	$1,144,615	$2,667,830
Reinvestment of distributions	19,804	7,661	276,665	105,165
Shares redeemed	(71,591)	(80,542)	(999,390)	(1,135,377)
Net increase (decrease)	31,145	121,488	$421,890	$1,637,618
Service Class
Shares sold	409,543	284,261	$5,556,195	$3,991,814
Reinvestment of distributions	35,801	12,346	499,430	168,172
Shares redeemed	(122,775)	(188,049)	(1,650,745)	(2,614,190)
Net increase (decrease)	322,569	108,558	$4,404,880	$1,545,796
Service Class 2
Shares sold	130,802	299,655	$1,801,432	$4,158,264
Reinvestment of distributions	50,294	18,368	699,082	248,909
Shares redeemed	(42,887)	(102,054)	(589,854)	(1,453,013)
Net increase (decrease)	138,209	215,969	$1,910,660	$2,954,160
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	45,186	131,915	$614,514	$1,799,085
Reinvestment of distributions	11,666	4,746	159,709	64,106
Shares redeemed	(98,996)	(60,081)	(1,373,558)	(825,218)
Net increase (decrease)	(42,144)	76,580	$(599,335)	$1,037,973
Service Class
Shares sold	175,078	513,380	$2,349,380	$7,166,128
Reinvestment of distributions	62,763	29,300	857,968	390,876
Shares redeemed	(377,273)	(593,023)	(5,109,308)	(7,925,941)
Net increase (decrease)	(139,432)	(50,343)	$(1,901,960)	$(368,937)
Service Class 2
Shares sold	159,429	222,528	$2,146,464	$3,031,935
Reinvestment of distributions	50,657	16,712	689,951	222,682
Shares redeemed	(33,409)	(28,199)	(437,882)	(390,268)
Net increase (decrease)	176,677	211,041	$2,398,533	$2,864,349
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	66,240	97,358	$900,076	$1,316,511
Reinvestment of distributions	6,586	1,944	90,421	26,469
Shares redeemed	(28,935)	(23,342)	(400,099)	(314,702)
Net increase (decrease)	43,891	75,960	$590,398	$1,028,278
Service Class
Shares sold	194,355	234,751	$2,642,082	$3,213,478
Reinvestment of distributions	17,697	4,861	242,627	65,687
Shares redeemed	(107,249)	(99,069)	(1,463,176)	(1,335,547)
Net increase (decrease)	104,803	140,543	$1,421,533	$1,943,618
Service Class 2
Shares sold	16,242	45,463	$217,695	$643,125
Reinvestment of distributions	4,537	1,145	62,110	15,465
Shares redeemed	(6,368)	(3,424)	(84,148)	(46,909)
Net increase (decrease)	14,411	43,184	$195,657	$611,681
VIP Freedom 2070 Portfolio
Initial Class
Shares sold	-	30,000	$-	$300,000
Net increase (decrease)	-	30,000	$-	$300,000
Service Class
Shares sold	9,637	10,000	$93,929	$100,000
Shares redeemed	(440)	-	(4,432)	-
Net increase (decrease)	9,197	10,000	$89,497	$100,000
Service Class 2
Shares sold	262	10,000	$2,694	$100,000
Shares redeemed	1	-	(5)	-
Net increase (decrease)	263	10,000	$2,689	$100,000

A Share transactions for VIP Freedom 2070 Portfolio are for the period July 1, 2024 (commencement of operations) through December 31, 2024.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %

VIP Freedom Income Portfolio	12%	3	61%
VIP Freedom 2010 Portfolio	-	1	82%
VIP Freedom 2015 Portfolio	24%	3	34%
VIP Freedom 2020 Portfolio	-	1	65%
VIP Freedom 2025 Portfolio	-	3	53%
VIP Freedom 2030 Portfolio	-	2	51%
VIP Freedom 2035 Portfolio	-	5	77%
VIP Freedom 2040 Portfolio	-	2	57%
VIP Freedom 2045 Portfolio	-	4	71%
VIP Freedom 2050 Portfolio	-	4	77%
VIP Freedom 2055 Portfolio	-	2	66%
VIP Freedom 2060 Portfolio	-	2	80%
VIP Freedom 2065 Portfolio	13%	2	60%
VIP Freedom 2070 Portfolio	84%	1	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	27%
VIP Investment Grade Bond II Portfolio	20%
VIP Overseas Portfolio	32%
VIP Value Portfolio	20%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Prior Fiscal Year Reorganization Information.
On June 7, 2024, VIP Freedom Income Portfolio acquired all of the assets and assumed all of the liabilities of VIP Freedom 2005 Portfolio ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the VIP Freedom Income Portfolio. The acquisition was accomplished by an exchange of each class of VIP Freedom Income Portfolio for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by VIP Freedom Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of VIP Freedom Income Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
VIP Freedom 2005 Portfolio	8,901,778	394,296
Initial Class			4,968,120	446,775	1.0339208633
Service Class			3,655,826	329,353	1.0437297297
Service Class 2			279,044	25,230	1.0365009042

Surviving Fund	Net Assets $	Total net assets after the acquisition $
VIP Freedom Income Portfolio	69,407,822	78,310,812

Pro forma results of operations of the combined entity for the entire period ended December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,977,729
Total net realized gain (loss)	1,095,342
Total change in net unrealized appreciation (depreciation)	(826,367)
Net increase (decrease) in net assets resulting from operations	$3,246,704

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the VIP Freedom Income Portfolio's Statement of Operations since June 7, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.819548.121
VIPFF2K-SANN-0825
Fidelity® Variable Insurance Products:

VIP Bond Index Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Bond Index Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	100,000	103,263
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	60,000	60,507
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	116,000	113,286
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	150,000	138,616
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	41,007	41,109
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	108,712	108,472
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	171,412	172,022
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,445
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	85,000	86,129
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	400,000	412,192
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	110,345
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	248,749
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	258,000	256,410
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	106,522	106,637
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	250,000	252,475
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	60,000	60,395
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	156,276	156,235
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	180,000	181,720
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	39,912	39,862
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	65,922	66,155
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	114,273	114,296
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	55,000	55,720
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	35,000	35,390
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	170,000	171,550
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	55,000	55,681
TOTAL UNITED STATES		3,348,661
TOTAL ASSET-BACKED SECURITIES (Cost $3,356,239)		3,348,661

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	264,280
Capital One NA 2.7% 2/6/2030	500,000	460,683
Truist Bank 3.3% 5/15/2026	200,000	198,053

TOTAL BANK NOTES (Cost $963,654)		923,016

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	59,274	58,827
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	360,000	313,155
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	89,080
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	220,000	193,985
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	281,000	297,167
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	36,000	33,716
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	130,000	126,521
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	410,000	354,770
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	438,829
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	91,549
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	50,000	52,770
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	835,000	876,364
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	90,000	88,827
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	1,000,000	983,226
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	123,000	122,057
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	185,989
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	186,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	151,492	148,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	130,000	127,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	20,000	19,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	80,000	79,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	124,000	120,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	300,000	287,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	680,000	628,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	770,000	673,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	590,000	515,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	590,000	517,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	890,000	778,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	700,000	613,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	100,000	88,386
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	200,000	179,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	200,000	178,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	705,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	125,000	124,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	420,000	433,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	380,000	378,108
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	260,000	241,151
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	11,508	11,315
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	416,251
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	100,000	91,853
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	100,000	87,717
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	70,000	74,973
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	335,617
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	186,203
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	538,000	507,639
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	90,000	82,717
TOTAL UNITED STATES		13,128,458
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,382,185)		13,128,458

Foreign Government and Government Agency Obligations - 1.6%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Province of Alberta 1.3% 7/22/2030	130,000	113,831
Province of Alberta 3.3% 3/15/2028	75,000	73,848
Province of British Columbia 4.2% 7/6/2033	140,000	137,367
Province of British Columbia 4.9% 4/24/2029	200,000	206,646
Province of Ontario 1.05% 5/21/2027	1,413,000	1,339,934
Province of Ontario 1.125% 10/7/2030	175,000	150,869
Province of Ontario 2.125% 1/21/2032	200,000	175,414
Province of Ontario 2.3% 6/15/2026	50,000	49,165
Province of Ontario 2.5% 4/27/2026	115,000	113,482
Province of Quebec 1.9% 4/21/2031	220,000	194,632
Province of Quebec 2.75% 4/12/2027	95,000	93,045
Province of Quebec 3.625% 4/13/2028	250,000	248,453
Province of Quebec 4.25% 9/5/2034	50,000	48,686
TOTAL CANADA		2,945,372
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	220,000	196,460
Chilean Republic 3.24% 2/6/2028	200,000	194,400
Chilean Republic 3.86% 6/21/2047	325,000	251,160
Chilean Republic 4.95% 1/5/2036	270,000	264,911
Chilean Republic 5.65% 1/13/2037	200,000	206,400
TOTAL CHILE		1,113,331
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	200,000	187,438
Indonesia Government 3.5% 2/14/2050	500,000	358,125
Indonesia Government 3.85% 10/15/2030	348,000	339,300
Indonesia Government 4.1% 4/24/2028	200,000	200,000
Indonesia Government 5.25% 1/15/2030	300,000	310,500
TOTAL INDONESIA		1,395,363
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	210,000	190,065
Israel Government 3.25% 1/17/2028	200,000	193,103
Israel Government 3.375% 1/15/2050	225,000	146,044
Israel Government 5.375% 2/19/2030	380,000	387,183
Israel Government 5.5% 3/12/2034	200,000	202,382
TOTAL ISRAEL		1,118,777
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	350,000	328,223
Italian Republic 4% 10/17/2049	200,000	145,727
TOTAL ITALY		473,950
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	174,179
KOREA (SOUTH) - 0.0%
Korean Republic 1% 9/16/2030	230,000	198,030
Korean Republic 4.5% 7/3/2029	200,000	203,346
TOTAL KOREA (SOUTH)		401,376
MEXICO - 0.5%
United Mexican States 3.25% 4/16/2030	1,471,000	1,356,262
United Mexican States 3.5% 2/12/2034	619,000	522,436
United Mexican States 4.5% 1/31/2050	480,000	351,000
United Mexican States 4.75% 3/8/2044	120,000	94,590
United Mexican States 4.75% 4/27/2032	387,000	368,424
United Mexican States 5.85% 7/2/2032	550,000	556,325
United Mexican States 6.05% 1/11/2040	170,000	161,986
United Mexican States 6.625% 1/29/2038	463,000	467,862
TOTAL MEXICO		3,878,885
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	721,600
Panamanian Republic 4.5% 4/16/2050	250,000	168,265
Panamanian Republic 6.7% 1/26/2036	100,000	99,400
TOTAL PANAMA		989,265
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	340,000	272,000
Peruvian Republic 2.78% 12/1/2060	100,000	53,700
Peruvian Republic 2.844% 6/20/2030	390,000	357,045
Peruvian Republic 3.55% 3/10/2051	170,000	116,620
Peruvian Republic 5.5% 3/30/2036	90,000	90,180
Peruvian Republic 5.875% 8/8/2054	70,000	67,592
Peruvian Republic 6.2% 6/30/2055	90,000	90,540
TOTAL PERU		1,047,677
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	600,000	388,725
Philippine Republic 3% 2/1/2028	200,000	193,200
Philippine Republic 4.75% 3/5/2035	200,000	196,200
Philippine Republic 5% 7/17/2033	200,000	201,400
Philippine Republic 5.17% 10/13/2027	200,000	203,800
Philippine Republic 6.375% 10/23/2034	100,000	110,250
Philippine Republic 9.5% 2/2/2030	110,000	132,567
TOTAL PHILIPPINES		1,426,142
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	73,000	72,435
Republic of Poland 4.625% 3/18/2029	230,000	233,163
Republic of Poland 4.875% 2/12/2030	150,000	152,522
Republic of Poland 5.125% 9/18/2034	150,000	150,300
Republic of Poland 5.375% 2/12/2035	150,000	152,850
Republic of Poland 5.5% 3/18/2054	100,000	92,500
Republic of Poland 5.5% 4/4/2053	100,000	93,025
TOTAL POLAND		946,795
URUGUAY - 0.1%
Uruguay Republic 5.442% 2/14/2037	80,000	81,960
Uruguay Republic 7.625% 3/21/2036	678,000	808,176
TOTAL URUGUAY		890,136
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $18,389,977)		16,801,248

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	195,000	128,087
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	80,000	69,188
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	40,000	29,702
State of California 7.55% 4/1/2039	145,000	173,780
State of California 7.6% 11/1/2040	350,000	422,039
		694,709
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	150,000	94,652
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	175,000	112,796
		207,448
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	75,000	78,867
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	75,000	85,007
		163,874
TOTAL CALIFORNIA		1,194,118
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	45,000	30,949
Illinois - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	436,275	437,577
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	250,000	275,609
TOTAL ILLINOIS		713,186
Massachusetts - 0.0%
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	100,000	84,417
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	100,000	79,310
TOTAL MASSACHUSETTS		163,727
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	80,000	62,742
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	74,230
TOTAL MICHIGAN		136,972
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	160,000	191,207
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	400,000	258,890
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	100,000	107,162
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	200,000	165,725
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	60,000	64,886
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	100,000	102,944
TOTAL NEW YORK		440,717
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	55,000	65,307
Texas - 0.0%
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	200,000	131,795
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	65,000	56,053
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	14,968
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	150,000	106,428
		177,449
TOTAL TEXAS		309,244
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	140,000	84,758
TOTAL MUNICIPAL SECURITIES (Cost $4,644,743)		3,589,075

Non-Convertible Corporate Bonds - 27.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
National Australia Bank Ltd/New York 4.966% 1/12/2026	260,000	260,781
Westpac Banking Corp 3.02% 11/18/2036 (b)	140,000	122,914
Westpac Banking Corp 3.133% 11/18/2041	60,000	43,688
Westpac Banking Corp 4.11% 7/24/2034 (b)	320,000	309,237
Westpac Banking Corp 4.354% 7/1/2030	230,000	230,473
		967,093
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 9/30/2043	176,000	166,785
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	90,000	92,161
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	40,000	40,833
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	120,000	72,884
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	120,000	117,692
Rio Tinto Finance USA PLC 4.875% 3/14/2030	90,000	91,721
Rio Tinto Finance USA PLC 5.25% 3/14/2035	180,000	183,147
Rio Tinto Finance USA PLC 5.75% 3/14/2055	45,000	45,056
		810,279
TOTAL AUSTRALIA		1,777,372
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.5% 6/1/2050	100,000	88,828
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	78,000	69,148
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	140,000	122,766
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	461,000	434,893
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	270,000	274,640
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	130,000	129,014
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	190,000	194,593

TOTAL BELGIUM		1,313,882
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	300,000	283,152
Vale Overseas Ltd 6.4% 6/28/2054	60,000	58,651
		341,803
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	298,000	275,948
TOTAL BRAZIL		617,751
CANADA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.1% 5/11/2033	100,000	100,082
Bell Canada 5.55% 2/15/2054	130,000	122,288
TELUS Corp 3.4% 5/13/2032	130,000	118,600
		340,970
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	130,000	120,803
Rogers Communications Inc 4.55% 3/15/2052	160,000	130,286
Rogers Communications Inc 5% 3/15/2044	20,000	17,811
Rogers Communications Inc 7.5% 8/15/2038	160,000	184,858
		453,758
TOTAL COMMUNICATION SERVICES		794,728

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	558,000	552,446
Canadian Natural Resources Ltd 4.95% 6/1/2047	19,000	16,223
Canadian Natural Resources Ltd 5% 12/15/2029 (c)	300,000	302,704
Cenovus Energy Inc 5.4% 6/15/2047	74,000	65,687
Enbridge Inc 2.5% 8/1/2033	100,000	83,092
Enbridge Inc 5.5% 12/1/2046	60,000	57,152
Enbridge Inc 5.625% 4/5/2034	140,000	143,838
Enbridge Inc 5.7% 3/8/2033	220,000	228,092
Enbridge Inc 7.2% 6/27/2054 (b)	90,000	92,461
Enbridge Inc 8.5% 1/15/2084 (b)	40,000	44,535
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	40,000	40,129
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	40,000	39,578
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	40,000	38,014
Suncor Energy Inc 4% 11/15/2047	179,000	132,326
TransCanada PipeLines Ltd 4.1% 4/15/2030	190,000	186,081
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	20,000	19,981
TransCanada PipeLines Ltd 7.625% 1/15/2039	231,000	269,535
		2,311,874
Financials - 0.4%
Banks - 0.3%
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	94,996
Bank of Montreal 5.266% 12/11/2026	300,000	304,227
Bank of Montreal 5.717% 9/25/2028	70,000	72,964
Bank of Nova Scotia/The 1.95% 2/2/2027	100,000	96,754
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	50,000	47,321
Bank of Nova Scotia/The 4.85% 2/1/2030	120,000	122,280
Bank of Nova Scotia/The 5.25% 6/12/2028	160,000	164,811
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	340,000	335,650
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	54,000	50,194
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	119,000	127,592
Royal Bank of Canada 3.625% 5/4/2027	190,000	188,171
Royal Bank of Canada 4.65% 1/27/2026	55,000	54,983
Royal Bank of Canada 4.65% 10/18/2030 (b)	20,000	20,035
Royal Bank of Canada 5% 5/2/2033	130,000	131,653
Royal Bank of Canada 5.15% 2/1/2034	180,000	184,394
Royal Bank of Canada 5.153% 2/4/2031 (b)	110,000	112,262
Royal Bank of Canada 6% 11/1/2027	100,000	103,921
Toronto Dominion Bank 1.95% 1/12/2027	100,000	96,677
Toronto Dominion Bank 2.45% 1/12/2032	90,000	78,519
Toronto Dominion Bank 4.456% 6/8/2032	200,000	196,319
Toronto Dominion Bank 5.156% 1/10/2028	360,000	367,352
		2,951,075
Capital Markets - 0.1%
Brookfield Finance Inc 2.724% 4/15/2031	312,000	282,096
Brookfield Finance Inc 4.85% 3/29/2029	80,000	80,733
Brookfield Finance Inc 5.813% 3/3/2055	100,000	97,789
Brookfield Finance Inc 5.968% 3/4/2054	50,000	49,899
Brookfield Finance Inc 6.35% 1/5/2034	30,000	32,184
		542,701
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	90,000	92,432
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)	50,000	50,694
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	70,000	68,565
Manulife Financial Corp 5.375% 3/4/2046	40,000	39,593
		251,284
TOTAL FINANCIALS		3,745,060

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	210,000	123,497
Canadian Pacific Railway Co 1.75% 12/2/2026	140,000	135,104
Canadian Pacific Railway Co 2.45% 12/2/2031	140,000	122,895
Canadian Pacific Railway Co 3.1% 12/2/2051	140,000	91,993
Canadian Pacific Railway Co 4.2% 11/15/2069	70,000	52,691
Canadian Pacific Railway Co 6.125% 9/15/2115	20,000	20,373
		546,553
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	76,000	75,126
TR Finance LLC 5.85% 4/15/2040	40,000	41,007
		116,133
TOTAL INDUSTRIALS		662,686

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.125% 3/15/2035	90,000	81,926
Nutrien Ltd 4.2% 4/1/2029	13,000	12,865
Nutrien Ltd 4.9% 3/27/2028	160,000	162,265
Nutrien Ltd 5% 4/1/2049	103,000	91,760
		348,816
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	163,000	156,889
TOTAL MATERIALS		505,705

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	120,000	105,363
TOTAL CANADA		8,125,416
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	240,000	212,242
Alibaba Group Holding Ltd 3.15% 2/9/2051	245,000	159,250

TOTAL CHINA		371,492
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 9% 3/1/2031 (b)	180,000	218,711
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 2.829% 1/10/2030	200,000	189,451
TotalEnergies Capital International SA 3.127% 5/29/2050	220,000	145,135
TotalEnergies Capital SA 5.15% 4/5/2034	40,000	40,956
TotalEnergies Capital SA 5.488% 4/5/2054	40,000	38,493
TotalEnergies Capital SA 5.638% 4/5/2064	30,000	29,081
		443,116
TOTAL FRANCE		661,827
GERMANY - 0.4%
Financials - 0.4%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	200,000	199,334
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	145,541
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	170,000	159,028
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	200,000	183,219
Deutsche Bank AG/New York NY 4.1% 1/13/2026	200,000	199,306
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	170,000	171,287
		1,057,715
Financial Services - 0.3%
KfW 0% 4/18/2036 (d)	200,000	124,594
KfW 0.375% 7/18/2025	2,072,000	2,068,035
KfW 2.875% 4/3/2028	14,000	13,700
KfW 3.875% 5/15/2028	1,000,000	1,004,579
KfW 4.75% 10/29/2030	170,000	177,122
		3,388,030
TOTAL GERMANY		4,445,745
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	60,000	56,707
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	250,000	243,569
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	150,000	119,940
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,747
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	220,000	220,877
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	200,000	200,044
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	150,000	150,919
		1,085,096
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	200,000	203,729
TOTAL IRELAND		1,288,825
JAPAN - 0.7%
Financials - 0.7%
Banks - 0.6%
Japan Bank for International Cooperation 0.625% 7/15/2025	750,000	748,851
Japan Bank for International Cooperation 1.25% 1/21/2031	580,000	498,676
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	210,000	203,346
Mitsubishi UFJ Financial Group Inc 3.287% 7/25/2027	150,000	147,417
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	290,000	249,775
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	150,000	139,260
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	250,000	256,022
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	200,000	204,544
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	285,000	276,680
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	400,000	407,406
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	300,000	308,626
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	310,000	321,864
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	400,000	399,760
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	800,000	775,399
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	185,735
Sumitomo Mitsui Financial Group Inc 3.352% 10/18/2027	80,000	78,516
Sumitomo Mitsui Financial Group Inc 3.364% 7/12/2027	80,000	78,762
Sumitomo Mitsui Financial Group Inc 3.784% 3/9/2026	640,000	637,795
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	500,000	514,990
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	40,000	42,662
		6,476,086
Capital Markets - 0.1%
Nomura Holdings Inc 3.103% 1/16/2030	623,000	581,968
TOTAL FINANCIALS		7,058,054

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	200,000	179,119
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	272,000	203,391
		382,510
TOTAL JAPAN		7,440,564
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 4% 9/11/2029	300,000	297,753
Export-Import Bank of Korea 5.125% 9/18/2028	380,000	391,063
Korea Development Bank/The 1.625% 1/19/2031	200,000	174,703

TOTAL KOREA (SOUTH)		863,519
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	40,000	40,352
ArcelorMittal SA 6.75% 3/1/2041 (b)	20,000	21,073
ArcelorMittal SA 6.8% 11/29/2032	80,000	87,933

TOTAL LUXEMBOURG		149,358
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	440,000	425,579
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	80,000	74,200
Southern Copper Corp 5.875% 4/23/2045	30,000	29,505
Southern Copper Corp 6.75% 4/16/2040	50,000	54,594
		158,299
TOTAL MEXICO		583,878
MULTI-NATIONAL - 0.7%
Financials - 0.7%
Banks - 0.5%
African Development Bank 0.875% 7/22/2026	160,000	154,879
Asian Development Bank 0.75% 10/8/2030	100,000	85,165
Asian Development Bank 1.875% 1/24/2030	610,000	560,242
Asian Development Bank 4.5% 8/25/2028	220,000	224,781
Asian Development Bank 5.82% 6/16/2028	110,000	115,842
Corp Andina de Fomento 4.125% 1/7/2028	59,000	58,993
Corp Andina de Fomento 5% 1/24/2029	170,000	174,401
European Investment Bank 0.75% 9/23/2030	250,000	213,514
European Investment Bank 0.875% 5/17/2030	18,000	15,646
European Investment Bank 1.75% 3/15/2029	1,350,000	1,256,619
European Investment Bank 3.75% 2/14/2033	100,000	97,973
European Investment Bank 4.875% 2/15/2036	110,000	115,143
Inter-American Development Bank 1.125% 1/13/2031	290,000	250,001
Inter-American Development Bank 2.25% 6/18/2029	1,029,000	970,230
Inter-American Development Bank 4.375% 1/24/2044	39,000	36,163
		4,329,592
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	110,000	110,218
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.5% 10/28/2025	218,000	215,253
International Bank for Reconstruction & Development 0.75% 8/26/2030	160,000	136,819
International Bank for Reconstruction & Development 0.875% 5/14/2030	176,000	152,981
International Bank for Reconstruction & Development 1.25% 2/10/2031	110,000	95,271
International Bank for Reconstruction & Development 2.5% 11/22/2027	92,000	89,385
International Bank for Reconstruction & Development 3.625% 9/21/2029	260,000	258,127
International Bank for Reconstruction & Development 4% 7/25/2030	500,000	503,134
International Bank for Reconstruction & Development 4.75% 11/14/2033	290,000	301,474
International Bank for Reconstruction & Development 4.75% 2/15/2035	520,000	537,427
International Finance Corp 0.75% 8/27/2030	60,000	51,331
		2,341,202
TOTAL MULTI-NATIONAL		6,781,012
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA/NY 5.041% 3/5/2027	300,000	304,491
ING Groep NV 2.727% 4/1/2032 (b)	200,000	179,721
ING Groep NV 5.066% 3/25/2031 (b)	450,000	457,702
		941,914
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	270,000	234,973
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	90,000	89,746
		324,719
TOTAL NETHERLANDS		1,266,633
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	357,000	340,703
Equinor ASA 3.25% 11/18/2049	160,000	111,843
Equinor ASA 3.625% 9/10/2028	120,000	118,340

TOTAL NORWAY		570,886
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,240
Telefonica Emisiones SA 5.213% 3/8/2047	250,000	221,184
		370,424
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	206,921
Banco Santander SA 2.749% 12/3/2030	200,000	178,103
Banco Santander SA 2.958% 3/25/2031	200,000	182,580
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	412,440
Banco Santander SA 6.607% 11/7/2028	200,000	213,342
		1,193,386
TOTAL SPAIN		1,563,810
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	400,000	389,257
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	130,000	148,034
UBS AG/Stamford CT 4.864% 1/10/2028 (b)(e)	380,000	383,089
UBS Group AG 4.55% 4/17/2026	580,000	580,105
		1,111,228
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	30,000	26,228
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.625% 2/1/2030	120,000	121,312
TOTAL SWITZERLAND		1,258,768
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Media - 0.0%
RELX Capital Inc 4% 3/18/2029	130,000	129,012
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.375% 5/30/2028	97,000	98,740
Vodafone Group PLC 5.25% 5/30/2048	170,000	156,214
Vodafone Group PLC 5.875% 6/28/2064	150,000	144,212
Vodafone Group PLC 6.15% 2/27/2037	139,000	149,195
		548,361
TOTAL COMMUNICATION SERVICES		677,373

Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	200,000	198,519
Diageo Capital PLC 2% 4/29/2030	200,000	179,908
		378,427
Food Products - 0.1%
Unilever Capital Corp 1.375% 9/14/2030	135,000	117,164
Unilever Capital Corp 2% 7/28/2026	280,000	273,708
Unilever Capital Corp 5.9% 11/15/2032	140,000	152,634
		543,506
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	130,000	127,915
BAT Capital Corp 4.39% 8/15/2037	621,000	555,309
BAT Capital Corp 4.54% 8/15/2047	213,000	172,066
BAT Capital Corp 6.343% 8/2/2030	40,000	43,103
		898,393
TOTAL CONSUMER STAPLES		1,820,326

Financials - 1.0%
Banks - 1.0%
Barclays PLC 2.279% 11/24/2027 (b)	400,000	387,890
Barclays PLC 2.894% 11/24/2032 (b)	730,000	646,076
Barclays PLC 5.088% 6/20/2030 (b)	726,000	729,499
Barclays PLC 5.367% 2/25/2031 (b)	200,000	204,296
Barclays PLC 5.501% 8/9/2028 (b)	220,000	224,381
Barclays PLC 5.785% 2/25/2036 (b)	200,000	204,418
HSBC Holdings PLC 2.848% 6/4/2031 (b)	380,000	347,267
HSBC Holdings PLC 2.871% 11/22/2032 (b)	200,000	176,920
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,260,000	1,258,748
HSBC Holdings PLC 5.13% 3/3/2031 (b)	300,000	304,006
HSBC Holdings PLC 5.24% 5/13/2031 (b)	200,000	203,637
HSBC Holdings PLC 5.402% 8/11/2033 (b)	250,000	256,434
HSBC Holdings PLC 5.597% 5/17/2028 (b)	290,000	295,431
HSBC Holdings PLC 6.1% 1/14/2042	190,000	201,152
HSBC Holdings PLC 6.254% 3/9/2034 (b)	210,000	224,692
HSBC Holdings PLC 6.8% 6/1/2038	449,000	486,731
HSBC Holdings PLC 7.39% 11/3/2028 (b)	220,000	233,638
HSBC Holdings PLC 8.113% 11/3/2033 (b)	200,000	230,887
Lloyds Banking Group PLC 4.582% 12/10/2025	1,518,000	1,516,501
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	202,628
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	500,000	519,276
NatWest Group PLC 3.073% 5/22/2028 (b)	290,000	282,774
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	305,392
NatWest Group PLC 5.808% 9/13/2029 (b)	260,000	270,020
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	201,764
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	200,000	208,744
		10,123,202
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	290,000	282,282
Astrazeneca Finance LLC 2.25% 5/28/2031	440,000	393,795
Astrazeneca Finance LLC 4.875% 3/3/2033	110,000	111,807
Astrazeneca PLC 4.375% 11/16/2045	45,000	39,168
Astrazeneca PLC 4.375% 8/17/2048	50,000	42,716
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	130,000	129,409
		999,177
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.809% 6/12/2033	70,000	73,570
TOTAL UNITED KINGDOM		13,693,648
UNITED STATES - 21.9%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	200,000	187,625
AT&T Inc 2.25% 2/1/2032	50,000	43,032
AT&T Inc 2.75% 6/1/2031	300,000	272,012
AT&T Inc 3.3% 2/1/2052	50,000	33,056
AT&T Inc 3.5% 6/1/2041	1,000,000	784,466
AT&T Inc 3.5% 9/15/2053	347,000	234,870
AT&T Inc 3.55% 9/15/2055	340,000	229,414
AT&T Inc 3.65% 6/1/2051	280,000	198,924
AT&T Inc 3.65% 9/15/2059	257,000	172,422
AT&T Inc 3.8% 2/15/2027	43,000	42,673
AT&T Inc 3.85% 6/1/2060	250,000	174,804
AT&T Inc 4.1% 2/15/2028	143,000	142,404
AT&T Inc 4.65% 6/1/2044	40,000	34,503
Sprint Capital Corp 8.75% 3/15/2032	120,000	145,571
Verizon Communications Inc 1.5% 9/18/2030	270,000	233,205
Verizon Communications Inc 2.1% 3/22/2028	540,000	511,644
Verizon Communications Inc 2.355% 3/15/2032	9,000	7,758
Verizon Communications Inc 2.65% 11/20/2040	60,000	42,328
Verizon Communications Inc 2.987% 10/30/2056	227,000	136,621
Verizon Communications Inc 3% 11/20/2060	230,000	135,568
Verizon Communications Inc 3.55% 3/22/2051	500,000	357,489
Verizon Communications Inc 3.875% 2/8/2029	210,000	207,378
Verizon Communications Inc 4% 3/22/2050	114,000	86,816
Verizon Communications Inc 4.125% 8/15/2046	54,000	43,451
Verizon Communications Inc 4.272% 1/15/2036	276,000	255,140
Verizon Communications Inc 5.012% 8/21/2054	38,000	33,768
Verizon Communications Inc 5.401% 7/2/2037 (c)	815,000	819,914
		5,566,856
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	140,000	142,712
Walt Disney Co/The 2% 9/1/2029	50,000	45,910
Walt Disney Co/The 2.65% 1/13/2031	200,000	184,379
Walt Disney Co/The 2.75% 9/1/2049	100,000	62,941
Walt Disney Co/The 3.5% 5/13/2040	30,000	24,625
Walt Disney Co/The 3.6% 1/13/2051	30,000	22,159
Walt Disney Co/The 3.8% 3/22/2030	110,000	108,306
Walt Disney Co/The 3.8% 5/13/2060	120,000	87,543
Walt Disney Co/The 4.7% 3/23/2050	100,000	89,291
		767,866
Interactive Media & Services - 0.1%
Alphabet Inc 1.1% 8/15/2030	200,000	172,776
Alphabet Inc 1.9% 8/15/2040	264,000	177,305
Alphabet Inc 2.05% 8/15/2050	170,000	94,918
Alphabet Inc 4% 5/15/2030	30,000	30,022
Alphabet Inc 4.5% 5/15/2035	10,000	9,869
Alphabet Inc 5.25% 5/15/2055	10,000	9,849
Meta Platforms Inc 3.5% 8/15/2027	60,000	59,426
Meta Platforms Inc 3.85% 8/15/2032	60,000	57,705
Meta Platforms Inc 4.3% 8/15/2029	100,000	100,912
Meta Platforms Inc 4.45% 8/15/2052	150,000	126,466
Meta Platforms Inc 4.6% 5/15/2028	70,000	71,283
Meta Platforms Inc 4.75% 8/15/2034	70,000	70,328
Meta Platforms Inc 4.95% 5/15/2033	100,000	102,539
Meta Platforms Inc 5.4% 8/15/2054	150,000	146,286
Meta Platforms Inc 5.55% 8/15/2064	140,000	136,813
Meta Platforms Inc 5.6% 5/15/2053	60,000	59,999
		1,426,496
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	50,000	46,049
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	120,000	87,059
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	80,000	53,289
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	100,000	98,151
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	260,000	167,522
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	48,000	47,580
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	100,000	80,007
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	60,000	49,888
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	42,000	39,582
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	190,000	164,903
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	150,000	152,871
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	621,000	652,242
Comcast Corp 2.35% 1/15/2027	260,000	252,937
Comcast Corp 2.45% 8/15/2052	135,000	73,602
Comcast Corp 2.65% 2/1/2030	80,000	74,315
Comcast Corp 2.8% 1/15/2051	180,000	107,930
Comcast Corp 2.887% 11/1/2051	179,000	108,935
Comcast Corp 2.937% 11/1/2056	385,000	226,053
Comcast Corp 2.987% 11/1/2063	305,000	171,498
Comcast Corp 3.4% 4/1/2030	87,000	83,420
Comcast Corp 3.55% 5/1/2028	76,000	74,730
Comcast Corp 3.75% 4/1/2040	31,000	25,733
Comcast Corp 3.9% 3/1/2038	50,000	43,487
Comcast Corp 3.969% 11/1/2047	350,000	269,864
Comcast Corp 4.049% 11/1/2052	146,000	109,831
Comcast Corp 4.55% 1/15/2029	110,000	111,221
Comcast Corp 5.3% 5/15/2035	150,000	152,838
Comcast Corp 5.35% 5/15/2053 (e)	110,000	101,927
Comcast Corp 5.5% 5/15/2064	20,000	18,626
Discovery Communications LLC 3.625% 5/15/2030	220,000	194,227
Discovery Communications LLC 5.2% 9/20/2047	1,000	719
Fox Corp 4.709% 1/25/2029	34,000	34,278
Fox Corp 5.476% 1/25/2039	189,000	184,978
Fox Corp 5.576% 1/25/2049	23,000	21,581
Paramount Global 4.2% 6/1/2029	210,000	204,299
Paramount Global 4.95% 1/15/2031	190,000	184,742
Paramount Global 5.85% 9/1/2043	363,000	315,926
Time Warner Cable LLC 5.5% 9/1/2041	351,000	319,153
TWDC Enterprises 18 Corp 2.95% 6/15/2027	98,000	96,289
TWDC Enterprises 18 Corp 3% 2/13/2026	210,000	208,387
TWDC Enterprises 18 Corp 3% 7/30/2046	100,000	67,425
Warnermedia Holdings Inc 3.755% 3/15/2027	32,000	31,120
Warnermedia Holdings Inc 4.279% 3/15/2032	366,000	307,898
Warnermedia Holdings Inc 5.05% 3/15/2042	100,000	67,375
Warnermedia Holdings Inc 5.141% 3/15/2052	25,000	15,437
		5,899,924
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3% 2/15/2041 (e)	529,000	387,099
T-Mobile USA Inc 3.6% 11/15/2060	210,000	140,027
T-Mobile USA Inc 3.75% 4/15/2027	80,000	79,165
T-Mobile USA Inc 3.875% 4/15/2030	80,000	77,697
T-Mobile USA Inc 4.375% 4/15/2040	74,000	65,571
T-Mobile USA Inc 4.5% 4/15/2050	80,000	66,148
T-Mobile USA Inc 4.8% 7/15/2028	125,000	126,675
T-Mobile USA Inc 5.05% 7/15/2033	125,000	125,847
T-Mobile USA Inc 5.2% 1/15/2033	605,000	616,287
T-Mobile USA Inc 5.65% 1/15/2053	55,000	53,211
T-Mobile USA Inc 5.8% 9/15/2062	170,000	166,523
		1,904,250
TOTAL COMMUNICATION SERVICES		15,565,392

Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	400,000	398,957
Lear Corp 5.25% 5/15/2049 (e)	50,000	42,955
		441,912
Automobiles - 0.3%
American Honda Finance Corp 1% 9/10/2025	220,000	218,562
American Honda Finance Corp 1.2% 7/8/2025	330,000	329,776
American Honda Finance Corp 4.8% 3/5/2030	60,000	60,476
American Honda Finance Corp 4.9% 1/10/2034 (e)	130,000	128,638
American Honda Finance Corp 5.125% 7/7/2028	60,000	61,218
American Honda Finance Corp 5.2% 3/5/2035	30,000	29,836
American Honda Finance Corp 5.65% 11/15/2028	160,000	166,226
Ford Motor Co 3.25% 2/12/2032	30,000	25,293
Ford Motor Co 4.75% 1/15/2043	130,000	99,963
Ford Motor Co 5.291% 12/8/2046	110,000	88,813
Ford Motor Co 6.1% 8/19/2032	270,000	269,621
General Motors Co 5.4% 10/15/2029	100,000	102,097
General Motors Co 5.4% 4/1/2048	40,000	34,744
General Motors Co 5.95% 4/1/2049	290,000	271,081
General Motors Co 6.125% 10/1/2025	283,000	283,504
General Motors Co 6.75% 4/1/2046	69,000	70,454
General Motors Financial Co Inc 5.45% 7/15/2030	100,000	101,404
General Motors Financial Co Inc 5.6% 6/18/2031	80,000	81,595
General Motors Financial Co Inc 5.65% 1/17/2029	250,000	255,352
General Motors Financial Co Inc 5.8% 6/23/2028	410,000	422,284
General Motors Financial Co Inc 6.1% 1/7/2034	70,000	72,046
General Motors Financial Co Inc 6.4% 1/9/2033	100,000	105,216
		3,278,199
Broadline Retail - 0.2%
Amazon.com Inc 1% 5/12/2026	6,000	5,843
Amazon.com Inc 2.1% 5/12/2031	105,000	93,226
Amazon.com Inc 2.5% 6/3/2050	110,000	66,111
Amazon.com Inc 2.7% 6/3/2060	160,000	91,890
Amazon.com Inc 2.875% 5/12/2041	220,000	164,178
Amazon.com Inc 3.1% 5/12/2051	105,000	70,784
Amazon.com Inc 3.15% 8/22/2027	460,000	452,507
Amazon.com Inc 3.875% 8/22/2037	440,000	398,002
Amazon.com Inc 4.05% 8/22/2047	280,000	230,989
eBay Inc 4% 7/15/2042	40,000	32,415
eBay Inc 5.95% 11/22/2027	170,000	176,579
		1,782,524
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	130,000	97,139
Duke University 2.832% 10/1/2055	30,000	18,308
George Washington University/The 4.126% 9/15/2048	100,000	80,619
Massachusetts Institute of Technology 2.989% 7/1/2050	250,000	167,896
Massachusetts Institute of Technology 3.067% 4/1/2052	200,000	132,770
Northwestern University 3.662% 12/1/2057	100,000	70,963
President and Fellows of Harvard College 2.517% 10/15/2050	130,000	78,861
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	210,000	207,512
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	20,000	16,398
University of Chicago/The 3% 10/1/2052	100,000	66,579
University of Southern California 2.945% 10/1/2051	240,000	153,369
		1,090,414
Hotels, Restaurants & Leisure - 0.3%
Booking Holdings Inc 4.625% 4/13/2030	100,000	101,149
Expedia Group Inc 3.8% 2/15/2028	50,000	49,260
Expedia Group Inc 4.625% 8/1/2027	130,000	130,528
Expedia Group Inc 5% 2/15/2026	160,000	160,154
Las Vegas Sands Corp 5.625% 6/15/2028	260,000	265,209
Marriott International Inc/MD 3.125% 6/15/2026 (e)	390,000	385,285
Marriott International Inc/MD 4.875% 5/15/2029	300,000	304,213
Marriott International Inc/MD 5.35% 3/15/2035	100,000	100,818
Marriott International Inc/MD 5.5% 4/15/2037	80,000	80,013
McDonald's Corp 2.125% 3/1/2030	400,000	362,986
McDonald's Corp 2.625% 9/1/2029	150,000	140,819
McDonald's Corp 3.3% 7/1/2025	32,000	32,000
McDonald's Corp 3.5% 7/1/2027	91,000	89,879
McDonald's Corp 3.6% 7/1/2030	340,000	328,902
McDonald's Corp 3.625% 5/1/2043	20,000	15,428
McDonald's Corp 3.8% 4/1/2028	84,000	83,311
McDonald's Corp 4.2% 4/1/2050	80,000	63,515
McDonald's Corp 4.7% 12/9/2035	109,000	106,311
McDonald's Corp 5.15% 9/9/2052	50,000	45,786
Starbucks Corp 2.55% 11/15/2030	597,000	541,083
Starbucks Corp 4.5% 11/15/2048 (e)	70,000	58,074
Starbucks Corp 5.4% 5/15/2035	60,000	61,136
		3,505,859
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	50,000	49,432
DR Horton Inc 5.5% 10/15/2035	30,000	30,548
PulteGroup Inc 5% 1/15/2027	190,000	191,375
Toll Brothers Finance Corp 4.35% 2/15/2028	60,000	59,680
		331,035
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	70,000	65,153
Hasbro Inc 3.55% 11/19/2026 (e)	190,000	187,341
Hasbro Inc 3.9% 11/19/2029	30,000	28,928
		281,422
Specialty Retail - 0.5%
AutoNation Inc 1.95% 8/1/2028	100,000	92,710
AutoZone Inc 4% 4/15/2030	150,000	146,856
AutoZone Inc 4.75% 2/1/2033	40,000	39,570
AutoZone Inc 5.1% 7/15/2029	10,000	10,249
AutoZone Inc 5.165% 6/15/2030	50,000	51,263
AutoZone Inc 5.4% 7/15/2034	10,000	10,238
Home Depot Inc/The 2.7% 4/15/2030	146,000	136,337
Home Depot Inc/The 2.8% 9/14/2027	84,000	81,854
Home Depot Inc/The 2.95% 6/15/2029	686,000	656,454
Home Depot Inc/The 3.125% 12/15/2049	20,000	13,496
Home Depot Inc/The 3.35% 4/15/2050	100,000	70,087
Home Depot Inc/The 3.5% 9/15/2056	50,000	34,774
Home Depot Inc/The 3.9% 6/15/2047	29,000	22,847
Home Depot Inc/The 4.25% 4/1/2046	104,000	87,152
Home Depot Inc/The 4.5% 12/6/2048	90,000	77,195
Home Depot Inc/The 4.95% 6/25/2034	200,000	202,410
Home Depot Inc/The 5.3% 6/25/2054	250,000	240,010
Home Depot Inc/The 5.875% 12/16/2036	110,000	117,963
Lowe's Cos Inc 3.5% 4/1/2051	300,000	205,480
Lowe's Cos Inc 3.65% 4/5/2029	80,000	78,135
Lowe's Cos Inc 4.05% 5/3/2047	53,000	41,299
Lowe's Cos Inc 5% 4/15/2033 (e)	470,000	474,955
Lowe's Cos Inc 5.75% 7/1/2053	30,000	29,329
Lowe's Cos Inc 5.85% 4/1/2063	110,000	107,387
O'Reilly Automotive Inc 3.6% 9/1/2027	260,000	256,509
TJX Cos Inc/The 3.875% 4/15/2030	687,000	677,833
		3,962,392
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.85% 3/27/2030	570,000	536,973
NIKE Inc 3.375% 3/27/2050	40,000	28,346
Tapestry Inc 5.1% 3/11/2030	50,000	50,651
Tapestry Inc 5.5% 3/11/2035	50,000	50,193
		666,163
TOTAL CONSUMER DISCRETIONARY		15,339,920

Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Co/The 1.45% 6/1/2027	30,000	28,633
Coca-Cola Co/The 1.65% 6/1/2030	30,000	26,608
Coca-Cola Co/The 2.25% 1/5/2032 (e)	240,000	212,437
Coca-Cola Co/The 2.5% 6/1/2040	30,000	21,873
Coca-Cola Co/The 2.6% 6/1/2050	30,000	18,496
Coca-Cola Co/The 2.75% 6/1/2060	30,000	17,873
Coca-Cola Co/The 2.875% 5/5/2041	150,000	112,706
Coca-Cola Co/The 3.45% 3/25/2030	186,000	180,635
Coca-Cola Co/The 4.2% 3/25/2050	150,000	124,936
Coca-Cola Co/The 5% 5/13/2034	50,000	51,486
Coca-Cola Co/The 5.2% 1/14/2055	120,000	114,879
Constellation Brands Inc 3.6% 2/15/2028	63,000	61,884
Constellation Brands Inc 3.75% 5/1/2050	90,000	65,470
Constellation Brands Inc 5.25% 11/15/2048	50,000	45,914
Keurig Dr Pepper Inc 2.55% 9/15/2026	50,000	49,006
Keurig Dr Pepper Inc 3.8% 5/1/2050	190,000	140,494
Keurig Dr Pepper Inc 4.6% 5/15/2030	50,000	50,254
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,863
Keurig Dr Pepper Inc 5.15% 5/15/2035	50,000	49,893
Molson Coors Beverage Co 4.2% 7/15/2046	92,000	73,398
PepsiCo Inc 1.4% 2/25/2031	440,000	377,336
PepsiCo Inc 1.625% 5/1/2030	267,000	237,034
PepsiCo Inc 2.75% 10/21/2051	90,000	56,149
PepsiCo Inc 4% 3/5/2042	190,000	160,749
PepsiCo Inc 4% 5/2/2047	116,000	94,093
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034	50,000	49,754
		2,439,853
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	395,000	376,705
Dollar General Corp 3.5% 4/3/2030	40,000	37,965
Dollar General Corp 5% 11/1/2032	110,000	110,363
Dollar General Corp 5.45% 7/5/2033	40,000	40,904
Kroger Co/The 1.7% 1/15/2031	400,000	345,317
Kroger Co/The 2.65% 10/15/2026	230,000	225,335
Kroger Co/The 3.7% 8/1/2027	100,000	99,105
Kroger Co/The 5.4% 1/15/2049	28,000	26,172
Kroger Co/The 5.5% 9/15/2054	80,000	75,940
Kroger Co/The 5.65% 9/15/2064	90,000	85,197
Sysco Corp 3.3% 2/15/2050	50,000	33,467
Sysco Corp 4.45% 3/15/2048	52,000	43,202
Sysco Corp 6.6% 4/1/2050	220,000	238,282
Target Corp 2.65% 9/15/2030	77,000	71,137
Target Corp 2.95% 1/15/2052	100,000	63,299
Target Corp 3.9% 11/15/2047	40,000	30,830
Target Corp 4% 7/1/2042	15,000	12,566
Target Corp 4.35% 6/15/2028	100,000	100,601
Target Corp 5.25% 2/15/2036	140,000	141,302
Walmart Inc 1.8% 9/22/2031	80,000	69,694
Walmart Inc 3.05% 7/8/2026	10,000	9,900
Walmart Inc 3.625% 12/15/2047	20,000	15,524
Walmart Inc 3.7% 6/26/2028	170,000	169,400
Walmart Inc 3.9% 4/15/2028	250,000	250,280
Walmart Inc 3.95% 6/28/2038	150,000	137,671
Walmart Inc 4.05% 6/29/2048	80,000	66,224
Walmart Inc 4.1% 4/15/2033	350,000	341,871
Walmart Inc 4.5% 4/15/2053	70,000	61,310
		3,279,563
Food Products - 0.4%
Archer-Daniels-Midland Co 2.5% 8/11/2026 (e)	450,000	441,974
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	97,966
Bunge Ltd Fin Corp 4.2% 9/17/2029	60,000	59,335
Bunge Ltd Fin Corp 4.65% 9/17/2034	60,000	58,216
Conagra Brands Inc 4.85% 11/1/2028	190,000	191,840
Conagra Brands Inc 5.3% 11/1/2038	13,000	12,441
Conagra Brands Inc 5.4% 11/1/2048	60,000	54,082
General Mills Inc 2.875% 4/15/2030	40,000	37,209
General Mills Inc 3% 2/1/2051	80,000	51,087
General Mills Inc 4.2% 4/17/2028	89,000	88,888
General Mills Inc 4.7% 4/17/2048	20,000	17,151
General Mills Inc 4.875% 1/30/2030	150,000	152,500
Hormel Foods Corp 3.05% 6/3/2051	40,000	26,228
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (c)	50,000	50,166
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (c)(e)	40,000	41,064
JM Smucker Co 4.375% 3/15/2045	20,000	16,337
JM Smucker Co 6.2% 11/15/2033	270,000	289,788
Kellanova 3.25% 4/1/2026	200,000	198,410
Kellanova 4.5% 4/1/2046	32,000	27,353
Kraft Heinz Foods Co 3.75% 4/1/2030	220,000	212,949
Kraft Heinz Foods Co 4.375% 6/1/2046	140,000	113,264
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	89,700
Kraft Heinz Foods Co 5% 7/15/2035	150,000	148,380
Kraft Heinz Foods Co 5.2% 3/15/2032	130,000	132,358
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	100,778
Mondelez International Inc 4.125% 5/7/2028	270,000	270,060
Pilgrim's Pride Corp 3.5% 3/1/2032	100,000	90,025
The Campbell's Company 4.15% 3/15/2028	80,000	79,695
The Campbell's Company 4.75% 3/23/2035	100,000	96,074
The Campbell's Company 4.8% 3/15/2048	60,000	52,242
Tyson Foods Inc 4% 3/1/2026	170,000	169,455
Tyson Foods Inc 4.875% 8/15/2034	70,000	68,205
Tyson Foods Inc 5.1% 9/28/2048	50,000	44,783
		3,580,003
Household Products - 0.1%
Church & Dwight Co Inc 5% 6/15/2052	40,000	36,002
Colgate-Palmolive Co 3.1% 8/15/2027	430,000	422,953
Kimberly-Clark Corp 1.05% 9/15/2027	110,000	103,371
Kimberly-Clark Corp 3.05% 8/15/2025	490,000	489,031
Kimberly-Clark Corp 3.1% 3/26/2030	22,000	20,972
Kimberly-Clark Corp 6.625% 8/1/2037	40,000	46,100
Procter & Gamble Co/The 3% 3/25/2030	105,000	100,195
Procter & Gamble Co/The 3.55% 3/25/2040	160,000	136,519
		1,355,143
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031 (e)	200,000	174,139
Estee Lauder Cos Inc/The 4.375% 6/15/2045	100,000	81,742
Kenvue Inc 4.9% 3/22/2033	65,000	65,962
Kenvue Inc 5.05% 3/22/2028	65,000	66,564
Kenvue Inc 5.05% 3/22/2053	65,000	60,459
Kenvue Inc 5.2% 3/22/2063	50,000	46,256
		495,122
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	110,000	107,863
Altria Group Inc 3.4% 5/6/2030	300,000	284,897
Altria Group Inc 3.7% 2/4/2051	110,000	76,126
Altria Group Inc 3.875% 9/16/2046	38,000	28,104
Altria Group Inc 4.45% 5/6/2050	80,000	62,605
Altria Group Inc 4.8% 2/14/2029	120,000	121,331
Altria Group Inc 5.625% 2/6/2035	150,000	152,908
Altria Group Inc 5.8% 2/14/2039	100,000	101,317
Altria Group Inc 5.95% 2/14/2049	30,000	29,834
Altria Group Inc 6.2% 11/1/2028	70,000	73,891
Philip Morris International Inc 3.125% 3/2/2028	54,000	52,601
Philip Morris International Inc 4.375% 11/15/2041 (e)	265,000	230,980
Philip Morris International Inc 4.625% 11/1/2029	30,000	30,280
Philip Morris International Inc 4.875% 2/15/2028	30,000	30,505
Philip Morris International Inc 4.9% 11/1/2034	30,000	29,856
Philip Morris International Inc 5.125% 2/15/2030	190,000	195,477
Philip Morris International Inc 5.375% 2/15/2033	100,000	103,272
Philip Morris International Inc 6.375% 5/16/2038	100,000	111,011
		1,822,858
TOTAL CONSUMER STAPLES		12,972,542

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	172,000	134,252
Halliburton Co 4.5% 11/15/2041	200,000	171,393
Halliburton Co 4.85% 11/15/2035	100,000	96,245
NOV Inc 3.6% 12/1/2029	110,000	105,512
		507,402
Oil, Gas & Consumable Fuels - 1.4%
APA Corp 5.25% 2/1/2042 (c)	43,000	34,396
APA Corp 6.75% 2/15/2055 (c)	20,000	18,892
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	70,000	67,529
Cheniere Energy Partners LP 4.5% 10/1/2029	150,000	148,394
Chevron Corp 1.995% 5/11/2027	80,000	77,257
Chevron Corp 2.236% 5/11/2030	80,000	73,052
Chevron Corp 2.978% 5/11/2040 (e)	80,000	61,140
Chevron Corp 3.078% 5/11/2050	80,000	53,876
Chevron USA Inc 3.85% 1/15/2028	55,000	54,875
Chevron USA Inc 4.95% 8/15/2047	30,000	27,281
Columbia Pipeline Group Inc 5.8% 6/1/2045	20,000	19,261
ConocoPhillips 6.5% 2/1/2039	260,000	289,617
ConocoPhillips Co 4.7% 1/15/2030	90,000	91,258
ConocoPhillips Co 5% 1/15/2035	110,000	109,920
ConocoPhillips Co 5.5% 1/15/2055	60,000	56,929
ConocoPhillips Co 5.65% 1/15/2065	20,000	19,025
ConocoPhillips Co 5.7% 9/15/2063	50,000	47,819
ConocoPhillips Co 5.95% 3/15/2046 (e)	86,000	88,235
Continental Resources Inc/OK 4.9% 6/1/2044	30,000	23,570
Devon Energy Corp 5% 6/15/2045	100,000	83,174
Devon Energy Corp 5.75% 9/15/2054	90,000	81,025
Diamondback Energy Inc 4.25% 3/15/2052	120,000	90,297
Diamondback Energy Inc 5.9% 4/18/2064	30,000	27,766
Diamondback Energy Inc 6.25% 3/15/2053	120,000	118,649
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	60,000	43,018
Enbridge Energy Partners LP 5.875% 10/15/2025	76,000	76,068
Energy Transfer LP 5% 5/15/2050	160,000	133,707
Energy Transfer LP 5.2% 4/1/2030	100,000	102,230
Energy Transfer LP 5.75% 2/15/2033	490,000	508,617
Energy Transfer LP 5.8% 6/15/2038	70,000	70,235
Energy Transfer LP 6% 6/15/2048	356,000	341,853
Energy Transfer LP 6.2% 4/1/2055	110,000	108,294
Energy Transfer LP 6.25% 4/15/2049	50,000	49,318
Energy Transfer LP 6.55% 12/1/2033	170,000	184,444
Enterprise Products Operating LLC 3.125% 7/31/2029	70,000	66,915
Enterprise Products Operating LLC 3.95% 2/15/2027	85,000	84,692
Enterprise Products Operating LLC 4.2% 1/31/2050	418,000	331,282
Enterprise Products Operating LLC 4.25% 2/15/2048	105,000	85,077
Enterprise Products Operating LLC 4.95% 2/15/2035	50,000	49,826
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	290,000	286,931
Enterprise Products Operating LLC 5.35% 1/31/2033	100,000	103,639
Enterprise Products Operating LLC 5.55% 2/16/2055	50,000	48,237
Enterprise Products Operating LLC 7.55% 4/15/2038	20,000	23,782
EOG Resources Inc 4.375% 4/15/2030	510,000	509,747
EOG Resources Inc 5% 7/15/2032 (f)	150,000	151,824
EQT Corp 5.75% 2/1/2034	100,000	103,397
EQT Corp 7% 2/1/2030 (g)	90,000	97,563
Exxon Mobil Corp 3.452% 4/15/2051	330,000	233,932
Exxon Mobil Corp 4.227% 3/19/2040	421,000	376,507
Hess Corp 4.3% 4/1/2027	150,000	149,648
Hess Corp 7.125% 3/15/2033	130,000	147,217
Kinder Morgan Energy Partners LP 5% 3/1/2043	215,000	191,474
Kinder Morgan Energy Partners LP 5% 8/15/2042	100,000	89,318
Kinder Morgan Inc 4.3% 3/1/2028	112,000	112,092
Kinder Morgan Inc 5.2% 3/1/2048	30,000	26,973
Kinder Morgan Inc 5.2% 6/1/2033	250,000	251,186
Kinder Morgan Inc 5.45% 8/1/2052	20,000	18,421
Kinder Morgan Inc 5.55% 6/1/2045	220,000	207,526
Kinder Morgan Inc 7.75% 1/15/2032	110,000	126,975
Marathon Petroleum Corp 4.75% 9/15/2044	21,000	17,467
Marathon Petroleum Corp 5.125% 12/15/2026 (e)	410,000	413,551
Marathon Petroleum Corp 5.7% 3/1/2035	180,000	182,551
MPLX LP 4.7% 4/15/2048	28,000	22,716
MPLX LP 4.8% 2/15/2029	30,000	30,287
MPLX LP 5.5% 2/15/2049	310,000	279,905
MPLX LP 5.65% 3/1/2053 (e)	120,000	110,107
Occidental Petroleum Corp 5.2% 8/1/2029 (e)	70,000	70,225
Occidental Petroleum Corp 5.55% 10/1/2034 (e)	80,000	78,498
Occidental Petroleum Corp 6.125% 1/1/2031	200,000	207,045
Occidental Petroleum Corp 6.6% 3/15/2046 (e)	220,000	216,797
ONEOK Inc 3.95% 3/1/2050	75,000	53,166
ONEOK Inc 4.25% 9/24/2027	30,000	29,950
ONEOK Inc 4.4% 10/15/2029	20,000	19,847
ONEOK Inc 4.45% 9/1/2049	40,000	30,669
ONEOK Inc 4.55% 7/15/2028	59,000	59,117
ONEOK Inc 4.75% 10/15/2031	90,000	89,107
ONEOK Inc 5% 3/1/2026	72,000	72,056
ONEOK Inc 5.05% 11/1/2034 (e)	70,000	68,120
ONEOK Inc 5.65% 11/1/2028	50,000	51,798
ONEOK Inc 5.7% 11/1/2054	70,000	64,613
ONEOK Inc 6.05% 9/1/2033	130,000	136,403
ONEOK Inc 6.1% 11/15/2032	220,000	232,659
ONEOK Inc 6.625% 9/1/2053 (e)	100,000	103,926
Ovintiv Inc 6.5% 2/1/2038	50,000	50,476
Ovintiv Inc 6.625% 8/15/2037	50,000	51,203
Phillips 66 2.15% 12/15/2030	70,000	61,644
Phillips 66 3.3% 3/15/2052	140,000	89,779
Phillips 66 3.9% 3/15/2028	94,000	93,046
Phillips 66 Co 3.15% 12/15/2029	170,000	161,075
Phillips 66 Co 4.95% 3/15/2035	120,000	116,427
Phillips 66 Co 5.5% 3/15/2055	40,000	36,412
Phillips 66 Co 5.65% 6/15/2054	30,000	27,856
Pioneer Natural Resources Co 1.125% 1/15/2026	230,000	226,002
Pioneer Natural Resources Co 1.9% 8/15/2030	19,000	16,841
Plains All American Pipeline LP / PAA Finance Corp 5.15% 6/1/2042	100,000	89,089
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	850,000	848,578
Shell Finance US Inc 3.25% 4/6/2050	100,000	68,389
Shell Finance US Inc 3.75% 9/12/2046	70,000	53,960
Shell Finance US Inc 4.375% 5/11/2045	293,000	247,885
Shell International Finance BV 3.125% 11/7/2049	100,000	66,894
Spectra Energy Partners LP 3.375% 10/15/2026	158,000	155,786
Targa Resources Corp 4.9% 9/15/2030	70,000	70,591
Targa Resources Corp 6.125% 3/15/2033	250,000	263,476
Targa Resources Corp 6.125% 5/15/2055	90,000	88,044
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	230,000	233,422
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	66,000	62,250
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	180,000	135,948
Valero Energy Corp 3.65% 12/1/2051	100,000	67,254
Valero Energy Corp 4.35% 6/1/2028	20,000	20,010
Valero Energy Corp 6.625% 6/15/2037	30,000	32,287
Western Gas Partners LP 5.25% 2/1/2050 (g)	20,000	16,820
Western Gas Partners LP 5.3% 3/1/2048	100,000	83,451
Williams Cos Inc/The 2.6% 3/15/2031	160,000	143,347
Williams Cos Inc/The 3.5% 10/15/2051	130,000	89,105
Williams Cos Inc/The 3.75% 6/15/2027	35,000	34,595
Williams Cos Inc/The 4.625% 6/30/2030	350,000	350,242
Williams Cos Inc/The 4.85% 3/1/2048	83,000	71,889
Williams Cos Inc/The 5.4% 3/2/2026	120,000	120,684
Williams Cos Inc/The 5.65% 3/15/2033	60,000	62,352
		14,302,891
TOTAL ENERGY		14,810,293

Financials - 6.2%
Banks - 2.8%
Bank of America Corp 1.197% 10/24/2026 (b)(e)	924,000	914,364
Bank of America Corp 2.482% 9/21/2036 (b)	280,000	237,258
Bank of America Corp 2.651% 3/11/2032 (b)	180,000	161,570
Bank of America Corp 2.676% 6/19/2041 (b)	200,000	142,651
Bank of America Corp 2.687% 4/22/2032 (b)	356,000	319,483
Bank of America Corp 2.972% 2/4/2033 (b)	90,000	80,594
Bank of America Corp 2.972% 7/21/2052 (b)	370,000	239,144
Bank of America Corp 3.419% 12/20/2028 (b)	220,000	215,046
Bank of America Corp 3.946% 1/23/2049 (b)	23,000	18,059
Bank of America Corp 3.97% 3/5/2029 (b)	125,000	123,617
Bank of America Corp 3.974% 2/7/2030 (b)	60,000	59,059
Bank of America Corp 4.083% 3/20/2051 (b)	320,000	254,127
Bank of America Corp 4.271% 7/23/2029 (b)	80,000	79,736
Bank of America Corp 4.33% 3/15/2050 (b)	60,000	49,829
Bank of America Corp 4.623% 5/9/2029 (b)	300,000	301,904
Bank of America Corp 5% 1/21/2044	400,000	377,934
Bank of America Corp 5.08% 1/20/2027 (b)(e)	800,000	802,131
Bank of America Corp 5.162% 1/24/2031 (b)	150,000	153,742
Bank of America Corp 5.288% 4/25/2034 (b)	500,000	510,017
Bank of America Corp 5.425% 8/15/2035 (b)	130,000	129,962
Bank of America Corp 5.511% 1/24/2036 (b)	150,000	154,232
Bank of America Corp 5.518% 10/25/2035 (b)	80,000	80,001
Bank of America Corp 5.872% 9/15/2034 (b)	260,000	274,368
Bank of America Corp 6.204% 11/10/2028 (b)	500,000	520,339
Citibank NA 4.914% 5/29/2030 (e)	500,000	509,599
Citigroup Inc 2.976% 11/5/2030 (b)	270,000	252,601
Citigroup Inc 3.52% 10/27/2028 (b)	205,000	200,742
Citigroup Inc 3.98% 3/20/2030 (b)	160,000	156,828
Citigroup Inc 4.412% 3/31/2031 (b)	370,000	366,073
Citigroup Inc 4.6% 3/9/2026	550,000	549,922
Citigroup Inc 4.65% 7/23/2048	78,000	67,451
Citigroup Inc 5.3% 5/6/2044	80,000	74,705
Citigroup Inc 5.316% 3/26/2041 (b)	617,000	601,765
Citigroup Inc 5.411% 9/19/2039 (b)	330,000	320,515
Citigroup Inc 5.875% 2/22/2033 (e)	410,000	425,194
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	107,677
Citigroup Inc 8.125% 7/15/2039	220,000	277,017
Citizens Financial Group Inc 2.5% 2/6/2030	30,000	27,215
Citizens Financial Group Inc 2.638% 9/30/2032	78,000	65,720
Citizens Financial Group Inc 2.85% 7/27/2026	100,000	98,246
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	90,000	91,206
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	90,000	93,108
Comerica Inc 5.982% 1/30/2030 (b)	50,000	51,215
Fifth Third Bancorp 2.55% 5/5/2027	200,000	193,748
Fifth Third Bancorp 4.337% 4/25/2033 (b)	70,000	66,822
Fifth Third Bancorp 5.631% 1/29/2032 (b)	40,000	41,627
Fifth Third Bancorp 6.361% 10/27/2028 (b)	120,000	125,093
Fifth Third Bancorp 8.25% 3/1/2038	40,000	47,909
Huntington Bancshares Inc/OH 2.55% 2/4/2030	90,000	82,307
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	70,000	69,961
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	130,000	133,198
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	130,000	136,411
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	390,000	376,266
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	188,000	183,643
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	250,000	216,802
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	150,000	137,144
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	40,000	35,214
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	239,000	213,445
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	720,000	671,358
JPMorgan Chase & Co 2.95% 10/1/2026	224,000	220,739
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	46,235
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	100,000	67,289
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	660,000	650,231
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	734,000	647,358
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	43,000	42,622
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	29,872
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	200,000	200,375
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	470,000	472,071
JPMorgan Chase & Co 4.95% 6/1/2045	135,000	123,213
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	200,000	203,652
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	150,000	153,721
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	300,000	307,644
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	150,000	152,643
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	880,000	905,363
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	150,000	155,452
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	120,000	125,076
KeyCorp 2.25% 4/6/2027	350,000	337,496
KeyCorp 4.789% 6/1/2033 (b)	30,000	29,246
KeyCorp 5.121% 4/4/2031 (b)	40,000	40,477
KeyCorp 6.401% 3/6/2035 (b)	50,000	53,335
M&T Bank Corp 4.553% 8/16/2028 (b)	170,000	170,417
M&T Bank Corp 5.053% 1/27/2034 (b)	40,000	39,435
M&T Bank Corp 5.179% 7/8/2031 (b)	110,000	111,822
PNC Financial Services Group Inc/The 1.15% 8/13/2026	514,000	496,610
PNC Financial Services Group Inc/The 3.15% 5/19/2027 (e)	430,000	421,885
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	60,000	61,576
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	90,000	92,173
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (b)	90,000	91,646
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	40,000	41,227
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	103,562
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	230,000	238,969
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	100,000	105,788
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	30,000	31,902
Santander Holdings USA Inc 4.5% 7/17/2025	82,000	81,968
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	100,000	102,655
Santander Holdings USA Inc 6.124% 5/31/2027 (b)	350,000	353,936
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	104,835
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	40,000	44,616
Truist Financial Corp 1.2% 8/5/2025	700,000	697,785
Truist Financial Corp 1.267% 3/2/2027 (b)	29,000	28,351
Truist Financial Corp 4.916% 7/28/2033 (b)	50,000	48,793
Truist Financial Corp 5.153% 8/5/2032 (b)	10,000	10,194
Truist Financial Corp 5.711% 1/24/2035 (b)	230,000	238,407
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	104,469
Truist Financial Corp 6.123% 10/28/2033 (b)	30,000	31,884
US Bancorp 1.375% 7/22/2030	210,000	181,452
US Bancorp 2.491% 11/3/2036 (b)	50,000	42,439
US Bancorp 3.1% 4/27/2026 (e)	240,000	237,576
US Bancorp 4.839% 2/1/2034 (b)	150,000	148,113
US Bancorp 5.046% 2/12/2031 (b)	130,000	132,334
US Bancorp 5.775% 6/12/2029 (b)	270,000	280,371
US Bancorp 5.836% 6/12/2034 (b)	60,000	63,025
US Bancorp 5.85% 10/21/2033 (b)	70,000	73,642
Wachovia Corp 5.5% 8/1/2035	140,000	142,252
Wells Fargo & Co 2.572% 2/11/2031 (b)	690,000	632,121
Wells Fargo & Co 3.068% 4/30/2041 (b)	100,000	75,567
Wells Fargo & Co 3.584% 5/22/2028 (b)	82,000	80,737
Wells Fargo & Co 4.1% 6/3/2026	1,194,000	1,189,230
Wells Fargo & Co 4.75% 12/7/2046	257,000	220,250
Wells Fargo & Co 4.897% 7/25/2033 (b)	130,000	130,025
Wells Fargo & Co 5.013% 4/4/2051 (b)	130,000	118,367
Wells Fargo & Co 5.15% 4/23/2031 (b)	100,000	102,416
Wells Fargo & Co 5.244% 1/24/2031 (b)	400,000	410,335
Wells Fargo & Co 5.375% 2/7/2035	100,000	104,550
Wells Fargo & Co 5.389% 4/24/2034 (b)	280,000	286,509
Wells Fargo & Co 5.557% 7/25/2034 (b)	200,000	206,405
Wells Fargo & Co 5.574% 7/25/2029 (b)	200,000	206,512
Wells Fargo & Co 5.605% 4/23/2036 (b)	100,000	103,222
Wells Fargo & Co 5.606% 1/15/2044	180,000	174,463
Wells Fargo & Co 6.491% 10/23/2034 (b)	430,000	470,003
		27,897,845
Capital Markets - 1.5%
Ameriprise Financial Inc 2.875% 9/15/2026	100,000	98,520
Ameriprise Financial Inc 5.15% 5/15/2033	40,000	41,043
Apollo Debt Solutions BDC 6.55% 3/15/2032 (c)	100,000	102,139
Ares Capital Corp 2.15% 7/15/2026	234,000	228,021
Ares Capital Corp 2.875% 6/15/2027	120,000	115,973
Ares Capital Corp 3.2% 11/15/2031	50,000	43,526
Ares Capital Corp 5.5% 9/1/2030	30,000	29,907
Ares Capital Corp 5.95% 7/15/2029	70,000	71,622
Ares Strategic Income Fund 5.6% 2/15/2030	90,000	89,728
Ares Strategic Income Fund 6.2% 3/21/2032	50,000	50,145
Bank of New York Mellon Corp/The 1.8% 7/28/2031	80,000	69,538
Bank of New York Mellon Corp/The 3.85% 4/28/2028	27,000	26,925
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	240,000	241,836
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	30,000	30,635
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	120,000	120,375
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	153,581
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (b)	30,000	30,624
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (b)	110,000	113,898
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (b)	140,000	154,165
BlackRock Funding Inc 4.6% 7/26/2027	30,000	30,366
BlackRock Funding Inc 5.25% 3/14/2054	100,000	95,901
BlackRock Funding Inc 5.35% 1/8/2055	30,000	29,239
Blackrock Inc 2.1% 2/25/2032	50,000	43,141
Blackrock Inc 4.75% 5/25/2033	160,000	161,743
Blackstone Private Credit Fund 5.25% 4/1/2030	70,000	69,376
Blackstone Private Credit Fund 5.95% 7/16/2029	50,000	50,946
Blackstone Private Credit Fund 6% 1/29/2032 (e)	40,000	40,221
Blackstone Private Credit Fund 6% 11/22/2034	30,000	29,335
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	53,325
Blackstone Secured Lending Fund 5.35% 4/13/2028	100,000	100,710
Blue Owl Capital Corp 5.95% 3/15/2029	150,000	150,771
Charles Schwab Corp/The 1.65% 3/11/2031	70,000	60,099
Charles Schwab Corp/The 2% 3/20/2028	215,000	203,486
Charles Schwab Corp/The 3.2% 3/2/2027	350,000	344,677
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	140,000	151,477
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	60,000	63,663
CME Group Inc 2.65% 3/15/2032	70,000	62,675
CME Group Inc 3.75% 6/15/2028	110,000	109,288
CME Group Inc 5.3% 9/15/2043	40,000	40,001
Franklin Resources Inc 2.95% 8/12/2051	30,000	18,349
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	255,000	226,658
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	440,000	433,746
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	887,000	773,613
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	60,000	59,658
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	230,000	207,345
Goldman Sachs Group Inc/The 4.75% 10/21/2045	28,000	24,891
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	17,965
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	200,000	204,682
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	300,000	307,647
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	230,000	226,444
Goldman Sachs Group Inc/The 6.75% 10/1/2037	350,000	384,223
Golub Capital BDC Inc 6% 7/15/2029	50,000	50,679
HPS Corporate Lending Fund 5.95% 4/14/2032	20,000	19,873
HPS Corporate Lending Fund 6.25% 9/30/2029	40,000	40,778
HPS Corporate Lending Fund 6.75% 1/30/2029	20,000	20,654
Intercontinental Exchange Inc 1.85% 9/15/2032	180,000	149,228
Intercontinental Exchange Inc 2.65% 9/15/2040	80,000	57,862
Intercontinental Exchange Inc 3% 6/15/2050	138,000	89,735
Intercontinental Exchange Inc 3% 9/15/2060	40,000	24,320
Intercontinental Exchange Inc 3.75% 9/21/2028	50,000	49,208
Intercontinental Exchange Inc 4.6% 3/15/2033	240,000	238,728
Intercontinental Exchange Inc 4.95% 6/15/2052	20,000	18,038
Invesco Finance PLC 3.75% 1/15/2026	110,000	109,471
Jefferies Financial Group Inc 2.75% 10/15/2032	100,000	84,170
Jefferies Financial Group Inc 4.15% 1/23/2030	40,000	39,067
Jefferies Financial Group Inc 4.85% 1/15/2027	100,000	100,749
Jefferies Financial Group Inc 5.875% 7/21/2028	140,000	145,193
Jefferies Financial Group Inc 6.5% 1/20/2043	20,000	20,867
Lazard Group LLC 4.5% 9/19/2028	100,000	99,608
Legg Mason Inc 5.625% 1/15/2044	20,000	19,820
LPL Holdings Inc 5.15% 6/15/2030	80,000	80,992
LPL Holdings Inc 5.65% 3/15/2035	40,000	40,217
LPL Holdings Inc 6.75% 11/17/2028 (e)	30,000	31,995
Moody's Corp 4.875% 12/17/2048	123,000	109,680
Moody's Corp 5% 8/5/2034	50,000	50,530
Morgan Stanley 2.699% 1/22/2031 (b)	1,340,000	1,235,637
Morgan Stanley 3.591% 7/22/2028 (b)	210,000	206,324
Morgan Stanley 3.625% 1/20/2027	96,000	95,173
Morgan Stanley 3.772% 1/24/2029 (b)	300,000	295,717
Morgan Stanley 3.95% 4/23/2027	200,000	198,744
Morgan Stanley 3.971% 7/22/2038 (b)	120,000	104,490
Morgan Stanley 4.375% 1/22/2047	148,000	126,003
Morgan Stanley 4.457% 4/22/2039 (b)	295,000	273,527
Morgan Stanley 5.042% 7/19/2030 (b)	40,000	40,680
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	203,920
Morgan Stanley 5.192% 4/17/2031 (b)	90,000	92,262
Morgan Stanley 5.25% 4/21/2034 (b)	420,000	427,244
Morgan Stanley 5.297% 4/20/2037 (b)	140,000	139,480
Morgan Stanley 5.32% 7/19/2035 (b)	40,000	40,488
Morgan Stanley 5.424% 7/21/2034 (b)	530,000	542,934
Morgan Stanley 5.587% 1/18/2036 (b)	50,000	51,326
Morgan Stanley 5.597% 3/24/2051 (b)	90,000	89,321
Morgan Stanley 5.664% 4/17/2036 (b)	90,000	93,262
Morgan Stanley 5.948% 1/19/2038 (b)	190,000	195,462
Morgan Stanley 6.342% 10/18/2033 (b)	320,000	347,426
Morgan Stanley 6.375% 7/24/2042	190,000	207,624
Nasdaq Inc 2.5% 12/21/2040	100,000	69,275
Nasdaq Inc 5.35% 6/28/2028	90,000	92,667
Nasdaq Inc 5.55% 2/15/2034	40,000	41,675
Nasdaq Inc 5.95% 8/15/2053	8,000	8,160
Nasdaq Inc 6.1% 6/28/2063	40,000	40,791
Northern Trust Corp 1.95% 5/1/2030	220,000	197,685
Raymond James Financial Inc 4.95% 7/15/2046	70,000	62,899
S&P Global Inc 2.3% 8/15/2060	100,000	51,065
S&P Global Inc 2.45% 3/1/2027	590,000	574,137
S&P Global Inc 4.75% 8/1/2028 (e)	140,000	142,008
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	30,000	30,709
State Street Corp 1.684% 11/18/2027 (b)	204,000	196,876
State Street Corp 4.729% 2/28/2030	100,000	101,517
State Street Corp 4.821% 1/26/2034 (b)	100,000	99,635
State Street Corp 4.834% 4/24/2030	90,000	91,670
State Street Corp 5.146% 2/28/2036 (b)	70,000	70,818
State Street Corp 5.684% 11/21/2029 (b)	110,000	115,037
State Street Corp 6.123% 11/21/2034 (b)	30,000	32,046
		15,305,038
Consumer Finance - 0.6%
Ally Financial Inc 6.184% 7/26/2035 (b)	70,000	71,398
Ally Financial Inc 6.848% 1/3/2030 (b)	120,000	126,694
Ally Financial Inc 6.992% 6/13/2029 (b)	120,000	126,323
American Express Co 2.55% 3/4/2027	100,000	97,365
American Express Co 3.3% 5/3/2027	30,000	29,545
American Express Co 4.05% 12/3/2042	160,000	135,403
American Express Co 4.989% 5/26/2033 (b)	30,000	30,069
American Express Co 5.043% 5/1/2034 (b)	90,000	90,853
American Express Co 5.442% 1/30/2036 (b)	110,000	112,289
American Express Co 5.532% 4/25/2030 (b)	270,000	280,677
Capital One Financial Corp 3.75% 7/28/2026	70,000	69,315
Capital One Financial Corp 3.8% 1/31/2028	251,000	247,688
Capital One Financial Corp 5.817% 2/1/2034 (b)	250,000	257,905
Capital One Financial Corp 6.377% 6/8/2034 (b)	100,000	106,460
Capital One Financial Corp 7.624% 10/30/2031 (b)	120,000	135,581
Ford Motor Credit Co LLC 2.9% 2/16/2028	330,000	309,408
Ford Motor Credit Co LLC 5.918% 3/20/2028	290,000	292,943
Ford Motor Credit Co LLC 6.798% 11/7/2028	280,000	290,092
Ford Motor Credit Co LLC 6.8% 5/12/2028	310,000	320,393
Ford Motor Credit Co LLC 7.2% 6/10/2030	200,000	210,479
John Deere Capital Corp 2.8% 7/18/2029	220,000	208,347
John Deere Capital Corp 4.75% 6/8/2026	740,000	743,343
John Deere Capital Corp 4.85% 10/11/2029 (e)	400,000	411,139
John Deere Capital Corp 5.05% 6/12/2034	50,000	50,849
PACCAR Financial Corp 4% 9/26/2029	160,000	159,146
Synchrony Financial 3.95% 12/1/2027	150,000	147,499
Synchrony Financial 5.15% 3/19/2029	159,000	159,642
Toyota Motor Credit Corp 2.15% 2/13/2030	100,000	90,911
Toyota Motor Credit Corp 4.55% 8/9/2029	80,000	80,641
Toyota Motor Credit Corp 4.6% 10/10/2031	50,000	50,111
Toyota Motor Credit Corp 4.7% 1/12/2033	70,000	70,311
Toyota Motor Credit Corp 4.8% 1/5/2034	120,000	119,953
Toyota Motor Credit Corp 5.45% 11/10/2027 (e)	380,000	391,211
		6,023,983
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	20,000	14,831
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033	200,000	205,886
Berkshire Hathaway Inc 4.5% 2/11/2043	33,000	30,750
Blue Owl Credit Income Corp 5.8% 3/15/2030	50,000	50,081
Blue Owl Credit Income Corp 6.6% 9/15/2029	80,000	82,316
Blue Owl Credit Income Corp 6.65% 3/15/2031	70,000	71,996
BP Capital Markets America Inc 3% 2/24/2050	240,000	154,114
BP Capital Markets America Inc 3.001% 3/17/2052	100,000	63,042
BP Capital Markets America Inc 3.379% 2/8/2061	20,000	12,890
BP Capital Markets America Inc 4.812% 2/13/2033	300,000	299,600
BP Capital Markets America Inc 5.017% 11/17/2027	60,000	61,095
BP Capital Markets America Inc 5.227% 11/17/2034	180,000	183,141
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	123,827
Corebridge Financial Inc 3.85% 4/5/2029	80,000	78,384
Corebridge Financial Inc 3.9% 4/5/2032	80,000	75,089
Corebridge Financial Inc 4.35% 4/5/2042	20,000	16,787
Corebridge Financial Inc 5.75% 1/15/2034	40,000	41,557
Corebridge Financial Inc 6.875% 12/15/2052 (b)	100,000	103,159
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	307,587
DH Europe Finance II Sarl 2.6% 11/15/2029	80,000	74,708
DH Europe Finance II Sarl 3.4% 11/15/2049	50,000	35,563
Equitable Holdings Inc 4.35% 4/20/2028	360,000	359,317
Equitable Holdings Inc 6.7% 3/28/2055 (b)	20,000	20,477
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	29,616	25,570
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	240,670
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	175,778
Fiserv Inc 3.5% 7/1/2029	80,000	77,064
Fiserv Inc 4.4% 7/1/2049	240,000	196,485
Global Payments Inc 1.2% 3/1/2026	346,000	337,872
Global Payments Inc 4.15% 8/15/2049	20,000	14,761
Global Payments Inc 5.4% 8/15/2032	140,000	142,904
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (c)	30,000	30,322
Golub Capital Private Credit Fund 5.875% 5/1/2030	40,000	39,952
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	70,000	71,269
Jackson Financial Inc 4% 11/23/2051	40,000	27,157
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	87,546
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	330,000	339,214
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	60,000	67,552
Mastercard Inc 2% 11/18/2031	240,000	209,195
Mastercard Inc 2.95% 6/1/2029	50,000	48,037
Mastercard Inc 3.3% 3/26/2027	38,000	37,595
Mastercard Inc 3.35% 3/26/2030	53,000	51,121
Mastercard Inc 3.85% 3/26/2050	115,000	90,801
Mastercard Inc 4.55% 1/15/2035	140,000	137,681
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	170,000	163,010
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	100,000	101,793
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	60,000	63,761
PayPal Holdings Inc 2.3% 6/1/2030	120,000	109,165
PayPal Holdings Inc 4.4% 6/1/2032	100,000	98,823
PayPal Holdings Inc 5.25% 6/1/2062	30,000	27,466
PayPal Holdings Inc 5.5% 6/1/2054	80,000	78,465
Sixth Street Lending Partners 6.5% 3/11/2029	50,000	51,610
Visa Inc 1.1% 2/15/2031	250,000	213,258
Visa Inc 2.05% 4/15/2030	350,000	318,602
Visa Inc 2.7% 4/15/2040	150,000	113,322
Visa Inc 4.15% 12/14/2035	38,000	36,205
Voya Financial Inc 4.7% 1/23/2048 (b)	20,000	19,152
Western Union Co/The 6.2% 11/17/2036	20,000	20,377
		6,329,752
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	224,000	217,552
Allstate Corp/The 1.45% 12/15/2030	110,000	93,639
Allstate Corp/The 5.55% 5/9/2035	156,000	161,981
American International Group Inc 4.375% 6/30/2050	240,000	200,867
American International Group Inc 4.5% 7/16/2044	25,000	21,892
American International Group Inc 4.75% 4/1/2048	100,000	88,739
Aon Corp 3.75% 5/2/2029	120,000	117,315
Aon Global Ltd 4.75% 5/15/2045	50,000	43,669
Aon North America Inc 5.45% 3/1/2034	250,000	256,797
Arch Capital Group Ltd 7.35% 5/1/2034	20,000	23,123
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	46,307
Arthur J Gallagher & Co 3.5% 5/20/2051	150,000	104,278
Arthur J Gallagher & Co 4.85% 12/15/2029	60,000	60,882
Arthur J Gallagher & Co 5.15% 2/15/2035	60,000	60,028
Arthur J Gallagher & Co 5.55% 2/15/2055	43,000	41,236
Arthur J Gallagher & Co 5.75% 3/2/2053	45,000	43,832
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	33,226
Assurant Inc 4.9% 3/27/2028	60,000	60,469
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	70,000	73,563
Athene Holding Ltd 3.5% 1/15/2031	20,000	18,826
Athene Holding Ltd 4.125% 1/12/2028	84,000	83,220
Athene Holding Ltd 6.15% 4/3/2030	180,000	191,000
Athene Holding Ltd 6.625% 10/15/2054 (b)	40,000	39,376
Athene Holding Ltd 6.65% 2/1/2033 (e)	100,000	108,124
Baylor Scott & White Holdings 2.839% 11/15/2050	120,000	75,572
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	120,000	105,001
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	220,000	141,969
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	243,000	203,917
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	32,151
Brighthouse Financial Inc 5.625% 5/15/2030 (e)	80,000	82,036
Brown & Brown Inc 4.2% 3/17/2032	110,000	105,247
Brown & Brown Inc 4.7% 6/23/2028	100,000	100,844
Brown & Brown Inc 5.55% 6/23/2035	50,000	50,987
Brown & Brown Inc 6.25% 6/23/2055	40,000	41,232
Chubb INA Holdings LLC 1.375% 9/15/2030	350,000	304,384
Chubb INA Holdings LLC 3.05% 12/15/2061	120,000	74,056
Chubb INA Holdings LLC 4.35% 11/3/2045	128,000	110,752
CNA Financial Corp 3.9% 5/1/2029	160,000	156,857
First American Financial Corp 2.4% 8/15/2031	60,000	51,182
Globe Life Inc 2.15% 8/15/2030	50,000	44,030
Hartford Insurance Group Inc/The 2.9% 9/15/2051	30,000	18,760
Hartford Insurance Group Inc/The 4.4% 3/15/2048	70,000	58,813
Hartford Insurance Group Inc/The 6.1% 10/1/2041	30,000	31,065
Markel Group Inc 3.35% 9/17/2029	30,000	28,899
Markel Group Inc 3.5% 11/1/2027	100,000	98,177
Markel Group Inc 4.15% 9/17/2050	40,000	30,495
Markel Group Inc 5% 5/20/2049	50,000	43,838
Marsh & McLennan Cos Inc 4.2% 3/1/2048	110,000	90,415
Marsh & McLennan Cos Inc 4.65% 3/15/2030	70,000	70,789
Marsh & McLennan Cos Inc 4.85% 11/15/2031	70,000	71,080
Marsh & McLennan Cos Inc 4.9% 3/15/2049	70,000	63,232
Marsh & McLennan Cos Inc 5% 3/15/2035	70,000	69,978
Marsh & McLennan Cos Inc 5.35% 11/15/2044	40,000	39,275
Marsh & McLennan Cos Inc 5.4% 3/15/2055	50,000	48,173
Marsh & McLennan Cos Inc 5.45% 3/15/2053	40,000	38,828
Marsh & McLennan Cos Inc 5.7% 9/15/2053	40,000	40,169
Marsh & McLennan Cos Inc 5.75% 11/1/2032	100,000	106,494
MetLife Inc 4.05% 3/1/2045	18,000	14,731
MetLife Inc 4.55% 3/23/2030	600,000	608,096
MetLife Inc 4.875% 11/13/2043	100,000	91,725
MetLife Inc 5.25% 1/15/2054	60,000	56,484
MetLife Inc 6.4% 12/15/2066 (b)	70,000	73,302
Principal Financial Group Inc 4.35% 5/15/2043	30,000	25,507
Principal Financial Group Inc 5.375% 3/15/2033	120,000	123,257
Progressive Corp/The 2.5% 3/15/2027	100,000	97,387
Progressive Corp/The 3.2% 3/26/2030	100,000	95,407
Progressive Corp/The 4.2% 3/15/2048	135,000	111,013
Prudential Financial Inc 3.878% 3/27/2028	23,000	22,898
Prudential Financial Inc 3.935% 12/7/2049	38,000	29,085
Prudential Financial Inc 4.35% 2/25/2050	285,000	236,542
Prudential Financial Inc 4.5% 9/15/2047 (b)	110,000	108,365
Prudential Financial Inc 5.125% 3/1/2052 (b)	50,000	48,356
Prudential Financial Inc 6% 9/1/2052 (b)	70,000	70,594
Prudential Financial Inc 6.5% 3/15/2054 (b)	60,000	61,635
Reinsurance Group of America Inc 3.95% 9/15/2026	50,000	49,711
Reinsurance Group of America Inc 6% 9/15/2033	30,000	31,445
Selective Insurance Group Inc 5.9% 4/15/2035	40,000	40,894
Travelers Companies Inc/The 2.55% 4/27/2050	200,000	119,786
Travelers Companies Inc/The 4% 5/30/2047	32,000	25,606
Travelers Companies Inc/The 4.1% 3/4/2049	50,000	40,268
Unum Group 4% 6/15/2029	100,000	98,157
Unum Group 4.125% 6/15/2051	20,000	14,857
Unum Group 6% 6/15/2054	30,000	29,595
Willis North America Inc 2.95% 9/15/2029	250,000	235,294
Willis North America Inc 5.35% 5/15/2033	20,000	20,504
Willis North America Inc 5.9% 3/5/2054	20,000	19,879
		7,419,018
TOTAL FINANCIALS		62,975,636

Health Care - 2.7%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	50,000	49,171
AbbVie Inc 3.2% 11/21/2029	80,000	76,520
AbbVie Inc 4.05% 11/21/2039	50,000	43,825
AbbVie Inc 4.25% 11/21/2049	390,000	321,287
AbbVie Inc 4.3% 5/14/2036	140,000	132,031
AbbVie Inc 4.5% 5/14/2035	440,000	425,108
AbbVie Inc 4.55% 3/15/2035	80,000	77,672
AbbVie Inc 4.7% 5/14/2045	120,000	107,583
AbbVie Inc 4.8% 3/15/2029	150,000	152,941
AbbVie Inc 4.875% 11/14/2048	100,000	90,540
AbbVie Inc 5.05% 3/15/2034	220,000	223,996
AbbVie Inc 5.4% 3/15/2054	150,000	145,853
Amgen Inc 3% 1/15/2052	30,000	19,260
Amgen Inc 3.15% 2/21/2040	410,000	315,813
Amgen Inc 3.2% 11/2/2027	56,000	54,696
Amgen Inc 3.375% 2/21/2050	110,000	77,378
Amgen Inc 4.2% 3/1/2033	260,000	249,554
Amgen Inc 4.4% 5/1/2045	102,000	86,772
Amgen Inc 4.663% 6/15/2051	190,000	162,668
Amgen Inc 4.875% 3/1/2053	50,000	43,664
Amgen Inc 5.15% 3/2/2028	480,000	490,446
Amgen Inc 5.25% 3/2/2033	100,000	102,402
Amgen Inc 5.65% 3/2/2053 (e)	182,000	177,704
Amgen Inc 5.75% 3/2/2063	140,000	136,107
Amgen Inc 6.4% 2/1/2039	100,000	108,774
Biogen Inc 3.25% 2/15/2051	270,000	172,339
Gilead Sciences Inc 2.8% 10/1/2050	180,000	113,154
Gilead Sciences Inc 4% 9/1/2036	40,000	36,485
Gilead Sciences Inc 4.15% 3/1/2047	60,000	49,007
Gilead Sciences Inc 4.5% 2/1/2045	311,000	270,962
Gilead Sciences Inc 4.8% 11/15/2029	50,000	51,034
Gilead Sciences Inc 5.5% 11/15/2054	50,000	48,980
		4,613,726
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.875% 9/15/2025	240,000	239,631
Abbott Laboratories 4.9% 11/30/2046	150,000	141,980
Baxter International Inc 1.915% 2/1/2027	180,000	173,288
Baxter International Inc 2.539% 2/1/2032 (e)	180,000	156,885
Baxter International Inc 3.132% 12/1/2051	20,000	12,773
Becton Dickinson & Co 2.823% 5/20/2030	150,000	138,858
Becton Dickinson & Co 3.7% 6/6/2027	52,000	51,373
Becton Dickinson & Co 4.669% 6/6/2047	130,000	111,486
Becton Dickinson & Co 5.081% 6/7/2029	100,000	102,176
Boston Scientific Corp 3.75% 3/1/2026	120,000	119,487
Boston Scientific Corp 4% 3/1/2029	100,000	99,379
Boston Scientific Corp 4.7% 3/1/2049	140,000	125,919
GE HealthCare Technologies Inc 5.5% 6/15/2035	40,000	40,961
GE HealthCare Technologies Inc 5.857% 3/15/2030	100,000	105,613
GE HealthCare Technologies Inc 5.905% 11/22/2032	140,000	148,821
Medtronic Inc 4.625% 3/15/2045	168,000	151,135
Solventum Corp 6% 5/15/2064	110,000	109,028
Stryker Corp 2.9% 6/15/2050	140,000	91,433
Stryker Corp 3.5% 3/15/2026	240,000	238,534
Stryker Corp 4.625% 9/11/2034	100,000	98,458
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	200,000	204,959
		2,662,177
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	60,000	50,797
Aetna Inc 6.625% 6/15/2036	60,000	64,392
AHS Hospital Corp 2.78% 7/1/2051	250,000	152,950
Allina Health System 3.887% 4/15/2049	20,000	15,390
Banner Health 2.913% 1/1/2051	100,000	63,471
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	100,000	68,235
Cardinal Health Inc 3.41% 6/15/2027	67,000	66,017
Cardinal Health Inc 5.45% 2/15/2034	110,000	113,188
Cencora Inc 4.25% 3/1/2045	20,000	16,377
Cencora Inc 4.85% 12/15/2029	30,000	30,475
Cencora Inc 5.125% 2/15/2034	110,000	110,869
Cencora Inc 5.15% 2/15/2035	30,000	30,255
Centene Corp 2.45% 7/15/2028	100,000	92,864
Centene Corp 2.625% 8/1/2031	130,000	111,384
Centene Corp 3.375% 2/15/2030	260,000	239,469
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	79,000	48,023
Cigna Group/The 4.125% 11/15/2025	25,000	24,988
Cigna Group/The 4.375% 10/15/2028	30,000	30,036
Cigna Group/The 4.5% 2/25/2026	74,000	73,952
Cigna Group/The 4.8% 7/15/2046	465,000	404,535
Cigna Group/The 4.8% 8/15/2038	200,000	188,026
Cigna Group/The 4.9% 12/15/2048	30,000	26,191
CommonSpirit Health 3.91% 10/1/2050	125,000	92,548
CommonSpirit Health 4.35% 11/1/2042	100,000	83,654
CommonSpirit Health 5.318% 12/1/2034	100,000	100,215
CVS Health Corp 3% 8/15/2026	20,000	19,683
CVS Health Corp 3.25% 8/15/2029	195,000	185,333
CVS Health Corp 3.625% 4/1/2027	170,000	167,862
CVS Health Corp 3.75% 4/1/2030	380,000	364,534
CVS Health Corp 4.25% 4/1/2050	480,000	363,144
CVS Health Corp 4.3% 3/25/2028	264,000	262,917
CVS Health Corp 5% 1/30/2029	40,000	40,608
CVS Health Corp 5.05% 3/25/2048	131,000	113,112
CVS Health Corp 5.25% 2/21/2033	250,000	251,670
CVS Health Corp 5.3% 6/1/2033	70,000	70,593
CVS Health Corp 5.625% 2/21/2053	130,000	120,254
CVS Health Corp 6% 6/1/2063	90,000	86,032
CVS Health Corp 6.05% 6/1/2054 (e)	50,000	49,002
Elevance Health Inc 3.65% 12/1/2027	320,000	316,203
Elevance Health Inc 4.101% 3/1/2028	50,000	49,862
Elevance Health Inc 4.375% 12/1/2047	175,000	143,038
Elevance Health Inc 4.55% 3/1/2048	250,000	208,340
Elevance Health Inc 4.625% 5/15/2042	140,000	122,805
Elevance Health Inc 5.2% 2/15/2035	140,000	141,465
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	89,794
HCA Inc 4.5% 2/15/2027	1,013,000	1,013,144
HCA Inc 5.25% 6/15/2049	100,000	88,836
HCA Inc 5.5% 3/1/2032 (e)	250,000	258,008
HCA Inc 5.6% 4/1/2034	200,000	204,629
HCA Inc 5.75% 3/1/2035	100,000	102,837
HCA Inc 6% 4/1/2054	300,000	293,490
HCA Inc 6.1% 4/1/2064	70,000	68,264
Humana Inc 3.95% 3/15/2027 (e)	445,000	443,344
Humana Inc 4.625% 12/1/2042	80,000	66,381
Humana Inc 5.75% 12/1/2028	70,000	72,798
Humana Inc 5.75% 4/15/2054	70,000	65,206
Humana Inc 6% 5/1/2055	70,000	67,429
Integris Baptist Medical Center Inc 3.875% 8/15/2050	83,000	58,937
Kaiser Foundation Hospitals 2.81% 6/1/2041	63,000	44,928
Kaiser Foundation Hospitals 3.266% 11/1/2049	80,000	55,300
Kaiser Foundation Hospitals 4.15% 5/1/2047	130,000	105,861
Mass General Brigham Inc 3.342% 7/1/2060	60,000	39,195
McKesson Corp 4.65% 5/30/2030	30,000	30,244
McKesson Corp 5.25% 5/30/2035	60,000	60,950
MyMichigan Health 3.409% 6/1/2050	33,000	23,269
New York and Presbyterian Hospital/The 4.024% 8/1/2045	80,000	65,205
Novant Health Inc 3.168% 11/1/2051	105,000	68,821
NYU Langone Hospitals 3.38% 7/1/2055	70,000	47,091
Orlando Health Obligated Grp 3.327% 10/1/2050	57,000	39,905
Piedmont Healthcare Inc 2.719% 1/1/2042	37,000	25,775
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	130,000	72,481
Sabra Health Care LP 5.125% 8/15/2026	50,000	50,036
Sutter Health 3.361% 8/15/2050	130,000	89,730
Sutter Health 5.537% 8/15/2035	120,000	124,013
Trinity Health Corp 2.632% 12/1/2040	50,000	35,985
UnitedHealth Group Inc 1.15% 5/15/2026	180,000	174,970
UnitedHealth Group Inc 1.25% 1/15/2026	81,000	79,562
UnitedHealth Group Inc 2.9% 5/15/2050	120,000	74,670
UnitedHealth Group Inc 3.05% 5/15/2041	230,000	169,025
UnitedHealth Group Inc 3.5% 8/15/2039	772,000	623,012
UnitedHealth Group Inc 3.7% 8/15/2049	40,000	29,120
UnitedHealth Group Inc 3.75% 10/15/2047	30,000	22,333
UnitedHealth Group Inc 4.25% 1/15/2029	100,000	99,823
UnitedHealth Group Inc 4.45% 12/15/2048	102,000	84,449
UnitedHealth Group Inc 4.625% 7/15/2035	100,000	96,576
UnitedHealth Group Inc 4.7% 4/15/2029	340,000	343,828
UnitedHealth Group Inc 4.95% 5/15/2062	90,000	77,233
UnitedHealth Group Inc 5% 4/15/2034	40,000	39,985
UnitedHealth Group Inc 5.05% 4/15/2053	100,000	89,258
UnitedHealth Group Inc 5.15% 7/15/2034	150,000	151,515
UnitedHealth Group Inc 5.25% 2/15/2028	90,000	92,378
UnitedHealth Group Inc 5.35% 2/15/2033	90,000	92,730
UnitedHealth Group Inc 5.5% 4/15/2064	100,000	93,326
UnitedHealth Group Inc 5.5% 7/15/2044 (e)	210,000	204,538
UnitedHealth Group Inc 5.625% 7/15/2054	110,000	106,702
UnitedHealth Group Inc 6.05% 2/15/2063	60,000	60,883
Universal Health Services Inc 4.625% 10/15/2029	100,000	98,875
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	43,908
		12,195,343
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	60,000	59,976
Agilent Technologies Inc 4.75% 9/9/2034	60,000	59,041
Revvity Inc 2.25% 9/15/2031	90,000	77,058
Thermo Fisher Scientific Inc 2.6% 10/1/2029	250,000	234,257
Thermo Fisher Scientific Inc 4.95% 11/21/2032 (e)	210,000	214,808
Thermo Fisher Scientific Inc 5.086% 8/10/2033	20,000	20,471
		665,611
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 3.2% 6/15/2026	650,000	643,941
Bristol-Myers Squibb Co 3.7% 3/15/2052	330,000	240,408
Bristol-Myers Squibb Co 3.9% 3/15/2062	100,000	71,595
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	88,990
Bristol-Myers Squibb Co 4.55% 2/20/2048	42,000	36,112
Bristol-Myers Squibb Co 4.9% 2/22/2029	130,000	133,101
Bristol-Myers Squibb Co 5.2% 2/22/2034	190,000	194,587
Bristol-Myers Squibb Co 5.55% 2/22/2054	131,000	127,802
Bristol-Myers Squibb Co 5.75% 2/1/2031	70,000	74,574
Bristol-Myers Squibb Co 6.4% 11/15/2063	210,000	227,476
Eli Lilly & Co 2.25% 5/15/2050	200,000	114,151
Eli Lilly & Co 4.2% 8/14/2029	100,000	100,355
Eli Lilly & Co 4.6% 8/14/2034	100,000	99,092
Eli Lilly & Co 4.75% 2/12/2030	130,000	133,286
Eli Lilly & Co 4.875% 2/27/2053	50,000	45,818
Eli Lilly & Co 5.05% 8/14/2054	100,000	93,867
Eli Lilly & Co 5.1% 2/9/2064	100,000	92,902
Eli Lilly & Co 5.5% 2/12/2055	130,000	130,810
Haleon US Capital LLC 3.625% 3/24/2032	250,000	233,895
Johnson & Johnson 2.1% 9/1/2040	220,000	151,148
Johnson & Johnson 2.25% 9/1/2050	50,000	29,273
Johnson & Johnson 2.45% 3/1/2026	760,000	750,564
Johnson & Johnson 2.45% 9/1/2060	110,000	61,224
Johnson & Johnson 3.4% 1/15/2038	116,000	100,106
Johnson & Johnson 3.55% 3/1/2036	110,000	99,202
Johnson & Johnson 4.9% 6/1/2031	100,000	103,405
Merck & Co Inc 1.45% 6/24/2030	100,000	87,478
Merck & Co Inc 3.7% 2/10/2045	45,000	35,464
Merck & Co Inc 4.05% 5/17/2028	100,000	100,460
Merck & Co Inc 4.15% 5/18/2043 (e)	266,000	227,145
Merck & Co Inc 4.5% 5/17/2033	150,000	149,576
Merck & Co Inc 5% 5/17/2053	150,000	137,897
Mylan Inc 4.55% 4/15/2028	20,000	19,834
Novartis Capital Corp 2% 2/14/2027	320,000	310,872
Novartis Capital Corp 2.75% 8/14/2050	50,000	31,992
Novartis Capital Corp 3% 11/20/2025	460,000	457,412
Novartis Capital Corp 3.1% 5/17/2027	90,000	88,663
Novartis Capital Corp 4% 11/20/2045	35,000	29,212
Pfizer Inc 2.55% 5/28/2040	125,000	89,712
Pfizer Inc 2.7% 5/28/2050	380,000	235,930
Pfizer Inc 3.45% 3/15/2029	70,000	68,554
Pfizer Inc 4% 12/15/2036	36,000	32,979
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	640,000	640,701
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	270,000	272,163
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	113,000	114,562
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	200,000	199,399
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	150,000	143,043
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	154,000	145,377
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	250,000	231,868
Royalty Pharma PLC 3.3% 9/2/2040	100,000	75,311
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	3,000	2,961
Viatris Inc 2.7% 6/22/2030	100,000	89,080
Viatris Inc 3.85% 6/22/2040	120,000	88,631
Viatris Inc 4% 6/22/2050	100,000	66,614
Zoetis Inc 4.45% 8/20/2048	60,000	50,609
		8,401,183
TOTAL HEALTH CARE		28,538,040

Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 3.2% 3/1/2029	126,000	119,939
Boeing Co 3.6% 5/1/2034	170,000	149,824
Boeing Co 5.705% 5/1/2040	836,000	825,917
Boeing Co 5.805% 5/1/2050	130,000	124,670
Boeing Co 6.528% 5/1/2034	150,000	162,979
GE Aerospace 4.35% 5/1/2050	489,000	411,120
General Dynamics Corp 2.125% 8/15/2026	160,000	156,691
General Dynamics Corp 3.625% 4/1/2030	140,000	136,403
General Dynamics Corp 4.25% 4/1/2050	50,000	42,063
General Dynamics Corp 4.95% 8/15/2035	60,000	60,229
Huntington Ingalls Industries Inc 4.2% 5/1/2030	60,000	58,634
L3Harris Technologies Inc 4.854% 4/27/2035	100,000	97,832
L3Harris Technologies Inc 5.4% 1/15/2027	270,000	274,474
Lockheed Martin Corp 4.07% 12/15/2042	70,000	58,800
Lockheed Martin Corp 4.09% 9/15/2052	70,000	55,049
Lockheed Martin Corp 4.7% 12/15/2031	210,000	212,655
Lockheed Martin Corp 4.7% 5/15/2046	28,000	24,957
Lockheed Martin Corp 5.2% 2/15/2064	20,000	18,465
Lockheed Martin Corp 5.9% 11/15/2063 (e)	200,000	206,549
Northrop Grumman Corp 3.25% 1/15/2028	80,000	78,156
Northrop Grumman Corp 4.03% 10/15/2047	106,000	84,518
Northrop Grumman Corp 5.2% 6/1/2054	60,000	55,905
Northrop Grumman Corp 5.25% 5/1/2050	120,000	112,456
RTX Corp 3.75% 11/1/2046	30,000	22,889
RTX Corp 4.05% 5/4/2047	18,000	14,355
RTX Corp 4.125% 11/16/2028	260,000	258,951
RTX Corp 4.35% 4/15/2047	260,000	216,006
RTX Corp 4.45% 11/16/2038	370,000	340,945
RTX Corp 5.15% 2/27/2033	240,000	245,323
RTX Corp 6.1% 3/15/2034	200,000	216,222
		4,842,976
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	150,000	111,009
FedEx Corp 4.25% 5/15/2030	175,000	171,551
FedEx Corp 4.75% 11/15/2045 (c)	20,000	16,667
FedEx Corp 4.95% 10/17/2048	102,000	86,135
United Parcel Service Inc 4.875% 3/3/2033	360,000	366,187
United Parcel Service Inc 5.05% 3/3/2053	20,000	18,214
United Parcel Service Inc 5.25% 5/14/2035	50,000	50,989
United Parcel Service Inc 5.5% 5/22/2054	140,000	135,758
United Parcel Service Inc 5.6% 5/22/2064	50,000	48,112
United Parcel Service Inc 5.95% 5/14/2055	60,000	61,572
		1,066,194
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	50,000	48,660
Carrier Global Corp 2.722% 2/15/2030	100,000	92,932
Carrier Global Corp 3.377% 4/5/2040	195,000	154,762
Carrier Global Corp 3.577% 4/5/2050	50,000	36,690
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	150,000	150,777
Johnson Controls International plc 5.125% 9/14/2045	6,000	5,363
Masco Corp 2% 2/15/2031	103,000	88,588
Masco Corp 3.125% 2/15/2051	52,000	32,342
Owens Corning 3.875% 6/1/2030	100,000	96,538
Owens Corning 4.4% 1/30/2048	20,000	16,308
Owens Corning 5.95% 6/15/2054 (e)	60,000	60,660
		783,620
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	426,449
Republic Services Inc 3.95% 5/15/2028	28,000	27,883
Veralto Corp 5.45% 9/18/2033	40,000	41,254
Waste Connections Inc 2.2% 1/15/2032	130,000	112,159
Waste Connections Inc 5% 3/1/2034	90,000	90,939
Waste Management Inc 4.65% 3/15/2030	60,000	60,821
Waste Management Inc 4.875% 2/15/2029 (e)	390,000	399,405
Waste Management Inc 4.875% 2/15/2034	80,000	81,099
Waste Management Inc 4.95% 3/15/2035	60,000	60,254
Waste Management Inc 4.95% 7/3/2027	40,000	40,677
Waste Management Inc 4.95% 7/3/2031	40,000	41,060
Waste Management Inc 5.35% 10/15/2054	60,000	57,734
		1,439,734
Electrical Equipment - 0.0%
Emerson Electric Co 2% 12/21/2028	290,000	270,236
Regal Rexnord Corp 6.05% 4/15/2028	170,000	175,182
Regal Rexnord Corp 6.4% 4/15/2033	40,000	42,232
Rockwell Automation Inc 4.2% 3/1/2049	50,000	41,143
		528,793
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	211,000	140,046
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	30,000	29,585
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	207,000	167,245
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	100,000	88,143
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	80,000	75,718
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	20,000	21,839
CSX Corp 2.4% 2/15/2030	80,000	73,776
CSX Corp 4.3% 3/1/2048	140,000	116,181
CSX Corp 4.5% 3/15/2049	160,000	135,951
CSX Corp 4.75% 11/15/2048	70,000	62,056
CSX Corp 6.15% 5/1/2037	140,000	151,953
Norfolk Southern Corp 2.9% 8/25/2051	110,000	68,809
Norfolk Southern Corp 3.8% 8/1/2028	63,000	62,305
Norfolk Southern Corp 4.05% 8/15/2052	90,000	69,544
Norfolk Southern Corp 4.1% 5/15/2121	60,000	41,415
Norfolk Southern Corp 4.15% 2/28/2048	38,000	30,642
Norfolk Southern Corp 4.45% 3/1/2033	150,000	146,759
Norfolk Southern Corp 5.1% 5/1/2035	70,000	70,354
Norfolk Southern Corp 5.35% 8/1/2054	50,000	47,751
Ryder System Inc 4.85% 6/15/2030	50,000	50,460
Ryder System Inc 6.6% 12/1/2033	60,000	65,944
Uber Technologies Inc 4.3% 1/15/2030	50,000	49,769
Uber Technologies Inc 4.8% 9/15/2034	50,000	49,112
Uber Technologies Inc 5.35% 9/15/2054	50,000	46,638
Union Pacific Corp 2.75% 3/1/2026	160,000	158,298
Union Pacific Corp 2.891% 4/6/2036	79,000	65,315
Union Pacific Corp 2.973% 9/16/2062	290,000	168,556
Union Pacific Corp 3.25% 2/5/2050	50,000	34,522
Union Pacific Corp 3.55% 8/15/2039	130,000	108,718
Union Pacific Corp 3.6% 9/15/2037	38,000	33,007
Union Pacific Corp 3.839% 3/20/2060	70,000	50,376
Union Pacific Corp 4.05% 11/15/2045	170,000	138,526
Union Pacific Corp 5.1% 2/20/2035	20,000	20,341
Union Pacific Corp 5.15% 1/20/2063	120,000	109,347
Union Pacific Corp 5.6% 12/1/2054	20,000	19,892
		2,768,893
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	177,000	164,076
3M Co 3% 8/7/2025	310,000	309,267
3M Co 3.05% 4/15/2030	19,000	17,845
3M Co 3.625% 10/15/2047	50,000	36,942
3M Co 3.7% 4/15/2050	24,000	17,630
3M Co 3.875% 6/15/2044 (e)	70,000	56,152
3M Co 5.15% 3/15/2035	100,000	100,890
Honeywell International Inc 2.8% 6/1/2050	150,000	94,926
Honeywell International Inc 3.812% 11/21/2047	20,000	15,481
Honeywell International Inc 4.7% 2/1/2030	40,000	40,596
Honeywell International Inc 4.875% 9/1/2029	70,000	71,653
Honeywell International Inc 5% 3/1/2035	190,000	191,223
Honeywell International Inc 5.25% 3/1/2054	70,000	66,408
Honeywell International Inc 5.35% 3/1/2064	20,000	18,959
Trane Technologies Financing Ltd 3.8% 3/21/2029	125,000	122,853
		1,324,901
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	530,000	497,682
Caterpillar Inc 3.25% 9/19/2049	110,000	76,975
Caterpillar Inc 4.75% 5/15/2064	40,000	35,137
Caterpillar Inc 5.2% 5/15/2035	50,000	50,968
Caterpillar Inc 5.2% 5/27/2041	100,000	99,084
Cummins Inc 4.875% 10/1/2043	110,000	102,810
Cummins Inc 4.9% 2/20/2029	60,000	61,351
Cummins Inc 5.3% 5/9/2035	60,000	60,926
Deere & Co 2.875% 9/7/2049	130,000	85,267
Deere & Co 5.7% 1/19/2055	80,000	82,701
Eaton Corp 4.15% 3/15/2033	150,000	145,446
Eaton Corp 4.7% 8/23/2052	20,000	17,811
Illinois Tool Works Inc 4.875% 9/15/2041	70,000	65,465
Ingersoll Rand Inc 5.7% 8/14/2033	150,000	157,080
Otis Worldwide Corp 2.565% 2/15/2030	70,000	64,572
Otis Worldwide Corp 3.362% 2/15/2050	80,000	55,201
Parker-Hannifin Corp 3.25% 6/14/2029	60,000	57,583
Parker-Hannifin Corp 4% 6/14/2049	110,000	86,488
Stanley Black & Decker Inc 2.75% 11/15/2050	150,000	85,375
		1,887,922
Passenger Airlines - 0.1%
American Airlines 2017-1 Class AA Pass Through Trust equipment trust certificate 3.65% 8/15/2030	92,250	89,175
Southwest Airlines Co 5.125% 6/15/2027	595,000	600,319
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	166,170	158,780
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	47,766	48,721
		896,995
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031	110,000	96,250
Paychex Inc 5.6% 4/15/2035 (e)	43,000	44,447
Verisk Analytics Inc 5.25% 3/15/2035	100,000	100,566
		241,263
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	120,000	118,777
Air Lease Corp 2.875% 1/15/2032	70,000	62,134
Air Lease Corp 3.125% 12/1/2030	40,000	36,963
Air Lease Corp 3.75% 6/1/2026	158,000	156,949
Air Lease Corp 5.2% 7/15/2031	70,000	71,519
GATX Corp 4.55% 11/7/2028	130,000	130,166
GATX Corp 4.9% 3/15/2033	80,000	79,153
GATX Corp 6.9% 5/1/2034	100,000	110,695
WW Grainger Inc 4.45% 9/15/2034	110,000	107,300
		873,656
TOTAL INDUSTRIALS		16,654,947

Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	80,000	81,789
Cisco Systems Inc 4.8% 2/26/2027	370,000	374,488
Cisco Systems Inc 4.85% 2/26/2029	110,000	112,725
Cisco Systems Inc 5.05% 2/26/2034	110,000	112,590
Cisco Systems Inc 5.1% 2/24/2035	80,000	81,888
Cisco Systems Inc 5.3% 2/26/2054	50,000	48,488
Cisco Systems Inc 5.5% 1/15/2040	90,000	92,963
Cisco Systems Inc 5.5% 2/24/2055	40,000	39,914
Cisco Systems Inc 5.9% 2/15/2039	130,000	139,804
Motorola Solutions Inc 5.2% 8/15/2032	30,000	30,501
Motorola Solutions Inc 5.4% 4/15/2034	160,000	163,177
		1,278,327
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.25% 4/5/2034	130,000	133,784
Amphenol Corp 5.375% 11/15/2054	26,000	25,437
Corning Inc 5.35% 11/15/2048	140,000	131,772
Dell International LLC / EMC Corp 5.3% 10/1/2029	390,000	401,372
Dell International LLC / EMC Corp 8.1% 7/15/2036	80,000	96,423
Dell International LLC / EMC Corp 8.35% 7/15/2046	187,000	238,521
Vontier Corp 2.4% 4/1/2028	60,000	56,363
		1,083,672
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	150,000	146,211
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	40,000	36,817
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	40,000	39,889
IBM Corporation 1.95% 5/15/2030	175,000	156,108
IBM Corporation 2.95% 5/15/2050	175,000	111,449
IBM Corporation 3.5% 5/15/2029	843,000	819,438
IBM Corporation 4% 6/20/2042	90,000	74,538
IBM Corporation 4.15% 5/15/2039	100,000	88,084
IBM Corporation 5.2% 2/10/2035	100,000	101,484
IBM Corporation 5.6% 11/30/2039	50,000	51,199
IBM Corporation 5.7% 2/10/2055	100,000	98,885
IBM International Capital Pte Ltd 4.6% 2/5/2029	180,000	181,751
		1,905,853
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	30,000	25,150
Analog Devices Inc 2.8% 10/1/2041	130,000	94,595
Analog Devices Inc 2.95% 10/1/2051	40,000	25,965
Analog Devices Inc 4.5% 6/15/2030	30,000	30,245
Applied Materials Inc 4.35% 4/1/2047	28,000	24,033
Applied Materials Inc 5.85% 6/15/2041	70,000	74,146
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	1,324,000	1,298,899
Broadcom Inc 3.187% 11/15/2036 (c)	90,000	74,609
Broadcom Inc 3.419% 4/15/2033 (c)	82,000	74,368
Broadcom Inc 3.5% 2/15/2041 (c)	100,000	79,255
Broadcom Inc 4% 4/15/2029 (c)	70,000	69,044
Broadcom Inc 4.3% 11/15/2032	250,000	242,499
Broadcom Inc 4.55% 2/15/2032	190,000	188,242
Broadcom Inc 4.75% 4/15/2029	50,000	50,597
Broadcom Inc 4.8% 10/15/2034	190,000	187,705
Broadcom Inc 4.926% 5/15/2037 (c)	80,000	77,642
Broadcom Inc 5% 4/15/2030	50,000	51,121
Broadcom Inc 5.15% 11/15/2031	240,000	246,907
Intel Corp 3.25% 11/15/2049	110,000	69,669
Intel Corp 3.734% 12/8/2047	617,000	435,282
Intel Corp 4.875% 2/10/2028	100,000	101,263
Intel Corp 5.15% 2/21/2034	50,000	49,897
Intel Corp 5.2% 2/10/2033 (e)	710,000	716,002
Intel Corp 5.9% 2/10/2063	90,000	84,514
KLA Corp 4.65% 7/15/2032	110,000	110,723
KLA Corp 4.95% 7/15/2052	110,000	100,249
Lam Research Corp 2.875% 6/15/2050	150,000	96,908
Marvell Technology Inc 4.75% 7/15/2030	50,000	50,221
Marvell Technology Inc 5.95% 9/15/2033	60,000	63,362
Micron Technology Inc 3.366% 11/1/2041	30,000	22,018
Micron Technology Inc 4.663% 2/15/2030	230,000	229,511
Micron Technology Inc 5.327% 2/6/2029	50,000	51,183
Micron Technology Inc 5.375% 4/15/2028	60,000	61,688
Micron Technology Inc 5.65% 11/1/2032	40,000	41,579
Micron Technology Inc 5.8% 1/15/2035	70,000	72,390
NVIDIA Corp 2% 6/15/2031	216,000	191,621
NVIDIA Corp 2.85% 4/1/2030	100,000	94,838
NVIDIA Corp 3.5% 4/1/2040	50,000	42,119
NVIDIA Corp 3.5% 4/1/2050	50,000	37,351
QUALCOMM Inc 1.65% 5/20/2032	54,000	44,884
QUALCOMM Inc 4.5% 5/20/2030	130,000	131,376
QUALCOMM Inc 5% 5/20/2035	130,000	130,900
QUALCOMM Inc 5.4% 5/20/2033	250,000	263,575
QUALCOMM Inc 6% 5/20/2053	120,000	126,461
Texas Instruments Inc 4.15% 5/15/2048	70,000	57,680
Texas Instruments Inc 4.5% 5/23/2030 (e)	140,000	141,496
Texas Instruments Inc 4.85% 2/8/2034	60,000	60,925
Texas Instruments Inc 4.9% 3/14/2033	200,000	204,876
Texas Instruments Inc 5.05% 5/18/2063	40,000	36,679
Texas Instruments Inc 5.1% 5/23/2035	140,000	142,633
		6,978,895
Software - 0.5%
Adobe Inc 4.95% 4/4/2034	70,000	71,392
AppLovin Corp 5.125% 12/1/2029	60,000	60,781
AppLovin Corp 5.5% 12/1/2034	120,000	121,835
Cadence Design Systems Inc 4.3% 9/10/2029	70,000	70,012
Cadence Design Systems Inc 4.7% 9/10/2034	40,000	39,517
Intuit Inc 5.5% 9/15/2053	70,000	69,498
Microsoft Corp 2.525% 6/1/2050	326,000	201,458
Microsoft Corp 2.921% 3/17/2052	534,000	354,120
Microsoft Corp 3.3% 2/6/2027	115,000	113,824
Microsoft Corp 3.4% 6/15/2027	210,000	208,794
Microsoft Corp 3.45% 8/8/2036	31,000	27,841
Microsoft Corp 4.2% 11/3/2035	170,000	167,569
Oracle Corp 1.65% 3/25/2026	207,000	202,767
Oracle Corp 2.95% 4/1/2030	360,000	336,185
Oracle Corp 3.25% 11/15/2027	96,000	93,839
Oracle Corp 3.6% 4/1/2050	300,000	209,803
Oracle Corp 3.8% 11/15/2037	110,000	94,164
Oracle Corp 3.85% 4/1/2060	80,000	55,130
Oracle Corp 3.9% 5/15/2035	220,000	198,490
Oracle Corp 4% 11/15/2047	397,000	303,862
Oracle Corp 4.2% 9/27/2029	290,000	288,004
Oracle Corp 4.7% 9/27/2034	70,000	67,964
Oracle Corp 4.9% 2/6/2033	250,000	250,669
Oracle Corp 5.375% 7/15/2040	641,000	626,054
Oracle Corp 5.375% 9/27/2054	70,000	63,990
Oracle Corp 5.5% 8/3/2035	50,000	51,108
Oracle Corp 6% 8/3/2055	120,000	119,798
Roper Technologies Inc 1% 9/15/2025	50,000	49,609
Roper Technologies Inc 1.4% 9/15/2027	50,000	47,033
Roper Technologies Inc 1.75% 2/15/2031	50,000	42,931
Roper Technologies Inc 2% 6/30/2030	330,000	293,246
Salesforce Inc 2.7% 7/15/2041	220,000	158,255
Salesforce Inc 2.9% 7/15/2051	20,000	12,800
Synopsys Inc 4.65% 4/1/2028	80,000	80,814
Synopsys Inc 4.85% 4/1/2030	60,000	60,832
Synopsys Inc 5% 4/1/2032	60,000	60,776
Synopsys Inc 5.15% 4/1/2035	60,000	60,476
Synopsys Inc 5.7% 4/1/2055	60,000	59,656
VMware LLC 2.2% 8/15/2031	50,000	43,397
VMware LLC 4.7% 5/15/2030	100,000	100,397
		5,538,690
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.2% 2/8/2028	440,000	410,349
Apple Inc 1.25% 8/20/2030	50,000	43,377
Apple Inc 2.375% 2/8/2041	330,000	230,657
Apple Inc 2.55% 8/20/2060	200,000	115,299
Apple Inc 2.8% 2/8/2061	120,000	70,960
Apple Inc 2.95% 9/11/2049	240,000	161,098
Apple Inc 3% 11/13/2027	96,000	94,146
Apple Inc 3.2% 5/11/2027	200,000	197,471
Apple Inc 3.75% 11/13/2047	57,000	44,954
Apple Inc 3.85% 5/4/2043	369,000	309,069
Apple Inc 4.2% 5/12/2030 (e)	650,000	652,901
Apple Inc 4.3% 5/10/2033	250,000	250,755
Apple Inc 4.5% 2/23/2036 (e)	90,000	89,759
Hewlett Packard Enterprise Co 4.55% 10/15/2029	130,000	129,350
Hewlett Packard Enterprise Co 5% 10/15/2034	130,000	126,102
Hewlett Packard Enterprise Co 5.6% 10/15/2054	60,000	55,415
HP Inc 4.2% 4/15/2032	110,000	105,117
HP Inc 6.1% 4/25/2035	100,000	103,471
		3,190,250
TOTAL INFORMATION TECHNOLOGY		19,975,687

Materials - 0.5%
Chemicals - 0.4%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	99,194
Air Products and Chemicals Inc 2.05% 5/15/2030	60,000	54,271
Air Products and Chemicals Inc 2.7% 5/15/2040	60,000	43,650
Air Products and Chemicals Inc 2.8% 5/15/2050	100,000	63,178
Albemarle Corp 4.65% 6/1/2027 (e)	120,000	119,582
Albemarle Corp 5.65% 6/1/2052	20,000	16,671
CF Industries Inc 4.95% 6/1/2043	70,000	62,231
CF Industries Inc 5.375% 3/15/2044	20,000	18,567
Dow Chemical Co/The 2.1% 11/15/2030 (e)	250,000	220,451
Dow Chemical Co/The 3.6% 11/15/2050	200,000	135,116
Dow Chemical Co/The 4.625% 10/1/2044	100,000	82,541
Dow Chemical Co/The 4.8% 5/15/2049	50,000	40,928
Dow Chemical Co/The 7.375% 11/1/2029	46,000	50,980
DuPont de Nemours Inc 4.725% 11/15/2028	35,000	35,531
DuPont de Nemours Inc 5.319% 11/15/2038	411,000	425,443
Eastman Chemical Co 4.5% 12/1/2028	174,000	174,388
Eastman Chemical Co 5.75% 3/8/2033	80,000	83,175
Ecolab Inc 1.3% 1/30/2031	300,000	254,992
Ecolab Inc 2.7% 12/15/2051	50,000	30,674
Huntsman Intl LLC 4.5% 5/1/2029	100,000	94,834
International Flavors & Fragrances Inc 4.375% 6/1/2047	50,000	38,613
Linde Inc/CT 2% 8/10/2050	60,000	31,432
LYB International Finance II BV 3.5% 3/2/2027	166,000	163,601
LYB International Finance III LLC 3.375% 10/1/2040	20,000	14,769
LYB International Finance III LLC 3.625% 4/1/2051	120,000	80,254
LYB International Finance III LLC 4.2% 10/15/2049	100,000	74,215
LYB International Finance III LLC 5.5% 3/1/2034	50,000	49,906
Mosaic Co/The 4.05% 11/15/2027	90,000	89,324
Mosaic Co/The 5.45% 11/15/2033	50,000	51,142
RPM International Inc 5.25% 6/1/2045	30,000	27,537
Sherwin-Williams Co/The 3.45% 6/1/2027	290,000	286,045
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	58,816
Sherwin-Williams Co/The 4.5% 6/1/2047	50,000	41,827
Westlake Corp 3.6% 8/15/2026 (e)	625,000	618,578
		3,732,456
Construction Materials - 0.0%
Martin Marietta Materials Inc 2.4% 7/15/2031	100,000	88,185
Martin Marietta Materials Inc 2.5% 3/15/2030	90,000	82,584
Martin Marietta Materials Inc 3.2% 7/15/2051	20,000	13,251
Martin Marietta Materials Inc 5.15% 12/1/2034	30,000	30,139
Martin Marietta Materials Inc 5.5% 12/1/2054	30,000	28,926
Vulcan Materials Co 5.35% 12/1/2034	110,000	111,976
		355,061
Containers & Packaging - 0.0%
Amcor Flexibles North America Inc 5.5% 3/17/2035 (c)	60,000	60,874
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	154,229
Avery Dennison Corp 2.65% 4/30/2030	80,000	73,473
International Paper Co 4.8% 6/15/2044	155,000	134,511
Packaging Corp of America 5.7% 12/1/2033	80,000	83,551
Sonoco Products Co 5% 9/1/2034	100,000	97,266
WRKCo Inc 4.2% 6/1/2032	50,000	48,017
		651,921
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	130,000	128,423
Freeport-McMoRan Inc 5.4% 11/14/2034 (e)	140,000	142,189
Newmont Corp 2.25% 10/1/2030	100,000	90,050
Newmont Corp 2.6% 7/15/2032 (e)	250,000	221,025
Newmont Corp 2.8% 10/1/2029	100,000	94,614
Newmont Corp 5.45% 6/9/2044	80,000	77,958
Nucor Corp 3.125% 4/1/2032	130,000	118,380
Nucor Corp 6.4% 12/1/2037	50,000	55,117
		927,756
TOTAL MATERIALS		5,667,194

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	170,000	174,100
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	140,000	139,499
Piedmont Operating Partnership LP 3.15% 8/15/2030	30,000	26,915
Safehold GL Holdings LLC 6.1% 4/1/2034	30,000	31,226
VICI Properties LP 4.75% 2/15/2028	70,000	70,384
VICI Properties LP 4.95% 2/15/2030	60,000	60,351
VICI Properties LP 5.125% 5/15/2032	70,000	69,742
VICI Properties LP 6.125% 4/1/2054	60,000	58,981
WP Carey Inc 3.85% 7/15/2029	70,000	68,117
		699,315
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	125,000	103,782
Alexandria Real Estate Equities Inc 3% 5/18/2051	145,000	87,878
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	90,000	75,372
Healthpeak OP LLC 3% 1/15/2030	250,000	234,399
Omega Healthcare Investors Inc 5.2% 7/1/2030	90,000	90,505
Omega Healthcare Investors Inc 5.25% 1/15/2026	230,000	230,114
Ventas Realty LP 4.4% 1/15/2029	40,000	39,866
Ventas Realty LP 4.875% 4/15/2049	160,000	136,999
Welltower OP LLC 4.95% 9/1/2048	76,000	69,795
		1,068,710
Industrial REITs - 0.0%
LXP Industrial Trust 6.75% 11/15/2028	50,000	52,928
Prologis LP 1.75% 2/1/2031	370,000	320,924
Prologis LP 3% 4/15/2050	145,000	93,963
Prologis LP 5% 1/31/2035	90,000	89,973
		557,788
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	90,000	75,925
Boston Properties LP 2.9% 3/15/2030	80,000	73,501
Boston Properties LP 3.65% 2/1/2026	100,000	99,352
Boston Properties LP 5.75% 1/15/2035	40,000	40,257
Boston Properties LP 6.75% 12/1/2027	180,000	189,017
COPT Defense Properties LP 2.75% 4/15/2031	50,000	44,224
Highwoods Realty LP 4.125% 3/15/2028	80,000	78,303
Highwoods Realty LP 7.65% 2/1/2034	20,000	22,612
Kilroy Realty LP 4.75% 12/15/2028	80,000	79,356
Kilroy Realty LP 6.25% 1/15/2036	40,000	39,879
		742,426
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.95% 8/15/2034	50,000	52,641
Digital Realty Trust LP 4.45% 7/15/2028	120,000	120,044
Essex Portfolio LP 2.65% 3/15/2032	170,000	148,364
Essex Portfolio LP 5.375% 4/1/2035	40,000	40,592
Extra Space Storage LP 5.35% 1/15/2035	50,000	50,334
Extra Space Storage LP 5.4% 2/1/2034	20,000	20,313
Extra Space Storage LP 5.4% 6/15/2035	20,000	20,108
Extra Space Storage LP 5.9% 1/15/2031	150,000	158,469
Mid-America Apartments LP 5% 3/15/2034	40,000	40,290
Tanger Properties LP 2.75% 9/1/2031	30,000	26,307
		677,462
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	130,000	131,464
American Homes 4 Rent LP 4.95% 6/15/2030	100,000	101,021
American Homes 4 Rent LP 5.5% 2/1/2034	30,000	30,502
AvalonBay Communities Inc 2.3% 3/1/2030	130,000	118,701
AvalonBay Communities Inc 3.2% 1/15/2028	203,000	198,267
AvalonBay Communities Inc 3.3% 6/1/2029	100,000	96,545
Camden Property Trust 4.9% 1/15/2034	60,000	60,002
ERP Operating LP 3.5% 3/1/2028	61,000	59,994
ERP Operating LP 4.15% 12/1/2028	330,000	329,838
Invitation Homes Operating Partnership LP 2% 8/15/2031	100,000	85,145
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	50,000	50,776
Sun Communities Operating LP 2.7% 7/15/2031	80,000	70,898
UDR Inc 2.1% 6/15/2033	80,000	64,317
		1,397,470
Retail REITs - 0.3%
Agree LP 2% 6/15/2028	140,000	131,228
Brixmor Operating Partnership LP 4.05% 7/1/2030	41,000	39,775
Brixmor Operating Partnership LP 4.125% 5/15/2029	19,000	18,682
Brixmor Operating Partnership LP 5.5% 2/15/2034	40,000	40,446
Federal Realty OP LP 3.5% 6/1/2030	70,000	66,588
Federal Realty OP LP 5.375% 5/1/2028	50,000	51,245
Kimco Realty OP LLC 1.9% 3/1/2028	570,000	539,170
Kimco Realty OP LLC 4.25% 4/1/2045	20,000	16,422
Kite Realty Group LP 5.2% 8/15/2032	50,000	50,436
Kite Realty Group LP 5.5% 3/1/2034	30,000	30,583
NNN REIT Inc 3% 4/15/2052	100,000	61,475
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	60,000	60,568
Realty Income Corp 2.1% 3/15/2028	90,000	85,217
Realty Income Corp 3.25% 1/15/2031	220,000	206,212
Realty Income Corp 3.4% 1/15/2028	230,000	225,542
Realty Income Corp 4.9% 7/15/2033	50,000	49,844
Realty Income Corp 5.125% 2/15/2034	70,000	70,783
Regency Centers LP 4.125% 3/15/2028	60,000	59,840
Regency Centers LP 5.1% 1/15/2035	50,000	50,111
Regency Centers LP 5.25% 1/15/2034	70,000	71,020
Simon Property Group LP 2.65% 7/15/2030	125,000	115,309
Simon Property Group LP 3.375% 12/1/2027	935,000	918,074
Simon Property Group LP 4.75% 9/26/2034	130,000	126,567
Simon Property Group LP 6.25% 1/15/2034	20,000	21,700
Simon Property Group LP 6.65% 1/15/2054	50,000	54,892
		3,161,729
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	160,000	142,095
American Tower Corp 3.1% 6/15/2050	160,000	104,923
American Tower Corp 3.6% 1/15/2028	32,000	31,417
American Tower Corp 3.8% 8/15/2029	70,000	68,059
American Tower Corp 5.4% 1/31/2035	20,000	20,417
American Tower Corp 5.9% 11/15/2033	110,000	116,050
Crown Castle Inc 1.35% 7/15/2025	79,000	78,901
Crown Castle Inc 2.25% 1/15/2031	280,000	243,591
Crown Castle Inc 3.25% 1/15/2051	40,000	26,084
Crown Castle Inc 3.7% 6/15/2026	100,000	99,134
Crown Castle Inc 5.1% 5/1/2033	160,000	159,342
CubeSmart LP 3% 2/15/2030	80,000	74,555
EPR Properties 3.75% 8/15/2029	70,000	66,651
Public Storage Operating Co 5.125% 1/15/2029	260,000	268,154
Public Storage Operating Co 5.35% 8/1/2053	30,000	28,792
Weyerhaeuser Co 4% 11/15/2029	160,000	157,159
		1,685,324
TOTAL REAL ESTATE		9,990,224

Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 5.4% 6/1/2033	100,000	101,442
AEP Transmission Co LLC 5.4% 3/15/2053	160,000	154,131
Alabama Power Co 6% 3/1/2039	180,000	193,108
American Electric Power Co Inc 5.625% 3/1/2033	140,000	145,536
American Electric Power Co Inc 6.95% 12/15/2054 (b)	50,000	52,132
Appalachian Power Co 3.3% 6/1/2027	110,000	107,899
Appalachian Power Co 4.45% 6/1/2045	18,000	14,617
Appalachian Power Co 4.5% 3/1/2049	90,000	72,674
Arizona Public Service Co 2.95% 9/15/2027	68,000	65,895
Arizona Public Service Co 3.5% 12/1/2049	100,000	68,497
Arizona Public Service Co 5.55% 8/1/2033	30,000	30,702
Baltimore Gas and Electric Co 2.9% 6/15/2050	200,000	125,055
Baltimore Gas and Electric Co 3.2% 9/15/2049	150,000	101,706
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	250,000	174,421
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	50,000	50,887
Cleco Corporate Holdings LLC 4.973% 5/1/2046	20,000	17,171
Commonwealth Edison Co 2.75% 9/1/2051	100,000	60,450
Commonwealth Edison Co 3.2% 11/15/2049	30,000	20,259
Commonwealth Edison Co 4% 3/1/2048	42,000	33,217
Commonwealth Edison Co 4.9% 2/1/2033	210,000	211,527
Commonwealth Edison Co 5.65% 6/1/2054	100,000	99,083
Commonwealth Edison Co 6.45% 1/15/2038	50,000	55,086
Connecticut Light and Power Co/The 4.9% 7/1/2033	140,000	139,815
Consolidated Edison Co of New York Inc 3% 12/1/2060	80,000	47,226
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	101,342
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	150,000	121,957
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	50,000	42,446
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	100,000	103,009
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	256,000	258,800
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	150,000	161,315
Dominion Energy South Carolina Inc 5.3% 1/15/2035	200,000	204,466
DTE Electric Co 2.95% 3/1/2050	50,000	32,503
DTE Electric Co 3% 3/1/2032	100,000	90,842
DTE Electric Co 5.2% 3/1/2034	60,000	61,271
DTE Electric Co 5.4% 4/1/2053	110,000	107,392
Duke Energy Carolinas LLC 2.45% 8/15/2029	190,000	177,218
Duke Energy Carolinas LLC 3.95% 3/15/2048	31,000	24,190
Duke Energy Carolinas LLC 4.25% 12/15/2041	341,000	291,629
Duke Energy Corp 2.45% 6/1/2030	182,000	165,154
Duke Energy Corp 3.75% 9/1/2046	80,000	59,236
Duke Energy Corp 3.95% 8/15/2047	250,000	187,861
Duke Energy Corp 4.2% 6/15/2049	90,000	69,916
Duke Energy Corp 6.45% 9/1/2054 (b)	50,000	51,390
Duke Energy Florida LLC 6.35% 9/15/2037	110,000	120,220
Duke Energy Florida LLC 6.4% 6/15/2038	100,000	109,638
Duke Energy Indiana LLC 2.75% 4/1/2050	100,000	61,606
Duke Energy Ohio Inc 2.125% 6/1/2030	70,000	63,027
Duke Energy Ohio Inc 3.65% 2/1/2029	160,000	156,923
Duke Energy Progress LLC 3.7% 10/15/2046	170,000	128,319
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	103,235
Edison International 5.25% 3/15/2032	100,000	94,860
Entergy Arkansas LLC 5.15% 1/15/2033	110,000	112,719
Entergy Arkansas LLC 5.75% 6/1/2054	50,000	49,524
Entergy Corp 0.9% 9/15/2025	400,000	396,997
Entergy Corp 7.125% 12/1/2054 (b)	40,000	41,386
Entergy Louisiana LLC 3.05% 6/1/2031	190,000	175,022
Entergy Louisiana LLC 3.1% 6/15/2041	110,000	80,807
Entergy Louisiana LLC 4.2% 4/1/2050	70,000	55,526
Entergy Mississippi LLC 5% 9/1/2033	90,000	90,126
Entergy Mississippi LLC 5.8% 4/15/2055	40,000	40,023
Entergy Tex Inc 3.55% 9/30/2049	29,000	20,256
Entergy Tex Inc 5.25% 4/15/2035	130,000	131,060
Evergy Kansas Central Inc 5.25% 3/15/2035	140,000	141,541
Evergy Kansas Central Inc 5.7% 3/15/2053	20,000	19,707
Eversource Energy 2.55% 3/15/2031	120,000	106,673
Eversource Energy 3.3% 1/15/2028	62,000	60,360
Eversource Energy 3.45% 1/15/2050	80,000	55,955
Eversource Energy 5.45% 3/1/2028	150,000	153,869
Exelon Corp 3.4% 4/15/2026	150,000	148,679
Exelon Corp 4.05% 4/15/2030	230,000	226,261
Exelon Corp 4.45% 4/15/2046	144,000	119,081
Exelon Corp 5.45% 3/15/2034	30,000	30,781
Exelon Corp 5.875% 3/15/2055	50,000	49,888
FirstEnergy Corp 1.6% 1/15/2026	85,000	83,436
FirstEnergy Corp 4.85% 7/15/2047 (g)	140,000	118,962
Florida Power & Light Co 2.875% 12/4/2051	150,000	94,477
Florida Power & Light Co 3.15% 10/1/2049	100,000	67,569
Florida Power & Light Co 4.05% 10/1/2044	90,000	74,271
Florida Power & Light Co 4.125% 6/1/2048	26,000	21,120
Florida Power & Light Co 5.1% 4/1/2033	70,000	71,544
Florida Power & Light Co 5.3% 6/15/2034	144,000	148,427
Florida Power & Light Co 5.6% 6/15/2054	80,000	79,634
Georgia Power Co 4.95% 5/17/2033	200,000	201,549
Georgia Power Co 5.2% 3/15/2035	130,000	131,809
Georgia Power Co 5.25% 3/15/2034	100,000	101,983
Indiana Michigan Power Co 3.75% 7/1/2047	100,000	74,323
Interstate Power and Light Co 2.3% 6/1/2030	93,000	83,750
Interstate Power and Light Co 3.6% 4/1/2029	80,000	77,664
Jersey Central Power & Light Co 5.1% 1/15/2035	50,000	49,851
Kentucky Utilities Co 5.125% 11/1/2040	100,000	96,352
MidAmerican Energy Co 3.65% 4/15/2029	190,000	186,338
MidAmerican Energy Co 3.65% 8/1/2048	30,000	22,441
MidAmerican Energy Co 5.8% 10/15/2036	100,000	106,549
MidAmerican Energy Co 5.85% 9/15/2054	80,000	82,335
Nevada Power Co 6% 3/15/2054	20,000	20,332
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	500,000	482,171
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	500,000	433,828
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	140,000	135,584
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	80,000	80,252
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)(e)	90,000	92,741
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	240,000	248,993
Northern States Power Co/MN 2.9% 3/1/2050	80,000	52,072
Northern States Power Co/MN 3.4% 8/15/2042	100,000	76,682
Northern States Power Co/MN 3.6% 9/15/2047	50,000	37,360
NSTAR Electric Co 4.95% 9/15/2052	50,000	44,353
NSTAR Electric Co 5.2% 3/1/2035	90,000	90,608
Oglethorpe Power Corp 5.8% 6/1/2054	100,000	97,407
Ohio Power Co 5.65% 6/1/2034	120,000	123,235
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	65,520
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	120,000	92,241
Oncor Electric Delivery Co LLC 4.55% 9/15/2032 (e)	150,000	148,104
Oncor Electric Delivery Co LLC 5.25% 9/30/2040	90,000	88,384
Oncor Electric Delivery Co LLC 5.35% 10/1/2052	20,000	18,732
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (c)	80,000	81,496
Oncor Electric Delivery Co LLC 5.8% 4/1/2055 (c)	20,000	20,087
Pacific Gas and Electric Co 2.1% 8/1/2027	210,000	198,890
Pacific Gas and Electric Co 3% 6/15/2028	100,000	94,970
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	71,540
Pacific Gas and Electric Co 3.5% 8/1/2050	682,000	437,288
Pacific Gas and Electric Co 5.45% 6/15/2027	770,000	778,912
Pacific Gas and Electric Co 5.55% 5/15/2029	130,000	132,096
Pacific Gas and Electric Co 6.75% 1/15/2053	100,000	100,615
PacifiCorp 5.45% 2/15/2034	120,000	121,697
PacifiCorp 5.8% 1/15/2055	150,000	143,529
PacifiCorp 6% 1/15/2039	235,000	242,737
PECO Energy Co 3.05% 3/15/2051	100,000	65,457
PECO Energy Co 3.9% 3/1/2048	96,000	74,889
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	50,000	46,116
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	160,000	151,629
PPL Capital Funding Inc 4% 9/15/2047	20,000	14,214
PPL Electric Utilities Corp 3% 10/1/2049	100,000	65,794
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	19,072
Public Service Co of Colorado 3.7% 6/15/2028	87,000	86,045
Public Service Co of Colorado 5.35% 5/15/2034	40,000	40,569
Public Service Co of Colorado 5.85% 5/15/2055	40,000	39,599
Public Service Co of Colorado 6.25% 9/1/2037	182,000	195,329
Public Service Co of Oklahoma 5.2% 1/15/2035	100,000	99,820
Public Service Electric and Gas Co 2.45% 1/15/2030	70,000	64,691
Public Service Electric and Gas Co 2.7% 5/1/2050	100,000	62,062
Public Service Electric and Gas Co 3.15% 1/1/2050	70,000	47,529
Public Service Electric and Gas Co 3.6% 12/1/2047	44,000	32,596
Public Service Electric and Gas Co 3.65% 9/1/2042	70,000	55,158
Public Service Electric and Gas Co 3.8% 3/1/2046	80,000	62,274
Public Service Electric and Gas Co 5.2% 8/1/2033	40,000	41,220
Public Service Electric and Gas Co 5.3% 8/1/2054	50,000	47,811
Puget Sound Energy Inc 4.223% 6/15/2048	45,000	35,946
Puget Sound Energy Inc 5.33% 6/15/2034	100,000	101,983
Puget Sound Energy Inc 5.685% 6/15/2054	20,000	19,599
Southern California Edison Co 3.45% 2/1/2052	90,000	56,545
Southern California Edison Co 4% 4/1/2047	562,000	403,620
Southern California Edison Co 5.75% 4/15/2054	20,000	17,914
Southern California Edison Co 5.95% 2/1/2038	50,000	49,955
Southern California Edison Co 6.2% 9/15/2055	100,000	95,753
Southern Co/The 3.25% 7/1/2026	352,000	348,199
Southern Co/The 3.7% 4/30/2030	120,000	116,051
Southern Co/The 4% 1/15/2051 (b)	130,000	129,249
Southern Co/The 4.25% 7/1/2036	110,000	100,582
Southern Co/The 6.375% 3/15/2055 (b)	10,000	10,290
Southwestern Electric Power Co 3.85% 2/1/2048 (e)	190,000	138,467
Southwestern Public Service Co 3.75% 6/15/2049	80,000	57,904
Tampa Electric Co 4.45% 6/15/2049	120,000	98,623
Tucson Electric Power Co 5.5% 4/15/2053	50,000	47,353
Union Electric Co 5.45% 3/15/2053	130,000	125,418
Virginia Electric and Power Co 2.4% 3/30/2032	60,000	52,003
Virginia Electric and Power Co 3.3% 12/1/2049	60,000	40,466
Virginia Electric and Power Co 3.8% 9/15/2047	50,000	37,527
Virginia Electric and Power Co 4.6% 12/1/2048	52,000	44,077
Virginia Electric and Power Co 4.625% 5/15/2052	110,000	92,468
Virginia Electric and Power Co 5.05% 8/15/2034	120,000	120,255
Virginia Electric and Power Co 5.3% 8/15/2033	50,000	50,986
Virginia Electric and Power Co 5.35% 1/15/2054	20,000	18,785
Virginia Electric and Power Co 5.7% 8/15/2053	50,000	49,233
Wisconsin Electric Power Co 4.6% 10/1/2034	110,000	108,757
Wisconsin Power and Light Co 4.95% 4/1/2033	100,000	100,106
Wisconsin Public Service Corp 4.55% 12/1/2029	165,000	167,018
Xcel Energy Inc 3.4% 6/1/2030	63,000	59,767
Xcel Energy Inc 4% 6/15/2028	76,000	75,340
		18,707,495
Gas Utilities - 0.1%
Atmos Energy Corp 5.2% 8/15/2035	50,000	50,584
Atmos Energy Corp 5.45% 10/15/2032	180,000	188,295
Atmos Energy Corp 5.9% 11/15/2033	80,000	85,876
Atmos Energy Corp 6.2% 11/15/2053	60,000	64,880
CenterPoint Energy Resources Corp 5.4% 7/1/2034	130,000	132,149
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	100,000	104,062
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	100,000	103,338
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	100,000	89,010
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	50,000	50,214
Southern California Gas Co 3.75% 9/15/2042	100,000	77,640
Southern California Gas Co 5.05% 9/1/2034	60,000	60,388
Southern California Gas Co 5.2% 6/1/2033	100,000	101,357
Southern Co Gas Capital Corp 3.95% 10/1/2046	308,000	236,718
Southwest Gas Corp 5.45% 3/23/2028	76,000	77,702
		1,422,213
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	70,000	61,197
AES Corp/The 5.8% 3/15/2032	10,000	10,153
Constellation Energy Generation LLC 5.8% 3/1/2033	130,000	137,464
Constellation Energy Generation LLC 6.5% 10/1/2053	70,000	75,119
Southern Power Co 4.95% 12/15/2046	80,000	69,104
		353,037
Multi-Utilities - 0.4%
Ameren Corp 5.7% 12/1/2026	200,000	203,206
Ameren Illinois Co 4.5% 3/15/2049	30,000	25,441
Ameren Illinois Co 4.95% 6/1/2033	140,000	141,876
Ameren Illinois Co 5.55% 7/1/2054	50,000	49,267
Berkshire Hathaway Energy Co 4.25% 10/15/2050	290,000	231,666
Berkshire Hathaway Energy Co 4.45% 1/15/2049	54,000	44,641
Berkshire Hathaway Energy Co 4.5% 2/1/2045	20,000	17,191
CenterPoint Energy Inc 6.85% 2/15/2055 (b)	40,000	41,382
CMS Energy Corp 4.875% 3/1/2044	40,000	35,668
CMS Energy Corp 6.5% 6/1/2055 (b)	100,000	100,239
Consumers Energy Co 4.5% 1/15/2031	60,000	60,235
Consumers Energy Co 4.625% 5/15/2033	130,000	128,727
Consumers Energy Co 4.9% 2/15/2029	110,000	112,293
Consumers Energy Co 5.05% 5/15/2035	60,000	60,415
Dominion Energy Inc 3.375% 4/1/2030	720,000	684,236
Dominion Energy Inc 4.6% 3/15/2049	50,000	40,969
Dominion Energy Inc 4.7% 12/1/2044	26,000	22,286
Dominion Energy Inc 7% 6/1/2054 (b)	50,000	53,647
Dominion Energy Inc 7% 6/15/2038	130,000	147,839
DTE Energy Co 2.85% 10/1/2026	140,000	137,541
DTE Energy Co 4.95% 7/1/2027	220,000	222,520
DTE Energy Co 5.2% 4/1/2030	110,000	112,561
NiSource Inc 0.95% 8/15/2025	280,000	278,706
NiSource Inc 2.95% 9/1/2029	190,000	179,248
NiSource Inc 3.49% 5/15/2027	50,000	49,229
NiSource Inc 3.95% 3/30/2048	46,000	35,499
NiSource Inc 5.25% 2/15/2043	156,000	145,514
NiSource Inc 5.85% 4/1/2055	30,000	29,685
NiSource Inc 6.95% 11/30/2054 (b)	50,000	52,048
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,498
Public Service Enterprise Group Inc 5.875% 10/15/2028	70,000	73,260
Public Service Enterprise Group Inc 6.125% 10/15/2033	30,000	31,864
Puget Energy Inc 4.1% 6/15/2030	200,000	193,184
San Diego Gas & Electric Co 5.35% 4/1/2053	100,000	93,391
San Diego Gas & Electric Co 5.55% 4/15/2054	50,000	48,094
Sempra 6% 10/15/2039	274,000	277,805
Sempra 6.875% 10/1/2054 (b)	150,000	151,265
WEC Energy Group Inc 4.75% 1/15/2028	100,000	101,015
		4,517,151
Water Utilities - 0.0%
American Water Capital Corp 3.75% 9/1/2028	140,000	138,057
American Water Capital Corp 3.75% 9/1/2047	280,000	212,846
American Water Capital Corp 5.45% 3/1/2054	20,000	19,345
		370,248
TOTAL UTILITIES		25,370,144

TOTAL UNITED STATES		227,860,019
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $302,359,157)		281,080,369

U.S. Government Agency - Mortgage Securities - 24.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.9%
Fannie Mae 2% 2/1/2051	869,502	693,241
Fannie Mae 2% 2/1/2052	145,543	117,313
Fannie Mae 2% 4/1/2052	193,854	155,587
Fannie Mae 2.5% 11/1/2032	24,605	23,546
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	360,915	321,194
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,376,817	1,225,289
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	701,159	623,991
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	688,127	612,394
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	331,047	294,613
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	213,042	160,223
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	278,948	248,248
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,613,874	1,214,760
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	391,529	294,458
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	475,145	424,189
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	185,577	139,567
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	175,865	132,263
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	276,505	254,044
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	851,182	778,048
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	217,839	173,884
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	459,379	367,692
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	446,853	411,112
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	53,364	48,879
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	558,229	445,591
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	71,265	56,886
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	49,345	39,435
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	39,867	31,711
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	895,914	818,937
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,794,539	1,425,713
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	545,393	433,300
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,238,027	1,137,458
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,231,140	6,570,286
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	535,606	427,533
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	195,547	156,334
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,166,166	926,487
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	903,837	724,288
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	765,711	616,711
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	623,791	500,654
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	26,448	24,175
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	405,792	324,166
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	35,706	28,468
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	308,014	281,549
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	897,464	715,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	747,293	598,608
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	323,321	256,263
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	100,206	80,863
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	914,339	728,989
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	422,735	334,794
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	336,175	268,553
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,730	14,203
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	236,121	188,035
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	19,714	18,150
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	636,418	510,390
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	109,099	87,187
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	240,358	192,084
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	37,010	29,577
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	614,969	493,189
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	295,055	235,796
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	60,428	48,292
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2037	46,758	42,741
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	190,099	152,039
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	74,220	58,850
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	26,577	21,240
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	1,157	1,141
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	12,482	12,010
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	27,216	23,331
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	94,969	79,335
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	171,037	142,133
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	87,414	73,242
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	130,220	125,404
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	602,633	501,733
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	328,428	273,084
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	120,157	100,677
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	66,047	63,305
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	17,685	16,944
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	288,725	239,932
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	19,609	18,724
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	14,199	13,030
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	441,285	368,641
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	944,452	793,404
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	886,649	742,351
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	773,806	649,082
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	9,798	9,605
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	21,013	20,204
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	74,164	66,483
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	529,702	442,502
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	198,480	164,938
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	300,665	251,169
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,841,238	1,531,805
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	13,695	13,351
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	324,285	305,825
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	10,942	10,429
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,015,901	848,663
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	149,933	140,929
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	28,216	25,246
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	55,213	46,227
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,395,246	1,169,049
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	700,778	585,416
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	980,696	814,350
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	306,144	254,694
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	9,050	8,535
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,748,121	1,458,160
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	25,336	24,407
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	151,994	144,529
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	116,291	109,344
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	394,920	368,736
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	400,569	337,507
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	319,651	266,630
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	134,447	112,146
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	727,315	603,948
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	142,080	117,981
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	23,168	22,304
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	241,923	227,471
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	218,846	205,773
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	171,557	160,236
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	138,427	122,511
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	326,118	272,636
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	715,288	601,337
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	515,786	430,233
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	35,480	34,360
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	154,544	149,107
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	379,434	350,417
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	19,324	17,553
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	705,318	618,318
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	386,790	339,080
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	57,012	49,979
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	296,829	256,876
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	34,365	33,235
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	102,764	99,149
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,224	2,927
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	318,390	289,122
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	56,078	49,669
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	368,390	323,180
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	226,741	198,914
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	73,612	65,061
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	58,055	51,094
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	123,204	107,814
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	11,614	11,271
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,434	6,748
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	320,621	291,288
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	201,457	179,063
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	15,244	13,550
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	14,599	13,276
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	315,138	278,630
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	185,767	178,826
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	172,618	166,546
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,651	8,758
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	32,564	28,944
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	9,147	8,102
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	49,723	43,931
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	18,347	17,795
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	45,474	44,127
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	8,367	8,055
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	49,652	45,068
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	47,513	43,094
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	7,308	6,633
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	37,081	32,785
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	351,489	308,133
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	80,830	70,860
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,492,883	2,181,494
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	708,845	624,068
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	292,346	257,016
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	282,126	247,150
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	250,165	220,245
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	49,406	43,497
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	99,861	96,982
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	41,518	40,219
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,690	13,335
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,846,113	1,677,836
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	15,942	14,408
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	68,082	61,846
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	63,302	57,600
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	52,352	46,287
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	123,857	109,044
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	691,263	598,284
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	43,891	38,025
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	21,610	18,722
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	39,327	38,084
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	521,254	494,749
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,622	19,637
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	125,000	108,292
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	27,402	26,438
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	20,083	17,870
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	394,522	341,419
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	263,107	227,693
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	11,547	11,165
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	153,459	148,061
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	29,498	26,750
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	880,169	782,328
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	288,362	252,342
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	73,842	71,658
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,918	14,443
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,170,846	1,044,352
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,410	3,924
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	264,079	231,918
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	112,163	97,136
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2053	199,981	173,032
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,390	10,141
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	146,583	141,427
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	117,836	107,002
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	50,909	45,297
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	28,885	26,230
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,773	4,247
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	10,123	8,997
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	632,083	555,103
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	60,684	53,578
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	91,831	79,470
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	59,888	57,990
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	124,330	116,592
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	196,387	180,792
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	294,738	272,438
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	42,882	39,397
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	42,752	39,276
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	35,303	32,136
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	11,167	11,072
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	25,927	25,348
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	72,711	66,619
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	10,788	10,517
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	1,110,645	1,039,748
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	363,354	340,482
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2055	99,087	89,213
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	41,479	38,302
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	43,108	42,846
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	93,378	91,731
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	22,997	22,419
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2055	175,000	157,562
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	10,300	10,118
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	120,957	111,314
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	74,376	67,819
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	301,483	273,303
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	244,977	220,930
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	313,364	293,439
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	229,188	208,983
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	58,084	53,454
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	24,790	24,353
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	15,416	15,072
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	532,153	498,664
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	145,536	132,705
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	111,436	101,890
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	1,963,319	1,770,602
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	20,364	20,056
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	26,851	26,377
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	13,868	13,623
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,615,699	1,511,328
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	237,724	218,400
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	517,030	471,126
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,824	4,661
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	52,475	50,558
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	48,873	46,220
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2055	673,970	626,636
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,697	10,345
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	8,228	7,965
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,748	4,600
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	30,979	29,696
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	56,411	53,789
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	30,888	29,211
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	12,565	11,859
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	8,363	7,888
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	377,635	355,598
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	438,765	408,910
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	62,029	59,736
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	48,807	47,166
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	36,047	34,504
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	121,582	114,753
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	44,642	43,163
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	61,305	59,137
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	30,669	29,353
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	13,049	12,308
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	5,104	4,814
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	94,979	92,179
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,164	10,800
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	54,232	52,322
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	27,956	26,744
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	54,984	53,172
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,453	7,119
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	48,760	46,734
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	21,415	20,641
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	108,673	102,569
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	52,564	49,612
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	328,220	307,015
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	911,986	872,507
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	47,634	45,003
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,307	18,240
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2054	382,249	355,463
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	8,391	8,115
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	53,778	51,345
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	5,714	5,455
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	31,764	30,059
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,034	2,864
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	4,007	3,999
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	35,982	34,793
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,444	5,198
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,371,976	1,294,914
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	72,344	68,281
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	9,546	9,010
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	51,550	49,219
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,032	5,759
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	19,551	18,508
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	25,683	24,241
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	92,010	86,929
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	207,217	195,578
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	128,669	120,075
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	13,006	12,615
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	55,241	52,708
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	89,022	83,855
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	493,208	460,266
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	181,469	169,349
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	61,147	58,343
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	242,424	229,035
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	5,666	5,348
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	2,855	2,695
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	103,226	97,235
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,330	13,936
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	44,352	43,009
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	35,714	35,403
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,242	8,968
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	309,492	297,027
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	24,761	23,680
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	11,519	11,163
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,115	3,021
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	46,560	45,107
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	94,102	91,077
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	422,590	405,570
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	7,890	7,651
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	359,047	347,840
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	73,651	71,582
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	62,200	60,317
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	41,725	40,462
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2055	465,740	445,563
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	12,098	11,750
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	9,354	9,086
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	183,178	177,633
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	415,501	402,401
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,761	12,434
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	25,632	24,896
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	187,237	181,978
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	10,928	10,611
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2055	174,999	167,363
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	53,934	53,432
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	16,002	15,592
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	74,400	72,311
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,256	9,929
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	27,567	26,724
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	18,750	18,206
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,547	2,469
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,334	2,262
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	363,516	348,279
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	20,821	20,589
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	509,176	501,376
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	117,936	119,666
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	13,210	13,168
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	37,662	37,544
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	480,106	473,051
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	285,461	281,267
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	91,927	90,289
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	23,314	22,942
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	15,159	15,098
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	81,673	80,600
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	183,876	180,599
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	267,812	269,708
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,446	10,433
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	53,145	52,978
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	29,039	29,003
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	422,287	414,333
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	56,777	56,705
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	340,426	334,892
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	293,339	287,837
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	6,922	6,913
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	25,970	25,889
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	165,406	162,459
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	273,126	267,726
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	11,541	11,552
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	21,450	21,470
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	495,808	491,467
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,635	2,637
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	276,236	275,889
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	23,118	23,667
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	20,542	21,029
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,651	19,005
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	677,423	685,674
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	386,162	387,608
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	22,416	22,500
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	17,738	18,209
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	15,256	15,619
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	574,515	576,306
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	349,368	349,365
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	24,147	24,721
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	297,675	297,859
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	23,091	23,824
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	34,358	34,465
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,832,477	1,833,211
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	710,449	710,888
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	318,134	321,512
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	181,558	181,670
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	668,947	668,943
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	418,953	419,605
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	293,232	294,239
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	180,467	180,748
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	162,471	162,470
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	324,344	331,008
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	607,317	618,059
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	200,399	204,829
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	376,379	383,407
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	346,192	352,656
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	453,681	463,711
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	325,812	334,033
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	1,368,609	1,394,162
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	626,788	639,666
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	255,141	262,217
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	239,826	244,071
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	72,758	73,969
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	279,497	284,279
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	109,594	111,743
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	320,018	325,343
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	320,364	329,487
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	64,378	65,640
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	324,689	335,674
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	894,130	923,682
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2043	55,447	57,431
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	505,320	521,626
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	321,187	332,028
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	73,159	75,565
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	1,215,097	1,281,274
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	76,797	81,147
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	72,601	76,531
Freddie Mac Gold Pool 1.5% 10/1/2036	333,583	296,870
Freddie Mac Gold Pool 1.5% 10/1/2041	201,754	166,554
Freddie Mac Gold Pool 1.5% 10/1/2051	1,649,943	1,240,877
Freddie Mac Gold Pool 1.5% 10/1/2051	174,546	131,271
Freddie Mac Gold Pool 1.5% 11/1/2051	492,113	370,105
Freddie Mac Gold Pool 1.5% 11/1/2051	95,770	72,026
Freddie Mac Gold Pool 1.5% 2/1/2037	70,618	62,846
Freddie Mac Gold Pool 1.5% 3/1/2037	82,249	73,197
Freddie Mac Gold Pool 1.5% 7/1/2036	247,556	220,620
Freddie Mac Gold Pool 1.5% 7/1/2041	520,063	430,646
Freddie Mac Gold Pool 1.5% 7/1/2051	469,636	353,200
Freddie Mac Gold Pool 2% 1/1/2051	1,449,142	1,156,738
Freddie Mac Gold Pool 2% 1/1/2051	365,813	292,458
Freddie Mac Gold Pool 2% 1/1/2052	1,885,186	1,497,729
Freddie Mac Gold Pool 2% 1/1/2052	74,648	60,146
Freddie Mac Gold Pool 2% 10/1/2030	78,917	75,490
Freddie Mac Gold Pool 2% 10/1/2050	38,606	30,852
Freddie Mac Gold Pool 2% 10/1/2051	3,022,183	2,401,043
Freddie Mac Gold Pool 2% 10/1/2051	596,937	474,810
Freddie Mac Gold Pool 2% 11/1/2035	261,842	240,572
Freddie Mac Gold Pool 2% 11/1/2035	91,169	83,763
Freddie Mac Gold Pool 2% 11/1/2050	75,577	60,965
Freddie Mac Gold Pool 2% 11/1/2051	1,369,389	1,087,942
Freddie Mac Gold Pool 2% 11/1/2051	892,563	710,512
Freddie Mac Gold Pool 2% 11/1/2051	766,887	610,470
Freddie Mac Gold Pool 2% 12/1/2051	879,720	706,061
Freddie Mac Gold Pool 2% 12/1/2051	497,597	394,239
Freddie Mac Gold Pool 2% 12/1/2051	215,045	170,847
Freddie Mac Gold Pool 2% 12/1/2051	145,852	117,471
Freddie Mac Gold Pool 2% 2/1/2036	793,154	727,484
Freddie Mac Gold Pool 2% 2/1/2051	610,201	486,505
Freddie Mac Gold Pool 2% 3/1/2051	2,081,409	1,663,380
Freddie Mac Gold Pool 2% 4/1/2036	1,538,170	1,409,375
Freddie Mac Gold Pool 2% 4/1/2042	901,006	776,001
Freddie Mac Gold Pool 2% 5/1/2051	1,669,222	1,329,282
Freddie Mac Gold Pool 2% 5/1/2051	23,440	18,901
Freddie Mac Gold Pool 2% 5/1/2052	549,047	441,007
Freddie Mac Gold Pool 2% 7/1/2051	1,095,895	877,851
Freddie Mac Gold Pool 2% 7/1/2051	140,915	114,023
Freddie Mac Gold Pool 2% 8/1/2050	19,478	15,639
Freddie Mac Gold Pool 2% 8/1/2051	274,099	218,021
Freddie Mac Gold Pool 2% 8/1/2051	21,064	16,833
Freddie Mac Gold Pool 2% 9/1/2035	174,140	159,994
Freddie Mac Gold Pool 2% 9/1/2041	1,876,298	1,606,383
Freddie Mac Gold Pool 2% 9/1/2050	177,324	141,710
Freddie Mac Gold Pool 2% 9/1/2050	19,807	15,829
Freddie Mac Gold Pool 2% 9/1/2051	1,060,648	843,651
Freddie Mac Gold Pool 2.5% 1/1/2035	453,487	428,665
Freddie Mac Gold Pool 2.5% 1/1/2047	20,073	17,207
Freddie Mac Gold Pool 2.5% 1/1/2051	2,264,390	1,891,626
Freddie Mac Gold Pool 2.5% 10/1/2050	1,221,293	1,032,457
Freddie Mac Gold Pool 2.5% 10/1/2050	768,592	642,547
Freddie Mac Gold Pool 2.5% 10/1/2051	777,412	647,248
Freddie Mac Gold Pool 2.5% 11/1/2050	591,040	497,806
Freddie Mac Gold Pool 2.5% 11/1/2051	458,814	381,993
Freddie Mac Gold Pool 2.5% 12/1/2051	984,422	818,059
Freddie Mac Gold Pool 2.5% 12/1/2051	762,403	638,326
Freddie Mac Gold Pool 2.5% 2/1/2030	40,861	39,684
Freddie Mac Gold Pool 2.5% 2/1/2051	703,743	587,893
Freddie Mac Gold Pool 2.5% 2/1/2052	2,075,623	1,726,799
Freddie Mac Gold Pool 2.5% 3/1/2033	18,073	17,314
Freddie Mac Gold Pool 2.5% 3/1/2035	460,016	434,836
Freddie Mac Gold Pool 2.5% 3/1/2050	36,102	30,001
Freddie Mac Gold Pool 2.5% 4/1/2027	17,595	17,306
Freddie Mac Gold Pool 2.5% 4/1/2036	151,236	141,729
Freddie Mac Gold Pool 2.5% 4/1/2042	320,154	282,540
Freddie Mac Gold Pool 2.5% 4/1/2052	502,277	418,179
Freddie Mac Gold Pool 2.5% 4/1/2052	96,415	80,212
Freddie Mac Gold Pool 2.5% 5/1/2051	1,189,608	993,775
Freddie Mac Gold Pool 2.5% 7/1/2029	18,345	17,964
Freddie Mac Gold Pool 2.5% 7/1/2051	1,257,049	1,048,543
Freddie Mac Gold Pool 2.5% 7/1/2052	1,207,865	1,002,610
Freddie Mac Gold Pool 2.5% 8/1/2035	186,901	175,736
Freddie Mac Gold Pool 2.5% 8/1/2051	2,435,719	2,031,707
Freddie Mac Gold Pool 2.5% 9/1/2050	60,864	50,883
Freddie Mac Gold Pool 3% 1/1/2029	16,379	16,064
Freddie Mac Gold Pool 3% 1/1/2033	5,246	5,084
Freddie Mac Gold Pool 3% 10/1/2043	126,941	115,682
Freddie Mac Gold Pool 3% 11/1/2034	45,214	43,624
Freddie Mac Gold Pool 3% 2/1/2035	71,112	68,455
Freddie Mac Gold Pool 3% 2/1/2052	660,530	571,623
Freddie Mac Gold Pool 3% 3/1/2033	3,981	3,857
Freddie Mac Gold Pool 3% 3/1/2035	44,430	42,770
Freddie Mac Gold Pool 3% 3/1/2045	26,107	23,448
Freddie Mac Gold Pool 3% 4/1/2035	8,149	7,834
Freddie Mac Gold Pool 3% 4/1/2045	35,821	32,149
Freddie Mac Gold Pool 3% 4/1/2050	165,429	145,644
Freddie Mac Gold Pool 3% 7/1/2045	12,244	10,935
Freddie Mac Gold Pool 3% 7/1/2049	339,768	298,920
Freddie Mac Gold Pool 3% 7/1/2052	75,000	64,905
Freddie Mac Gold Pool 3% 8/1/2047	27,337	24,244
Freddie Mac Gold Pool 3% 8/1/2051	135,792	118,830
Freddie Mac Gold Pool 3% 8/1/2052	2,177,718	1,913,862
Freddie Mac Gold Pool 3% 9/1/2034	1,406	1,356
Freddie Mac Gold Pool 3.5% 1/1/2050	92,653	84,311
Freddie Mac Gold Pool 3.5% 1/1/2050	43,470	39,570
Freddie Mac Gold Pool 3.5% 10/1/2047	127,863	117,470
Freddie Mac Gold Pool 3.5% 12/1/2033	145,936	143,134
Freddie Mac Gold Pool 3.5% 2/1/2048	54,938	50,401
Freddie Mac Gold Pool 3.5% 2/1/2048	9,066	8,340
Freddie Mac Gold Pool 3.5% 2/1/2049	14,904	13,613
Freddie Mac Gold Pool 3.5% 3/1/2048	183,689	168,517
Freddie Mac Gold Pool 3.5% 3/1/2048	77,736	71,558
Freddie Mac Gold Pool 3.5% 3/1/2050	1,234,669	1,137,396
Freddie Mac Gold Pool 3.5% 3/1/2050	223,514	203,320
Freddie Mac Gold Pool 3.5% 3/1/2055	75,000	67,544
Freddie Mac Gold Pool 3.5% 4/1/2052	223,193	201,285
Freddie Mac Gold Pool 3.5% 5/1/2052	497,893	449,020
Freddie Mac Gold Pool 3.5% 6/1/2049	87,023	79,351
Freddie Mac Gold Pool 3.5% 6/1/2052	167,508	151,851
Freddie Mac Gold Pool 3.5% 7/1/2033	23,376	22,964
Freddie Mac Gold Pool 3.5% 7/1/2046	749,311	696,131
Freddie Mac Gold Pool 3.5% 7/1/2049	271,687	247,735
Freddie Mac Gold Pool 3.5% 8/1/2046	89,264	82,449
Freddie Mac Gold Pool 3.5% 9/1/2033	35,674	35,044
Freddie Mac Gold Pool 3.5% 9/1/2048	46,489	42,547
Freddie Mac Gold Pool 3.5% 9/1/2052	816,152	735,783
Freddie Mac Gold Pool 4% 1/1/2039	86,609	83,774
Freddie Mac Gold Pool 4% 1/1/2041	58,280	56,471
Freddie Mac Gold Pool 4% 1/1/2041	28,524	27,639
Freddie Mac Gold Pool 4% 1/1/2044	34,576	33,139
Freddie Mac Gold Pool 4% 1/1/2047	167,301	159,786
Freddie Mac Gold Pool 4% 10/1/2042	12,405	11,959
Freddie Mac Gold Pool 4% 10/1/2048	74,858	70,606
Freddie Mac Gold Pool 4% 10/1/2048	46,372	43,824
Freddie Mac Gold Pool 4% 10/1/2050	123,133	115,678
Freddie Mac Gold Pool 4% 11/1/2033	45,026	44,942
Freddie Mac Gold Pool 4% 11/1/2036	65,971	64,428
Freddie Mac Gold Pool 4% 11/1/2048	232,754	219,681
Freddie Mac Gold Pool 4% 11/1/2048	7,228	6,822
Freddie Mac Gold Pool 4% 11/1/2049	78,847	74,246
Freddie Mac Gold Pool 4% 12/1/2040	30,972	30,018
Freddie Mac Gold Pool 4% 2/1/2041	37,577	36,425
Freddie Mac Gold Pool 4% 2/1/2041	10,270	9,936
Freddie Mac Gold Pool 4% 2/1/2043	50,540	48,518
Freddie Mac Gold Pool 4% 2/1/2049	24,035	22,670
Freddie Mac Gold Pool 4% 3/1/2026	1,410	1,403
Freddie Mac Gold Pool 4% 3/1/2038	156,393	153,315
Freddie Mac Gold Pool 4% 4/1/2035	58,189	57,607
Freddie Mac Gold Pool 4% 4/1/2038	148,759	145,552
Freddie Mac Gold Pool 4% 4/1/2042	22,653	21,938
Freddie Mac Gold Pool 4% 4/1/2049	459,025	432,669
Freddie Mac Gold Pool 4% 4/1/2049	317,334	300,998
Freddie Mac Gold Pool 4% 5/1/2045	9,093	8,765
Freddie Mac Gold Pool 4% 5/1/2048	20,306	19,210
Freddie Mac Gold Pool 4% 6/1/2046	50,372	48,513
Freddie Mac Gold Pool 4% 6/1/2047	891,035	838,671
Freddie Mac Gold Pool 4% 6/1/2048	29,193	27,589
Freddie Mac Gold Pool 4% 6/1/2049	13,520	12,744
Freddie Mac Gold Pool 4% 6/1/2055	99,767	92,760
Freddie Mac Gold Pool 4% 7/1/2042	10,249	9,927
Freddie Mac Gold Pool 4% 7/1/2045	48,207	46,645
Freddie Mac Gold Pool 4% 8/1/2049	25,259	23,793
Freddie Mac Gold Pool 4% 9/1/2040	9,523	9,230
Freddie Mac Gold Pool 4% 9/1/2045	87,399	83,197
Freddie Mac Gold Pool 4% 9/1/2049	261,643	246,457
Freddie Mac Gold Pool 4% 9/1/2052	309,678	289,478
Freddie Mac Gold Pool 4.5% 1/1/2049	22,530	21,848
Freddie Mac Gold Pool 4.5% 1/1/2053	178,388	171,091
Freddie Mac Gold Pool 4.5% 10/1/2052	745,221	715,206
Freddie Mac Gold Pool 4.5% 10/1/2052	259,147	248,709
Freddie Mac Gold Pool 4.5% 10/1/2052	256,188	245,710
Freddie Mac Gold Pool 4.5% 11/1/2040	387,660	384,022
Freddie Mac Gold Pool 4.5% 11/1/2048	43,257	41,947
Freddie Mac Gold Pool 4.5% 11/1/2049	21,362	20,695
Freddie Mac Gold Pool 4.5% 11/1/2052	591,796	567,961
Freddie Mac Gold Pool 4.5% 3/1/2050	50,952	49,346
Freddie Mac Gold Pool 4.5% 4/1/2050	62,308	60,344
Freddie Mac Gold Pool 4.5% 4/1/2054	706,092	675,392
Freddie Mac Gold Pool 4.5% 6/1/2048	88,746	86,170
Freddie Mac Gold Pool 4.5% 6/1/2052	202,508	194,431
Freddie Mac Gold Pool 4.5% 6/1/2055	225,000	215,182
Freddie Mac Gold Pool 4.5% 7/1/2038	166,302	165,688
Freddie Mac Gold Pool 4.5% 7/1/2041	95,118	94,128
Freddie Mac Gold Pool 4.5% 7/1/2053	167,377	160,623
Freddie Mac Gold Pool 4.5% 8/1/2048	270,716	262,859
Freddie Mac Gold Pool 4.5% 9/1/2048	36,426	35,414
Freddie Mac Gold Pool 4.5% 9/1/2048	3,415	3,316
Freddie Mac Gold Pool 4.5% 9/1/2054	644,586	616,510
Freddie Mac Gold Pool 5% 11/1/2052	179,087	176,735
Freddie Mac Gold Pool 5% 11/1/2054	472,506	463,164
Freddie Mac Gold Pool 5% 12/1/2048	7,761	7,751
Freddie Mac Gold Pool 5% 12/1/2053	746,490	732,955
Freddie Mac Gold Pool 5% 12/1/2053	468,906	465,826
Freddie Mac Gold Pool 5% 12/1/2053	97,785	96,012
Freddie Mac Gold Pool 5% 2/1/2049	15,376	15,376
Freddie Mac Gold Pool 5% 2/1/2049	10,973	10,959
Freddie Mac Gold Pool 5% 3/1/2044	163,692	164,458
Freddie Mac Gold Pool 5% 3/1/2053	651,719	640,005
Freddie Mac Gold Pool 5% 3/1/2053	364,365	358,328
Freddie Mac Gold Pool 5% 3/1/2054	563,293	552,728
Freddie Mac Gold Pool 5% 4/1/2039	149,731	150,791
Freddie Mac Gold Pool 5% 4/1/2048	11,404	11,451
Freddie Mac Gold Pool 5% 4/1/2049	111,009	110,870
Freddie Mac Gold Pool 5% 5/1/2050	52,908	52,677
Freddie Mac Gold Pool 5% 6/1/2030	3,935	3,975
Freddie Mac Gold Pool 5% 6/1/2053	1,139,187	1,119,244
Freddie Mac Gold Pool 5% 7/1/2052	326,695	322,328
Freddie Mac Gold Pool 5% 8/1/2048	13,254	13,267
Freddie Mac Gold Pool 5% 8/1/2049	508,908	507,315
Freddie Mac Gold Pool 5% 8/1/2049	34,462	34,354
Freddie Mac Gold Pool 5% 8/1/2049	12,189	12,151
Freddie Mac Gold Pool 5% 9/1/2049	326,604	325,275
Freddie Mac Gold Pool 5% 9/1/2054	556,650	545,687
Freddie Mac Gold Pool 5.5% 1/1/2040	427,749	435,430
Freddie Mac Gold Pool 5.5% 1/1/2053	217,101	217,669
Freddie Mac Gold Pool 5.5% 1/1/2053	174,617	175,008
Freddie Mac Gold Pool 5.5% 10/1/2052	335,518	336,774
Freddie Mac Gold Pool 5.5% 10/1/2054	345,422	348,766
Freddie Mac Gold Pool 5.5% 11/1/2053	455,819	456,528
Freddie Mac Gold Pool 5.5% 11/1/2054	1,509,893	1,509,883
Freddie Mac Gold Pool 5.5% 11/1/2054	291,080	295,080
Freddie Mac Gold Pool 5.5% 12/1/2052	411,160	412,699
Freddie Mac Gold Pool 5.5% 3/1/2053	403,485	404,744
Freddie Mac Gold Pool 5.5% 4/1/2053	591,559	594,513
Freddie Mac Gold Pool 5.5% 4/1/2054	350,455	350,671
Freddie Mac Gold Pool 5.5% 5/1/2055	174,668	174,710
Freddie Mac Gold Pool 5.5% 5/1/2055	49,559	49,562
Freddie Mac Gold Pool 5.5% 6/1/2049	107,809	110,369
Freddie Mac Gold Pool 5.5% 6/1/2055	374,963	375,078
Freddie Mac Gold Pool 5.5% 6/1/2055	274,973	275,014
Freddie Mac Gold Pool 5.5% 7/1/2054	45,890	45,890
Freddie Mac Gold Pool 5.5% 8/1/2053	191,982	192,281
Freddie Mac Gold Pool 5.5% 8/1/2054	149,543	149,542
Freddie Mac Gold Pool 5.5% 9/1/2053	318,112	322,185
Freddie Mac Gold Pool 5.5% 9/1/2053	46,001	46,110
Freddie Mac Gold Pool 5.5% 9/1/2054	370,735	370,733
Freddie Mac Gold Pool 6% 1/1/2053	632,836	645,838
Freddie Mac Gold Pool 6% 11/1/2053	264,496	268,897
Freddie Mac Gold Pool 6% 11/1/2053	46,713	47,585
Freddie Mac Gold Pool 6% 11/1/2054	458,272	465,969
Freddie Mac Gold Pool 6% 12/1/2052	77,890	79,612
Freddie Mac Gold Pool 6% 12/1/2053	376,705	386,813
Freddie Mac Gold Pool 6% 3/1/2053	315,079	321,552
Freddie Mac Gold Pool 6% 4/1/2054	688,034	708,405
Freddie Mac Gold Pool 6% 5/1/2054	897,260	924,387
Freddie Mac Gold Pool 6% 7/1/2053	21,751	22,178
Freddie Mac Gold Pool 6% 8/1/2054	555,915	565,425
Freddie Mac Gold Pool 6.5% 1/1/2054	46,905	48,451
Freddie Mac Gold Pool 6.5% 10/1/2053	577,099	596,172
Freddie Mac Gold Pool 6.5% 10/1/2053	278,230	287,599
Freddie Mac Gold Pool 6.5% 11/1/2052	67,607	70,093
Freddie Mac Gold Pool 6.5% 12/1/2053	227,183	236,733
Freddie Mac Gold Pool 6.5% 2/1/2054	411,966	428,897
Freddie Mac Gold Pool 6.5% 6/1/2054	408,123	427,351
Freddie Mac Gold Pool 6.5% 6/1/2054	203,178	213,322
Freddie Mac Gold Pool 6.5% 7/1/2054	474,227	489,678
Freddie Mac Gold Pool 6.5% 8/1/2053	71,193	73,591
Freddie Mac Gold Pool 6.5% 9/1/2053	246,827	255,139
Freddie Mac Gold Pool 6.5% 9/1/2054	241,629	253,768
Freddie Mac Gold Pool 7% 1/1/2054	84,637	89,524
Freddie Mac Multifamily Structured pass-thru certificates 6% 9/1/2054	988,406	1,005,470
Freddie Mac Non Gold Pool 5.5% 4/1/2054	235,097	235,610
Freddie Mac Non Gold Pool 6% 4/1/2055	443,337	450,675
Freddie Mac Non Gold Pool 6.5% 8/1/2053	609,919	631,507
Ginnie Mae I Pool 3% 10/20/2042	180,240	164,570
Ginnie Mae I Pool 3% 11/20/2052	159,025	141,446
Ginnie Mae I Pool 3% 7/20/2052	79,096	70,025
Ginnie Mae I Pool 3.5% 10/20/2052	415,860	379,279
Ginnie Mae I Pool 3.5% 10/20/2054	49,066	44,550
Ginnie Mae I Pool 3.5% 11/20/2052	44,124	40,241
Ginnie Mae I Pool 3.5% 12/20/2052	221,508	202,023
Ginnie Mae I Pool 3.5% 7/20/2052	160,858	146,809
Ginnie Mae I Pool 3.5% 9/20/2052	538,798	491,402
Ginnie Mae I Pool 4% 1/20/2053	167,481	156,304
Ginnie Mae I Pool 4% 10/20/2052	667,829	626,440
Ginnie Mae I Pool 4% 12/20/2052	134,214	125,256
Ginnie Mae I Pool 4% 3/20/2047	46,608	44,065
Ginnie Mae I Pool 4% 8/20/2052	244,059	228,933
Ginnie Mae I Pool 4% 9/20/2052	333,687	313,006
Ginnie Mae I Pool 4.5% 10/20/2052	410,630	396,574
Ginnie Mae I Pool 4.5% 11/20/2052	329,967	318,672
Ginnie Mae I Pool 4.5% 4/20/2053	178,034	171,592
Ginnie Mae I Pool 4.5% 5/20/2053	264,293	254,565
Ginnie Mae I Pool 4.5% 8/20/2052	400,160	386,462
Ginnie Mae I Pool 5% 1/20/2053	170,009	167,886
Ginnie Mae I Pool 5% 10/20/2052	394,024	389,104
Ginnie Mae I Pool 5% 11/20/2049	75,141	75,112
Ginnie Mae I Pool 5% 11/20/2052	80,402	79,398
Ginnie Mae I Pool 5% 4/20/2053	335,420	331,101
Ginnie Mae I Pool 5% 6/20/2053	174,150	171,908
Ginnie Mae I Pool 5% 7/20/2052	234,678	231,234
Ginnie Mae I Pool 5% 9/20/2052	78,737	77,729
Ginnie Mae I Pool 5.5% 1/20/2053	144,960	145,913
Ginnie Mae I Pool 5.5% 10/20/2052	291,449	293,547
Ginnie Mae I Pool 5.5% 10/20/2054	196,452	196,761
Ginnie Mae I Pool 5.5% 12/20/2052	145,179	146,133
Ginnie Mae I Pool 5.5% 2/20/2053	148,180	149,107
Ginnie Mae I Pool 5.5% 4/20/2053	427,110	429,784
Ginnie Mae I Pool 5.5% 5/20/2053	329,230	331,291
Ginnie Mae I Pool 6% 1/20/2053	429,262	438,700
Ginnie Mae I Pool 6% 12/20/2052	242,382	247,863
Ginnie Mae I Pool 6.5% 12/20/2052	232,394	239,472
Ginnie Mae II Pool 1.5% 5/20/2051	93,348	72,677
Ginnie Mae II Pool 2% 1/20/2051	1,480,560	1,207,137
Ginnie Mae II Pool 2% 1/20/2052	163,556	133,326
Ginnie Mae II Pool 2% 11/20/2051	861,503	702,539
Ginnie Mae II Pool 2% 12/20/2050	1,929,821	1,573,430
Ginnie Mae II Pool 2% 12/20/2051	152,075	123,966
Ginnie Mae II Pool 2% 2/20/2051	332,370	270,990
Ginnie Mae II Pool 2% 3/20/2051	2,693,627	2,196,180
Ginnie Mae II Pool 2% 3/20/2052	24,228	19,758
Ginnie Mae II Pool 2% 4/20/2051	1,996,172	1,627,528
Ginnie Mae II Pool 2% 6/20/2051	203,794	166,158
Ginnie Mae II Pool 2% 7/1/2055 (f)	275,000	224,054
Ginnie Mae II Pool 2% 7/20/2051	792,454	646,478
Ginnie Mae II Pool 2% 9/20/2050	246,131	200,830
Ginnie Mae II Pool 2.5% 1/20/2051	382,861	325,802
Ginnie Mae II Pool 2.5% 10/20/2046	22,348	19,421
Ginnie Mae II Pool 2.5% 10/20/2050	589,356	501,522
Ginnie Mae II Pool 2.5% 10/20/2051	73,280	62,313
Ginnie Mae II Pool 2.5% 10/20/2053	123,924	105,514
Ginnie Mae II Pool 2.5% 11/20/2050	613,669	522,212
Ginnie Mae II Pool 2.5% 11/20/2051	463,018	393,723
Ginnie Mae II Pool 2.5% 12/20/2049	116,738	99,705
Ginnie Mae II Pool 2.5% 12/20/2050	549,889	467,938
Ginnie Mae II Pool 2.5% 2/20/2051	319,001	271,459
Ginnie Mae II Pool 2.5% 2/20/2052	906,905	771,605
Ginnie Mae II Pool 2.5% 2/20/2055	198,161	168,365
Ginnie Mae II Pool 2.5% 4/20/2050	58,546	49,857
Ginnie Mae II Pool 2.5% 4/20/2051	60,543	51,520
Ginnie Mae II Pool 2.5% 4/20/2052	180,080	153,143
Ginnie Mae II Pool 2.5% 5/20/2050	53,846	45,855
Ginnie Mae II Pool 2.5% 5/20/2051	1,387,059	1,180,341
Ginnie Mae II Pool 2.5% 5/20/2052	530,640	451,474
Ginnie Mae II Pool 2.5% 6/20/2050	258,400	220,051
Ginnie Mae II Pool 2.5% 7/1/2055 (f)	275,000	233,715
Ginnie Mae II Pool 2.5% 7/20/2051	1,795,974	1,527,192
Ginnie Mae II Pool 2.5% 8/20/2050	950,638	808,764
Ginnie Mae II Pool 2.5% 8/20/2051	363,371	308,989
Ginnie Mae II Pool 2.5% 9/20/2050	568,747	483,985
Ginnie Mae II Pool 2.5% 9/20/2051	639,561	543,845
Ginnie Mae II Pool 3% 1/20/2043	3,011	2,747
Ginnie Mae II Pool 3% 1/20/2048	17,982	16,061
Ginnie Mae II Pool 3% 1/20/2050	543,394	482,306
Ginnie Mae II Pool 3% 1/20/2051	15,418	13,665
Ginnie Mae II Pool 3% 10/20/2051	33,294	29,460
Ginnie Mae II Pool 3% 11/20/2047	32,284	28,836
Ginnie Mae II Pool 3% 11/20/2051	86,118	76,201
Ginnie Mae II Pool 3% 11/20/2053	40,244	35,883
Ginnie Mae II Pool 3% 11/20/2054	147,866	130,757
Ginnie Mae II Pool 3% 12/20/2047	183,453	163,862
Ginnie Mae II Pool 3% 12/20/2049	112,818	100,135
Ginnie Mae II Pool 3% 2/20/2046	208,925	187,266
Ginnie Mae II Pool 3% 2/20/2050	306,875	272,245
Ginnie Mae II Pool 3% 2/20/2051	555,412	491,932
Ginnie Mae II Pool 3% 3/20/2043	6,181	5,636
Ginnie Mae II Pool 3% 3/20/2048	65,000	57,998
Ginnie Mae II Pool 3% 3/20/2050	69,772	61,863
Ginnie Mae II Pool 3% 3/20/2052	401,600	355,103
Ginnie Mae II Pool 3% 4/20/2048	72,704	64,940
Ginnie Mae II Pool 3% 4/20/2049	15,119	13,505
Ginnie Mae II Pool 3% 4/20/2050	26,586	23,573
Ginnie Mae II Pool 3% 4/20/2051	581,074	514,660
Ginnie Mae II Pool 3% 4/20/2052	122,060	107,928
Ginnie Mae II Pool 3% 5/20/2051	28,376	25,115
Ginnie Mae II Pool 3% 5/20/2052	1,199,466	1,060,593
Ginnie Mae II Pool 3% 6/20/2050	495,037	438,921
Ginnie Mae II Pool 3% 6/20/2052	83,223	73,613
Ginnie Mae II Pool 3% 7/20/2042	24,929	22,779
Ginnie Mae II Pool 3% 7/20/2046	109,635	98,166
Ginnie Mae II Pool 3% 7/20/2049	195,646	174,079
Ginnie Mae II Pool 3% 7/20/2050	184,766	163,764
Ginnie Mae II Pool 3% 8/20/2043	3,348	3,047
Ginnie Mae II Pool 3% 8/20/2046	731,826	655,272
Ginnie Mae II Pool 3% 8/20/2050	292,845	259,557
Ginnie Mae II Pool 3% 8/20/2051	688,395	608,855
Ginnie Mae II Pool 3% 9/20/2049	70,575	62,641
Ginnie Mae II Pool 3.5% 1/20/2048	26,857	24,752
Ginnie Mae II Pool 3.5% 1/20/2050	566,438	519,222
Ginnie Mae II Pool 3.5% 1/20/2055	247,732	224,856
Ginnie Mae II Pool 3.5% 10/20/2047	3,353	3,095
Ginnie Mae II Pool 3.5% 11/20/2047	58,000	53,491
Ginnie Mae II Pool 3.5% 11/20/2050	8,803	8,069
Ginnie Mae II Pool 3.5% 12/20/2047	132,277	122,284
Ginnie Mae II Pool 3.5% 12/20/2048	166,328	152,983
Ginnie Mae II Pool 3.5% 12/20/2049	451,039	413,442
Ginnie Mae II Pool 3.5% 12/20/2051	176,854	161,408
Ginnie Mae II Pool 3.5% 12/20/2054	98,846	89,719
Ginnie Mae II Pool 3.5% 2/20/2046	204,312	188,750
Ginnie Mae II Pool 3.5% 2/20/2047	8,194	7,567
Ginnie Mae II Pool 3.5% 2/20/2048	30,993	28,565
Ginnie Mae II Pool 3.5% 2/20/2049	17,648	16,232
Ginnie Mae II Pool 3.5% 2/20/2051	560,843	514,094
Ginnie Mae II Pool 3.5% 3/20/2048	52,400	48,294
Ginnie Mae II Pool 3.5% 3/20/2049	297,031	272,643
Ginnie Mae II Pool 3.5% 3/20/2051	13,064	11,975
Ginnie Mae II Pool 3.5% 4/20/2046	155,109	143,295
Ginnie Mae II Pool 3.5% 4/20/2049	33,534	30,780
Ginnie Mae II Pool 3.5% 4/20/2050	983,513	901,531
Ginnie Mae II Pool 3.5% 5/20/2046	37,257	34,419
Ginnie Mae II Pool 3.5% 5/20/2051	58,938	53,951
Ginnie Mae II Pool 3.5% 6/20/2047	32,614	30,110
Ginnie Mae II Pool 3.5% 6/20/2048	35,292	32,461
Ginnie Mae II Pool 3.5% 6/20/2049	2,836	2,602
Ginnie Mae II Pool 3.5% 7/1/2055 (f)	325,000	295,018
Ginnie Mae II Pool 3.5% 7/20/2049	168,326	154,400
Ginnie Mae II Pool 3.5% 8/1/2055 (f)	75,000	67,888
Ginnie Mae II Pool 3.5% 8/20/2048	62,681	57,652
Ginnie Mae II Pool 3.5% 8/20/2049	28,455	26,101
Ginnie Mae II Pool 3.5% 9/20/2049	13,259	12,154
Ginnie Mae II Pool 4% 1/20/2049	124,697	117,310
Ginnie Mae II Pool 4% 1/20/2051	43,070	40,425
Ginnie Mae II Pool 4% 1/20/2055	173,365	161,131
Ginnie Mae II Pool 4% 10/20/2048	41,401	39,013
Ginnie Mae II Pool 4% 10/20/2049	204,406	192,105
Ginnie Mae II Pool 4% 11/20/2047	12,243	11,559
Ginnie Mae II Pool 4% 12/20/2047	36,742	34,692
Ginnie Mae II Pool 4% 12/20/2054	24,845	23,091
Ginnie Mae II Pool 4% 2/20/2050	282,172	265,456
Ginnie Mae II Pool 4% 2/20/2054	350,231	326,446
Ginnie Mae II Pool 4% 3/20/2048	29,471	27,799
Ginnie Mae II Pool 4% 3/20/2050	403,634	379,344
Ginnie Mae II Pool 4% 4/20/2047	35,526	33,566
Ginnie Mae II Pool 4% 4/20/2048	45,523	42,940
Ginnie Mae II Pool 4% 4/20/2049	85,037	80,000
Ginnie Mae II Pool 4% 5/20/2049	91,893	86,363
Ginnie Mae II Pool 4% 5/20/2050	25,086	23,577
Ginnie Mae II Pool 4% 5/20/2054	170,011	158,346
Ginnie Mae II Pool 4% 6/20/2048	10,027	9,458
Ginnie Mae II Pool 4% 6/20/2049	168,270	158,144
Ginnie Mae II Pool 4% 6/20/2055	125,000	116,179
Ginnie Mae II Pool 4% 7/20/2048	19,619	18,487
Ginnie Mae II Pool 4% 8/20/2048	41,462	39,071
Ginnie Mae II Pool 4% 8/20/2050	92,712	87,219
Ginnie Mae II Pool 4% 9/20/2048	20,395	19,218
Ginnie Mae II Pool 4.5% 1/20/2047	8,910	8,758
Ginnie Mae II Pool 4.5% 1/20/2049	23,033	22,430
Ginnie Mae II Pool 4.5% 1/20/2050	28,687	27,900
Ginnie Mae II Pool 4.5% 1/20/2051	32,887	32,098
Ginnie Mae II Pool 4.5% 1/20/2055	321,302	307,493
Ginnie Mae II Pool 4.5% 10/20/2047	5,851	5,725
Ginnie Mae II Pool 4.5% 10/20/2048	16,875	16,449
Ginnie Mae II Pool 4.5% 10/20/2049	57,457	56,042
Ginnie Mae II Pool 4.5% 10/20/2050	62,334	60,877
Ginnie Mae II Pool 4.5% 11/20/2048	25,327	24,687
Ginnie Mae II Pool 4.5% 11/20/2054	98,495	94,323
Ginnie Mae II Pool 4.5% 12/20/2048	7,916	7,709
Ginnie Mae II Pool 4.5% 12/20/2049	15,830	15,416
Ginnie Mae II Pool 4.5% 12/20/2054	197,290	188,872
Ginnie Mae II Pool 4.5% 2/20/2049	17,365	16,888
Ginnie Mae II Pool 4.5% 2/20/2050	22,109	21,530
Ginnie Mae II Pool 4.5% 2/20/2055	173,597	166,135
Ginnie Mae II Pool 4.5% 3/20/2049	28,066	27,331
Ginnie Mae II Pool 4.5% 3/20/2051	150,001	146,214
Ginnie Mae II Pool 4.5% 3/20/2055	149,273	142,858
Ginnie Mae II Pool 4.5% 4/20/2049	10,457	10,184
Ginnie Mae II Pool 4.5% 4/20/2050	113,955	110,828
Ginnie Mae II Pool 4.5% 4/20/2054	219,640	210,406
Ginnie Mae II Pool 4.5% 5/20/2049	80,289	78,086
Ginnie Mae II Pool 4.5% 5/20/2054	193,621	185,420
Ginnie Mae II Pool 4.5% 6/20/2054	340,612	326,185
Ginnie Mae II Pool 4.5% 7/1/2055 (f)	225,000	215,273
Ginnie Mae II Pool 4.5% 7/20/2049	29,610	28,797
Ginnie Mae II Pool 4.5% 7/20/2053	270,793	260,466
Ginnie Mae II Pool 4.5% 8/1/2055 (f)	175,000	167,387
Ginnie Mae II Pool 4.5% 8/20/2048	81,373	79,369
Ginnie Mae II Pool 4.5% 8/20/2050	28,466	27,720
Ginnie Mae II Pool 4.5% 8/20/2053	182,416	175,174
Ginnie Mae II Pool 4.5% 9/20/2047	6,034	5,901
Ginnie Mae II Pool 5% 1/20/2055	345,841	339,739
Ginnie Mae II Pool 5% 11/20/2047	12,168	12,259
Ginnie Mae II Pool 5% 11/20/2048	6,544	6,537
Ginnie Mae II Pool 5% 11/20/2049	26,178	26,209
Ginnie Mae II Pool 5% 11/20/2053	275,160	271,272
Ginnie Mae II Pool 5% 11/20/2054	1,576,084	1,548,521
Ginnie Mae II Pool 5% 12/20/2054	196,925	193,451
Ginnie Mae II Pool 5% 2/20/2055	272,726	267,914
Ginnie Mae II Pool 5% 3/20/2048	8,490	8,532
Ginnie Mae II Pool 5% 3/20/2050	49,614	49,858
Ginnie Mae II Pool 5% 4/20/2050	116,915	117,346
Ginnie Mae II Pool 5% 4/20/2055	398,600	391,536
Ginnie Mae II Pool 5% 5/20/2049	7,565	7,557
Ginnie Mae II Pool 5% 6/20/2055	324,968	319,209
Ginnie Mae II Pool 5% 7/20/2048	14,894	14,888
Ginnie Mae II Pool 5% 7/20/2053	440,974	435,295
Ginnie Mae II Pool 5% 8/20/2053	178,716	176,414
Ginnie Mae II Pool 5% 9/20/2048	8,254	8,251
Ginnie Mae II Pool 5% 9/20/2053	176,847	174,569
Ginnie Mae II Pool 5.5% 1/20/2049	8,674	8,891
Ginnie Mae II Pool 5.5% 1/20/2055	420,474	421,135
Ginnie Mae II Pool 5.5% 10/20/2053	332,756	334,631
Ginnie Mae II Pool 5.5% 12/20/2053	128,554	129,158
Ginnie Mae II Pool 5.5% 2/20/2054	442,704	444,507
Ginnie Mae II Pool 5.5% 3/20/2055	450,000	450,707
Ginnie Mae II Pool 5.5% 6/20/2054	209,424	209,950
Ginnie Mae II Pool 5.5% 7/1/2055 (f)	2,175,000	2,177,161
Ginnie Mae II Pool 5.5% 7/20/2054	326,891	327,507
Ginnie Mae II Pool 5.5% 8/20/2053	162,931	163,951
Ginnie Mae II Pool 5.5% 8/20/2054	517,385	518,280
Ginnie Mae II Pool 5.5% 9/20/2047	18,029	18,608
Ginnie Mae II Pool 5.5% 9/20/2053	160,039	160,991
Ginnie Mae II Pool 6% 1/20/2055	688,180	698,311
Ginnie Mae II Pool 6% 12/20/2054	1,373,013	1,393,225
Ginnie Mae II Pool 6% 3/20/2055	74,524	75,627
Ginnie Mae II Pool 6% 7/1/2055 (f)	1,150,000	1,166,103
Ginnie Mae II Pool 6% 7/20/2054	45,891	46,624
Ginnie Mae II Pool 6% 8/1/2055 (f)	900,000	911,583
Ginnie Mae II Pool 6.5% 3/20/2055	720,167	739,964
Ginnie Mae II Pool 6.5% 5/20/2055	324,983	333,942
Ginnie Mae II Pool 6.5% 7/1/2055 (f)	400,000	410,604
Ginnie Mae II Pool 6.5% 7/20/2053	102,193	105,194
Ginnie Mae II Pool 6.5% 7/20/2054	404,846	415,595
Uniform Mortgage Backed Securities 2% 7/1/2040 (f)	1,800,000	1,644,820
Uniform Mortgage Backed Securities 2% 7/1/2055 (f)	4,475,000	3,540,844
Uniform Mortgage Backed Securities 2% 8/1/2055 (f)	1,400,000	1,108,351
Uniform Mortgage Backed Securities 2.5% 7/1/2055 (f)	875,000	725,395
Uniform Mortgage Backed Securities 3% 7/1/2055 (f)	100,000	86,469
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (f)	75,000	67,503
Uniform Mortgage Backed Securities 4% 7/1/2055 (f)	150,000	139,436
Uniform Mortgage Backed Securities 4.5% 7/1/2040 (f)	300,000	298,113
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (f)	75,000	71,713
Uniform Mortgage Backed Securities 5% 7/1/2040 (f)	150,000	151,049
Uniform Mortgage Backed Securities 5% 7/1/2055 (f)	100,000	97,992
Uniform Mortgage Backed Securities 5.5% 7/1/2055 (f)	50,000	49,980
Uniform Mortgage Backed Securities 6% 7/1/2055 (f)	2,325,000	2,362,509
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (f)	900,000	928,969
Uniform Mortgage Backed Securities 6.5% 8/1/2055 (f)	525,000	541,160
TOTAL UNITED STATES		258,809,985
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $281,520,049)		258,809,985

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.3%
Financial Services - 0.3%
Fannie Mae 0.875% 8/5/2030	339,000	292,887
Fannie Mae 1.875% 9/24/2026	60,000	58,475
Fannie Mae 5.625% 7/15/2037	100,000	109,584
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	900,000	845,504
Federal Home Loan Bank 0.79% 2/25/2026	750,000	733,283
Federal Home Loan Bank 4.75% 3/10/2034	130,000	132,909
Federal Home Loan Bank 5.5% 7/15/2036	150,000	163,492
Freddie Mac Non Gold Pool 0% 11/15/2038 (d)	210,000	109,362
Freddie Mac Non Gold Pool 6.25% 7/15/2032	360,000	408,170
		2,853,666
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	130,000	128,016
Tennessee Valley Authority 4.25% 9/15/2065	30,000	24,182
Tennessee Valley Authority 4.375% 8/1/2034	108,000	107,299
Tennessee Valley Authority 4.875% 5/15/2035	250,000	255,511
Tennessee Valley Authority 5.25% 9/15/2039	200,000	208,297
Tennessee Valley Authority 5.88% 4/1/2036	260,000	287,621
		1,010,926
TOTAL UNITED STATES		3,864,592
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,013,820)		3,864,592

U.S. Treasury Obligations - 45.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	2.08	1,031,000	640,992
US Treasury Bonds 1.125% 8/15/2040	1.88	331,000	203,630
US Treasury Bonds 1.25% 5/15/2050	1.46	2,000	960
US Treasury Bonds 1.375% 11/15/2040	1.47 to 1.65	4,440,000	2,828,592
US Treasury Bonds 1.375% 8/15/2050	2.30	575,000	283,502
US Treasury Bonds 1.625% 11/15/2050	1.64 to 1.84	4,208,000	2,216,926
US Treasury Bonds 1.75% 8/15/2041	1.85 to 3.50	3,170,000	2,104,583
US Treasury Bonds 1.875% 11/15/2051	1.79 to 3.21	3,115,000	1,732,962
US Treasury Bonds 1.875% 2/15/2041	2.13 to 2.33	4,015,000	2,761,567
US Treasury Bonds 1.875% 2/15/2051	2.40 to 2.42	1,514,000	850,442
US Treasury Bonds 2% 11/15/2041	1.92 to 3.43	1,418,000	975,207
US Treasury Bonds 2% 8/15/2051	1.92 to 1.96	1,564,000	901,683
US Treasury Bonds 2.25% 2/15/2052	2.17 to 2.95	1,201,000	733,595
US Treasury Bonds 2.25% 5/15/2041	3.02	280,000	203,350
US Treasury Bonds 2.25% 8/15/2046	2.92 to 3.01	110,000	72,063
US Treasury Bonds 2.25% 8/15/2049	2.20	129,000	80,922
US Treasury Bonds 2.375% 2/15/2042	3.10 to 3.15	780,000	566,444
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.07	2,575,000	1,632,812
US Treasury Bonds 2.5% 2/15/2045	2.34 to 3.37	18,000	12,672
US Treasury Bonds 2.5% 2/15/2046	2.25 to 3.04	112,000	77,613
US Treasury Bonds 2.5% 5/15/2046	2.21 to 2.94	93,000	64,232
US Treasury Bonds 2.75% 11/15/2042	3.00 to 3.39	587,000	447,152
US Treasury Bonds 2.75% 11/15/2047	3.11 to 3.19	107,000	76,087
US Treasury Bonds 2.75% 8/15/2042	2.06 to 3.08	197,000	150,743
US Treasury Bonds 2.75% 8/15/2047	2.90	51,000	36,349
US Treasury Bonds 2.875% 5/15/2043	2.26	20,000	15,415
US Treasury Bonds 2.875% 5/15/2049	2.58	1,000	717
US Treasury Bonds 2.875% 5/15/2052	3.01 to 3.16	1,170,000	823,388
US Treasury Bonds 2.875% 8/15/2045	2.33 to 3.19	156,000	116,640
US Treasury Bonds 3% 11/15/2044	2.96 to 3.09	299,000	230,242
US Treasury Bonds 3% 2/15/2047	3.02	49,000	36,786
US Treasury Bonds 3% 2/15/2048	1.96 to 3.05	87,000	64,642
US Treasury Bonds 3% 2/15/2049	2.86 to 3.09	134,000	98,731
US Treasury Bonds 3% 5/15/2042	3.05	89,000	71,068
US Treasury Bonds 3% 5/15/2045	3.33	4,000	3,064
US Treasury Bonds 3% 5/15/2047	2.22 to 3.22	48,000	35,946
US Treasury Bonds 3% 8/15/2048	3.43	3,000	2,218
US Treasury Bonds 3% 8/15/2052	3.29 to 4.40	4,160,000	3,002,838
US Treasury Bonds 3.125% 11/15/2041	2.27 to 3.00	113,000	92,673
US Treasury Bonds 3.125% 2/15/2042	2.95 to 3.03	65,000	53,077
US Treasury Bonds 3.125% 2/15/2043	2.52 to 3.10	838,000	673,903
US Treasury Bonds 3.125% 5/15/2048	2.62 to 3.05	29,000	22,003
US Treasury Bonds 3.125% 8/15/2044	3.02 to 3.31	167,000	131,676
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	400,000	330,859
US Treasury Bonds 3.375% 11/15/2048	2.31 to 2.99	157,000	124,196
US Treasury Bonds 3.375% 5/15/2044	2.25 to 3.13	886,000	728,770
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.62	5,620,000	4,717,068
US Treasury Bonds 3.5% 2/15/2039	3.31	8,000	7,223
US Treasury Bonds 3.625% 2/15/2044	2.23 to 3.24	2,427,000	2,077,834
US Treasury Bonds 3.625% 2/15/2053	3.63 to 4.17	600,000	489,797
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.28	2,520,000	2,055,375
US Treasury Bonds 3.75% 11/15/2043	2.97 to 3.20	1,120,000	978,600
US Treasury Bonds 3.75% 8/15/2041	3.39	45,000	40,315
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.59	2,990,000	2,676,517
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.36	1,750,000	1,562,013
US Treasury Bonds 3.875% 8/15/2040	3.17	52,000	47,838
US Treasury Bonds 4% 11/15/2042	3.69 to 4.13	3,480,000	3,174,820
US Treasury Bonds 4% 11/15/2052	3.65 to 3.97	3,300,000	2,886,082
US Treasury Bonds 4.125% 8/15/2044	4.15 to 4.65	7,900,000	7,237,449
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,260,000	1,125,485
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	6,841,000	6,240,275
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.51	5,620,000	5,132,202
US Treasury Bonds 4.375% 11/15/2039	3.16	24,000	23,527
US Treasury Bonds 4.375% 2/15/2038	3.00	12,000	11,986
US Treasury Bonds 4.375% 5/15/2041	2.80	32,000	31,011
US Treasury Bonds 4.375% 8/15/2043	4.48 to 5.26	2,070,000	1,973,050
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.80	1,836,000	1,749,651
US Treasury Bonds 4.5% 2/15/2044	4.48 to 4.90	2,160,000	2,087,100
US Treasury Bonds 4.5% 5/15/2038	2.97 to 2.99	92,000	93,085
US Treasury Bonds 4.5% 8/15/2039	2.90	17,000	16,936
US Treasury Bonds 4.625% 11/15/2044	4.67 to 4.86	1,540,000	1,507,516
US Treasury Bonds 4.625% 2/15/2055	4.45 to 4.74	4,580,000	4,456,929
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	4,470,000	4,383,568
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	4,420,000	4,292,925
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	5,080,000	5,074,642
US Treasury Bonds 4.75% 2/15/2041	3.05	48,000	48,624
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.92	1,880,000	1,869,425
US Treasury Bonds 5% 5/15/2045	4.79 to 5.05	1,360,000	1,396,975
US Treasury Bonds 5.5% 8/15/2028	2.92	4,000	4,217
US Treasury Notes 0.25% 7/31/2025	0.29	45,000	44,847
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	509,000	475,040
US Treasury Notes 0.375% 9/30/2027	0.60	1,151,000	1,068,721
US Treasury Notes 0.5% 10/31/2027	1.05	3,232,000	3,001,720
US Treasury Notes 0.5% 4/30/2027	0.53	718,000	677,024
US Treasury Notes 0.5% 5/31/2027	0.52 to 0.53	1,393,000	1,310,345
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.66	1,680,000	1,561,678
US Treasury Notes 0.625% 12/31/2027	0.66 to 0.74	3,820,000	3,541,558
US Treasury Notes 0.625% 3/31/2027	0.52 to 0.53	1,460,000	1,383,008
US Treasury Notes 0.625% 5/15/2030	0.81 to 1.39	2,549,000	2,193,136
US Treasury Notes 0.625% 7/31/2026	0.82 to 0.96	5,694,000	5,493,153
US Treasury Notes 0.625% 8/15/2030	1.71	360,000	307,027
US Treasury Notes 0.75% 1/31/2028	0.93	98,000	90,922
US Treasury Notes 0.75% 3/31/2026	0.85	621,000	605,681
US Treasury Notes 0.75% 4/30/2026	1.11	961,000	934,957
US Treasury Notes 0.75% 5/31/2026	0.74	1,269,000	1,231,624
US Treasury Notes 1% 7/31/2028	1.13 to 1.34	1,229,000	1,133,032
US Treasury Notes 1.125% 2/28/2027	0.54 to 0.75	691,000	661,390
US Treasury Notes 1.125% 2/29/2028	1.28	624,000	583,513
US Treasury Notes 1.125% 8/31/2028	1.39	110,000	101,570
US Treasury Notes 1.25% 11/30/2026	3.75	545,000	525,499
US Treasury Notes 1.25% 12/31/2026	2.48 to 2.49	2,240,000	2,156,263
US Treasury Notes 1.25% 3/31/2028	1.17 to 1.34	2,218,000	2,076,862
US Treasury Notes 1.25% 4/30/2028	1.24	2,488,000	2,325,405
US Treasury Notes 1.25% 8/15/2031	1.54 to 3.02	6,574,000	5,623,852
US Treasury Notes 1.25% 9/30/2028	1.43	748,000	692,046
US Treasury Notes 1.375% 10/31/2028	1.42 to 1.45	580,000	537,791
US Treasury Notes 1.375% 8/31/2026	1.72	253,000	245,627
US Treasury Notes 1.5% 1/31/2027	1.74	37,000	35,688
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.75	1,091,000	1,013,991
US Treasury Notes 1.5% 2/15/2030	0.76 to 1.66	876,000	792,712
US Treasury Notes 1.5% 8/15/2026	2.59 to 2.95	557,000	542,052
US Treasury Notes 1.625% 10/31/2026	1.86	457,000	443,701
US Treasury Notes 1.625% 11/30/2026	1.76 to 1.84	180,000	174,516
US Treasury Notes 1.625% 2/15/2026	2.79 to 2.87	261,000	256,899
US Treasury Notes 1.625% 5/15/2026	2.93 to 3.03	264,000	258,519
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.92	66,000	60,777
US Treasury Notes 1.625% 9/30/2026	1.69 to 1.85	653,000	634,991
US Treasury Notes 1.75% 1/31/2029	1.82	81,000	75,672
US Treasury Notes 1.875% 2/28/2029	1.75	230,000	215,544
US Treasury Notes 1.875% 7/31/2026	1.48 to 1.61	909,000	888,832
US Treasury Notes 2% 11/15/2026	3.19	25,000	24,375
US Treasury Notes 2% 8/15/2025	2.83	50,000	49,846
US Treasury Notes 2.25% 11/15/2027	1.54 to 2.95	682,000	659,489
US Treasury Notes 2.25% 2/15/2027	2.55 to 3.08	393,000	383,421
US Treasury Notes 2.25% 8/15/2027	1.47 to 3.22	639,000	619,830
US Treasury Notes 2.375% 4/30/2026	1.89 to 2.35	405,000	399,352
US Treasury Notes 2.375% 5/15/2027	2.84 to 2.91	46,000	44,863
US Treasury Notes 2.5% 2/28/2026	2.44	191,000	188,896
US Treasury Notes 2.5% 3/31/2027	2.68 to 3.06	2,220,000	2,172,565
US Treasury Notes 2.625% 2/15/2029	1.55 to 2.56	391,000	376,536
US Treasury Notes 2.625% 5/31/2027	2.84	2,770,000	2,712,761
US Treasury Notes 2.625% 7/31/2029	2.92	4,810,000	4,607,266
US Treasury Notes 2.75% 2/15/2028	2.36 to 2.86	363,000	354,365
US Treasury Notes 2.75% 4/30/2027	2.93	2,550,000	2,504,777
US Treasury Notes 2.75% 5/31/2029	2.88	530,000	511,077
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.18	2,460,000	2,412,049
US Treasury Notes 2.75% 8/15/2032	3.18 to 4.25	7,776,000	7,173,360
US Treasury Notes 2.875% 5/15/2028	2.20 to 2.68	216,000	211,182
US Treasury Notes 2.875% 5/15/2032	2.98	120,000	111,966
US Treasury Notes 2.875% 8/15/2028	2.75 to 3.24	113,000	110,219
US Treasury Notes 3.125% 11/15/2028	1.54 to 2.89	940,000	922,448
US Treasury Notes 3.125% 8/31/2027	3.33 to 4.09	1,900,000	1,876,621
US Treasury Notes 3.125% 8/31/2029	3.97	820,000	800,205
US Treasury Notes 3.25% 6/30/2027	3.04	70,000	69,374
US Treasury Notes 3.25% 6/30/2029	2.70	100,000	98,172
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.96	3,460,000	3,298,218
US Treasury Notes 3.375% 9/15/2027	3.56	3,590,000	3,565,179
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.20	2,820,000	2,805,680
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	2,340,000	2,312,761
US Treasury Notes 3.5% 2/15/2033	4.08	180,000	173,517
US Treasury Notes 3.5% 4/30/2028	3.51 to 4.02	4,620,000	4,594,023
US Treasury Notes 3.5% 4/30/2030	3.88	660,000	651,518
US Treasury Notes 3.5% 9/30/2029	3.57	2,150,000	2,128,332
US Treasury Notes 3.625% 3/31/2028	3.62 to 3.77	1,770,000	1,766,958
US Treasury Notes 3.625% 9/30/2031	3.64 to 4.14	1,760,000	1,730,575
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.98	1,670,000	1,671,500
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	1,360,000	1,353,253
US Treasury Notes 3.75% 4/15/2028	3.58	6,280,000	6,287,850
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.97	9,790,000	9,804,113
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	2,570,000	2,564,278
US Treasury Notes 3.75% 6/30/2030	4.30 to 4.39	1,600,000	1,595,938
US Treasury Notes 3.75% 8/15/2027	3.73	3,370,000	3,371,580
US Treasury Notes 3.75% 8/31/2026	3.59	1,840,000	1,835,616
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.65	2,040,000	2,020,955
US Treasury Notes 3.875% 10/15/2027	4.03 to 4.16	6,030,000	6,050,964
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	1,840,000	1,847,044
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.99	2,450,000	2,460,814
US Treasury Notes 3.875% 12/31/2027	3.58 to 3.89	2,950,000	2,962,032
US Treasury Notes 3.875% 3/15/2028	3.88 to 4.01	7,860,000	7,897,765
US Treasury Notes 3.875% 4/30/2030	3.72	860,000	863,359
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.93	7,740,000	7,781,119
US Treasury Notes 3.875% 6/30/2030	3.79	4,170,000	4,185,963
US Treasury Notes 3.875% 8/15/2033	4.20 to 4.88	1,590,000	1,565,777
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.29	3,800,000	3,709,879
US Treasury Notes 4% 1/15/2027	4.01	1,440,000	1,443,431
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	4,380,000	4,419,523
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	3,980,000	4,008,140
US Treasury Notes 4% 10/31/2029	3.74 to 4.18	1,950,000	1,968,586
US Treasury Notes 4% 12/15/2027	4.22 to 4.28	5,410,000	5,448,305
US Treasury Notes 4% 2/15/2034	4.29 to 4.69	1,060,000	1,048,945
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	4,440,000	4,483,186
US Treasury Notes 4% 2/29/2028	3.51 to 3.59	3,120,000	3,143,644
US Treasury Notes 4% 3/31/2030	3.95	2,500,000	2,523,242
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	4,420,000	4,425,525
US Treasury Notes 4% 5/31/2030	3.95	1,380,000	1,393,369
US Treasury Notes 4% 6/30/2028	4.13 to 4.43	5,210,000	5,254,773
US Treasury Notes 4% 7/31/2029	3.62	1,930,000	1,947,960
US Treasury Notes 4% 7/31/2030	4.07 to 4.32	1,800,000	1,815,680
US Treasury Notes 4.125% 10/31/2026	4.16	2,450,000	2,456,795
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	2,270,000	2,290,749
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.34	5,850,000	5,911,014
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.29	3,790,000	3,825,087
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	2,940,000	2,960,327
US Treasury Notes 4.125% 11/30/2029	4.08	1,110,000	1,126,303
US Treasury Notes 4.125% 11/30/2031	4.32	730,000	737,386
US Treasury Notes 4.125% 2/15/2027	4.42 to 4.43	1,840,000	1,848,841
US Treasury Notes 4.125% 2/29/2032	4.03 to 4.10	3,290,000	3,320,073
US Treasury Notes 4.125% 3/31/2032	3.85 to 4.08	3,040,000	3,066,956
US Treasury Notes 4.125% 5/31/2032	4.21	1,390,000	1,401,532
US Treasury Notes 4.125% 7/31/2028	4.36 to 4.40	1,940,000	1,963,416
US Treasury Notes 4.125% 7/31/2031	3.70 to 3.96	7,100,000	7,179,737
US Treasury Notes 4.125% 8/31/2030	4.63	2,270,000	2,302,809
US Treasury Notes 4.125% 9/30/2027	4.00 to 4.37	4,180,000	4,218,045
US Treasury Notes 4.25% 1/15/2028	4.24	6,280,000	6,361,198
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	3,550,000	3,561,648
US Treasury Notes 4.25% 11/30/2026	4.17	1,750,000	1,759,023
US Treasury Notes 4.25% 12/31/2026	4.25	830,000	834,831
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.30	7,380,000	7,479,397
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	1,820,000	1,852,063
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.32	4,050,000	4,128,152
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.39	2,350,000	2,353,672
US Treasury Notes 4.25% 6/30/2029	4.08 to 4.24	8,240,000	8,393,573
US Treasury Notes 4.25% 6/30/2031	4.11 to 4.16	7,480,000	7,618,205
US Treasury Notes 4.375% 1/31/2032	4.44	3,950,000	4,043,658
US Treasury Notes 4.375% 11/30/2028	4.24 to 4.29	3,730,000	3,807,660
US Treasury Notes 4.375% 11/30/2030	4.31 to 4.36	2,370,000	2,431,287
US Treasury Notes 4.375% 12/31/2029	4.39	1,640,000	1,680,680
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.49	4,520,000	4,590,448
US Treasury Notes 4.375% 7/15/2027	3.71 to 4.24	12,670,000	12,825,841
US Treasury Notes 4.375% 7/31/2026	3.91 to 4.39	9,660,000	9,698,489
US Treasury Notes 4.375% 8/15/2026	4.66	720,000	723,122
US Treasury Notes 4.5% 11/15/2033	4.34 to 4.54	1,280,000	1,314,800
US Treasury Notes 4.5% 12/31/2031	4.49	1,830,000	1,886,902
US Treasury Notes 4.5% 4/15/2027	4.87	440,000	445,483
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.73	4,550,000	4,609,896
US Treasury Notes 4.5% 5/31/2029	4.49	1,280,000	1,314,900
US Treasury Notes 4.5% 7/15/2026	4.66 to 4.72	2,090,000	2,101,001
US Treasury Notes 4.625% 11/15/2026	4.42 to 4.47	2,850,000	2,877,609
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	4,810,000	4,962,331
US Treasury Notes 4.625% 4/30/2031	4.51 to 4.70	2,500,000	2,595,703
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	2,450,000	2,543,502
US Treasury Notes 4.625% 9/15/2026	4.79	2,240,000	2,258,025
US Treasury Notes 4.625% 9/30/2028	4.60	3,190,000	3,278,348
US Treasury Notes 4.75% 2/15/2045	4.46 to 4.92	4,170,000	4,147,847
US Treasury Notes 4.875% 10/31/2028	4.82	860,000	890,906
US Treasury Notes 4.875% 10/31/2030	4.89	990,000	1,039,229
TOTAL U.S. TREASURY OBLIGATIONS (Cost $490,641,540)			472,355,560

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	4,053,784	4,054,595
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	6,096,470	6,097,080
TOTAL MONEY MARKET FUNDS (Cost $10,151,675)			10,151,675

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,130,423,039)	1,064,052,639
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(23,839,937)
NET ASSETS - 100.0%	1,040,212,702

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 7/1/2055	(325,000)	(295,018)
Ginnie Mae II Pool 4.5% 7/1/2055	(175,000)	(167,434)
Ginnie Mae II Pool 6% 7/1/2055	(900,000)	(912,602)
Ginnie Mae II Pool 6.5% 7/1/2055	(400,000)	(410,604)
Uniform Mortgage Backed Securities 2% 7/1/2055	(1,725,000)	(1,364,907)
Uniform Mortgage Backed Securities 2.5% 7/1/2055	(100,000)	(82,902)
Uniform Mortgage Backed Securities 4.5% 7/1/2055	(525,000)	(501,990)
Uniform Mortgage Backed Securities 5% 7/1/2055	(150,000)	(146,988)
Uniform Mortgage Backed Securities 5.5% 7/1/2055	(575,000)	(574,776)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(525,000)	(541,898)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(4,999,119)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,962,880)		(4,999,119)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,122,054 or 0.2% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,108,201	104,040,178	111,093,784	99,095	-	-	4,054,595	4,053,784	0.0%
Fidelity Securities Lending Cash Central Fund	5,580,718	31,580,515	31,064,153	2,905	-	-	6,097,080	6,096,470	0.0%
Total	16,688,919	135,620,693	142,157,937	102,000	-	-	10,151,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,348,661	-	3,348,661	-

Bank Notes
Financials	923,016	-	923,016	-

Commercial Mortgage Securities	13,128,458	-	13,128,458	-

Foreign Government and Government Agency Obligations	16,801,248	-	16,801,248	-

Municipal Securities
Education	275,587	-	275,587	-
Electric Utilities	96,256	-	96,256	-
General Obligations	1,313,678	-	1,313,678	-
Health Care	207,448	-	207,448	-
Special Tax	381,937	-	381,937	-
Transportation	1,131,915	-	1,131,915	-
Water & Sewer	182,254	-	182,254	-

Non-Convertible Corporate Bonds
Communication Services	18,052,207	-	18,052,207	-
Consumer Discretionary	15,711,412	-	15,711,412	-
Consumer Staples	16,106,750	-	16,106,750	-
Energy	18,136,169	-	18,136,169	-
Financials	101,736,909	-	101,736,909	-
Health Care	29,919,727	-	29,919,727	-
Industrials	17,343,861	-	17,343,861	-
Information Technology	20,421,718	-	20,421,718	-
Materials	8,112,315	-	8,112,315	-
Real Estate	9,990,224	-	9,990,224	-
Utilities	25,549,077	-	25,549,077	-

U.S. Government Agency - Mortgage Securities	258,809,985	-	258,809,985	-

U.S. Government Agency Obligations
Financials	2,853,666	-	2,853,666	-
Utilities	1,010,926	-	1,010,926	-

U.S. Treasury Obligations	472,355,560	-	472,355,560	-

Money Market Funds	10,151,675	10,151,675	-	-
Total Investments in Securities:	1,064,052,639	10,151,675	1,053,900,964	-
Other Financial Instruments:

TBA Sale Commitments	(4,999,119)	-	(4,999,119)	-
Total Other Financial Instruments:	(4,999,119)	-	(4,999,119)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,929,480) - See accompanying schedule:
Unaffiliated issuers (cost $1,120,271,364)	$1,053,900,964
Fidelity Central Funds (cost $10,151,675)	10,151,675

Total Investment in Securities (cost $1,130,423,039)		$1,064,052,639
Cash		419,419
Foreign currency held at value (cost $86)		93
Receivable for investments sold		10,938,158
Receivable for TBA sale commitments		4,962,880
Receivable for fund shares sold		601,715
Interest receivable		8,508,336
Distributions receivable from Fidelity Central Funds		13,725
Other receivables		2,422
Total assets		1,089,499,387
Liabilities
Payable for investments purchased
Regular delivery	$12,905,903
Delayed delivery	17,634,736
TBA sale commitments, at value	4,999,119
Payable for fund shares redeemed	7,455,350
Accrued management fee	77,863
Distribution and service plan fees payable	70,218
Other affiliated payables	43,257
Other payables and accrued expenses	3,159
Collateral on securities loaned	6,097,080
Total liabilities		49,286,685
Net Assets		$1,040,212,702
Net Assets consist of:
Paid in capital		$1,112,764,739
Total accumulated earnings (loss)		(72,552,037)
Net Assets		$1,040,212,702

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($690,373,721 ÷ 70,247,827 shares)		$9.83
Service Class :
Net Asset Value, offering price and redemption price per share ($12,761,244 ÷ 1,299,185 shares)		$9.82
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($337,077,737 ÷ 34,460,117 shares)		$9.78
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$19,359,320
Income from Fidelity Central Funds (including $2,905 from security lending)		102,000
Total income		19,461,320
Expenses
Management fee	$451,124
Transfer agent fees	250,624
Distribution and service plan fees	412,836
Independent trustees' fees and expenses	1,266
Total expenses before reductions	1,115,850
Expense reductions	(2,702)
Total expenses after reductions		1,113,148
Net Investment income (loss)		18,348,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,495,773)
Total net realized gain (loss)		(2,495,773)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,869,985
Assets and liabilities in foreign currencies	11
TBA sale commitments	(51,844)
Total change in net unrealized appreciation (depreciation)		22,818,152
Net gain (loss)		20,322,379
Net increase (decrease) in net assets resulting from operations		$38,670,551
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,348,172	$29,438,767
Net realized gain (loss)	(2,495,773)	(5,854,256)
Change in net unrealized appreciation (depreciation)	22,818,152	(14,462,780)
Net increase (decrease) in net assets resulting from operations	38,670,551	9,121,731
Distributions to shareholders	(5,265,117)	(26,463,803)

Share transactions - net increase (decrease)	37,299,242	208,450,192
Total increase (decrease) in net assets	70,704,676	191,108,120

Net Assets
Beginning of period	969,508,026	778,399,906
End of period	$1,040,212,702	$969,508,026

Financial Highlights
VIP Bond Index Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$9.67	$9.40	$11.02	$11.35	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.180	.333	.274	.196	.132	.183
Net realized and unrealized gain (loss)	.193	(.212)	.233	(1.646)	(.353)	.621
Total from investment operations	.373	.121	.507	(1.450)	(.221)	.804
Distributions from net investment income	(.053)	(.281)	(.237)	(.170)	(.109)	(.104)
Distributions from net realized gain	-	-	-	-	-	(.030)
Total distributions	(.053)	(.281)	(.237)	(.170)	(.109)	(.134)
Net asset value, end of period	$9.83	$9.51	$9.67	$9.40	$11.02	$11.35
Total Return C,D,E	3.94%	1.21%	5.47%	(13.19)%	(1.95)%	7.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.14% H	.14%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.14 % H	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions, if any	.14% H	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	3.77% H	3.45%	2.89%	1.97%	1.19%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$690,374	$645,582	$558,733	$461,166	$513,626	$569,594
Portfolio turnover rate I	58 % H	62%	36%	33%	138%	101%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Bond Index Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$9.67	$9.41	$11.03	$11.37	$10.67
Income from Investment Operations
Net investment income (loss) A,B	.175	.324	.261	.185	.119	.171
Net realized and unrealized gain (loss)	.197	(.224)	.234	(1.645)	(.352)	.632
Total from investment operations	.372	.100	.495	(1.460)	(.233)	.803
Distributions from net investment income	(.052)	(.270)	(.235)	(.160)	(.107)	(.073)
Distributions from net realized gain	-	-	-	-	-	(.030)
Total distributions	(.052)	(.270)	(.235)	(.160)	(.107)	(.103)
Net asset value, end of period	$9.82	$9.50	$9.67	$9.41	$11.03	$11.37
Total Return C,D,E	3.93%	.99%	5.34%	(13.27)%	(2.05)%	7.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24% H	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.24 % H	.24%	.24%	.24%	.24%	.24%
Expenses net of all reductions, if any	.24% H	.24%	.24%	.24%	.24%	.24%
Net investment income (loss)	3.67% H	3.35%	2.79%	1.87%	1.09%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$12,761	$12,218	$11,066	$3,144	$2,759	$550
Portfolio turnover rate I	58 % H	62%	36%	33%	138%	101%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Bond Index Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$9.63	$9.37	$10.98	$11.32	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.167	.308	.249	.170	.104	.161
Net realized and unrealized gain (loss)	.192	(.208)	.225	(1.636)	(.357)	.614
Total from investment operations	.359	.100	.474	(1.466)	(.253)	.775
Distributions from net investment income	(.049)	(.260)	(.214)	(.144)	(.087)	(.105)
Distributions from net realized gain	-	-	-	-	-	(.030)
Total distributions	(.049)	(.260)	(.214)	(.144)	(.087)	(.135)
Net asset value, end of period	$9.78	$9.47	$9.63	$9.37	$10.98	$11.32
Total Return C,D,E	3.81%	1.00%	5.13%	(13.38)%	(2.24)%	7.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.39%	.39%	.37%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.39%	.39%	.37%
Expenses net of all reductions, if any	.39% H	.39%	.39%	.39%	.39%	.37%
Net investment income (loss)	3.52% H	3.20%	2.64%	1.72%	.94%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$337,078	$311,707	$208,601	$185,497	$227,058	$215,977
Portfolio turnover rate I	58 % H	62%	36%	33%	138%	101%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,041,117
Gross unrealized depreciation	(72,791,386)
Net unrealized appreciation (depreciation)	$(63,750,269)
Tax cost	$1,127,766,669

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,336,028)
Long-term	(16,748,969)
Total capital loss carryforward	$(24,084,997)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	152,148,197	140,794,106
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$6,305
Service Class 2	406,531
$412,836

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$166,165
Service Class	3,153
Service Class 2	81,306
$250,624

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Bond Index Portfolio	222	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,702.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$3,567,851	$18,353,549
Service Class	65,219	315,045
Service Class 2	1,632,047	7,795,209
Total	$5,265,117	$26,463,803
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Bond Index Portfolio
Initial Class
Shares sold	8,849,716	16,473,534	$85,393,494	$159,670,830
Reinvestment of distributions	373,989	1,896,668	3,567,851	18,353,549
Shares redeemed	(6,894,698)	(8,247,566)	(66,505,767)	(79,126,393)
Net increase (decrease)	2,329,007	10,122,636	$22,455,578	$98,897,986
Service Class
Shares sold	289,847	579,163	$2,784,101	$5,619,010
Reinvestment of distributions	6,784	32,299	64,716	312,431
Shares redeemed	(283,062)	(470,805)	(2,726,034)	(4,537,114)
Net increase (decrease)	13,569	140,657	$122,783	$1,394,327
Service Class 2
Shares sold	4,079,745	15,835,287	$39,122,088	$153,051,195
Reinvestment of distributions	171,614	807,277	1,632,047	7,792,848
Shares redeemed	(2,710,846)	(5,373,399)	(26,033,254)	(52,686,164)
Net increase (decrease)	1,540,513	11,269,165	$14,720,881	$108,157,879
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Bond Index Portfolio	54%	2	39%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887311.107
VUSB-SANN-0825
Fidelity® Variable Insurance Products:

VIP Asset Manager 70% Portfolio
(formerly VIP Asset Manager: Growth Portfolio)

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Asset Manager 70% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 23.7%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	32,626	3,012,039
Fidelity Floating Rate Central Fund (b)	23,310	2,247,100
Fidelity High Income Central Fund (b)	55,332	6,044,502
Fidelity Inflation-Protected Bond Index Central Fund (b)	81,639	7,463,439
Fidelity International Credit Central Fund (b)	9,054	750,575
Fidelity VIP Investment Grade Central Fund (b)	545,402	50,989,635
iShares 20+ Year Treasury Bond ETF	43,386	3,828,815
TOTAL BOND FUNDS (Cost $76,152,390)		74,336,105

Domestic Equity Funds - 43.9%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	169,821	8,192,165
Fidelity Commodity Strategy Central Fund (b)	22,362	2,080,087
Fidelity Enhanced Large Cap Value ETF (c)	55,216	1,754,212
Fidelity Enhanced Mid Cap ETF (c)	90,269	3,106,581
Fidelity Enhanced Small Cap ETF (c)	268,712	8,596,097
Fidelity Fundamental Small-Mid Cap ETF (c)	134,516	3,657,490
Fidelity Hedged Equity ETF (c)	99,186	2,858,541
Fidelity Managed Futures ETF (c)	15,474	781,437
Fidelity Real Estate Equity Central Fund (b)	4,940	660,599
Fidelity U.S. Equity Central Fund (b)	741,069	106,247,040
TOTAL DOMESTIC EQUITY FUNDS (Cost $80,793,150)		137,934,249

International Equity Funds - 31.0%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	117,121	29,063,619
Fidelity International Equity Central Fund (b)	560,588	68,268,463
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $70,073,623)		97,332,082

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (e)	4.25 to 4.26	180,000	179,811
US Treasury Bills 0% 7/17/2025 (e)	4.25	30,000	29,945
US Treasury Bills 0% 7/3/2025 (e)	4.18 to 4.24	100,000	99,977
US Treasury Bills 0% 7/31/2025 (e)	4.23	70,000	69,757
TOTAL U.S. TREASURY OBLIGATIONS (Cost $379,487)			379,490

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $5,650,368)	4.32	5,649,238	5,650,368

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $233,049,018)	315,632,294
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,403,688)
NET ASSETS - 100.0%	314,228,606

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	6	Sep 2025	804,510	21,246	21,246
ICE MSCI Emerging Markets Index Contracts (United States)	28	Sep 2025	1,726,900	31,320	31,320

TOTAL EQUITY CONTRACTS					52,566

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	23	Sep 2025	2,578,516	59,442	59,442

TOTAL PURCHASED					112,008

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	7	Sep 2025	2,188,813	(36,078)	(36,078)

TOTAL FUTURES CONTRACTS					75,930
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $309,506.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,313,620	16,522,365	14,185,617	135,892	-	-	5,650,368	5,649,238	0.0%
Fidelity Commodity Strategy Central Fund	1,133,011	951,902	61,836	-	211	56,799	2,080,087	22,362	0.6%
Fidelity Emerging Markets Debt Local Currency Central Fund	1,917,327	850,348	-	-	-	244,364	3,012,039	32,626	0.8%
Fidelity Emerging Markets Equity Central Fund	23,255,924	3,198,017	1,209,343	268,479	10,641	3,808,380	29,063,619	117,121	1.1%
Fidelity Floating Rate Central Fund	2,106,331	259,629	79,528	88,725	(752)	(38,580)	2,247,100	23,310	0.1%
Fidelity High Income Central Fund	2,071,153	3,887,636	122,496	122,878	(15)	208,224	6,044,502	55,332	0.3%
Fidelity Inflation-Protected Bond Index Central Fund	4,004,812	3,423,557	212,163	22,219	422	246,811	7,463,439	81,639	0.8%
Fidelity International Credit Central Fund	695,530	64,560	26,509	7,590	(61)	17,055	750,575	9,054	0.8%
Fidelity International Equity Central Fund	54,534,613	6,582,808	3,469,381	873,688	(29,491)	10,649,914	68,268,463	560,588	1.1%
Fidelity Real Estate Equity Central Fund	1,352,349	107,417	788,263	6,315	20,342	(31,246)	660,599	4,940	0.1%
Fidelity Securities Lending Cash Central Fund	1,215,975	9,827,308	11,043,283	2,427	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	110,294,042	10,088,622	19,115,197	409,861	4,822,029	157,544	106,247,040	741,069	0.6%
Fidelity VIP Investment Grade Central Fund	52,111,590	9,551,637	11,785,694	1,048,619	(496,905)	1,609,007	50,989,635	545,402	1.6%
Total	258,006,277	65,315,806	62,099,310	2,986,693	4,326,421	16,928,272	282,477,466

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	7,286,783	604,686	83,819	-	(13,588)	398,103	8,192,165	169,821
Fidelity Enhanced Large Cap Value ETF	1,845,629	-	165,164	16,227	2,084	71,663	1,754,212	55,216
Fidelity Enhanced Mid Cap ETF	2,131,045	3,191,091	2,216,638	21,251	(135,851)	136,934	3,106,581	90,269
Fidelity Enhanced Small Cap ETF	2,543,519	8,458,079	2,088,482	47,221	(222,582)	(94,437)	8,596,097	268,712
Fidelity Fundamental Small-Mid Cap ETF	743,151	3,015,690	92,575	12,271	(4,619)	(4,157)	3,657,490	134,516
Fidelity Hedged Equity ETF	3,476,945	1,327,276	2,212,737	12,992	222,676	44,381	2,858,541	99,186
Fidelity Managed Futures ETF	-	781,703	-	-	-	(266)	781,437	15,474
	18,027,072	17,378,525	6,859,415	109,962	(151,880)	552,221	28,946,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	74,336,105	74,336,105	-	-

Domestic Equity Funds	137,934,249	137,934,249	-	-

International Equity Funds	97,332,082	97,332,082	-	-

U.S. Treasury Obligations	379,490	-	379,490	-

Money Market Funds	5,650,368	5,650,368	-	-
Total Investments in Securities:	315,632,294	315,252,804	379,490	-
Derivative Instruments:

Assets
Futures Contracts	112,008	112,008	-	-
Total Assets	112,008	112,008	-	-

Liabilities
Futures Contracts	(36,078)	(36,078)	-	-
Total Liabilities	(36,078)	(36,078)	-	-
Total Derivative Instruments:	75,930	75,930	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	52,566	(36,078)
Total Equity Risk	52,566	(36,078)
Interest Rate Risk
Futures Contracts (a)	59,442	0
Total Interest Rate Risk	59,442	0
Total Value of Derivatives	112,008	(36,078)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,404,523)	$4,208,305
Fidelity Central Funds (cost $200,690,469)	282,477,466
Other affiliated issuers (cost $27,954,026)	28,946,523

Total Investment in Securities (cost $233,049,018)		$315,632,294
Cash		13,650
Receivable for investments sold		785,393
Receivable for fund shares sold		298,543
Distributions receivable from Fidelity Central Funds		18,843
Receivable for daily variation margin on futures contracts		3,191
Total assets		316,751,914
Liabilities
Payable for investments purchased	$2,286,649
Payable for fund shares redeemed	46,638
Accrued management fee	150,485
Distribution and service plan fees payable	9,366
Other payables and accrued expenses	30,170
Total liabilities		2,523,308
Net Assets		$314,228,606
Net Assets consist of:
Paid in capital		$225,578,925
Total accumulated earnings (loss)		88,649,681
Net Assets		$314,228,606

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($91,552,608 ÷ 3,796,300 shares)		$24.12
Service Class :
Net Asset Value, offering price and redemption price per share ($4,022,987 ÷ 168,749 shares)		$23.84
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($45,091,231 ÷ 1,916,394 shares)		$23.53
Investor Class :
Net Asset Value, offering price and redemption price per share ($173,561,780 ÷ 7,261,785 shares)		$23.90
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends (including $109,962 earned from affiliated issuers)		$166,425
Interest		7,454
Income from Fidelity Central Funds (including $2,427 from security lending)		2,986,693
Total income		3,160,572
Expenses
Management fee	$903,467
Distribution and service plan fees	49,808
Custodian fees and expenses	9,076
Independent trustees' fees and expenses	361
Audit fees	28,237
Legal	1,438
Miscellaneous	489
Total expenses before reductions	992,876
Expense reductions	(56,098)
Total expenses after reductions		936,778
Net Investment income (loss)		2,223,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,646)
Fidelity Central Funds	4,326,421
Other affiliated issuers	(151,880)
Futures contracts	(367,953)
Total net realized gain (loss)		3,781,942
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	172,482
Fidelity Central Funds	16,928,272
Other affiliated issuers	552,221
Futures contracts	(71,053)
Total change in net unrealized appreciation (depreciation)		17,581,922
Net gain (loss)		21,363,864
Net increase (decrease) in net assets resulting from operations		$23,587,658
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,223,794	$4,830,413
Net realized gain (loss)	3,781,942	9,962,649
Change in net unrealized appreciation (depreciation)	17,581,922	11,649,302
Net increase (decrease) in net assets resulting from operations	23,587,658	26,442,364
Distributions to shareholders	(9,830,991)	(7,855,218)

Share transactions - net increase (decrease)	22,922,151	14,146,733
Total increase (decrease) in net assets	36,678,818	32,733,879

Net Assets
Beginning of period	277,549,788	244,815,909
End of period	$314,228,606	$277,549,788

Financial Highlights
VIP Asset Manager 70% Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.03	$21.41	$18.72	$24.38	$22.00	$19.20
Income from Investment Operations
Net investment income (loss) A,B	.19	.43	.37	.38	.35	.21
Net realized and unrealized gain (loss)	1.71	1.87	2.69	(4.33)	2.71	3.09
Total from investment operations	1.90	2.30	3.06	(3.95)	3.06	3.30
Distributions from net investment income	(.01)	(.41)	(.37)	(.37)	(.34)	(.22)
Distributions from net realized gain	(.79)	(.26)	-	(1.34)	(.34)	(.27)
Total distributions	(.81) C	(.68) C	(.37)	(1.71)	(.68)	(.50) C
Net asset value, end of period	$24.12	$23.03	$21.41	$18.72	$24.38	$22.00
Total Return D,E,F	8.38%	10.81%	16.37%	(16.88)%	13.96%	17.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.62%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.58 % I	.61%	.66%	.67%	.66%	.67%
Expenses net of all reductions, if any	.58% I	.61%	.66%	.67%	.66%	.67%
Net investment income (loss)	1.64% I	1.89%	1.84%	1.88%	1.46%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$91,553	$89,192	$88,440	$85,620	$111,781	$106,148
Portfolio turnover rate J	31 % I	21%	25%	26%	25%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.79	$21.19	$18.54	$24.16	$21.80	$19.04
Income from Investment Operations
Net investment income (loss) A,B	.17	.40	.35	.35	.32	.19
Net realized and unrealized gain (loss)	1.69	1.86	2.65	(4.28)	2.70	3.05
Total from investment operations	1.86	2.26	3.00	(3.93)	3.02	3.24
Distributions from net investment income	(.01)	(.39)	(.35)	(.35)	(.32)	(.20)
Distributions from net realized gain	(.79)	(.26)	-	(1.34)	(.34)	(.27)
Total distributions	(.81) C	(.66) C	(.35)	(1.69)	(.66)	(.48) C
Net asset value, end of period	$23.84	$22.79	$21.19	$18.54	$24.16	$21.80
Total Return D,E,F	8.29%	10.73%	16.21%	(16.95)%	13.89%	17.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.72%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.68 % I	.71%	.76%	.77%	.76%	.77%
Expenses net of all reductions, if any	.68% I	.71%	.76%	.77%	.76%	.77%
Net investment income (loss)	1.54% I	1.79%	1.74%	1.78%	1.36%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,023	$3,837	$3,618	$2,883	$3,609	$3,363
Portfolio turnover rate J	31 % I	21%	25%	26%	25%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.52	$20.99	$18.39	$23.98	$21.65	$18.91
Income from Investment Operations
Net investment income (loss) A,B	.15	.36	.31	.32	.28	.16
Net realized and unrealized gain (loss)	1.67	1.84	2.64	(4.24)	2.67	3.03
Total from investment operations	1.82	2.20	2.95	(3.92)	2.95	3.19
Distributions from net investment income	(.01)	(.40)	(.35)	(.33)	(.29)	(.17)
Distributions from net realized gain	(.79)	(.26)	-	(1.34)	(.34)	(.27)
Total distributions	(.81) C	(.67) C	(.35)	(1.67)	(.62) C	(.45) C
Net asset value, end of period	$23.53	$22.52	$20.99	$18.39	$23.98	$21.65
Total Return D,E,F	8.21%	10.55%	16.05%	(17.05)%	13.69%	16.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87% I	.90%	.92%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.83 % I	.89%	.91%	.92%	.91%	.92%
Expenses net of all reductions, if any	.83% I	.89%	.91%	.92%	.91%	.92%
Net investment income (loss)	1.39% I	1.62%	1.59%	1.63%	1.21%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$45,091	$32,739	$14,839	$4,015	$3,948	$3,359
Portfolio turnover rate J	31 % I	21%	25%	26%	25%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.84	$21.24	$18.58	$24.21	$21.85	$19.07
Income from Investment Operations
Net investment income (loss) A,B	.18	.41	.35	.36	.33	.20
Net realized and unrealized gain (loss)	1.69	1.85	2.67	(4.29)	2.69	3.06
Total from investment operations	1.87	2.26	3.02	(3.93)	3.02	3.26
Distributions from net investment income	(.01)	(.40)	(.36)	(.36)	(.33)	(.21)
Distributions from net realized gain	(.79)	(.26)	-	(1.34)	(.34)	(.27)
Total distributions	(.81) C	(.66)	(.36)	(1.70)	(.66) C	(.48)
Net asset value, end of period	$23.90	$22.84	$21.24	$18.58	$24.21	$21.85
Total Return D,E,F	8.31%	10.73%	16.25%	(16.93)%	13.89%	17.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I	.70%	.75%	.75%	.74%	.75%
Expenses net of fee waivers, if any	.66 % I	.69%	.74%	.74%	.74%	.75%
Expenses net of all reductions, if any	.66% I	.69%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.56% I	1.81%	1.76%	1.80%	1.38%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$173,562	$151,782	$137,920	$126,658	$154,034	$132,407
Portfolio turnover rate J	31 % I	21%	25%	26%	25%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Asset Manager 70% Portfolio (the Fund) (formerly VIP Asset Manager: Growth Portfolio) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.03%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term gain distributions from the underlying funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,117,287
Gross unrealized depreciation	(3,174,770)
Net unrealized appreciation (depreciation)	$82,942,517
Tax cost	$232,765,707

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Asset Manager 70% Portfolio
Equity Risk
Futures Contracts	(452,973)	(130,495)
Total Equity Risk	(452,973)	(130,495)
Interest Rate Risk
Futures Contracts	85,020	59,442
Total Interest Rate Risk	85,020	59,442
Totals	(367,953)	(71,053)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager 70% Portfolio	58,004,896	44,284,829
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,910
Service Class 2	47,898
$49,808

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager 70% Portfolio	84,240	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Asset Manager 70% Portfolio	222
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager 70% Portfolio	246	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager 70% Portfolio	54,836

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,262.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Asset Manager 70% Portfolio
Distributions to shareholders
Initial Class	$3,070,871	$2,629,832
Service Class	133,542	109,353
Service Class 2	1,276,037	800,399
Investor Class	5,350,541	4,315,634
Total	$9,830,991	$7,855,218
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Asset Manager 70% Portfolio
Initial Class
Shares sold	29,253	95,836	$665,136	$2,191,675
Reinvestment of distributions	132,537	116,591	3,070,871	2,629,832
Shares redeemed	(238,193)	(470,593)	(5,390,367)	(10,653,970)
Net increase (decrease)	(76,403)	(258,166)	$(1,654,360)	$(5,832,463)
Service Class
Shares sold	4,516	4,889	$101,556	$109,620
Reinvestment of distributions	5,826	4,900	133,542	109,353
Shares redeemed	(9,997)	(12,120)	(225,970)	(275,109)
Net increase (decrease)	345	(2,331)	$9,128	$(56,136)
Service Class 2
Shares sold	462,570	781,226	$10,295,747	$17,503,767
Reinvestment of distributions	56,387	35,960	1,276,037	800,399
Shares redeemed	(56,548)	(70,165)	(1,274,672)	(1,587,900)
Net increase (decrease)	462,409	747,021	$10,297,112	$16,716,266
Investor Class
Shares sold	662,244	604,083	$15,143,005	$13,613,428
Reinvestment of distributions	232,936	192,806	5,350,541	4,315,634
Shares redeemed	(278,608)	(644,746)	(6,223,275)	(14,609,996)
Net increase (decrease)	616,572	152,143	$14,270,271	$3,319,066
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager 70% Portfolio	77%	1	12%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705700.127
VIPAMG-SANN-0825
Fidelity® Variable Insurance Products:

VIP Asset Manager 50% Portfolio
(formerly VIP Asset Manager Portfolio)

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Asset Manager 50% Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 38.7%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	104,373	9,635,679
Fidelity Floating Rate Central Fund (b)	70,422	6,788,642
Fidelity High Income Central Fund (b)	164,399	17,958,973
Fidelity Inflation-Protected Bond Index Central Fund (b)	242,201	22,141,985
Fidelity International Credit Central Fund (b)	26,988	2,237,340
Fidelity VIP Investment Grade Central Fund (b)	3,049,680	285,114,593
iShares 20+ Year Treasury Bond ETF	129,262	11,407,372
TOTAL BOND FUNDS (Cost $376,368,007)		355,284,584

Domestic Equity Funds - 35.2%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	414,236	19,982,745
Fidelity Commodity Strategy Central Fund (b)	66,392	6,175,771
Fidelity Enhanced Large Cap Value ETF (c)	134,669	4,278,434
Fidelity Enhanced Mid Cap ETF (c)	220,176	7,577,291
Fidelity Enhanced Small Cap ETF (c)	655,395	20,966,086
Fidelity Fundamental Small-Mid Cap ETF (c)	328,108	8,921,256
Fidelity Hedged Equity ETF (c)	329,368	9,492,386
Fidelity Managed Futures ETF (c)	45,391	2,292,245
Fidelity Real Estate Equity Central Fund (b)	14,196	1,898,383
Fidelity U.S. Equity Central Fund (b)	1,679,606	240,805,081
TOTAL DOMESTIC EQUITY FUNDS (Cost $180,581,709)		322,389,678

International Equity Funds - 22.7%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	252,092	62,556,574
Fidelity International Equity Central Fund (b)	1,195,294	145,562,896
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $132,248,464)		208,119,470

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (e)	4.25 to 4.26	950,000	949,004
US Treasury Bills 0% 7/17/2025 (e)	4.25	440,000	439,190
US Treasury Bills 0% 7/24/2025 (e)	4.24	330,000	329,122
US Treasury Bills 0% 7/3/2025 (e)	4.18 to 4.25	580,000	579,865
US Treasury Bills 0% 7/31/2025 (e)	4.23	170,000	169,410
US Treasury Bills 0% 9/18/2025 (e)	4.26	140,000	138,704
US Treasury Bills 0% 9/25/2025 (e)	4.23	40,000	39,600
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,644,869)			2,644,895

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $32,610,708)	4.32	32,604,187	32,610,708

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $724,453,757)	921,049,335
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,061,385)
NET ASSETS - 100.0%	916,987,950

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	36	Sep 2025	4,827,060	110,299	110,299
ICE MSCI Emerging Markets Index Contracts (United States)	103	Sep 2025	6,352,525	99,812	99,812

TOTAL EQUITY CONTRACTS					210,111

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	74	Sep 2025	8,296,094	191,247	191,247

TOTAL PURCHASED					401,358

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	113	Sep 2025	35,333,688	(1,125,285)	(1,125,285)

TOTAL FUTURES CONTRACTS					(723,927)
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
The notional amount of futures sold as a percentage of Net Assets is 3.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,644,895.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,936,619	68,783,082	61,108,993	823,199	-	-	32,610,708	32,604,187	0.1%
Fidelity Commodity Strategy Central Fund	3,737,483	2,557,099	307,760	-	(33,898)	222,847	6,175,771	66,392	1.9%
Fidelity Emerging Markets Debt Local Currency Central Fund	6,994,470	1,761,628	-	-	-	879,581	9,635,679	104,373	2.5%
Fidelity Emerging Markets Equity Central Fund	55,662,557	2,327,797	4,031,719	596,900	(644,411)	9,242,350	62,556,574	252,092	2.3%
Fidelity Floating Rate Central Fund	7,011,121	314,067	405,655	283,779	(6,785)	(124,106)	6,788,642	70,422	0.4%
Fidelity High Income Central Fund	6,879,848	11,072,121	632,498	386,073	8,732	630,770	17,958,973	164,399	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	13,731,978	8,714,032	1,084,699	69,772	(11,557)	792,231	22,141,985	242,201	2.5%
Fidelity International Credit Central Fund	2,285,623	34,097	135,222	23,997	(26,414)	79,256	2,237,340	26,988	2.3%
Fidelity International Equity Central Fund	130,468,428	2,535,256	11,461,937	1,918,771	1,819,414	22,201,735	145,562,896	1,195,294	2.3%
Fidelity Real Estate Equity Central Fund	4,390,992	38,248	2,499,220	18,673	188,182	(219,819)	1,898,383	14,196	0.2%
Fidelity Securities Lending Cash Central Fund	1,401,725	36,135,234	37,536,959	4,736	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	281,240,984	2,161,181	53,474,191	969,762	26,670,223	(15,793,116)	240,805,081	1,679,606	1.4%
Fidelity VIP Investment Grade Central Fund	305,311,985	21,345,622	47,880,291	6,132,211	(4,250,063)	10,587,340	285,114,593	3,049,680	9.1%
Total	844,053,813	157,779,464	220,559,144	11,227,873	23,713,423	28,499,069	833,486,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	18,595,271	784,027	265,035	-	(42,966)	911,448	19,982,745	414,236
Fidelity Enhanced Large Cap Value ETF	4,709,870	-	613,965	39,851	7,897	174,632	4,278,434	134,669
Fidelity Enhanced Mid Cap ETF	6,273,857	8,841,173	7,437,880	53,172	(446,025)	346,166	7,577,291	220,176
Fidelity Enhanced Small Cap ETF	7,700,335	22,119,207	7,834,199	116,480	(823,984)	(195,273)	20,966,086	655,395
Fidelity Fundamental Small-Mid Cap ETF	1,898,615	7,466,080	394,856	30,140	(32,890)	(15,693)	8,921,256	328,108
Fidelity Hedged Equity ETF	11,664,877	4,192,143	7,223,079	41,954	715,911	142,534	9,492,386	329,368
Fidelity Managed Futures ETF	-	2,293,026	-	-	-	(781)	2,292,245	45,391
	50,842,825	45,695,656	23,769,014	281,597	(622,057)	1,363,033	73,510,443

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	355,284,584	355,284,584	-	-

Domestic Equity Funds	322,389,678	322,389,678	-	-

International Equity Funds	208,119,470	208,119,470	-	-

U.S. Treasury Obligations	2,644,895	-	2,644,895	-

Money Market Funds	32,610,708	32,610,708	-	-
Total Investments in Securities:	921,049,335	918,404,440	2,644,895	-
Derivative Instruments:

Assets
Futures Contracts	401,358	401,358	-	-
Total Assets	401,358	401,358	-	-

Liabilities
Futures Contracts	(1,125,285)	(1,125,285)	-	-
Total Liabilities	(1,125,285)	(1,125,285)	-	-
Total Derivative Instruments:	(723,927)	(723,927)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	210,111	(1,125,285)
Total Equity Risk	210,111	(1,125,285)
Interest Rate Risk
Futures Contracts (a)	191,247	0
Total Interest Rate Risk	191,247	0
Total Value of Derivatives	401,358	(1,125,285)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $17,020,532)	$14,052,267
Fidelity Central Funds (cost $639,081,975)	833,486,625
Other affiliated issuers (cost $68,351,250)	73,510,443

Total Investment in Securities (cost $724,453,757)		$921,049,335
Cash		7
Receivable for investments sold		2,553,605
Receivable for fund shares sold		17,648
Dividends receivable		6,625
Distributions receivable from Fidelity Central Funds		120,935
Other receivables		2,571
Total assets		923,750,726
Liabilities
Payable for investments purchased	$5,901,410
Payable for fund shares redeemed	329,362
Accrued management fee	366,944
Distribution and service plan fees payable	4,063
Payable for daily variation margin on futures contracts	123,401
Other payables and accrued expenses	37,596
Total liabilities		6,762,776
Net Assets		$916,987,950
Net Assets consist of:
Paid in capital		$693,126,133
Total accumulated earnings (loss)		223,861,817
Net Assets		$916,987,950

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($664,871,973 ÷ 39,567,258 shares)		$16.80
Service Class :
Net Asset Value, offering price and redemption price per share ($2,745,317 ÷ 165,426 shares)		$16.60
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($18,719,061 ÷ 1,155,838 shares)		$16.20
Investor Class :
Net Asset Value, offering price and redemption price per share ($230,651,599 ÷ 13,861,421 shares)		$16.64
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends (including $281,597 earned from affiliated issuers)		$458,869
Interest		52,060
Income from Fidelity Central Funds (including $4,736 from security lending)		11,227,873
Total income		11,738,802
Expenses
Management fee	$2,317,170
Distribution and service plan fees	24,017
Custodian fees and expenses	9,707
Independent trustees' fees and expenses	1,152
Audit fees	30,084
Legal	1,945
Miscellaneous	2,068
Total expenses before reductions	2,386,143
Expense reductions	(144,356)
Total expenses after reductions		2,241,787
Net Investment income (loss)		9,497,015
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(316,544)
Fidelity Central Funds	23,713,423
Other affiliated issuers	(622,057)
Futures contracts	(126,548)
Total net realized gain (loss)		22,648,274
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	584,012
Fidelity Central Funds	28,499,069
Other affiliated issuers	1,363,033
Assets and liabilities in foreign currencies	797
Futures contracts	(2,155,735)
Total change in net unrealized appreciation (depreciation)		28,291,176
Net gain (loss)		50,939,450
Net increase (decrease) in net assets resulting from operations		$60,436,465
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,497,015	$21,921,376
Net realized gain (loss)	22,648,274	38,187,396
Change in net unrealized appreciation (depreciation)	28,291,176	16,028,173
Net increase (decrease) in net assets resulting from operations	60,436,465	76,136,945
Distributions to shareholders	(41,841,703)	(27,864,553)

Share transactions - net increase (decrease)	(6,022,192)	(86,849,616)
Total increase (decrease) in net assets	12,572,570	(38,577,224)

Net Assets
Beginning of period	904,415,380	942,992,604
End of period	$916,987,950	$904,415,380

Financial Highlights
VIP Asset Manager 50% Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.45	$15.64	$14.32	$18.33	$17.04	$15.23
Income from Investment Operations
Net investment income (loss) A,B	.17	.39	.34	.32	.29	.22
Net realized and unrealized gain (loss)	.95	.93	1.50	(2.94)	1.40	2.03
Total from investment operations	1.12	1.32	1.84	(2.62)	1.69	2.25
Distributions from net investment income	-	(.42) C	(.36)	(.32)	(.30)	(.24)
Distributions from net realized gain	(.77)	(.09) C	(.16)	(1.07)	(.10)	(.21)
Total distributions	(.77)	(.51)	(.52)	(1.39)	(.40)	(.44) D
Net asset value, end of period	$16.80	$16.45	$15.64	$14.32	$18.33	$17.04
Total Return E,F,G	6.98%	8.50%	12.94%	(14.94)%	9.92%	14.87%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.51% J	.52%	.59%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.48 % J	.51%	.58%	.59%	.58%	.59%
Expenses net of all reductions, if any	.48% J	.51%	.58%	.59%	.58%	.59%
Net investment income (loss)	2.16% J	2.37%	2.26%	2.08%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$664,872	$663,053	$696,248	$688,649	$889,923	$889,473
Portfolio turnover rate K	24 % J	16%	19%	29%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.26	$15.47	$14.16	$18.14	$16.86	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.16	.37	.32	.30	.27	.20
Net realized and unrealized gain (loss)	.95	.92	1.49	(2.91)	1.38	2.01
Total from investment operations	1.11	1.29	1.81	(2.61)	1.65	2.21
Distributions from net investment income	-	(.40) C	(.34)	(.31)	(.27)	(.23)
Distributions from net realized gain	(.77)	(.09) C	(.16)	(1.07)	(.10)	(.21)
Total distributions	(.77)	(.50) D	(.50)	(1.37) D	(.37)	(.43) D
Net asset value, end of period	$16.60	$16.26	$15.47	$14.16	$18.14	$16.86
Total Return E,F,G	7.00%	8.34%	12.90%	(15.03)%	9.80%	14.74%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61% J	.63%	.69%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.58 % J	.62%	.68%	.69%	.69%	.69%
Expenses net of all reductions, if any	.58% J	.62%	.68%	.69%	.69%	.69%
Net investment income (loss)	2.06% J	2.27%	2.16%	1.98%	1.52%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,745	$2,435	$2,504	$2,480	$3,627	$5,108
Portfolio turnover rate K	24 % J	16%	19%	29%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.90	$15.14	$13.88	$17.81	$16.56	$14.82
Income from Investment Operations
Net investment income (loss) A,B	.15	.34	.29	.27	.24	.17
Net realized and unrealized gain (loss)	.92	.90	1.45	(2.85)	1.36	1.97
Total from investment operations	1.07	1.24	1.74	(2.58)	1.60	2.14
Distributions from net investment income	-	(.39) C	(.32)	(.28)	(.25)	(.20)
Distributions from net realized gain	(.77)	(.09) C	(.16)	(1.07)	(.10)	(.21)
Total distributions	(.77)	(.48)	(.48)	(1.35)	(.35)	(.40) D
Net asset value, end of period	$16.20	$15.90	$15.14	$13.88	$17.81	$16.56
Total Return E,F,G	6.91%	8.23%	12.65%	(15.15)%	9.68%	14.54%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.76% J	.78%	.84%	.84%	.84%	.84%
Expenses net of fee waivers, if any	.73 % J	.77%	.83%	.84%	.83%	.84%
Expenses net of all reductions, if any	.73% J	.77%	.83%	.84%	.83%	.84%
Net investment income (loss)	1.91% J	2.12%	2.01%	1.83%	1.37%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$18,719	$18,079	$16,471	$14,925	$20,038	$19,943
Portfolio turnover rate K	24 % J	16%	19%	29%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.30	$15.51	$14.20	$18.19	$16.91	$15.12
Income from Investment Operations
Net investment income (loss) A,B	.17	.37	.32	.31	.28	.20
Net realized and unrealized gain (loss)	.94	.92	1.50	(2.92)	1.39	2.02
Total from investment operations	1.11	1.29	1.82	(2.61)	1.67	2.22
Distributions from net investment income	-	(.41) C	(.35)	(.31)	(.28)	(.23)
Distributions from net realized gain	(.77)	(.09) C	(.16)	(1.07)	(.10)	(.21)
Total distributions	(.77)	(.50)	(.51)	(1.38)	(.39) D	(.43) D
Net asset value, end of period	$16.64	$16.30	$15.51	$14.20	$18.19	$16.91
Total Return E,F,G	6.99%	8.36%	12.90%	(15.00)%	9.85%	14.77%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.59% J	.60%	.66%	.66%	.66%	.67%
Expenses net of fee waivers, if any	.56 % J	.59%	.66%	.66%	.66%	.67%
Expenses net of all reductions, if any	.56% J	.59%	.66%	.66%	.66%	.67%
Net investment income (loss)	2.08% J	2.29%	2.18%	2.01%	1.55%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$230,652	$220,848	$227,770	$224,131	$285,912	$254,632
Portfolio turnover rate K	24 % J	16%	19%	29%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Asset Manager 50% Portfolio (formerly VIP Asset Manager Portfolio) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.03%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager 50% Portfolio	$2,571

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term distributions from the underlying funds, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$219,368,863
Gross unrealized depreciation	(20,141,855)
Net unrealized appreciation (depreciation)	$199,227,008
Tax cost	$721,098,400

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Asset Manager 50% Portfolio
Equity Risk
Futures Contracts	(394,406)	(2,346,982)
Total Equity Risk	(394,406)	(2,346,982)
Interest Rate Risk
Futures Contracts	267,858	191,247
Total Interest Rate Risk	267,858	191,247
Totals	(126,548)	(2,155,735)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager 50% Portfolio	103,031,714	147,849,488
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.62

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.50
Service Class	.50
Service Class 2.50
Investor Class	.58

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,234
Service Class 2	22,783
$24,017

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager 50% Portfolio	22,923	51,699	(4,081)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Asset Manager 50% Portfolio	721
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager 50% Portfolio	501	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager 50% Portfolio	143,883

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $473 .
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Asset Manager 50% Portfolio
Distributions to shareholders
Initial Class	$30,547,949	$20,535,652
Service Class	111,848	73,407
Service Class 2	880,869	531,677
Investor Class	10,301,037	6,723,817
Total	$41,841,703	$27,864,553
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Asset Manager 50% Portfolio
Initial Class
Shares sold	359,844	834,242	$5,802,271	$13,689,079
Reinvestment of distributions	1,883,351	1,255,943	30,547,949	20,535,652
Shares redeemed	(2,983,952)	(6,291,021)	(48,037,177)	(103,200,474)
Net increase (decrease)	(740,757)	(4,200,836)	$(11,686,957)	$(68,975,743)
Service Class
Shares sold	17,251	384	$269,248	$6,203
Reinvestment of distributions	6,982	4,540	111,848	73,407
Shares redeemed	(8,550)	(17,041)	(137,429)	(284,773)
Net increase (decrease)	15,683	(12,117)	$243,667	$(205,163)
Service Class 2
Shares sold	86,019	168,778	$1,336,611	$2,699,728
Reinvestment of distributions	56,322	33,619	880,869	531,677
Shares redeemed	(123,490)	(152,975)	(1,892,723)	(2,425,843)
Net increase (decrease)	18,851	49,422	$324,757	$805,562
Investor Class
Shares sold	385,101	336,480	$6,148,973	$5,458,909
Reinvestment of distributions	641,410	414,763	10,301,037	6,723,817
Shares redeemed	(711,595)	(1,891,165)	(11,353,669)	(30,656,998)
Net increase (decrease)	314,916	(1,139,922)	$5,096,341	$(18,474,272)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager 50% Portfolio	4%	2	27%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705701.127
VIPAM-SANN-0825
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond II Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investment Grade Bond II Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	2,320,000	2,324,640
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	828,000	830,720
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	1,960,000	1,965,576
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	2,642,000	2,647,810
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	4,174,000	4,180,766
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	2,270,000	2,278,576
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	2,323,000	2,336,971
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	1,884,000	1,890,270
TOTAL BAILIWICK OF JERSEY		18,455,329
BERMUDA - 0.3%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.5661% 1/15/2037 (b)(c)(d)	6,000,000	6,007,854
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	4,233,802	4,234,310
TOTAL BERMUDA		10,242,164
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	456,318	462,379
GRAND CAYMAN (UK OVERSEAS TER) - 5.2%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.6824% 7/22/2037 (b)(c)(d)	1,348,000	1,351,293
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	1,526,000	1,530,197
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	2,044,526	2,044,968
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	2,766,000	2,773,847
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	627,261	628,283
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	3,577,000	3,587,373
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	2,144,539	2,144,539
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 0% 7/15/2038 (b)(c)(d)	2,723,000	2,723,000
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	425,583	425,943
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	813,000	814,683
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	2,235,000	2,246,580
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	3,561,718	3,564,461
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	14,191,000	14,205,886
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)	3,356,000	3,368,095
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	1,352,000	1,355,419
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	934,550	935,800
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	2,245,000	2,240,521
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)	17,477,148	17,509,061
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	549,679	550,463
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	1,826,000	1,829,259
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	3,068,000	3,075,952
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	2,137,000	2,131,232
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)	2,065,000	2,068,275
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	3,994,984	3,994,964
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	799,000	800,297
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	772,931	774,786
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	2,644,000	2,629,730
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	795,912	795,143
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	2,345,807	2,346,086
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	2,387,000	2,394,918
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	3,018,000	3,023,626
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	1,574,048	1,574,777
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8098% 4/17/2037 (b)(c)(d)	600,000	601,952
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	2,398,000	2,405,249
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	1,958,000	1,963,627
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	2,232,000	2,226,757
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 1.29% 10/22/2038 (b)(c)(d)(e)	2,233,000	2,233,000
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	2,033,000	2,043,954
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	106,449	102,827
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	560,077	560,392
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	1,500,000	1,504,569
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	1,612,000	1,607,399
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	410,000	411,198
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	1,795,369	1,797,227
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	660,439	660,810
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.7918% 4/25/2037 (b)(c)(d)	2,755,000	2,762,901
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	1,248,118	1,249,032
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6363% 7/25/2038 (b)(c)(d)	2,228,000	2,235,241
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	965,191	967,654
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	1,559,000	1,563,267
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	1,475,000	1,478,298
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	746,434	746,756
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	1,119,000	1,121,934
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	2,192,000	2,198,778
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	2,973,000	2,982,187
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	2,660,000	2,664,775
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	2,320,000	2,326,417
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	3,898,000	3,906,291
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	2,694,000	2,699,361
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	1,471,000	1,472,268
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	2,146,000	2,153,054
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	1,960,000	1,965,996
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	2,111,000	2,106,453
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	920,000	921,958
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 0% 7/15/2033 (b)(c)(d)(e)	2,260,000	2,260,000
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	1,300,656	1,300,856
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	2,648,000	2,639,323
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	1,605,558	1,606,494
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	415,597	401,096
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	4,536,406	4,543,211
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	1,175,000	1,179,904
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	1,078,307	1,080,020
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/17/2038 (b)(c)(d)	1,835,000	1,835,000
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	1,901,000	1,905,798
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	722,980	723,187
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	281,392	280,015
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	436,127	422,114
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	2,577,000	2,586,450
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	900,000	904,050
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	266,000	266,385
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		171,014,942
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	1,004,353	1,014,128
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	1,864,000	1,869,337
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	668,000	667,217
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	2,450,000	2,457,130
TOTAL MULTI-NATIONAL		4,993,684
UNITED STATES - 3.4%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,708,191	1,753,077
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,555,049	1,595,910
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,421,314	1,446,962
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	155,848	154,853
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	390,979	371,464
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	998,822	929,570
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (b)	7,813,591	7,925,801
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	227,201	227,910
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	500,000	502,260
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	75,015	75,076
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	2,216,071	2,218,089
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	900,000	902,994
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,420,000	1,427,579
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	1,919,569	1,956,964
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	680,000	683,935
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	77,376	75,143
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	685,000	683,453
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	980,000	980,940
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	180,000	181,954
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (b)	525,000	533,983
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	766,256	718,413
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	269,326	268,865
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	200,000	201,691
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	562,000	567,342
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	1,600,000	1,600,902
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	499,898	502,131
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	283,000	276,380
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,353,000	1,372,438
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,011,000	1,025,281
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,445
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,270,000	1,274,120
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	97,915	95,182
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	308,105	291,934
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	272,765	226,401
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	34,331	33,822
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	427,289	423,192
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	900,000	907,877
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	442,000	439,789
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	700,000	705,909
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	702,118	694,527
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	921,575	887,143
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	1,080,000	1,084,240
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	400,000	403,806
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	40,220	40,267
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	597,000	604,160
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	524,839	526,136
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	444,000	452,724
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	1,895,000	1,879,408
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	2,449,000	2,455,759
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,349,015	1,369,216
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	565,986	568,492
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	800,000	815,299
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	350,000	350,136
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	270,000	271,083
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	1,700,000	1,707,160
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	3,244,820	3,302,430
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	350,782	351,381
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,600,000	1,614,800
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,860,000	1,881,175
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	500,000	500,559
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (b)	400,000	400,824
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4618% 1/25/2038 (b)(c)(d)	2,288,000	2,288,007
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	607,744	611,633
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	477,891	456,373
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,100,000	1,103,692
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,990,013	2,020,966
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	700,000	699,382
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	86,497	86,622
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,600,000	1,619,430
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	999,646
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	599,031	603,926
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,084,310	1,091,350
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	600,000	602,853
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	727,627	737,888
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	462,274	467,914
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	575,505	547,832
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	630,810	614,225
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	564,053	520,510
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	391,328	373,742
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	300,000	295,093
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	229,000	216,471
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,200,000	1,209,923
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,100,000	1,102,127
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	1,300,000	1,301,970
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	840,000	850,121
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	1,555,000	1,580,997
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (b)	3,400,000	3,407,969
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	2,092,485	2,144,704
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	4,012,835	4,080,002
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,386,010	2,444,168
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	2,887,490	2,856,566
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	3,010,870	2,993,664
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	1,423,845	1,418,260
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2937% 9/25/2034 (c)(d)	836	865
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	243,462	243,698
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	584,021	585,869
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	65,296	65,330
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (b)	500,000	506,595
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	1,316,031	1,312,058
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	149,577	149,673
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	900,000	907,229
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	985,000	987,641
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	1,850,000	1,870,546
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	2,185,398	2,197,390
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	992,040	1,021,561
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,173,768	1,174,536
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	717,100	720,208
TOTAL UNITED STATES		111,012,981
TOTAL ASSET-BACKED SECURITIES (Cost $314,286,779)		317,195,607

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA 3.45% 7/27/2026	350,000	346,125
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	347,000	355,522
Citizens Bank NA/Providence RI 3.75% 2/18/2026	370,000	367,714
Regions Bank/Birmingham AL 6.45% 6/26/2037	969,000	1,001,758

TOTAL BANK NOTES (Cost $2,178,842)		2,071,119

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Angel Oak Mtg Tr 2025-7 Series 2025-7 Class A1, 5.509% 6/25/2070 (b)(d)	1,079,000	1,082,890
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	499,265	463,741
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(f)	486,869	488,051
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	828,715	758,268
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	1,279,239	1,277,714
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (b)	208,197	206,843
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	572,181	562,198
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	419,577	415,645
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	687,416	617,424
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	266,415	237,994
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	439,996	387,921
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	86,082	71,623
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	91,482	76,116
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	106,333	87,448
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	74,465	65,659
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	841,264	732,774
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	554,195	490,110
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,200,051	1,048,387
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	119,209	103,285
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	280,161	257,129
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	343,712	317,717
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	439,124	411,361
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	1,083,088	1,030,623
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	134,063	122,450
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,611,584	1,467,357
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	407,252	399,861
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	773,477	685,345
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,255,596	1,976,751
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	86,880	75,835
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	242,340	237,219
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	329,883	282,650
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	943,290	836,205
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 8/25/2052 (c)(d)	823,516	801,278
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 9/25/2052 (c)(d)	1,730,834	1,684,094
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 10/25/2052 (c)(d)	620,594	607,339
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 10/25/2052 (c)(d)	2,065,465	2,009,599
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	396,648	364,157
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	805,209	722,806
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7552% 11/25/2053 (c)(d)	1,098,155	1,105,593
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8052% 11/25/2053 (c)(d)	289,659	291,536
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8352% 7/25/2054 (c)(d)	269,573	270,291
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 12/25/2054 (c)(d)	1,743,327	1,742,908
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4052% 12/25/2054 (c)(d)	551,678	550,851
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	3,788	3,884
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	893,230	891,762
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9052% 8/25/2054 (c)(d)	1,062,566	1,067,798
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 9/25/2054 (c)(d)	440,690	440,481
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 2/25/2055 (c)(d)	715,251	715,549
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 9/25/2054 (c)(d)	719,415	719,196
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	941,471	940,879
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	392,679	392,641
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	790,673	783,905
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	241,279	212,819
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	68,956	60,218
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	246,437	217,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	197,931	185,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	74,164	62,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	189,482	170,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	502,902	476,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	244,886	212,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	433,571	376,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	86,120	77,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	576,095	509,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	225,977	196,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	204,061	177,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	210,023	187,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	171,026	148,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	101,348	86,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,288,750	1,143,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	171,027	148,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	159,344	142,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	755,895	680,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	123,574	112,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	170,834	153,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	282,016	252,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	3,168,529	2,784,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	434,050	406,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 8/25/2053 (c)(d)	908,323	904,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7552% 10/25/2053 (c)(d)	757,919	763,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	654,826	654,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3052% 10/25/2054 (c)(d)	410,891	409,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	1,255,670	1,253,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	373,191	371,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5552% 10/25/2054 (c)(d)	681,412	681,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	581,442	581,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 4/25/2055 (c)(d)	749,505	746,690
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	349,345	341,352
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	491,394	494,181
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	2,461,080	2,313,798
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	361,287	339,666
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	1,054,684	1,058,327
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	250,501	233,326
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	435,257	407,757
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(f)	994,170	998,078
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	115,115	113,724
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	120,699	117,818
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(f)	694,751	667,100
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	400,000	399,680
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	763,511	747,273
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	233,275	228,944
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	864,640	839,740
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (b)(d)	779,065	783,957
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (b)	1,137,412	1,088,309
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	2,611,216	2,496,978
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)	791,788	796,056
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	600,000	602,493
TOTAL UNITED STATES		64,001,418
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,643,620)		64,001,418

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2040 (b)(c)(d)	1,620,000	1,628,609
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (b)	600,000	560,162
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	376,746	359,681
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	109,000	101,883
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	450,768	449,359
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	195,361	193,888
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	48,347	47,436
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	228,038	227,006
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	542,093	530,268
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	82,630	76,186
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	462,410	420,989
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,046,936	1,002,082
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,148,351	998,921
BANK Series 2021-BN33 Class XA, 1.1564% 5/15/2064 (d)(g)	11,955,678	499,188
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	567,169	491,549
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	400,000	405,896
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	800,000	820,081
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	722,307	628,094
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	564,491
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5058% 9/15/2056 (d)	1,422,000	1,528,776
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	1,000,000	1,042,789
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	172,167	169,460
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	200,000	198,565
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	1,180,306	1,155,519
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	159,609	154,340
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	378,037	372,512
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	726,144	680,076
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	642,936	625,731
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	702,045	695,484
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	468,749	405,605
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	700,621	614,906
Benchmark Mortgage Trust Series 2023-V3 Class XA, 1.0528% 7/15/2056 (d)(g)	31,973,091	716,754
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6539% 3/15/2041 (b)(c)(d)	1,243,913	1,245,468
BMO Mortgage Trust Series 2023-C6 Class XA, 0.9852% 9/15/2056 (d)(g)	13,275,464	696,232
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	300,000	312,781
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	1,480,000	1,532,893
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6837% 6/15/2041 (b)(c)(d)	1,792,000	1,794,240
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9533% 6/15/2041 (b)(c)(d)	885,000	886,106
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.153% 6/15/2041 (b)(c)(d)	626,000	626,783
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7034% 3/15/2041 (b)(c)(d)	5,476,868	5,482,003
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8028% 4/15/2037 (b)(c)(d)	608,667	609,048
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.9531% 5/15/2041 (b)(d)	2,970,182	2,973,894
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	562,789	558,568
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	412,398	406,985
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	272,629	268,199
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	286,192	280,826
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	1,109,960	1,107,532
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	162,246	161,536
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	217,124	215,903
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	210,720	209,403
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	732,746	729,082
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3247% 2/15/2039 (b)(c)(d)	659,770	659,358
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6241% 2/15/2039 (b)(c)(d)	310,649	310,261
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8735% 2/15/2039 (b)(c)(d)	310,649	309,876
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2726% 2/15/2039 (b)(c)(d)	310,649	309,872
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0732% 12/9/2040 (b)(c)(d)	1,447,054	1,451,112
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5026% 12/9/2040 (b)(c)(d)	391,657	392,876
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9519% 12/9/2040 (b)(c)(d)	173,274	173,785
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6046% 12/15/2039 (b)(c)(d)	1,024,921	1,025,882
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7551% 4/15/2040 (b)(c)(d)	4,880,000	4,878,475
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7118% 6/15/2035 (b)(c)(d)	868,000	869,354
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7536% 4/15/2041 (b)(c)(d)	3,770,722	3,778,878
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0033% 4/15/2041 (b)(c)(d)	600,899	601,837
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2529% 4/15/2041 (b)(c)(d)	498,511	499,290
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4556% 3/15/2030 (b)(c)(d)	6,630,000	6,588,563
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7052% 3/15/2030 (b)(c)(d)	971,000	963,717
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.855% 3/15/2030 (b)(c)(d)	1,368,000	1,356,030
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	1,939,262	1,936,838
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	200,000	199,875
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	230,582	230,510
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2518% 4/15/2037 (b)(c)(d)	372,906	373,255
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6018% 4/15/2037 (b)(c)(d)	84,192	84,298
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1508% 4/15/2037 (b)(c)(d)	70,498	70,630
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7538% 2/15/2039 (b)(c)(d)	2,904,356	2,907,977
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1033% 2/15/2039 (b)(c)(d)	368,371	369,177
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.003% 3/15/2041 (b)(c)(d)	935,606	936,775
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2526% 3/15/2041 (b)(c)(d)	1,242,553	1,244,106
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4618% 2/15/2035 (b)(c)(d)	2,237,000	2,229,451
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	1,194,866	1,149,571
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	527,861	518,958
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,960,100	1,912,986
Citigroup Commercial Mortgage Trust Series 2015-P1 Class A5, 3.717% 9/15/2048	68,721	68,596
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	508,851	502,221
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	589,456	576,921
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	467,325	449,659
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	1,284,202	1,274,354
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	107,933	107,508
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	516,958	480,744
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	516,958	481,912
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	605,000	619,707
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	2,964,315	2,960,609
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	578,966	579,147
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	1,383,515	1,383,947
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	178,407	178,519
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	9,926,483	9,938,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	35,746	35,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	172,548	171,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,155,468	1,143,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	551,554	542,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	415,740	408,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	32,138	31,987
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	2,600,000	2,568,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	472,919	465,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,152,712	1,132,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	392,546	385,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,100,000	1,081,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	600,000	589,360
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	492,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	900,000	884,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,600,000	2,570,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	597,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,800,000	1,789,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	213,322	212,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	454,836	453,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	398,119
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	399,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	407,161	394,921
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	1,410,116	1,349,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	2,053,820	1,899,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	1,745,881	1,527,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	890,789	778,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	423,042	370,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	593,860	519,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,100,000	1,040,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	781,693	684,819
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	230,204	203,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	327,624	293,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	281,917	245,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	771,017	678,322
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,800,000	3,695,866
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	400,000	393,408
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,245,771	1,155,459
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	1,961,563	1,954,252
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	450,000	447,204
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	2,451,000	2,435,774
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	1,614	1,604
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	54,826	53,911
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	229,904	227,980
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	107,284	106,015
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	158,353	100,554
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 5.1583% 4/15/2037 (b)(c)(d)	318,267	314,687
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.607% 5/15/2039 (b)(c)(d)	2,976,439	2,883,426
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1057% 5/15/2039 (b)(c)(d)	899,162	818,237
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4049% 5/15/2039 (b)(c)(d)	511,349	460,214
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8537% 5/15/2039 (b)(c)(d)	454,472	406,806
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	14,847	14,763
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	135,373	134,358
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	118,320	117,136
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	487,766	448,028
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,200,000	1,173,721
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,471,431
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,275,945	1,263,787
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	898,594	870,913
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	975,107	943,393
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	427,246	404,698
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4008% 11/15/2040 (b)(c)(d)	465,317	465,461
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	871,200	871,745
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	186,489	189,953
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3118% 2/15/2039 (b)(c)(d)	263,000	258,896
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9618% 2/15/2039 (b)(c)(d)	137,000	134,138
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	619,568	619,181
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.157% 11/15/2038 (b)(c)(d)	1,964,066	1,962,838
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.506% 11/15/2038 (b)(c)(d)	1,485,832	1,484,903
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7552% 11/15/2038 (b)(c)(d)	301,798	301,610
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0044% 11/15/2038 (b)(c)(d)	198,355	198,231
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5547% 12/15/2039 (b)(c)(d)	2,790,000	2,789,123
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9042% 12/15/2039 (b)(c)(d)	680,000	678,299
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3036% 12/15/2039 (b)(c)(d)	501,000	499,748
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,123,328	953,934
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	450,823	445,059
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	887,720	826,479
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	63,390	59,813
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	438,989	403,465
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	372,948	359,493
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	552,000	549,288
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3025% 8/15/2041 (b)(c)(d)	500,000	497,959
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0029% 8/15/2041 (b)(c)(d)	1,100,000	1,094,500
TOTAL UNITED STATES		160,683,014
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $159,426,741)		160,683,014

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $17,254,819)	197,104	17,512,710

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Province of Alberta 3.3% 3/15/2028	274,000	269,794
Province of British Columbia 2.25% 6/2/2026	654,000	643,268
Province of Ontario 0.625% 1/21/2026	70,000	68,668
Province of Ontario 1.125% 10/7/2030	658,000	567,268
Province of Ontario 2.3% 6/15/2026	391,000	384,466
Province of Ontario 2.5% 4/27/2026	137,000	135,192
Province of Quebec 2.5% 4/20/2026	322,000	317,721
Province of Quebec 2.75% 4/12/2027	350,000	342,797
TOTAL CANADA		2,729,174
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	274,000	238,626
MEXICO - 0.1%
United Mexican States 3.5% 2/12/2034	1,114,000	940,216
United Mexican States 4.28% 8/14/2041	1,201,000	923,869
United Mexican States 4.35% 1/15/2047	395,000	285,585
United Mexican States 4.5% 1/31/2050	254,000	185,738
United Mexican States 4.6% 2/10/2048	481,000	359,163
United Mexican States 4.75% 3/8/2044	266,000	209,675
United Mexican States 5.55% 1/21/2045	107,000	96,278
United Mexican States 6.05% 1/11/2040	132,000	125,777
TOTAL MEXICO		3,126,301
PANAMA - 0.0%
Panamanian Republic 3.16% 1/23/2030	517,000	466,334
Panamanian Republic 4.5% 4/1/2056	547,000	355,379
Panamanian Republic 4.5% 4/16/2050	353,000	237,590
TOTAL PANAMA		1,059,303
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	396,000	371,111
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	301,000	233,465
TOTAL SAUDI ARABIA		604,576
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,228	110,218
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,661,584)		7,868,198

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Texas - 0.0%
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	155,000	133,664
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	65,000	48,646
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	400,000	283,809
		466,119
TOTAL MUNICIPAL SECURITIES (Cost $533,852)		466,119

Non-Convertible Corporate Bonds - 22.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	328,000	310,624
Westpac Banking Corp 4.11% 7/24/2034 (d)	800,000	773,092
Westpac Banking Corp 4.421% 7/24/2039	160,000	145,237
		1,228,953
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	357,000	350,133
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	55,000	59,603
		409,736
TOTAL AUSTRALIA		1,638,689
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	299,000	296,403
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	465,000	448,611
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	667,000	629,542
Vale SA 5.625% 9/11/2042	181,000	176,424
		805,966
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	412,000	381,512
Suzano Austria GmbH 6% 1/15/2029	330,000	339,075
		720,587
TOTAL BRAZIL		1,526,553
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 4.95% 6/1/2047	175,000	149,419
Canadian Natural Resources Ltd 5.85% 2/1/2035	644,000	654,857
Canadian Natural Resources Ltd 6.25% 3/15/2038	188,000	194,962
Cenovus Energy Inc 2.65% 1/15/2032	196,000	169,340
Cenovus Energy Inc 5.4% 6/15/2047	154,000	136,699
Cenovus Energy Inc 6.75% 11/15/2039	8,000	8,560
Enbridge Inc 4.25% 12/1/2026	223,000	222,567
Enbridge Inc 5.5% 12/1/2046	397,000	378,157
TransCanada PipeLines Ltd 4.875% 1/15/2026	137,000	137,019
TransCanada PipeLines Ltd 6.1% 6/1/2040	184,000	190,646
		2,242,226
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	237,000	234,408
Emera US Finance LP 4.75% 6/15/2046	143,000	118,890
		353,298
TOTAL CANADA		2,595,524
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	3,269,000	3,400,753
Societe Generale SA 1.488% 12/14/2026 (b)(d)	1,222,000	1,204,210
Societe Generale SA 5.5% 4/13/2029 (b)(d)	2,232,000	2,271,904

TOTAL FRANCE		6,876,867
GERMANY - 0.3%
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG 4.1% 1/13/2026	330,000	328,901
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	171,000	165,917
Deutsche Bank AG/New York NY 4.1% 1/13/2026	598,000	595,925
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	2,100,000	2,115,902
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,810,000	1,901,355
		5,108,000
Financial Services - 0.1%
KfW 0.375% 7/18/2025	472,000	471,097
KfW 0.625% 1/22/2026	1,471,000	1,442,177
KfW 2.875% 4/3/2028	421,000	411,968
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	233,000	227,583
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	242,000	235,265
		2,788,090
TOTAL FINANCIALS		7,896,090

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (b)	38,000	27,383
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	548,000	546,457
		573,840
TOTAL GERMANY		8,469,930
IRELAND - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	878,000	855,415
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	730,000	695,453
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	567,000	513,696
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	204,000	179,895
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	204,000	163,118
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	430,000	422,575
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	270,000	269,741
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	393,000	392,336
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	4,500,000	4,655,469
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,464,000	2,544,282
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	455,000	455,290
		11,147,270
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	198,000	196,850
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	587,000	583,462
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	232,000	233,688
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	1,248,000	1,269,834
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	7,612,000	7,937,426
		10,221,260
TOTAL IRELAND		21,368,530
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	1,614,000	1,617,575
JAPAN - 0.1%
Financials - 0.1%
Banks - 0.1%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,072,000	921,690
Japan Bank for International Cooperation 2.375% 4/20/2026	358,000	352,671
Japan Bank for International Cooperation 2.875% 6/1/2027	208,000	203,821
Japan Bank for International Cooperation 3.25% 7/20/2028	246,000	241,368

TOTAL JAPAN		1,719,550
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 0.625% 2/9/2026	719,000	703,561
Korea Development Bank/The 1.625% 1/19/2031	367,000	320,579

TOTAL KOREA (SOUTH)		1,024,140
MEXICO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos 4.5% 1/23/2026	668,000	658,815
Petroleos Mexicanos 5.95% 1/28/2031	807,000	727,591
Petroleos Mexicanos 6.35% 2/12/2048	1,658,000	1,153,802
Petroleos Mexicanos 6.49% 1/23/2027	481,000	477,633
Petroleos Mexicanos 6.5% 1/23/2029	698,000	683,265
Petroleos Mexicanos 6.5% 3/13/2027	607,000	602,751
Petroleos Mexicanos 6.7% 2/16/2032	2,314,000	2,148,318
Petroleos Mexicanos 6.75% 9/21/2047	1,520,000	1,101,088
Petroleos Mexicanos 6.84% 1/23/2030	289,000	278,856
Petroleos Mexicanos 6.95% 1/28/2060	989,000	710,992
Petroleos Mexicanos 7.69% 1/23/2050	2,036,000	1,598,260
Petroleos Mexicanos 8.75% 6/2/2029	15,000,000	15,503,700
		25,645,071
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	158,000	146,545
Southern Copper Corp 7.5% 7/27/2035	167,000	191,559
		338,104
TOTAL MEXICO		25,983,175
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.3%
African Development Bank 0.875% 7/22/2026	419,000	405,590
Asian Development Bank 0.375% 9/3/2025	1,103,000	1,095,237
Asian Development Bank 0.5% 2/4/2026	611,000	597,726
Asian Development Bank 0.75% 10/8/2030	534,000	454,784
Asian Development Bank 2% 4/24/2026	173,000	170,084
Asian Development Bank 2.5% 11/2/2027	184,000	178,862
Asian Development Bank 2.625% 1/12/2027	178,000	174,726
Asian Development Bank 2.75% 1/19/2028	1,032,000	1,007,070
European Investment Bank 0.75% 9/23/2030	762,000	650,791
European Investment Bank 0.875% 5/17/2030	183,000	159,072
European Investment Bank 1.25% 2/14/2031	331,000	287,169
European Investment Bank 2.375% 5/24/2027	110,000	107,148
Inter-American Development Bank 0.625% 7/15/2025	607,000	606,100
Inter-American Development Bank 0.875% 4/20/2026	1,388,000	1,352,845
Inter-American Development Bank 2% 6/2/2026	110,000	107,997
Inter-American Development Bank 2.25% 6/18/2029	524,000	494,072
Inter-American Development Bank 2.375% 7/7/2027	184,000	179,033
Inter-American Development Bank 4.375% 1/24/2044	239,000	221,615
		8,249,921
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.375% 7/28/2025	717,000	714,821
International Bank for Reconstruction & Development 0.5% 10/28/2025	905,000	893,595
International Bank for Reconstruction & Development 0.75% 8/26/2030	454,000	388,224
International Bank for Reconstruction & Development 0.875% 5/14/2030	555,000	482,412
International Bank for Reconstruction & Development 1.25% 2/10/2031	497,000	430,452
International Bank for Reconstruction & Development 1.875% 10/27/2026	130,000	126,629
International Bank for Reconstruction & Development 2.5% 3/29/2032	1,000,000	909,476
International Bank for Reconstruction & Development 2.5% 7/29/2025	104,000	103,840
International Finance Corp 0.75% 8/27/2030	303,000	259,221
		4,308,670
TOTAL MULTI-NATIONAL		12,558,591
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	10,000,000	10,134,666
Cooperatieve Rabobank UA 3.75% 7/21/2026	528,000	523,753
Cooperatieve Rabobank UA 4.375% 8/4/2025	936,000	935,546
Cooperatieve Rabobank UA 5.25% 5/24/2041	82,000	80,705

TOTAL NETHERLANDS		11,674,670
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	316,000	290,082
Equinor ASA 3.125% 4/6/2030	274,000	261,492
Equinor ASA 3.625% 9/10/2028	331,000	326,421
Equinor ASA 3.7% 4/6/2050	438,000	330,458
Equinor ASA 5.1% 8/17/2040	55,000	54,243

TOTAL NORWAY		1,262,696
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	167,326	174,699
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	732,000	707,965
UBS Group AG 3.869% 1/12/2029 (b)(d)	505,000	497,206
UBS Group AG 4.125% 9/24/2025 (b)	661,000	659,901
UBS Group AG 4.194% 4/1/2031 (b)(d)	1,208,000	1,182,921
UBS Group AG 4.55% 4/17/2026	323,000	323,058
UBS Group AG 4.875% 5/15/2045	310,000	278,477
UBS Group AG 6.537% 8/12/2033 (b)(d)	7,000,000	7,613,807
		11,263,335
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	199,200
TOTAL SWITZERLAND		11,462,535
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	153,000	150,545
BAT Capital Corp 4.39% 8/15/2037	298,000	266,477
BAT Capital Corp 4.54% 8/15/2047	306,000	247,194
BAT Capital Corp 4.758% 9/6/2049	334,000	275,349
BAT Capital Corp 6.421% 8/2/2033	422,000	458,301
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	201,000	200,932
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,309,000	1,351,043
Reynolds American Inc 5.7% 8/15/2035	153,000	156,186
Reynolds American Inc 5.85% 8/15/2045	116,000	111,916
Reynolds American Inc 6.15% 9/15/2043	502,000	507,853
Reynolds American Inc 7.25% 6/15/2037	570,000	637,186
		4,362,982
Financials - 0.4%
Banks - 0.4%
Barclays PLC 2.279% 11/24/2027 (d)	500,000	484,862
Barclays PLC 2.894% 11/24/2032 (d)	520,000	460,218
Barclays PLC 4.836% 5/9/2028	263,000	263,396
Barclays PLC 4.95% 1/10/2047	443,000	402,282
Barclays PLC 5.088% 6/20/2030 (d)	923,000	927,448
Barclays PLC 5.2% 5/12/2026	781,000	784,522
Barclays PLC 5.829% 5/9/2027 (d)	4,830,000	4,879,179
Barclays PLC 6.224% 5/9/2034 (d)	2,572,000	2,729,806
NatWest Group PLC 3.073% 5/22/2028 (d)	584,000	569,449
NatWest Group PLC 4.8% 4/5/2026	358,000	358,828
NatWest Group PLC 4.892% 5/18/2029 (d)	234,000	236,342
		12,096,332
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	285,000	271,961
TOTAL UNITED KINGDOM		16,731,275
UNITED STATES - 18.9%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	284,000	266,428
AT&T Inc 2.25% 2/1/2032	467,000	401,923
AT&T Inc 2.55% 12/1/2033	1,877,000	1,570,873
AT&T Inc 2.75% 6/1/2031	509,000	461,513
AT&T Inc 2.95% 7/15/2026	219,000	215,670
AT&T Inc 3.3% 2/1/2052	484,000	319,984
AT&T Inc 3.5% 6/1/2041	261,000	204,745
AT&T Inc 3.5% 9/15/2053	864,000	584,805
AT&T Inc 3.55% 9/15/2055	1,880,000	1,268,526
AT&T Inc 3.65% 6/1/2051	400,000	284,177
AT&T Inc 3.65% 9/15/2059	1,836,000	1,231,780
AT&T Inc 3.8% 12/1/2057	1,915,000	1,339,928
AT&T Inc 3.8% 2/15/2027	247,000	245,121
AT&T Inc 4.35% 6/15/2045	175,000	145,079
AT&T Inc 4.5% 3/9/2048	224,000	186,420
AT&T Inc 4.65% 6/1/2044	216,000	186,318
Verizon Communications Inc 1.5% 9/18/2030	110,000	95,010
Verizon Communications Inc 2.355% 3/15/2032	1,607,000	1,385,230
Verizon Communications Inc 2.55% 3/21/2031	2,142,000	1,921,134
Verizon Communications Inc 3.55% 3/22/2051	299,000	213,779
Verizon Communications Inc 4.272% 1/15/2036	666,000	615,664
Verizon Communications Inc 4.4% 11/1/2034	103,000	97,755
Verizon Communications Inc 4.75% 11/1/2041	27,000	24,286
Verizon Communications Inc 4.78% 2/15/2035	1,473,000	1,434,996
Verizon Communications Inc 5.012% 4/15/2049	67,000	61,452
Verizon Communications Inc 5.012% 8/21/2054	344,000	305,686
Verizon Communications Inc 5.401% 7/2/2037 (b)	79,000	79,476
		15,147,758
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031	435,000	401,024
Walt Disney Co/The 2.75% 9/1/2049	286,000	180,010
Walt Disney Co/The 3.5% 5/13/2040	187,000	153,498
Walt Disney Co/The 3.6% 1/13/2051	186,000	137,386
Walt Disney Co/The 4.7% 3/23/2050	1,046,000	933,988
Walt Disney Co/The 5.4% 10/1/2043	106,000	105,115
Walt Disney Co/The 6.15% 2/15/2041	288,000	307,650
Walt Disney Co/The 6.15% 3/1/2037	108,000	117,726
		2,336,397
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	408,000	344,247
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	701,000	625,077
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	924,000	670,356
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	4,000,000	2,745,239
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	302,000	299,357
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	318,000	299,420
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	8,242,000	6,594,163
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	163,000	162,988
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,087,000	1,097,362
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	339,000	281,866
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,518,000	2,185,399
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	318,000	268,893
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	143,000	130,036
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,665,000	1,743,162
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	369,000	387,564
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	474,000	469,659
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,149,000	1,225,935
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	3,000,000	3,070,095
Comcast Corp 1.5% 2/15/2031	390,000	332,986
Comcast Corp 1.95% 1/15/2031	70,000	61,359
Comcast Corp 2.45% 8/15/2052	390,000	212,627
Comcast Corp 2.65% 2/1/2030	216,000	200,651
Comcast Corp 2.8% 1/15/2051	224,000	134,313
Comcast Corp 3.4% 4/1/2030	200,000	191,770
Comcast Corp 3.45% 2/1/2050	204,000	139,885
Comcast Corp 3.75% 4/1/2040	160,000	132,815
Comcast Corp 3.969% 11/1/2047	143,000	110,258
Comcast Corp 4% 3/1/2048	329,000	254,058
Comcast Corp 4.15% 10/15/2028	517,000	516,021
Discovery Communications LLC 3.625% 5/15/2030	1,254,000	1,107,094
Discovery Communications LLC 4.125% 5/15/2029	26,000	24,149
Time Warner Cable LLC 4.5% 9/15/2042	418,000	332,930
Time Warner Cable LLC 5.5% 9/1/2041	214,000	194,583
Time Warner Cable LLC 5.875% 11/15/2040	188,000	180,492
Time Warner Cable LLC 6.55% 5/1/2037	2,538,000	2,621,295
Time Warner Cable LLC 7.3% 7/1/2038	585,000	637,939
TWDC Enterprises 18 Corp 3% 7/30/2046	123,000	82,933
TWDC Enterprises 18 Corp 4.125% 6/1/2044	156,000	130,150
Warnermedia Holdings Inc 3.755% 3/15/2027	115,000	111,837
Warnermedia Holdings Inc 4.054% 3/15/2029	164,000	152,353
Warnermedia Holdings Inc 4.279% 3/15/2032	2,577,000	2,167,901
Warnermedia Holdings Inc 5.05% 3/15/2042	692,000	466,235
Warnermedia Holdings Inc 5.141% 3/15/2052	1,145,000	707,038
		33,804,490
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	412,000	389,416
T-Mobile USA Inc 2.25% 11/15/2031	5,000,000	4,335,412
T-Mobile USA Inc 3.3% 2/15/2051	412,000	273,458
T-Mobile USA Inc 3.75% 4/15/2027	997,000	986,589
T-Mobile USA Inc 3.875% 4/15/2030	1,339,000	1,300,461
		7,285,336
TOTAL COMMUNICATION SERVICES		58,573,981

Consumer Discretionary - 0.4%
Automobiles - 0.1%
General Motors Co 5% 10/1/2028	189,000	190,829
General Motors Co 5.2% 4/1/2045	117,000	100,253
General Motors Co 5.95% 4/1/2049	173,000	161,714
General Motors Co 6.6% 4/1/2036	160,000	169,457
General Motors Co 6.75% 4/1/2046	196,000	200,129
General Motors Co 6.8% 10/1/2027	364,000	378,998
General Motors Financial Co Inc 3.85% 1/5/2028	192,000	188,082
General Motors Financial Co Inc 4% 10/6/2026	101,000	100,301
General Motors Financial Co Inc 4.3% 7/13/2025	340,000	339,923
General Motors Financial Co Inc 4.35% 1/17/2027	219,000	218,031
General Motors Financial Co Inc 5.65% 1/17/2029	587,000	599,568
General Motors Financial Co Inc 5.85% 4/6/2030	1,080,000	1,116,473
		3,763,758
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025	100,000	99,732
Diversified Consumer Services - 0.0%
American University/The 3.672% 4/1/2049	66,000	49,317
Duke University 2.832% 10/1/2055	128,000	78,115
George Washington University/The 4.126% 9/15/2048	192,000	154,788
George Washington University/The 4.3% 9/15/2044	55,000	46,617
Massachusetts Institute of Technology 2.989% 7/1/2050	128,000	85,963
Massachusetts Institute of Technology 3.885% 7/1/2116	78,000	53,942
Massachusetts Institute of Technology 3.959% 7/1/2038	130,000	118,260
Northwestern University 3.662% 12/1/2057	152,000	107,864
Northwestern University 4.643% 12/1/2044	92,000	85,911
President and Fellows of Harvard College 3.3% 7/15/2056	133,000	90,068
President and Fellows of Harvard College 3.619% 10/1/2037	27,000	23,701
Princeton Univ 5.7% 3/1/2039	27,000	28,896
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	127,000	125,495
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	136,000	111,507
University of Notre Dame du Lac 3.438% 2/15/2045	91,000	69,344
University of Southern California 2.945% 10/1/2051	314,000	200,658
University of Southern California 5.25% 10/1/2111	55,000	50,862
William Marsh Rice University 3.774% 5/15/2055	50,000	37,656
		1,518,964
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.3% 7/1/2025	165,000	165,000
McDonald's Corp 3.6% 7/1/2030	448,000	433,377
Metropolitan Museum of Art/The 3.4% 7/1/2045	82,000	61,338
		659,715
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	2,004,000	1,846,121
AutoNation Inc 4.75% 6/1/2030	96,000	95,452
AutoZone Inc 3.75% 6/1/2027	159,000	157,422
AutoZone Inc 4% 4/15/2030	996,000	975,124
Lowe's Cos Inc 1.3% 4/15/2028	220,000	203,539
Lowe's Cos Inc 1.7% 10/15/2030	334,000	290,743
Lowe's Cos Inc 3.35% 4/1/2027	85,000	83,734
Lowe's Cos Inc 3.65% 4/5/2029	294,000	287,147
Lowe's Cos Inc 3.7% 4/15/2046	96,000	71,415
Lowe's Cos Inc 3.75% 4/1/2032	899,000	847,868
Lowe's Cos Inc 4.05% 5/3/2047	315,000	245,455
Lowe's Cos Inc 4.45% 4/1/2062	1,098,000	852,044
Lowe's Cos Inc 4.5% 4/15/2030	811,000	817,188
O'Reilly Automotive Inc 4.2% 4/1/2030	148,000	146,498
		6,919,750
TOTAL CONSUMER DISCRETIONARY		12,961,919

Consumer Staples - 0.5%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	1,419,000	1,397,883
Molson Coors Beverage Co 4.2% 7/15/2046	363,000	289,605
Molson Coors Beverage Co 5% 5/1/2042	1,644,000	1,499,528
		3,187,016
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.8% 3/1/2030 (b)	2,279,000	2,309,083
Mars Inc 5% 3/1/2032 (b)	1,711,000	1,733,746
Mars Inc 5.2% 3/1/2035 (b)	1,422,000	1,439,034
Mars Inc 5.65% 5/1/2045 (b)	1,383,000	1,386,345
Mars Inc 5.7% 5/1/2055 (b)	2,757,000	2,750,270
		9,618,478
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	289,000	268,835
General Mills Inc 3% 2/1/2051	168,000	107,281
General Mills Inc 4.2% 4/17/2028	472,000	471,404
		847,520
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046	274,000	202,646
Altria Group Inc 4.25% 8/9/2042	963,000	782,810
Altria Group Inc 4.5% 5/2/2043	466,000	388,485
Altria Group Inc 4.8% 2/14/2029	491,000	496,447
Altria Group Inc 5.8% 2/14/2039	256,000	259,372
Altria Group Inc 5.95% 2/14/2049	452,000	449,494
Philip Morris International Inc 3.875% 8/21/2042	132,000	107,349
Philip Morris International Inc 4.125% 3/4/2043	274,000	229,282
Philip Morris International Inc 4.875% 11/15/2043	165,000	151,265
Philip Morris International Inc 6.375% 5/16/2038	40,000	44,404
		3,111,554
TOTAL CONSUMER STAPLES		16,764,568

Energy - 1.3%
Energy Equipment & Services - 0.0%
Halliburton Co 2.92% 3/1/2030	264,000	245,542
Halliburton Co 3.8% 11/15/2025	14,000	13,946
Halliburton Co 4.85% 11/15/2035	270,000	259,864
Halliburton Co 5% 11/15/2045	207,000	183,147
Halliburton Co 7.45% 9/15/2039	41,000	47,997
		750,496
Oil, Gas & Consumable Fuels - 1.3%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	432,000	456,032
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	1,163,000	1,220,316
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	348,000	359,365
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	626,000	646,996
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	375,000	395,261
DCP Midstream Operating LP 5.125% 5/15/2029	1,257,000	1,276,901
DCP Midstream Operating LP 5.6% 4/1/2044	154,000	140,496
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	311,000	319,015
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	1,205,000	1,268,854
Energy Transfer LP 3.75% 5/15/2030	750,000	719,594
Energy Transfer LP 3.9% 7/15/2026	206,000	204,651
Energy Transfer LP 4.95% 6/15/2028	767,000	778,392
Energy Transfer LP 5% 5/15/2050	3,892,000	3,252,429
Energy Transfer LP 5.15% 3/15/2045	219,000	192,977
Energy Transfer LP 5.25% 4/15/2029	258,000	264,221
Energy Transfer LP 5.3% 4/1/2044	159,000	142,419
Energy Transfer LP 5.4% 10/1/2047	420,000	374,019
Energy Transfer LP 5.8% 6/15/2038	523,000	524,755
Energy Transfer LP 6% 6/15/2048	923,000	886,320
Energy Transfer LP 6.125% 12/15/2045	120,000	117,861
Energy Transfer LP 6.25% 4/15/2049	257,000	253,498
Hess Corp 4.3% 4/1/2027	614,000	612,560
Hess Corp 5.6% 2/15/2041	2,043,000	2,028,610
Hess Corp 5.8% 4/1/2047	117,000	116,372
Hess Corp 7.125% 3/15/2033	126,000	142,687
Hess Corp 7.3% 8/15/2031	168,000	190,538
Hess Corp 7.875% 10/1/2029	551,000	620,118
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	104,000	90,357
Kinder Morgan Energy Partners LP 5% 3/1/2043	27,000	24,045
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	192,000	180,952
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	27,000	25,938
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	140,000	149,696
Kinder Morgan Inc 4.3% 3/1/2028	273,000	273,224
Kinder Morgan Inc 5.2% 3/1/2048	241,000	216,681
Kinder Morgan Inc 5.3% 12/1/2034	234,000	233,449
Kinder Morgan Inc 5.55% 6/1/2045	573,000	540,510
Marathon Petroleum Corp 4.5% 4/1/2048	160,000	124,117
Marathon Petroleum Corp 6.5% 3/1/2041	27,000	28,186
MPLX LP 4.125% 3/1/2027	259,000	257,596
MPLX LP 4.7% 4/15/2048	535,000	434,034
MPLX LP 4.8% 2/15/2029	393,000	396,760
MPLX LP 4.95% 9/1/2032	2,488,000	2,464,990
MPLX LP 5.2% 3/1/2047	168,000	146,552
MPLX LP 5.5% 2/15/2049	662,000	597,732
Occidental Petroleum Corp 6.2% 3/15/2040	214,000	209,392
Occidental Petroleum Corp 6.45% 9/15/2036	578,000	591,365
Occidental Petroleum Corp 6.6% 3/15/2046	717,000	706,563
Occidental Petroleum Corp 7.5% 5/1/2031	964,000	1,061,017
ONEOK Inc 4.25% 9/15/2046	151,000	114,645
ONEOK Inc 4.25% 9/24/2027	820,000	818,621
ONEOK Inc 4.4% 10/15/2029	858,000	851,427
ONEOK Inc 4.45% 9/1/2049	160,000	122,676
ONEOK Inc 4.75% 10/15/2031	1,669,000	1,652,442
ONEOK Inc 4.95% 7/13/2047	160,000	134,302
ONEOK Inc 5% 3/1/2026	82,000	82,064
ONEOK Inc 5.2% 7/15/2048	83,000	71,861
Ovintiv Inc 6.5% 2/1/2038	244,000	246,321
Phillips 66 4.875% 11/15/2044	27,000	23,431
Phillips 66 5.875% 5/1/2042	260,000	257,823
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	166,000	158,673
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	336,000	335,915
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	52,000	44,265
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	77,000	83,086
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	1,002,000	1,000,324
Spectra Energy Partners LP 3.375% 10/15/2026	447,000	440,735
Targa Resources Corp 4.9% 9/15/2030	1,171,000	1,180,885
Targa Resources Corp 5.65% 2/15/2036	2,819,000	2,845,494
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	288,000	271,635
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	212,000	179,547
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	110,000	92,580
Western Gas Partners LP 4.5% 3/1/2028	251,000	249,468
Western Gas Partners LP 4.65% 7/1/2026	1,137,000	1,134,609
Western Gas Partners LP 4.75% 8/15/2028	145,000	144,929
Williams Cos Inc/The 3.5% 11/15/2030	1,068,000	1,009,630
Williams Cos Inc/The 3.75% 6/15/2027	640,000	632,589
Williams Cos Inc/The 4.65% 8/15/2032	2,571,000	2,521,796
Williams Cos Inc/The 4.85% 3/1/2048	231,000	200,078
Williams Cos Inc/The 5.3% 8/15/2052	581,000	530,102
Williams Cos Inc/The 5.75% 6/24/2044	52,000	50,956
		43,741,322
TOTAL ENERGY		44,491,818

Financials - 10.4%
Banks - 5.3%
Bank of America Corp 1.658% 3/11/2027 (d)	532,000	521,875
Bank of America Corp 1.734% 7/22/2027 (d)	690,000	670,665
Bank of America Corp 2.087% 6/14/2029 (d)	157,000	147,161
Bank of America Corp 2.299% 7/21/2032 (d)	2,174,000	1,894,475
Bank of America Corp 2.651% 3/11/2032 (d)	506,000	454,192
Bank of America Corp 2.676% 6/19/2041 (d)	340,000	242,507
Bank of America Corp 2.687% 4/22/2032 (d)	246,000	220,767
Bank of America Corp 2.831% 10/24/2051 (d)	276,000	172,779
Bank of America Corp 2.972% 7/21/2052 (d)	268,000	173,218
Bank of America Corp 3.194% 7/23/2030 (d)	1,318,000	1,254,591
Bank of America Corp 3.419% 12/20/2028 (d)	3,213,000	3,140,655
Bank of America Corp 3.593% 7/21/2028 (d)	304,000	299,334
Bank of America Corp 3.705% 4/24/2028 (d)	241,000	238,138
Bank of America Corp 3.846% 3/8/2037 (d)	197,000	180,274
Bank of America Corp 3.97% 3/5/2029 (d)	601,000	594,351
Bank of America Corp 3.974% 2/7/2030 (d)	388,000	381,912
Bank of America Corp 4.083% 3/20/2051 (d)	173,000	137,387
Bank of America Corp 4.183% 11/25/2027	425,000	423,284
Bank of America Corp 4.25% 10/22/2026	645,000	643,825
Bank of America Corp 4.271% 7/23/2029 (d)	494,000	492,373
Bank of America Corp 4.33% 3/15/2050 (d)	359,000	298,144
Bank of America Corp 4.443% 1/20/2048 (d)	418,000	357,321
Bank of America Corp 4.45% 3/3/2026	547,000	546,418
Bank of America Corp 4.571% 4/27/2033 (d)	10,000,000	9,840,711
Bank of America Corp 4.623% 5/9/2029 (d)	6,247,000	6,286,645
Bank of America Corp 5% 1/21/2044	147,000	138,891
Bank of America Corp 5.015% 7/22/2033 (d)	14,951,000	15,126,051
Bank of America Corp 5.875% 2/7/2042	90,000	94,051
Bank of America Corp 6.11% 1/29/2037	194,000	204,867
Bank of America Corp 7.75% 5/14/2038	114,000	136,083
Citigroup Inc 1.122% 1/28/2027 (d)	487,000	477,396
Citigroup Inc 2.561% 5/1/2032 (d)	414,000	366,770
Citigroup Inc 3.52% 10/27/2028 (d)	632,000	618,873
Citigroup Inc 3.668% 7/24/2028 (d)	1,119,000	1,101,514
Citigroup Inc 3.887% 1/10/2028 (d)	123,000	121,881
Citigroup Inc 3.98% 3/20/2030 (d)	976,000	956,652
Citigroup Inc 4.125% 7/25/2028	423,000	419,999
Citigroup Inc 4.3% 11/20/2026	218,000	217,685
Citigroup Inc 4.412% 3/31/2031 (d)	1,601,000	1,584,009
Citigroup Inc 4.45% 9/29/2027	3,118,000	3,120,992
Citigroup Inc 4.6% 3/9/2026	441,000	440,938
Citigroup Inc 4.65% 7/23/2048	389,000	336,389
Citigroup Inc 4.75% 5/18/2046	216,000	184,351
Citigroup Inc 4.91% 5/24/2033 (d)	11,248,000	11,222,792
Citigroup Inc 5.3% 5/6/2044	55,000	51,359
Citigroup Inc 5.5% 9/13/2025	831,000	832,001
Citigroup Inc 5.875% 1/30/2042	149,000	154,042
Citigroup Inc 6.27% 11/17/2033 (d)	5,000,000	5,383,860
Citigroup Inc 8.125% 7/15/2039	219,000	275,758
Citizens Financial Group Inc 2.638% 9/30/2032	662,000	557,775
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	4,546,000	4,703,000
Fifth Third Bancorp 2.55% 5/5/2027	407,000	394,277
Fifth Third Bancorp 4.895% 9/6/2030 (d)	3,500,000	3,538,825
Fifth Third Bancorp 8.25% 3/1/2038	57,000	68,270
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	821,000	792,087
JPMorgan Chase & Co 1.953% 2/4/2032 (d)	440,000	381,572
JPMorgan Chase & Co 2.522% 4/22/2031 (d)	329,000	300,803
JPMorgan Chase & Co 2.545% 11/8/2032 (d)	642,000	565,181
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	884,000	817,435
JPMorgan Chase & Co 3.109% 4/22/2051 (d)	409,000	275,213
JPMorgan Chase & Co 3.509% 1/23/2029 (d)	867,000	849,264
JPMorgan Chase & Co 3.54% 5/1/2028 (d)	466,000	459,102
JPMorgan Chase & Co 3.882% 7/24/2038 (d)	123,000	108,481
JPMorgan Chase & Co 3.96% 1/29/2027 (d)	334,000	333,123
JPMorgan Chase & Co 3.964% 11/15/2048 (d)	258,000	206,281
JPMorgan Chase & Co 4.005% 4/23/2029 (d)	563,000	558,047
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	1,198,000	1,192,939
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	326,000	325,686
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	335,000	335,629
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	1,607,000	1,604,981
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	8,275,000	8,190,125
JPMorgan Chase & Co 4.85% 2/1/2044	137,000	127,394
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	15,028,000	15,115,001
JPMorgan Chase & Co 4.95% 6/1/2045	262,000	239,125
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	2,338,000	2,395,992
JPMorgan Chase & Co 5.5% 10/15/2040	156,000	159,222
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	2,777,000	2,877,925
JPMorgan Chase & Co 5.6% 7/15/2041	41,000	42,100
JPMorgan Chase & Co 5.625% 8/16/2043	137,000	138,175
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,300,000	2,397,284
PNC Financial Services Group Inc/The 1.15% 8/13/2026	345,000	333,328
PNC Financial Services Group Inc/The 2.6% 7/23/2026	667,000	656,281
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (d)	15,000,000	14,558,787
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	717,000	694,071
Wells Fargo & Co 2.572% 2/11/2031 (d)	644,000	589,979
Wells Fargo & Co 3% 10/23/2026	557,000	547,454
Wells Fargo & Co 3.068% 4/30/2041 (d)	487,000	368,011
Wells Fargo & Co 3.35% 3/2/2033 (d)	157,000	143,380
Wells Fargo & Co 3.526% 3/24/2028 (d)	1,167,000	1,150,807
Wells Fargo & Co 3.584% 5/22/2028 (d)	287,000	282,580
Wells Fargo & Co 3.9% 5/1/2045	130,000	103,275
Wells Fargo & Co 4.1% 6/3/2026	88,000	87,647
Wells Fargo & Co 4.4% 6/14/2046	196,000	159,904
Wells Fargo & Co 4.478% 4/4/2031 (d)	1,796,000	1,787,525
Wells Fargo & Co 4.75% 12/7/2046	439,000	376,225
Wells Fargo & Co 4.897% 7/25/2033 (d)	13,435,000	13,437,612
Wells Fargo & Co 4.9% 11/17/2045	265,000	233,094
Wells Fargo & Co 5.013% 4/4/2051 (d)	2,145,000	1,953,060
Wells Fargo & Co 5.15% 4/23/2031 (d)	3,168,000	3,244,548
Wells Fargo & Co 5.244% 1/24/2031 (d)	4,588,000	4,706,543
Wells Fargo & Co 5.375% 11/2/2043	184,000	174,479
Wells Fargo & Co 5.499% 1/23/2035 (d)	670,000	687,097
Wells Fargo & Co 5.605% 4/23/2036 (d)	2,798,000	2,888,150
Wells Fargo & Co 5.606% 1/15/2044	312,000	302,402
		172,696,759
Capital Markets - 2.5%
Ares Capital Corp 3.25% 7/15/2025	173,000	172,894
Athene Global Funding 5.339% 1/15/2027 (b)	4,421,000	4,473,273
Athene Global Funding 5.583% 1/9/2029 (b)	2,226,000	2,288,121
Blackstone Private Credit Fund 7.05% 9/29/2025	3,077,000	3,093,941
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	1,144,000	1,126,231
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	1,960,000	1,711,758
Goldman Sachs Group Inc/The 2.6% 2/7/2030	334,000	308,674
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)	848,000	753,747
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (d)	434,000	383,504
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	16,994,000	15,295,394
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (d)	137,000	104,452
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	5,717,000	5,635,737
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,945,000	1,898,058
Goldman Sachs Group Inc/The 3.85% 1/26/2027	829,000	823,490
Goldman Sachs Group Inc/The 4.25% 10/21/2025	422,000	421,482
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	130,000	117,195
Goldman Sachs Group Inc/The 4.75% 10/21/2045	433,000	384,926
Goldman Sachs Group Inc/The 6.75% 10/1/2037	843,000	925,428
Moody's Corp 4.875% 12/17/2048	284,000	253,244
Morgan Stanley 1.512% 7/20/2027 (d)	270,000	261,916
Morgan Stanley 1.593% 5/4/2027 (d)	393,000	383,509
Morgan Stanley 2.239% 7/21/2032 (d)	255,000	220,817
Morgan Stanley 2.511% 10/20/2032 (d)	137,000	119,972
Morgan Stanley 3.125% 7/27/2026	2,912,000	2,875,593
Morgan Stanley 3.217% 4/22/2042 (d)	498,000	377,827
Morgan Stanley 3.591% 7/22/2028 (d)	984,000	966,776
Morgan Stanley 3.622% 4/1/2031 (d)	1,260,000	1,208,286
Morgan Stanley 3.772% 1/24/2029 (d)	337,000	332,189
Morgan Stanley 3.95% 4/23/2027	937,000	931,114
Morgan Stanley 3.971% 7/22/2038 (d)	171,000	148,898
Morgan Stanley 4.3% 1/27/2045	55,000	46,880
Morgan Stanley 4.375% 1/22/2047	304,000	258,817
Morgan Stanley 4.431% 1/23/2030 (d)	552,000	551,224
Morgan Stanley 4.457% 4/22/2039 (d)	207,000	191,933
Morgan Stanley 4.889% 7/20/2033 (d)	10,161,000	10,171,245
Morgan Stanley 5% 11/24/2025	1,838,000	1,840,757
Morgan Stanley 5.192% 4/17/2031 (d)	2,119,000	2,172,250
Morgan Stanley 5.597% 3/24/2051 (d)	355,000	352,322
Morgan Stanley 5.664% 4/17/2036 (d)	1,681,000	1,741,932
Morgan Stanley 6.342% 10/18/2033 (d)	15,700,000	17,045,613
Morgan Stanley 6.375% 7/24/2042	80,000	87,421
Morgan Stanley 7.25% 4/1/2032	27,000	31,074
		82,489,914
Consumer Finance - 1.5%
Ally Financial Inc 5.737% 5/15/2029 (d)	917,000	933,325
Ally Financial Inc 6.184% 7/26/2035 (d)	2,426,000	2,474,467
Ally Financial Inc 6.7% 2/14/2033	3,574,000	3,723,874
Ally Financial Inc 7.1% 11/15/2027	2,990,000	3,150,719
Ally Financial Inc 8% 11/1/2031	5,339,000	6,079,094
Capital One Financial Corp 3.273% 3/1/2030 (d)	783,000	748,946
Capital One Financial Corp 3.65% 5/11/2027	1,693,000	1,674,904
Capital One Financial Corp 3.75% 3/9/2027	970,000	961,809
Capital One Financial Corp 3.75% 7/28/2026	267,000	264,385
Capital One Financial Corp 3.8% 1/31/2028	1,242,000	1,225,609
Capital One Financial Corp 4.1% 2/9/2027	358,000	356,324
Capital One Financial Corp 4.5% 1/30/2026	1,105,000	1,104,466
Capital One Financial Corp 4.985% 7/24/2026 (d)	2,477,000	2,476,889
Capital One Financial Corp 5.247% 7/26/2030 (d)	3,190,000	3,261,055
Capital One Financial Corp 5.468% 2/1/2029 (d)	2,078,000	2,127,828
Capital One Financial Corp 5.817% 2/1/2034 (d)	8,003,000	8,256,055
Capital One Financial Corp 6.377% 6/8/2034 (d)	2,857,000	3,041,572
Ford Motor Credit Co LLC 5.303% 9/6/2029	6,610,000	6,490,938
Synchrony Financial 3.7% 8/4/2026	129,000	127,783
Synchrony Financial 3.95% 12/1/2027	965,000	948,908
		49,428,950
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	547,000	484,785
Corebridge Financial Inc 3.65% 4/5/2027	4,362,000	4,304,296
Corebridge Financial Inc 3.85% 4/5/2029	355,000	347,830
Corebridge Financial Inc 3.9% 4/5/2032	423,000	397,032
Corebridge Financial Inc 4.35% 4/5/2042	96,000	80,578
Corebridge Financial Inc 4.4% 4/5/2052	285,000	227,698
Corebridge Global Funding 4.9% 12/3/2029 (b)	4,000,000	4,056,250
Corebridge Global Funding 5.9% 9/19/2028 (b)	1,806,000	1,886,935
Equitable Holdings Inc 4.35% 4/20/2028	759,000	757,559
Equitable Holdings Inc 4.572% 2/15/2029 (b)	185,000	184,576
Jackson Financial Inc 3.125% 11/23/2031	304,000	269,128
Jackson Financial Inc 5.17% 6/8/2027	1,172,000	1,187,550
Jackson Financial Inc 5.67% 6/8/2032	1,260,000	1,285,289
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,107,000	1,076,799
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	991,000	867,583
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	381,000	348,382
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,205,000	1,229,582
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	49,000	50,123
Pine Street Trust II 5.568% 2/15/2049 (b)	716,000	653,721
Voya Financial Inc 3.65% 6/15/2026	433,000	429,176
Voya Financial Inc 5.7% 7/15/2043	103,000	100,189
		20,225,061
Insurance - 0.5%
Aon Global Ltd 4.6% 6/14/2044	44,000	38,175
Aon Global Ltd 4.75% 5/15/2045	161,000	140,613
Athene Holding Ltd 3.5% 1/15/2031	187,000	176,025
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	1,385,000	1,285,677
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	514,000	514,333
Lincoln National Corp 3.625% 12/12/2026	165,000	163,053
Marsh & McLennan Cos Inc 4.2% 3/1/2048	134,000	110,142
Marsh & McLennan Cos Inc 4.35% 1/30/2047	77,000	65,172
Marsh & McLennan Cos Inc 4.375% 3/15/2029	711,000	713,729
Marsh & McLennan Cos Inc 4.9% 3/15/2049	255,000	230,346
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	730,000	482,936
MetLife Inc 4.125% 8/13/2042	171,000	143,767
MetLife Inc 4.6% 5/13/2046	55,000	48,696
MetLife Inc 4.721% 12/15/2044 (d)	137,000	121,752
MetLife Inc 5.3% 12/15/2034	2,696,000	2,769,541
Pacific LifeCorp 5.125% 1/30/2043 (b)	660,000	610,804
Prudential Financial Inc 3.878% 3/27/2028	114,000	113,497
Prudential Financial Inc 3.905% 12/7/2047	15,000	11,719
Prudential Financial Inc 3.935% 12/7/2049	294,000	225,027
Prudential Financial Inc 4.35% 2/25/2050	343,000	284,680
Prudential Financial Inc 4.418% 3/27/2048	174,000	146,109
Prudential Financial Inc 5.125% 3/1/2052 (d)	115,000	111,219
Prudential Financial Inc 5.7% 12/14/2036	10,000	10,500
Reinsurance Group of America Inc 6% 9/15/2033	4,140,000	4,339,428
Unum Group 3.875% 11/5/2025	610,000	607,740
Unum Group 4% 6/15/2029	554,000	543,792
Unum Group 4.046% 8/15/2041 (b)	111,000	88,681
Unum Group 5.75% 8/15/2042	867,000	835,817
Western-Southern Global Funding 4.9% 5/1/2030 (b)	926,000	934,711
		15,867,681
TOTAL FINANCIALS		340,708,365

Health Care - 1.0%
Biotechnology - 0.2%
Amgen Inc 1.65% 8/15/2028	532,000	491,752
Amgen Inc 2.6% 8/19/2026	288,000	282,682
Amgen Inc 5.15% 3/2/2028	1,562,000	1,595,992
Amgen Inc 5.25% 3/2/2030	1,426,000	1,469,325
Amgen Inc 5.25% 3/2/2033	1,610,000	1,648,677
		5,488,428
Health Care Providers & Services - 0.8%
Allina Health System 3.887% 4/15/2049	182,000	140,058
Banner Health 2.913% 1/1/2051	377,000	239,286
Centene Corp 2.45% 7/15/2028	1,232,000	1,144,079
Centene Corp 2.625% 8/1/2031	575,000	492,662
Centene Corp 3.375% 2/15/2030	640,000	589,461
Centene Corp 4.25% 12/15/2027	721,000	710,075
Centene Corp 4.625% 12/15/2029	1,121,000	1,090,321
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	277,000	168,383
Cigna Group/The 4.375% 10/15/2028	1,489,000	1,490,790
Cigna Group/The 4.5% 2/25/2026	209,000	208,864
Cigna Group/The 4.8% 8/15/2038	1,120,000	1,052,948
Cigna Group/The 6.125% 11/15/2041	82,000	85,209
CVS Health Corp 2.875% 6/1/2026	206,000	202,859
CVS Health Corp 3% 8/15/2026	532,000	523,581
CVS Health Corp 3.25% 8/15/2029	482,000	458,105
CVS Health Corp 3.625% 4/1/2027	225,000	222,170
CVS Health Corp 3.875% 7/20/2025	128,000	127,902
CVS Health Corp 4.3% 3/25/2028	655,000	652,312
CVS Health Corp 4.78% 3/25/2038	749,000	687,379
CVS Health Corp 4.875% 7/20/2035	85,000	81,406
CVS Health Corp 5% 1/30/2029	1,255,000	1,274,090
CVS Health Corp 5.05% 3/25/2048	751,000	648,449
CVS Health Corp 5.125% 7/20/2045	242,000	214,319
CVS Health Corp 5.25% 1/30/2031	515,000	526,534
CVS Health Corp 5.3% 12/5/2043	120,000	108,965
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	292,000	218,498
HCA Inc 3.5% 9/1/2030	6,450,000	6,099,334
HCA Inc 3.625% 3/15/2032	333,000	307,154
HCA Inc 5.25% 6/15/2049	475,000	421,971
HCA Inc 5.625% 9/1/2028	1,513,000	1,556,913
HCA Inc 5.875% 2/1/2029	1,674,000	1,737,380
Humana Inc 1.35% 2/3/2027	346,000	330,931
Humana Inc 2.15% 2/3/2032	347,000	291,496
Humana Inc 3.125% 8/15/2029	223,000	210,161
Humana Inc 3.7% 3/23/2029	333,000	322,713
Humana Inc 4.95% 10/1/2044	69,000	59,474
Integris Baptist Medical Center Inc 3.875% 8/15/2050	313,000	222,255
Kaiser Foundation Hospitals 3.266% 11/1/2049	251,000	173,504
Kaiser Foundation Hospitals 4.15% 5/1/2047	180,000	146,577
Kaiser Foundation Hospitals 4.875% 4/1/2042	49,000	45,474
Mass General Brigham Inc 4.117% 7/1/2055	96,000	75,416
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	82,000	65,637
MyMichigan Health 3.409% 6/1/2050	129,000	90,964
New York and Presbyterian Hospital/The 4.024% 8/1/2045	96,000	78,246
New York and Presbyterian Hospital/The 4.063% 8/1/2056	72,000	55,741
Novant Health Inc 3.168% 11/1/2051	227,000	148,784
NYU Langone Hospitals 4.784% 7/1/2044	208,000	186,869
Orlando Health Obligated Grp 3.327% 10/1/2050	208,000	145,618
Piedmont Healthcare Inc 2.719% 1/1/2042	42,000	29,258
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	74,000	41,258
Sabra Health Care LP 3.2% 12/1/2031	1,175,000	1,047,069
Sutter Health 3.361% 8/15/2050	504,000	347,878
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	265,000	264,171
Trinity Health Corp 2.632% 12/1/2040	121,000	87,084
West Virginia United Health System Obligated Group 3.129% 6/1/2050	170,000	106,634
		28,054,669
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	168,000	174,756
Mylan Inc 4.55% 4/15/2028	502,000	497,824
Utah Acquisition Sub Inc 3.95% 6/15/2026	240,000	237,733
		910,313
TOTAL HEALTH CARE		34,453,410

Industrials - 0.4%
Aerospace & Defense - 0.4%
Boeing Co 2.7% 2/1/2027	217,000	210,912
Boeing Co 2.95% 2/1/2030	278,000	257,722
Boeing Co 3.625% 3/1/2048	110,000	76,143
Boeing Co 3.65% 3/1/2047	76,000	53,064
Boeing Co 3.75% 2/1/2050	424,000	299,427
Boeing Co 5.04% 5/1/2027	372,000	374,771
Boeing Co 5.15% 5/1/2030	706,000	718,778
Boeing Co 5.705% 5/1/2040	1,466,000	1,448,319
Boeing Co 5.805% 5/1/2050	869,000	833,372
Boeing Co 5.93% 5/1/2060	372,000	353,609
Boeing Co 6.259% 5/1/2027	654,000	672,845
Boeing Co 6.298% 5/1/2029	838,000	885,893
Boeing Co 6.388% 5/1/2031	635,000	682,431
Boeing Co 6.528% 5/1/2034	679,000	737,753
Boeing Co 6.858% 5/1/2054	1,023,000	1,119,894
Boeing Co 6.875% 3/15/2039	90,000	98,225
Boeing Co 7.008% 5/1/2064	965,000	1,059,905
		9,883,063
Building Products - 0.0%
Carrier Global Corp 2.493% 2/15/2027	245,000	238,434
Carrier Global Corp 2.722% 2/15/2030	427,000	396,818
Carrier Global Corp 3.377% 4/5/2040	171,000	135,714
Carrier Global Corp 3.577% 4/5/2050	131,000	96,128
Carrier Global Corp 5.9% 3/15/2034	284,000	302,361
Carrier Global Corp 6.2% 3/15/2054	176,000	188,585
		1,358,040
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029	393,000	386,248
Trane Technologies Financing Ltd 4.65% 11/1/2044	165,000	145,446
		531,694
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	284,000	290,867
Paychex Inc 5.35% 4/15/2032	395,000	405,605
Paychex Inc 5.6% 4/15/2035	309,000	319,401
		1,015,873
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.375% 7/1/2025	809,000	809,000
TOTAL INDUSTRIALS		13,597,670

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 4.9% 10/1/2026	259,000	260,155
Dell International LLC / EMC Corp 5.3% 10/1/2029	690,000	710,119
Dell International LLC / EMC Corp 6.02% 6/15/2026	454,000	458,291
Dell International LLC / EMC Corp 6.1% 7/15/2027	298,000	307,985
Dell International LLC / EMC Corp 6.2% 7/15/2030	258,000	276,086
Dell International LLC / EMC Corp 8.1% 7/15/2036	287,000	345,918
Dell International LLC / EMC Corp 8.35% 7/15/2046	141,000	179,847
		2,538,401
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	192,000	188,360
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	105,000	104,273
Broadcom Inc 1.95% 2/15/2028 (b)	209,000	197,116
Broadcom Inc 2.45% 2/15/2031 (b)	2,705,000	2,418,797
Broadcom Inc 2.6% 2/15/2033 (b)	1,777,000	1,519,929
Broadcom Inc 3.419% 4/15/2033 (b)	160,000	145,109
Broadcom Inc 3.469% 4/15/2034 (b)	117,000	104,515
Broadcom Inc 3.5% 2/15/2041 (b)	1,275,000	1,010,499
Broadcom Inc 4.3% 11/15/2032	344,000	333,678
Broadcom Inc 4.75% 4/15/2029	469,000	474,603
Marvell Technology Inc 4.75% 7/15/2030	845,000	848,741
Marvell Technology Inc 5.45% 7/15/2035	1,374,000	1,383,562
		8,729,182
Software - 0.2%
Oracle Corp 1.65% 3/25/2026	1,129,000	1,105,913
Oracle Corp 2.3% 3/25/2028	1,288,000	1,222,461
Oracle Corp 2.65% 7/15/2026	247,000	242,547
Oracle Corp 2.8% 4/1/2027	736,000	717,434
Oracle Corp 3.6% 4/1/2040	736,000	589,078
Oracle Corp 3.6% 4/1/2050	427,000	298,619
Oracle Corp 3.85% 4/1/2060	497,000	342,494
Oracle Corp 3.85% 7/15/2036	278,000	244,775
Oracle Corp 3.95% 3/25/2051	365,000	269,405
Oracle Corp 4% 11/15/2047	480,000	367,390
Oracle Corp 4% 7/15/2046	269,000	207,466
Oracle Corp 4.125% 5/15/2045	82,000	65,163
Oracle Corp 4.3% 7/8/2034	106,000	100,675
Oracle Corp 5.375% 7/15/2040	343,000	335,002
		6,108,422
TOTAL INFORMATION TECHNOLOGY		17,376,005

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	1,512,000	1,588,773
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,533,000	1,613,416
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	895,000	950,096
		4,152,285
Real Estate - 1.3%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	184,000	153,229
Store Capital LLC 2.75% 11/18/2030	1,096,000	965,852
Store Capital LLC 4.625% 3/15/2029	225,000	221,267
VICI Properties LP 4.75% 2/15/2028	964,000	969,287
VICI Properties LP 4.75% 4/1/2028	522,000	526,270
VICI Properties LP 4.95% 2/15/2030	1,228,000	1,235,184
VICI Properties LP 5.125% 5/15/2032	823,000	819,970
VICI Properties LP 5.75% 4/1/2034	377,000	385,389
Vornado Realty LP 2.15% 6/1/2026	237,000	230,215
WP Carey Inc 2.4% 2/1/2031	477,000	419,420
WP Carey Inc 3.85% 7/15/2029	160,000	155,697
		6,081,780
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032	254,000	210,883
Alexandria Real Estate Equities Inc 3% 5/18/2051	193,000	116,969
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	316,000	264,641
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	523,000	526,734
Healthcare Realty Holdings LP 3.1% 2/15/2030	165,000	153,029
Healthcare Realty Holdings LP 3.5% 8/1/2026	172,000	169,845
Healthpeak OP LLC 3% 1/15/2030	343,000	321,595
Healthpeak OP LLC 3.25% 7/15/2026	72,000	71,136
Healthpeak OP LLC 3.5% 7/15/2029	82,000	79,162
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,605,000	2,248,784
Omega Healthcare Investors Inc 3.375% 2/1/2031	416,000	380,671
Omega Healthcare Investors Inc 3.625% 10/1/2029	742,000	706,322
Omega Healthcare Investors Inc 4.5% 4/1/2027	2,294,000	2,298,570
Omega Healthcare Investors Inc 4.75% 1/15/2028	801,000	804,426
Omega Healthcare Investors Inc 5.25% 1/15/2026	714,000	714,352
Ventas Realty LP 3% 1/15/2030	958,000	899,036
Ventas Realty LP 3.25% 10/15/2026	96,000	94,499
Ventas Realty LP 3.85% 4/1/2027	260,000	257,502
Ventas Realty LP 4% 3/1/2028	876,000	867,859
Ventas Realty LP 4.125% 1/15/2026	235,000	234,041
Ventas Realty LP 4.375% 2/1/2045	178,000	145,357
Ventas Realty LP 4.75% 11/15/2030	1,258,000	1,262,844
Ventas Realty LP 4.875% 4/15/2049	78,000	66,787
		12,895,044
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031	83,000	70,085
LXP Industrial Trust 2.7% 9/15/2030	230,000	206,112
		276,197
Office REITs - 0.2%
Boston Properties LP 2.75% 10/1/2026	192,000	187,754
Boston Properties LP 3.25% 1/30/2031	1,011,000	926,445
Boston Properties LP 4.5% 12/1/2028	489,000	485,141
Boston Properties LP 6.75% 12/1/2027	1,962,000	2,060,281
COPT Defense Properties LP 2% 1/15/2029	228,000	207,724
COPT Defense Properties LP 2.25% 3/15/2026	209,000	205,014
COPT Defense Properties LP 2.75% 4/15/2031	310,000	274,193
Hudson Pacific Properties LP 4.65% 4/1/2029	972,000	873,306
		5,219,858
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 3.95% 11/15/2027	579,000	563,622
Brandywine Operating Partnership LP 4.55% 10/1/2029	734,000	691,329
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,672,000	2,864,846
CBRE Services Inc 2.5% 4/1/2031	699,000	617,758
Digital Realty Trust LP 3.7% 8/15/2027	219,000	216,238
Essex Portfolio LP 3% 1/15/2030	51,000	47,690
Essex Portfolio LP 4% 3/1/2029	167,000	164,343
Tanger Properties LP 2.75% 9/1/2031	551,000	483,176
Tanger Properties LP 3.125% 9/1/2026	767,000	753,102
Tanger Properties LP 3.875% 7/15/2027	170,000	167,794
		6,569,898
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031	95,000	82,723
American Homes 4 Rent LP 3.625% 4/15/2032	389,000	358,930
American Homes 4 Rent LP 4.25% 2/15/2028	264,000	262,413
American Homes 4 Rent LP 4.95% 6/15/2030	2,639,000	2,665,932
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	799,000	756,335
Sun Communities Operating LP 2.3% 11/1/2028	210,000	196,300
Sun Communities Operating LP 2.7% 7/15/2031	542,000	480,336
UDR Inc 2.1% 6/15/2033	446,000	358,568
		5,161,537
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.9% 3/15/2027	155,000	153,658
Brixmor Operating Partnership LP 4.05% 7/1/2030	804,000	779,973
Brixmor Operating Partnership LP 4.125% 5/15/2029	819,000	805,323
Brixmor Operating Partnership LP 4.125% 6/15/2026	791,000	787,988
Kite Realty Group Trust 4.75% 9/15/2030	1,220,000	1,217,783
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	482,000	495,768
Realty Income Corp 2.2% 6/15/2028	100,000	94,410
Realty Income Corp 2.85% 12/15/2032	123,000	107,649
Realty Income Corp 3.25% 1/15/2031	128,000	119,978
Realty Income Corp 3.4% 1/15/2028	200,000	196,123
Simon Property Group LP 2.2% 2/1/2031	731,000	647,661
Simon Property Group LP 2.45% 9/13/2029	205,000	190,492
Simon Property Group LP 3.25% 9/13/2049	320,000	214,152
		5,810,958
TOTAL REAL ESTATE		42,015,272

Utilities - 1.1%
Electric Utilities - 0.7%
Alabama Power Co 1.45% 9/15/2030	500,000	433,425
Alabama Power Co 3.05% 3/15/2032	828,000	755,102
Alabama Power Co 3.7% 12/1/2047	162,000	123,392
Alabama Power Co 3.75% 3/1/2045	27,000	21,046
Alabama Power Co 4.15% 8/15/2044	127,000	104,843
Alabama Power Co 4.3% 7/15/2048	161,000	133,119
Alabama Power Co 5.2% 6/1/2041	106,000	100,170
Appalachian Power Co 4.45% 6/1/2045	165,000	133,985
Appalachian Power Co 4.5% 3/1/2049	251,000	202,682
Baltimore Gas and Electric Co 2.9% 6/15/2050	220,000	137,561
Baltimore Gas and Electric Co 3.5% 8/15/2046	69,000	50,631
Cleco Corporate Holdings LLC 3.375% 9/15/2029	433,000	402,605
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,810,000	1,797,194
Commonwealth Edison Co 3.2% 11/15/2049	467,000	315,369
Commonwealth Edison Co 3.65% 6/15/2046	78,000	58,967
Commonwealth Edison Co 3.7% 3/1/2045	85,000	65,569
Commonwealth Edison Co 3.75% 8/15/2047	169,000	128,178
Commonwealth Edison Co 4% 3/1/2048	187,000	147,896
Commonwealth Edison Co 4% 3/1/2049	164,000	127,833
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	99,000	95,145
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	78,000	59,999
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	219,000	188,609
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	260,000	211,391
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	287,000	243,639
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	69,000	69,755
Duke Energy Carolinas LLC 2.85% 3/15/2032	83,000	74,458
Duke Energy Carolinas LLC 3.2% 8/15/2049	219,000	147,969
Duke Energy Carolinas LLC 3.75% 6/1/2045	55,000	42,682
Duke Energy Carolinas LLC 3.875% 3/15/2046	107,000	83,494
Duke Energy Carolinas LLC 4% 9/30/2042	103,000	85,133
Duke Energy Corp 2.45% 6/1/2030	529,000	480,035
Duke Energy Corp 2.65% 9/1/2026	366,000	359,126
Duke Energy Corp 3.75% 9/1/2046	250,000	185,112
Duke Energy Corp 4.2% 6/15/2049	260,000	201,978
Duke Energy Corp 4.8% 12/15/2045	76,000	65,814
Duke Energy Florida LLC 3.4% 10/1/2046	69,000	49,412
Duke Energy Ohio Inc 4.3% 2/1/2049	744,000	597,779
Duke Energy Progress LLC 3.4% 4/1/2032	334,000	309,915
Duke Energy Progress LLC 4.15% 12/1/2044	49,000	39,956
Duke Energy Progress LLC 4.375% 3/30/2044	55,000	46,582
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	166,000	146,740
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	574,000	494,949
Entergy Corp 0.9% 9/15/2025	464,000	460,516
Entergy Corp 2.8% 6/15/2030	359,000	331,616
Entergy Corp 2.95% 9/1/2026	129,000	126,857
Entergy Corp 3.75% 6/15/2050	113,000	80,381
Entergy Louisiana LLC 4.2% 9/1/2048	87,000	69,295
Entergy Tex Inc 3.55% 9/30/2049	111,000	77,530
Entergy Tex Inc 4% 3/30/2029	485,000	479,011
Exelon Corp 2.75% 3/15/2027	183,000	178,552
Exelon Corp 3.35% 3/15/2032	222,000	204,786
Exelon Corp 4.05% 4/15/2030	218,000	214,456
Exelon Corp 5.1% 6/15/2045	30,000	27,251
FirstEnergy Corp 1.6% 1/15/2026	344,000	337,672
FirstEnergy Corp 2.25% 9/1/2030	370,000	328,541
FirstEnergy Corp 3.4% 3/1/2050	100,000	67,773
FirstEnergy Corp 3.9% 7/15/2027 (f)	233,000	230,388
FirstEnergy Corp 4.85% 7/15/2047 (f)	129,000	109,614
Interstate Power and Light Co 2.3% 6/1/2030	381,000	343,103
IPALCO Enterprises Inc 4.25% 5/1/2030	1,025,000	984,148
Pacific Gas and Electric Co 3.15% 1/1/2026	400,355	396,526
Pacific Gas and Electric Co 3.25% 6/1/2031	167,000	149,866
Pacific Gas and Electric Co 3.45% 7/1/2025	166,815	166,815
Pacific Gas and Electric Co 4.2% 6/1/2041	834,000	641,380
Pacific Gas and Electric Co 4.55% 7/1/2030	1,037,586	1,012,708
Pacific Gas and Electric Co 4.75% 2/15/2044	33,000	26,775
Potomac Electric Power Co 6.5% 11/15/2037	104,000	116,115
Progress Energy Inc 6% 12/1/2039	143,000	148,908
Puget Sound Energy Inc 4.3% 5/20/2045	176,000	145,029
Southern Co/The 3.25% 7/1/2026	302,000	298,739
Southern Co/The 4.4% 7/1/2046	201,000	167,392
Southern Co/The 4.85% 3/15/2035	4,500,000	4,399,034
Tampa Electric Co 4.45% 6/15/2049	321,000	263,817
Tampa Electric Co 6.15% 5/15/2037	172,000	180,718
Virginia Electric and Power Co 3.8% 4/1/2028	409,000	406,478
Wisconsin Electric Power Co 4.25% 6/1/2044	129,000	104,901
		22,795,930
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 3.95% 10/1/2046	371,000	285,137
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	4,000,000	3,923,971
AES Corp/The 2.45% 1/15/2031	807,000	705,514
AES Corp/The 3.95% 7/15/2030 (b)	941,000	894,634
		5,524,119
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	274,000	268,158
Berkshire Hathaway Energy Co 3.7% 7/15/2030	275,000	266,819
Berkshire Hathaway Energy Co 3.8% 7/15/2048	274,000	206,801
Berkshire Hathaway Energy Co 4.25% 10/15/2050	237,000	189,327
Berkshire Hathaway Energy Co 4.5% 2/1/2045	182,000	156,442
Berkshire Hathaway Energy Co 5.15% 11/15/2043	212,000	199,054
Delmarva Power & Light Co 4% 6/1/2042	110,000	86,944
Dominion Energy Inc 3.9% 10/1/2025	354,000	353,361
NiSource Inc 0.95% 8/15/2025	374,000	372,270
NiSource Inc 1.7% 2/15/2031	444,000	380,145
NiSource Inc 2.95% 9/1/2029	1,074,000	1,013,219
NiSource Inc 3.49% 5/15/2027	210,000	206,763
NiSource Inc 3.6% 5/1/2030	1,800,000	1,726,517
NiSource Inc 3.95% 3/30/2048	274,000	211,451
NiSource Inc 4.375% 5/15/2047	131,000	107,695
NiSource Inc 4.8% 2/15/2044	151,000	133,280
Puget Energy Inc 4.1% 6/15/2030	1,710,000	1,651,724
Puget Energy Inc 4.224% 3/15/2032	756,000	711,482
		8,241,452
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029	167,000	161,804
American Water Capital Corp 6.593% 10/15/2037	179,000	201,088
		362,892
TOTAL UTILITIES		37,209,530

TOTAL UNITED STATES		622,304,823
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $752,738,421)		749,734,836

U.S. Government Agency - Mortgage Securities - 23.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.8%
Fannie Mae 2% 11/1/2051	1,293,298	1,032,341
Fannie Mae 2% 3/1/2052	1,563,329	1,246,420
Fannie Mae 2.5% 1/1/2052	590,679	493,810
Fannie Mae 2.5% 6/1/2052	1,391,335	1,175,338
Fannie Mae 3% 10/1/2031	53,701	52,221
Fannie Mae 3% 11/1/2047	10,933	9,683
Fannie Mae 3.5% 2/1/2045	386,140	362,156
Fannie Mae 4% 4/1/2050	15,508	14,588
Fannie Mae 6.5% 7/1/2054	284,847	297,848
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (c)(d)	296	303
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.54%, 7.191% 11/1/2034 (c)(d)	37,311	38,297
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (c)(d)	351	360
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.643%, 6.905% 11/1/2036 (c)(d)	5,228	5,374
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 6.395% 5/1/2036 (c)(d)	4,160	4,282
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.564% 6/1/2042 (c)(d)	4,116	4,278
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.814% 7/1/2035 (c)(d)	375	386
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	2,276	2,351
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (c)(d)	1,021	1,064
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	1,879	1,957
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.569% 7/1/2041 (c)(d)	2,284	2,381
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	2,434	2,515
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (c)(d)	611	629
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.037% 11/1/2034 (c)(d)	2,555	2,637
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.385% 9/1/2036 (c)(d)	4,421	4,577
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.738% 7/1/2037 (c)(d)	1,547	1,607
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (c)(d)	6,002	6,091
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	500	512
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.508% 8/1/2036 (c)(d)	7,381	7,557
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.24% 10/1/2033 (c)(d)	672	685
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.464%, 6.711% 5/1/2035 (c)(d)	851	872
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	818,956	731,128
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	40,089	33,364
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	61,858	55,185
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	562,186	501,895
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	534,885	479,695
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	291,928	260,621
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,036	11,691
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,720	11,408
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	625,739	558,241
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	123,651	110,468
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	116,688	104,429
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	111,862	100,110
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	99,052	88,368
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	35,731	31,922
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	39,064	32,563
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	701,518	578,712
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	1,243,695	938,847
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	837,243	632,022
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	569,037	508,011
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	39,717	33,080
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,190,976	896,445
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	510,967	384,604
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	121,387	108,369
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	40,845	33,965
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	41,698	34,650
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	20,364	15,315
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	737,268	661,195
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	2,893,935	2,664,279
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	809,682	646,306
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	17,932	14,297
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	65,140	51,976
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	8,070	7,724
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	313,075	288,034
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	19,079	17,553
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	12,642	11,631
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	11,341	10,420
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	60,202	52,025
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	196,225	156,816
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	75,225	60,845
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	462,720	372,680
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	408,331	329,512
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	19,874	15,808
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	77,186	70,735
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	55,539	44,506
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	228,365	181,430
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	226,632	180,832
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	67,793	53,859
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	48,223	38,312
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	58,263	53,530
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	156,997	135,843
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,819,034	2,259,028
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	731,010	579,168
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	552,879	445,640
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	19,977	15,871
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	427,273	417,067
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	581,921	535,741
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	53,919	49,606
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	37,937	34,927
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	37,180	34,323
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	19,423	18,003
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	197,088	157,136
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,195	14,507
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	153,030	140,791
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,812,743	3,837,131
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	122,464	97,639
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,655	14,104
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,536,217	2,014,955
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	813,691	652,558
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	200,257	161,352
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	6,980	6,442
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	71,537	61,890
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,573,902	2,849,421
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,675,318	1,335,706
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	820,776	654,392
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	548,289	440,912
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	23,728	18,918
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	56,810	52,355
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,642,809	2,277,517
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,131,523	2,493,783
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	62,883	57,932
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	693,040	595,109
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	52,500	45,382
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	62,379	49,625
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	256,785	236,407
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	161,303	148,503
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	67,504	62,084
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	508,860	438,454
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,076,558	861,016
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	72,015	57,934
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,250,840	999,622
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,510	26,759
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	18,468	14,748
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	6,221	6,041
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	632,951	582,722
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	168,314	154,957
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	49,735	45,788
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	12,812	11,811
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	104,773	83,337
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	53,942	42,957
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	28,718	26,439
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	25,413	23,396
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	100,704	80,195
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	58,711	46,699
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	9,840	9,504
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	6,566	6,339
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	3,598	3,472
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	605	590
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	192,886	185,537
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	66,190	63,957
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	63,070	61,085
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	12,899	12,403
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	17,159	16,398
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	9,967	9,539
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	78,915	74,595
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	210,537	185,602
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	30,227	25,912
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	9,682	8,300
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	52,825	44,409
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,911,534	3,310,401
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	260,250	218,058
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	422,460	351,727
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	109,268	91,553
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	186,244	179,221
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	31,477	30,147
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	27,733	26,293
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	39,033	35,117
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	5,398	4,848
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	8,319	7,319
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	1,099,601	929,580
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	7,571,300	6,332,012
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	289,538	242,689
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	150,196	125,846
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	3,771	3,665
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	2,411	2,347
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	1,381	1,337
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	130,274	125,409
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	12,868	12,428
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	110,683	104,936
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	66,377	62,308
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	9,862	8,859
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,202,863	1,067,916
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	482,495	426,492
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	394,973	350,853
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	359,026	318,864
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	314,708	278,325
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	113,561	100,760
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	75,563	63,525
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,446,674	1,211,236
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,115,536	933,988
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	1,338	1,321
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	3,559	3,459
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	2,733	2,655
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	14,390	13,937
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	2,704	2,621
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	330,750	318,022
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	5,684	5,461
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	10,474	10,002
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (i)	2,932,244	2,463,284
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	524,048	438,762
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	28,757	28,190
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	2,098	2,017
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	101,075	97,300
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	62,209	58,804
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	21,035	19,883
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	18,496	17,484
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	315,615	280,826
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	974,578	865,978
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	32,822	27,542
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	36,267	30,297
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	120,918	116,215
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	16,625	15,715
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	97,634	87,367
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	143,564	128,414
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	86,055	72,830
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,004,526	842,928
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	593,496	498,391
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	12,336	12,027
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	2,552	2,477
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	13,561	13,087
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	370,172	352,801
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	182,517	175,628
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	66,614	59,621
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	296,279	263,533
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	378,170	334,679
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	55,985	49,403
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	16,895	14,859
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	665	570
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	432,098	366,232
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	628,410	526,729
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	2,428	2,366
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	1,130	1,101
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	37,027	34,919
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	20,992	19,797
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	231,581	207,202
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	162,030	144,577
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	124,903	111,443
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	61,410	54,368
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	24,263	21,492
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	8,888	7,620
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	3,092	2,650
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,587,052	2,185,426
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,705,301	1,428,838
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,264,171	1,067,915
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	606,605	508,262
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	162,735	136,353
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	99,028	95,486
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	8,044	7,697
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	484,695	457,104
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	24,621	23,220
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	246,759	220,553
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	13,123	11,176
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	12,173	10,435
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	153,674	129,961
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	42,727	35,867
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	842	833
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	2,612	2,537
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	760,945	733,413
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	267,242	251,278
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	17,182	16,155
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	14,789	13,906
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	19,164	17,119
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	204,125	181,136
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	131,131	116,791
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	88,359	74,918
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	83,450	71,538
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	37,292	31,969
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	10,847	9,298
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,431,874	1,206,451
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	14,093	13,706
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	8,058	7,831
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	6,829	6,636
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	5,560	5,404
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,207	4,092
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	1,006	978
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	8,310	8,009
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	10,718	10,277
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	6,973	6,664
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	482,930	454,081
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	61,326	57,662
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	8,357	7,518
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	15,134	12,685
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	701,769	587,998
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	562,616	471,404
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	546,837	458,184
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	167,463	139,686
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	35,880	34,870
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	21,665	21,047
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	8,365	8,124
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	8,293	8,068
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	7,473	7,268
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,482	4,359
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,862	3,749
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,771	3,666
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,492	3,396
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,720	2,649
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,429	2,360
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	17,341	16,440
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	406,582	360,163
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	5,703	4,889
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	2,359	2,330
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	2,339	2,310
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	676	668
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	10,124	9,900
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,555	2,498
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,305	2,266
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,869	1,829
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	660	651
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	24,483	23,863
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	18,796	18,339
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	22,737	22,099
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	2,692	2,615
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	456,384	440,330
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	145,981	140,526
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	22,093	20,403
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	44,877	40,891
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,031	23,763
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,964	21,923
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,246	18,629
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,680	17,942
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,168	14,710
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,032	11,863
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,828	9,893
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,616	8,853
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,746	7,111
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,924	5,442
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,621	4,225
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,211	3,833
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	3,189	2,862
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	24,404	21,737
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	14,743	13,131
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	2,413	2,149
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	113,657	101,023
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	86,495	76,880
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	60,461	53,740
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	55,872	49,661
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	46,763	41,565
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	37,155	33,025
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	33,599	29,864
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,607	7,650
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	5,275	4,689
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	4,100	3,644
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	10,783	9,534
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	595,798	521,003
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	690,723	603,364
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	143,737	125,379
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	45,469	39,661
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	42,548	37,114
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	37,094	32,357
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	31,086	27,115
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	9,839	9,701
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	1,905	1,877
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	10,317	10,090
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	15,328	14,964
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	5,066	4,946
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,713	3,621
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,735	2,670
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,725	2,657
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	15,047	14,639
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	4,661	4,533
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	44,221	42,891
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	35,255	31,974
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	18,432	16,593
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,625	13,259
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,691	12,322
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,252	11,972
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	494,610	449,143
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	508,549	455,037
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	47,029	41,801
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	41,807	37,159
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	36,783	32,694
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	33,201	29,510
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	32,179	28,602
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	23,059	20,496
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	11,514	10,234
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,888	9,678
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	6,876	6,112
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,568	4,949
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	13,714	12,147
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	794,790	697,250
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (j)	1,374,368	1,206,129
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	454,931	397,678
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	229,137	199,584
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	4,182	4,135
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	1,515	1,498
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	1,421	1,404
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	11,419	11,253
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	3,314	3,267
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	754	743
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,233	5,100
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,082	4,960
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,660	4,546
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	4,474	4,339
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	32,795	31,827
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	62,667	61,143
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	34,505	31,460
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,830	18,063
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,023	7,348
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,664	6,978
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,796	3,476
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,912	2,635
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	3,359	2,996
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	651,544	582,986
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	627,739	561,686
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	421,542	374,683
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	379,150	344,462
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	254,032	225,793
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	234,599	208,521
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	122,635	109,002
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	37,101	32,977
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,606	5,872
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	5,511	4,899
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,739	4,212
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	19,101	16,918
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	8,151	7,219
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	176,592	156,134
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	115,942	101,387
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	13,423	11,763
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	74,751	65,157
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,231	16,028
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	1,203	1,189
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	591	584
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	444	438
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	305	301
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	17,218	16,846
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,209	7,036
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	1,837	1,792
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	6,060	5,892
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	165,503	161,076
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	61,311	59,438
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	198,506	191,089
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	56,503	54,515
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	460,145	418,368
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	186,024	169,213
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	37,179	33,740
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,461	24,240
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,390	23,192
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,607	13,355
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,023	12,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,521	9,579
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,479	9,568
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,403	9,510
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,058	9,114
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,792	8,952
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,974	7,253
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,317	3,982
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,101	1,900
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	30,923	27,544
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	21,652	19,286
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	18,373	16,365
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	298,877	265,653
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	83,423	74,149
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	40,557	36,049
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	26,840	23,856
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	25,461	22,631
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	12,362	10,988
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,653	5,914
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,283	5,585
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	14,168	12,549
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,406	7,445
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,081,044	945,333
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	822,777	719,231
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	505,358	441,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	416,256	364,000
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	46,794	40,788
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	23,958	20,883
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	2,297	2,269
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,952	1,928
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,092	1,079
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	535	528
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	34,596	33,922
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	20,347	19,956
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	20,982	20,520
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	10,366	10,140
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,938	1,896
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,113	1,088
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	108,160	105,781
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	21,553	21,000
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	5,913	5,773
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,583	3,492
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	13,454	13,086
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	24,140	23,414
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	15,171	14,722
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	42,650	41,626
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	153,183	141,469
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	158,502	144,613
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	121,226	110,650
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	64,044	58,540
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	58,700	53,577
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,537	13,292
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	13,134	11,957
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,698	11,495
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,753	7,968
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,210	5,629
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	976	914
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	11,752	10,542
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	43,745	38,964
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	14,680	13,076
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	11,242	10,013
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	4,666	4,156
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	211,876	188,323
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	89,601	79,641
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	63,083	56,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,757	6,006
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	9,490	8,391
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,607,013	2,277,294
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	228,366	199,484
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	93,939	81,823
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	45,520	39,706
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	5,086	5,022
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	2,039	2,013
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	25,410	24,895
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	1,302	1,276
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	6,034	5,957
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	2,357	2,304
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	1,090	1,066
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	35,223	34,207
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	20,917	20,320
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	8,339	8,099
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	4,465	4,338
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	24,321	23,643
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	7,961	7,725
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	14,033	13,206
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,176	12,036
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,210	5,646
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	15,096	13,604
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	12,637	11,256
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,438	9,297
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,381	9,246
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	232,849	208,348
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	14,060	12,497
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	10,413	9,275
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	7,470	6,628
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	276,651	247,454
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	27,368	24,198
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	19,698	17,416
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	13,782	12,186
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,093,220	960,422
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	999,900	865,314
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	675,560	589,275
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	99,999	86,539
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	6,361	6,278
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,816	2,780
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,582	1,562
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,517	1,497
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,962	1,923
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,385	1,358
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	8,963	8,763
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	9,705	9,454
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,643	5,492
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,367	5,228
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	6,668	6,477
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	4,013	3,724
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	153,470	140,244
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	32,290	29,493
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	27,012	24,352
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,798	17,072
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,039	12,750
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	94,045	84,560
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	4,869	4,383
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	3,602	3,229
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,185	1,962
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	10,199	9,075
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	6,978	6,209
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,407	3,922
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,161	2,812
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,063	2,725
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,868	2,552
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,249	2,001
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	41,308	36,523
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	39,899	35,277
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,299,861	1,124,901
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	937,449	825,038
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,227	1,211
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	799	789
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	751	741
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	587	579
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	25,569	24,909
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	12,007	11,699
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,886	2,810
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	10,017	9,723
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	5,336	5,182
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,260	4,135
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	3,964	3,850
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	348,961	316,960
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	121,756	110,634
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	62,143	56,298
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	60,611	55,251
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	41,752	37,826
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	39,215	35,630
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,194	11,123
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,139	11,025
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	9,685	8,828
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,787	8,009
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,259	3,865
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	30,485	27,324
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	17,110	15,384
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	210,599	188,570
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	21,947	19,528
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	21,541	19,167
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	9,081	8,080
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,881	4,343
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,040	3,595
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	47,483	41,596
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	73,263	64,066
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,958,922	1,709,944
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	5,842	5,764
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	4,543	4,482
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	2,218	2,189
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	11,731	11,501
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	5,642	5,525
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	4,818	4,724
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,106	2,064
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	16,418	16,044
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	15,285	14,944
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	20,357	19,831
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	70,244	64,008
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	259,259	236,204
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	57,671	52,379
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	49,906	45,247
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	25,999	23,579
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,146	13,740
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,549	10,556
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,409	10,360
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,665	8,845
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,409	8,539
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,991	7,248
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,383	6,699
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,474	4,965
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	22,947	20,555
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	13,778	12,341
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	6,715	5,992
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	43,352	38,574
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	7,756	6,882
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	134,334	118,772
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	801,782	701,881
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	3,647	3,601
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	3,205	3,163
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	10,334	10,122
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	7,754	7,593
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	4,450	4,359
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	4,393	4,300
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,698	4,592
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,357	4,257
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,646	3,564
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	44,357	43,056
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	6,462	6,275
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	125,821	122,908
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	85,464	79,329
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	244,554	222,453
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	36,282	32,921
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	36,199	32,887
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	32,116	29,143
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	25,872	23,374
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	25,534	23,188
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	24,936	22,625
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	21,440	19,462
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,384	13,904
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,835	10,765
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,348	7,608
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,749	7,049
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,494	6,792
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,093	6,410
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,015	3,641
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,870	2,607
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,427	2,183
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	8,298	7,435
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,397	6,628
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	7,603	6,765
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	5,033	4,478
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	31,493	27,992
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	25,734	22,873
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	16,742	14,854
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	41,518	36,371
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	693,560	608,661
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	22,193	19,359
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	1,183	1,172
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	959	945
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	11,716	11,476
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	10,883	10,652
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,883	3,799
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,733	3,655
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,466	3,390
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,199	3,130
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,054	2,990
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	365	357
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	2,264	2,211
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	5,596	5,445
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	254,632	247,102
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	10,606	10,315
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	6,832	6,627
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	10,094	9,350
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	75,528	68,761
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	31,771	28,706
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,728	14,271
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,114	12,823
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,127	11,901
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,797	8,879
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,691	7,886
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,666	7,856
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,319	7,513
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	351,056	313,129
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	37,222	33,340
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	14,385	12,885
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	5,273	4,723
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	10,689	9,568
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,986	7,995
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,137	7,240
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	5,104	4,541
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,112,921	977,382
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	135,341	118,563
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	98,201	86,027
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	68,137	59,349
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	895	883
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	673	663
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	637	628
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	525	517
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	505	498
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	12,807	12,503
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,420	2,363
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,254	2,201
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,264	1,235
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	37,733	36,608
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	25,641	25,025
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	16,012	15,542
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,318	7,085
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	5,835	5,649
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,585	3,477
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,560	3,449
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	2,234	2,165
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	266,527	259,396
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	134,062	121,736
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	104,376	94,661
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,114	15,539
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	10,732	9,741
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	664,056	593,144
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	123,722	110,085
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	12,055	10,726
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,364	8,332
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	6,511	5,787
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	5,264	4,684
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	62,038	54,948
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	12,732	11,277
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	20,157	17,916
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	74,655	65,400
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,999,801	1,730,629
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	50,496	44,141
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	46,500	40,503
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	18,551	18,195
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	61,216	59,754
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,499	1,401
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	162,254	152,156
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	30,105	28,217
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	25,743	24,069
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	11,135	10,422
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,153	9,507
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,517	3,288
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,508	3,264
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	12,210	11,455
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	151,644	140,950
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	129,468	120,111
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	7,810	7,245
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,896	5,490
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,793	5,376
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,606	4,257
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,791	3,516
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	36,359	33,574
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	16,736	15,454
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,482	12,449
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,694	7,105
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	224,060	206,618
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	204,985	188,963
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	78,144	72,036
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	42,973	39,614
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,470	26,244
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,252	26,044
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	26,215	24,166
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	6,404	5,903
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	295,090	272,395
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	79,986	72,590
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	75,837	68,920
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,450	2,406
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	78,539	73,641
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	35,955	33,779
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	22,104	20,719
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	20,979	19,643
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,143	14,107
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,863	3,624
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,927	2,728
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,174	4,817
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	129,995	118,616
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	71,405	66,003
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	18,747	17,329
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	8,022	7,465
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	255,228	235,360
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	27,508	25,358
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	277,351	256,366
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	9,876	9,046
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	392,737	361,550
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	2,342,855	2,128,257
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	31,075	29,153
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,097	11,300
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,511	7,965
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,103	6,658
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,776	5,415
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	2,280	2,133
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	24,856	23,289
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	20,926	19,632
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	521,166	481,734
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	113,737	105,132
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,053	3,743
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	11,062	10,198
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	347,044	314,958
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	196,503	178,335
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	12,344	12,049
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	1,639,304	1,605,267
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	235,475	221,493
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	94,523	88,822
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	39,397	36,967
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	21,656	20,173
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,310	9,678
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,128	9,499
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,754	9,105
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,896	8,302
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,299	4,018
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,740	2,552
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,022	1,909
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	844	798
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	68,402	63,226
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	12,063	11,139
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	7,129	6,583
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	74,999	70,232
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	9,131	8,941
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	75,351	73,669
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	15,912	14,923
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	29,593	27,646
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	28,687	26,893
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	16,529	15,433
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,199	9,489
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	62,512	57,949
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	7,344	6,805
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,481	6,011
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,393	5,920
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	39,636	36,600
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	18,186	16,765
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	159,113	144,402
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	2,540	2,503
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	5,649	5,532
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	27,076	25,352
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	12,949	11,987
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	891,289	834,395
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	115,272	108,016
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	221,416	200,789
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	10,626	10,389
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	5,182	5,067
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	10,486	9,942
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	100,599	94,381
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	35,962	33,750
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	23,565	22,059
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	8,705	8,183
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	6,530	6,140
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	154,052	142,300
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	130,004	120,087
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	84,509	78,036
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	1,952	1,932
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	14,504	13,751
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	82,942	77,998
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	65,843	61,812
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	13,488	12,682
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,456	7,905
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,514	2,390
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	45,584	42,049
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	19,437	17,930
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	3,075	3,006
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	71,764	70,274
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	46,233	43,771
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,995	6,560
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	47,750	44,499
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	4,550	4,269
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	86,794	80,324
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	14,384	13,296
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	11,506	10,664
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	3,209	2,970
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	229,289	211,009
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	913,919	829,707
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	12,645	11,989
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	35,115	33,017
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	17,936	16,852
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,944	9,356
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,854	9,246
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,645	9,047
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,730	7,295
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,717	7,211
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,558	7,157
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,197	5,813
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,881	5,512
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	2,199	2,065
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	38,050	35,100
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	25,367	23,400
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	24,466	22,569
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	22,228	20,504
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,445,514	1,353,604
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	770,570	722,473
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	419,966	382,450
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	10,539	10,353
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	13,054	12,762
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	9,000	8,628
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	5,699	5,403
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	148,258	139,111
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	82,375	77,292
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	14,455	13,542
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	5,112	4,802
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	3,755	3,513
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,047	1,935
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,491	1,395
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	427,051	400,177
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	36,390	34,171
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	31,773	29,369
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	38,862	35,849
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	37,481	34,575
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,162,984	1,063,363
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	31,158	29,541
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	67,147	63,069
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	58,354	54,723
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	21,196	20,014
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,935	14,001
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,078	13,200
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,067	9,469
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,492	8,873
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,492	7,965
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,800	7,288
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,659	7,171
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,859	2,663
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,591	2,439
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,451	1,378
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	3,160	2,921
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	22,125	20,395
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	177,450	164,024
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	10,983	10,997
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,465	3,355
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	22,285	21,456
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	25,702	24,242
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	19,304	18,208
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	2,487	2,346
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	17,471	16,446
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	7,946	7,479
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	17,514	16,334
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	57,310	53,661
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	26,340	24,918
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	7,956	7,941
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	26,488	26,347
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	48,397	46,964
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,509	4,376
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,522	3,412
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	65,297	63,084
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,545	16,972
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,064	2,948
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	36,749	35,448
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	125,571	119,735
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	304,869	288,317
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	28,199	26,668
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	194,503	183,579
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	34,478	32,466
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	1,168,558	1,103,652
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	11,554	11,533
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	2,473	2,408
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	433,020	419,058
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	65,940	63,720
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,232	6,976
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	16,793	15,813
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	35,376	33,478
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	8,285	7,982
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	3,815	3,679
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	13,342	12,771
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	27,140	25,615
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	20,128	18,948
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	10,560	9,940
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	26,887	25,234
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	20,840	19,715
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	31,436	31,476
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	34,291	33,082
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,506	3,401
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,253	2,178
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	19,299	18,335
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,989	4,765
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	332,378	316,410
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	12,412	11,749
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	471,805	445,010
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	62,493	58,944
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	31,668	29,869
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	4,827	4,553
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	118,976	112,628
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	11,526	10,850
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	10,138	9,540
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	7,252	6,824
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	13,604	12,793
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	18,325	17,336
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	18,623	18,547
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,532	10,146
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,913	6,661
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,459	6,240
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	204,617	196,006
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	33,909	32,100
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	524,748	495,274
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	24,315	22,919
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	4,412	4,159
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	127,729	120,275
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	79,194	74,499
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	8,181	7,716
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	6,017	5,662
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	17,161	16,165
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	53,698	51,803
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,799	14,276
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,810	7,535
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,156	5,929
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	33,004	31,700
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	59,724	56,537
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	45,252	42,837
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	20,250	19,170
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	80,440	76,450
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	28,876	27,281
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,168	18,175
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	18,576	17,614
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	405,707	382,412
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	129,119	121,277
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	45,549	42,933
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	9,517	8,953
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	34,980	33,398
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	85,277	81,047
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	27,446	25,959
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	201,955	191,495
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	119,090	112,698
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	33,835	32,082
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	20,432	19,335
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	16,054	15,167
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,418	10,777
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	10,556	9,963
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,589	5,268
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,602	5,261
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	2,672	2,518
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	55,940	52,763
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	18,944	17,815
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	17,889	16,823
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	17,766	17,733
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	10,336	10,003
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	20,818	19,707
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	101,622	95,914
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	41,430	39,103
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,602	10,969
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	7,570	7,076
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	4,891	4,571
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	85,727	80,805
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	6,895	6,495
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	40,849	38,414
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	503,872	472,264
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	486,667	456,138
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	3,296	3,268
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	115,005	109,803
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,123	6,785
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	45,567	43,306
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	64,817	61,176
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	43,866	41,402
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	59,505	56,051
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	13,514	12,746
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	6,853	6,456
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	1,023	987
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	515	496
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	9,151	8,768
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	35,940	34,292
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	99,264	93,874
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	20,726	19,562
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	63,511	59,825
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	29,537	27,823
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	16,133	15,197
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	47,276	44,487
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	21,910	20,580
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	2,062	2,004
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	37,839	36,581
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,775	4,596
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,402	1,351
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,223	1,184
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	63,741	60,986
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	136,415	130,160
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,336	4,128
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	766,959	724,600
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	476,714	449,044
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	35,422	33,366
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	3,863	3,639
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	100,657	94,877
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	27,677	26,203
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,466	9,908
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	43,623	41,255
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	5,410	5,358
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,059	1,047
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	1,286	1,271
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	127,572	126,251
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,830	5,751
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,691	5,615
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	4,712	4,648
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,093	3,049
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	12,052	11,838
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	46,157	45,005
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,897	3,803
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	11,443	11,133
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	520	506
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	21,364	20,703
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	212,352	205,922
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	11,779	11,411
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	4,348	4,212
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	56,078	55,590
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	7,152	7,103
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,744	2,720
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,610	7,502
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	4,811	4,725
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,790	3,722
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,464	3,402
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,882	2,831
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,756	2,707
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	67,843	67,168
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	5,856	5,715
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	3,364	3,283
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	13,497	13,139
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	7,356	7,161
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	5,939	5,778
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	1,700	1,655
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	110,326	107,055
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	48,258	46,827
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	20,586	19,976
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	22,119	21,429
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	10,420	10,088
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	37,714	37,342
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	15,338	15,189
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	3,573	3,541
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	26,341	26,079
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	11,797	11,632
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	1,882	1,854
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	25,462	25,009
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,383	3,323
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,279	3,221
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,447	2,403
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,820	1,788
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	6,824	6,685
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	28,537	27,825
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	19,325	18,800
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	45,511	44,133
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	39,998	38,761
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	15,984	15,525
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	5,827	5,651
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	2,011	1,948
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	34,540	33,462
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	3,006	2,993
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	24,525	24,309
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	81,833	80,989
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	29,351	28,965
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,366	1,349
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,621	12,397
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,433	9,265
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,333	3,273
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,937	2,889
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,748	2,700
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	650	638
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	6,182	6,043
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	6,794	6,631
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,770	5,626
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	188,484	183,896
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	36,383	35,281
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	14,285	13,853
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,183	8,905
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,753	8,488
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,825	1,780
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,338	1,298
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	11,864	11,493
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	2,087	2,067
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,052	8,969
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,518	1,501
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	17,236	16,996
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,890	6,784
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,377	5,295
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,325	3,277
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,273	3,211
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	975	961
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	243,182	239,315
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	16,828	16,408
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	14,434	14,065
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	6,249	6,089
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	2,073	2,021
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,097	9,813
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	181,004	175,524
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	14,974	14,521
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	8,768	8,497
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	5,340	5,178
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,434	3,330
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,368	3,266
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,170	3,060
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	116,181	112,518
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	12,139	12,010
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,181	2,160
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,635	1,617
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,625	1,607
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,347	1,337
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	6,137	6,052
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,354	5,278
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,220	4,158
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,378	3,329
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,180	3,125
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,254	1,234
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	38,606	38,070
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,329	4,232
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	18,491	18,018
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	19,032	18,498
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	28,762	27,891
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	13,600	13,189
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	5,742	5,568
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	7,903	7,654
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	89	88
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	293,330	291,910
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	50,594	50,366
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	51,294	50,750
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	10,967	10,840
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,285	2,263
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,520	21,178
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	10,013	9,854
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,736	8,597
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,301	5,216
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	3,044	2,995
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,164	2,130
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,626	6,500
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	10,529	10,259
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	11,069	10,772
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	11,293	10,951
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	6,884	6,674
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	48,428	46,901
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	4,621	4,475
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	132	132
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,286	2,267
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	2,881	2,856
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	18,146	17,857
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	5,659	5,569
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,403	4,333
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,740	2,696
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,246	2,211
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	3,461	3,395
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	2,132	2,081
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	5,868	5,718
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	14,071	13,640
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	11,134	10,794
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	2,405	2,376
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	12,460	12,262
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	4,181	4,115
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	76,891	75,020
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,456	13,112
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,646	5,502
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,816	2,744
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,073	2,015
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,282	1,238
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	155,042	150,348
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	6,849	6,640
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	3,105	3,010
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	38,647	37,429
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	11,354	11,248
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	65,741	65,169
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	24,422	24,203
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,737	1,723
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,621	3,587
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	3,361	3,297
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	60,690	59,213
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,041	13,682
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	7,959	7,756
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	3,526	3,436
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	12,662	12,295
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	22,227	21,547
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	132	132
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,017	11,966
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,391	5,368
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,411	2,401
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,745	1,739
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	23,499	23,289
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	22,131	21,927
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,412	2,393
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,772	1,756
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,634	1,619
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	804	798
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,790	3,755
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	11,629	11,515
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,530	5,474
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,722	2,694
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,228	2,205
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,603	1,586
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,483	1,467
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	10,872	10,699
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,148	8,986
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,791	4,714
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,732	4,656
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,645	4,571
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,481	2,441
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	94,771	93,437
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	38,492	37,567
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	25,934	25,181
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	212,524	206,089
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	138,166	133,897
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,809	4,664
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	11,832	11,455
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	357	356
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,259	13,202
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,330	6,302
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,978	4,956
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,719	2,707
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	28,569	28,417
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	41,135	40,780
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	20,461	20,264
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	32,693	32,329
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	5,075	5,015
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,677	2,641
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	13,964	13,715
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	3,247	3,169
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	3,818	3,717
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	1,582	1,541
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	49,753	48,277
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	1,708	1,727
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	1,119	1,131
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	1,383	1,400
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,424	2,452
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,196	4,233
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	3,764	3,797
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,272	2,293
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	19,393	19,368
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	7,403	7,394
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	233,068	232,338
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	18,186	18,379
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	67,782	68,572
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	10,962	11,090
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	2,418	2,442
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	3,947	3,986
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	13,569	13,727
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	126,280	128,133
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	13,305	13,070
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	46,115	45,970
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	22,617	22,546
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	942,724	935,058
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	936,250	928,637
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	28,830	29,120
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	8,518	8,607
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	3,052	3,087
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	9,217	9,321
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	414	419
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	4,438	4,490
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	12,252	12,364
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	9,367	9,477
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,128	1,139
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	9,536	9,524
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	20,157	20,075
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	548,022	543,566
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	336,723	333,985
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	1,699	1,712
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	2,292	2,319
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	969	981
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	7,196	7,278
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	4,540	4,584
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	41,673	41,621
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	32,640	32,599
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	9,773	9,761
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	5,605	5,598
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	4,987	4,898
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	58,402	58,219
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	18,126	18,052
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	13,591	13,574
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	10,633	10,439
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	380,852	377,636
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	5,366	5,421
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	26,327	26,611
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	157	159
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	2,152	2,163
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	78,675	78,576
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	20,920	20,893
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	3,566	3,596
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	2,530	2,553
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,603	1,621
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	909	919
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,583	1,601
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	3,941	3,987
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	2,781	2,809
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	4,024	4,062
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,469	2,496
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,387	2,409
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	34,012	33,970
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	3,313	3,309
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	8,176	8,142
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	17,988	18,185
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	5,140	5,196
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	2,669	2,699
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,860	1,881
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	16,001	16,187
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	4,528	4,581
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	432	437
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	18,089	18,300
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,153	9,259
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	8,811	8,913
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,599	5,664
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,063	5,122
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,837	4,894
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,493	1,511
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	74,877	75,752
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	4,423	4,442
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	26,872	26,826
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	4,787	4,772
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	2,813	2,804
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	410	414
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	1,240	1,254
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	490	496
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	452	457
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,227	1,242
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	9,096	9,202
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,285	2,312
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	4,022	4,069
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	2,297	2,307
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	26,583	26,358
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	10,997	11,045
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	9,646	9,673
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	64,545	64,464
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	18,325	18,245
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	1,438	1,454
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	450	455
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	559	565
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	344	348
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	33,681	34,026
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,583	1,601
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,898	2,931
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	15,664	15,845
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	5,245	5,306
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	4,936	4,993
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	25,281	24,835
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	14,467	14,480
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	2,408	2,411
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	13,752	13,709
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	2,579	2,605
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	53,697	54,263
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,903	1,923
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	36,689	37,074
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	21,388	21,618
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	1,744	1,762
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,545	1,563
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,698	5,764
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,244	3,282
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	3,320	3,357
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	4,585	4,605
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	2,682	2,692
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	28,041	28,067
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	4,158	4,162
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	867	877
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	5,216	5,268
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	1,900	1,922
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,413	3,452
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,547	2,576
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	4,967	5,015
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	4,431	4,480
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	14,806	14,862
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	151,231	151,372
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	18,229	18,246
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	5,685	5,690
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	36,433	36,388
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	3,363	3,397
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,559	2,589
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,162	2,187
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	28,897	29,175
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	16,857	16,873
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	15,467	15,482
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,966	2,969
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	15,983	15,963
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	116	119
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	1,102	1,139
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	632	654
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	631	653
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,267	1,313
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,170	1,210
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	813	842
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	402	415
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	564	583
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	416	431
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	6,576	6,809
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	11,594	11,998
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	30,490	31,069
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	20,825	21,319
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	12,401	12,695
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	525	542
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	355	366
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	316	327
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	2,357	2,441
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	582,099	583,187
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,390	1,428
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	349	359
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	183	189
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	26,412	27,292
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	15,771	16,288
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	7,368	7,609
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	870	899
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	333	344
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	18,924	19,544
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	1,527	1,580
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	322	333
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	9,006	9,301
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	5,770	5,960
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,894	1,956
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	351	363
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	12,831	13,261
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	2,485	2,573
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	716	741
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	796	823
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	189	196
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,602	5,803
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,495	5,692
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	4,422	4,579
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	2,429	2,511
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	11,996	12,334
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	3,491	3,583
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,315,440	1,318,309
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	515	529
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	18,485	19,013
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	555	571
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	7,461	7,693
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	4,393	4,530
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,492	2,569
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	1,892	1,954
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,231	6,441
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,131	1,170
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,021	1,055
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,478	4,638
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	3,998	4,129
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	1,041	1,073
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	838	866
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	23,066	23,815
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	1,232	1,276
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	11,527	11,925
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	10,626	10,984
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,308	3,422
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	17,543	17,960
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	808	834
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	776	802
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	28,217	29,178
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	924	956
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	750	777
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	3,200	3,311
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	8,181	8,425
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	1,039,975	1,039,968
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	157	161
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	13,448	13,846
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	644	663
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	1,721	1,779
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	727	753
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	10,092	10,452
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	3,512	3,638
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	4,573,719	4,585,124
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	4,603	4,727
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	2,026	2,080
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	3,725	3,831
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	876	898
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	36,310	37,462
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	2,033	2,102
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	3,073	3,177
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,695	5,896
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	2,651	2,745
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	862	892
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	862	892
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	566	586
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	262	271
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	5,081	5,259
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	25,669	26,588
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	9,354	9,669
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	58,242	60,090
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	10,419	10,667
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	1,019,543	1,028,776
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	1,356	1,363
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	5,225	5,368
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	4,845	4,979
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	2,037	2,085
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	141	145
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	2,149	2,224
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	7,232	7,482
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,927	1,993
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,792	1,855
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	329	340
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,397	4,555
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,161	1,201
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,492	2,577
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,285	2,361
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	2,991	3,053
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	156,735	158,742
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,199,073	1,202,062
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	2,443	2,513
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,177	1,209
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	890	914
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	651	669
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	36,736	37,838
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	11,875	12,257
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	3,388	3,494
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	744	770
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	518	535
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	360	372
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,819	1,881
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,149	1,191
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	2,607	2,694
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	753,853	760,208
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	2,129	2,168
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,526	3,645
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	616	636
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	612	631
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	537	554
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	4,608	4,770
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	385	398
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	2,228	2,304
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	532,098	538,912
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	290,978	291,521
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	943	971
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	9,771	10,046
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	5,197	5,375
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	1,715	1,776
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	801	829
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	822	851
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	19,765	20,464
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	6,623	6,847
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	43,732	45,072
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	14,328	14,829
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	2,761	2,858
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054 (k)	2,330,693	2,335,048
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	2,370	2,394
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	6,029	6,081
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (c)(d)	237	241
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (c)(d)	329	335
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	14,734	15,509
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	14,490	15,275
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	1,299	1,369
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	1,364	1,439
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	18,084	18,801
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	5,472	5,712
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	15,002	15,768
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	10,348	10,898
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	245	258
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	18,532	19,212
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	3,095	3,208
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	8,571	8,942
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	6,010	6,262
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	3,898	4,098
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	145	153
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	6,822	7,196
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	4,678	4,931
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,374,110	1,406,963
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,277,983	1,316,221
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	476,341	490,892
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	187,278	193,233
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	5,891	6,204
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	8,945	9,314
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	8,077	8,486
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	5,613	5,902
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	344	361
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	2,591	2,727
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	400	421
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,219,359	1,254,700
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,380	3,520
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	694	728
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	5,318	5,607
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,052	2,161
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	522,216	531,967
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	694,842	716,066
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	20,775	21,707
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	20,487	21,387
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	4,495	4,719
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	554	584
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	8,475	8,932
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	3,841	4,047
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	109,875	114,989
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	20,642	21,743
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	2,562	2,698
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,861,118	1,895,866
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	3,479,567	3,581,777
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,073	9,410
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,391	2,522
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,734	4,991
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,710	4,964
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,067,917	1,097,534
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	760,197	780,092
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,185,103	2,225,901
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	921	970
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	3,145	3,315
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,385	2,515
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	348	366
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	54,730	57,680
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	257,621	264,765
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,626,229	1,666,248
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,403,075	1,444,618
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,326,100	1,350,859
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	23,578	24,561
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	510	538
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,309,078	2,352,192
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	10,916	11,462
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	5,308	5,574
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,487	2,619
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,390	1,463
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	4,944	5,205
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	7,876	8,293
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	3,004	3,166
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,537	2,676
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,002,935	1,028,242
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	386,525	396,882
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,601,851	2,650,431
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	767,744	792,155
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	701	735
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	2,564	2,673
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	641	683
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	286,272	300,497
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	617	646
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,977	2,099
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	18,904	20,065
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	318	339
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	262	279
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	354	379
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	6,739	7,177
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	333	355
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	4,171	4,446
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	891,595	929,073
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,747	3,907
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	158	165
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	2,898	3,055
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	12,680	13,260
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,792	1,905
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	592	630
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	223,702	234,164
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	579	613
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	173	185
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	396,101	409,997
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	777	822
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	145	150
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	529	563
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	598	637
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	951,170	995,091
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	3,766	3,970
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	2,661	2,796
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	361	383
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,431,479	1,498,920
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	706,873	731,340
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,670	3,827
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,689	2,802
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,372	1,433
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,388	5,644
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,062	4,273
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,298	1,371
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	623	663
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	960,184	993,419
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	226	235
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	198	206
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	167	174
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	11,212	11,719
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,986	11,476
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,797	9,190
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,063	2,158
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	470	500
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	416,072	435,532
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	2,155	2,247
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	250	260
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	2,122	2,250
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	217	225
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	98	103
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	98	103
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	33	35
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	20	22
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	72	76
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	13	13
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	128	134
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	16	17
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,397	1,469
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	66	66
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	53	53
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	37	37
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	31	31
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	186	187
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	118	120
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	97	98
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	103	105
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	54	56
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	915	963
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	242	249
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	509	520
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	83	86
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	533	542
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	82	82
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	217	227
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	167	175
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	43	45
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,606	1,679
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	110	115
Freddie Mac Gold Pool 1.5% 1/1/2036	634,863	566,778
Freddie Mac Gold Pool 1.5% 1/1/2037	29,054	26,002
Freddie Mac Gold Pool 1.5% 10/1/2035	1,068,360	958,125
Freddie Mac Gold Pool 1.5% 10/1/2036	31,579	28,212
Freddie Mac Gold Pool 1.5% 10/1/2036	25,276	22,550
Freddie Mac Gold Pool 1.5% 11/1/2035	2,717,505	2,437,108
Freddie Mac Gold Pool 1.5% 11/1/2035	27,645	24,792
Freddie Mac Gold Pool 1.5% 11/1/2036	91,582	81,961
Freddie Mac Gold Pool 1.5% 11/1/2036	25,066	22,363
Freddie Mac Gold Pool 1.5% 11/1/2036	24,821	22,175
Freddie Mac Gold Pool 1.5% 11/1/2036	19,500	17,519
Freddie Mac Gold Pool 1.5% 12/1/2035	562,880	502,515
Freddie Mac Gold Pool 1.5% 12/1/2036	89,532	80,126
Freddie Mac Gold Pool 1.5% 12/1/2040	24,036	20,019
Freddie Mac Gold Pool 1.5% 12/1/2050	480,559	361,715
Freddie Mac Gold Pool 1.5% 2/1/2036	627,846	560,514
Freddie Mac Gold Pool 1.5% 2/1/2041	41,243	34,293
Freddie Mac Gold Pool 1.5% 3/1/2036	249,913	223,111
Freddie Mac Gold Pool 1.5% 3/1/2041	41,844	34,764
Freddie Mac Gold Pool 1.5% 4/1/2041	42,514	35,295
Freddie Mac Gold Pool 1.5% 5/1/2036	23,290	20,756
Freddie Mac Gold Pool 1.5% 7/1/2035	78,018	69,968
Freddie Mac Gold Pool 1.5% 8/1/2035	2,297,320	2,060,279
Freddie Mac Gold Pool 1.5% 9/1/2050	1,055,399	796,705
Freddie Mac Gold Pool 2% 1/1/2036	17,260	15,857
Freddie Mac Gold Pool 2% 1/1/2051	17,783	14,179
Freddie Mac Gold Pool 2% 1/1/2052	171,160	137,373
Freddie Mac Gold Pool 2% 1/1/2052	80,441	63,908
Freddie Mac Gold Pool 2% 1/1/2052	66,515	52,844
Freddie Mac Gold Pool 2% 10/1/2035	12,777	11,775
Freddie Mac Gold Pool 2% 10/1/2050	191,672	153,177
Freddie Mac Gold Pool 2% 10/1/2051	539,460	432,632
Freddie Mac Gold Pool 2% 10/1/2051	207,842	167,398
Freddie Mac Gold Pool 2% 11/1/2041	97,207	83,140
Freddie Mac Gold Pool 2% 11/1/2050	4,009,958	3,200,840
Freddie Mac Gold Pool 2% 11/1/2050	17,997	14,365
Freddie Mac Gold Pool 2% 11/1/2050	16,979	13,553
Freddie Mac Gold Pool 2% 11/1/2051	401,992	320,753
Freddie Mac Gold Pool 2% 11/1/2051	317,240	253,724
Freddie Mac Gold Pool 2% 11/1/2051	176,005	139,832
Freddie Mac Gold Pool 2% 11/1/2051	60,337	47,936
Freddie Mac Gold Pool 2% 11/1/2051	24,137	19,176
Freddie Mac Gold Pool 2% 12/1/2035	477,223	438,456
Freddie Mac Gold Pool 2% 12/1/2035	67,320	61,851
Freddie Mac Gold Pool 2% 12/1/2035	52,617	48,491
Freddie Mac Gold Pool 2% 12/1/2051	477,878	379,662
Freddie Mac Gold Pool 2% 12/1/2051	52,263	41,702
Freddie Mac Gold Pool 2% 12/1/2051	39,331	31,248
Freddie Mac Gold Pool 2% 2/1/2035	11,532	10,703
Freddie Mac Gold Pool 2% 2/1/2036	70,259	64,552
Freddie Mac Gold Pool 2% 2/1/2036	52,000	47,874
Freddie Mac Gold Pool 2% 2/1/2036	18,281	16,847
Freddie Mac Gold Pool 2% 2/1/2042	107,896	92,045
Freddie Mac Gold Pool 2% 2/1/2051	1,117,699	891,125
Freddie Mac Gold Pool 2% 2/1/2051	28,478	22,705
Freddie Mac Gold Pool 2% 2/1/2052	2,023,600	1,605,798
Freddie Mac Gold Pool 2% 2/1/2052	449,774	360,706
Freddie Mac Gold Pool 2% 3/1/2041	169,587	146,754
Freddie Mac Gold Pool 2% 3/1/2051	1,866,459	1,488,101
Freddie Mac Gold Pool 2% 3/1/2051	494,933	395,530
Freddie Mac Gold Pool 2% 3/1/2051	99,453	79,292
Freddie Mac Gold Pool 2% 4/1/2042	1,463,870	1,260,773
Freddie Mac Gold Pool 2% 4/1/2051	373,300	297,627
Freddie Mac Gold Pool 2% 4/1/2051	116,560	92,931
Freddie Mac Gold Pool 2% 4/1/2052	969,296	775,229
Freddie Mac Gold Pool 2% 4/1/2052	186,358	149,279
Freddie Mac Gold Pool 2% 5/1/2051	1,873,286	1,491,787
Freddie Mac Gold Pool 2% 5/1/2051	192,318	153,573
Freddie Mac Gold Pool 2% 5/1/2051	173,729	138,512
Freddie Mac Gold Pool 2% 5/1/2051	80,630	64,386
Freddie Mac Gold Pool 2% 5/1/2051	43,949	35,328
Freddie Mac Gold Pool 2% 6/1/2035	37,076	34,215
Freddie Mac Gold Pool 2% 6/1/2040	27,708	23,986
Freddie Mac Gold Pool 2% 6/1/2050	14,976,424	11,977,925
Freddie Mac Gold Pool 2% 6/1/2052	140,617	111,980
Freddie Mac Gold Pool 2% 7/1/2041	1,860,993	1,605,064
Freddie Mac Gold Pool 2% 7/1/2050	21,532	17,221
Freddie Mac Gold Pool 2% 7/1/2050	13,183	10,543
Freddie Mac Gold Pool 2% 7/1/2051	24,480	19,678
Freddie Mac Gold Pool 2% 8/1/2036	40,892	37,417
Freddie Mac Gold Pool 2% 8/1/2051	154,186	123,219
Freddie Mac Gold Pool 2% 8/1/2051	53,002	42,159
Freddie Mac Gold Pool 2% 8/1/2052	209,671	166,578
Freddie Mac Gold Pool 2% 9/1/2050	1,573,133	1,257,186
Freddie Mac Gold Pool 2% 9/1/2050	35,383	28,276
Freddie Mac Gold Pool 2% 9/1/2051	387,188	311,966
Freddie Mac Gold Pool 2.5% 1/1/2031	20,139	19,472
Freddie Mac Gold Pool 2.5% 1/1/2035	22,301	21,080
Freddie Mac Gold Pool 2.5% 1/1/2040	60,753	54,499
Freddie Mac Gold Pool 2.5% 1/1/2042	470,512	415,567
Freddie Mac Gold Pool 2.5% 1/1/2051	23,744	20,117
Freddie Mac Gold Pool 2.5% 1/1/2052	1,317,002	1,101,844
Freddie Mac Gold Pool 2.5% 1/1/2052	615,430	517,003
Freddie Mac Gold Pool 2.5% 10/1/2029	13,304	12,942
Freddie Mac Gold Pool 2.5% 10/1/2029	7,624	7,417
Freddie Mac Gold Pool 2.5% 10/1/2032	59,118	56,723
Freddie Mac Gold Pool 2.5% 10/1/2034	18,500	17,539
Freddie Mac Gold Pool 2.5% 10/1/2041	231,090	204,497
Freddie Mac Gold Pool 2.5% 10/1/2049	33,894	28,494
Freddie Mac Gold Pool 2.5% 10/1/2050	2,949,931	2,493,813
Freddie Mac Gold Pool 2.5% 10/1/2051	498,820	417,639
Freddie Mac Gold Pool 2.5% 11/1/2031	155,044	149,191
Freddie Mac Gold Pool 2.5% 11/1/2034	9,759	9,252
Freddie Mac Gold Pool 2.5% 11/1/2041	1,924,045	1,709,702
Freddie Mac Gold Pool 2.5% 11/1/2041	155,440	137,916
Freddie Mac Gold Pool 2.5% 11/1/2041	109,261	97,123
Freddie Mac Gold Pool 2.5% 11/1/2049	17,440	14,661
Freddie Mac Gold Pool 2.5% 11/1/2050	2,401,065	2,022,309
Freddie Mac Gold Pool 2.5% 11/1/2050	208,836	176,676
Freddie Mac Gold Pool 2.5% 12/1/2029	17,477	16,984
Freddie Mac Gold Pool 2.5% 12/1/2032	46,111	44,163
Freddie Mac Gold Pool 2.5% 12/1/2034	5,482	5,182
Freddie Mac Gold Pool 2.5% 12/1/2049	732,939	616,176
Freddie Mac Gold Pool 2.5% 12/1/2049	68,001	57,168
Freddie Mac Gold Pool 2.5% 12/1/2050	187,178	158,354
Freddie Mac Gold Pool 2.5% 12/1/2051	391,535	327,815
Freddie Mac Gold Pool 2.5% 12/1/2051	378,440	315,076
Freddie Mac Gold Pool 2.5% 2/1/2030	26,989	26,211
Freddie Mac Gold Pool 2.5% 2/1/2032	9,240	8,898
Freddie Mac Gold Pool 2.5% 2/1/2033	61,372	58,819
Freddie Mac Gold Pool 2.5% 2/1/2035	51,410	48,596
Freddie Mac Gold Pool 2.5% 2/1/2042	366,703	325,656
Freddie Mac Gold Pool 2.5% 2/1/2051	463,201	388,107
Freddie Mac Gold Pool 2.5% 2/1/2051	220,854	186,636
Freddie Mac Gold Pool 2.5% 3/1/2028	24,156	23,681
Freddie Mac Gold Pool 2.5% 3/1/2032	307,242	295,499
Freddie Mac Gold Pool 2.5% 3/1/2033	80,070	76,706
Freddie Mac Gold Pool 2.5% 3/1/2033	7,414	7,111
Freddie Mac Gold Pool 2.5% 3/1/2035	19,559	18,489
Freddie Mac Gold Pool 2.5% 3/1/2050	586,555	492,196
Freddie Mac Gold Pool 2.5% 3/1/2051	433,849	363,513
Freddie Mac Gold Pool 2.5% 3/1/2052	26,472	22,197
Freddie Mac Gold Pool 2.5% 4/1/2031	75,138	72,558
Freddie Mac Gold Pool 2.5% 4/1/2033	27,886	26,691
Freddie Mac Gold Pool 2.5% 4/1/2035	19,126	18,037
Freddie Mac Gold Pool 2.5% 4/1/2040	101,643	90,971
Freddie Mac Gold Pool 2.5% 4/1/2042	100,540	88,977
Freddie Mac Gold Pool 2.5% 4/1/2047	896,126	758,408
Freddie Mac Gold Pool 2.5% 5/1/2035	157,362	148,404
Freddie Mac Gold Pool 2.5% 5/1/2041	782,185	699,342
Freddie Mac Gold Pool 2.5% 5/1/2051	212,467	179,482
Freddie Mac Gold Pool 2.5% 6/1/2030	11,743	11,396
Freddie Mac Gold Pool 2.5% 6/1/2040	180,848	161,639
Freddie Mac Gold Pool 2.5% 6/1/2041	117,590	104,657
Freddie Mac Gold Pool 2.5% 6/1/2050	176,149	147,867
Freddie Mac Gold Pool 2.5% 6/1/2050	104,573	87,783
Freddie Mac Gold Pool 2.5% 6/1/2050	83,827	70,368
Freddie Mac Gold Pool 2.5% 7/1/2030	211,448	205,108
Freddie Mac Gold Pool 2.5% 7/1/2031	4,726	4,562
Freddie Mac Gold Pool 2.5% 7/1/2035	55,934	52,593
Freddie Mac Gold Pool 2.5% 7/1/2040	26,697	23,846
Freddie Mac Gold Pool 2.5% 8/1/2031	63,684	61,420
Freddie Mac Gold Pool 2.5% 8/1/2031	7,938	7,656
Freddie Mac Gold Pool 2.5% 8/1/2035	645,634	607,066
Freddie Mac Gold Pool 2.5% 8/1/2041	91,951	81,884
Freddie Mac Gold Pool 2.5% 8/1/2050	917,242	771,118
Freddie Mac Gold Pool 2.5% 8/1/2050	225,603	190,791
Freddie Mac Gold Pool 2.5% 9/1/2031	42,641	41,093
Freddie Mac Gold Pool 2.5% 9/1/2035	640,946	602,658
Freddie Mac Gold Pool 2.5% 9/1/2041	196,925	175,181
Freddie Mac Gold Pool 3% 1/1/2027	2,126	2,101
Freddie Mac Gold Pool 3% 1/1/2028	1,574	1,552
Freddie Mac Gold Pool 3% 1/1/2031	1,288	1,259
Freddie Mac Gold Pool 3% 1/1/2033	11,168	10,814
Freddie Mac Gold Pool 3% 1/1/2034	18,832	18,260
Freddie Mac Gold Pool 3% 1/1/2040	28,365	26,196
Freddie Mac Gold Pool 3% 1/1/2043	37,542	34,223
Freddie Mac Gold Pool 3% 1/1/2043	23,747	21,722
Freddie Mac Gold Pool 3% 1/1/2043	5,300	4,818
Freddie Mac Gold Pool 3% 1/1/2044	74,488	67,763
Freddie Mac Gold Pool 3% 1/1/2045	36,148	32,468
Freddie Mac Gold Pool 3% 1/1/2047	1,543,189	1,373,416
Freddie Mac Gold Pool 3% 1/1/2048	32,160	28,521
Freddie Mac Gold Pool 3% 1/1/2051	64,976	56,880
Freddie Mac Gold Pool 3% 1/1/2052	356,849	311,717
Freddie Mac Gold Pool 3% 1/1/2052	299,523	261,267
Freddie Mac Gold Pool 3% 1/1/2052	134,482	117,473
Freddie Mac Gold Pool 3% 1/1/2052	35,877	31,295
Freddie Mac Gold Pool 3% 10/1/2026	982	970
Freddie Mac Gold Pool 3% 10/1/2027	1,082	1,066
Freddie Mac Gold Pool 3% 10/1/2028	31,415	30,862
Freddie Mac Gold Pool 3% 10/1/2028	24,152	23,726
Freddie Mac Gold Pool 3% 10/1/2028	3,648	3,579
Freddie Mac Gold Pool 3% 10/1/2028	3,205	3,162
Freddie Mac Gold Pool 3% 10/1/2028	405	400
Freddie Mac Gold Pool 3% 10/1/2029	4,349	4,260
Freddie Mac Gold Pool 3% 10/1/2029	3,020	2,959
Freddie Mac Gold Pool 3% 10/1/2030	17,650	17,251
Freddie Mac Gold Pool 3% 10/1/2030	7,878	7,688
Freddie Mac Gold Pool 3% 10/1/2030	5,123	5,001
Freddie Mac Gold Pool 3% 10/1/2032	3,827	3,716
Freddie Mac Gold Pool 3% 10/1/2039	9,281	8,696
Freddie Mac Gold Pool 3% 10/1/2039	9,247	8,540
Freddie Mac Gold Pool 3% 10/1/2042	35,883	32,692
Freddie Mac Gold Pool 3% 10/1/2042	21,159	19,268
Freddie Mac Gold Pool 3% 10/1/2042	3,778	3,446
Freddie Mac Gold Pool 3% 10/1/2043	34,802	31,715
Freddie Mac Gold Pool 3% 10/1/2047	41,389	36,706
Freddie Mac Gold Pool 3% 10/1/2048	20,239	17,869
Freddie Mac Gold Pool 3% 10/1/2049	323,226	283,558
Freddie Mac Gold Pool 3% 10/1/2050	317,364	278,019
Freddie Mac Gold Pool 3% 10/1/2051	63,776	55,710
Freddie Mac Gold Pool 3% 11/1/2030	45,516	44,670
Freddie Mac Gold Pool 3% 11/1/2032	10,139	9,857
Freddie Mac Gold Pool 3% 11/1/2032	4,113	3,993
Freddie Mac Gold Pool 3% 11/1/2042	28,406	26,273
Freddie Mac Gold Pool 3% 11/1/2042	7,513	6,806
Freddie Mac Gold Pool 3% 11/1/2042	7,055	6,452
Freddie Mac Gold Pool 3% 11/1/2042	4,944	4,517
Freddie Mac Gold Pool 3% 11/1/2048	69,172	60,964
Freddie Mac Gold Pool 3% 11/1/2050	77,613	67,869
Freddie Mac Gold Pool 3% 11/1/2051	272,409	237,956
Freddie Mac Gold Pool 3% 11/1/2051	60,052	52,307
Freddie Mac Gold Pool 3% 11/1/2051	19,723	17,167
Freddie Mac Gold Pool 3% 12/1/2029	46,873	45,908
Freddie Mac Gold Pool 3% 12/1/2030	32,041	31,247
Freddie Mac Gold Pool 3% 12/1/2032	27,176	26,361
Freddie Mac Gold Pool 3% 12/1/2032	23,011	22,344
Freddie Mac Gold Pool 3% 12/1/2032	22,181	21,527
Freddie Mac Gold Pool 3% 12/1/2032	5,469	5,304
Freddie Mac Gold Pool 3% 12/1/2042	741,985	679,434
Freddie Mac Gold Pool 3% 12/1/2042	5,088	4,638
Freddie Mac Gold Pool 3% 12/1/2044	5,636	5,037
Freddie Mac Gold Pool 3% 12/1/2046	483,416	432,046
Freddie Mac Gold Pool 3% 12/1/2047	8,979	7,963
Freddie Mac Gold Pool 3% 12/1/2050	632,160	552,800
Freddie Mac Gold Pool 3% 2/1/2027	1,400	1,383
Freddie Mac Gold Pool 3% 2/1/2030	3,775	3,696
Freddie Mac Gold Pool 3% 2/1/2030	3,446	3,376
Freddie Mac Gold Pool 3% 2/1/2030	2,588	2,537
Freddie Mac Gold Pool 3% 2/1/2033	64,108	62,216
Freddie Mac Gold Pool 3% 2/1/2033	30,516	29,792
Freddie Mac Gold Pool 3% 2/1/2038	21,641	20,365
Freddie Mac Gold Pool 3% 2/1/2040	181,111	167,261
Freddie Mac Gold Pool 3% 2/1/2043	66,931	61,365
Freddie Mac Gold Pool 3% 2/1/2043	38,389	34,914
Freddie Mac Gold Pool 3% 2/1/2043	28,481	26,057
Freddie Mac Gold Pool 3% 2/1/2043	21,004	19,171
Freddie Mac Gold Pool 3% 2/1/2043	13,516	12,427
Freddie Mac Gold Pool 3% 2/1/2043	11,002	10,040
Freddie Mac Gold Pool 3% 2/1/2043	6,207	5,683
Freddie Mac Gold Pool 3% 2/1/2043	5,389	4,919
Freddie Mac Gold Pool 3% 2/1/2047	142,249	126,600
Freddie Mac Gold Pool 3% 2/1/2047	137,902	122,731
Freddie Mac Gold Pool 3% 2/1/2049	10,761	9,501
Freddie Mac Gold Pool 3% 3/1/2027	5,143	5,078
Freddie Mac Gold Pool 3% 3/1/2027	1,396	1,378
Freddie Mac Gold Pool 3% 3/1/2032	95,711	93,077
Freddie Mac Gold Pool 3% 3/1/2033	18,994	18,424
Freddie Mac Gold Pool 3% 3/1/2033	5,180	5,027
Freddie Mac Gold Pool 3% 3/1/2040	104,276	96,138
Freddie Mac Gold Pool 3% 3/1/2040	10,430	9,616
Freddie Mac Gold Pool 3% 3/1/2043	18,871	17,299
Freddie Mac Gold Pool 3% 3/1/2043	18,372	16,760
Freddie Mac Gold Pool 3% 3/1/2043	11,617	10,566
Freddie Mac Gold Pool 3% 3/1/2043	3,387	3,084
Freddie Mac Gold Pool 3% 3/1/2045	30,261	27,208
Freddie Mac Gold Pool 3% 3/1/2045	29,560	26,480
Freddie Mac Gold Pool 3% 3/1/2045	17,390	15,619
Freddie Mac Gold Pool 3% 3/1/2047	315,426	280,725
Freddie Mac Gold Pool 3% 3/1/2048	7,074	6,255
Freddie Mac Gold Pool 3% 3/1/2050	587,144	514,720
Freddie Mac Gold Pool 3% 3/1/2052	180,905	157,799
Freddie Mac Gold Pool 3% 4/1/2027	1,631	1,610
Freddie Mac Gold Pool 3% 4/1/2027	537	530
Freddie Mac Gold Pool 3% 4/1/2028	3,928	3,867
Freddie Mac Gold Pool 3% 4/1/2030	4,303	4,210
Freddie Mac Gold Pool 3% 4/1/2033	8,834	8,567
Freddie Mac Gold Pool 3% 4/1/2034	45,508	44,070
Freddie Mac Gold Pool 3% 4/1/2039	14,365	13,383
Freddie Mac Gold Pool 3% 4/1/2040	19,308	17,801
Freddie Mac Gold Pool 3% 4/1/2043	65,001	59,209
Freddie Mac Gold Pool 3% 4/1/2045	22,113	19,846
Freddie Mac Gold Pool 3% 4/1/2046	8,432	7,557
Freddie Mac Gold Pool 3% 4/1/2046	6,989	6,264
Freddie Mac Gold Pool 3% 4/1/2047	9,149	8,142
Freddie Mac Gold Pool 3% 4/1/2050	588,344	515,772
Freddie Mac Gold Pool 3% 4/1/2051	123,187	106,606
Freddie Mac Gold Pool 3% 5/1/2028	1,484	1,461
Freddie Mac Gold Pool 3% 5/1/2029	880	867
Freddie Mac Gold Pool 3% 5/1/2032	104,636	101,729
Freddie Mac Gold Pool 3% 5/1/2043	160,029	145,448
Freddie Mac Gold Pool 3% 5/1/2043	24,480	22,262
Freddie Mac Gold Pool 3% 5/1/2043	22,919	20,910
Freddie Mac Gold Pool 3% 5/1/2043	13,167	11,972
Freddie Mac Gold Pool 3% 5/1/2043	7,923	7,154
Freddie Mac Gold Pool 3% 5/1/2043	7,104	6,484
Freddie Mac Gold Pool 3% 5/1/2045	53,388	47,896
Freddie Mac Gold Pool 3% 5/1/2045	4,578	4,116
Freddie Mac Gold Pool 3% 5/1/2046	128,482	115,150
Freddie Mac Gold Pool 3% 5/1/2046	20,228	18,129
Freddie Mac Gold Pool 3% 5/1/2048	22,350	19,761
Freddie Mac Gold Pool 3% 5/1/2051	267,121	233,588
Freddie Mac Gold Pool 3% 5/1/2051	23,976	20,966
Freddie Mac Gold Pool 3% 5/1/2052	989,544	864,083
Freddie Mac Gold Pool 3% 6/1/2027	1,102	1,087
Freddie Mac Gold Pool 3% 6/1/2028	3,489	3,435
Freddie Mac Gold Pool 3% 6/1/2028	1,677	1,648
Freddie Mac Gold Pool 3% 6/1/2030	22,486	21,990
Freddie Mac Gold Pool 3% 6/1/2031	8,601	8,386
Freddie Mac Gold Pool 3% 6/1/2043	80,865	73,683
Freddie Mac Gold Pool 3% 6/1/2043	14,081	12,897
Freddie Mac Gold Pool 3% 6/1/2043	14,113	12,853
Freddie Mac Gold Pool 3% 6/1/2043	9,816	8,942
Freddie Mac Gold Pool 3% 6/1/2043	9,672	8,792
Freddie Mac Gold Pool 3% 6/1/2043	6,549	5,951
Freddie Mac Gold Pool 3% 6/1/2045	142,599	127,356
Freddie Mac Gold Pool 3% 6/1/2045	15,056	13,584
Freddie Mac Gold Pool 3% 6/1/2045	5,628	5,054
Freddie Mac Gold Pool 3% 6/1/2046	127,371	114,155
Freddie Mac Gold Pool 3% 6/1/2052	594,263	518,361
Freddie Mac Gold Pool 3% 7/1/2029	14,533	14,254
Freddie Mac Gold Pool 3% 7/1/2032	46,596	45,431
Freddie Mac Gold Pool 3% 7/1/2032	20,315	19,725
Freddie Mac Gold Pool 3% 7/1/2042	44,869	40,990
Freddie Mac Gold Pool 3% 7/1/2043	319,383	290,213
Freddie Mac Gold Pool 3% 7/1/2043	18,390	16,721
Freddie Mac Gold Pool 3% 7/1/2043	18,200	16,613
Freddie Mac Gold Pool 3% 7/1/2043	15,896	14,456
Freddie Mac Gold Pool 3% 7/1/2043	8,101	7,314
Freddie Mac Gold Pool 3% 7/1/2043	6,071	5,528
Freddie Mac Gold Pool 3% 7/1/2045	227,125	202,848
Freddie Mac Gold Pool 3% 7/1/2045	10,419	9,348
Freddie Mac Gold Pool 3% 7/1/2045	4,791	4,297
Freddie Mac Gold Pool 3% 7/1/2048	16,733	14,794
Freddie Mac Gold Pool 3% 7/1/2052	1,999,800	1,730,629
Freddie Mac Gold Pool 3% 8/1/2028	2,131	2,094
Freddie Mac Gold Pool 3% 8/1/2030	38,108	37,267
Freddie Mac Gold Pool 3% 8/1/2032	75,982	73,812
Freddie Mac Gold Pool 3% 8/1/2042	3,053	2,787
Freddie Mac Gold Pool 3% 8/1/2043	8,929	8,083
Freddie Mac Gold Pool 3% 8/1/2045	7,473	6,712
Freddie Mac Gold Pool 3% 8/1/2047	5,096	4,519
Freddie Mac Gold Pool 3% 9/1/2028	2,852	2,805
Freddie Mac Gold Pool 3% 9/1/2028	1,356	1,332
Freddie Mac Gold Pool 3% 9/1/2029	2,438	2,386
Freddie Mac Gold Pool 3% 9/1/2030	21,747	21,255
Freddie Mac Gold Pool 3% 9/1/2032	11,832	11,475
Freddie Mac Gold Pool 3% 9/1/2042	6,192	5,654
Freddie Mac Gold Pool 3% 9/1/2043	33,132	30,080
Freddie Mac Gold Pool 3% 9/1/2043	9,115	8,225
Freddie Mac Gold Pool 3% 9/1/2043	7,873	7,149
Freddie Mac Gold Pool 3% 9/1/2043	6,027	5,482
Freddie Mac Gold Pool 3% 9/1/2043	3,753	3,389
Freddie Mac Gold Pool 3% 9/1/2046	113,456	102,559
Freddie Mac Gold Pool 3% 9/1/2049	9,991	8,843
Freddie Mac Gold Pool 3% 9/1/2050	70,108	61,416
Freddie Mac Gold Pool 3% 9/1/2051	240,504	210,237
Freddie Mac Gold Pool 3% 9/1/2051	21,064	18,413
Freddie Mac Gold Pool 3.5% 1/1/2029	2,164	2,141
Freddie Mac Gold Pool 3.5% 1/1/2031	3,600	3,551
Freddie Mac Gold Pool 3.5% 1/1/2044	265,819	249,189
Freddie Mac Gold Pool 3.5% 1/1/2044	46,731	43,863
Freddie Mac Gold Pool 3.5% 1/1/2045	15,507	14,458
Freddie Mac Gold Pool 3.5% 1/1/2046	7,523	6,956
Freddie Mac Gold Pool 3.5% 10/1/2033	57,543	56,589
Freddie Mac Gold Pool 3.5% 10/1/2040	4,411	4,110
Freddie Mac Gold Pool 3.5% 10/1/2042	26,335	24,719
Freddie Mac Gold Pool 3.5% 10/1/2042	8,619	8,080
Freddie Mac Gold Pool 3.5% 10/1/2042	4,686	4,403
Freddie Mac Gold Pool 3.5% 10/1/2045	144,579	133,812
Freddie Mac Gold Pool 3.5% 10/1/2047	9,352	8,603
Freddie Mac Gold Pool 3.5% 10/1/2047	8,994	8,314
Freddie Mac Gold Pool 3.5% 10/1/2049	424,282	388,734
Freddie Mac Gold Pool 3.5% 11/1/2033	4,705	4,606
Freddie Mac Gold Pool 3.5% 11/1/2040	9,224	8,594
Freddie Mac Gold Pool 3.5% 11/1/2044	10,186	9,472
Freddie Mac Gold Pool 3.5% 11/1/2045	219,254	202,926
Freddie Mac Gold Pool 3.5% 11/1/2047	60,397	55,828
Freddie Mac Gold Pool 3.5% 11/1/2047	6,103	5,614
Freddie Mac Gold Pool 3.5% 11/1/2048	5,839	5,339
Freddie Mac Gold Pool 3.5% 12/1/2033	39,523	38,634
Freddie Mac Gold Pool 3.5% 12/1/2040	8,969	8,349
Freddie Mac Gold Pool 3.5% 12/1/2042	6,339	5,940
Freddie Mac Gold Pool 3.5% 12/1/2042	4,108	3,854
Freddie Mac Gold Pool 3.5% 12/1/2044	51,223	48,109
Freddie Mac Gold Pool 3.5% 12/1/2045	70,900	65,620
Freddie Mac Gold Pool 3.5% 12/1/2046	16,841	15,545
Freddie Mac Gold Pool 3.5% 12/1/2047	89,659	82,478
Freddie Mac Gold Pool 3.5% 12/1/2047	35,108	32,296
Freddie Mac Gold Pool 3.5% 12/1/2047	13,793	12,732
Freddie Mac Gold Pool 3.5% 2/1/2034	1,059,120	1,035,621
Freddie Mac Gold Pool 3.5% 2/1/2034	53,411	52,025
Freddie Mac Gold Pool 3.5% 2/1/2042	99,895	93,937
Freddie Mac Gold Pool 3.5% 2/1/2043	398,531	373,880
Freddie Mac Gold Pool 3.5% 2/1/2043	45,767	42,635
Freddie Mac Gold Pool 3.5% 2/1/2043	23,005	21,636
Freddie Mac Gold Pool 3.5% 2/1/2043	9,336	8,829
Freddie Mac Gold Pool 3.5% 2/1/2043	5,039	4,739
Freddie Mac Gold Pool 3.5% 2/1/2044	33,707	31,559
Freddie Mac Gold Pool 3.5% 2/1/2044	21,496	20,158
Freddie Mac Gold Pool 3.5% 2/1/2045	187,379	174,056
Freddie Mac Gold Pool 3.5% 2/1/2045	34,328	31,851
Freddie Mac Gold Pool 3.5% 2/1/2052	134,839	122,541
Freddie Mac Gold Pool 3.5% 3/1/2032	100,457	98,566
Freddie Mac Gold Pool 3.5% 3/1/2032	2,880	2,843
Freddie Mac Gold Pool 3.5% 3/1/2045	38,403	35,645
Freddie Mac Gold Pool 3.5% 3/1/2045	12,953	12,037
Freddie Mac Gold Pool 3.5% 3/1/2045	3,279	3,054
Freddie Mac Gold Pool 3.5% 3/1/2046	247,315	228,666
Freddie Mac Gold Pool 3.5% 3/1/2050	1,463,113	1,347,843
Freddie Mac Gold Pool 3.5% 3/1/2050	15,491	14,092
Freddie Mac Gold Pool 3.5% 3/1/2052	184,731	167,579
Freddie Mac Gold Pool 3.5% 4/1/2028	3,923	3,885
Freddie Mac Gold Pool 3.5% 4/1/2033	5,690	5,602
Freddie Mac Gold Pool 3.5% 4/1/2034	3,680	3,598
Freddie Mac Gold Pool 3.5% 4/1/2040	10,934	10,328
Freddie Mac Gold Pool 3.5% 4/1/2042	184,315	173,345
Freddie Mac Gold Pool 3.5% 4/1/2042	9,999	9,411
Freddie Mac Gold Pool 3.5% 4/1/2042	3,979	3,741
Freddie Mac Gold Pool 3.5% 4/1/2043	174,379	163,407
Freddie Mac Gold Pool 3.5% 4/1/2043	38,679	36,259
Freddie Mac Gold Pool 3.5% 4/1/2043	18,064	16,963
Freddie Mac Gold Pool 3.5% 4/1/2046	164,990	152,394
Freddie Mac Gold Pool 3.5% 4/1/2046	105,813	97,867
Freddie Mac Gold Pool 3.5% 4/1/2046	57,938	53,569
Freddie Mac Gold Pool 3.5% 4/1/2052	408,672	373,825
Freddie Mac Gold Pool 3.5% 5/1/2032	18,512	18,244
Freddie Mac Gold Pool 3.5% 5/1/2034	46,011	44,863
Freddie Mac Gold Pool 3.5% 5/1/2039	6,750	6,399
Freddie Mac Gold Pool 3.5% 5/1/2040	21,551	20,371
Freddie Mac Gold Pool 3.5% 5/1/2042	6,557	6,147
Freddie Mac Gold Pool 3.5% 5/1/2043	72,268	67,438
Freddie Mac Gold Pool 3.5% 5/1/2043	67,917	63,492
Freddie Mac Gold Pool 3.5% 5/1/2043	7,449	6,972
Freddie Mac Gold Pool 3.5% 5/1/2043	7,151	6,676
Freddie Mac Gold Pool 3.5% 5/1/2045	144,081	133,701
Freddie Mac Gold Pool 3.5% 5/1/2045	89,610	83,132
Freddie Mac Gold Pool 3.5% 5/1/2046	94,244	87,285
Freddie Mac Gold Pool 3.5% 5/1/2046	66,697	61,626
Freddie Mac Gold Pool 3.5% 5/1/2046	8,735	8,068
Freddie Mac Gold Pool 3.5% 5/1/2048	3,557	3,260
Freddie Mac Gold Pool 3.5% 6/1/2032	479,401	470,135
Freddie Mac Gold Pool 3.5% 6/1/2038	3,669	3,515
Freddie Mac Gold Pool 3.5% 6/1/2039	60,628	57,480
Freddie Mac Gold Pool 3.5% 6/1/2040	19,559	18,512
Freddie Mac Gold Pool 3.5% 6/1/2045	174,404	162,022
Freddie Mac Gold Pool 3.5% 6/1/2045	27,876	25,968
Freddie Mac Gold Pool 3.5% 6/1/2048	2,748	2,521
Freddie Mac Gold Pool 3.5% 7/1/2029	24,494	24,238
Freddie Mac Gold Pool 3.5% 7/1/2032	23,238	22,940
Freddie Mac Gold Pool 3.5% 7/1/2034	5,046	4,933
Freddie Mac Gold Pool 3.5% 7/1/2039	11,058	10,484
Freddie Mac Gold Pool 3.5% 7/1/2040	2,814	2,622
Freddie Mac Gold Pool 3.5% 7/1/2042	500,089	469,214
Freddie Mac Gold Pool 3.5% 7/1/2042	13,185	12,401
Freddie Mac Gold Pool 3.5% 7/1/2045	260,657	241,246
Freddie Mac Gold Pool 3.5% 7/1/2046	913,107	848,302
Freddie Mac Gold Pool 3.5% 7/1/2047	147,647	136,661
Freddie Mac Gold Pool 3.5% 7/1/2051	310,720	281,992
Freddie Mac Gold Pool 3.5% 8/1/2032	47,219	46,613
Freddie Mac Gold Pool 3.5% 8/1/2034	77,805	75,830
Freddie Mac Gold Pool 3.5% 8/1/2034	35,899	35,097
Freddie Mac Gold Pool 3.5% 8/1/2039	19,476	18,465
Freddie Mac Gold Pool 3.5% 8/1/2040	12,771	11,900
Freddie Mac Gold Pool 3.5% 8/1/2042	77,351	72,624
Freddie Mac Gold Pool 3.5% 8/1/2042	6,904	6,466
Freddie Mac Gold Pool 3.5% 8/1/2042	2,079	1,954
Freddie Mac Gold Pool 3.5% 8/1/2043	26,895	25,126
Freddie Mac Gold Pool 3.5% 8/1/2043	9,407	8,799
Freddie Mac Gold Pool 3.5% 8/1/2043	3,042	2,831
Freddie Mac Gold Pool 3.5% 8/1/2045	133,762	123,801
Freddie Mac Gold Pool 3.5% 8/1/2045	3,016	2,791
Freddie Mac Gold Pool 3.5% 8/1/2046	281,927	260,404
Freddie Mac Gold Pool 3.5% 8/1/2047	228,157	210,895
Freddie Mac Gold Pool 3.5% 8/1/2047	26,250	24,264
Freddie Mac Gold Pool 3.5% 8/1/2047	18,245	16,865
Freddie Mac Gold Pool 3.5% 8/1/2047	4,958	4,561
Freddie Mac Gold Pool 3.5% 9/1/2033	13,304	13,083
Freddie Mac Gold Pool 3.5% 9/1/2040	9,625	8,908
Freddie Mac Gold Pool 3.5% 9/1/2042	636,853	596,828
Freddie Mac Gold Pool 3.5% 9/1/2042	566,913	531,574
Freddie Mac Gold Pool 3.5% 9/1/2043	29,017	27,161
Freddie Mac Gold Pool 3.5% 9/1/2043	12,582	11,724
Freddie Mac Gold Pool 3.5% 9/1/2043	8,442	7,864
Freddie Mac Gold Pool 3.5% 9/1/2045	61,494	56,915
Freddie Mac Gold Pool 3.5% 9/1/2045	2,685	2,485
Freddie Mac Gold Pool 3.5% 9/1/2046	57,083	52,725
Freddie Mac Gold Pool 3.5% 9/1/2046	39,734	36,775
Freddie Mac Gold Pool 3.5% 9/1/2047	215,571	199,517
Freddie Mac Gold Pool 3.5% 9/1/2047	6,449	5,961
Freddie Mac Gold Pool 3.5% 9/1/2047	6,016	5,561
Freddie Mac Gold Pool 4% 1/1/2039	6,501	6,289
Freddie Mac Gold Pool 4% 1/1/2049	26,626	25,114
Freddie Mac Gold Pool 4% 1/1/2049	20,183	19,037
Freddie Mac Gold Pool 4% 1/1/2052	25,471	23,842
Freddie Mac Gold Pool 4% 10/1/2033	2,431	2,426
Freddie Mac Gold Pool 4% 10/1/2034	8,470	8,439
Freddie Mac Gold Pool 4% 10/1/2041	82,012	79,319
Freddie Mac Gold Pool 4% 10/1/2048	12,447	11,748
Freddie Mac Gold Pool 4% 10/1/2051	14,112	13,214
Freddie Mac Gold Pool 4% 11/1/2043	47,581	45,783
Freddie Mac Gold Pool 4% 12/1/2038	42,729	41,331
Freddie Mac Gold Pool 4% 12/1/2049	5,922	5,558
Freddie Mac Gold Pool 4% 12/1/2049	5,052	4,757
Freddie Mac Gold Pool 4% 2/1/2043	2,327	2,234
Freddie Mac Gold Pool 4% 2/1/2045	71,235	68,324
Freddie Mac Gold Pool 4% 2/1/2049	22,499	21,221
Freddie Mac Gold Pool 4% 3/1/2049	77,070	72,693
Freddie Mac Gold Pool 4% 3/1/2049	6,562	6,185
Freddie Mac Gold Pool 4% 3/1/2049	3,248	3,062
Freddie Mac Gold Pool 4% 4/1/2035	39,798	39,400
Freddie Mac Gold Pool 4% 4/1/2043	3,770	3,634
Freddie Mac Gold Pool 4% 4/1/2046	24,571	23,428
Freddie Mac Gold Pool 4% 4/1/2049	10,904	10,278
Freddie Mac Gold Pool 4% 4/1/2050	10,257	9,655
Freddie Mac Gold Pool 4% 4/1/2052	19,107	18,076
Freddie Mac Gold Pool 4% 5/1/2037	292,739	285,237
Freddie Mac Gold Pool 4% 5/1/2048	171,226	162,037
Freddie Mac Gold Pool 4% 5/1/2048	116,405	110,517
Freddie Mac Gold Pool 4% 5/1/2049	5,283	4,980
Freddie Mac Gold Pool 4% 5/1/2049	3,809	3,590
Freddie Mac Gold Pool 4% 5/1/2050	62,151	58,465
Freddie Mac Gold Pool 4% 5/1/2051	8,659	8,071
Freddie Mac Gold Pool 4% 6/1/2044	2,908	2,836
Freddie Mac Gold Pool 4% 6/1/2049	5,914	5,574
Freddie Mac Gold Pool 4% 7/1/2048	10,868	10,258
Freddie Mac Gold Pool 4% 7/1/2049	11,413	10,750
Freddie Mac Gold Pool 4% 7/1/2049	7,093	6,681
Freddie Mac Gold Pool 4% 8/1/2033	3,416	3,413
Freddie Mac Gold Pool 4% 8/1/2048	13,039	12,307
Freddie Mac Gold Pool 4% 8/1/2049	305,490	287,759
Freddie Mac Gold Pool 4% 8/1/2049	78,903	74,323
Freddie Mac Gold Pool 4% 9/1/2041	8,750	8,467
Freddie Mac Gold Pool 4% 9/1/2048	20,537	19,440
Freddie Mac Gold Pool 4% 9/1/2049	39,410	37,123
Freddie Mac Gold Pool 4% 9/1/2051	14,772	13,985
Freddie Mac Gold Pool 4.5% 1/1/2041	16,401	16,266
Freddie Mac Gold Pool 4.5% 1/1/2041	3,358	3,334
Freddie Mac Gold Pool 4.5% 1/1/2042	147,292	146,033
Freddie Mac Gold Pool 4.5% 1/1/2044	40,623	40,124
Freddie Mac Gold Pool 4.5% 1/1/2049	97,624	94,668
Freddie Mac Gold Pool 4.5% 1/1/2049	29,596	28,737
Freddie Mac Gold Pool 4.5% 1/1/2049	5,399	5,236
Freddie Mac Gold Pool 4.5% 1/1/2049	2,472	2,401
Freddie Mac Gold Pool 4.5% 10/1/2039	3,767	3,741
Freddie Mac Gold Pool 4.5% 10/1/2040	8,538	8,458
Freddie Mac Gold Pool 4.5% 10/1/2041	75,931	75,250
Freddie Mac Gold Pool 4.5% 10/1/2041	1,862	1,849
Freddie Mac Gold Pool 4.5% 10/1/2043	11,763	11,609
Freddie Mac Gold Pool 4.5% 10/1/2048	253,814	248,350
Freddie Mac Gold Pool 4.5% 10/1/2048	12,477	12,122
Freddie Mac Gold Pool 4.5% 10/1/2048	8,457	8,206
Freddie Mac Gold Pool 4.5% 10/1/2048	4,651	4,519
Freddie Mac Gold Pool 4.5% 10/1/2049	27,739	26,873
Freddie Mac Gold Pool 4.5% 11/1/2039	64,699	64,204
Freddie Mac Gold Pool 4.5% 11/1/2041	43,117	42,721
Freddie Mac Gold Pool 4.5% 11/1/2044	1,088	1,070
Freddie Mac Gold Pool 4.5% 11/1/2047	20,625	20,104
Freddie Mac Gold Pool 4.5% 11/1/2047	17,385	16,935
Freddie Mac Gold Pool 4.5% 11/1/2048	2,378	2,309
Freddie Mac Gold Pool 4.5% 11/1/2049	28,335	27,451
Freddie Mac Gold Pool 4.5% 11/1/2049	3,029	2,935
Freddie Mac Gold Pool 4.5% 12/1/2040	9,340	9,266
Freddie Mac Gold Pool 4.5% 12/1/2043	42,481	41,936
Freddie Mac Gold Pool 4.5% 12/1/2044	2,354	2,315
Freddie Mac Gold Pool 4.5% 12/1/2045	10,176	10,102
Freddie Mac Gold Pool 4.5% 12/1/2046	4,505	4,402
Freddie Mac Gold Pool 4.5% 12/1/2047	72,666	70,852
Freddie Mac Gold Pool 4.5% 12/1/2048	25,180	24,488
Freddie Mac Gold Pool 4.5% 12/1/2048	15,549	15,078
Freddie Mac Gold Pool 4.5% 12/1/2048	4,711	4,569
Freddie Mac Gold Pool 4.5% 2/1/2041	8,041	7,961
Freddie Mac Gold Pool 4.5% 2/1/2041	6,314	6,260
Freddie Mac Gold Pool 4.5% 2/1/2041	6,312	6,257
Freddie Mac Gold Pool 4.5% 2/1/2041	4,601	4,565
Freddie Mac Gold Pool 4.5% 2/1/2041	3,882	3,853
Freddie Mac Gold Pool 4.5% 2/1/2041	2,684	2,659
Freddie Mac Gold Pool 4.5% 2/1/2044	23,653	23,352
Freddie Mac Gold Pool 4.5% 2/1/2047	16,650	16,270
Freddie Mac Gold Pool 4.5% 2/1/2047	4,733	4,621
Freddie Mac Gold Pool 4.5% 2/1/2048	4,746	4,618
Freddie Mac Gold Pool 4.5% 2/1/2049	98,738	95,748
Freddie Mac Gold Pool 4.5% 2/1/2049	5,077	4,931
Freddie Mac Gold Pool 4.5% 2/1/2049	1,751	1,700
Freddie Mac Gold Pool 4.5% 2/1/2050	6,659	6,451
Freddie Mac Gold Pool 4.5% 3/1/2041	26,130	25,908
Freddie Mac Gold Pool 4.5% 3/1/2041	6,051	6,000
Freddie Mac Gold Pool 4.5% 3/1/2041	4,297	4,258
Freddie Mac Gold Pool 4.5% 3/1/2044	23,888	23,538
Freddie Mac Gold Pool 4.5% 3/1/2044	21,229	20,962
Freddie Mac Gold Pool 4.5% 3/1/2044	14,327	14,117
Freddie Mac Gold Pool 4.5% 3/1/2044	8,671	8,544
Freddie Mac Gold Pool 4.5% 3/1/2049	84,375	81,821
Freddie Mac Gold Pool 4.5% 3/1/2049	1,030	999
Freddie Mac Gold Pool 4.5% 3/1/2050	21,836	21,148
Freddie Mac Gold Pool 4.5% 4/1/2041	41,957	41,590
Freddie Mac Gold Pool 4.5% 4/1/2041	10,930	10,820
Freddie Mac Gold Pool 4.5% 4/1/2041	10,709	10,610
Freddie Mac Gold Pool 4.5% 4/1/2044	16,758	16,512
Freddie Mac Gold Pool 4.5% 4/1/2044	1,880	1,856
Freddie Mac Gold Pool 4.5% 4/1/2047	11,736	11,429
Freddie Mac Gold Pool 4.5% 4/1/2048	33,850	32,984
Freddie Mac Gold Pool 4.5% 4/1/2048	14,164	13,775
Freddie Mac Gold Pool 4.5% 4/1/2048	13,285	12,945
Freddie Mac Gold Pool 4.5% 4/1/2048	13,002	12,669
Freddie Mac Gold Pool 4.5% 4/1/2048	3,924	3,820
Freddie Mac Gold Pool 4.5% 4/1/2049	26,045	25,257
Freddie Mac Gold Pool 4.5% 4/1/2049	15,357	14,887
Freddie Mac Gold Pool 4.5% 4/1/2049	2,173	2,109
Freddie Mac Gold Pool 4.5% 4/1/2050	48,827	47,287
Freddie Mac Gold Pool 4.5% 5/1/2039	40,778	40,496
Freddie Mac Gold Pool 4.5% 5/1/2041	11,648	11,538
Freddie Mac Gold Pool 4.5% 5/1/2041	11,415	11,300
Freddie Mac Gold Pool 4.5% 5/1/2044	6,197	6,106
Freddie Mac Gold Pool 4.5% 5/1/2047	41,747	40,783
Freddie Mac Gold Pool 4.5% 5/1/2047	31,316	30,593
Freddie Mac Gold Pool 4.5% 5/1/2047	13,588	13,274
Freddie Mac Gold Pool 4.5% 5/1/2048	121,247	117,918
Freddie Mac Gold Pool 4.5% 5/1/2048	26,499	25,813
Freddie Mac Gold Pool 4.5% 5/1/2049	49,159	47,655
Freddie Mac Gold Pool 4.5% 6/1/2041	12,234	12,139
Freddie Mac Gold Pool 4.5% 6/1/2041	8,874	8,788
Freddie Mac Gold Pool 4.5% 6/1/2041	7,587	7,528
Freddie Mac Gold Pool 4.5% 6/1/2041	3,628	3,605
Freddie Mac Gold Pool 4.5% 6/1/2047	59,984	58,599
Freddie Mac Gold Pool 4.5% 6/1/2047	17,937	17,567
Freddie Mac Gold Pool 4.5% 6/1/2047	9,683	9,447
Freddie Mac Gold Pool 4.5% 6/1/2048	20,084	19,545
Freddie Mac Gold Pool 4.5% 6/1/2048	5,854	5,691
Freddie Mac Gold Pool 4.5% 6/1/2049	10,670	10,343
Freddie Mac Gold Pool 4.5% 6/1/2049	8,429	8,171
Freddie Mac Gold Pool 4.5% 7/1/2025	7	6
Freddie Mac Gold Pool 4.5% 7/1/2030	609	609
Freddie Mac Gold Pool 4.5% 7/1/2039	25,080	24,895
Freddie Mac Gold Pool 4.5% 7/1/2041	149,355	147,800
Freddie Mac Gold Pool 4.5% 7/1/2041	17,713	17,541
Freddie Mac Gold Pool 4.5% 7/1/2047	39,490	38,529
Freddie Mac Gold Pool 4.5% 7/1/2047	32,580	31,919
Freddie Mac Gold Pool 4.5% 7/1/2047	25,178	24,597
Freddie Mac Gold Pool 4.5% 7/1/2047	14,184	13,892
Freddie Mac Gold Pool 4.5% 7/1/2047	12,121	11,772
Freddie Mac Gold Pool 4.5% 7/1/2048	3,944	3,829
Freddie Mac Gold Pool 4.5% 7/1/2049	5,946	5,764
Freddie Mac Gold Pool 4.5% 7/1/2050	8,907	8,624
Freddie Mac Gold Pool 4.5% 8/1/2039	5,158	5,120
Freddie Mac Gold Pool 4.5% 8/1/2040	1,078	1,069
Freddie Mac Gold Pool 4.5% 8/1/2041	12,646	12,535
Freddie Mac Gold Pool 4.5% 8/1/2041	953	945
Freddie Mac Gold Pool 4.5% 8/1/2047	107,200	104,591
Freddie Mac Gold Pool 4.5% 8/1/2048	69,628	67,694
Freddie Mac Gold Pool 4.5% 8/1/2049	5,542	5,371
Freddie Mac Gold Pool 4.5% 9/1/2025	2	1
Freddie Mac Gold Pool 4.5% 9/1/2041	98,734	97,852
Freddie Mac Gold Pool 4.5% 9/1/2041	17,583	17,432
Freddie Mac Gold Pool 4.5% 9/1/2046	4,124	4,030
Freddie Mac Gold Pool 4.5% 9/1/2047	14,038	13,683
Freddie Mac Gold Pool 4.5% 9/1/2047	9,677	9,432
Freddie Mac Gold Pool 4.5% 9/1/2048	64,513	62,721
Freddie Mac Gold Pool 4.5% 9/1/2048	38,120	37,037
Freddie Mac Gold Pool 4.5% 9/1/2049	6,561	6,358
Freddie Mac Gold Pool 4.5% 9/1/2050	10,743	10,401
Freddie Mac Gold Pool 5% 1/1/2039	298	302
Freddie Mac Gold Pool 5% 1/1/2040	14,198	14,381
Freddie Mac Gold Pool 5% 1/1/2049	14,202	14,184
Freddie Mac Gold Pool 5% 1/1/2049	3,410	3,406
Freddie Mac Gold Pool 5% 1/1/2053	621,947	615,918
Freddie Mac Gold Pool 5% 10/1/2038	559	566
Freddie Mac Gold Pool 5% 10/1/2048	5,873	5,866
Freddie Mac Gold Pool 5% 10/1/2048	3,584	3,588
Freddie Mac Gold Pool 5% 11/1/2038	1,344	1,361
Freddie Mac Gold Pool 5% 11/1/2038	1,063	1,077
Freddie Mac Gold Pool 5% 11/1/2048	13,486	13,469
Freddie Mac Gold Pool 5% 11/1/2052	1,414,086	1,402,588
Freddie Mac Gold Pool 5% 11/1/2052	428,338	426,060
Freddie Mac Gold Pool 5% 12/1/2036	1,614	1,635
Freddie Mac Gold Pool 5% 12/1/2038	12,615	12,774
Freddie Mac Gold Pool 5% 12/1/2038	378	382
Freddie Mac Gold Pool 5% 12/1/2048	38,306	38,258
Freddie Mac Gold Pool 5% 12/1/2048	19,458	19,416
Freddie Mac Gold Pool 5% 12/1/2052	1,867,650	1,851,880
Freddie Mac Gold Pool 5% 12/1/2052	1,738,883	1,724,200
Freddie Mac Gold Pool 5% 12/1/2052	182,385	180,845
Freddie Mac Gold Pool 5% 2/1/2037	968	980
Freddie Mac Gold Pool 5% 2/1/2038	17,872	18,087
Freddie Mac Gold Pool 5% 2/1/2038	3,316	3,358
Freddie Mac Gold Pool 5% 2/1/2038	300	303
Freddie Mac Gold Pool 5% 2/1/2039	11,997	12,151
Freddie Mac Gold Pool 5% 2/1/2039	346	351
Freddie Mac Gold Pool 5% 2/1/2049	64,498	64,498
Freddie Mac Gold Pool 5% 2/1/2049	9,082	9,071
Freddie Mac Gold Pool 5% 2/1/2049	6,504	6,496
Freddie Mac Gold Pool 5% 2/1/2050	13,473	13,418
Freddie Mac Gold Pool 5% 3/1/2038	1,239	1,255
Freddie Mac Gold Pool 5% 3/1/2039	446	452
Freddie Mac Gold Pool 5% 4/1/2038	6,430	6,511
Freddie Mac Gold Pool 5% 4/1/2038	5,152	5,217
Freddie Mac Gold Pool 5% 4/1/2038	413	418
Freddie Mac Gold Pool 5% 4/1/2040	23,704	24,013
Freddie Mac Gold Pool 5% 4/1/2049	9,533	9,521
Freddie Mac Gold Pool 5% 5/1/2028	490	492
Freddie Mac Gold Pool 5% 5/1/2035	14,279	14,457
Freddie Mac Gold Pool 5% 5/1/2040	2,290	2,320
Freddie Mac Gold Pool 5% 5/1/2050	57,763	57,510
Freddie Mac Gold Pool 5% 6/1/2037	286	290
Freddie Mac Gold Pool 5% 6/1/2038	8,603	8,713
Freddie Mac Gold Pool 5% 6/1/2038	2,057	2,083
Freddie Mac Gold Pool 5% 6/1/2038	679	688
Freddie Mac Gold Pool 5% 6/1/2040	8,265	8,372
Freddie Mac Gold Pool 5% 6/1/2041	40,336	40,862
Freddie Mac Gold Pool 5% 6/1/2052	175,619	174,753
Freddie Mac Gold Pool 5% 7/1/2040	5,903	5,978
Freddie Mac Gold Pool 5% 7/1/2048	16,643	16,350
Freddie Mac Gold Pool 5% 7/1/2048	14,180	13,930
Freddie Mac Gold Pool 5% 8/1/2037	645	653
Freddie Mac Gold Pool 5% 8/1/2038	1,624	1,644
Freddie Mac Gold Pool 5% 8/1/2038	1,602	1,622
Freddie Mac Gold Pool 5% 8/1/2040	39,822	40,340
Freddie Mac Gold Pool 5% 8/1/2040	26,964	27,309
Freddie Mac Gold Pool 5% 8/1/2040	1,518	1,538
Freddie Mac Gold Pool 5% 8/1/2048	29,178	29,206
Freddie Mac Gold Pool 5% 8/1/2049	3,538	3,527
Freddie Mac Gold Pool 5% 9/1/2038	26,709	27,048
Freddie Mac Gold Pool 5% 9/1/2039	23,667	23,968
Freddie Mac Gold Pool 5% 9/1/2039	17,940	18,169
Freddie Mac Gold Pool 5% 9/1/2039	547	554
Freddie Mac Gold Pool 5% 9/1/2049	11,232	11,186
Freddie Mac Gold Pool 5.5% 1/1/2036	4,211	4,357
Freddie Mac Gold Pool 5.5% 1/1/2037	565	584
Freddie Mac Gold Pool 5.5% 1/1/2037	431	445
Freddie Mac Gold Pool 5.5% 1/1/2038	1,817	1,884
Freddie Mac Gold Pool 5.5% 1/1/2038	696	720
Freddie Mac Gold Pool 5.5% 1/1/2039	8,897	9,182
Freddie Mac Gold Pool 5.5% 1/1/2039	825	855
Freddie Mac Gold Pool 5.5% 1/1/2041	1,628	1,688
Freddie Mac Gold Pool 5.5% 1/1/2055	1,566,222	1,589,705
Freddie Mac Gold Pool 5.5% 10/1/2033	261	269
Freddie Mac Gold Pool 5.5% 10/1/2035	1,922	1,988
Freddie Mac Gold Pool 5.5% 10/1/2054	518,133	523,149
Freddie Mac Gold Pool 5.5% 11/1/2028	317	321
Freddie Mac Gold Pool 5.5% 11/1/2037	1,548	1,601
Freddie Mac Gold Pool 5.5% 11/1/2038	312	323
Freddie Mac Gold Pool 5.5% 11/1/2054	485,133	491,801
Freddie Mac Gold Pool 5.5% 12/1/2037	123	127
Freddie Mac Gold Pool 5.5% 12/1/2039	4,082	4,233
Freddie Mac Gold Pool 5.5% 2/1/2038	342	354
Freddie Mac Gold Pool 5.5% 2/1/2039	456	472
Freddie Mac Gold Pool 5.5% 2/1/2054	442,792	444,173
Freddie Mac Gold Pool 5.5% 2/1/2055	371,942	371,940
Freddie Mac Gold Pool 5.5% 3/1/2034	19,216	19,798
Freddie Mac Gold Pool 5.5% 3/1/2037	162	168
Freddie Mac Gold Pool 5.5% 3/1/2038	625	648
Freddie Mac Gold Pool 5.5% 3/1/2039	39,742	41,199
Freddie Mac Gold Pool 5.5% 3/1/2039	1,123	1,164
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)	1,626,653	1,650,533
Freddie Mac Gold Pool 5.5% 3/1/2055	3,223,452	3,223,431
Freddie Mac Gold Pool 5.5% 4/1/2027	17	16
Freddie Mac Gold Pool 5.5% 4/1/2038	3,636	3,771
Freddie Mac Gold Pool 5.5% 4/1/2038	619	641
Freddie Mac Gold Pool 5.5% 4/1/2038	307	318
Freddie Mac Gold Pool 5.5% 4/1/2038	262	272
Freddie Mac Gold Pool 5.5% 4/1/2039	2,941	3,049
Freddie Mac Gold Pool 5.5% 4/1/2040	9,538	9,875
Freddie Mac Gold Pool 5.5% 5/1/2028	153	154
Freddie Mac Gold Pool 5.5% 5/1/2036	324	336
Freddie Mac Gold Pool 5.5% 5/1/2037	11,571	11,973
Freddie Mac Gold Pool 5.5% 5/1/2037	327	338
Freddie Mac Gold Pool 5.5% 5/1/2037	92	95
Freddie Mac Gold Pool 5.5% 5/1/2038	6,344	6,570
Freddie Mac Gold Pool 5.5% 5/1/2038	276	287
Freddie Mac Gold Pool 5.5% 5/1/2038	252	261
Freddie Mac Gold Pool 5.5% 5/1/2038	243	252
Freddie Mac Gold Pool 5.5% 5/1/2053	933,578	942,032
Freddie Mac Gold Pool 5.5% 6/1/2027	334	337
Freddie Mac Gold Pool 5.5% 6/1/2038	3,008	3,120
Freddie Mac Gold Pool 5.5% 6/1/2038	683	708
Freddie Mac Gold Pool 5.5% 6/1/2038	461	478
Freddie Mac Gold Pool 5.5% 6/1/2038	372	386
Freddie Mac Gold Pool 5.5% 6/1/2041	20,885	21,534
Freddie Mac Gold Pool 5.5% 6/1/2041	13,528	14,015
Freddie Mac Gold Pool 5.5% 6/1/2041	6,653	6,878
Freddie Mac Gold Pool 5.5% 6/1/2049	104,336	106,813
Freddie Mac Gold Pool 5.5% 7/1/2028	165	167
Freddie Mac Gold Pool 5.5% 7/1/2035	12,152	12,515
Freddie Mac Gold Pool 5.5% 7/1/2036	5,794	5,992
Freddie Mac Gold Pool 5.5% 7/1/2038	312	324
Freddie Mac Gold Pool 5.5% 7/1/2038	194	201
Freddie Mac Gold Pool 5.5% 8/1/2038	705	729
Freddie Mac Gold Pool 5.5% 8/1/2038	512	529
Freddie Mac Gold Pool 5.5% 8/1/2038	297	308
Freddie Mac Gold Pool 5.5% 8/1/2039	4,815	4,991
Freddie Mac Gold Pool 5.5% 8/1/2040	1,217	1,262
Freddie Mac Gold Pool 5.5% 9/1/2038	4,297	4,449
Freddie Mac Gold Pool 5.5% 9/1/2038	600	622
Freddie Mac Gold Pool 5.5% 9/1/2038	296	307
Freddie Mac Gold Pool 5.5% 9/1/2040	19,344	20,061
Freddie Mac Gold Pool 6% 11/1/2053	253,773	260,415
Freddie Mac Gold Pool 6% 12/1/2052	178,665	183,564
Freddie Mac Gold Pool 6% 2/1/2055	418,914	431,579
Freddie Mac Gold Pool 6% 4/1/2032	19,233	19,937
Freddie Mac Gold Pool 6% 4/1/2054	1,220,705	1,256,848
Freddie Mac Gold Pool 6% 5/1/2033	4,257	4,398
Freddie Mac Gold Pool 6% 5/1/2054	1,228,339	1,265,476
Freddie Mac Gold Pool 6% 7/1/2037	704	742
Freddie Mac Gold Pool 6% 7/1/2039	2,900,213	2,982,804
Freddie Mac Gold Pool 6% 8/1/2037	8,069	8,489
Freddie Mac Gold Pool 6.5% 1/1/2054	1,449,245	1,514,240
Freddie Mac Gold Pool 6.5% 1/1/2054	550,020	575,125
Freddie Mac Gold Pool 6.5% 10/1/2037	373	397
Freddie Mac Gold Pool 6.5% 10/1/2053	421,404	439,151
Freddie Mac Gold Pool 6.5% 10/1/2053	411,170	429,642
Freddie Mac Gold Pool 6.5% 11/1/2036	188	201
Freddie Mac Gold Pool 6.5% 12/1/2037	316	337
Freddie Mac Gold Pool 6.5% 12/1/2053	210,209	220,041
Freddie Mac Gold Pool 6.5% 6/1/2054	1,425,422	1,492,578
Freddie Mac Gold Pool 6.5% 6/1/2054	267,339	280,686
Freddie Mac Gold Pool 6.5% 9/1/2037	222	235
Freddie Mac Gold Pool 6.5% 9/1/2053	316,866	331,695
Freddie Mac Gold Pool 6.5% 9/1/2053	306,263	319,161
Freddie Mac Gold Pool 6.5% 9/1/2054	2,642,308	2,777,530
Freddie Mac Gold Pool 6.5% 9/1/2054	317,934	333,907
Freddie Mac Gold Pool 7.5% 1/1/2027	19	18
Freddie Mac Gold Pool 7.5% 10/1/2027	4	3
Freddie Mac Gold Pool 7.5% 11/1/2029	252	264
Freddie Mac Gold Pool 7.5% 2/1/2028	12	12
Freddie Mac Gold Pool 7.5% 8/1/2026	3	2
Freddie Mac Gold Pool 7.5% 9/1/2031	501	531
Freddie Mac Gold Pool 8% 5/1/2027	8	7
Freddie Mac Gold Pool 8.5% 1/1/2028	21	21
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	693,437	694,732
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	527,325	542,608
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	264,223	277,105
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	243,493	255,897
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	75,662	79,871
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (c)(d)	3,763	3,830
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	358	373
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (c)(d)	2,755	2,862
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.893%, 7.489% 9/1/2037 (c)(d)	1,431	1,477
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	3,535	3,686
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.838% 5/1/2041 (c)(d)	5,185	5,408
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.919% 6/1/2041 (c)(d)	4,966	5,176
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (c)(d)	1,423	1,478
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (c)(d)	52	52
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (c)(d)	271	281
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.7%, 6.022% 3/1/2036 (c)(d)	28,808	29,157
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.234%, 6.613% 12/1/2035 (c)(d)	12,211	12,466
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (c)(d)	410	418
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.433% 3/1/2035 (c)(d)	6,477	6,614
Freddie Mac Non Gold Pool 4.5% 9/1/2040	24,001	23,780
Freddie Mac Non Gold Pool 5% 8/1/2053	442,522	436,435
Freddie Mac Non Gold Pool 5% 9/1/2040	4,029	4,081
Freddie Mac Non Gold Pool 5.5% 8/1/2053	867,274	877,838
Freddie Mac Non Gold Pool 5.5% 8/1/2053	536,805	543,343
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.303% 4/1/2035 (c)(d)	3,463	3,523
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	60	62
Freddie Mac Non Gold Pool 6% 6/1/2053	592,929	609,373
Freddie Mac Non Gold Pool 6% 6/1/2053	577,795	592,736
Freddie Mac Non Gold Pool 6% 6/1/2053	504,409	517,610
Freddie Mac Non Gold Pool 6% 7/1/2053	522,447	536,937
Freddie Mac Non Gold Pool 6% 7/1/2053	458,866	470,875
Freddie Mac Non Gold Pool 6% 9/1/2053	483,576	496,534
Freddie Mac Non Gold Pool 6.5% 1/1/2055	508,585	530,797
Freddie Mac Non Gold Pool 6.5% 1/1/2055	316,923	333,365
Freddie Mac Non Gold Pool 6.5% 11/1/2054	143,715	151,126
Freddie Mac Non Gold Pool 6.5% 2/1/2055	360,153	379,062
Ginnie Mae I Pool 2.5% 1/20/2052	687,592	579,532
Ginnie Mae I Pool 2.5% 12/20/2051	1,060,340	893,699
Ginnie Mae I Pool 2.5% 12/20/2051	556,104	468,707
Ginnie Mae I Pool 2.5% 8/20/2051	3,982,435	3,356,563
Ginnie Mae I Pool 2.5% 8/20/2051	1,036,090	873,260
Ginnie Mae I Pool 2.5% 9/20/2051	1,234,988	1,040,900
Ginnie Mae I Pool 2.5% 9/20/2051	1,027,167	865,740
Ginnie Mae I Pool 3% 1/15/2043	6,163	5,574
Ginnie Mae I Pool 3% 10/20/2042	359,378	328,134
Ginnie Mae I Pool 3% 12/20/2042	252,608	231,061
Ginnie Mae I Pool 3% 2/15/2045	8,006	7,183
Ginnie Mae I Pool 3% 2/15/2045	3,661	3,283
Ginnie Mae I Pool 3% 2/20/2046	6,115	5,481
Ginnie Mae I Pool 3% 3/15/2045	19,685	17,635
Ginnie Mae I Pool 3% 3/15/2045	9,754	8,729
Ginnie Mae I Pool 3% 3/15/2045	9,195	8,265
Ginnie Mae I Pool 3% 3/15/2045	7,550	6,766
Ginnie Mae I Pool 3% 3/15/2045	6,910	6,221
Ginnie Mae I Pool 3% 3/15/2045	4,641	4,161
Ginnie Mae I Pool 3% 3/15/2045	3,203	2,882
Ginnie Mae I Pool 3% 3/15/2045	2,949	2,639
Ginnie Mae I Pool 3% 3/15/2045	1,794	1,632
Ginnie Mae I Pool 3% 3/20/2043	166,451	152,273
Ginnie Mae I Pool 3% 3/20/2043	69,254	63,403
Ginnie Mae I Pool 3% 5/15/2045	5,047	4,525
Ginnie Mae I Pool 3% 6/15/2043	51,359	46,416
Ginnie Mae I Pool 3% 6/15/2043	9,334	8,403
Ginnie Mae I Pool 3% 6/15/2043	8,217	7,447
Ginnie Mae I Pool 3% 6/15/2045	5,130	4,633
Ginnie Mae I Pool 3% 7/15/2042	2,344	2,149
Ginnie Mae I Pool 3% 7/15/2043	14,084	12,739
Ginnie Mae I Pool 3% 7/15/2045	12,335	11,036
Ginnie Mae I Pool 3% 7/15/2045	6,007	5,374
Ginnie Mae I Pool 3% 7/15/2045	5,651	5,056
Ginnie Mae I Pool 3% 7/15/2045	2,510	2,241
Ginnie Mae I Pool 3% 7/15/2045	2,175	1,941
Ginnie Mae I Pool 3.5% 1/15/2041	11,779	11,087
Ginnie Mae I Pool 3.5% 1/15/2041	2,042	1,916
Ginnie Mae I Pool 3.5% 1/15/2041	1,933	1,821
Ginnie Mae I Pool 3.5% 1/15/2042	4,975	4,642
Ginnie Mae I Pool 3.5% 1/20/2050	76,886	70,141
Ginnie Mae I Pool 3.5% 1/20/2050	39,239	35,894
Ginnie Mae I Pool 3.5% 1/20/2050	38,269	35,007
Ginnie Mae I Pool 3.5% 1/20/2050	21,760	19,898
Ginnie Mae I Pool 3.5% 11/15/2041	14,550	13,617
Ginnie Mae I Pool 3.5% 11/15/2042	43,608	40,732
Ginnie Mae I Pool 3.5% 12/15/2040	2,168	2,038
Ginnie Mae I Pool 3.5% 12/20/2049	9,759	8,930
Ginnie Mae I Pool 3.5% 12/20/2049	4,446	4,059
Ginnie Mae I Pool 3.5% 12/20/2049	3,448	3,156
Ginnie Mae I Pool 3.5% 12/20/2049	1,030	941
Ginnie Mae I Pool 3.5% 2/15/2041	21,039	19,716
Ginnie Mae I Pool 3.5% 2/15/2042	19,176	17,931
Ginnie Mae I Pool 3.5% 2/15/2042	11,088	10,371
Ginnie Mae I Pool 3.5% 2/15/2042	9,504	8,886
Ginnie Mae I Pool 3.5% 2/15/2042	2,551	2,380
Ginnie Mae I Pool 3.5% 2/15/2043	7,095	6,615
Ginnie Mae I Pool 3.5% 2/15/2043	4,284	3,984
Ginnie Mae I Pool 3.5% 3/15/2042	3,627	3,403
Ginnie Mae I Pool 3.5% 3/15/2042	1,439	1,347
Ginnie Mae I Pool 3.5% 3/15/2043	20,857	19,380
Ginnie Mae I Pool 3.5% 4/15/2042	3,166	2,963
Ginnie Mae I Pool 3.5% 5/15/2042	52,251	48,939
Ginnie Mae I Pool 3.5% 5/15/2042	33,953	31,792
Ginnie Mae I Pool 3.5% 5/15/2042	13,594	12,691
Ginnie Mae I Pool 3.5% 5/15/2042	8,227	7,693
Ginnie Mae I Pool 3.5% 5/15/2042	1,823	1,706
Ginnie Mae I Pool 3.5% 5/15/2043	11,058	10,335
Ginnie Mae I Pool 3.5% 5/15/2043	7,724	7,188
Ginnie Mae I Pool 3.5% 5/15/2043	3,841	3,577
Ginnie Mae I Pool 3.5% 5/15/2043	2,648	2,467
Ginnie Mae I Pool 3.5% 6/15/2042	12,628	11,821
Ginnie Mae I Pool 3.5% 6/15/2043	12,778	11,897
Ginnie Mae I Pool 3.5% 6/15/2043	4,178	3,901
Ginnie Mae I Pool 3.5% 6/20/2042	64,402	60,058
Ginnie Mae I Pool 3.5% 7/15/2042	26,886	25,126
Ginnie Mae I Pool 3.5% 7/15/2043	30,698	28,496
Ginnie Mae I Pool 3.5% 8/15/2042	85,055	79,445
Ginnie Mae I Pool 3.5% 8/15/2042	23,782	22,243
Ginnie Mae I Pool 3.5% 8/15/2042	1,145	1,069
Ginnie Mae I Pool 3.5% 9/15/2041	3,319	3,116
Ginnie Mae I Pool 3.5% 9/15/2043	782	737
Ginnie Mae I Pool 3.5% 9/20/2052	2,769,696	2,526,058
Ginnie Mae I Pool 4% 1/15/2041	30,495	29,454
Ginnie Mae I Pool 4% 1/15/2041	14,802	14,300
Ginnie Mae I Pool 4% 10/15/2040	20,215	19,541
Ginnie Mae I Pool 4% 10/15/2040	4,929	4,766
Ginnie Mae I Pool 4% 10/15/2041	53,681	51,812
Ginnie Mae I Pool 4% 10/15/2041	42,135	40,618
Ginnie Mae I Pool 4% 10/15/2041	32,932	31,736
Ginnie Mae I Pool 4% 10/15/2041	29,363	28,355
Ginnie Mae I Pool 4% 10/15/2041	9,516	9,201
Ginnie Mae I Pool 4% 10/15/2041	6,422	6,195
Ginnie Mae I Pool 4% 10/15/2041	5,001	4,830
Ginnie Mae I Pool 4% 10/15/2041	4,871	4,704
Ginnie Mae I Pool 4% 11/15/2040	11,936	11,512
Ginnie Mae I Pool 4% 11/15/2040	7,244	6,997
Ginnie Mae I Pool 4% 11/15/2040	2,420	2,337
Ginnie Mae I Pool 4% 11/15/2041	13,274	12,810
Ginnie Mae I Pool 4% 12/15/2040	1,671	1,614
Ginnie Mae I Pool 4% 12/15/2040	1,009	977
Ginnie Mae I Pool 4% 12/15/2041	28,495	27,474
Ginnie Mae I Pool 4% 12/15/2041	16,033	15,459
Ginnie Mae I Pool 4% 12/15/2041	6,161	5,949
Ginnie Mae I Pool 4% 12/15/2041	4,127	3,978
Ginnie Mae I Pool 4% 2/15/2041	5,322	5,145
Ginnie Mae I Pool 4% 3/15/2040	15,878	15,388
Ginnie Mae I Pool 4% 3/15/2041	6,075	5,873
Ginnie Mae I Pool 4% 3/15/2042	6,672	6,429
Ginnie Mae I Pool 4% 3/15/2044	1,981	1,910
Ginnie Mae I Pool 4% 3/20/2047	233,041	220,328
Ginnie Mae I Pool 4% 4/15/2040	7,935	7,673
Ginnie Mae I Pool 4% 4/15/2045	5,278	5,062
Ginnie Mae I Pool 4% 4/15/2046	178,527	171,013
Ginnie Mae I Pool 4% 4/20/2047	66,925	62,981
Ginnie Mae I Pool 4% 4/20/2047	65,560	61,697
Ginnie Mae I Pool 4% 4/20/2048	54,504	51,275
Ginnie Mae I Pool 4% 4/20/2048	51,751	48,685
Ginnie Mae I Pool 4% 5/15/2040	10,187	9,841
Ginnie Mae I Pool 4% 6/15/2039	23,523	22,782
Ginnie Mae I Pool 4% 6/15/2045	41,304	39,596
Ginnie Mae I Pool 4% 7/15/2040	5,839	5,654
Ginnie Mae I Pool 4% 7/15/2041	17,718	17,066
Ginnie Mae I Pool 4% 7/15/2041	3,683	3,554
Ginnie Mae I Pool 4% 8/15/2041	55,572	53,618
Ginnie Mae I Pool 4% 8/15/2041	5,500	5,309
Ginnie Mae I Pool 4% 9/15/2025	12	12
Ginnie Mae I Pool 4% 9/15/2040	2,575	2,490
Ginnie Mae I Pool 4% 9/15/2041	6,122	5,907
Ginnie Mae I Pool 4% 9/15/2041	5,153	4,975
Ginnie Mae I Pool 4% 9/15/2041	4,555	4,403
Ginnie Mae I Pool 4.5% 2/15/2039	3,153	3,122
Ginnie Mae I Pool 4.5% 2/15/2040	4,765	4,714
Ginnie Mae I Pool 4.5% 3/15/2041	95,078	93,900
Ginnie Mae I Pool 4.5% 3/15/2041	71,840	71,039
Ginnie Mae I Pool 4.5% 3/15/2041	48,450	47,916
Ginnie Mae I Pool 4.5% 3/15/2041	1,077	1,065
Ginnie Mae I Pool 4.5% 4/15/2041	9,632	9,518
Ginnie Mae I Pool 4.5% 4/20/2053	712,134	686,366
Ginnie Mae I Pool 4.5% 5/15/2039	1,553	1,537
Ginnie Mae I Pool 4.5% 5/15/2040	9,321	9,200
Ginnie Mae I Pool 4.5% 6/15/2040	30,056	29,725
Ginnie Mae I Pool 4.5% 6/15/2040	13,314	13,170
Ginnie Mae I Pool 4.5% 6/15/2040	9,265	9,166
Ginnie Mae I Pool 4.5% 6/15/2040	2,240	2,217
Ginnie Mae I Pool 4.5% 7/15/2040	20,510	20,287
Ginnie Mae I Pool 4.5% 7/15/2040	11,018	10,898
Ginnie Mae I Pool 4.5% 7/15/2040	8,113	8,022
Ginnie Mae I Pool 4.5% 7/15/2040	2,539	2,511
Ginnie Mae I Pool 4.5% 7/15/2040	929	918
Ginnie Mae I Pool 4.5% 7/20/2041	110,070	108,915
Ginnie Mae I Pool 4.5% 8/15/2039	16,480	16,310
Ginnie Mae I Pool 4.5% 8/15/2040	6,012	5,946
Ginnie Mae I Pool 4.5% 8/15/2040	1,269	1,257
Ginnie Mae I Pool 4.5% 9/15/2040	1,170	1,156
Ginnie Mae I Pool 5% 10/15/2039	4,808	4,860
Ginnie Mae I Pool 5% 10/15/2039	2,039	2,061
Ginnie Mae I Pool 5% 11/15/2039	8,755	8,852
Ginnie Mae I Pool 5% 11/15/2040	4,271	4,318
Ginnie Mae I Pool 5% 11/15/2040	1,715	1,734
Ginnie Mae I Pool 5% 12/15/2039	5,877	5,941
Ginnie Mae I Pool 5% 2/20/2041	2,424	2,455
Ginnie Mae I Pool 5% 3/15/2039	2,777	2,807
Ginnie Mae I Pool 5% 3/15/2044	13,191	13,334
Ginnie Mae I Pool 5% 4/15/2039	9,527	9,630
Ginnie Mae I Pool 5% 4/15/2039	2,518	2,545
Ginnie Mae I Pool 5% 4/15/2040	3,850	3,892
Ginnie Mae I Pool 5% 4/15/2041	822	831
Ginnie Mae I Pool 5% 4/20/2048	145,324	146,404
Ginnie Mae I Pool 5% 5/15/2039	10,935	11,055
Ginnie Mae I Pool 5% 5/15/2039	4,461	4,510
Ginnie Mae I Pool 5% 5/15/2040	4,925	4,979
Ginnie Mae I Pool 5% 5/15/2040	2,088	2,111
Ginnie Mae I Pool 5% 6/15/2040	6,150	6,217
Ginnie Mae I Pool 5% 6/15/2040	3,161	3,195
Ginnie Mae I Pool 5% 7/15/2040	23,393	23,648
Ginnie Mae I Pool 5% 7/15/2040	22,384	22,630
Ginnie Mae I Pool 5% 7/15/2040	17,470	17,661
Ginnie Mae I Pool 5% 7/15/2040	13,431	13,577
Ginnie Mae I Pool 5% 7/15/2040	13,282	13,427
Ginnie Mae I Pool 5% 7/15/2040	11,978	12,110
Ginnie Mae I Pool 5% 7/15/2040	11,558	11,684
Ginnie Mae I Pool 5% 7/15/2040	5,442	5,501
Ginnie Mae I Pool 5% 7/15/2040	5,238	5,296
Ginnie Mae I Pool 5% 7/15/2040	3,983	4,026
Ginnie Mae I Pool 5% 7/15/2040	3,836	3,878
Ginnie Mae I Pool 5% 7/15/2040	3,208	3,243
Ginnie Mae I Pool 5% 7/20/2041	1,929	1,954
Ginnie Mae I Pool 5% 8/15/2039	12,294	12,428
Ginnie Mae I Pool 5% 8/15/2039	7,826	7,911
Ginnie Mae I Pool 5% 8/15/2039	5,124	5,180
Ginnie Mae I Pool 5% 8/15/2039	4,596	4,646
Ginnie Mae I Pool 5% 8/15/2039	1,353	1,368
Ginnie Mae I Pool 5% 8/15/2040	9,235	9,336
Ginnie Mae I Pool 5% 8/15/2040	7,635	7,718
Ginnie Mae I Pool 5% 9/15/2039	17,943	18,138
Ginnie Mae I Pool 5% 9/15/2039	15,404	15,571
Ginnie Mae I Pool 5% 9/15/2039	6,461	6,531
Ginnie Mae I Pool 5% 9/15/2039	6,189	6,257
Ginnie Mae I Pool 5% 9/15/2039	3,669	3,709
Ginnie Mae I Pool 5% 9/15/2040	5,658	5,719
Ginnie Mae I Pool 5% 9/15/2040	3,408	3,445
Ginnie Mae I Pool 5% 9/15/2041	68,478	69,224
Ginnie Mae I Pool 5.5% 1/15/2038	1,020	1,046
Ginnie Mae I Pool 5.5% 10/15/2035	11,904	12,169
Ginnie Mae I Pool 5.5% 10/15/2038	393	403
Ginnie Mae I Pool 5.5% 11/15/2038	4,045	4,149
Ginnie Mae I Pool 5.5% 11/15/2038	1,716	1,760
Ginnie Mae I Pool 5.5% 11/15/2038	219	225
Ginnie Mae I Pool 5.5% 12/15/2038	10,395	10,652
Ginnie Mae I Pool 5.5% 12/20/2041	4,112	4,247
Ginnie Mae I Pool 5.5% 2/15/2038	874	896
Ginnie Mae I Pool 5.5% 2/15/2039	7,473	7,668
Ginnie Mae I Pool 5.5% 2/15/2039	1,820	1,868
Ginnie Mae I Pool 5.5% 3/15/2039	20,940	21,472
Ginnie Mae I Pool 5.5% 3/15/2039	5,407	5,545
Ginnie Mae I Pool 5.5% 3/20/2054	1,070,559	1,080,271
Ginnie Mae I Pool 5.5% 4/15/2039	7,113	7,299
Ginnie Mae I Pool 5.5% 4/15/2041	844	866
Ginnie Mae I Pool 5.5% 5/15/2039	9,716	9,969
Ginnie Mae I Pool 5.5% 5/15/2039	4,028	4,134
Ginnie Mae I Pool 5.5% 5/20/2045	11,134	11,491
Ginnie Mae I Pool 5.5% 6/15/2038	1,282	1,315
Ginnie Mae I Pool 5.5% 6/15/2038	196	201
Ginnie Mae I Pool 5.5% 8/15/2039	3,437	3,527
Ginnie Mae I Pool 5.5% 9/15/2034	371	379
Ginnie Mae I Pool 5.5% 9/15/2038	630	646
Ginnie Mae I Pool 5.5% 9/15/2039	15,230	15,631
Ginnie Mae I Pool 6% 1/15/2038	2,185	2,269
Ginnie Mae I Pool 6% 1/15/2038	502	522
Ginnie Mae I Pool 6% 10/15/2039	923	963
Ginnie Mae I Pool 6% 11/15/2034	8,277	8,541
Ginnie Mae I Pool 6% 11/15/2039	2,636	2,753
Ginnie Mae I Pool 6% 11/15/2039	2,561	2,668
Ginnie Mae I Pool 6% 11/15/2039	1,003	1,046
Ginnie Mae I Pool 6% 12/15/2040	2,379	2,477
Ginnie Mae I Pool 6% 6/15/2036	16,324	16,912
Ginnie Mae I Pool 6% 8/15/2037	515	537
Ginnie Mae I Pool 6.5% 1/15/2039	6,911	7,248
Ginnie Mae I Pool 6.5% 11/15/2035	1,003	1,047
Ginnie Mae I Pool 6.5% 2/15/2038	1,543	1,616
Ginnie Mae I Pool 6.5% 4/15/2035	1,300	1,354
Ginnie Mae I Pool 6.5% 9/15/2035	2,939	3,055
Ginnie Mae I Pool 7% 1/15/2028	187	189
Ginnie Mae I Pool 7% 10/15/2031	793	817
Ginnie Mae I Pool 7% 12/15/2028	55	56
Ginnie Mae I Pool 7% 12/15/2030	1,241	1,279
Ginnie Mae I Pool 7% 2/15/2028	765	774
Ginnie Mae I Pool 7% 2/15/2032	2,660	2,747
Ginnie Mae I Pool 7% 2/15/2032	81	83
Ginnie Mae I Pool 7% 3/15/2028	51	52
Ginnie Mae I Pool 7% 3/15/2029	361	369
Ginnie Mae I Pool 7% 3/15/2032	1,429	1,471
Ginnie Mae I Pool 7% 3/15/2032	1,080	1,115
Ginnie Mae I Pool 7% 4/15/2028	114	116
Ginnie Mae I Pool 7% 4/15/2029	308	314
Ginnie Mae I Pool 7% 4/15/2029	159	161
Ginnie Mae I Pool 7% 4/15/2031	213	218
Ginnie Mae I Pool 7% 4/15/2032	3,686	3,820
Ginnie Mae I Pool 7% 4/15/2032	407	422
Ginnie Mae I Pool 7% 4/15/2032	275	284
Ginnie Mae I Pool 7% 5/15/2029	291	297
Ginnie Mae I Pool 7% 6/15/2028	523	525
Ginnie Mae I Pool 7% 6/15/2028	138	140
Ginnie Mae I Pool 7% 6/15/2032	1,078	1,117
Ginnie Mae I Pool 7% 6/15/2032	394	406
Ginnie Mae I Pool 7% 6/15/2032	32	33
Ginnie Mae I Pool 7% 6/15/2032	30	31
Ginnie Mae I Pool 7% 7/15/2028	165	165
Ginnie Mae I Pool 7% 7/15/2031	591	610
Ginnie Mae I Pool 7% 7/15/2031	244	251
Ginnie Mae I Pool 7% 7/15/2031	131	135
Ginnie Mae I Pool 7% 7/15/2032	386	394
Ginnie Mae I Pool 7% 7/15/2032	140	145
Ginnie Mae I Pool 7% 8/15/2031	500	506
Ginnie Mae I Pool 7% 8/15/2031	367	379
Ginnie Mae I Pool 7% 8/15/2031	39	40
Ginnie Mae I Pool 7% 9/15/2031	455	467
Ginnie Mae I Pool 7.5% 10/15/2027	56	57
Ginnie Mae I Pool 7.5% 10/15/2027	8	7
Ginnie Mae I Pool 7.5% 10/15/2028	728	744
Ginnie Mae I Pool 7.5% 12/15/2025	1	0
Ginnie Mae I Pool 7.5% 12/15/2027	147	150
Ginnie Mae I Pool 7.5% 2/15/2027	31	31
Ginnie Mae I Pool 7.5% 3/15/2028	475	484
Ginnie Mae I Pool 7.5% 4/15/2027	184	186
Ginnie Mae I Pool 7.5% 4/15/2027	154	156
Ginnie Mae I Pool 7.5% 4/15/2027	69	70
Ginnie Mae I Pool 7.5% 4/15/2027	29	29
Ginnie Mae I Pool 7.5% 4/15/2027	20	21
Ginnie Mae I Pool 7.5% 4/15/2027	16	16
Ginnie Mae I Pool 7.5% 4/15/2027	11	10
Ginnie Mae I Pool 7.5% 6/15/2027	58	59
Ginnie Mae I Pool 7.5% 8/15/2028	76	77
Ginnie Mae I Pool 8% 3/15/2030	247	254
Ginnie Mae I Pool 8% 5/15/2030	128	132
Ginnie Mae I Pool 8% 9/15/2030	254	261
Ginnie Mae II Pool 1.5% 12/20/2051	46,125	35,911
Ginnie Mae II Pool 1.5% 3/20/2051	21,371	16,639
Ginnie Mae II Pool 1.5% 4/20/2051	64,501	50,219
Ginnie Mae II Pool 1.5% 5/20/2051	123,840	96,417
Ginnie Mae II Pool 2% 1/20/2051	12,530,936	10,216,778
Ginnie Mae II Pool 2% 11/20/2050	1,277,402	1,041,497
Ginnie Mae II Pool 2% 2/20/2051	631,944	515,240
Ginnie Mae II Pool 2% 2/20/2052	2,827,227	2,304,665
Ginnie Mae II Pool 2% 7/1/2055 (e)	35,100,000	28,597,407
Ginnie Mae II Pool 2% 9/20/2050	2,018,268	1,646,805
Ginnie Mae II Pool 2% 9/20/2051	482,639	393,583
Ginnie Mae II Pool 2.5% 1/20/2047	32,428	28,147
Ginnie Mae II Pool 2.5% 1/20/2051	634,106	539,604
Ginnie Mae II Pool 2.5% 10/20/2043	6,107	5,415
Ginnie Mae II Pool 2.5% 10/20/2050	1,540,179	1,310,642
Ginnie Mae II Pool 2.5% 10/20/2051	195,587	166,316
Ginnie Mae II Pool 2.5% 11/20/2046	19,108	16,605
Ginnie Mae II Pool 2.5% 11/20/2050	50,111	42,643
Ginnie Mae II Pool 2.5% 11/20/2051	422,197	359,011
Ginnie Mae II Pool 2.5% 12/20/2046	13,682	11,882
Ginnie Mae II Pool 2.5% 12/20/2047	8,228	7,112
Ginnie Mae II Pool 2.5% 12/20/2049	6,505	5,556
Ginnie Mae II Pool 2.5% 12/20/2050	861,902	733,450
Ginnie Mae II Pool 2.5% 12/20/2051	1,478,813	1,257,496
Ginnie Mae II Pool 2.5% 2/20/2047	15,152	13,150
Ginnie Mae II Pool 2.5% 2/20/2050	574,500	489,239
Ginnie Mae II Pool 2.5% 2/20/2051	118,063	100,467
Ginnie Mae II Pool 2.5% 3/20/2050	483,431	411,686
Ginnie Mae II Pool 2.5% 3/20/2051	205,438	174,709
Ginnie Mae II Pool 2.5% 4/20/2045	4,923	4,309
Ginnie Mae II Pool 2.5% 4/20/2050	389,342	331,561
Ginnie Mae II Pool 2.5% 5/20/2050	2,087,275	1,777,506
Ginnie Mae II Pool 2.5% 6/20/2050	245,794	209,316
Ginnie Mae II Pool 2.5% 7/1/2055 (e)	8,475,000	7,202,663
Ginnie Mae II Pool 2.5% 7/20/2043	23,262	20,588
Ginnie Mae II Pool 2.5% 7/20/2046	9,335	8,141
Ginnie Mae II Pool 2.5% 7/20/2050	743,651	632,822
Ginnie Mae II Pool 2.5% 8/1/2055 (e)	4,000,000	3,399,487
Ginnie Mae II Pool 2.5% 8/20/2050	394,629	335,734
Ginnie Mae II Pool 2.5% 9/20/2046	13,977	12,146
Ginnie Mae II Pool 2.5% 9/20/2049	132,681	113,322
Ginnie Mae II Pool 2.5% 9/20/2050	1,350,587	1,149,304
Ginnie Mae II Pool 3% 1/20/2044	14,382	13,091
Ginnie Mae II Pool 3% 1/20/2045	24,398	22,046
Ginnie Mae II Pool 3% 1/20/2047	198,916	178,108
Ginnie Mae II Pool 3% 1/20/2048	120,282	107,437
Ginnie Mae II Pool 3% 1/20/2051	16,042	14,219
Ginnie Mae II Pool 3% 10/20/2045	22,606	20,262
Ginnie Mae II Pool 3% 10/20/2046	74,049	66,303
Ginnie Mae II Pool 3% 10/20/2047	87,309	77,985
Ginnie Mae II Pool 3% 10/20/2049	138,825	123,219
Ginnie Mae II Pool 3% 11/20/2046	686,500	614,687
Ginnie Mae II Pool 3% 11/20/2047	63,789	56,977
Ginnie Mae II Pool 3% 12/20/2044	7,724	6,983
Ginnie Mae II Pool 3% 12/20/2045	135,085	121,081
Ginnie Mae II Pool 3% 12/20/2046	161,789	144,865
Ginnie Mae II Pool 3% 12/20/2047	249,549	222,898
Ginnie Mae II Pool 3% 2/20/2044	22,041	20,040
Ginnie Mae II Pool 3% 2/20/2045	180,016	162,660
Ginnie Mae II Pool 3% 2/20/2046	794,373	712,021
Ginnie Mae II Pool 3% 2/20/2047	180,292	161,432
Ginnie Mae II Pool 3% 2/20/2048	26,489	23,635
Ginnie Mae II Pool 3% 2/20/2051	904,373	801,008
Ginnie Mae II Pool 3% 3/20/2043	14,918	13,604
Ginnie Mae II Pool 3% 3/20/2045	2,705	2,443
Ginnie Mae II Pool 3% 3/20/2046	21,778	19,520
Ginnie Mae II Pool 3% 3/20/2047	9,306	8,333
Ginnie Mae II Pool 3% 3/20/2048	29,456	26,283
Ginnie Mae II Pool 3% 3/20/2050	335,908	297,830
Ginnie Mae II Pool 3% 3/20/2051	156,017	138,185
Ginnie Mae II Pool 3% 4/20/2043	88,264	80,430
Ginnie Mae II Pool 3% 4/20/2047	59,214	52,983
Ginnie Mae II Pool 3% 4/20/2048	24,182	21,600
Ginnie Mae II Pool 3% 4/20/2049	32,403	28,942
Ginnie Mae II Pool 3% 4/20/2051	235,879	208,920
Ginnie Mae II Pool 3% 4/20/2052	1,799,821	1,591,440
Ginnie Mae II Pool 3% 5/20/2045	76,279	68,817
Ginnie Mae II Pool 3% 5/20/2047	29,115	26,052
Ginnie Mae II Pool 3% 5/20/2051	290,066	256,732
Ginnie Mae II Pool 3% 5/20/2052	5,299,997	4,686,371
Ginnie Mae II Pool 3% 6/20/2045	108,182	97,570
Ginnie Mae II Pool 3% 6/20/2046	82,402	73,782
Ginnie Mae II Pool 3% 6/20/2051	754,419	667,721
Ginnie Mae II Pool 3% 7/1/2055 (e)	5,950,000	5,257,772
Ginnie Mae II Pool 3% 7/20/2042	50,195	45,866
Ginnie Mae II Pool 3% 7/20/2044	18,062	16,374
Ginnie Mae II Pool 3% 7/20/2045	103,088	92,946
Ginnie Mae II Pool 3% 7/20/2046	356,322	319,048
Ginnie Mae II Pool 3% 7/20/2049	300,868	267,703
Ginnie Mae II Pool 3% 8/20/2042	604,181	551,930
Ginnie Mae II Pool 3% 8/20/2043	5,328	4,848
Ginnie Mae II Pool 3% 8/20/2044	10,554	9,587
Ginnie Mae II Pool 3% 8/20/2045	23,361	20,939
Ginnie Mae II Pool 3% 8/20/2046	870,510	779,448
Ginnie Mae II Pool 3% 8/20/2047	27,309	24,393
Ginnie Mae II Pool 3% 8/20/2049	5,931	5,270
Ginnie Mae II Pool 3% 9/20/2043	105,141	95,629
Ginnie Mae II Pool 3% 9/20/2046	214,672	192,216
Ginnie Mae II Pool 3% 9/20/2047	179,941	160,724
Ginnie Mae II Pool 3% 9/20/2049	155,605	138,112
Ginnie Mae II Pool 3.5% 1/20/2045	99,280	91,666
Ginnie Mae II Pool 3.5% 1/20/2046	114,983	106,224
Ginnie Mae II Pool 3.5% 1/20/2048	231,684	213,530
Ginnie Mae II Pool 3.5% 1/20/2050	823,780	755,112
Ginnie Mae II Pool 3.5% 10/20/2045	100,544	92,885
Ginnie Mae II Pool 3.5% 10/20/2046	46,416	42,866
Ginnie Mae II Pool 3.5% 10/20/2047	59,951	55,329
Ginnie Mae II Pool 3.5% 10/20/2048	80,315	73,821
Ginnie Mae II Pool 3.5% 11/20/2042	236,933	220,652
Ginnie Mae II Pool 3.5% 11/20/2045	78,662	72,671
Ginnie Mae II Pool 3.5% 11/20/2047	208,235	192,049
Ginnie Mae II Pool 3.5% 12/20/2040	20,962	19,645
Ginnie Mae II Pool 3.5% 12/20/2041	80,436	75,153
Ginnie Mae II Pool 3.5% 12/20/2042	117,223	109,167
Ginnie Mae II Pool 3.5% 12/20/2043	9,445	8,756
Ginnie Mae II Pool 3.5% 12/20/2045	29,343	27,108
Ginnie Mae II Pool 3.5% 12/20/2047	43,412	40,133
Ginnie Mae II Pool 3.5% 12/20/2048	3,399	3,127
Ginnie Mae II Pool 3.5% 12/20/2049	335,957	307,953
Ginnie Mae II Pool 3.5% 12/20/2050	10,480	9,600
Ginnie Mae II Pool 3.5% 2/20/2043	147,669	137,444
Ginnie Mae II Pool 3.5% 2/20/2044	9,126	8,455
Ginnie Mae II Pool 3.5% 2/20/2045	63,901	59,001
Ginnie Mae II Pool 3.5% 2/20/2046	531,673	491,177
Ginnie Mae II Pool 3.5% 2/20/2051	233,648	214,172
Ginnie Mae II Pool 3.5% 3/20/2043	121,566	113,120
Ginnie Mae II Pool 3.5% 3/20/2046	140,774	130,051
Ginnie Mae II Pool 3.5% 3/20/2048	12,644	11,654
Ginnie Mae II Pool 3.5% 3/20/2049	737,450	676,901
Ginnie Mae II Pool 3.5% 3/20/2050	389,598	357,123
Ginnie Mae II Pool 3.5% 4/20/2042	78,478	73,245
Ginnie Mae II Pool 3.5% 4/20/2043	225,697	209,963
Ginnie Mae II Pool 3.5% 4/20/2045	68,078	62,795
Ginnie Mae II Pool 3.5% 4/20/2046	461,831	426,654
Ginnie Mae II Pool 3.5% 4/20/2047	10,623	9,811
Ginnie Mae II Pool 3.5% 4/20/2049	150,289	137,949
Ginnie Mae II Pool 3.5% 5/20/2042	228,254	212,976
Ginnie Mae II Pool 3.5% 5/20/2043	188,507	174,568
Ginnie Mae II Pool 3.5% 5/20/2045	16,266	15,000
Ginnie Mae II Pool 3.5% 5/20/2046	101,532	93,798
Ginnie Mae II Pool 3.5% 5/20/2047	830,667	767,137
Ginnie Mae II Pool 3.5% 5/20/2048	134,588	124,042
Ginnie Mae II Pool 3.5% 5/20/2051	179,395	164,217
Ginnie Mae II Pool 3.5% 6/20/2043	9,213	8,566
Ginnie Mae II Pool 3.5% 6/20/2045	89,382	82,407
Ginnie Mae II Pool 3.5% 6/20/2046	259,131	239,393
Ginnie Mae II Pool 3.5% 6/20/2047	63,905	58,998
Ginnie Mae II Pool 3.5% 6/20/2051	15,997	14,644
Ginnie Mae II Pool 3.5% 7/1/2055 (e)	5,900,000	5,355,713
Ginnie Mae II Pool 3.5% 7/20/2042	83,765	78,095
Ginnie Mae II Pool 3.5% 7/20/2043	53,259	49,531
Ginnie Mae II Pool 3.5% 7/20/2045	224,805	207,215
Ginnie Mae II Pool 3.5% 7/20/2046	166,973	154,255
Ginnie Mae II Pool 3.5% 7/20/2047	181,791	167,831
Ginnie Mae II Pool 3.5% 8/20/2042	28,887	26,924
Ginnie Mae II Pool 3.5% 8/20/2043	11,397	10,591
Ginnie Mae II Pool 3.5% 8/20/2045	139,191	128,589
Ginnie Mae II Pool 3.5% 8/20/2046	91,894	84,895
Ginnie Mae II Pool 3.5% 8/20/2047	297,853	274,886
Ginnie Mae II Pool 3.5% 8/20/2048	117,549	108,118
Ginnie Mae II Pool 3.5% 8/20/2049	21,449	19,674
Ginnie Mae II Pool 3.5% 9/20/2043	262,074	243,156
Ginnie Mae II Pool 3.5% 9/20/2045	7,810	7,215
Ginnie Mae II Pool 3.5% 9/20/2046	63,396	58,567
Ginnie Mae II Pool 3.5% 9/20/2047	22,913	21,146
Ginnie Mae II Pool 3.5% 9/20/2048	21,275	19,608
Ginnie Mae II Pool 4% 1/20/2041	146,055	140,965
Ginnie Mae II Pool 4% 1/20/2042	236,368	227,661
Ginnie Mae II Pool 4% 1/20/2046	30,018	28,465
Ginnie Mae II Pool 4% 10/20/2040	79,203	76,461
Ginnie Mae II Pool 4% 10/20/2044	25,181	24,082
Ginnie Mae II Pool 4% 10/20/2045	69,196	65,724
Ginnie Mae II Pool 4% 10/20/2048	261,410	246,332
Ginnie Mae II Pool 4% 11/20/2039	3,020	2,919
Ginnie Mae II Pool 4% 11/20/2040	197,279	190,425
Ginnie Mae II Pool 4% 11/20/2044	52,469	50,171
Ginnie Mae II Pool 4% 11/20/2045	29,346	27,874
Ginnie Mae II Pool 4% 12/20/2041	17,714	17,064
Ginnie Mae II Pool 4% 12/20/2045	57,676	54,782
Ginnie Mae II Pool 4% 12/20/2054	4,840,308	4,498,733
Ginnie Mae II Pool 4% 2/20/2041	10,615	10,244
Ginnie Mae II Pool 4% 2/20/2044	2,616	2,505
Ginnie Mae II Pool 4% 2/20/2046	55,921	53,028
Ginnie Mae II Pool 4% 3/20/2045	180,522	172,641
Ginnie Mae II Pool 4% 3/20/2046	52,091	49,477
Ginnie Mae II Pool 4% 3/20/2047	35,442	33,509
Ginnie Mae II Pool 4% 4/20/2045	137,632	131,581
Ginnie Mae II Pool 4% 4/20/2046	75,620	71,707
Ginnie Mae II Pool 4% 4/20/2047	349,567	330,278
Ginnie Mae II Pool 4% 5/20/2046	198,140	187,888
Ginnie Mae II Pool 4% 6/20/2045	22,571	21,558
Ginnie Mae II Pool 4% 7/1/2055 (e)	1,100,000	1,022,253
Ginnie Mae II Pool 4% 7/20/2043	31,752	30,533
Ginnie Mae II Pool 4% 7/20/2045	94,437	90,144
Ginnie Mae II Pool 4% 8/20/2040	3,494	3,373
Ginnie Mae II Pool 4% 8/20/2041	59,682	57,518
Ginnie Mae II Pool 4% 8/20/2043	8,377	8,041
Ginnie Mae II Pool 4% 8/20/2044	3,410	3,263
Ginnie Mae II Pool 4% 8/20/2045	176,860	167,985
Ginnie Mae II Pool 4% 9/20/2040	57,171	55,189
Ginnie Mae II Pool 4% 9/20/2041	191,602	184,625
Ginnie Mae II Pool 4% 9/20/2044	22,250	21,285
Ginnie Mae II Pool 4% 9/20/2045	33,568	31,884
Ginnie Mae II Pool 4% 9/20/2046	13,557	12,856
Ginnie Mae II Pool 4.5% 1/20/2041	10,747	10,638
Ginnie Mae II Pool 4.5% 1/20/2042	2,081	2,059
Ginnie Mae II Pool 4.5% 1/20/2045	5,201	5,112
Ginnie Mae II Pool 4.5% 1/20/2046	13,492	13,261
Ginnie Mae II Pool 4.5% 1/20/2047	58,426	57,426
Ginnie Mae II Pool 4.5% 1/20/2050	20,843	20,272
Ginnie Mae II Pool 4.5% 10/20/2047	42,664	41,747
Ginnie Mae II Pool 4.5% 10/20/2048	78,386	76,407
Ginnie Mae II Pool 4.5% 10/20/2049	37,956	37,021
Ginnie Mae II Pool 4.5% 11/20/2033	650	647
Ginnie Mae II Pool 4.5% 11/20/2040	33,945	33,602
Ginnie Mae II Pool 4.5% 11/20/2044	5,373	5,281
Ginnie Mae II Pool 4.5% 11/20/2048	68,692	66,958
Ginnie Mae II Pool 4.5% 11/20/2054	4,235,084	4,055,704
Ginnie Mae II Pool 4.5% 12/20/2050	25,123	24,433
Ginnie Mae II Pool 4.5% 2/20/2041	13,837	13,696
Ginnie Mae II Pool 4.5% 2/20/2046	32,144	31,594
Ginnie Mae II Pool 4.5% 2/20/2050	42,918	41,795
Ginnie Mae II Pool 4.5% 3/20/2034	773	768
Ginnie Mae II Pool 4.5% 3/20/2041	34,747	34,391
Ginnie Mae II Pool 4.5% 3/20/2045	14,227	14,043
Ginnie Mae II Pool 4.5% 3/20/2046	2,812	2,774
Ginnie Mae II Pool 4.5% 3/20/2047	73,323	71,953
Ginnie Mae II Pool 4.5% 3/20/2050	60,460	58,801
Ginnie Mae II Pool 4.5% 3/20/2055	1,993,926	1,908,225
Ginnie Mae II Pool 4.5% 4/20/2041	3,034	3,003
Ginnie Mae II Pool 4.5% 4/20/2045	18,056	17,823
Ginnie Mae II Pool 4.5% 4/20/2046	6,750	6,635
Ginnie Mae II Pool 4.5% 4/20/2047	34,172	33,470
Ginnie Mae II Pool 4.5% 4/20/2050	41,966	40,815
Ginnie Mae II Pool 4.5% 4/20/2055	1,296,516	1,240,791
Ginnie Mae II Pool 4.5% 5/20/2034	922	917
Ginnie Mae II Pool 4.5% 5/20/2040	35,254	34,910
Ginnie Mae II Pool 4.5% 5/20/2041	305,728	302,567
Ginnie Mae II Pool 4.5% 5/20/2044	2,746	2,711
Ginnie Mae II Pool 4.5% 5/20/2045	9,587	9,423
Ginnie Mae II Pool 4.5% 5/20/2046	4,825	4,760
Ginnie Mae II Pool 4.5% 5/20/2049	72,466	70,478
Ginnie Mae II Pool 4.5% 5/20/2051	85,155	83,005
Ginnie Mae II Pool 4.5% 6/20/2045	63,669	62,829
Ginnie Mae II Pool 4.5% 6/20/2046	22,679	22,376
Ginnie Mae II Pool 4.5% 7/1/2055 (e)	400,000	382,707
Ginnie Mae II Pool 4.5% 7/20/2040	15,617	15,462
Ginnie Mae II Pool 4.5% 7/20/2042	1,689	1,671
Ginnie Mae II Pool 4.5% 7/20/2045	2,100	2,064
Ginnie Mae II Pool 4.5% 7/20/2046	12,937	12,715
Ginnie Mae II Pool 4.5% 7/20/2049	10,201	9,921
Ginnie Mae II Pool 4.5% 8/20/2041	4,782	4,731
Ginnie Mae II Pool 4.5% 8/20/2046	35,293	34,823
Ginnie Mae II Pool 4.5% 8/20/2048	538,219	524,968
Ginnie Mae II Pool 4.5% 9/20/2040	71,036	70,325
Ginnie Mae II Pool 4.5% 9/20/2042	1,937	1,917
Ginnie Mae II Pool 4.5% 9/20/2046	19,193	18,975
Ginnie Mae II Pool 4.5% 9/20/2047	53,317	52,138
Ginnie Mae II Pool 4.5% 9/20/2049	20,348	19,835
Ginnie Mae II Pool 5% 1/20/2039	989	1,002
Ginnie Mae II Pool 5% 1/20/2047	11,822	11,976
Ginnie Mae II Pool 5% 1/20/2049	15,119	15,075
Ginnie Mae II Pool 5% 1/20/2055	10,572,853	10,386,303
Ginnie Mae II Pool 5% 10/20/2039	22,613	22,907
Ginnie Mae II Pool 5% 10/20/2046	2,418	2,449
Ginnie Mae II Pool 5% 10/20/2047	3,895	3,924
Ginnie Mae II Pool 5% 11/20/2044	9,314	9,438
Ginnie Mae II Pool 5% 11/20/2047	13,531	13,631
Ginnie Mae II Pool 5% 11/20/2048	23,482	23,458
Ginnie Mae II Pool 5% 12/20/2044	3,866	3,917
Ginnie Mae II Pool 5% 12/20/2047	14,646	14,745
Ginnie Mae II Pool 5% 12/20/2054	926,778	911,366
Ginnie Mae II Pool 5% 12/20/2054	861,548	846,347
Ginnie Mae II Pool 5% 2/20/2045	7,077	7,171
Ginnie Mae II Pool 5% 2/20/2048	3,151	3,165
Ginnie Mae II Pool 5% 2/20/2049	16,029	16,013
Ginnie Mae II Pool 5% 3/20/2044	8,782	8,898
Ginnie Mae II Pool 5% 3/20/2046	4,556	4,616
Ginnie Mae II Pool 5% 3/20/2048	30,491	30,641
Ginnie Mae II Pool 5% 3/20/2049	11,253	11,242
Ginnie Mae II Pool 5% 4/20/2040	2,065	2,092
Ginnie Mae II Pool 5% 4/20/2044	7,008	7,101
Ginnie Mae II Pool 5% 4/20/2046	2,490	2,523
Ginnie Mae II Pool 5% 4/20/2047	9,767	9,899
Ginnie Mae II Pool 5% 4/20/2048	42,959	43,117
Ginnie Mae II Pool 5% 4/20/2049	5,622	5,616
Ginnie Mae II Pool 5% 5/20/2044	16,878	17,100
Ginnie Mae II Pool 5% 5/20/2046	3,646	3,695
Ginnie Mae II Pool 5% 5/20/2047	5,063	5,101
Ginnie Mae II Pool 5% 5/20/2048	8,394	8,417
Ginnie Mae II Pool 5% 6/20/2040	7,642	7,743
Ginnie Mae II Pool 5% 6/20/2045	3,491	3,538
Ginnie Mae II Pool 5% 6/20/2048	43,575	43,586
Ginnie Mae II Pool 5% 7/1/2055 (e)	6,100,000	5,989,778
Ginnie Mae II Pool 5% 7/20/2040	4,022	4,074
Ginnie Mae II Pool 5% 7/20/2045	4,197	4,253
Ginnie Mae II Pool 5% 7/20/2048	83,016	82,984
Ginnie Mae II Pool 5% 8/20/2040	6,278	6,360
Ginnie Mae II Pool 5% 8/20/2046	9,748	9,877
Ginnie Mae II Pool 5% 9/20/2045	3,316	3,361
Ginnie Mae II Pool 5% 9/20/2048	46,134	46,117
Ginnie Mae II Pool 5.5% 1/20/2033	6,159	6,303
Ginnie Mae II Pool 5.5% 1/20/2055	880,898	886,963
Ginnie Mae II Pool 5.5% 11/20/2033	642	659
Ginnie Mae II Pool 5.5% 11/20/2046	5,163	5,327
Ginnie Mae II Pool 5.5% 12/20/2032	849	869
Ginnie Mae II Pool 5.5% 12/20/2043	1,595	1,642
Ginnie Mae II Pool 5.5% 12/20/2048	4,367	4,476
Ginnie Mae II Pool 5.5% 12/20/2054	1,069,360	1,081,067
Ginnie Mae II Pool 5.5% 12/20/2054	296,448	296,914
Ginnie Mae II Pool 5.5% 2/20/2033	3,248	3,324
Ginnie Mae II Pool 5.5% 3/20/2045	1,936	1,999
Ginnie Mae II Pool 5.5% 4/20/2045	8,661	8,933
Ginnie Mae II Pool 5.5% 5/20/2044	2,067	2,131
Ginnie Mae II Pool 5.5% 5/20/2046	2,883	2,978
Ginnie Mae II Pool 5.5% 6/20/2033	740	759
Ginnie Mae II Pool 5.5% 6/20/2045	3,913	4,040
Ginnie Mae II Pool 5.5% 7/1/2055 (e)	17,000,000	17,016,889
Ginnie Mae II Pool 5.5% 7/20/2038	4,476	4,618
Ginnie Mae II Pool 5.5% 7/20/2048	9,247	9,515
Ginnie Mae II Pool 5.5% 8/1/2055 (e)	8,300,000	8,301,761
Ginnie Mae II Pool 5.5% 8/20/2044	2,660	2,746
Ginnie Mae II Pool 5.5% 9/20/2048	8,979	9,231
Ginnie Mae II Pool 6% 1/20/2037	488	509
Ginnie Mae II Pool 6% 1/20/2055	1,130,582	1,147,226
Ginnie Mae II Pool 6% 10/20/2035	2,018	2,099
Ginnie Mae II Pool 6% 10/20/2037	3,507	3,664
Ginnie Mae II Pool 6% 11/20/2037	12,414	12,970
Ginnie Mae II Pool 6% 12/20/2036	1,572	1,640
Ginnie Mae II Pool 6% 12/20/2037	4,098	4,283
Ginnie Mae II Pool 6% 12/20/2054	2,255,663	2,288,870
Ginnie Mae II Pool 6% 4/20/2037	829	865
Ginnie Mae II Pool 6% 5/20/2034	1,058	1,097
Ginnie Mae II Pool 6% 7/1/2055 (e)	23,450,000	23,778,357
Ginnie Mae II Pool 6% 7/20/2036	2,474	2,577
Ginnie Mae II Pool 6% 8/1/2055 (e)	20,575,000	20,839,793
Ginnie Mae II Pool 6% 9/20/2037	3,537	3,696
Ginnie Mae II Pool 6% 9/20/2038	571	597
Ginnie Mae II Pool 6.5% 3/20/2038	3,800	4,003
Ginnie Mae II Pool 6.5% 5/20/2055	3,499,958	3,596,443
Ginnie Mae II Pool 6.5% 7/1/2055 (e)	9,700,000	9,957,141
Ginnie Mae II Pool 6.5% 8/1/2055 (e)	5,400,000	5,531,338
Ginnie Mae II Pool 6.5% 8/20/2036	1,504	1,579
Uniform Mortgage Backed Securities 2% 7/1/2055 (e)	83,700,000	66,227,609
Uniform Mortgage Backed Securities 2% 8/1/2055 (e)	39,650,000	31,390,089
Uniform Mortgage Backed Securities 2.5% 7/1/2055 (e)	17,850,000	14,798,061
Uniform Mortgage Backed Securities 2.5% 8/1/2055 (e)	9,450,000	7,837,220
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (e)	8,200,000	7,380,321
Uniform Mortgage Backed Securities 3.5% 8/1/2055 (e)	4,950,000	4,454,614
Uniform Mortgage Backed Securities 4% 7/1/2055 (e)	1,000,000	929,574
Uniform Mortgage Backed Securities 4% 8/1/2055 (e)	1,000,000	929,495
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (e)	12,075,000	11,545,774
Uniform Mortgage Backed Securities 5% 7/1/2040 (e)	1,900,000	1,913,284
Uniform Mortgage Backed Securities 5% 7/1/2055 (e)	4,050,000	3,968,682
Uniform Mortgage Backed Securities 5% 8/1/2040 (e)	950,000	956,271
Uniform Mortgage Backed Securities 5.5% 7/1/2055 (e)	5,500,000	5,497,849
Uniform Mortgage Backed Securities 6% 7/1/2055 (e)	20,475,000	20,805,325
Uniform Mortgage Backed Securities 6% 8/1/2055 (e)	7,100,000	7,208,998
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (e)	8,500,000	8,773,595
Uniform Mortgage Backed Securities 6.5% 8/1/2055 (e)	8,375,000	8,632,794
TOTAL UNITED STATES		787,365,964
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $793,861,024)		787,365,964

U.S. Treasury Obligations - 44.1%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.16	15,985,600	9,938,547
US Treasury Bonds 1.75% 8/15/2041	3.21	23,171,800	15,383,903
US Treasury Bonds 1.875% 11/15/2051	3.02	14,846,000	8,259,247
US Treasury Bonds 2% 8/15/2051	3.03	2,427,600	1,399,567
US Treasury Bonds 2.25% 2/15/2052	3.00	11,359,700	6,938,735
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.37	15,000,000	10,556,250
US Treasury Bonds 3% 8/15/2052	3.23	57,000,000	41,144,649
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.52	78,200,000	65,636,071
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.88	31,000,000	25,306,172
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	7,500,000	6,117,188
US Treasury Bonds 4% 11/15/2042	3.77	14,000,000	12,772,266
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	41,293,000	36,884,650
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	78,700,000	71,789,156
US Treasury Bonds 4.25% 8/15/2054	4.65	10,450,000	9,542,973
US Treasury Bonds 4.5% 11/15/2054	4.69 to 4.91	16,200,000	15,438,094
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	11,210,000	10,973,539
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	15,100,000	14,694,242
US Treasury Bonds 4.625% 5/15/2054	4.64 to 4.65	7,200,000	6,993,000
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.91	17,752,000	17,652,145
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	2,348,392	2,272,214
US Treasury Notes 2.625% 7/31/2029	2.69	30,000,000	28,735,547
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	39,286,000	37,449,073
US Treasury Notes 3.5% 2/15/2033	3.49 to 3.92	73,600,000	70,949,250
US Treasury Notes 3.75% 4/15/2028	3.69	20,000	20,024
US Treasury Notes 3.75% 5/31/2030	3.98 to 3.99	47,700,000	47,593,793
US Treasury Notes 3.75% 8/31/2031	3.63	10,600,000	10,501,039
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.73	55,000,000	55,242,773
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	145,800,000	142,342,207
US Treasury Notes 4% 1/31/2031	4.01	30,000,000	30,212,109
US Treasury Notes 4% 10/31/2029	4.14 to 4.26	53,000,000	53,505,156
US Treasury Notes 4% 2/15/2034	4.28 to 4.46	37,100,000	36,713,059
US Treasury Notes 4% 2/28/2030	4.07 to 4.18	52,000,000	52,505,781
US Treasury Notes 4% 4/30/2032	3.92 to 4.17	31,800,000	31,839,750
US Treasury Notes 4% 6/30/2032	3.98	44,500,000	44,534,766
US Treasury Notes 4% 7/31/2030	4.07	25,000,000	25,217,774
US Treasury Notes 4.125% 11/30/2029	4.08	45,000,000	45,660,938
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.17	31,335,000	31,594,974
US Treasury Notes 4.125% 8/31/2030	4.61	14,100,000	14,303,789
US Treasury Notes 4.25% 1/31/2030	4.34	46,000,000	46,907,422
US Treasury Notes 4.25% 5/15/2035	4.41 to 4.49	69,000,000	69,107,813
US Treasury Notes 4.375% 11/30/2030	4.35	24,600,000	25,236,141
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	57,000,000	58,772,344
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	58,100,000	59,940,004
US Treasury Notes 4.625% 4/30/2031	4.46 to 4.49	45,200,000	46,930,313
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	4,620,000	4,595,455
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,505,603,541)			1,460,103,902

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $79,057,354)	4.32	79,041,546	79,057,355

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	3,200,000	123,931
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	3,310,000	114,853
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,000,000	71,483
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	2,890,000	33,352
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	8,960,000	190,708
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	980,000	36,522
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	980,000	35,705
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	2,880,000	104,635
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	3,400,000	126,278
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	2,290,000	88,358
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	5,870,000	215,733

TOTAL PUT SWAPTIONS			1,141,558
Call Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	3,200,000	108,019
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	3,310,000	131,458
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,000,000	76,722
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	2,890,000	132,381
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	8,960,000	335,038
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	980,000	37,917
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	980,000	38,970
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	2,880,000	114,782
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	3,400,000	131,554
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	2,290,000	84,821
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	5,870,000	232,159

TOTAL CALL SWAPTIONS			1,423,821
TOTAL PURCHASED SWAPTIONS (Cost $2,804,783)			2,565,379

TOTAL INVESTMENT IN SECURITIES - 110.3% (Cost $3,700,051,360)	3,648,625,621
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(339,421,554)
NET ASSETS - 100.0%	3,309,204,067

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 7/1/2055	(5,600,000)	(4,562,549)
Ginnie Mae II Pool 2.5% 7/1/2055	(5,400,000)	(4,589,307)
Ginnie Mae II Pool 3.5% 7/1/2055	(5,900,000)	(5,355,713)
Ginnie Mae II Pool 4% 7/1/2055	(1,100,000)	(1,022,253)
Ginnie Mae II Pool 4.5% 7/1/2055	(400,000)	(382,707)
Ginnie Mae II Pool 5.5% 7/1/2055	(8,300,000)	(8,308,245)
Ginnie Mae II Pool 6% 7/1/2055	(20,575,000)	(20,863,100)
Ginnie Mae II Pool 6.5% 7/1/2055	(9,700,000)	(9,957,142)
Uniform Mortgage Backed Securities 2% 7/1/2055	(46,750,000)	(36,990,928)
Uniform Mortgage Backed Securities 2.5% 7/1/2055	(13,150,000)	(10,901,652)
Uniform Mortgage Backed Securities 3.5% 7/1/2055	(10,050,000)	(9,045,394)
Uniform Mortgage Backed Securities 4% 7/1/2055	(1,000,000)	(929,574)
Uniform Mortgage Backed Securities 5% 7/1/2040	(950,000)	(956,642)
Uniform Mortgage Backed Securities 6% 7/1/2055	(16,700,000)	(16,969,423)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(8,500,000)	(8,773,595)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(139,608,224)

TOTAL TBA SALE COMMITMENTS (Proceeds $138,377,671)		(139,608,224)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	2,100,000	(46,355)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	1,500,000	(30,426)

TOTAL PUT SWAPTIONS			(76,781)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	2,100,000	(77,743)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	1,500,000	(23,837)

TOTAL CALL SWAPTIONS			(101,580)
TOTAL WRITTEN SWAPTIONS			(178,361)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	232	Sep 2025	48,265,063	175,577	175,577

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	44	Sep 2025	4,932,813	(43,953)	(43,953)
CBOT 5 Year US Treasury Note Contracts (United States)	141	Sep 2025	15,372,305	(221,656)	(221,656)
CBOT US Treasury Long Bond Contracts (United States)	6	Sep 2025	691,875	(10,134)	(10,134)
CBOT US Treasury Ultra Bond Contracts (United States)	7	Sep 2025	832,344	(33,868)	(33,868)

TOTAL SOLD					(309,611)

TOTAL FUTURES CONTRACTS					(134,034)
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	(3,805)	(15,481)	(19,286)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	(2,383)	(4,041)	(6,424)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	760,000	(2,921)	(7,980)	(10,901)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,105	(4,927)	(1,822)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	60,000	9,314	(15,365)	(6,051)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	120,000	18,627	(35,223)	(16,596)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	4,657	(7,720)	(3,063)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	15,523	(23,376)	(7,853)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	180,000	27,941	(42,016)	(14,075)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	7,761	(11,361)	(3,600)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	90,000	13,970	(19,564)	(5,594)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	12,418	(19,949)	(7,531)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	190,000	29,493	(50,871)	(21,378)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	17,511	(11,464)	6,047
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	5,837	(3,931)	1,906
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	11,674	(7,746)	3,928
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	5,837	(3,639)	2,198
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	5,837	(4,958)	879
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,316	(32,021)	(3,705)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	17,511	(32,044)	(14,533)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	10,645	(14,912)	(4,267)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	10,645	(14,724)	(4,079)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	23,348	(39,324)	(15,976)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	22,764	(29,095)	(6,331)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	11,382	(14,439)	(3,057)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	5,837	(7,228)	(1,391)

TOTAL BUY PROTECTION							310,844	(473,399)	(162,555)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	5,727	33,014	38,741
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	3,382	20,052	23,434
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(10,182)	17,134	6,952
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	350,000	(3,072)	6,903	3,831
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(11,410)	25,547	14,137
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	200,000	(2,909)	3,206	297
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,909)	3,145	236
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(13,091)	12,076	(1,015)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(7,273)	6,657	(616)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(10,182)	10,550	368
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,500,000	(21,818)	23,473	1,655
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,600,000	(23,272)	39,494	16,222
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,700,000	(24,727)	29,276	4,549

TOTAL SELL PROTECTION							(121,736)	230,527	108,791
TOTAL CREDIT DEFAULT SWAPS							189,108	(242,872)	(53,764)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2030	6,773,000	(82,054)	0	(82,054)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2028	42,621,000	(318,801)	0	(318,801)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2027	30,355,000	(153,438)	0	(153,438)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2029	26,179,000	(268,746)	0	(268,746)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2045	11,071,000	(257,598)	0	(257,598)
TOTAL INTEREST RATE SWAPS							(1,080,637)	0	(1,080,637)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $502,348,603 or 15.2% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,220,878.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $453,894.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $62,379.

(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,378,703	361,950,731	336,272,079	1,507,642	-	-	79,057,355	79,041,546	0.2%
Fidelity Securities Lending Cash Central Fund	-	130,307,356	130,307,356	5,586	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	16,667,551	502,190	-	502,218	-	342,969	17,512,710	197,104	6.9%
Total	70,046,254	492,760,277	466,579,435	2,015,446	-	342,969	96,570,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	317,195,607	-	317,195,607	-

Bank Notes
Financials	2,071,119	-	2,071,119	-

Collateralized Mortgage Obligations	64,001,418	-	64,001,418	-

Commercial Mortgage Securities	160,683,014	-	160,683,014	-

Fixed-Income Funds	17,512,710	17,512,710	-	-

Foreign Government and Government Agency Obligations	7,868,198	-	7,868,198	-

Municipal Securities
Transportation	466,119	-	466,119	-

Non-Convertible Corporate Bonds
Communication Services	58,573,981	-	58,573,981	-
Consumer Discretionary	12,961,919	-	12,961,919	-
Consumer Staples	21,576,161	-	21,576,161	-
Energy	73,641,811	-	73,641,811	-
Financials	420,307,341	-	420,307,341	-
Health Care	35,027,250	-	35,027,250	-
Industrials	24,090,891	-	24,090,891	-
Information Technology	17,376,005	-	17,376,005	-
Materials	6,426,678	-	6,426,678	-
Real Estate	42,015,272	-	42,015,272	-
Utilities	37,737,527	-	37,737,527	-

U.S. Government Agency - Mortgage Securities	787,365,964	-	787,365,964	-

U.S. Treasury Obligations	1,460,103,902	-	1,460,103,902	-

Money Market Funds	79,057,355	79,057,355	-	-

Purchased Swaptions	2,565,379	-	2,565,379	-
Total Investments in Securities:	3,648,625,621	96,570,065	3,552,055,556	-
Derivative Instruments:

Assets
Futures Contracts	175,577	175,577	-	-
Swaps	329,062	-	329,062	-
Total Assets	504,639	175,577	329,062	-

Liabilities
Futures Contracts	(309,611)	(309,611)	-	-
Swaps	(1,220,591)	-	(1,220,591)	-
Written Swaptions	(178,361)	-	(178,361)	-
Total Liabilities	(1,708,563)	(309,611)	(1,398,952)	-
Total Derivative Instruments:	(1,203,924)	(134,034)	(1,069,890)	-
Other Financial Instruments:

TBA Sale Commitments	(139,608,224)	-	(139,608,224)	-
Total Other Financial Instruments:	(139,608,224)	-	(139,608,224)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	329,062	(139,954)
Total Credit Risk	329,062	(139,954)
Interest Rate Risk
Futures Contracts (b)	175,577	(309,611)
Purchased Swaptions (c)	2,565,379	0
Swaps (d)	0	(1,080,637)
Written Swaptions (e)	0	(178,361)
Total Interest Rate Risk	2,740,956	(1,568,609)
Total Value of Derivatives	3,070,018	(1,708,563)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,603,739,187)	$3,552,055,556
Fidelity Central Funds (cost $96,312,173)	96,570,065

Total Investment in Securities (cost $3,700,051,360)		$3,648,625,621
Cash		36,224
Receivable for investments sold		7,822,527
Receivable for premium on written options		223,605
Receivable for TBA sale commitments		138,377,671
Receivable for fund shares sold		44,481,075
Interest receivable		29,251,455
Distributions receivable from Fidelity Central Funds		295,353
Bi-lateral OTC swaps, at value		329,062
Other receivables		13,680
Total assets		3,869,456,273
Liabilities
Payable for investments purchased
Regular delivery	$72,069,940
Delayed delivery	346,248,420
TBA sale commitments, at value	139,608,224
Payable for fund shares redeemed	650,869
Bi-lateral OTC swaps, at value	139,954
Accrued management fee	1,067,784
Payable for daily variation margin on futures contracts	33,206
Payable for daily variation margin on centrally cleared swaps	161,113
Written options, at value (premium receivable $223,605)	178,361
Other payables and accrued expenses	94,335
Total liabilities		560,252,206
Net Assets		$3,309,204,067
Net Assets consist of:
Paid in capital		$3,403,562,645
Total accumulated earnings (loss)		(94,358,578)
Net Assets		$3,309,204,067

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($969,550,366 ÷ 101,084,378 shares)		$9.59
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,339,653,701 ÷ 243,856,600 shares)		$9.59
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$73,045,809
Income from Fidelity Central Funds (including $5,586 from security lending)		2,015,446
Total income		75,061,255
Expenses
Management fee	$6,362,505
Custodian fees and expenses	96,449
Independent trustees' fees and expenses	4,102
Audit fees	26,800
Legal	2,686
Miscellaneous	20,925
Total expenses before reductions	6,513,467
Expense reductions	(4,806)
Total expenses after reductions		6,508,661
Net Investment income (loss)		68,552,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(19,154,423)
Futures contracts	89,687
Swaps	556,775
Total net realized gain (loss)		(18,507,961)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	85,421,412
Fidelity Central Funds	342,969
Futures contracts	61,853
Swaps	(1,514,574)
Written options	45,244
TBA sale commitments	(1,762,204)
Total change in net unrealized appreciation (depreciation)		82,594,700
Net gain (loss)		64,086,739
Net increase (decrease) in net assets resulting from operations		$132,639,333
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,552,594	$133,992,510
Net realized gain (loss)	(18,507,961)	(13,175,051)
Change in net unrealized appreciation (depreciation)	82,594,700	(70,170,059)
Net increase (decrease) in net assets resulting from operations	132,639,333	50,647,400
Distributions to shareholders	(691,282)	(136,335,721)

Share transactions - net increase (decrease)	(72,413,252)	213,328,559
Total increase (decrease) in net assets	59,534,799	127,640,238

Net Assets
Beginning of period	3,249,669,268	3,122,029,030
End of period	$3,309,204,067	$3,249,669,268

Financial Highlights
VIP Investment Grade Bond II Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.203	.402	.370	.191
Net realized and unrealized gain (loss)	.179	(.245)	.167	(.721)
Total from investment operations	.382	.157	.537	(.530)
Distributions from net investment income	(.002)	(.407)	(.367)	(.180)
Total distributions	(.002)	(.407)	(.367)	(.180)
Net asset value, end of period	$9.59	$9.21	$9.46	$9.29
Total Return D,E,F	4.15%	1.59%	5.91%	(5.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.40%	.41%	.40% I
Expenses net of fee waivers, if any	.39 % I	.40%	.40%	.40% I
Expenses net of all reductions, if any	.39% I	.39%	.40%	.40% I
Net investment income (loss)	4.36% I	4.22%	3.93%	3.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$969,550	$851,074	$647,893	$528,508
Portfolio turnover rate J	200 % I	217%	190%	225% I,K

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond II Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.202	.399	.367	.189
Net realized and unrealized gain (loss)	.180	(.249)	.167	(.721)
Total from investment operations	.382	.150	.534	(.532)
Distributions from net investment income	(.002)	(.400)	(.364)	(.178)
Total distributions	(.002)	(.400)	(.364)	(.178)
Net asset value, end of period	$9.59	$9.21	$9.46	$9.29
Total Return D,E,F	4.15%	1.52%	5.88%	(5.33)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.42%	.44%	.44% I
Expenses net of fee waivers, if any	.42 % I	.42%	.44%	.43% I
Expenses net of all reductions, if any	.42% I	.42%	.44%	.43% I
Net investment income (loss)	4.34% I	4.20%	3.89%	3.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,339,654	$2,398,595	$2,474,136	$2,279,803
Portfolio turnover rate J	200 % I	217%	190%	225% I,K

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Investment Grade Bond II Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,668,090
Gross unrealized depreciation	(89,838,307)
Net unrealized appreciation (depreciation)	$(54,170,217)
Tax cost	$3,700,342,094

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(48,166,762)
Long-term	(41,705,010)
Total capital loss carryforward	$(89,871,772)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond II Portfolio
Credit Risk
Swaps	(302,499)	264,313
Total Credit Risk	(302,499)	264,313
Interest Rate Risk
Futures Contracts	89,687	61,853
Purchased Options	(628,959)	209,626
Written Options	-	45,244
Swaps	859,274	(1,778,887)
Total Interest Rate Risk	320,002	(1,462,164)
Totals	17,503	(1,197,851)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond II Portfolio	1,853,351,717	1,806,478,638

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.38
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.38
Investor Class	.41

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Investment Grade Bond II Portfolio	2,552

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Investment Grade Bond II Portfolio	607	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,806.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Investment Grade Bond II Portfolio
Distributions to shareholders
Initial Class	$194,453	$35,926,042
Investor Class	496,829	100,409,679
Total	$691,282	$136,335,721
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Investment Grade Bond II Portfolio
Initial Class
Shares sold	20,451,482	46,148,217	$191,636,217	$442,561,844
Reinvestment of distributions	20,883	3,839,335	194,453	35,926,042
Shares redeemed	(11,803,124)	(26,043,642)	(110,775,844)	(251,204,675)
Net increase (decrease)	8,669,241	23,943,910	$81,054,826	$227,283,211
Investor Class
Shares sold	23,022,495	36,918,102	$217,674,803	$358,152,134
Reinvestment of distributions	53,289	10,728,024	496,649	100,402,433
Shares redeemed	(39,563,176)	(48,772,088)	(371,639,530)	(472,509,219)
Net increase (decrease)	(16,487,392)	(1,125,962)	$(153,468,078)	$(13,954,652)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
VIP Investment Grade Bond II Portfolio	19%	30%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Investment Grade Bond II Portfolio	91%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905667.103
VIGBI-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025